UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Destinations Core Fixed Income Fund Class I - DCFFX

Destinations Core Fixed Income Fund Class Z - DCFZX

Destinations Equity Income Fund Class I - DGEFX

Destinations Equity Income Fund Class Z - DGEZX

Destinations Global Fixed Income Opportunities Fund Class I - DGFFX

Destinations Global Fixed Income Opportunities Fund Class Z - DGFZX

Destinations International Equity Fund Class I - DIEFX

Destinations International Equity Fund Class Z - DIEZX

Destinations Large Cap Equity Fund Class I - DLCFX

Destinations Large Cap Equity Fund Class Z - DLCZX

Destinations Low Duration Fixed Income Fund Class I - DLDFX

Destinations Low Duration Fixed Income Fund Class Z - DLDZX

Destinations Multi Strategy Alternatives Fund Class I - DMSFX

Destinations Multi Strategy Alternatives Fund Class Z - DMSZX

Destinations Municipal Fixed Income Fund Class I - DMFFX

Destinations Municipal Fixed Income Fund Class Z - DMFZX

Destinations Real Assets Fund Class I - DRAFX

Destinations Real Assets Fund Class Z - DRAZX

Destinations Shelter Fund Class I - DSHFX

Destinations Shelter Fund Class Z - DSHZX

Destinations Small-Mid Cap Equity Fund Class I - DSMFX

Destinations Small-Mid Cap Equity Fund Class Z - DSMZX

Destinations Core Fixed Income Fund

Class I

DCFFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$87	0.84%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 6.30% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to securitized credit and underweight to Treasuries contributed positively to relative performance for the period. Security selection within securitized credit also benefited performance. Detracting from relative performance was an overweight to the long end of the yield curve as well as an underweight to corporate credit.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA US Broad Market Index.

Class I
ICE BofA US Broad Market Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,359
$10,799
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253
Feb-25	$10,799	$11,359

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	6.30%	-0.79%	0.97%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Key Fund Statistics

Total Net Assets	$1,753,678,108
Number of Portfolio Holdings	2,021
Portfolio Turnover Rate	168%
Advisory Fees Paid	$11,446,736

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Mortgage-Backed Securities	26.6%
U.S. Government Agencies & Obligations	22.0%
Collateralized Mortgage Obligations	17.2%
Corporate Bonds & Notes	16.3%
Asset-Backed Securities	11.7%
Open-End Fund	1.7%
Others	1.3%
Short-Term Investments	3.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC06-I

Destinations Core Fixed Income Fund

Class Z

DCFZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Core Fixed Income Fund seeks to maximize current income and total return, investing primarily in investment grade multi-sector fixed income securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$71	0.69%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 6.51% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to securitized credit and underweight to Treasuries contributed positively to relative performance for the period. Security selection within securitized credit also benefited performance. Detracting from relative performance was an overweight to the long end of the yield curve as well as an underweight to corporate credit.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the ICE BofA US Broad Market Index.

Class Z
ICE BofA US Broad Market Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,150
$10,800
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046
Feb-25	$10,800	$11,150

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	6.51%	-0.66%	1.15%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Key Fund Statistics

Total Net Assets	$1,753,678,108
Number of Portfolio Holdings	2,021
Portfolio Turnover Rate	168%
Advisory Fees Paid	$11,446,736

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Mortgage-Backed Securities	26.6%
U.S. Government Agencies & Obligations	22.0%
Collateralized Mortgage Obligations	17.2%
Corporate Bonds & Notes	16.3%
Asset-Backed Securities	11.7%
Open-End Fund	1.7%
Others	1.3%
Short-Term Investments	3.2%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Core Fixed Income Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC06-Z

Destinations Equity Income Fund

Class I

DGEFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$102	0.93%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 19.07% compared to a return of 15.05% for the FTSE All World Developed Index and 14.30% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and an underweight to Japan and Korea contributed positively to relative performance for the period. Stock selection within the consumer staples, health care, and utilities sectors also contributed positively. Detracting from relative performance were underweight exposures to the financials sector and to Hong Kong as well as stock selection within the industrials sector.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the FTSE All World Developed Index.

Class I
FTSE All World Developed Index
FTSE All-World High Dividend Yield Index
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$22,924
$18,405
$17,281
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,146	$10,660	$10,546
Feb-18	$10,435	$11,625	$11,184
Aug-18	$10,934	$12,023	$10,962
Feb-19	$11,220	$11,607	$10,866
Aug-19	$11,380	$11,986	$10,762
Feb-20	$11,132	$12,115	$10,546
Aug-20	$11,073	$14,014	$10,691
Feb-21	$12,286	$15,716	$12,419
Aug-21	$14,014	$18,165	$13,762
Feb-22	$14,705	$17,275	$13,990
Aug-22	$13,927	$15,360	$12,683
Feb-23	$14,583	$15,988	$13,569
Aug-23	$14,618	$17,742	$14,016
Feb-24	$15,458	$19,925	$15,119
Aug-24	$17,460	$22,025	$16,796
Feb-25	$18,405	$22,924	$17,281

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	19.07%	10.58%	7.94%
FTSE All World Developed Index	15.05%	13.60%	10.94%
FTSE All-World High Dividend Yield Index	14.30%	10.38%	7.09%

Key Fund Statistics

Total Net Assets	$511,122,548
Number of Portfolio Holdings	156
Portfolio Turnover Rate	45%
Advisory Fees Paid	$3,835,847

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	83.1%
Exchange Traded Funds (ETFs)	15.1%
Short-Term Investments	1.8%
Total	100.0%

Sector Allocation

(% of Total Investments)

Financial	19.8%
Consumer Non-cyclical	18.7%
Utilities	10.3%
Industrial	8.7%
Energy	8.0%
Exchange Traded Funds (ETFs)	15.1%
Others	17.6%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC03-I

Destinations Equity Income Fund

Class Z

DGEZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Equity Income Fund seeks to provide a high level of current income with long-term capital appreciation, investing primarily in dividend-paying equity securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$86	0.78%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 19.30% compared to a return of 15.05% for the FTSE All World Developed Index and 14.30% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and an underweight to Japan and Korea contributed positively to relative performance for the period. Stock selection within the consumer staples, health care, and utilities sectors also contributed positively. Detracting from relative performance were underweight exposures to the financials sector and to Hong Kong as well as stock selection within the industrials sector.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the FTSE All World Developed Index.

Class Z
FTSE All World Developed Index
FTSE All-World High Dividend Yield Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,479
$17,316
$15,929
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,190	$10,217	$10,104
Feb-19	$10,451	$9,863	$10,016
Aug-19	$10,621	$10,185	$9,920
Feb-20	$10,390	$10,295	$9,720
Aug-20	$10,338	$11,908	$9,854
Feb-21	$11,495	$13,355	$11,447
Aug-21	$13,112	$15,436	$12,686
Feb-22	$13,772	$14,679	$12,895
Aug-22	$13,050	$13,052	$11,690
Feb-23	$13,671	$13,586	$12,508
Aug-23	$13,725	$15,076	$12,919
Feb-24	$14,514	$16,931	$13,936
Aug-24	$16,420	$18,716	$15,482
Feb-25	$17,316	$19,479	$15,929

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	19.30%	10.76%	8.54%
FTSE All World Developed Index	15.05%	13.60%	10.53%
FTSE All-World High Dividend Yield Index	14.30%	10.38%	7.22%

Key Fund Statistics

Total Net Assets	$511,122,548
Number of Portfolio Holdings	156
Portfolio Turnover Rate	45%
Advisory Fees Paid	$3,835,847

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	83.1%
Exchange Traded Funds (ETFs)	15.1%
Short-Term Investments	1.8%
Total	100.0%

Sector Allocation

(% of Total Investments)

Financial	19.8%
Consumer Non-cyclical	18.7%
Utilities	10.3%
Industrial	8.7%
Energy	8.0%
Exchange Traded Funds (ETFs)	15.1%
Others	17.6%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Equity Income Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC03-Z

Destinations Global Fixed Income Opportunities Fund

Class I

DGFFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$107	1.03%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 7.98% compared to a return of 5.56% for the ICE BofA Global Broad Market Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within bank loans as well as within BB and BBB-rated corporate bonds. Shorter duration positioning than the benchmark detracted from the Fund’s relative performance as did an allocation to preferred securities during much of the period.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA Global Broad Market (USD Hedged).

Class I
ICE BofA Global Broad Market (USD Hedged)
$14,000
$13,000
$12,000
$11,000
$10,000
$13,677
$11,527
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	ICE BofA Global Broad Market (USD Hedged)
Mar-17	$10,000	$10,000
Aug-17	$10,301	$10,294
Feb-18	$10,334	$10,219
Aug-18	$10,441	$10,358
Feb-19	$10,562	$10,619
Aug-19	$10,877	$11,488
Feb-20	$11,003	$11,730
Aug-20	$11,007	$11,892
Feb-21	$11,671	$11,746
Aug-21	$11,897	$11,956
Feb-22	$11,846	$11,476
Aug-22	$11,495	$10,655
Feb-23	$11,623	$10,423
Aug-23	$11,921	$10,603
Feb-24	$12,666	$10,920
Aug-24	$13,233	$11,367
Feb-25	$13,677	$11,527

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.98%	4.45%	4.00%
ICE BofA Global Broad Market (USD Hedged)	5.56%	-0.35%	1.80%

Key Fund Statistics

Total Net Assets	$739,375,401
Number of Portfolio Holdings	447
Portfolio Turnover Rate	112%
Advisory Fees Paid	$5,866,157

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	77.2%
Senior Loans	8.7%
Common Stocks	2.0%
U.S. Government Agencies & Obligations	1.3%
Sovereign Bonds	1.2%
Others	3.2%
Short-Term Investments	6.3%
Money Market Fund	0.1%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	39.4%
United Kingdom	6.6%
Luxembourg	6.2%
Mexico	4.3%
Canada	3.7%
Others	33.4%
Short-Term Investments	6.3%
Money Market Fund	0.1%
Total	100.0%

Material Fund Changes

Effective July 29, 2024, Numeric Investors LLC was appointed to serve as sub-advisor to the Destinations Global Fixed Income Opportunities Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC08-I

Destinations Global Fixed Income Opportunities Fund

Class Z

DGFZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Global Fixed Income Opportunities Fund seeks to maximize total return and invests in global investment grade credit, global high yield credit, global sovereign debt, bank loans, preferred securities and convertible securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$92	0.88%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 8.18% compared to a return of 5.56% for the ICE BofA Global Broad Market Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within bank loans as well as within BB and BBB-rated corporate bonds. Shorter duration positioning than the benchmark detracted from the Fund’s relative performance as did an allocation to preferred securities during much of the period.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the ICE BofA Global Broad Market (USD Hedged).

Class Z
ICE BofA Global Broad Market (USD Hedged)
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$13,298
$11,136
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	ICE BofA Global Broad Market (USD Hedged)
Jul-18	$10,000	$10,000
Aug-18	$10,050	$10,006
Feb-19	$10,172	$10,258
Aug-19	$10,488	$11,098
Feb-20	$10,616	$11,332
Aug-20	$10,628	$11,488
Feb-21	$11,288	$11,347
Aug-21	$11,500	$11,550
Feb-22	$11,468	$11,087
Aug-22	$11,144	$10,293
Feb-23	$11,260	$10,069
Aug-23	$11,563	$10,242
Feb-24	$12,293	$10,549
Aug-24	$12,855	$10,981
Feb-25	$13,298	$11,136

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	8.18%	4.61%	4.37%
ICE BofA Global Broad Market (USD Hedged)	5.56%	-0.35%	1.62%

Key Fund Statistics

Total Net Assets	$739,375,401
Number of Portfolio Holdings	447
Portfolio Turnover Rate	112%
Advisory Fees Paid	$5,866,157

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	77.2%
Senior Loans	8.7%
Common Stocks	2.0%
U.S. Government Agencies & Obligations	1.3%
Sovereign Bonds	1.2%
Others	3.2%
Short-Term Investments	6.3%
Money Market Fund	0.1%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	39.4%
United Kingdom	6.6%
Luxembourg	6.2%
Mexico	4.3%
Canada	3.7%
Others	33.4%
Short-Term Investments	6.3%
Money Market Fund	0.1%
Total	100.0%

Material Fund Changes

Effective July 29, 2024, Numeric Investors LLC was appointed to serve as sub-advisor to the Destinations Global Fixed Income Opportunities Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Global Fixed Income Opportunities Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC08-Z

Destinations International Equity Fund

Class I

DIEFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$110	1.06%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 7.95% compared to a return of 9.33% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the financials and industrials sectors were the largest positive contributors to relative performance while an underweight to financials, an underweight to communication services, and stock selection within the information technology sector detracted from relative performance. From a geographical perspective, stock selection within Korea and India contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Hong Kong and stock selection within Hong Kong.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the FTSE All-World ex US Index.

Class I
FTSE All-World ex US Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$15,894
$15,515
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	FTSE All-World ex US Index
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903
Feb-25	$15,515	$15,894

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.95%	6.13%	5.80%
FTSE All-World ex US Index	9.33%	7.74%	6.00%

Key Fund Statistics

Total Net Assets	$1,950,174,346
Number of Portfolio Holdings	1,747
Portfolio Turnover Rate	62%
Advisory Fees Paid	$17,005,969

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Financial	21.5%
Industrial	16.7%
Consumer Non-cyclical	16.6%
Technology	9.9%
Exchange Traded Funds (ETFs)	5.1%
Others	27.5%
Short-Term Investments	1.7%
Money Market Fund	1.0%
Total	100.0%

Country Weightings

(% of Total Investments)

Japan	13.9%
United Kingdom	10.3%
France	7.9%
United States	6.9%
Germany	6.7%
Others	51.6%
Short-Term Investments	1.7%
Money Market Fund	1.0%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	91.9%
Exchange Traded Funds (ETFs)	5.1%
Preferred Stocks	0.3%
Warrants	0.0%
Right	0.0%
Short-Term Investments	1.7%
Money Market Fund	1.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC04-I

Destinations International Equity Fund

Class Z

DIEZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations International Equity Fund seeks long-term capital appreciation and invests in equity securities of foreign markets, including emerging and frontier markets, across market capitalizations.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$95	0.91%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 8.07% compared to a return of 9.33% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the financials and industrials sectors were the largest positive contributors to relative performance while an underweight to financials, an underweight to communication services, and stock selection within the information technology sector detracted from relative performance. From a geographical perspective, stock selection within Korea and India contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Hong Kong and stock selection within Hong Kong.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the FTSE All-World ex US Index.

Class Z
FTSE All-World ex US Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,013
$13,630
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	FTSE All-World ex US Index
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021
Feb-25	$13,630	$14,013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	8.07%	6.35%	4.92%
FTSE All-World ex US Index	9.33%	7.74%	5.18%

Key Fund Statistics

Total Net Assets	$1,950,174,346
Number of Portfolio Holdings	1,747
Portfolio Turnover Rate	62%
Advisory Fees Paid	$17,005,969

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Financial	21.5%
Industrial	16.7%
Consumer Non-cyclical	16.6%
Technology	9.9%
Exchange Traded Funds (ETFs)	5.1%
Others	27.5%
Short-Term Investments	1.7%
Money Market Fund	1.0%
Total	100.0%

Country Weightings

(% of Total Investments)

Japan	13.9%
United Kingdom	10.3%
France	7.9%
United States	6.9%
Germany	6.7%
Others	51.6%
Short-Term Investments	1.7%
Money Market Fund	1.0%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	91.9%
Exchange Traded Funds (ETFs)	5.1%
Preferred Stocks	0.3%
Warrants	0.0%
Right	0.0%
Short-Term Investments	1.7%
Money Market Fund	1.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations International Equity Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC04-Z

Destinations Large Cap Equity Fund

Class I

DLCFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$87	0.81%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 15.06% compared to a return of 18.11% for the Russell 1000 Index. Stock selection in consumer staples, utilities, and materials were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to consumer discretionary and industrials also contributed positively to relative performance. Detracting from the Fund’s relative performance was the underweight to communication services, overweight to materials, and stock selection within information technology and consumer discretionary sectors.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the Russell 1000 Index.

Class I
Russell 1000 Index
$30,000
$25,000
$20,000
$15,000
$10,000
$28,270
$25,251
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572
Feb-25	$25,251	$28,270

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	15.06%	14.86%	12.31%
Russell 1000 Index	18.11%	16.54%	13.88%

Key Fund Statistics

Total Net Assets	$3,988,336,607
Number of Portfolio Holdings	318
Portfolio Turnover Rate	90%
Advisory Fees Paid	$26,149,438

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	95.9%
Exchange Traded Funds (ETFs)	2.5%
Preferred Stocks	0.1%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	24.1%
Financial	17.1%
Consumer Non-cyclical	16.5%
Communications	13.4%
Exchange Traded Funds (ETFs)	2.5%
Others	24.9%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC01-I

Destinations Large Cap Equity Fund

Class Z

DLCZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Large Cap Equity Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$71	0.66%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 15.18% compared to a return of 18.11% for the Russell 1000 Index. Stock selection in consumer staples, utilities, and materials were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to consumer discretionary and industrials also contributed positively to relative performance. Detracting from the Fund’s relative performance was the underweight to communication services, overweight to materials, and stock selection within information technology and consumer discretionary sectors.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the Russell 1000 Index.

Class Z
Russell 1000 Index
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$23,354
$20,841
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951
Feb-25	$20,841	$23,354

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	15.18%	15.03%	11.63%
Russell 1000 Index	18.11%	16.54%	13.57%

Key Fund Statistics

Total Net Assets	$3,988,336,607
Number of Portfolio Holdings	318
Portfolio Turnover Rate	90%
Advisory Fees Paid	$26,149,438

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	95.9%
Exchange Traded Funds (ETFs)	2.5%
Preferred Stocks	0.1%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	24.1%
Financial	17.1%
Consumer Non-cyclical	16.5%
Communications	13.4%
Exchange Traded Funds (ETFs)	2.5%
Others	24.9%
Short-Term Investments	1.2%
Money Market Fund	0.3%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Large Cap Equity Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC01-Z

Destinations Low Duration Fixed Income Fund

Class I

DLDFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$96	0.93%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 5.87% compared to a return of 5.84% for the ICE BofA US Broad Market Index and 5.57% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities contributed positively to relative performance. Additionally, security selection in corporate credit and a small allocation to convertible bonds contributed positively to Fund performance for the period. Detracting from relative performance was curve positioning within the Treasury allocation.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA US Broad Market Index.

Class I
ICE BofA US Broad Market Index
ICE BofA US Corporate & Government (1-3 Yr) Index
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$13,086
$11,645
$11,359
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,080	$10,334	$10,089
Feb-18	$10,152	$10,107	$10,025
Aug-18	$10,304	$10,225	$10,111
Feb-19	$10,434	$10,431	$10,280
Aug-19	$10,623	$11,298	$10,580
Feb-20	$10,705	$11,680	$10,781
Aug-20	$10,605	$12,025	$10,968
Feb-21	$11,050	$11,783	$10,991
Aug-21	$11,232	$12,008	$11,018
Feb-22	$11,461	$11,506	$10,822
Aug-22	$11,213	$10,624	$10,573
Feb-23	$11,467	$10,381	$10,542
Aug-23	$11,786	$10,482	$10,741
Feb-24	$12,360	$10,732	$11,031
Aug-24	$12,798	$11,253	$11,416
Feb-25	$13,086	$11,359	$11,645

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.87%	4.10%	3.43%
ICE BofA US Corporate & Government (1-3 Yr) Index	5.57%	1.55%	1.93%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Key Fund Statistics

Total Net Assets	$321,892,424
Number of Portfolio Holdings	510
Portfolio Turnover Rate	87%
Advisory Fees Paid	$2,427,902

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	34.8%
Exchange Traded Fund (ETF)	15.4%
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.5%
U.S. Government Agencies & Obligations	9.1%
Senior Loans	4.8%
Others	5.0%
Short-Term Investments	7.9%
Total	100.0%

Sector Allocation

(% of Total Investments)

Mortgage Securities	13.3%
Consumer Non-cyclical	10.5%
Asset Backed Securities	10.1%
Government	9.2%
Financial	5.9%
Exchange Traded Fund (ETF)	15.4%
Others	27.7%
Short-Term Investments	7.9%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC07-I

Destinations Low Duration Fixed Income Fund

Class Z

DLDZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Low Duration Fixed Income Fund seeks current income and invests in multi-sector fixed income, investment-grade corporate credit, high yield corporate credit and low duration securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$80	0.78%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 6.03% compared to a return of 5.84% for the ICE BofA US Broad Market Index and 5.57% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities contributed positively to relative performance. Additionally, security selection in corporate credit and a small allocation to convertible bonds contributed positively to Fund performance for the period. Detracting from relative performance was curve positioning within the Treasury allocation.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the ICE BofA US Broad Market Index.

Class Z
ICE BofA US Broad Market Index
ICE BofA US Corporate & Government (1-3 Yr) Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,856
$11,562
$11,046
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,060	$10,037	$10,039
Feb-19	$10,154	$10,239	$10,207
Aug-19	$10,351	$11,090	$10,504
Feb-20	$10,448	$11,465	$10,703
Aug-20	$10,349	$11,803	$10,889
Feb-21	$10,792	$11,566	$10,912
Aug-21	$10,975	$11,787	$10,939
Feb-22	$11,210	$11,294	$10,744
Aug-22	$10,981	$10,429	$10,497
Feb-23	$11,242	$10,190	$10,467
Aug-23	$11,555	$10,289	$10,665
Feb-24	$12,125	$10,535	$10,952
Aug-24	$12,575	$11,046	$11,335
Feb-25	$12,856	$11,046	$11,562

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	6.03%	4.23%	3.84%
ICE BofA US Corporate & Government (1-3 Yr) Index	5.57%	1.55%	2.20%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Key Fund Statistics

Total Net Assets	$321,892,424
Number of Portfolio Holdings	510
Portfolio Turnover Rate	87%
Advisory Fees Paid	$2,427,902

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Corporate Bonds & Notes	34.8%
Exchange Traded Fund (ETF)	15.4%
Collateralized Mortgage Obligations	11.5%
Asset-Backed Securities	11.5%
U.S. Government Agencies & Obligations	9.1%
Senior Loans	4.8%
Others	5.0%
Short-Term Investments	7.9%
Total	100.0%

Sector Allocation

(% of Total Investments)

Mortgage Securities	13.3%
Consumer Non-cyclical	10.5%
Asset Backed Securities	10.1%
Government	9.2%
Financial	5.9%
Exchange Traded Fund (ETF)	15.4%
Others	27.7%
Short-Term Investments	7.9%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Low Duration Fixed Income Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC07-Z

Destinations Multi Strategy Alternatives Fund

Class I

DMSFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$125	1.22%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 4.71% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, the shorter duration positioning of fixed income securities benefited performance. Detracting from performance for the period was stock selection within the health care sector, primarily in biotech, and the industrials sector.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA US Broad Market Index.

Class I
ICE BofA US Broad Market Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$14,455
$11,359
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253
Feb-25	$14,455	$11,359

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.71%	5.83%	4.75%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Key Fund Statistics

Total Net Assets	$587,838,963
Number of Portfolio Holdings	144
Portfolio Turnover Rate	58%
Advisory Fees Paid	$6,593,464

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Collateralized Mortgage Obligations	24.1%
Common Stocks	20.3%
Asset-Backed Securities	17.8%
Open-End Fund	10.9%
Corporate Bonds & Notes	9.9%
Others	3.7%
Short-Term Investments	12.5%
Money Market Fund	0.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC09-I

Destinations Multi Strategy Alternatives Fund

Class Z

DMSZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Multi Strategy Alternatives Fund seeks long-term growth of capital with reduced correlation to equity and fixed income markets and may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event driven and closed-end funds.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$111	1.08%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 4.88% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, the shorter duration positioning of fixed income securities benefited performance. Detracting from performance for the period was stock selection within the health care sector, primarily in biotech, and the industrials sector.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the ICE BofA US Broad Market Index.

Class Z
ICE BofA US Broad Market Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,837
$11,150
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046
Feb-25	$13,837	$11,150

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.88%	6.00%	5.01%
ICE BofA US Broad Market Index	5.84%	-0.56%	1.63%

Key Fund Statistics

Total Net Assets	$587,838,963
Number of Portfolio Holdings	144
Portfolio Turnover Rate	58%
Advisory Fees Paid	$6,593,464

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Collateralized Mortgage Obligations	24.1%
Common Stocks	20.3%
Asset-Backed Securities	17.8%
Open-End Fund	10.9%
Corporate Bonds & Notes	9.9%
Others	3.7%
Short-Term Investments	12.5%
Money Market Fund	0.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Multi Strategy Alternatives Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC09-Z

Destinations Municipal Fixed Income Fund

Class I

DMFFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$82	0.81%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 3.16% compared to a return of 2.85% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s yield curve positioning contributed positively to relative performance for the year, benefiting from an overweight to the longer end of the curve. The exposure to BB rated bonds as well as security selection within the health care sector also benefited relative performance for the year. Detracting from relative performance was security selection within revenue bonds as well as underweight exposure to A and BBB rated bonds.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

Class I
ICE BofA US Municipal Securities 2-12 Year Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,806
$11,354
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653
Feb-25	$11,354	$11,806

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	3.16%	0.49%	1.60%
ICE BofA US Municipal Securities 2-12 Year Index	2.85%	0.87%	2.11%

Key Fund Statistics

Total Net Assets	$753,278,480
Number of Portfolio Holdings	569
Portfolio Turnover Rate	42%
Advisory Fees Paid	$4,684,322

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Municipal Bonds	95.3%
Exchange Traded Fund (ETF)	1.6%
Short-Term Investments	2.5%
Money Market Fund	0.6%
Total	100.0%

Industry Weightings

(% of Total Investments)

General Obligation	41.7%
Education	15.9%
Water and Sewer	8.3%
Development	6.6%
Health Care Providers & Services	5.7%
Exchange Traded Fund (ETF)	1.6%
Others	18.4%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC10-I

Destinations Municipal Fixed Income Fund

Class Z

DMFZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Municipal Fixed Income Fund seeks current income that is exempt from federal income taxation and invests in municipal fixed income of primarily investment grade.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$67	0.66%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 3.34% compared to a return of 2.85% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s yield curve positioning contributed positively to relative performance for the year, benefiting from an overweight to the longer end of the curve. The exposure to BB rated bonds as well as security selection within the health care sector also benefited relative performance for the year. Detracting from relative performance was security selection within revenue bonds as well as underweight exposure to A and BBB rated bonds.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.

Class Z
ICE BofA US Municipal Securities 2-12 Year Index
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$11,460
$11,373
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311
Feb-25	$11,373	$11,460

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	3.34%	0.65%	1.94%
ICE BofA US Municipal Securities 2-12 Year Index	2.85%	0.87%	2.08%

Key Fund Statistics

Total Net Assets	$753,278,480
Number of Portfolio Holdings	569
Portfolio Turnover Rate	42%
Advisory Fees Paid	$4,684,322

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Municipal Bonds	95.3%
Exchange Traded Fund (ETF)	1.6%
Short-Term Investments	2.5%
Money Market Fund	0.6%
Total	100.0%

Industry Weightings

(% of Total Investments)

General Obligation	41.7%
Education	15.9%
Water and Sewer	8.3%
Development	6.6%
Health Care Providers & Services	5.7%
Exchange Traded Fund (ETF)	1.6%
Others	18.4%
Short-Term Investments	1.8%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Municipal Fixed Income Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC10-Z

Destinations Real Assets Fund

Class I

DRAFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of November 14, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling

1-877-771-7979.

This report describes material changes.

Fund Overview

The Destinations Real Assets Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$36	1.23%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned -1.54% compared to a return of 15.05% for the FTSE All World Developed Index. Although the Fund’s inception date is March 20, 2017, the Fund was closed from February 1, 2021 until November 14, 2024. During that period, the Fund consisted entirely of cash and has no meaningful performance to report. For this reason, a discussion of the Fund’s performance relative to its benchmark over the full fiscal year is not highly informative because it includes the time in which the Fund was entirely in cash in addition to the time period from November 14, 2024 until fiscal year end February 28, 2025 when the Fund was being actively managed.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the FTSE All World Developed Index.

Class I*
FTSE All World Developed Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,924
$3,820
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I*	FTSE All World Developed Index
Mar-17	$10,000	$10,000
Aug-17	$10,060	$10,660
Feb-18	$9,205	$11,625
Aug-18	$9,483	$12,023
Feb-19	$6,632	$11,607
Aug-19	$4,198	$11,986
Feb-20	$3,695	$12,115
Aug-20	$3,353	$14,014
Feb-21	$3,879	$15,716
Aug-21	$3,879	$18,165
Feb-22	$3,879	$17,275
Aug-22	$3,879	$15,360
Feb-23	$3,879	$15,988
Aug-23	$3,879	$17,742
Feb-24	$3,879	$19,925
Aug-24	$3,879	$22,025
Feb-25	$3,820	$22,924

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year*	5 Years	Since Inception (03/20/2017)
Class I	-1.54%	0.67%	-11.36%
FTSE All World Developed Index	15.05%	13.60%	10.94%

Key Fund Statistics

Total Net Assets	$315,143,938
Number of Portfolio Holdings	346
Portfolio Turnover Rate	27%
Advisory Fees Paid	$664,178

*The Class reopened on November 14, 2024.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Financial	30.6%
Energy	17.1%
Utilities	17.0%
Industrial	12.2%
Exchange Traded Funds (ETFs)	8.1%
Others	12.8%
Short-Term Investments	1.6%
Money Market Fund	0.6%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	57.6%
Canada	9.4%
United Kingdom	6.7%
Spain	4.3%
Australia	3.1%
Others	16.7%
Short-Term Investments	1.6%
Money Market Fund	0.6%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	89.0%
Exchange Traded Funds (ETFs)	8.1%
Limited Partnerships	0.4%
Closed-End Funds	0.3%
Short-Term Investments	1.6%
Money Market Fund	0.6%
Total	100.0%

Material Fund Changes

The Destinations Funds are used to implement certain model-based advisory programs. Client assets from such advisory programs were reallocated into the Real Assets Fund as of November 14, 2024, and, accordingly, audited financial statements have only been provided for the period from November 14, 2024 until the Fund’s fiscal year end on February 28, 2025. Because the Fund was not an active component in those advisory programs during its 2022, 2023 and 2024 fiscal years, there were no audited financial statements or performance for the Fund during those fiscal years. For the Fund’s 2022, 2023 and 2024 fiscal years, the Adviser was the sole beneficial owner of the Fund, and the Fund had only de minimis assets, which consisted entirely of cash.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Real Assets Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC12-I

Destinations Real Assets Fund

Class Z

DRAZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of November 14, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling

1-877-771-7979.

This report describes material changes.

Fund Overview

The Destinations Real Assets Fund seeks to provide long-term capital appreciation investing primarily in large capitalization, U.S. based equity.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$33	1.13%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned -1.71% compared to a return of 15.05% for the FTSE All World Developed Index. Although the Fund’s inception date is July 16, 2018, the Fund was closed from February 1, 2021 until November 14, 2024. During that period, the Fund consisted entirely of cash and has no meaningful performance to report. For this reason, a discussion of the Fund’s performance relative to its benchmark over the full fiscal year is not highly informative because it includes the time in which the Fund was entirely in cash in addition to the time period from November 14, 2024 until fiscal year end February 28, 2025 when the Fund was being actively managed.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the FTSE All World Developed Index.

Class Z*
FTSE All World Developed Index
$20,000
$15,000
$10,000
$5,000
$0
$19,479
$3,926
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z*	FTSE All World Developed Index
Jul-18	$10,000	$10,000
Aug-18	$9,320	$10,217
Feb-19	$6,521	$9,863
Aug-19	$4,134	$10,185
Feb-20	$3,806	$10,295
Aug-20	$3,444	$11,908
Feb-21	$3,994	$13,355
Aug-21	$3,994	$15,436
Feb-22	$3,994	$14,679
Aug-22	$3,994	$13,052
Feb-23	$3,994	$13,586
Aug-23	$3,994	$15,076
Feb-24	$3,994	$16,931
Aug-24	$3,994	$18,716
Feb-25	$3,926	$19,479

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year*	5 Years	Since Inception (07/16/2018)
Class Z	-1.71%	0.62%	-13.11%
FTSE All World Developed Index	15.05%	13.60%	10.53%

Key Fund Statistics

Total Net Assets	$315,143,938
Number of Portfolio Holdings	346
Portfolio Turnover Rate	27%
Advisory Fees Paid	$664,178

*The Class reopened on November 14, 2024.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of large capitalization companies. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Sector Allocation

(% of Total Investments)

Financial	30.6%
Energy	17.1%
Utilities	17.0%
Industrial	12.2%
Exchange Traded Funds (ETFs)	8.1%
Others	12.8%
Short-Term Investments	1.6%
Money Market Fund	0.6%
Total	100.0%

Country Weightings

(% of Total Investments)

United States	57.6%
Canada	9.4%
United Kingdom	6.7%
Spain	4.3%
Australia	3.1%
Others	16.7%
Short-Term Investments	1.6%
Money Market Fund	0.6%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Common Stocks	89.0%
Exchange Traded Funds (ETFs)	8.1%
Limited Partnerships	0.4%
Closed-End Funds	0.3%
Short-Term Investments	1.6%
Money Market Fund	0.6%
Total	100.0%

Material Fund Changes

The Destinations Funds are used to implement certain model-based advisory programs. Client assets from such advisory programs were reallocated into the Real Assets Fund as of November 14, 2024, and, accordingly, audited financial statements have only been provided for the period from November 14, 2024 until the Fund’s fiscal year end on February 28, 2025. Because the Fund was not an active component in those advisory programs during its 2022, 2023 and 2024 fiscal years, there were no audited financial statements or performance for the Fund during those fiscal years. For the Fund’s 2022, 2023 and 2024 fiscal years, the Adviser was the sole beneficial owner of the Fund, and the Fund had only de minimis assets, which consisted entirely of cash.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Real Assets Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC12-Z

Destinations Shelter Fund

Class I

DSHFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$125	1.16%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 14.70% compared to a return of 18.11% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the consumer staples and financials sectors benefited performance while stock selection in the health care sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class I from inception (October 26, 2021) to February 28, 2025 as compared with the Russell 1000 Index.

Class I
Russell 1000 Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$13,334
$12,131
Oct-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,597	$12,533
Feb-25	$12,131	$13,334

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (October 26, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (10/26/2021)
Class I	14.70%	5.92%
Russell 1000 Index	18.11%	8.97%

Key Fund Statistics

Total Net Assets	$97,887,962
Number of Portfolio Holdings	239
Portfolio Turnover Rate	9%
Advisory Fees Paid	$778,456

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	98.0%
Short-Term Investments	1.0%
Purchased Options	1.0%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	28.1%
Financial	17.4%
Communications	15.2%
Consumer Non-cyclical	15.1%
Consumer Cyclical	8.3%
Industrial	6.8%
Others	8.1%
Short-Term Investments	1.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC11-I

Destinations Shelter Fund

Class Z

DSHZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Shelter Fund seeks capital appreciation with lower volatility than broad equity markets. The Fund will use derivative investments, including options on equity indexes, to seek to mitigate significant equity market downside risk.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$107	1.00%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 14.93% compared to a return of 18.11% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the consumer staples and financials sectors benefited performance while stock selection in the health care sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class Z from inception (November 3, 2021) to February 28, 2025 as compared with the Russell 1000 Index.

Class Z
Russell 1000 Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$13,095
$12,041
Nov-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,652	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,496	$12,308
Feb-25	$12,041	$13,095

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (November 03, 2021). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (11/03/2021)
Class Z	14.93%	5.85%
Russell 1000 Index	18.11%	8.63%

Key Fund Statistics

Total Net Assets	$97,887,962
Number of Portfolio Holdings	239
Portfolio Turnover Rate	9%
Advisory Fees Paid	$778,456

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	98.0%
Short-Term Investments	1.0%
Purchased Options	1.0%
Total	100.0%

Sector Allocation

(% of Total Investments)

Technology	28.1%
Financial	17.4%
Communications	15.2%
Consumer Non-cyclical	15.1%
Consumer Cyclical	8.3%
Industrial	6.8%
Others	8.1%
Short-Term Investments	1.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Shelter Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC11-Z

Destinations Small-Mid Cap Equity Fund

Class I

DSMFX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$109	1.05%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class I returned 7.07% compared to a return of 7.64% for the Russell 2500 Index. An underweight to the materials and consumer staples sectors as well as stock selection within the financials and industrials sectors contributed positively to relative performance for the period. Detracting from performance over the period was stock selection within the information technology and energy sectors. An underweight to the utilities sector and an overweight to the health care sector also detracted from relative performance.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class I from inception (March 20, 2017) to February 28, 2025 as compared with the Russell 2500 Index.

Class I
Russell 2500 Index
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$21,417
$19,366
Mar-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class I	Russell 2500 Index
Mar-17	$10,000	$10,000
Aug-17	$10,310	$10,190
Feb-18	$11,083	$11,077
Aug-18	$12,869	$12,568
Feb-19	$12,082	$11,782
Aug-19	$12,263	$11,670
Feb-20	$12,144	$11,570
Aug-20	$13,245	$12,463
Feb-21	$18,660	$16,881
Aug-21	$20,284	$18,179
Feb-22	$18,971	$16,948
Aug-22	$17,391	$15,353
Feb-23	$17,860	$16,029
Aug-23	$18,193	$16,372
Feb-24	$20,003	$17,992
Aug-24	$21,401	$19,217
Feb-25	$21,417	$19,366

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (March 20, 2017). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	7.07%	13.47%	10.90%
Russell 2500 Index	7.64%	10.85%	8.63%

Key Fund Statistics

Total Net Assets	$751,261,246
Number of Portfolio Holdings	2,771
Portfolio Turnover Rate	129%
Advisory Fees Paid	$6,945,793

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	92.4%
Exchange Traded Funds (ETFs)	3.1%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Warrants	0.0%
Short-Term Investments	3.5%
Money Market Fund	1.0%
Total	100.0%

Sector Allocation

(% of Total Investments)

Consumer Non-cyclical	19.4%
Financial	19.3%
Industrial	16.1%
Consumer Cyclical	12.1%
Exchange Traded Funds (ETFs)	3.1%
Others	25.5%
Short-Term Investments	3.5%
Money Market Fund	1.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class I

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC02-I

Destinations Small-Mid Cap Equity Fund

Class Z

DSMZX

Annual Shareholder Report - February 28, 2025

This annual shareholder summary report contains important information about the Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.

Fund Overview

The Destinations Small-Mid Cap Equity Fund seeks to provide long-term capital appreciation and invests primarily in small- and mid-capitalization equity securities.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$93	0.90%

How did the fund perform last year?

For the fiscal year ending February 28, 2025, Class Z returned 7.13% compared to a return of 7.64% for the Russell 2500 Index. An underweight to the materials and consumer staples sectors as well as stock selection within the financials and industrials sectors contributed positively to relative performance for the period. Detracting from performance over the period was stock selection within the information technology and energy sectors. An underweight to the utilities sector and an overweight to the health care sector also detracted from relative performance.

Fund Performance

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class Z from inception (July 16, 2018) to February 28, 2025 as compared with the Russell 2500 Index.

Class Z
Russell 2500 Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,659
$15,954
Jul-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
Aug-24
Feb-25

	Class Z	Russell 2500 Index
Jul-18	$10,000	$10,000
Aug-18	$10,520	$10,354
Feb-19	$9,876	$9,707
Aug-19	$10,038	$9,614
Feb-20	$9,945	$9,532
Aug-20	$10,849	$10,267
Feb-21	$15,300	$13,907
Aug-21	$16,648	$14,976
Feb-22	$15,585	$13,962
Aug-22	$14,297	$12,648
Feb-23	$14,684	$13,205
Aug-23	$14,971	$13,488
Feb-24	$16,483	$14,823
Aug-24	$17,637	$15,832
Feb-25	$17,659	$15,954

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund from inception  (July 16, 2018). The result of this chart does not predict the results of future time periods and does not guarantee the same results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	7.13%	14.12%	10.29%
Russell 2500 Index	7.64%	10.85%	7.27%

Key Fund Statistics

Total Net Assets	$751,261,246
Number of Portfolio Holdings	2,771
Portfolio Turnover Rate	129%
Advisory Fees Paid	$6,945,793

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Call 1-877-771-7979 for current performance questions.

What did the Fund invest in?

The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).

Asset Class Weightings

(% of Total Investments)

Common Stocks	92.4%
Exchange Traded Funds (ETFs)	3.1%
Limited Partnership	0.0%
Closed-End Fund	0.0%
Warrants	0.0%
Short-Term Investments	3.5%
Money Market Fund	1.0%
Total	100.0%

Sector Allocation

(% of Total Investments)

Consumer Non-cyclical	19.4%
Financial	19.3%
Industrial	16.1%
Consumer Cyclical	12.1%
Exchange Traded Funds (ETFs)	3.1%
Others	25.5%
Short-Term Investments	3.5%
Money Market Fund	1.0%
Total	100.0%

Material Fund Changes

There were no material changes to the Fund.

Change in or Disagreements with Accountants

There were no changes to or disagreements with our accountant.

Householding

If you wish to receive a copy of this document at a new address, please call 1-877-771-7979.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial statements, holdings and proxy voting information, please visit http://destinationsfunds.com/.

Phone: 1-877-771-7979

Destinations Small-Mid Cap Equity Fund

Class Z

Annual Shareholder Report - February 28, 2025

DSA-TSR-BC02-Z

Item 2. Code of Ethics.

As of the period ended February 28, 2025 (“Reporting Period”), the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 13(a)(1). The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Nicholas Marsini Jr. possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Marsini as the Registrant’s audit committee financial expert. Mr. Marsini is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

AUDIT FEES –

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $420,500 for 2025 and $366,550 for 2024.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2025 and $0 for 2024.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $73,000 for 2025 and $52,500 for 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2025 and $0 for 2024.

(e)(1)	The Charter for the Audit Committee (“Committee”) of the Brinker Capital Destinations Trust provides that the Committee may pre-approve all audit and permitted non-audit services the independent auditor provides to a Fund, and all services that the independent auditor provides to the Fund’s investment adviser(s) and advisory affiliates (whether or not directly related to the Fund’s operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval.
(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0% for 2025 and 0% for 2024; Tax Fees were 0% for 2025 and 0% for 2024; and Other Fees were 0% for 2025 and 0% for 2024.
(f)	Not applicable.
(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 for 2025 and $0 for 2024.
(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation. Not Applicable.
(j)	A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction. Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Report
February 28, 2025
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
Destinations Shelter Fund   Class / Ticker : I / DSHFX, Z / DSHZX
Destinations Real Assets Fund   Class / Ticker : I / DRAFX, Z / DRAZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,
We are pleased to provide the annual report of the Destinations Funds for the twelve-month reporting period for the fiscal year ended February 28, 2025. Please refer to the investment commentary for the detailed look at prevailing economic and market conditions during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions, and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Brian Ferko
President & Chief Operating Officer, Brinker Capital Destinations Trust
April XX, 2025
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Large Cap Equity Fund

Investment Objective
The investment objective of the Destinations Large Cap Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 15.06% compared to a return of 18.11% for the Russell 1000 Index. Stock selection in consumer staples, utilities, and materials were the primary positive contributors to relative performance. From a sector allocation perspective, the underweight to consumer discretionary and industrials also contributed positively to relative performance. Detracting from the Fund’s relative performance was the underweight to communication services, overweight to materials, and stock selection within information technology and consumer discretionary sectors.
Investment Sub-advisers
Federated MDTA LLC
Employs a quantitative approach that utilizes advanced modeling techniques and a decision tree-based process to identify a diverse range of alpha opportunities within the large cap growth universe.
Newton Investment Management North America, LLC
Seeks to invest in companies with attractive valuation, strong fundamentals, and a catalyst for business improvement.
River Road Asset Management, LLC
Employs a fundamental bottom-up approach that seeks to identify financially strong companies with predictable and sustainable cash flows trading at attractive discounts.
SSGA Funds Management, Inc.
Seeks to provide exposure to the US large cap equity market by replicating the characteristics and total return performance of the Russell Top 200 Index.
William Blair Investment Management, LLC
Constructs a concentrated, high-conviction growth strategy that seeks to own 30-40 structurally advantaged companies trading at valuations that do not fully reflect their long-term growth potential.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Large Cap Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Large Cap Equity Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with the Russell 1000 Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Large Cap Equity Fund Class I	1.44%	15.06%	11.02%	12.31%
Russell 1000 Index	1.38%	18.11%	12.07%	13.86%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 0.94% and 0.80%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Small-Mid Cap Equity Fund

Investment Objective
The investment objective of the Destinations Small-Mid Cap Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap Index or the Russell 2000 Index. The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 7.07% compared to a return of 7.64% for the Russell 2500 Index. An underweight to the materials and consumer staples sectors as well as stock selection within the financials and industrials sectors contributed positively to relative performance for the period. Detracting from performance over the period was stock selection within the information technology and energy sectors. An underweight to the utilities sector and an overweight to the health care sector also detracted from relative performance.
Investment Sub-advisers
Ceredex Value Advisors LLC
Employs a disciplined and methodical bottom-up stock selection process with an emphasis on dividends, valuation, and fundamentals.
Driehaus Capital Management LLC
Focuses on micro cap, small cap, and mid cap companies and identifies company-specific growth-inflection points to capitalize on behavioral dynamics of the market through the integration of fundamental, macro, and behavioral analysis.
Leeward Investments, LLC
Employs a classic value approach with an emphasis on purchasing high quality companies at a discount to intrinsic value.
SSGA Funds Management, Inc.
Seeks to provide exposure to the US mid cap and small cap equity market by replicating the characteristics and total return performance of a custom index that is comprised of 50% Russell Midcap Index and 50% Russell 2000 Index.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Small-Mid Cap Equity Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with the Russell 2500 Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Small-Mid Cap Equity Fund Class I	-2.68%	7.07%	6.38%	10.90%
Russell 2500 Index	-1.32%	7.64%	4.55%	8.70%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.14% and 1.04%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations International Equity Fund

Investment Objective
The investment objective of the Destinations International Equity Fund (the “Fund”) is to provide long term capital appreciation.
Investment Strategy
The Fund will invest primarily in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 7.95% compared to a return of 9.33% for the FTSE All-World ex US Index. From a sector perspective, stock selection within the financials and industrials sectors were the largest positive contributors to relative performance while an underweight to financials, an underweight to communication services, and stock selection within the information technology sector detracted from relative performance. From a geographical perspective, stock selection within Korea and India contributed positively to relative performance. Contributing negatively to relative performance were an underweight to Hong Kong and stock selection within Hong Kong.
Investment Sub-advisers
BAMCO, Inc.
Employs a long-term investment approach to emerging markets that seeks out appropriately capitalized open-ended growth opportunities, exceptional leadership, and sustainable competitive advantages.
Barrow Hanley Global Investors
Invests in undervalued, under-earning companies with stable or improving operating fundamentals and clearly defined upside drivers.
Causeway Capital Management LLC
Utilizes a diverse set of bottom-up and top-down factors to identify international small cap companies that are mispriced relative to underlying business prospects.
Loomis Sayles & Company, L.P.
Seeks to provide long-term growth of capital by investing in a mix of high-quality companies and transitioning quality companies within industries experiencing secular growth.
MFS Investment Management
Employs a contrarian investment process that seeks companies that are undervalued compared to intrinsic value.
SSGA Funds Management, Inc.
Seeks to provide exposure to developed international equity markets by replicating the characteristics and total return performance of the FTSE Developed ex US Index.
T. Rowe Price Associates, Inc.
Focuses on companies with the potential to achieve long term earnings growth that have a leading market position, technological leadership or proprietary advantage and seasoned management.

Management’s Discussion of Fund Performance (Unaudited)
Destinations International Equity Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations International Equity Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with the FTSE All-World ex US Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations International Equity Fund Class I	5.65%	7.95%	3.21%	5.80%
FTSE All-World ex US Index (Net)	5.02%	9.33%	4.58%	6.00%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.26% and 1.05%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Equity Income Fund

Investment Objective
The Destinations Equity Income Fund (the “Fund”) has a primary investment objective of current income with a secondary objective of long-term capital appreciation.
Investment Strategy
The Fund will invest in dividend-paying securities of both U.S.-based and foreign companies. The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and equity-linked notes that are believed to be attractively valued and to have the potential for long-term growth. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 19.07% compared to a return of 15.05% for the FTSE All World Developed Index and 14.30% for the FTSE All-World High Dividend Yield Index. An underweight to the consumer discretionary sector and an underweight to Japan and Korea contributed positively to relative performance for the period. Stock selection within the consumer staples, health care, and utilities sectors also contributed positively. Detracting from relative performance were underweight exposures to the financials sector and to Hong Kong as well as stock selection within the industrials sector.
Investment Sub-advisers
Federated Equity Management Company of Pennsylvania
Employs a bottom-up, fundamental approach with an emphasis on high-yielding stocks with dividend growth.
Nuveen Asset Management, LLC
Seeks to provide high current income and long-term capital appreciation by investing in global equity and income-producing securities.
Neuberger Berman Investment Advisors, LLC
Employs an income-oriented approach that seeks to generate a current yield greater than the current yield of the S&P 500 Index with lower volatility.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Equity Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Equity Income Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with both the FTSE All World Developed Index and the FTSE All-World High Dividend Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Equity Income Fund Class I	6.23%	19.07%	7.77%	7.94%
FTSE All World Developed Index (Net)	2.88%	15.05%	9.89%	10.94%
FTSE All-World High Dividend Yield Index (Net)	6.38%	14.30%	7.30%	7.09%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.08% and 0.96%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Core Fixed Income Fund

Investment Objective
The investment objective of the Destinations Core Fixed Income Fund (the “Fund”) is to maximize current income and total return.
Investment Strategy
The Fund will invest in fixed income instruments. The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 6.30% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s overweight exposure to securitized credit and underweight to Treasuries contributed positively to relative performance for the period. Security selection within securitized credit also benefited performance. Detracting from relative performance was an overweight to the long end of the yield curve as well as an underweight to corporate credit.
Investment Sub-advisers
DoubleLine Capital LP
Combines top-down factors, with bottom-up security analysis and invests across a broad range of fixed income sectors.
Merganser Capital Management, LLC
Employs a bottom-up approach that combines cross-sector relative values analysis with deep fundamental security selection while seeking opportunities in less efficient areas of the fixed income market.
Wellington Management Company LLP
Blends top-down strategies and bottom-up security selection resulting in a broadly diversified portfolio both across and within sectors.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Core Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Core Fixed Income Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA US Broad Market Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Core Fixed Income Fund Class I	2.83%	6.30%	-0.43%	0.97%
ICE BofA US Broad Market Index	2.75%	5.84%	-0.43%	1.63%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 0.88% and 0.84%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Low Duration Fixed Income Fund

Investment Objective
The investment objective of the Destinations Low Duration Fixed Income Fund (the “Fund”) is to provide current income.
Investment Strategy
The Fund invests primarily in bonds and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans and money market instruments. The Fund will normally be constructed with an average total portfolio duration of three years or less. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 5.87% compared to a return of 5.84% for the ICE BofA US Broad Market Index and 5.57% for the ICE BofA US Corporate & Government (1-3 Yr) Index. A significant tilt toward corporate credit and the resulting underweight to Treasury securities contributed positively to relative performance. Additionally, security selection in corporate credit and a small allocation to convertible bonds contributed positively to Fund performance for the period. Detracting from relative performance was curve positioning within the Treasury allocation.
Investment Sub-advisers
CrossingBridge Advisors, LLC
Focuses on capital preservation by investing in underlying event driven high yield and investment grade corporate credit opportunities with an estimated holding life of several months to three years.
DoubleLine Capital LP
Combines top-down factors, with bottom-up security analysis and seeks to maximize current income through investing in a variety of fixed income sectors with an overall average effective duration of three years or less.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Low Duration Fixed Income Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with both the ICE BofA US Broad Market Index and the ICE BofA US Corporate & Government (1-3 Yr) Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Low Duration Fixed Income Fund Class I	0.97%	5.87%	4.52%	3.43%
ICE BofA US Broad Market Index	2.75%	5.84%	-0.43%	1.63%
ICE BofA US Corporate & Government (1-3 Yr) Index	1.16%	5.57%	2.48%	1.93%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.00% and 0.94%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Global Fixed Income Opportunities Fund

Investment Objective
The investment objective of the Destinations Global Fixed Income Opportunities Fund (the “Fund”) is to maximize total return.
Investment Strategy
The Fund invests in fixed income securities including global investment grade and non-investment grade debt, global sovereign debt, bank loans, preferred securities, and convertible securities. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 7.98% compared to a return of 5.56% for the ICE BofA Global Broad Market Index (USD Hedged). A tightening of high yield credit spreads over the period contributed positively to relative performance. The Fund also benefited from security selection within bank loans as well as within BB and BBB-rated corporate bonds. Shorter duration positioning than the benchmark detracted from the Fund’s relative performance as did an allocation to preferred securities during much of the period.
Investment Sub-advisers
CrossingBridge Advisors, LLC
Employs an opportunistic approach, allocating to high yield and investment grade corporate credit securities across multiple credit opportunity types.
DoubleLine Capital LP
Employs a value-oriented, research-driven approach to identify emerging market countries and companies with the potential for improving credit fundamentals and ratings.
GLG Partners, LP
Utilizes a research-driven process to construct a high conviction global high yield portfolio across the full spectrum of performing, stressed, and distressed credits.
Numeric Investors LLC
Seeks to provide a risk-controlled portfolio of attractive US high yield credits by utilizing fundamental alpha factors within a quantitatively driven, systematic approach.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Global Fixed Income Opportunities Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA Global Broad Market Index (USD Hedged).
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Global Fixed Income Opportunities Fund Class I	1.88%	7.98%	4.91%	4.00%
ICE BofA Global Broad Market Index (USD Hedged)	1.86%	5.56%	0.15%	1.78%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.16% and 1.03%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Municipal Fixed Income Fund

Investment Objective
The investment objective of the Destinations Municipal Fixed Income Fund (the “Fund”) is to provide current income that is exempt from federal income taxation.
Investment Strategy
The Fund invests in fixed income securities that pay interest that is exempt from regular federal income tax. In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (included the District of Columbia) or a political subdivision, agency or instrumentality thereof, primarily in investment grade debt obligations. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 3.16% compared to 2.85% for the ICE BofA US Municipal Securities 2-12 Year Index. The Fund’s yield curve positioning contributed positively to relative performance for the year, benefiting from an overweight to the longer end of the curve. The exposure to BB rated bonds as well as security selection within the health care sector also benefited relative performance for the year. Detracting from relative performance was security selection within revenue bonds as well as underweight exposure to A and BBB rated bonds.
Investment Sub-advisers
Northern Trust Investments, Inc.
Employs a relative value, high quality approach to municipal bonds that seeks to identify undervalued securities and sectors.
Seix Investment Advisors LLC
Seeks to maximize total return through current income that is exempt from federal income taxes by focusing on duration management, yield curve positioning, sector rotation, and security selection.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Municipal Fixed Income Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Municipal Fixed Income Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA US Municipal Securities 2-12 Year Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Municipal Fixed Income Fund Class I	1.26%	3.16%	1.35%	1.60%
ICE BofA US Municipal Securities 2-12 Year Index	1.50%	2.85%	1.48%	2.11%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 0.93% and 0.81%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Multi Strategy Alternatives Fund

Investment Objective
The investment objective of the Destinations Multi Strategy Alternatives Fund (the “Fund”) is capital appreciation with reduced correlation to equity and fixed income markets.
Investment Strategy
The Fund employs a strategy intended to generate long term growth across market cycles with reduced correlation to equity and fixed income markets. The Fund may invest across multiple strategies including long/short credit, long/short equity, relative value, distressed credit, global macro, event-driven and closed-ended funds. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 4.71% compared to a return of 5.84% for the ICE BofA US Broad Market Index. The Fund’s exposure to mortgage credit risk transfer securities and collateralized loan obligations through the relative value credit strategy contributed positively to performance for the period. Additionally, the shorter duration positioning of fixed income securities benefited performance. Detracting from performance for the period was stock selection within the health care sector, primarily in biotech, and the industrials sector.
Investment Sub-advisers
Driehaus Capital Management LLC
Employs a concentrated approach seeking asymmetric payoff profiles in directional long, directional short, and relative value arbitrage strategies, focusing on liquid credit, equity, and derivative securities.
LMCG Investments, LLC
Employs a quantitative approach based on proprietary analytics to exploit pricing inefficiencies in structured credit markets.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Multi Strategy Alternatives Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with the ICE BofA US Broad Market Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Multi Strategy Alternatives Fund Class I	-0.10%	4.71%	5.69%	4.75%
ICE BofA US Broad Market Index	2.75%	5.84%	-0.43%	1.63%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.80% and 1.37%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Shelter Fund

Investment Objective
The investment objective of the Destinations Shelter Fund (the “Fund”) is capital appreciation with lower volatility than broad equity markets.
Investment Strategy
The Fund employs a strategy intended to provide capital appreciation through broad exposure to equity markets with a lower volatility profile than long-only equity strategies through the implementation of a hedging strategy that uses index options to seek to limit the magnitude of negative returns during a declining equity market. The Fund will use derivative investments primarily for hedging purposes. The Fund may employ a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned 14.70% compared to a return of 18.11% for the Russell 1000 Index. The Fund’s index replication portion of the portfolio outperformed the benchmark and contributed positively to performance for the period. Stock selection within the consumer staples and financials sectors benefited performance while stock selection in the health care sector detracted from performance for the period. Also detracting from performance was the Fund’s risk mitigation hedging strategy that was not rewarded during this period of robust US equity market returns.
Investment Sub-advisers
Gateway Investment Advisers, LLC
Employs a volatility-dampening equity strategy that seeks to protect its index-tracking equity portfolio by purchasing a laddered portfolio of index put spreads that are partially funded by selling index call options.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Shelter Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Shelter Fund Class I from its inception (October 26, 2021) to February 28, 2025 as compared with the Russell 1000 Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (10/26/2021)
Destinations Shelter Fund Class I	1.01%	14.70%	8.24%	5.92%
Russell 1000 Index	1.38%	18.11%	12.07%	8.97%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.19% and 1.13%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Real Assets Fund

Investment Objective
The investment objective of the Destinations Real Assets Fund (the “Fund”) is to provide long-term capital appreciation.
Investment Strategy
The Fund will invest primarily in “real assets”, which is defined by the Fund to include any assets that have physical properties, such as energy, materials, natural resources, industrials, utilities or real estate as well as direct or indirect exposure to commodities. The Adviser and/or Sub-advisers may invest the Fund’s assets in securities of issuers of all capitalizations located anywhere in the world, including emerging markets. The Fund employs a multi-manager sub-advised structure. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds, including open-end funds, closed-end funds, and exchange-traded funds (ETFs).
Investment Commentary
For the fiscal year ending February 28, 2025, Class I returned -1.53% compared to a return of 15.05% for the FTSE All World Developed Index. Although the Fund’s inception date is March 20, 2017, the Fund was closed from February 1, 2021 until November 13, 2024. During that period, the Fund consisted entirely of cash and has no meaningful performance to report. For this reason, a discussion of the Fund’s performance relative to its benchmark over the full fiscal year is not highly informative because it includes the time in which the Fund was entirely in cash in addition to the time period from November 13, 2024 until fiscal year end February 28, 2025 when the Fund was being actively managed.
Investment Sub-advisers
Delaware Investments Fund Advisers
Dynamically allocates to dedicated infrastructure, real estate, and natural resources equity strategies which each focus on fundamental research to identify attractive investment opportunities.
Newton Investment Management North America, LLC
Employs a top-down assessment of commodity cycles and bottom-up fundamental research to construct a conviction-weighted portfolio of companies operating in the natural resources industry.
Nuveen Asset Management, LLC
Invests in global real estate and global infrastructure utilizing its emphasis on bottom-up research and company valuations while leveraging insights from the firm’s private markets expertise.

Management’s Discussion of Fund Performance (Unaudited)
Destinations Real Assets Fund (concluded)

The following chart compares the value of a hypothetical $10,000 investment in the Destinations Real Assets Fund Class I from its inception (March 20, 2017) to February 28, 2025 as compared with the FTSE All World Developed Index.
Average Total Returns as of February 28, 2025
	YTD	1 Year	3 Year	Since Inception (3/20/2017)
Destinations Real Assets Fund Class I	2.80%	-1.53%	-0.51%	-11.36%
FTSE All World Developed Index (Net)	2.88%	15.05%	9.89%	10.94%
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of Class I were 1.34% and 1.10%, respectively. Performance data current to the most recent month end may be obtained by calling 1.877.771.7979. Returns greater than one year are annualized. One cannot invest directly in an index. The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.
Effective, April 1, 2024, the Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a Brinker Capital Investments (the “Adviser”), amended its contractual fee waiver such that the Adviser will waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2024 and may be amended or terminated only with the consent of the Board of Trustees.
Total returns disclosed in the Financial Highlights of the Annual Report may reflect adjustments to conform to generally accepted accounting principles.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 96.6%
BASIC MATERIALS – 1.5%
Chemicals – 0.6%
4,627	Air Products & Chemicals Inc.	$1,462,826
3,690	Celanese Corp., Class A Shares	187,969
5,216	Ecolab Inc.	1,403,156
22,111	FMC Corp.	815,896
34,666	Linde PLC	16,190,755
14,705	PPG Industries Inc.	1,664,900
4,928	Sherwin-Williams Co.	1,785,267
	Total Chemicals	23,510,769
Forest Products & Paper – 0.3%
249,208	International Paper Co.	14,042,871
Mining – 0.6%
176,622	Freeport-McMoRan Inc.	6,519,118
408,919	Newmont Corp.	17,518,090
1,856	Southern Copper Corp.	165,054
	Total Mining	24,202,262
	TOTAL BASIC MATERIALS	61,755,902
COMMUNICATIONS – 13.5%
Internet – 11.0%
9,100	Airbnb Inc., Class A Shares*	1,263,717
352,767	Alphabet Inc., Class A Shares	60,069,165
161,021	Alphabet Inc., Class C Shares	27,731,037
696,564	Amazon.com Inc.*	147,866,606
694	Booking Holdings Inc.	3,481,111
50,600	DoorDash Inc., Class A Shares*	10,041,064
41,319	eBay Inc.	2,674,992
68,815	GoDaddy Inc., Class A Shares*	12,352,292
46,207	Maplebear Inc.*	1,898,646
167,165	Meta Platforms Inc., Class A Shares	111,699,653
12,323	Netflix Inc.*	12,083,441
73,964	Palo Alto Networks Inc.*	14,084,964
32,009	Spotify Technology SA*	19,461,792
197,888	Uber Technologies Inc.*	15,041,467
	Total Internet	439,749,947
Media – 0.6%
79,093	Comcast Corp., Class A Shares	2,837,857
181,915	Walt Disney Co.	20,701,927
	Total Media	23,539,784
Telecommunications – 1.9%
117,275	Arista Networks Inc.*	10,912,439
948,745	AT&T Inc.	26,005,100
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
478,548	Cisco Systems Inc.	$30,679,712
3,432	Motorola Solutions Inc.	1,510,835
10,026	T-Mobile US Inc.	2,703,912
87,872	Verizon Communications Inc.	3,787,283
	Total Telecommunications	75,599,281
	TOTAL COMMUNICATIONS	538,889,012
CONSUMER CYCLICAL – 11.7%
Airlines – 0.2%
105,763	Delta Air Lines Inc.	6,358,471
Apparel – 0.7%
12,343	Deckers Outdoor Corp.*	1,720,120
146,331	LVMH Moet Hennessy Louis Vuitton SE, ADR(a)(b)	21,024,838
24,627	NIKE Inc., Class B Shares	1,956,123
70,035	Skechers USA Inc., Class A Shares*	4,271,435
	Total Apparel	28,972,516
Auto Manufacturers – 0.9%
82,887	Ford Motor Co.	791,571
118,219	General Motors Co.	5,808,099
10,700	PACCAR Inc.	1,147,468
97,541	Tesla Inc.*	28,577,562
	Total Auto Manufacturers	36,324,700
Auto Parts & Equipment – 0.2%
56,227	Allison Transmission Holdings Inc.	5,721,097
Distribution/Wholesale – 1.1%
365,134	Copart Inc.*	20,009,343
560,518	LKQ Corp.	23,648,255
	Total Distribution/Wholesale	43,657,598
Entertainment – 0.3%
95,127	Live Nation Entertainment Inc.*	13,637,407
Home Builders – 0.6%
200,738	Lennar Corp., Class A Shares	24,014,287
Home Furnishings – 0.5%
144,984	Dolby Laboratories Inc., Class A Shares	11,832,144
60,921	SharkNinja Inc.*	6,402,188
	Total Home Furnishings	18,234,332
Leisure Time – 0.3%
7,594	Norwegian Cruise Line Holdings Ltd.*	172,536
49,684	Royal Caribbean Cruises Ltd.	12,227,232
	Total Leisure Time	12,399,768
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.4%
333,696	Las Vegas Sands Corp.	$14,919,548
4,792	Marriott International Inc., Class A Shares	1,343,917
	Total Lodging	16,263,465
Retail – 6.5%
673	AutoZone Inc.*	2,350,796
60,702	Best Buy Co., Inc.	5,457,717
520,131	BJ’s Wholesale Club Holdings Inc.*	52,668,465
1,783	Carvana Co., Class A Shares*	415,617
68,759	Casey’s General Stores Inc.	28,480,665
42,336	Cava Group Inc.*	4,023,190
331,160	Chipotle Mexican Grill Inc., Class A Shares*	17,872,705
44,845	Costco Wholesale Corp.	47,024,915
749	Domino’s Pizza Inc.	366,793
32,879	Ferguson Enterprises Inc.	5,836,022
20,723	Home Depot Inc.	8,218,742
11,969	Lowe’s Cos., Inc.	2,975,972
57,650	Lululemon Athletica Inc.*	21,077,417
15,066	McDonald’s Corp.	4,645,300
3,081	Murphy USA Inc.	1,445,728
15,447	O’Reilly Automotive Inc.*	21,218,617
289,407	Restaurant Brands International Inc.	18,883,807
1,486	Ross Stores Inc.	208,516
23,621	Starbucks Corp.	2,735,548
9,773	Target Corp.	1,214,198
35,751	TJX Cos., Inc.	4,460,295
90,425	Walmart Inc.	8,916,809
1,280	Wingstop Inc.	300,518
	Total Retail	260,798,352
	TOTAL CONSUMER CYCLICAL	466,381,993
CONSUMER NON-CYCLICAL – 16.6%
Agriculture – 0.5%
35,300	Altria Group Inc.	1,971,505
124,021	Philip Morris International Inc.	19,257,981
	Total Agriculture	21,229,486
Beverages – 0.5%
80,917	Coca-Cola Co.	5,762,099
3,290	Constellation Brands Inc., Class A Shares	577,395
23,300	Keurig Dr Pepper Inc.	781,016
132,764	Monster Beverage Corp.*	7,255,553
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
28,691	PepsiCo Inc.	$4,403,208
	Total Beverages	18,779,271
Biotechnology – 1.4%
60,515	Amgen Inc.	18,642,251
39,337	BioNTech SE, ADR*	4,441,934
158,981	Gilead Sciences Inc.	18,173,118
19,428	Illumina Inc.*	1,724,041
36,879	Incyte Corp.*	2,710,606
6,800	Moderna Inc.*	210,528
4,789	Regeneron Pharmaceuticals Inc.	3,346,266
10,316	Vertex Pharmaceuticals Inc.*	4,949,514
	Total Biotechnology	54,198,258
Commercial Services – 1.3%
8,536	Automatic Data Processing Inc.	2,690,376
7,200	Cintas Corp.	1,494,000
235,150	Global Payments Inc.	24,756,592
3,254	Moody’s Corp.	1,639,821
20,889	PayPal Holdings Inc.*	1,484,163
6,512	S&P Global Inc.	3,475,715
154,301	StoneCo Ltd., Class A Shares*	1,427,284
162,369	TransUnion	15,007,767
	Total Commercial Services	51,975,718
Cosmetics/Personal Care – 0.8%
16,920	Colgate-Palmolive Co.	1,542,596
2,854	elf Beauty Inc.*	200,494
25,381	Estee Lauder Cos., Inc., Class A Shares	1,825,148
783,944	Kenvue Inc.	18,501,078
49,185	Procter & Gamble Co.	8,550,320
	Total Cosmetics/Personal Care	30,619,636
Food – 1.1%
20,733	Flowers Foods Inc.	388,536
18,734	Kraft Heinz Co.	575,321
621,190	Kroger Co.	40,265,536
27,869	Mondelez International Inc., Class A Shares	1,790,026
	Total Food	43,019,419
Healthcare-Products – 3.3%
36,075	Abbott Laboratories	4,978,711
109,810	Agilent Technologies Inc.	14,046,895
141,836	Alcon AG	13,119,830
4,239	Align Technology Inc.*	792,820
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
342,879	Baxter International Inc.	$11,832,754
30,620	Boston Scientific Corp.*	3,178,050
124,901	Danaher Corp.	25,949,432
98,638	Edwards Lifesciences Corp.*	7,064,454
29,152	IDEXX Laboratories Inc.*	12,742,631
7,367	Intuitive Surgical Inc.*	4,222,396
253,189	Medtronic PLC	23,298,452
7,570	Stryker Corp.	2,923,458
7,930	Thermo Fisher Scientific Inc.	4,194,653
22,201	West Pharmaceutical Services Inc.	5,158,180
	Total Healthcare-Products	133,502,716
Healthcare-Services – 3.8%
5,688	Cigna Group	1,756,739
63,638	Elevance Health Inc.	25,256,649
3,906	HCA Healthcare Inc.	1,196,408
187,455	Labcorp Holdings Inc.	47,058,703
156,476	UnitedHealth Group Inc.	74,319,841
	Total Healthcare-Services	149,588,340
Household Products/Wares – 0.1%
4,654	Clorox Co.	727,839
36,597	Kimberly-Clark Corp.	5,197,140
	Total Household Products/Wares	5,924,979
Pharmaceuticals – 3.8%
97,968	AbbVie Inc.	20,478,251
171,113	Becton Dickinson & Co.	38,591,115
339,129	Bristol-Myers Squibb Co.	20,218,871
16,470	Cardinal Health Inc.	2,132,535
16,857	Cencora Inc.	4,273,924
26,300	CVS Health Corp.	1,728,436
26,955	Eli Lilly & Co.	24,815,582
164,503	Johnson & Johnson	27,146,285
2,703	McKesson Corp.	1,730,623
52,877	Merck & Co., Inc.	4,877,903
118,228	Pfizer Inc.	3,124,766
24,590	Zoetis Inc., Class A Shares	4,112,432
	Total Pharmaceuticals	153,230,723
	TOTAL CONSUMER NON-CYCLICAL	662,068,546
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – 3.1%
Oil & Gas – 3.1%
35,958	Chevron Corp.	$5,703,658
26,926	ConocoPhillips	2,669,713
67,449	Diamondback Energy Inc.	10,721,693
11,804	EOG Resources Inc.	1,498,400
293,050	EQT Corp.	14,116,219
93,501	Exxon Mobil Corp.	10,409,466
77,395	Hess Corp.	11,527,211
76,779	Marathon Petroleum Corp.	11,530,670
14,362	Occidental Petroleum Corp.	701,440
168,631	Phillips 66	21,869,754
548,424	Suncor Energy Inc.(a)	20,993,671
293,938	Valaris Ltd.*	10,493,587
6,653	Valero Energy Corp.	869,747
	Total Oil & Gas	123,105,229
Oil & Gas Services – 0.0%
29,400	Schlumberger NV	1,224,804
	TOTAL ENERGY	124,330,033
FINANCIAL – 17.2%
Banks – 3.6%
769,484	Bank of America Corp.	35,473,212
39,488	Citigroup Inc.	3,157,066
648,577	First Horizon Corp.	13,970,349
29,607	Goldman Sachs Group Inc.	18,424,140
157,410	JPMorgan Chase & Co.	41,658,556
61,642	Morgan Stanley	8,205,167
66,456	PNC Financial Services Group Inc.	12,754,235
27,773	Truist Financial Corp.	1,287,278
32,463	US Bancorp	1,522,515
69,430	Wells Fargo & Co.	5,437,758
	Total Banks	141,890,276
Diversified Financial Services – 4.6%
297,956	AerCap Holdings NV	30,719,264
11,662	American Express Co.	3,509,795
29,073	Ameriprise Financial Inc.	15,620,923
63,307	Apollo Global Management Inc.	9,449,836
3,047	Blackrock Inc.	2,979,296
88,770	Capital One Financial Corp.	17,802,823
34,503	Charles Schwab Corp.	2,744,024
49,056	CME Group Inc., Class A Shares	12,448,941
85,794	Intercontinental Exchange Inc.	14,862,095
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
85,914	Mastercard Inc., Class A Shares	$49,513,097
41,769	Visa Inc., Class A Shares	15,150,034
134,033	Voya Financial Inc.	9,685,225
111,129	Western Union Co.	1,203,527
	Total Diversified Financial Services	185,688,880
Equity Real Estate Investment Trusts (REITs) – 1.0%
9,711	American Tower Corp.	1,996,776
1,978	Equinix Inc.	1,789,338
184,619	Mid-America Apartment Communities Inc.	31,038,146
19,263	Prologis Inc.	2,387,071
3,258	Public Storage	989,194
12,800	Welltower Inc.	1,964,928
	Total Equity Real Estate Investment Trusts (REITs)	40,165,453
Insurance – 6.5%
145,097	American International Group Inc.	12,034,345
60,318	Aon PLC, Class A Shares	24,677,300
3,570	Arch Capital Group Ltd.	331,689
66,589	Assurant Inc.	13,843,187
155,324	Berkshire Hathaway Inc., Class B Shares*	79,810,131
8,441	Chubb Ltd.	2,409,737
7,351	Equitable Holdings Inc.	404,452
28,677	Fairfax Financial Holdings Ltd.	41,245,586
39,942	Globe Life Inc.	5,089,809
10,227	Marsh & McLennan Cos., Inc.	2,432,390
149,903	MetLife Inc.	12,918,640
23,279	Progressive Corp.	6,564,678
29,194	RenaissanceRe Holdings Ltd.	6,937,078
22,225	Ryan Specialty Holdings Inc., Class A Shares	1,555,528
4,793	Travelers Cos., Inc.	1,238,943
136,094	Willis Towers Watson PLC	46,224,327
	Total Insurance	257,717,820
Private Equity – 1.4%
15,000	Blackstone Inc.	2,417,400
349,487	Carlyle Group Inc.	17,418,432
253,772	KKR & Co., Inc.	34,408,946
	Total Private Equity	54,244,778
Real Estate – 0.1%
21,352	Jones Lang LaSalle Inc.*	5,805,395
	TOTAL FINANCIAL	685,512,602
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – 7.6%
Aerospace/Defense – 0.6%
14,787	Boeing Co.*	$2,582,254
5,688	General Dynamics Corp.	1,436,789
22,481	General Electric Co.	4,653,117
63,744	Howmet Aerospace Inc.	8,707,430
4,417	Lockheed Martin Corp.	1,989,284
2,840	Northrop Grumman Corp.	1,311,342
27,734	RTX Corp.	3,688,345
1,156	TransDigm Group Inc.	1,580,483
	Total Aerospace/Defense	25,949,044
Building Materials – 2.3%
17,700	Carrier Global Corp.	1,146,960
653,643	CRH PLC	67,011,481
119,517	Johnson Controls International PLC	10,237,826
21,495	Martin Marietta Materials Inc.	10,385,094
11,949	Trane Technologies PLC	4,226,361
	Total Building Materials	93,007,722
Electrical Components & Equipment – 0.4%
5,238	Acuity Brands Inc.	1,556,367
60,839	AMETEK Inc.	11,516,823
8,265	Eaton Corp. PLC	2,424,290
11,887	Emerson Electric Co.	1,445,578
	Total Electrical Components & Equipment	16,943,058
Electronics – 1.0%
24,600	Amphenol Corp., Class A Shares	1,638,360
65,784	Honeywell International Inc.	14,004,756
48,354	Hubbell Inc., Class B Shares	17,967,863
32,780	TE Connectivity PLC	5,049,103
	Total Electronics	38,660,082
Environmental Control – 0.6%
4,300	Republic Services Inc., Class A Shares	1,019,186
194,897	Veralto Corp.	19,442,925
8,321	Waste Management Inc.	1,936,962
	Total Environmental Control	22,399,073
Machinery-Construction & Mining – 0.2%
10,213	Caterpillar Inc.	3,512,762
17,768	GE Vernova Inc.	5,955,478
	Total Machinery-Construction & Mining	9,468,240
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – 0.1%
5,281	Deere & Co.	$2,539,052
Miscellaneous Manufacturers – 1.0%
58,166	3M Co.	9,022,710
77,566	Carlisle Cos., Inc.	26,431,390
6,134	Illinois Tool Works Inc.	1,619,253
2,700	Parker-Hannifin Corp.	1,804,977
	Total Miscellaneous Manufacturers	38,878,330
Packaging & Containers – 0.1%
56,663	Crown Holdings Inc.	5,078,705
Transportation – 1.3%
1,067,724	CSX Corp.	34,177,845
40,935	FedEx Corp.	10,761,812
4,669	Norfolk Southern Corp.	1,147,407
12,683	Union Pacific Corp.	3,128,769
15,179	United Parcel Service Inc., Class B Shares	1,806,756
	Total Transportation	51,022,589
	TOTAL INDUSTRIAL	303,945,895
TECHNOLOGY – 24.3%
Computers – 6.5%
37,947	Accenture PLC, Class A Shares	13,224,530
833,791	Apple Inc.	201,644,015
6,878	Crowdstrike Holdings Inc., Class A Shares*	2,680,081
98,684	Dell Technologies Inc., Class C Shares	10,140,768
127,657	Fortinet Inc.*	13,788,233
59,540	International Business Machines Corp.	15,030,278
26,245	NetApp Inc.	2,619,513
13,199	Pure Storage Inc., Class A Shares*	692,552
	Total Computers	259,819,970
Semiconductors – 8.5%
127,622	Advanced Micro Devices Inc.*	12,744,333
10,314	Analog Devices Inc.	2,372,839
70,382	Applied Materials Inc.	11,125,283
267,915	Broadcom Inc.	53,430,288
247,648	Intel Corp.	5,876,687
4,412	KLA Corp.	3,127,402
241,117	Lam Research Corp.	18,503,318
17,900	Marvell Technology Inc.	1,643,578
66,183	Micron Technology Inc.	6,196,714
1,591,986	NVIDIA Corp.	198,870,891
123,539	QUALCOMM Inc.	19,416,625
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
18,940	Texas Instruments Inc.	$3,712,051
	Total Semiconductors	337,020,009
Software – 9.3%
20,958	Adobe Inc.*	9,191,341
73,815	Akamai Technologies Inc.*	5,955,394
10,945	AppLovin Corp., Class A Shares*	3,565,224
9,971	Atlassian Corp., Class A Shares*	2,834,356
7,435	Autodesk Inc.*	2,038,751
5,710	Cadence Design Systems Inc.*	1,430,355
1,271	Celonis SE*@(b)(c)	396,882
114,760	Datadog Inc., Class A Shares*	13,375,278
11,829	Fiserv Inc.*	2,787,977
10,575	Gitlab Inc., Class A Shares*	636,721
479	HubSpot Inc.*	346,791
36,481	Intuit Inc.	22,393,497
835	Magic Leap Inc., Series D, Private Placement*@(b)(c)	5,653
509,223	Microsoft Corp.	202,156,439
2,033	MSCI Inc., Class A Shares	1,200,507
142,155	Nutanix Inc., Class A Shares*	10,930,298
32,760	Oracle Corp.	5,440,126
19,805	Palantir Technologies Inc., Class A Shares*	1,681,841
22,807	Paycom Software Inc.	5,005,452
39,850	ROBLOX Corp., Class A Shares*	2,536,054
2,177	Roper Technologies Inc.	1,272,457
89,799	Salesforce Inc.	26,746,632
26,098	ServiceNow Inc.*	24,264,876
6,600	Snowflake Inc., Class A Shares*	1,168,860
20,012	Stripe Inc., Class B Shares, Private Placement*@(b)(c)	653,192
3,217	Synopsys Inc.*	1,471,070
13,979	Tyler Technologies Inc.*	8,505,243
37,000	Veeva Systems Inc., Class A Shares*	8,293,180
4,400	Workday Inc., Class A Shares*	1,158,696
37,340	Zoom Communications Inc., Class A Shares*	2,751,958
83,720	ZoomInfo Technologies Inc., Class A Shares*	976,175
	Total Software	371,171,276
	TOTAL TECHNOLOGY	968,011,255
UTILITIES – 1.1%
Electric – 1.1%
10,965	American Electric Power Co., Inc.	1,162,838
21,232	Constellation Energy Corp.	5,319,571
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
342,966	Dominion Energy Inc.	$19,418,735
16,042	Duke Energy Corp.	1,884,775
42,846	NextEra Energy Inc.	3,006,504
13,206	Sempra	945,153
22,777	Southern Co.	2,045,147
45,858	Talen Energy Corp.*	9,536,171
6,335	Vistra Corp.	846,736
	Total Electric	44,165,630
	TOTAL UTILITIES	44,165,630
	TOTAL COMMON STOCKS (Cost – $2,791,696,173)	3,855,060,868
EXCHANGE TRADED FUNDS (ETFs) – 2.5%
723,902	SPDR Portfolio S&P 500	50,593,510
150,432	Vanguard Mega Capital Growth	50,906,189
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $103,020,971)	101,499,699
PREFERRED STOCKS – 0.1%
CONSUMER CYCLICAL – 0.0%
Auto Manufacturers – 0.0%
9,549	Waymo LLC, Series A2, Private Placement*@(b)(c)	857,214
INDUSTRIAL – 0.0%
Machinery – 0.0%
108,389	Nuro Inc., Series C, Private Placement*@(b)(c)	507,260
26,242	Nuro Inc., Series D*@(b)(c)	183,432
	Total Machinery	690,692
	TOTAL INDUSTRIAL	690,692
TECHNOLOGY – 0.1%
Software – 0.1%
3,788	Celonis SE, Series D*@(b)(c)	1,182,841
	TOTAL PREFERRED STOCKS (Cost – $4,182,719)	2,730,747
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,898,899,863)	3,959,291,314
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSITS – 1.2%
12,882,016	ANZ National Bank – London, 3.680% due 3/3/25	$12,882,016
2,426CHF	BNP Paribas SA – Paris, 0.010% due 3/3/25	2,686
4GBP	Brown Brothers Harriman – Grand Cayman, 3.410% due 3/3/25	6
94,427EUR	Citibank – London, 1.570% due 3/3/25	97,940
21,197	Citibank – New York, 3.680% due 3/3/25	21,197
131,039	JPMorgan Chase & Co. – New York, 3.680% due 3/3/25	131,039
23,740,181	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	23,740,181
9,854,334	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 3/3/25	9,854,334
	TOTAL TIME DEPOSITS (Cost – $46,729,399)	46,729,399
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.3%
MONEY MARKET FUND – 0.3%
11,020,047	Federated Government Obligations Fund, Premier Class, 4.230%(d) (Cost – $11,020,047)	11,020,047
	TOTAL INVESTMENTS – 100.7% (Cost – $2,956,649,309)	4,017,040,760
	Liabilities in Excess of Other Assets – (0.7)%	(28,704,153)
	TOTAL NET ASSETS – 100.0%	$3,988,336,607

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2025, amounts to $24,811,312 and represents 0.62% of net assets.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Celonis SE	6/17/2021	$470,003	$396,882	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,182,841	0.03%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	5,653	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	507,260	0.01%
Nuro Inc., Series D	10/29/2021	547,033	183,432	0.00%*
Stripe Inc., Class B Shares, Private Placement	12/17/2019	156,994	653,192	0.02%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	857,214	0.02%
			$3,786,474	0.09%

*
Position represents less than 0.005%

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

LLC
 —     Limited Liability Company

PLC
 —     Public Limited Company

SPDR
 —     Standard & Poor’s Depository Receipts

Summary of Investments by Security Sector^
Technology	24.1%
Financial	17.1
Consumer Non-cyclical	16.5
Communications	13.4
Consumer Cyclical	11.6
Industrial	7.6
Energy	3.1
Basic Materials	1.5
Utilities	1.1
Exchange Traded Funds (ETFs)	2.5
Short-Term Investments	1.2
Money Market Fund	0.3
100.0%

^
As a percentage of total investments.

At February 28, 2025, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index March Futures	7	3/25	$2,151,201	$2,087,138	$(64,063)
At February 28, 2025, Destinations Large Cap Equity Fund had deposited cash of $212,066 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Large Cap Equity Fund (concluded)

Currency Abbreviations used in this schedule:
CHF
 —    Swiss Franc

EUR
 —     Euro

GBP
 —     British Pound

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 94.0%
BASIC MATERIALS – 4.2%
Chemicals – 2.1%
641	AdvanSix Inc.	$17,897
711	Albemarle Corp.	54,768
1,025	American Vanguard Corp.	5,269
29,084	Arcadium Lithium PLC*	169,851
292	Ashland Inc.	17,759
2,416	Avient Corp.	103,332
41,062	Axalta Coating Systems Ltd.*	1,486,855
867	Balchem Corp.	150,884
22,903	Cabot Corp.	1,969,658
664	Celanese Corp., Class A Shares	33,824
10,160	CF Industries Holdings Inc.	823,163
824	Chemours Co.	12,319
1,788	Codexis Inc.*	5,436
4,257	Dow Inc.	162,234
38,433	DuPont de Nemours Inc.	3,142,666
710	Eastman Chemical Co.	69,474
2,936	Ecovyst Inc.*	19,935
1,332	Element Solutions Inc.	34,779
748	FMC Corp.	27,601
510	Hawkins Inc.	53,545
1,464	HB Fuller Co.	83,067
946	Huntsman Corp.	16,016
27,427	Ingevity Corp.*	1,307,171
11,361	Innospec Inc.	1,174,841
1,568	International Flavors & Fragrances Inc.	128,278
233	Intrepid Potash Inc.*	6,079
477	Koppers Holdings Inc.	13,885
907	Kronos Worldwide Inc.	7,936
4,352	Lightwave Logic Inc.*	5,266
1,594	LyondellBasell Industries NV, Class A Shares	122,467
1,369	Mativ Holdings Inc.	9,254
851	Minerals Technologies Inc.	58,498
1,926	Mosaic Co.	46,070
38	NewMarket Corp.	21,664
391	Northern Technologies International Corp.	4,438
225	Oil-Dri Corp. of America	9,925
691	Olin Corp.	17,545
1,426	Orion SA	19,935
3,517	Perimeter Solutions Inc.*	37,210
26,435	PPG Industries Inc.	2,992,971
369	Quaker Chemical Corp.	51,298
1,554	Rayonier Advanced Materials Inc.*	11,966
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
15,421	Rogers Corp.*	$1,232,755
775	RPM International Inc.	96,015
1,122	Sensient Technologies Corp.	77,867
559	Stepan Co.	34,524
3,099	Tronox Holdings PLC	24,048
103	Valhi Inc.	1,765
197	Westlake Corp.	22,123
	Total Chemicals	15,996,126
Forest Products & Paper – 0.4%
55,255	International Paper Co.	3,113,619
936	Sylvamo Corp.	66,550
	Total Forest Products & Paper	3,180,169
Iron/Steel – 0.8%
736	ATI Inc.*	42,806
15,453	Carpenter Technology Corp.	3,199,853
3,099	Cleveland-Cliffs Inc.*	33,593
2,980	Commercial Metals Co.	144,351
18,335	Nucor Corp.	2,520,512
960	Radius Recycling Inc.	13,277
323	Reliance Inc.	95,983
909	Steel Dynamics Inc.	122,778
1,341	United States Steel Corp.	53,935
	Total Iron/Steel	6,227,088
Mining – 0.9%
1,514	Alcoa Corp.	50,340
708	Caledonia Mining Corp. PLC	7,130
54,287	Cameco Corp.	2,390,799
6,215	Centrus Energy Corp., Class A Shares*(a)	563,887
1,348	Century Aluminum Co.*	25,545
16,978	Coeur Mining Inc.*	87,437
794	Compass Minerals International Inc.	8,289
3,378	Constellium SE, Class A Shares*	38,442
353	Contango ORE Inc.*	3,304
438	Critical Metals Corp.*	837
2,447	Dakota Gold Corp.*	7,414
4,551	Encore Energy Corp.*	11,469
4,771	Energy Fuels Inc.*	19,657
15,690	Hecla Mining Co.	80,490
10,882	i-80 Gold Corp.*	8,422
2,123	Ivanhoe Electric Inc.*	13,184
413	Kaiser Aluminum Corp.	29,224
1,514	Lifezone Metals Ltd.*	8,145
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
BASIC MATERIALS – (continued)
Mining – (continued)
1,339	MAC Copper Ltd.*	$13,484
947	MP Materials Corp.*	22,737
199,411	NexGen Energy Ltd.*	1,054,884
6,191	Novagold Resources Inc.*	18,573
1,369	Perpetua Resources Corp.*	11,746
782	Piedmont Lithium Inc.*	5,552
8,517	Royal Gold Inc.	1,251,999
5,264	SSR Mining Inc.*	52,587
272	United States Lime & Minerals Inc.	25,527
94,302	Uranium Energy Corp.*	528,091
10,969	Ur-Energy Inc.*	10,508
	Total Mining	6,349,703
	TOTAL BASIC MATERIALS	31,753,086
COMMUNICATIONS – 2.9%
Advertising – 0.1%
3,342	Advantage Solutions Inc.*	8,388
554	Boston Omaha Corp., Class A Shares*	7,889
8,577	Clear Channel Outdoor Holdings Inc., Class A Shares*	10,721
2,282	Interpublic Group of Cos., Inc.	62,527
1,720	National CineMedia Inc.*	11,507
1,184	Omnicom Group Inc.	97,988
2,762	Stagwell Inc., Class A Shares*	17,925
650	TechTarget Inc.*	9,536
2,703	Trade Desk Inc., Class A Shares*	190,075
	Total Advertising	416,556
Internet – 1.7%
1,097	1-800-Flowers.com Inc., Class A Shares*	7,569
902	1stdibs.com Inc.*	3,319
346	AudioEye Inc.*	4,501
857	Backblaze Inc., Class A Shares*	5,605
2,614	BARK Inc.*	4,418
1,568	Beyond Inc.*	10,020
2,399	Bumble Inc., Class A Shares*	12,475
1,354	Cardlytics Inc.*	3,561
2,346	Cargurus Inc., Class A Shares*	75,518
1,694	Cars.com Inc.*	22,361
812	CDW Corp.	144,698
27,697	Chewy Inc., Class A Shares*	1,031,990
1,175	Cogent Communications Holdings Inc.	85,857
1,233	Couchbase Inc.*	21,762
7,006	Coupang Inc., Class A Shares*	166,042
1,566	Despegar.com Corp.*	30,099
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
2,899	eBay Inc.	$187,681
1,100	Entravision Communications Corp., Class A Shares	2,453
697	ePlus Inc.*	44,873
692	Etsy Inc.*	35,424
2,928	Eventbrite Inc., Class A Shares*	7,144
833	EverQuote Inc., Class A Shares*	22,391
773	Expedia Group Inc.*	153,023
351	F5 Inc.*	102,643
3,290	Figs Inc., Class A Shares*	15,035
8,139	fuboTV Inc.*	24,661
28,926	Gambling.com Group Ltd.*	411,328
3,314	Gen Digital Inc.	90,572
2,372	Getty Images Holdings Inc.*(a)	5,076
844	GoDaddy Inc., Class A Shares*	151,498
569	Grindr Inc.*	10,441
500	Groupon Inc., Class A Shares*	5,560
611	HealthStream Inc.	20,633
4,983	Hims & Hers Health Inc.*	224,683
430	IAC Inc.*	19,875
362	Lands’ End Inc.*	4,264
1,478	LifeMD Inc.*	7,774
515	Liquidity Services Inc.*	17,242
3,615	LiveOne Inc.*	2,799
2,123	Lyft Inc., Class A Shares*	28,321
51,336	Magnite Inc.*	809,569
1,032	Maplebear Inc.*	42,405
1,550	Match Group Inc.	49,151
725	MediaAlpha Inc., Class A Shares*	6,735
1,111	Nerdy Inc.*	1,689
5,858	Nextdoor Holdings Inc.*	10,369
2,424	Open Lending Corp.*	11,829
15,963	Opendoor Technologies Inc.*	21,390
292	OptimizeRx Corp.*	1,513
3,630	Pinterest Inc., Class A Shares*	134,237
1,538	Q2 Holdings Inc.*	134,375
56,562	QuinStreet Inc.*	1,107,484
70,997	RealReal Inc.*	484,200
11,602	Reddit Inc., Class A Shares*	1,876,972
17,336	Revolve Group Inc., Class A Shares*	460,444
44,669	Robinhood Markets Inc., Class A Shares*	2,237,917
759	Roku Inc., Class A Shares*	63,384
1,061	RumbleON Inc., Class B Shares*	4,467
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
632	Shutterstock Inc.(a)	$13,582
553	Solo Brands Inc., Class A Shares*	413
3,236	Sprinklr Inc., Class A Shares*	27,409
2,392	Stitch Fix Inc., Class A Shares*	11,314
894	TripAdvisor Inc.*	13,231
3,536	TrueCar Inc.*	8,239
513	Trump Media & Technology Group Corp.*	12,363
182	Tucows Inc., Class A Shares*(b)	3,616
3,268	Upwork Inc.*	52,059
515	VeriSign Inc.*	122,508
2,481	Vivid Seats Inc., Class A Shares*	10,271
547	Wayfair Inc., Class A Shares*	21,634
6,091	Wix.com Ltd.*	1,222,403
1,734	Yelp Inc., Class A Shares*	59,494
1,201	Ziff Davis Inc.*	49,313
8,308	Zillow Group Inc., Class A Shares*	618,032
957	Zillow Group Inc., Class C Shares*	73,364
	Total Internet	13,002,564
Media – 0.2%
1,186	AMC Networks Inc., Class A Shares*	8,658
149	Cable One Inc.	38,767
568	Charter Communications Inc., Class A Shares*	206,508
1,114	EW Scripps Co., Class A Shares*	1,805
232	FactSet Research Systems Inc.	107,124
1,387	Fox Corp., Class A Shares	79,891
781	Fox Corp., Class B Shares	42,229
4,539	Gannett Co., Inc.*	18,338
2,846	Gray Media Inc.	10,701
1,923	iHeartMedia Inc., Class A Shares*	3,404
83	Liberty Broadband Corp., Class A Shares*	6,767
665	Liberty Broadband Corp., Class C Shares*	54,703
954	Liberty Global Ltd., Class A Shares*	11,028
921	Liberty Global Ltd., Class C Shares*	11,153
626	Liberty Latin America Ltd., Class A Shares*	4,238
3,363	Liberty Latin America Ltd., Class C Shares*	22,566
126	Liberty Media Corp.-Liberty Formula One, Class A Shares*	11,229
1,264	Liberty Media Corp.-Liberty Formula One, Class C Shares*	121,887
969	New York Times Co., Class A Shares	46,599
2,302	News Corp., Class A Shares	65,883
654	News Corp., Class B Shares	21,111
185	Nexstar Media Group Inc., Class A Shares	31,293
3,530	Paramount Global, Class B Shares(a)	40,101
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
544	Scholastic Corp.	$11,908
784	Sinclair Inc.	11,384
1,456	Sirius XM Holdings Inc.	35,221
685	Sphere Entertainment Co.*	29,886
4,510	TEGNA Inc.	82,082
1,126	Thryv Holdings Inc.*	19,412
291	Townsquare Media Inc., Class A Shares	2,485
15,083	Warner Bros Discovery Inc.*	172,851
1,024	WideOpenWest Inc.*	5,048
	Total Media	1,336,260
Telecommunications – 0.9%
1,822	A10 Networks Inc.	37,879
2,127	ADTRAN Holdings Inc.*	22,482
233	Anterix Inc.*	9,087
5,178	Applied Digital Corp.*	41,424
3,568	AST SpaceMobile Inc., Class A Shares*(a)	96,728
418	ATN International Inc.	7,223
435	Aviat Networks Inc.*	9,105
805	BlackSky Technology Inc., Class A Shares*	11,648
1,552	Calix Inc.*	57,455
868	Ciena Corp.*	69,067
287	Clearfield Inc.*	9,302
5,504	CommScope Holding Co., Inc.*	34,950
4,647	Corning Inc.	233,047
3,679	Credo Technology Group Holding Ltd.*	203,007
4,214	DigitalBridge Group Inc.	47,913
3,240	EchoStar Corp., Class A Shares*	101,185
3,306	Extreme Networks Inc.*	51,078
1,479	Frontier Communications Parent Inc.*	53,229
1,313	Globalstar Inc.*	28,348
1,532	Gogo Inc.*	11,230
248,228	Harmonic Inc.*	2,559,231
387	IDT Corp., Class B Shares	18,793
4,105	Infinera Corp.*	—
676	InterDigital Inc.	144,421
674	Iridium Communications Inc.	21,271
1,978	Juniper Networks Inc.	71,604
26,428	Lumen Technologies Inc.*	124,740
700	NETGEAR Inc.*	18,410
5,233	Nokia OYJ, ADR	25,118
563	Ooma Inc.*	8,096
46,425	Powerfleet Inc. NJ*	327,296
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
54	Preformed Line Products Co.	$7,035
2,118	Ribbon Communications Inc.*	9,997
1,155	Shenandoah Telecommunications Co.	12,486
397	Spok Holdings Inc.	6,689
2,623	Telephone & Data Systems Inc.	94,690
24	Ubiquiti Inc.	8,201
3,201	Viasat Inc.*	27,977
218,276	Viavi Solutions Inc.*	2,440,326
	Total Telecommunications	7,061,768
	TOTAL COMMUNICATIONS	21,817,148
CONSUMER CYCLICAL – 12.4%
Airlines – 0.8%
24,825	Alaska Air Group Inc.*	1,794,351
398	Allegiant Travel Co.	29,253
3,942	American Airlines Group Inc.*	56,568
38,905	Delta Air Lines Inc.	2,338,968
51,974	Frontier Group Holdings Inc.*	374,213
8,209	JetBlue Airways Corp.*	53,523
1,058	SkyWest Inc.*	104,647
3,650	Southwest Airlines Co.	113,369
55,777	Sun Country Airlines Holdings Inc.*	898,567
2,033	United Airlines Holdings Inc.*	190,716
4,113	Wheels Up Experience Inc.*	4,977
	Total Airlines	5,959,152
Apparel – 1.1%
30,428	Birkenstock Holding PLC*	1,505,577
632	Capri Holdings Ltd.*	13,891
8,240	Carter’s Inc.	340,065
188	Columbia Sportswear Co.	16,326
355	Crocs Inc.*	35,347
7,900	Deckers Outdoor Corp.*	1,100,944
9,363	Hanesbrands Inc.*	56,459
1,491	Kontoor Brands Inc.	96,975
382	Oxford Industries Inc.	23,695
329	PVH Corp.	24,622
242	Ralph Lauren Corp., Class A Shares	65,616
153	Rocky Brands Inc.	3,112
792	Skechers USA Inc., Class A Shares*	48,304
40,764	Steven Madden Ltd.	1,336,652
552	Superior Group of Cos., Inc.	7,888
14,240	Tapestry Inc.	1,216,381
683	Torrid Holdings Inc.*	4,098
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
950	Under Armour Inc., Class A Shares*	$6,470
948	Under Armour Inc., Class C Shares*	6,020
61,371	VF Corp.	1,529,979
202	Weyco Group Inc.	7,026
30,318	Wolverine World Wide Inc.	448,403
	Total Apparel	7,893,850
Auto Manufacturers – 0.2%
837	Blue Bird Corp.*	29,412
829	Cummins Inc.	305,221
5,001	Hyliion Holdings Corp.*	8,377
5,564	Lucid Group Inc., Class A Shares*(a)	12,352
30,489	REV Group Inc.	929,914
5,345	Rivian Automotive Inc., Class A Shares*	63,285
1,100	Wabash National Corp.	12,881
	Total Auto Manufacturers	1,361,442
Auto Parts & Equipment – 0.8%
2,351	Adient PLC*	37,216
1,366	Aeva Technologies Inc.*	4,890
13,879	Allison Transmission Holdings Inc.	1,412,188
2,783	American Axle & Manufacturing Holdings Inc.*	13,804
1,410	Aptiv PLC*	91,819
25,741	Aurora Innovation Inc., Class A Shares*	187,137
1,361	BorgWarner Inc.	40,517
584	Commercial Vehicle Group Inc.*	1,215
350	Cooper-Standard Holdings Inc.*	5,299
3,350	Dana Inc.	49,814
18,086	Dorman Products Inc.*	2,377,586
544	Douglas Dynamics Inc.	14,710
1,105	Fox Factory Holding Corp.*	30,642
61,341	Gentex Corp.	1,491,813
817	Gentherm Inc.*	27,026
7,538	Goodyear Tire & Rubber Co.*	71,234
958	Holley Inc.*	2,606
5,337	indie Semiconductor Inc., Class A Shares*	16,064
334	Lear Corp.	31,393
664	Luminar Technologies Inc., Class A Shares*(a)	3,453
1,230	Methode Electronics Inc.	13,407
270	Miller Industries Inc.	15,638
1,145	Phinia Inc.	56,460
2,895	QuantumScape Corp., Class A Shares*	13,577
2,261	SES AI Corp.*	1,500
765	Shyft Group Inc.	7,665
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
6,156	Solid Power Inc.*	$7,572
522	Standard Motor Products Inc.	14,893
1,165	Titan International Inc.*	9,926
723	Visteon Corp.*	62,699
633	XPEL Inc.*	21,161
	Total Auto Parts & Equipment	6,134,924
Distribution/Wholesale – 0.6%
555	A-Mark Precious Metals Inc.	15,085
36,089	Core & Main Inc., Class A Shares*	1,840,900
117	EVI Industries Inc.	2,026
3,472	Fastenal Co.	262,935
1,048	G-III Apparel Group Ltd.*	28,369
480	Global Industrial Co.	11,256
846	H&E Equipment Services Inc.	81,131
1,597	Hudson Technologies Inc.*	9,199
1,586	LKQ Corp.	66,913
2,166	MRC Global Inc.*	26,360
8,700	OPENLANE Inc.*	194,010
227	Pool Corp.	78,769
3,973	Resideo Technologies Inc.*	76,321
1,622	Rush Enterprises Inc., Class A Shares	94,595
207	Rush Enterprises Inc., Class B Shares	11,787
631	ScanSource Inc.*	23,101
266	SiteOne Landscape Supply Inc.*	33,599
1,300	ThredUp Inc., Class A Shares*	3,068
475	Titan Machinery Inc.*	8,165
8,305	VSE Corp.	984,143
211	Watsco Inc.	106,414
262	WESCO International Inc.	47,283
264	WW Grainger Inc.	269,599
	Total Distribution/Wholesale	4,275,028
Entertainment – 0.7%
1,269	Accel Entertainment Inc., Class A Shares*	13,667
8,841	AMC Entertainment Holdings Inc., Class A Shares*	29,175
238	Atlanta Braves Holdings Inc., Class A Shares*	10,503
1,322	Atlanta Braves Holdings Inc., Class C Shares*	53,369
1,295	Caesars Entertainment Inc.*	43,020
421	Churchill Downs Inc.	49,888
2,941	Cinemark Holdings Inc.*	75,319
2,730	DraftKings Inc., Class A Shares*	119,738
2,040	Everi Holdings Inc.*	28,091
108,541	Genius Sports Ltd.*	942,136
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
533	Golden Entertainment Inc.	$16,571
1,102	IMAX Corp.*	28,211
3,011	International Game Technology PLC	53,385
107	Liberty Media Corp.-Liberty Live, Class A Shares*	7,653
263	Liberty Media Corp.-Liberty Live, Class C Shares*	19,296
543	Light & Wonder Inc.*	60,534
1,428	Lions Gate Entertainment Corp., Class A Shares*	14,237
3,168	Lions Gate Entertainment Corp., Class B Shares*	27,910
953	Live Nation Entertainment Inc.*	136,622
1,025	Madison Square Garden Entertainment Corp., Class A Shares*	35,393
109	Madison Square Garden Sports Corp.*	22,202
197	Marriott Vacations Worldwide Corp.	14,862
329	Monarch Casino & Resort Inc.	30,130
859	Penn Entertainment Inc.*	18,477
515	Pursuit Attractions & Hospitality Inc.*	20,446
291	RCI Hospitality Holdings Inc.	14,483
1,304	Red Rock Resorts Inc., Class A Shares	65,161
492	Reservoir Media Inc.*	3,852
95,758	Rush Street Interactive Inc.*	1,116,538
2,477	Six Flags Entertainment Corp.	108,914
4,047	Super Group SGHC Ltd.	30,393
13,250	TKO Group Holdings Inc., Class A Shares*	1,995,980
927	United Parks & Resorts Inc.*	46,814
226	Vail Resorts Inc.	35,932
705	Webtoon Entertainment Inc.*	6,373
	Total Entertainment	5,295,275
Food Service – 0.0%
1,582	Aramark	58,613
Home Builders – 0.9%
756	Beazer Homes USA Inc.*	16,859
216	Cavco Industries Inc.*	113,298
741	Century Communities Inc.	51,448
1,437	Champion Homes Inc.*	147,293
1,768	DR Horton Inc.	224,200
902	Dream Finders Homes Inc., Class A Shares*	21,567
440	Forestar Group Inc.*	9,702
822	Green Brick Partners Inc.*	49,098
127	Hovnanian Enterprises Inc., Class A Shares*	12,917
13,996	Installed Building Products Inc.	2,398,914
1,694	KB Home	103,334
808	Landsea Homes Corp.*	5,753
659	LCI Industries	68,417
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
1,423	Lennar Corp., Class A Shares	$170,233
91	Lennar Corp., Class B Shares	10,529
551	LGI Homes Inc.*	40,460
712	M/I Homes Inc.*	83,397
1,878	Meritage Homes Corp.	136,099
784	Millrose Properties Inc., REIT*	17,922
18	NVR Inc.*	130,420
1,266	PulteGroup Inc.	130,752
2,679	Taylor Morrison Home Corp., Class A Shares*	165,134
301	Thor Industries Inc.	29,916
21,623	Toll Brothers Inc.	2,413,992
2,462	Tri Pointe Homes Inc.*	77,947
741	Winnebago Industries Inc.	29,944
	Total Home Builders	6,659,545
Home Furnishings – 0.6%
1,228	Arhaus Inc., Class A Shares	11,690
892	Daktronics Inc.*	13,612
342	Dolby Laboratories Inc., Class A Shares	27,911
554	Ethan Allen Interiors Inc.	15,789
93	Flexsteel Industries Inc.	4,184
224	Hamilton Beach Brands Holding Co., Class A Shares	4,366
198	Hooker Furnishings Corp.	2,588
1,071	iRobot Corp.*	7,786
1,105	Leggett & Platt Inc.	10,133
309	Lovesac Co.*	6,473
1,825	MillerKnoll Inc.	39,237
1,514	Purple Innovation Inc., Class A Shares*	1,286
22,543	SharkNinja Inc.*	2,369,044
471	Sleep Number Corp.*	6,627
23,009	Somnigroup International Inc.	1,469,815
3,224	Sonos Inc.*	42,621
2,027	Traeger Inc.*	4,703
313	Whirlpool Corp.	31,860
1,443	Xperi Inc.*	12,208
	Total Home Furnishings	4,081,933
Housewares – 0.0%
441	Lifetime Brands Inc.	2,201
2,321	Newell Brands Inc.	14,901
246	Scotts Miracle-Gro Co.	14,408
	Total Housewares	31,510
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – 1.7%
762	Acushnet Holdings Corp.	$48,997
473	Amer Sports Inc.*	14,138
400	Brunswick Corp.	24,340
6,197	Carnival Corp.*	148,294
535	Clarus Corp.	2,461
175	Escalade Inc.	2,665
3,211	Global Business Travel Group I*	26,683
704	Harley-Davidson Inc.	18,135
98	Johnson Outdoors Inc., Class A Shares	2,636
82,015	Life Time Group Holdings Inc.*	2,498,177
24,822	Lindblad Expeditions Holdings Inc.*	277,262
281	Livewire Group Inc.*	646
517	Malibu Boats Inc., Class A Shares*	17,258
442	Marine Products Corp.	3,801
354	MasterCraft Boat Holdings Inc.*	6,223
89,484	Norwegian Cruise Line Holdings Ltd.*	2,033,077
72,387	OneSpaWorld Holdings Ltd.	1,381,144
9,545	Peloton Interactive Inc., Class A Shares*	71,874
15,743	Planet Fitness Inc., Class A Shares*	1,457,015
298	Polaris Inc.	13,386
10,740	Royal Caribbean Cruises Ltd.	2,643,114
9,739	Sabre Corp.*	40,222
3,694	Topgolf Callaway Brands Corp.*	24,122
35,137	Viking Holdings Ltd.*	1,690,090
554	Xponential Fitness Inc., Class A Shares*	7,318
16,650	YETI Holdings Inc.*	593,406
	Total Leisure Time	13,046,484
Lodging – 0.4%
404	Boyd Gaming Corp.	30,809
157	Choice Hotels International Inc.(a)	22,497
578	Full House Resorts Inc.*	2,780
1,959	Hilton Grand Vacations Inc.*	84,041
1,455	Hilton Worldwide Holdings Inc.	385,517
261	Hyatt Hotels Corp., Class A Shares	36,788
45,562	Las Vegas Sands Corp.	2,037,077
630	Marcus Corp.	11,554
1,407	MGM Resorts International*	48,907
385	Travel + Leisure Co.	21,491
459	Wyndham Hotels & Resorts Inc.	49,724
617	Wynn Resorts Ltd.	55,110
	Total Lodging	2,786,295
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Office Furnishings – 0.0%
1,243	HNI Corp.	$57,911
1,472	Interface Inc., Class A Shares	29,779
2,388	Steelcase Inc., Class A Shares	29,038
491	Virco Mfg. Corp.	5,047
	Total Office Furnishings	121,775
Retail – 4.6%
1,314	Abercrombie & Fitch Co., Class A Shares*	135,329
1,886	Academy Sports & Outdoors Inc.	93,527
330	Advance Auto Parts Inc.	12,177
25,488	American Eagle Outfitters Inc.	333,638
226	America’s Car-Mart Inc.*	9,460
1,938	Arko Corp.	8,740
514	Asbury Automotive Group Inc.*	137,958
148	AutoNation Inc.*	26,991
28,547	Bath & Body Works Inc.	1,034,258
1,625	Beacon Roofing Supply Inc.*	187,557
23,692	Best Buy Co., Inc.	2,130,148
18	Biglari Holdings Inc., Class B Shares*	4,412
474	BJ’s Restaurants Inc.*	18,074
799	BJ’s Wholesale Club Holdings Inc.*	80,907
4,052	Blink Charging Co.*	4,133
2,052	Bloomin’ Brands Inc.	19,248
212	BlueLinx Holdings Inc.*	16,826
11,469	Boot Barn Holdings Inc.*	1,404,150
1,154	Brinker International Inc.*(c)	190,214
803	Buckle Inc.	32,160
337	Build-A-Bear Workshop Inc.	13,790
6,469	Burlington Stores Inc.*	1,612,916
878	Caleres Inc.	14,188
1,520	Camping World Holdings Inc., Class A Shares	29,625
953	CarMax Inc.*	79,070
14,605	Carvana Co., Class A Shares*	3,404,425
225	Casey’s General Stores Inc.	93,197
15,754	Cava Group Inc.*	1,497,103
40,750	Cheesecake Factory Inc.(a)	2,201,722
113	Citi Trends Inc.*	2,783
4,002	Clean Energy Fuels Corp.*	8,164
569	Cracker Barrel Old Country Store Inc.	25,770
728	Darden Restaurants Inc.	145,935
837	Dave & Buster’s Entertainment Inc.*	17,485
1,927	Denny’s Corp.*	9,577
1,579	Designer Brands Inc., Class A Shares	6,348
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
1,057	Destination XL Group Inc.*	$2,421
339	Dick’s Sporting Goods Inc.	76,309
16	Dillard’s Inc., Class A Shares	6,225
347	Dine Brands Global Inc.	8,703
1,341	Dollar General Corp.	99,475
1,229	Dollar Tree Inc.*	89,545
212	Domino’s Pizza Inc.	103,819
29,295	Dutch Bros Inc., Class A Shares*	2,318,992
562	El Pollo Loco Holdings Inc.*	6,337
2,545	EVgo Inc., Class A Shares*	6,744
1,226	Ferguson Enterprises Inc.	217,615
738	First Watch Restaurant Group Inc.*	15,734
1,029	FirstCash Holdings Inc.	115,536
321	Five Below Inc.*	27,892
636	Floor & Decor Holdings Inc., Class A Shares*	61,457
2,198	Foot Locker Inc.*	38,069
21,680	Freshpet Inc.*	2,320,410
2,500	GameStop Corp., Class A Shares*	62,600
1,173	Gap Inc.	26,522
285	Genesco Inc.*	10,422
848	Genuine Parts Co.	105,898
1,068	GMS Inc.*	85,023
355	Group 1 Automotive Inc.	163,151
1,089	GrowGeneration Corp.*	1,241
549	Haverty Furniture Cos., Inc.	12,534
80	J Jill Inc.	1,896
503	Jack in the Box Inc.	19,335
916	Kohl’s Corp.	10,452
4,421	Kura Sushi USA Inc., Class A Shares*	274,986
1,108	La-Z-Boy Inc.	50,126
6,213	Leslie’s Inc.*	6,462
2,791	Lithia Motors Inc., Class A Shares	961,332
1,601	Macy’s Inc.	22,974
518	MarineMax Inc.*	13,131
583	Movado Group Inc.	11,258
266	MSC Industrial Direct Co., Inc., Class A Shares	21,376
5,286	Murphy USA Inc.	2,480,403
1,971	National Vision Holdings Inc.*	25,051
552	Nordstrom Inc.	13,408
1,123	Nu Skin Enterprises Inc., Class A Shares	8,894
900	ODP Corp.*	14,004
361	Ollie’s Bargain Outlet Holdings Inc.*	37,367
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
542	ONE Group Hospitality Inc.*	$1,767
494	OneWater Marine Inc., Class A Shares*	8,181
873	Papa John’s International Inc.	39,591
861	Patrick Industries Inc.	78,007
291	PC Connection Inc.	18,566
105	Penske Automotive Group Inc.	17,717
3,461	Petco Health & Wellness Co., Inc., Class A Shares*	9,310
1,650	Portillo’s Inc., Class A Shares*	23,050
1,026	Potbelly Corp.*	13,082
662	PriceSmart Inc.	59,176
3,024	RH*	973,940
19,775	Ross Stores Inc.	2,774,828
2,681	Sally Beauty Holdings Inc.*	24,183
957	Savers Value Village Inc.*	7,158
17,366	Shake Shack Inc., Class A Shares*	1,885,948
442	Shoe Carnival Inc.	9,786
1,141	Signet Jewelers Ltd.	59,697
369	Sonic Automotive Inc., Class A Shares	25,151
36,715	Sweetgreen Inc., Class A Shares*	835,633
405	Texas Roadhouse Inc., Class A Shares	74,556
505	Tile Shop Holdings Inc.*	3,823
412	Tilly’s Inc., Class A Shares*	1,566
3,264	Tractor Supply Co.	180,662
292	Ulta Beauty Inc.*	106,977
18,167	Urban Outfitters Inc.*	1,057,138
483	Vera Bradley Inc.*	1,584
2,078	Victoria’s Secret & Co.*	55,545
4,278	Walgreens Boots Alliance Inc.	45,689
38,693	Warby Parker Inc., Class A Shares*	956,878
992	Wendy’s Co.	15,376
756	Williams-Sonoma Inc.	147,102
177	Wingstop Inc.	41,556
75	Winmark Corp.	25,206
1,709	Yum! Brands Inc.	267,236
637	Zumiez Inc.*	9,084
	Total Retail	34,851,883
Textiles – 0.0%
400	UniFirst Corp.	85,968
Toys/Games/Hobbies – 0.0%
720	Funko Inc., Class A Shares*	8,871
838	Hasbro Inc.	54,562
154	JAKKS Pacific Inc.*	4,170
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Toys/Games/Hobbies – (continued)
2,023	Mattel Inc.*	$43,090
	Total Toys/Games/Hobbies	110,693
	TOTAL CONSUMER CYCLICAL	92,754,370
CONSUMER NON-CYCLICAL – 19.7%
Agriculture – 0.1%
131	Alico Inc.	3,847
853	Andersons Inc.	36,491
2,925	Archer-Daniels-Midland Co.	138,060
854	Bunge Global SA	63,358
944	Darling Ingredients Inc.*	34,069
1,944	Dole PLC	28,441
871	Fresh Del Monte Produce Inc.	26,557
391	Ispire Technology Inc.*	1,853
392	Limoneira Co.	8,640
464	Tejon Ranch Co.*	7,127
432	Turning Point Brands Inc.	30,370
623	Universal Corp.	33,399
18,216	Vital Farms Inc.*	603,132
	Total Agriculture	1,015,344
Beverages – 0.3%
50	Boston Beer Co., Inc., Class A Shares*	12,189
2,109	BRC Inc., Class A Shares*	5,441
408	Brown-Forman Corp., Class A Shares	13,476
1,033	Brown-Forman Corp., Class B Shares	34,203
1,042	Celsius Holdings Inc.*	26,769
36	Coca-Cola Consolidated Inc.	51,016
11,301	MGP Ingredients Inc.	369,995
1,057	Molson Coors Beverage Co., Class B Shares	64,784
605	National Beverage Corp.	24,097
4,222	Primo Brands Corp.	142,239
37,868	Vita Coco Co., Inc.*	1,228,438
1,130	Westrock Coffee Co.*	7,209
	Total Beverages	1,979,856
Biotechnology – 4.8%
1,674	2seventy bio Inc.*	4,419
1,848	4D Molecular Therapeutics Inc.*	8,371
2,083	89bio Inc.*	19,226
1,823	Absci Corp.*	7,019
3,143	ACADIA Pharmaceuticals Inc.*	61,603
1,584	Achieve Life Sciences Inc.*	4,863
576	Acrivon Therapeutics Inc.*	3,059
1,121	Actinium Pharmaceuticals Inc.*	1,289
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
2,120	Acumen Pharmaceuticals Inc.*	$2,714
3,124	ADC Therapeutics SA*	5,498
51,311	ADMA Biologics Inc.*	840,987
985	Adverum Biotechnologies Inc.*	4,639
253	Aerovate Therapeutics Inc.*	615
841	Agenus Inc.*	2,397
1,790	Akero Therapeutics Inc.*	87,925
1,104	Aldeyra Therapeutics Inc.*	5,641
3,487	Allogene Therapeutics Inc.*	6,800
3,892	Alnylam Pharmaceuticals Inc.*	960,351
1,655	Altimmune Inc.*(a)	11,006
460	Alto Neuroscience Inc.*	1,288
650	Alumis Inc.*(a)	3,022
907	ALX Oncology Holdings Inc.*	998
7,821	Amicus Therapeutics Inc.*	74,221
707	AnaptysBio Inc.*	11,892
2,026	Anavex Life Sciences Corp.*(a)	16,026
476	ANI Pharmaceuticals Inc.*	29,460
3,027	Annexon Inc.*	7,991
585	Apellis Pharmaceuticals Inc.*	14,713
51,987	Apogee Therapeutics Inc.*	1,634,471
3,090	Applied Therapeutics Inc.*	1,571
3,443	Arbutus Biopharma Corp.*	11,878
1,150	Arcellx Inc.*	74,543
525	Arcturus Therapeutics Holdings Inc.*	8,815
1,379	Arcus Biosciences Inc.*	15,017
43,896	Arcutis Biotherapeutics Inc.*	600,936
6,049	Ardelyx Inc.*	32,423
4,401	Argenx SE, ADR*	2,749,173
714	ArriVent Biopharma Inc.*	16,858
3,159	Arrowhead Pharmaceuticals Inc.*	59,737
1,564	ARS Pharmaceuticals Inc.*	16,391
500	Artiva Biotherapeutics Inc.*	2,075
54,930	Astria Therapeutics Inc.*	353,749
3,052	Atea Pharmaceuticals Inc.*	9,248
6,130	Atossa Therapeutics Inc.*	4,694
1,446	Aura Biosciences Inc.*	10,831
3,437	Aurinia Pharmaceuticals Inc.*	27,324
34,723	Avidity Biosciences Inc.*	1,063,913
962	Axsome Therapeutics Inc.*	122,693
2,005	Beam Therapeutics Inc.*	52,812
521	Bicara Therapeutics Inc.*	6,929
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
5,417	BioCryst Pharmaceuticals Inc.*	$46,640
893	Biogen Inc.*	125,466
2,320	Biohaven Ltd.*	86,258
1,146	BioMarin Pharmaceutical Inc.*	81,549
768	Biomea Fusion Inc.*	2,220
115	Bio-Rad Laboratories Inc., Class A Shares*	30,493
1,685	Black Diamond Therapeutics Inc.*	3,387
384	Bluebird Bio Inc.*(a)	1,567
1,664	Blueprint Medicines Corp.*	160,692
3,746	Bridgebio Pharma Inc.*	130,735
2,451	C4 Therapeutics Inc.*	6,642
1,236	Cabaletta Bio Inc.*	2,231
450	Candel Therapeutics Inc.*	4,039
797	Capricor Therapeutics Inc.*	12,258
778	Cardiff Oncology Inc.*	3,299
1,223	Cargo Therapeutics Inc.*	4,598
2,989	Caribou Biosciences Inc.*	3,497
326	Cartesian Therapeutics Inc.*(a)	6,142
1,044	Cassava Sciences Inc.*	2,506
715	Celcuity Inc.*	6,742
1,694	Celldex Therapeutics Inc.*	34,846
1,384	Century Therapeutics Inc.*	945
921	Certara Inc.*	11,034
303	CervoMed Inc.*	679
1,244	CG oncology Inc.*	32,170
1,046	ChromaDex Corp.*	5,899
721	Cibus Inc., Class A Shares*	1,478
1,048	Climb Bio Inc.*	1,520
2,360	Cogent Biosciences Inc.*	17,771
3,209	Compass Therapeutics Inc.*	9,306
329	Contineum Therapeutics Inc., Class A Shares*	2,316
1,073	Contra Alimera Science*(b)(d)	43
4,244	Corteva Inc.	267,287
145,788	Crinetics Pharmaceuticals Inc.*	5,216,295
1,309	Cullinan Therapeutics Inc.*	11,113
3,278	Cytek Biosciences Inc.*	14,718
3,067	Cytokinetics Inc.*	141,082
1,308	Day One Biopharmaceuticals Inc.*	11,850
3,311	Denali Therapeutics Inc.*	54,830
1,536	Design Therapeutics Inc.*	7,465
596	Dianthus Therapeutics Inc.*	12,874
495	Disc Medicine Inc., Class A Shares*	27,809
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
3,447	Dynavax Technologies Corp.*	$47,534
2,136	Dyne Therapeutics Inc.*	29,071
22,501	Edgewise Therapeutics Inc.*	588,851
2,959	Editas Medicine Inc.*	5,681
2,585	Elevation Oncology Inc.*	1,354
543	Entrada Therapeutics Inc.*	6,483
4,782	Erasca Inc.*	6,551
4,211	Esperion Therapeutics Inc.*	7,159
1,358	Evolus Inc.*	19,813
33,975	Exelixis Inc.*	1,314,493
1,774	EyePoint Pharmaceuticals Inc.*	11,123
3,093	Fate Therapeutics Inc.*	3,464
1,287	Fibrobiologics Inc.*	1,622
1,029	Generation Bio Co.*	597
15,412	Geron Corp.*	27,125
205	GRAIL Inc.*	7,905
331	Greenwich Lifesciences Inc.*	4,045
24,795	Guardant Health Inc.*	1,055,027
3,270	Halozyme Therapeutics Inc.*	193,421
739	Harvard Bioscience Inc.*	623
974	HilleVax Inc.*	1,743
3,124	Humacyte Inc.*(a)	10,622
2,200	Ideaya Biosciences Inc.*	45,254
542	IGM Biosciences Inc.*	737
976	Illumina Inc.*	86,610
4,803	ImmunityBio Inc.*(a)	15,802
25,030	Immunome Inc.*	235,282
1,523	Immunovant Inc.*	31,374
965	Incyte Corp.*	70,928
489	Inhibrx Biosciences Inc.*	6,479
650	Inmune Bio Inc.*	5,220
1,425	Innoviva Inc.*	25,536
1,121	Inovio Pharmaceuticals Inc.*	2,220
1,875	Inozyme Pharma Inc.*	2,250
13,502	Insmed Inc.*	1,101,088
2,508	Intellia Therapeutics Inc.*	25,306
620	Intra-Cellular Therapies Inc.*	79,484
1,293	Invivyd Inc.*	1,500
931	Ionis Pharmaceuticals Inc.*	30,900
7,637	Iovance Biotherapeutics Inc.*	32,343
1,052	iTeos Therapeutics Inc.*	7,638
733	Janux Therapeutics Inc.*	24,108
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
484	Jasper Therapeutics Inc.*	$2,870
773	Keros Therapeutics Inc.*	8,565
23,994	Kiniksa Pharmaceuticals International PLC, Class A Shares*	486,598
584	Kodiak Sciences Inc.*	2,400
4,106	Korro Bio Inc.*	102,937
664	Krystal Biotech Inc.*	119,022
1,878	Kura Oncology Inc.*	14,479
34,749	Kymera Therapeutics Inc.*	1,089,381
835	Kyverna Therapeutics Inc.*	2,371
1,737	Larimar Therapeutics Inc.*	5,263
446	LENZ Therapeutics Inc.	9,736
458	Lexeo Therapeutics Inc.*	1,310
2,353	Lexicon Pharmaceuticals Inc.*	1,646
6,561	Ligand Pharmaceuticals Inc.*	801,951
2,263	Lineage Cell Therapeutics Inc.*	1,271
1,586	Liquidia Corp.*	24,567
2,129	MacroGenics Inc.*	5,237
2,798	Maravai LifeSciences Holdings Inc., Class A Shares*	9,010
26,217	MBX Biosciences Inc.*(a)	251,683
1,494	MeiraGTx Holdings PLC*	10,652
3,732	Mersana Therapeutics Inc.*	1,953
66,295	Mind Medicine MindMed Inc.*(a)	445,502
606	Mineralys Therapeutics Inc.*	5,539
199	Mirati Therapeutics Inc.*(b)(d)	139
950	Monte Rosa Therapeutics Inc.*	5,225
2,357	Myriad Genetics Inc.*	25,291
7,920	Nektar Therapeutics, Class A Shares*	6,653
3,348	NeoGenomics Inc.*	33,447
2,766	Neumora Therapeutics Inc.*	4,315
2,164	Nkarta Inc.*	3,787
4,327	Novavax Inc.*	36,044
28,892	Nurix Therapeutics Inc.*	446,381
8,220	Nuvalent Inc., Class A Shares*	616,336
5,681	Nuvation Bio Inc.*	11,192
1,571	Olema Pharmaceuticals Inc.*	6,865
1,323	Omeros Corp.*	11,126
56,919	Organogenesis Holdings Inc., Class A Shares*	353,467
1,088	Ovid Therapeutics Inc.*	577
653	PepGen Inc.*	2,057
1,850	Perspective Therapeutics Inc.*	5,143
1,253	Phathom Pharmaceuticals Inc.*	6,917
1,441	Pliant Therapeutics Inc.*	4,957
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
6,640	Praxis Precision Medicines Inc.*	$256,304
2,488	Precigen Inc.*	4,304
905	Prelude Therapeutics Inc.*	687
2,350	Prime Medicine Inc.*	5,922
4,922	ProKidney Corp., Class A Shares*(a)	6,054
1,032	Prothena Corp. PLC*	16,316
28,435	PTC Therapeutics Inc.*	1,571,318
2,018	Puma Biotechnology Inc.*	7,224
2,269	Pyxis Oncology Inc.*	2,700
215	Q32 Bio Inc.*	488
331	Rapport Therapeutics Inc.*	3,320
540	RAPT Therapeutics Inc.*	616
6,759	Recursion Pharmaceuticals Inc., Class A Shares*	50,760
1,455	REGENXBIO Inc.*	9,559
3,206	Relay Therapeutics Inc.*	10,932
3,049	Renovaro Inc.*	2,996
1,856	Replimune Group Inc.*	23,534
4,503	REVOLUTION Medicines Inc.*	183,452
515	Rigel Pharmaceuticals Inc.*	11,876
1,696	Rocket Pharmaceuticals Inc.*	16,027
2,508	Roivant Sciences Ltd.*	26,936
2,368	Royalty Pharma PLC, Class A Shares	79,660
1,861	Sage Therapeutics Inc.*	13,585
3,020	Sana Biotechnology Inc.*(a)	7,882
549	Sarepta Therapeutics Inc.*	58,606
3,419	Savara Inc.*	8,513
21,476	Scholar Rock Holding Corp.*	833,698
20,126	Septerna Inc.*(a)	130,215
1,842	Shattuck Labs Inc.*	2,431
693	Soleno Therapeutics Inc.*	33,832
1,101	Solid Biosciences Inc.*	6,155
1,814	SpringWorks Therapeutics Inc.*	104,777
778	Stoke Therapeutics Inc.*	6,107
14,241	Structure Therapeutics Inc., ADR*	338,224
2,492	Summit Therapeutics Inc.*	51,559
3,490	Sutro Biopharma Inc.*	5,549
2,149	Syndax Pharmaceuticals Inc.*	33,610
1,655	Tango Therapeutics Inc.*	3,426
964	Tarsus Pharmaceuticals Inc.*	42,879
6,515	Taysha Gene Therapies Inc.*	10,424
1,104	Tenaya Therapeutics Inc.*(a)	1,115
37,302	Terns Pharmaceuticals Inc.*	137,644
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
3,641	TG Therapeutics Inc.*	$109,558
1,308	Theravance Biopharma Inc.*	12,230
840	Third Harmonic Bio Inc.*	2,898
719	Tourmaline Bio Inc.*	9,412
41,732	Travere Therapeutics Inc.*	893,065
1,644	TScan Therapeutics Inc.*	3,452
429	Tyra Biosciences Inc.*	5,024
529	Ultragenyx Pharmaceutical Inc.*	22,705
266	United Therapeutics Corp.*	85,133
470	Upstream Bio Inc.*	3,727
907	UroGen Pharma Ltd.*	8,580
1,806	Ventyx Biosciences Inc.*	2,853
1,198	Vera Therapeutics Inc., Class A Shares*	35,856
18,663	Veracyte Inc.*	648,726
1,463	Verastem Inc.*	8,185
1,280	Vericel Corp.*	65,651
6,739	Veru Inc.*	3,502
1,681	Verve Therapeutics Inc.*	10,641
631	Viking Therapeutics Inc.*	18,217
2,217	Vir Biotechnology Inc.*	18,601
34,349	Viridian Therapeutics Inc.*	533,440
62,175	WaVe Life Sciences Ltd.*	657,190
1,749	Werewolf Therapeutics Inc.*	2,169
3,203	X4 Pharmaceuticals Inc.*	1,266
952	XBiotech Inc.*	3,351
1,886	Xencor Inc.*	28,969
84,643	Xenon Pharmaceuticals Inc.*	3,133,484
186	XOMA Royalty Corp.*	4,222
2,079	Zentalis Pharmaceuticals Inc.*	4,304
1,220	Zevra Therapeutics Inc.*	9,772
1,239	Zura Bio Ltd., Class A Shares*(a)	1,685
1,409	Zymeworks Inc.*	18,881
	Total Biotechnology	36,324,598
Commercial Services – 4.2%
1,685	ABM Industries Inc.	91,546
668	Acacia Research Corp.*	2,806
1,989	ADT Inc.	16,290
998	Adtalem Global Education Inc.*	102,105
37,117	Affirm Holdings Inc., Class A Shares*	2,381,056
727	AirSculpt Technologies Inc.*	3,297
1,280	Alarm.com Holdings Inc.*	74,355
11,281	Alight Inc., Class A Shares	77,049
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
1,158	Alta Equipment Group Inc.	$6,346
348	American Public Education Inc.*	7,364
989	AMN Healthcare Services Inc.*	25,041
1,365	API Group Corp.*	53,604
55,360	Arlo Technologies Inc.*	796,077
89	Avis Budget Group Inc.*	7,032
654	Barrett Business Services Inc.	26,323
3,367	Block Inc., Class A Shares*	219,865
784	Booz Allen Hamilton Holding Corp., Class A Shares	83,151
346	Bright Horizons Family Solutions Inc.*	44,862
68,127	BrightView Holdings Inc.*	914,264
1,203	Brink’s Co.	113,130
988	Cadiz Inc.*	4,209
326	Carriage Services Inc., Class A Shares	13,076
325	Cass Information Systems Inc.	14,206
1,277	CBIZ Inc.*	99,823
4,052	Chegg Inc.*	4,417
447	Cimpress PLC*	21,492
2,196	Clarivate PLC*	9,421
828	CompoSecure Inc., Class A Shares	11,046
3,068	CoreCivic Inc.*	57,556
408	Corpay Inc.*	149,756
3,716	Coursera Inc.*	29,431
237	CPI Card Group Inc.*	7,930
171	CRA International Inc.	33,029
876	Cross Country Healthcare Inc.*	15,032
999	Custom Truck One Source Inc.*	4,426
1,122	Deluxe Corp.	18,468
390	Distribution Solutions Group Inc.*	11,497
465	DLH Holdings Corp.*	2,353
1,526	Driven Brands Holdings Inc.*	26,751
1,694	Dun & Bradstreet Holdings Inc.	15,365
422	Emerald Holding Inc.	1,734
603	Ennis Inc.	12,784
13,643	Equifax Inc.	3,345,264
253	Euronet Worldwide Inc.*	25,922
1,262	European Wax Center Inc., Class A Shares*	8,203
1,703	EVERTEC Inc.	63,590
1,618	First Advantage Corp.*	24,205
3,399	FiscalNote Holdings Inc.*	4,181
3,188	Flywire Corp.*	36,343
219	Forrester Research Inc.*	2,427
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
253	Franklin Covey Co.*	$8,091
210	FTI Consulting Inc.*	34,776
3,446	GEO Group Inc.*	94,283
1,582	Global Payments Inc.	166,553
83	Graham Holdings Co., Class B Shares	81,653
170	Grand Canyon Education Inc.*	30,569
1,759	Green Dot Corp., Class A Shares*	13,456
702	GXO Logistics Inc.*	27,673
834	H&R Block Inc.	45,461
683	Hackett Group Inc.	20,750
1,863	Healthcare Services Group Inc.*	19,561
509	Heidrick & Struggles International Inc.	20,864
735	Herc Holdings Inc.	105,458
2,902	Hertz Global Holdings Inc.*	12,101
320	HireQuest Inc.	4,851
28,098	Huron Consulting Group Inc.*	4,283,821
497	ICF International Inc.	39,392
616	Information Services Group Inc.	1,928
954	Insperity Inc.	83,923
1,116	John Wiley & Sons Inc., Class A Shares	44,506
716	Kelly Services Inc., Class A Shares	9,645
481	Kforce Inc.	24,108
753	KinderCare Learning Cos., Inc.*	14,653
32,411	Korn Ferry	2,127,782
3,549	Laureate Education Inc., Class A Shares*	70,767
50,927	Legalzoom.com Inc.*	517,418
756	Lifecore Biomedical Inc.*	4,415
601	Lincoln Educational Services Corp.*	11,028
1,731	LiveRamp Holdings Inc.*	51,722
269	ManpowerGroup Inc.	15,502
224	MarketAxess Holdings Inc.	43,185
12,374	Marqeta Inc., Class A Shares*	51,723
743	Matthews International Corp., Class A Shares	18,516
410	Medifast Inc.*	5,888
23,486	Mister Car Wash Inc.*	199,396
233	Moneylion Inc.*	20,299
757	Monro Inc.	13,482
161	Morningstar Inc.	50,509
528	National Research Corp.	7,704
263	Paylocity Holding Corp.*	53,728
96,008	Payoneer Global Inc.*	820,868
805	Paysafe Ltd.*	15,939
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
1,710	Perdoceo Education Corp.	$43,776
2,510	Performant Healthcare Inc.*	7,204
350	Priority Technology Holdings Inc.*	3,756
1,093	PROG Holdings Inc.	31,008
2,192	Progyny Inc.*	49,386
1,041	Quad/Graphics Inc.	6,537
10,469	Quanta Services Inc.	2,718,066
1,116	RB Global Inc.(b)	114,256
3,883	Remitly Global Inc.*	93,192
2,093	Repay Holdings Corp., Class A Shares*	15,091
1,227	Resources Connection Inc.	8,933
605	Robert Half Inc.	35,749
1,698	Rollins Inc.	88,958
865	Service Corp. International	70,065
2,127	Sezzle Inc.*	636,207
363	Shift4 Payments Inc., Class A Shares*	35,846
176	SoundThinking Inc.*	2,892
459	Spire Global Inc.*	5,237
7,624	StoneCo Ltd., Class A Shares*	70,522
585	Strategic Education Inc.	47,110
9,577	Stride Inc.*	1,310,134
1,220	Target Hospitality Corp.*	6,844
63,485	Toast Inc., Class A Shares*	2,450,521
221	Transcat Inc.*	17,574
1,186	TransUnion	109,622
849	TriNet Group Inc.	62,580
1,175	TrueBlue Inc.*	7,379
2,259	Udemy Inc.*	21,777
47	U-Haul Holding Co.*	3,255
599	U-Haul Holding Co. (Non-Voting)	36,868
3,097	United Rentals Inc.	1,989,265
31,283	Universal Technical Institute Inc.*	883,432
1,404	Upbound Group Inc.	36,251
33,865	Valvoline Inc.*	1,248,941
855	Verisk Analytics Inc., Class A Shares	253,858
4,455	Verra Mobility Corp., Class A Shares*	101,975
911	Vestis Corp.	10,795
245	WEX Inc.*	38,490
311	Willdan Group Inc.*	10,170
1,099	WillScot Holdings Corp.*	36,212
1,692	ZipRecruiter Inc., Class A Shares*	9,475
	Total Commercial Services	31,136,656
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.5%
3,178	Beauty Health Co.*	$4,672
2,077	Coty Inc., Class A Shares*	11,818
1,291	Edgewell Personal Care Co.	40,628
319	elf Beauty Inc.*	22,410
2,231	Honest Co., Inc.*	12,047
482	Interparfums Inc.	66,960
11,619	Kenvue Inc.	274,208
5,994	Olaplex Holdings Inc.*	8,691
782	Perrigo Co. PLC	22,678
38,323	Prestige Consumer Healthcare Inc.*	3,247,874
671	Waldencast PLC, Class A Shares*	2,188
	Total Cosmetics/Personal Care	3,714,174
Food – 1.7%
2,506	Albertsons Cos., Inc., Class A Shares	52,726
2,550	B&G Foods Inc.	17,034
1,969	Beyond Meat Inc.*(a)	6,222
583	Calavo Growers Inc.	13,362
1,094	Cal-Maine Foods Inc.	98,887
1,157	Campbell’s Co.	46,349
912	Chefs’ Warehouse Inc.*	57,073
2,899	Conagra Brands Inc.	74,040
1,095	Flowers Foods Inc.	20,520
3,382	General Mills Inc.	205,017
798	Grocery Outlet Holding Corp.*	9,472
56,086	Hain Celestial Group Inc.*	200,788
893	Hershey Co.	154,230
745	HF Foods Group Inc.*	1,423
1,747	Hormel Foods Corp.	50,017
370	Ingles Markets Inc., Class A Shares	22,733
13,775	Ingredion Inc.	1,799,153
404	J & J Snack Foods Corp.	53,102
626	JM Smucker Co.	69,192
225	John B Sanfilippo & Son Inc.	15,901
1,582	Kellanova	131,148
2,191	Krispy Kreme Inc.	13,606
4,025	Kroger Co.	260,900
872	Lamb Weston Holdings Inc.	45,231
6,977	Lancaster Colony Corp.	1,333,688
233	Lifeway Foods Inc.*	4,928
1,435	Mama’s Creations Inc.*	8,775
1,540	McCormick & Co., Inc.	127,219
1,336	Mission Produce Inc.*	16,500
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
96	Nathan’s Famous Inc.	$9,783
6,334	Natural Grocers by Vitamin Cottage Inc.	281,483
23,608	Performance Food Group Co.*	2,009,985
226	Pilgrim’s Pride Corp.*	12,292
292	Post Holdings Inc.*	33,145
1	Seaboard Corp.	2,802
106	Seneca Foods Corp., Class A Shares*	8,607
2,430	Simply Good Foods Co.*	91,732
846	SpartanNash Co.	17,081
22,122	Sprouts Farmers Market Inc.*	3,282,905
2,265	SunOpta Inc.*	14,202
2,978	Sysco Corp.	224,958
52,596	TreeHouse Foods Inc.*	1,655,722
1,716	Tyson Foods Inc., Class A Shares	105,259
1,521	United Natural Foods Inc.*	48,353
1,394	US Foods Holding Corp.*	99,922
1,678	Utz Brands Inc.	22,854
309	Village Super Market Inc., Class A Shares	9,734
423	Weis Markets Inc.	31,294
1,691	WK Kellogg Co.	33,516
	Total Food	12,904,865
Healthcare-Products – 4.8%
750	10X Genomics Inc., Class A Shares*	8,018
1,695	Accuray Inc.*	3,407
52,086	Adaptive Biotechnologies Corp.*	430,230
1,741	Agilent Technologies Inc.	222,709
580	Akoya Biosciences Inc.*	945
457	Align Technology Inc.*	85,473
41,266	Alphatec Holdings Inc.*	517,063
1,353	AngioDynamics Inc.*	12,569
1,021	Artivion Inc.*	25,944
1,239	AtriCure Inc.*	47,999
1,153	Avanos Medical Inc.*	17,353
4,132	Avantor Inc.*	69,004
954	Avita Medical Inc.*	8,681
45,224	Axogen Inc.*	904,932
293	Azenta Inc.*	12,781
3,111	Baxter International Inc.	107,361
18,487	Beta Bionics Inc.*(a)	387,672
915	BioLife Solutions Inc.*	21,960
942	Bio-Techne Corp.	58,169
43,209	Bioventus Inc., Class A Shares*	438,139
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
650	Bruker Corp.	$30,693
20,531	CareDx Inc.*	454,762
659	Castle Biosciences Inc.*	14,287
10,856	Ceribell Inc.*(a)	252,293
6,901	Cerus Corp.*	11,387
815	CONMED Corp.	48,224
1,194	Cooper Cos., Inc.*	107,914
460	CVRx Inc.*	5,962
1,188	DENTSPLY SIRONA Inc.	19,661
1,468	Embecta Corp.	19,818
304	Enovis Corp.*	11,750
46,599	Envista Holdings Corp.*	931,048
1,108	Exact Sciences Corp.*	52,530
1,168	Fractyl Health Inc.*	1,822
2,758	GE HealthCare Technologies Inc.	240,911
18,494	Glaukos Corp.*	2,219,650
55,069	Globus Medical Inc., Class A Shares*	4,423,142
1,339	Haemonetics Corp.*	87,705
1,397	Hologic Inc.*	88,556
572	ICU Medical Inc.*	83,701
493	IDEXX Laboratories Inc.*	215,495
334	InfuSystem Holdings Inc.*	2,665
2,070	Inmode Ltd.*	38,750
483	Inogen Inc.*	4,023
174	Inspire Medical Systems Inc.*	32,293
13,288	Insulet Corp.*	3,617,924
10,347	Integer Holdings Corp.*	1,274,750
56,321	Integra LifeSciences Holdings Corp.*	1,307,210
187	iRadimed Corp.	10,081
827	iRhythm Technologies Inc.*	91,102
13,056	Lantheus Holdings Inc.*	1,224,914
9,857	LeMaitre Vascular Inc.	905,365
1,449	LivaNova PLC*	60,322
255	Masimo Corp.*	48,136
3,354	MaxCyte Inc.*	11,202
12,500	Merit Medical Systems Inc.*	1,275,500
3,002	MiMedx Group Inc.*	25,232
24,630	Natera Inc.*	3,832,182
885	Nautilus Biotechnology Inc., Class A Shares*	1,151
5,809	Neogen Corp.*	58,380
14,620	NeuroPace Inc.*	189,329
1,314	Nevro Corp.*	7,516
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
2,790	Novocure Ltd.*	$53,205
3,430	OmniAb Inc.*	11,936
1,206	Omnicell Inc.*	45,900
2,423	OraSure Technologies Inc.*	8,432
375	Orchestra BioMed Holdings Inc.*	1,759
826	Orthofix Medical Inc.*	14,356
380	OrthoPediatrics Corp.*	8,824
8,898	Pacific Biosciences of California Inc.*(a)	12,902
1,136	Paragon 28 Inc.*	14,813
2,065	Patterson Cos., Inc.	64,304
5,457	Penumbra Inc.*	1,557,646
6,094	PROCEPT BioRobotics Corp.*	392,088
842	Pulmonx Corp.*	7,258
411	Pulse Biosciences Inc.*(a)	7,525
1,310	QIAGEN NV*	50,304
1,247	Quanterix Corp.*	9,465
1,784	Quantum-Si Inc.*	2,462
30,327	QuidelOrtho Corp.*	1,212,777
334	Repligen Corp.*	53,193
881	ResMed Inc.	205,731
22,377	Revvity Inc.	2,509,581
944	RxSight Inc.*	26,772
91	Sanara Medtech Inc.*	3,157
7,172	Semler Scientific Inc.*(a)	307,822
1,277	Sera Prognostics Inc., Class A Shares*	5,414
1,008	SI-BONE Inc.*	18,265
838	Solventum Corp.*	66,831
1,291	STAAR Surgical Co.*	22,593
2,874	Stereotaxis Inc.*	5,920
595	STERIS PLC	130,460
323	Surmodics Inc.*	10,614
530	Tactile Systems Technology Inc.*	7,574
1,708	Tandem Diabetes Care Inc.*	37,815
284	Teleflex Inc.	37,701
21,957	TransMedics Group Inc.*	1,675,758
12,475	Treace Medical Concepts Inc.*	111,527
1,522	Twist Bioscience Corp.*	59,084
191	UFP Technologies Inc.*	43,470
120	Utah Medical Products Inc.	7,153
912	Varex Imaging Corp.*	11,728
356	Waters Corp.*	134,333
445	West Pharmaceutical Services Inc.	103,391
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
1,195	Zimmer Biomet Holdings Inc.	$124,662
978	Zimvie Inc.*	12,978
346	Zynex Inc.*(a)	2,495
	Total Healthcare-Products	35,931,725
Healthcare-Services – 0.9%
529	Acadia Healthcare Co., Inc.*	15,859
1,725	Accolade Inc.*	12,023
460	Addus HomeCare Corp.*	44,054
7,793	agilon health Inc.*	24,314
183	Amedisys Inc.*	16,836
432	Ardent Health Partners Inc.*	6,333
1,140	Astrana Health Inc.*	28,933
2,208	Aveanna Healthcare Holdings Inc.*	9,406
1,045	Blade Air Mobility Inc.*	3,532
1,349	BrightSpring Health Services Inc.*	26,009
4,955	Brookdale Senior Living Inc.*	28,243
3,053	Centene Corp.*	177,562
308	Charles River Laboratories International Inc.*	50,915
89	Chemed Corp.	53,471
3,046	Community Health Systems Inc.*	9,168
2,845	Concentra Group Holdings Parent Inc.	64,240
705	CorVel Corp.*	77,740
302	DaVita Inc.*	44,660
3,054	DocGo Inc.*	9,437
30,049	Encompass Health Corp.	3,009,107
1,695	Enhabit Inc.*	14,187
1,494	Ensign Group Inc.	192,950
730	Fortrea Holdings Inc.*	10,111
458	Fulgent Genetics Inc.*	7,076
12,528	GeneDx Holdings Corp., Class A Shares*	1,288,505
2,253	HealthEquity Inc.*	247,289
730	Humana Inc.	197,407
485	Innovage Holding Corp.*	1,576
1,092	IQVIA Holdings Inc.*	206,170
339	Joint Corp.*	3,848
514	Labcorp Holdings Inc.	129,035
3,564	LifeStance Health Group Inc.*	27,764
153	Medpace Holdings Inc.*	50,080
490	ModivCare Inc.*	1,617
355	Molina Healthcare Inc.*	106,898
1,585	Nano-X Imaging Ltd.*(a)	9,811
326	National HealthCare Corp.	30,373
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
7,757	OPKO Health Inc.*	$13,497
5,181	Oscar Health Inc., Class A Shares*	75,694
1,036	PACS Group Inc.*	13,499
2,168	Pediatrix Medical Group Inc.*	32,021
884	Pennant Group Inc.*	20,129
678	Quest Diagnostics Inc.	117,226
739	Quipt Home Medical Corp.*	1,951
1,798	RadNet Inc.*	99,735
2,887	Select Medical Holdings Corp.	52,515
180	Sonida Senior Living Inc.*	4,374
814	Sotera Health Co.*	10,151
2,030	Surgery Partners Inc.*	48,882
4,451	Teladoc Health Inc.*	42,552
579	Tenet Healthcare Corp.*	73,296
351	Universal Health Services Inc., Class B Shares	61,513
387	US Physical Therapy Inc.	31,355
1,334	Viemed Healthcare Inc.*	10,459
	Total Healthcare-Services	6,945,388
Household Products/Wares – 0.1%
3,111	ACCO Brands Corp.	14,528
489	Avery Dennison Corp.	91,917
216	Central Garden & Pet Co.*	7,623
1,364	Central Garden & Pet Co., Class A Shares*	42,939
1,516	Church & Dwight Co., Inc.	168,579
759	Clorox Co.	118,700
595	Helen of Troy Ltd.*	32,743
1,150	Quanex Building Products Corp.	22,183
274	Reynolds Consumer Products Inc.	6,708
152	Spectrum Brands Holdings Inc.	11,771
363	WD-40 Co.	86,619
	Total Household Products/Wares	604,310
Pharmaceuticals – 2.3%
2,413	ACELYRIN Inc.*	6,467
2,618	AdaptHealth Corp., Class A Shares*	29,793
1,498	Agios Pharmaceuticals Inc.*	53,239
4,770	Akebia Therapeutics Inc.*	8,825
2,403	Alector Inc.*	3,941
4,213	Alkermes PLC*	144,632
4,140	Amneal Pharmaceuticals Inc.*	35,894
1,014	Amphastar Pharmaceuticals Inc.*	28,828
266	Anika Therapeutics Inc.*	4,642
2,165	Aquestive Therapeutics Inc.*	6,062
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
1,686	Arvinas Inc.*	$29,842
8,939	Ascendis Pharma AS, ADR*	1,399,669
2,410	Avadel Pharmaceuticals PLC ADR*	19,063
28,840	BellRing Brands Inc.*	2,113,395
778	Biote Corp., Class A Shares*	3,400
1,514	Cardinal Health Inc.	196,033
2,962	Catalyst Pharmaceuticals Inc.*	67,800
1,007	Cencora Inc.	255,315
47,398	Centessa Pharmaceuticals PLC, ADR*	737,039
1,851	Coherus Biosciences Inc.*	2,055
840	Collegium Pharmaceutical Inc.*	24,402
400	Corbus Pharmaceuticals Holdings Inc.*	3,020
2,161	Corcept Therapeutics Inc.*	130,913
1,345	CorMedix Inc.*	13,934
2,364	DexCom Inc.*	208,907
2,932	Elanco Animal Health Inc.*	32,750
796	Enanta Pharmaceuticals Inc.*	6,193
865	Enliven Therapeutics Inc.*	18,018
411	Fennec Pharmaceuticals Inc.*(b)	2,885
484	Foghorn Therapeutics Inc.*	2,347
2,479	Fulcrum Therapeutics Inc.*	8,900
15,425	Guardian Pharmacy Services Inc., Class A Shares*(a)	308,500
370	Gyre Therapeutics Inc.*	4,292
982	Harmony Biosciences Holdings Inc.*	33,241
795	Harrow Inc.*	22,324
770	Henry Schein Inc.*	55,571
2,517	Herbalife Ltd.*	20,891
4,679	Heron Therapeutics Inc.*	11,557
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	7,834
8,365	Jazz Pharmaceuticals PLC*	1,200,628
1,162	KalVista Pharmaceuticals Inc.*	13,241
17,330	Lifevantage Corp.	297,556
6,663	Lyell Immunopharma Inc.*	4,736
481	Madrigal Pharmaceuticals Inc.*	164,151
6,979	MannKind Corp.*	37,268
397	MediWound Ltd.*	6,590
10,054	Merus NV*	473,443
1,025	Mirum Pharmaceuticals Inc.*	48,759
241	Nature’s Sunshine Products Inc.*	3,511
10,178	Neurocrine Biosciences Inc.*	1,208,332
316	Neurogene Inc.*	5,590
10,417	Ocugen Inc.*	6,789
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
4,078	Ocular Therapeutix Inc.*	$29,117
60,838	Option Care Health Inc.*	2,038,073
1,515	Organon & Co.	22,589
1,515	ORIC Pharmaceuticals Inc.*	12,166
461	Outlook Therapeutics Inc.*	692
1,930	Owens & Minor Inc.*	18,489
1,155	Pacira BioSciences Inc.*	27,778
476	Phibro Animal Health Corp., Class A Shares	10,824
719	Premier Inc., Class A Shares	13,071
10,415	Protagonist Therapeutics Inc.*	391,500
3,086	Regulus Therapeutics Inc.*	4,166
24,031	Rhythm Pharmaceuticals Inc.*	1,319,542
530	scPharmaceuticals Inc.*	1,738
1,793	SIGA Technologies Inc.	9,844
9,296	Sionna Therapeutics Inc.*(a)	128,006
836	Skye Bioscience Inc.*	2,383
59,220	Spyre Therapeutics Inc.*	1,166,634
1,318	Supernus Pharmaceuticals Inc.*	42,255
1,072	Trevi Therapeutics Inc.*	4,845
256	USANA Health Sciences Inc.*	7,575
2,309	Vanda Pharmaceuticals Inc.*	10,991
33,465	Vaxcyte Inc.*	2,443,614
536	Verrica Pharmaceuticals Inc.*	348
7,219	Viatris Inc.	66,631
1,516	Voyager Therapeutics Inc.*	6,185
3,352	Xeris Biopharma Holdings Inc.*	12,838
1,334	Y-mAbs Therapeutics Inc.*	7,417
	Total Pharmaceuticals	17,332,318
	TOTAL CONSUMER NON-CYCLICAL	147,889,234
ENERGY – 5.1%
Coal – 0.1%
291	Alpha Metallurgical Resources Inc.*	40,018
1,397	Core Natural Resources Inc.	103,727
539	Hallador Energy Co.*	5,207
74	NACCO Industries Inc., Class A Shares	2,389
3,372	Peabody Energy Corp.	46,500
856	Ramaco Resources Inc., Class A Shares	7,653
11	Ramaco Resources Inc., Class B Shares	97
2,130	SunCoke Energy Inc.	19,319
1,382	Warrior Met Coal Inc.	66,529
	Total Coal	291,439
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Energy-Alternate Sources – 0.1%
1,286	Aemetis Inc.*	$2,315
3,917	Array Technologies Inc.*	20,682
1,943	ASP Isotopes Inc.*(a)	9,249
1,790	Energy Vault Holdings Inc.*	2,434
798	Enphase Energy Inc.*	45,749
134,212	Eos Energy Enterprises Inc.*(a)	586,506
652	First Solar Inc.*	88,789
1,583	Fluence Energy Inc., Class A Shares*	9,055
4,984	Freyr Battery Inc.*	7,625
557	FuelCell Energy Inc.*(a)	3,214
480	FutureFuel Corp.	2,170
2,042	Green Plains Inc.*	11,987
1,406	Montauk Renewables Inc.*	4,823
22,071	Plug Power Inc.*(a)	35,534
385	REX American Resources Corp.*	14,869
4,381	Shoals Technologies Group Inc., Class A Shares*	13,274
2,589	Stem Inc.*	1,112
3,854	Sunnova Energy International Inc.*	6,398
5,821	Sunrun Inc.*	42,202
941	TPI Composites Inc.*	1,063
	Total Energy-Alternate Sources	909,050
Oil & Gas – 3.0%
1,649	Amplify Energy Corp.*	7,998
92,507	Antero Resources Corp.*	3,395,007
2,178	APA Corp.	45,085
2,782	Berry Corp.	11,323
16,611	BKV Corp.*(a)	335,376
6,078	Borr Drilling Ltd.*	15,438
1,841	California Resources Corp.	82,145
371	Chord Energy Corp.	42,405
49,690	Civitas Resources Inc.	1,905,115
3,806	CNX Resources Corp.*	109,993
2,378	Comstock Resources Inc.*	42,756
4,530	Coterra Energy Inc.	122,265
4,424	Crescent Energy Co., Class A Shares	55,831
833	CVR Energy Inc.	15,344
1,626	Delek US Holdings Inc.	26,504
3,857	Devon Energy Corp.	139,701
21,072	Diamondback Energy Inc.	3,349,605
1,153	Diversified Energy Co. PLC	15,346
322	Empire Petroleum Corp.*	2,222
3,662	EQT Corp.	176,399
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
568	Evolution Petroleum Corp.	$2,863
25,561	Expand Energy Corp.	2,527,472
1,159	Granite Ridge Resources Inc.	6,803
5,608	Gulfport Energy Corp.*	952,238
2,575	Helmerich & Payne Inc.	68,263
1,694	Hess Corp.	252,304
940	HF Sinclair Corp.	33,154
638	HighPeak Energy Inc.	8,243
12,290	Kosmos Energy Ltd.*	34,535
7,376	Landbridge Co. LLC, Class A Shares(a)	510,272
4,634	Magnolia Oil & Gas Corp., Class A Shares	108,482
700	Matador Resources Co.	36,638
3,883	Murphy Oil Corp.	102,861
228	Nabors Industries Ltd.*	9,163
3,695	Noble Corp. PLC	95,701
2,647	Northern Oil & Gas Inc.	83,381
1,593	Ovintiv Inc.	69,232
1,422	Par Pacific Holdings Inc.*	20,434
10,353	Patterson-UTI Energy Inc.	86,033
2,763	PBF Energy Inc., Class A Shares	59,211
198,393	Permian Resources Corp., Class A Shares	2,795,357
11	PrimeEnergy Resources Corp.*	2,155
1,419	Range Resources Corp.	52,673
258	Riley Exploration Permian Inc.	8,143
6,332	Ring Energy Inc.*	8,105
19,601	Sable Offshore Corp.*	556,080
733	SandRidge Energy Inc.	8,576
1,820	Seadrill Ltd.*	46,355
2,123	Sitio Royalties Corp., Class A Shares	42,460
3,065	SM Energy Co.	100,256
3,868	Talos Energy Inc.*	34,812
662	Texas Pacific Land Corp.	945,303
19,423	Transocean Ltd.*	57,298
3,503	VAALCO Energy Inc.	14,012
1,672	Valaris Ltd.*	59,690
21,800	Valero Energy Corp.	2,849,914
797	Viper Energy Inc., Class A Shares	37,116
722	Vital Energy Inc.*	19,285
620	Vitesse Energy Inc.	15,940
4,198	W&T Offshore Inc.	7,011
428	Weatherford International PLC	26,497
	Total Oil & Gas	22,650,179
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas Services – 1.6%
4,539	Archrock Inc.	$123,098
15,949	Aris Water Solutions Inc., Class A Shares	501,756
1,767	Atlas Energy Solutions Inc., Class A Shares	34,244
6,056	Baker Hughes Co., Class A Shares	270,037
622	Bristow Group Inc.*	23,039
93,026	ChampionX Corp.	2,772,175
1,196	Core Laboratories Inc.	17,497
756	DMC Global Inc.*	6,411
2,735	DNOW Inc.*	43,705
419	Drilling Tools International Corp.*	1,353
83,861	Expro Group Holdings NV*	997,107
416	Forum Energy Technologies Inc.*	7,763
636	Geospace Technologies Corp.*	5,139
5,478	Halliburton Co.	144,455
3,748	Helix Energy Solutions Group Inc.*	32,308
818	Innovex International Inc.*	14,978
13,597	Kodiak Gas Services Inc.	584,671
4,289	Liberty Energy Inc., Class A Shares	74,071
1,322	Mammoth Energy Services Inc.*	3,239
590	Matrix Service Co.*	7,363
230	Natural Gas Services Group Inc.*	5,913
2,343	NOV Inc.	34,958
2,005	NPK International Inc.*	12,230
2,679	Oceaneering International Inc.*	59,179
1,294	Oil States International Inc.*	7,039
471	ProFrac Holding Corp., Class A Shares*(a)	3,386
2,138	ProPetro Holding Corp.*	18,045
530	Ranger Energy Services Inc., Class A Shares	8,856
2,004	RPC Inc.	11,182
73,700	Schlumberger NV	3,070,342
939	SEACOR Marine Holdings Inc.*	5,437
2,336	Select Water Solutions Inc., Class A Shares	28,336
25,619	Solaris Energy Infrastructure Inc., Class A Shares	874,889
59,759	TechnipFMC PLC	1,759,305
2,978	TETRA Technologies Inc.*	11,287
1,297	Tidewater Inc.*	59,169
	Total Oil & Gas Services	11,633,962
Pipelines – 0.3%
1,997	Antero Midstream Corp.	33,849
1,356	Cheniere Energy Inc.	309,927
585	DT Midstream Inc.	56,213
404	Excelerate Energy Inc., Class A Shares	12,395
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – (continued)
15,233	Golar LNG Ltd.	$584,033
11,770	Kinder Morgan Inc.	318,967
1,007	Kinetik Holdings Inc., Class A Shares	58,748
567	New Fortress Energy Inc., Class A Shares	5,670
2,886	NextDecade Corp.*	23,723
3,544	ONEOK Inc.	355,782
1,312	Targa Resources Corp.	264,657
7,398	Williams Cos., Inc.	430,416
	Total Pipelines	2,454,380
	TOTAL ENERGY	37,939,010
FINANCIAL – 19.6%
Banks – 6.3%
473	1st Source Corp.	30,698
184	ACNB Corp.	7,538
687	Alerus Financial Corp.	13,994
442	Amalgamated Financial Corp.	14,343
948	Amerant Bancorp Inc., Class A Shares	21,766
1,760	Ameris Bancorp	113,661
151	Ames National Corp.	2,834
571	Arrow Financial Corp.	15,434
4,392	Associated Banc-Corp.	109,141
2,384	Atlantic Union Bankshares Corp.	85,037
527	BancFirst Corp.	62,903
1,212	Bancorp Inc.*	67,654
250	Bank First Corp.	26,185
1,039	Bank of Hawaii Corp.	75,037
360	Bank of Marin Bancorp	8,777
4,491	Bank of New York Mellon Corp.	399,474
1,221	Bank of NT Butterfield & Son Ltd.	47,375
625	Bank OZK	30,006
101	Bank7 Corp.	4,163
1,979	BankUnited Inc.	74,371
135	Bankwell Financial Group Inc.	4,278
907	Banner Corp.	62,565
351	Bar Harbor Bankshares	11,274
358	BayCom Corp.	9,845
279	BCB Bancorp Inc.	2,826
433	Blue Foundry Bancorp*	4,300
125	BOK Financial Corp.	13,620
715	Bridgewater Bancshares Inc.*	10,367
344	Burke & Herbert Financial Services Corp.	21,452
598	Business First Bancshares Inc.	15,865
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
790	Byline Bancorp Inc.	$22,547
4,769	Cadence Bank	158,140
867	California BanCorp*	13,863
359	Camden National Corp.	15,789
178	Capital Bancorp Inc.	5,431
324	Capital City Bank Group Inc.	12,020
540	Carter Bankshares Inc.*	9,364
1,854	Cathay General Bancorp	87,045
669	Central Pacific Financial Corp.	19,428
62	Chemung Financial Corp.	3,202
298	ChoiceOne Financial Services Inc.	9,473
325	Citizens & Northern Corp.	6,939
2,760	Citizens Financial Group Inc.	126,325
160	Citizens Financial Services Inc.	9,675
11,427	City Holding Co.	1,359,699
544	Civista Bancshares Inc.	11,212
488	CNB Financial Corp.	12,176
6,926	Coastal Financial Corp.*	683,804
353	Colony Bankcorp Inc.	5,955
136,118	Columbia Banking System Inc.	3,638,434
798	Comerica Inc.	51,335
749	Commerce Bancshares Inc.	48,722
1,393	Community Financial System Inc.	88,163
388	Community Trust Bancorp Inc.	21,181
533	Community West Bancshares	10,282
922	ConnectOne Bancorp Inc.	23,539
1,138	CrossFirst Bankshares Inc.*	18,197
353	Cullen/Frost Bankers Inc.	48,372
771	Customers Bancorp Inc.*	41,634
3,515	CVB Financial Corp.	70,898
912	Dime Community Bancshares Inc.	28,272
745	Eagle Bancorp Inc.	17,329
839	East West Bancorp Inc.	79,227
5,139	Eastern Bankshares Inc.	91,937
228	Enterprise Bancorp Inc.	9,838
976	Enterprise Financial Services Corp.	57,662
355	Equity Bancshares Inc., Class A Shares	15,244
169	Esquire Financial Holdings Inc.	13,033
280	Farmers & Merchants Bancorp Inc.	7,196
862	Farmers National Banc Corp.	12,490
933	FB Financial Corp.	47,135
205	Fidelity D&D Bancorp Inc.	9,194
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
4,087	Fifth Third Bancorp	$177,662
351	Financial Institutions Inc.	9,835
4,310	First BanCorp (Puerto Rico)	83,916
1,050	First Bancorp (Southern Pines NC)	44,058
227	First Bancorp Inc.	5,961
781	First Bancshares Inc.	27,858
461	First Bank	7,044
1,384	First Busey Corp.	33,202
181	First Business Financial Services Inc.	9,618
1,388	First Citizens BancShares Inc., Class A Shares	2,842,707
2,652	First Commonwealth Financial Corp.	43,599
424	First Community Bankshares Inc.	17,783
2,501	First Financial Bancorp	68,552
3,485	First Financial Bankshares Inc.	131,245
274	First Financial Corp.	14,169
1,977	First Foundation Inc.	10,063
730	First Hawaiian Inc.	19,644
119,323	First Horizon Corp.	2,570,217
168	First Internet Bancorp	4,985
83,808	First Interstate BancSystem Inc., Class A Shares	2,572,906
1,541	First Merchants Corp.	67,496
582	First Mid Bancshares Inc.	22,174
761	First of Long Island Corp.	10,022
404	Five Star Bancorp	12,306
2,101	FNB Corp.	31,179
4,839	Fulton Financial Corp.	95,909
295	FVCBankcorp Inc.*	3,484
736	German American Bancorp Inc.	29,381
2,979	Glacier Bancorp Inc.	145,494
204	Great Southern Bancorp Inc.	12,038
283	Guaranty Bancshares Inc.	11,447
2,323	Hancock Whitney Corp.	132,713
752	Hanmi Financial Corp.	18,056
917	HarborOne Bancorp Inc.	10,628
282	HBT Financial Inc.	7,050
1,439	Heritage Commerce Corp.	15,268
866	Heritage Financial Corp.	21,884
1,215	Hilltop Holdings Inc.	38,868
4,873	Home BancShares Inc.	145,946
435	HomeStreet Inc.*	4,367
3,024	Hope Bancorp Inc.	33,022
1,084	Horizon Bancorp Inc.	18,471
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
8,717	Huntington Bancshares Inc.	$143,569
41,954	Independent Bank Corp. (Massachusetts)	2,876,366
496	Independent Bank Corp. (Michingan)	16,854
1,441	International Bancshares Corp.	96,547
168	Investar Holding Corp.	3,147
444	John Marshall Bancorp Inc.	8,281
1,238	Kearny Financial Corp.	8,654
177,069	KeyCorp	3,066,835
652	Lakeland Financial Corp.	43,299
242	LCNB Corp.	3,749
1,071	LINKBANCORP Inc.	8,161
903	Live Oak Bancshares Inc.	28,724
1,006	M&T Bank Corp.	192,870
394	Mercantile Bank Corp.	18,995
443	Merchants Bancorp	18,039
440	Metrocity Bankshares Inc.	13,323
259	Metropolitan Bank Holding Corp.*	15,651
345	Mid Penn Bancorp Inc.	9,798
144	Middlefield Banc Corp.	3,859
691	Midland States Bancorp Inc.	13,392
558	MidWestOne Financial Group Inc.	16,991
408	MVB Financial Corp.	7,544
47,577	National Bank Holdings Corp., Class A Shares	1,992,049
102	National Bankshares Inc.	2,868
979	NB Bancorp Inc.*	18,914
1,214	NBT Bancorp Inc.	57,968
346	Nicolet Bankshares Inc.	41,475
161	Northeast Bank	16,168
264	Northeast Community Bancorp Inc.	6,141
1,219	Northern Trust Corp.	134,358
123	Northrim BanCorp Inc.	10,123
135	Norwood Financial Corp.	3,488
19,276	NU Holdings Ltd., Class A Shares*	207,217
124	Oak Valley Bancorp	3,357
1,210	OFG Bancorp	51,413
146,970	Old National Bancorp	3,490,537
1,093	Old Second Bancorp Inc.	20,046
214	Orange County Bancorp Inc.	5,468
749	Origin Bancorp Inc.	29,001
458	Orrstown Financial Services Inc.	15,343
382	Park National Corp.	63,580
193	Parke Bancorp Inc.	3,854
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
9,985	Pathward Financial Inc.	$773,937
202	PCB Bancorp	3,969
408	Peapack-Gladstone Financial Corp.	13,203
890	Peoples Bancorp Inc.	28,480
221	Peoples Bancorp of North Carolina Inc.	5,839
214	Peoples Financial Services Corp.	10,450
22,342	Pinnacle Financial Partners Inc.	2,552,797
309	Pioneer Bancorp Inc.*	3,677
188	Plumas Bancorp	8,640
359	Ponce Financial Group Inc.*	4,710
425	Popular Inc.	42,683
319	Preferred Bank	28,311
899	Premier Financial Corp.	25,208
719	Primis Financial Corp.	7,557
116	Princeton Bancorp Inc.	3,802
535	Prosperity Bancshares Inc.	41,067
298	Provident Bancorp Inc.*	3,585
426	QCR Holdings Inc.	32,091
348	RBB Bancorp	6,163
168	Red River Bancshares Inc.	9,484
5,542	Regions Financial Corp.	131,401
1,625	Renasant Corp.	58,825
203	Republic Bancorp Inc., Class A Shares	13,769
994	S&T Bancorp Inc.	39,979
1,147	Sandy Spring Bancorp Inc.	36,670
2,234	Seacoast Banking Corp. of Florida	63,178
1,357	ServisFirst Bancshares Inc.	124,030
717	Shore Bancshares Inc.	10,852
296	Sierra Bancorp	9,093
3,300	Simmons First National Corp., Class A Shares	72,501
387	SmartFinancial Inc.	13,437
269	South Plains Financial Inc.	9,480
274	Southern First Bancshares Inc.*	9,360
175	Southern States Bancshares Inc.	5,684
734	Southside Bancshares Inc.	22,570
2,569	SouthState Corp.	258,955
1,771	State Street Corp.	175,736
1,278	Stellar Bancorp Inc.	37,177
534	Sterling Bancorp Inc.*	2,510
671	Stock Yards Bancorp Inc.	48,889
860	Synovus Financial Corp.	44,617
1,237	Texas Capital Bancshares Inc.*	97,921
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
260	Third Coast Bancshares Inc.*	$9,313
316	Tompkins Financial Corp.	21,769
1,860	Towne Bank	68,597
833	TriCo Bancshares	36,419
582	Triumph Financial Inc.*	40,071
459	TrustCo Bank Corp. NY	15,152
1,607	Trustmark Corp.	58,800
1,787	UMB Financial Corp.	197,160
3,543	United Bankshares Inc.	128,044
3,189	United Community Banks Inc.	102,781
157	Unity Bancorp Inc.	7,456
51,090	Univest Financial Corp.	1,561,310
262	USCB Financial Holdings Inc.	5,104
248,555	Valley National Bancorp	2,445,781
1,369	Veritex Holdings Inc.	36,059
106	Virginia National Bankshares Corp.	3,856
857	Walker & Dunlop Inc.	73,419
417	Washington Trust Bancorp Inc.	13,394
1,028	Webster Financial Corp.	57,897
1,514	WesBanco Inc.	53,096
363	West BanCorp Inc.	8,211
22,796	Westamerica BanCorp	1,188,128
17,884	Western Alliance Bancorp	1,554,477
34,757	Wintrust Financial Corp.	4,326,204
867	Zions Bancorp N.A.	46,853
	Total Banks	47,710,065
Diversified Financial Services – 4.1%
694	Acadian Asset Management Inc.	17,114
187	Affiliated Managers Group Inc.	31,949
613	Air Lease Corp., Class A Shares	29,375
1,657	Ally Financial Inc.	61,475
1,542	AlTi Global Inc.*	5,335
590	Ameriprise Financial Inc.	317,007
1,120	Ares Management Corp., Class A Shares	191,453
1,674	Artisan Partners Asset Management Inc., Class A Shares	70,676
189	Atlanticus Holdings Corp.*	10,382
761	B Riley Financial Inc.(a)	4,859
9,714	BGC Group Inc., Class A Shares	96,169
110,423	Blue Owl Capital Inc., Class A Shares	2,377,407
1,318	Bread Financial Holdings Inc.	71,172
643	Brookfield Business Corp., Class A Shares(b)	17,734
5,321	Burford Capital Ltd.	83,008
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
13,350	Capital One Financial Corp.	$2,677,342
11,741	Cboe Global Markets Inc.	2,475,003
730	Cohen & Steers Inc.	63,802
1,230	Coinbase Global Inc., Class A Shares*	265,213
629	Columbia Financial Inc.*	9,982
487	Consumer Portfolio Services Inc.*	4,870
35	Credit Acceptance Corp.*	17,234
4,164	Dave Inc.*	419,148
60	Diamond Hill Investment Group Inc.	8,768
1,518	Discover Financial Services	296,298
750	Enact Holdings Inc.	25,785
603	Encore Capital Group Inc.*	22,742
674	Enova International Inc.*	69,651
8,017	Evercore Inc., Class A Shares	1,938,511
240	Federal Agricultural Mortgage Corp., Class C Shares	50,177
141	First Western Financial Inc.*	2,804
2,012	Forge Global Holdings Inc.*	2,012
1,694	Franklin Resources Inc.	34,304
30,048	FTAI Aviation Ltd.	3,867,478
1,025	GCM Grosvenor Inc., Class A Shares	14,473
1,005	Hamilton Lane Inc., Class A Shares	157,102
316	Houlihan Lokey Inc., Class A Shares	54,779
637	Interactive Brokers Group Inc., Class A Shares	130,203
856	International Money Express Inc.*	13,114
2,178	Invesco Ltd.	37,875
765	Janus Henderson Group PLC	32,283
38,957	Jefferies Financial Group Inc.	2,578,953
650	Lazard Inc., Class A Shares	32,598
65,078	LendingClub Corp.*	832,348
311	LendingTree Inc.*	12,561
6,850	LPL Financial Holdings Inc.	2,546,419
915	Medallion Financial Corp.	7,631
1,893	Moelis & Co., Class A Shares	133,722
1,654	Mr Cooper Group Inc.*	185,860
2,495	Nasdaq Inc.	206,536
2,039	Navient Corp.	29,178
372	Nelnet Inc., Class A Shares	45,529
1,244	NerdWallet Inc., Class A Shares*	12,689
669	OneMain Holdings Inc., Class A Shares	35,952
113	Onity Group Inc.*	3,652
376	OppFi Inc.	3,707
4,929	Pagseguro Digital Ltd., Class A Shares*	36,277
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
888	Paysign Inc.*	$2,353
710	PennyMac Financial Services Inc.	73,592
25,547	Perella Weinberg Partners, Class A Shares	590,391
454	Piper Sandler Cos	131,487
629	PJT Partners Inc., Class A Shares	100,175
979	PRA Group Inc.*	20,490
4,063	Radian Group Inc.	133,713
1,112	Raymond James Financial Inc.	171,993
287	Regional Management Corp.	9,629
68	Resolute Holdings Management Inc.*	3,184
1,070	Rocket Cos., Inc., Class A Shares*	14,980
599	SEI Investments Co.	47,950
167	Silvercrest Asset Management Group Inc., Class A Shares	3,028
1,271	SLM Corp.	38,371
6,615	SoFi Technologies Inc.*	95,719
1,709	StepStone Group Inc., Class A Shares	102,813
600	Stifel Financial Corp.	63,714
726	StoneX Group Inc.*	87,606
222	SWK Holdings Corp.*	3,774
2,348	Synchrony Financial	142,477
1,324	T Rowe Price Group Inc.	139,973
499	TPG Inc., Class A Shares	27,525
17,341	Tradeweb Markets Inc., Class A Shares	2,347,451
22,011	Upstart Holdings Inc.*	1,467,473
534	UWM Holdings Corp.	3,354
211	Velocity Financial Inc.*	3,975
1,090	Victory Capital Holdings Inc., Class A Shares	69,804
579	Virtu Financial Inc., Class A Shares	21,168
176	Virtus Investment Partners Inc.	33,048
32,184	Voya Financial Inc.	2,325,616
1,928	Western Union Co.	20,880
3,641	WisdomTree Inc.	33,206
102	World Acceptance Corp.*	13,754
2,442	XP Inc., Class A Shares	34,554
	Total Diversified Financial Services	31,158,900
Equity Real Estate Investment Trusts (REITs) – 4.6%
3,165	Acadia Realty Trust	72,985
301	Advanced Flower Capital Inc.	2,568
569	AG Mortgage Investment Trust Inc.	4,307
5,247	AGNC Investment Corp.	54,726
41,689	Agree Realty Corp.	3,076,648
1,894	Alexander & Baldwin Inc.	34,300
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
50	Alexander’s Inc.	$10,717
1,059	Alexandria Real Estate Equities Inc.	108,293
238	Alpine Income Property Trust Inc.	3,946
1,245	American Assets Trust Inc.	27,963
4,107	American Healthcare REIT Inc.	122,348
79,351	American Homes 4 Rent, Class A Shares	2,936,781
1,702	Americold Realty Trust Inc.	39,027
290	Angel Oak Mortgage REIT Inc.	2,891
3,495	Annaly Capital Management Inc.	76,750
3,683	Apartment Investment & Management Co., Class A Shares	33,331
3,700	Apollo Commercial Real Estate Finance Inc.	37,481
6,078	Apple Hospitality REIT Inc.	90,015
4,891	Arbor Realty Trust Inc.(a)	60,355
1,981	Ares Commercial Real Estate Corp.	9,687
2,285	Armada Hoffler Properties Inc.	20,976
1,598	ARMOUR Residential REIT Inc.	30,442
881	AvalonBay Communities Inc.	199,265
4,624	Blackstone Mortgage Trust Inc., Class A Shares	96,087
1,207	Braemar Hotels & Resorts Inc.	3,464
4,307	Brandywine Realty Trust	21,750
3,263	BrightSpire Capital Inc., Class A Shares	20,329
1,800	Brixmor Property Group Inc.	50,328
5,028	Broadstone Net Lease Inc., Class A Shares	84,722
219	BRT Apartments Corp.	3,951
954	BXP Inc.	67,667
628	Camden Property Trust	77,910
5,015	CareTrust REIT Inc.	129,738
590	CBL & Associates Properties Inc.	18,396
474	Centerspace	31,374
1,602	Chatham Lodging Trust	12,944
78,208	Chimera Investment Corp.	1,112,900
884	City Office REIT Inc.	4,650
3,235	Claros Mortgage Trust Inc.	7,538
642	Community Healthcare Trust Inc.	12,031
75,432	COPT Defense Properties	2,038,927
1,001	Cousins Properties Inc.	30,360
2,636	Crown Castle Inc.	248,048
58,034	CTO Realty Growth Inc.	1,104,967
1,354	CubeSmart	55,893
2,509	Curbline Properties Corp.	61,797
5,531	DiamondRock Hospitality Co.	45,520
2,012	Digital Realty Trust Inc.	314,516
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
6,962	Diversified Healthcare Trust	$19,702
4,293	Douglas Emmett Inc.	74,269
1,897	Dynex Capital Inc.	26,691
2,523	Easterly Government Properties Inc., Class A Shares	28,434
15,524	EastGroup Properties Inc.	2,838,563
2,121	Ellington Financial Inc.	30,436
2,299	Elme Communities	39,980
3,495	Empire State Realty Trust Inc., Class A Shares	32,399
431	EPR Properties	22,873
1,181	Equity LifeStyle Properties Inc.	80,993
2,284	Equity Residential	169,404
4,707	Essential Properties Realty Trust Inc.	154,013
390	Essex Property Trust Inc.	121,512
13,209	Extra Space Storage Inc.	2,015,165
1,048	Farmland Partners Inc.	12,293
543	Federal Realty Investment Trust	57,243
790	First Industrial Realty Trust Inc.	45,093
2,668	Four Corners Property Trust Inc.	76,705
2,113	Franklin BSP Realty Trust Inc.	28,631
1,845	Franklin Street Properties Corp.	3,469
475	FrontView REIT Inc.	8,123
1,583	Gaming & Leisure Properties Inc.	79,387
1,294	Getty Realty Corp.	40,632
1,339	Gladstone Commercial Corp.	21,732
760	Gladstone Land Corp.	8,710
1,435	Global Medical REIT Inc.	12,628
5,254	Global Net Lease Inc.	42,032
931	Granite Point Mortgage Trust Inc.	2,756
2,268	Healthcare Realty Trust Inc., Class A Shares	38,851
4,258	Healthpeak Properties Inc.	87,119
602	Highwoods Properties Inc.	17,536
4,229	Host Hotels & Resorts Inc.	68,214
3,139	Hudson Pacific Properties Inc.	10,296
6,048	Independence Realty Trust Inc.	131,846
1,352	Industrial Logistics Properties Trust	5,327
752	Innovative Industrial Properties Inc., Class A Shares	54,106
2,093	InvenTrust Properties Corp.	62,330
1,624	Invesco Mortgage Capital Inc.	14,275
3,741	Invitation Homes Inc.	127,231
1,760	Iron Mountain Inc.	163,979
2,178	JBG SMITH Properties	33,411
687	Kilroy Realty Corp.	24,526
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
4,015	Kimco Realty Corp.	$88,732
5,826	Kite Realty Group Trust	133,590
1,468	KKR Real Estate Finance Trust Inc.	16,280
2,949	Ladder Capital Corp., Class A Shares	35,005
528	Lamar Advertising Co., Class A Shares	65,593
362	Lineage Inc.	21,811
1,126	LTC Properties Inc.	39,286
7,721	LXP Industrial Trust	69,180
6,181	Macerich Co.	111,505
3,362	Medical Properties Trust Inc.(a)	19,836
2,656	MFA Financial Inc.	28,260
18,386	Mid-America Apartment Communities Inc.	3,091,054
1,115	National Health Investors Inc.	79,912
54,120	National Storage Affiliates Trust	2,090,114
354	NET Lease Office Properties*	11,484
2,014	NETSTREIT Corp.	30,129
2,177	New York Mortgage Trust Inc.	15,261
196	Nexpoint Real Estate Finance Inc.	3,224
580	NexPoint Residential Trust Inc.	24,679
1,088	NNN REIT Inc.	46,186
1,726	Omega Healthcare Investors Inc.	63,586
364	One Liberty Properties Inc.	9,672
1,749	Orchid Island Capital Inc.	14,954
1,037	Orion Office REIT Inc.	4,272
3,910	Outfront Media Inc.	72,726
4,701	Paramount Group Inc.	21,202
1,181	Park Hotels & Resorts Inc.	14,503
828	Peakstone Realty Trust	9,390
3,115	Pebblebrook Hotel Trust	38,470
2,247	PennyMac Mortgage Investment Trust	32,919
3,288	Phillips Edison & Co., Inc.	122,314
3,200	Piedmont Office Realty Trust Inc., Class A Shares	24,288
973	Plymouth Industrial REIT Inc.	16,872
814	Postal Realty Trust Inc., Class A Shares	11,339
2,117	PotlatchDeltic Corp.	98,292
912	Rayonier Inc.	24,159
4,168	Ready Capital Corp.	28,884
5,291	Realty Income Corp.	301,746
3,370	Redwood Trust Inc.	22,512
1,117	Regency Centers Corp.	85,674
1,301	Rexford Industrial Realty Inc.	53,757
3,036	Rithm Capital Corp.	36,887
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,966	RLJ Lodging Trust	$36,725
1,535	Ryman Hospitality Properties Inc.	151,796
6,157	Sabra Health Care REIT Inc.	102,268
1,335	Safehold Inc.	24,911
315	Saul Centers Inc.	11,797
658	SBA Communications Corp., Class A Shares	143,378
3,830	Service Properties Trust	11,413
590	Seven Hills Realty Trust	7,605
1,965	Simon Property Group Inc.	365,667
1,157	SITE Centers Corp.	16,210
1,919	SL Green Realty Corp.	123,852
71,252	STAG Industrial Inc.	2,563,647
117,410	Starwood Property Trust Inc.	2,409,253
354	Strawberry Fields REIT Inc.	4,149
2,608	Summit Hotel Properties Inc.	16,874
752	Sun Communities Inc.	102,385
100	Sunrise Realty Trust Inc.	1,218
5,367	Sunstone Hotel Investors Inc.	56,246
2,841	Tanger Inc.	100,713
2,563	Terreno Realty Corp.	173,823
1,453	TPG RE Finance Trust Inc.	12,539
2,688	Two Harbors Investment Corp.	38,116
1,997	UDR Inc.	90,224
2,039	UMH Properties Inc.	38,598
6,195	Uniti Group Inc.	35,559
433	Universal Health Realty Income Trust	17,285
3,493	Urban Edge Properties	71,956
2,531	Ventas Inc.	175,095
2,039	Veris Residential Inc.	34,520
6,313	VICI Properties Inc., Class A Shares	205,109
1,050	Vornado Realty Trust	44,142
4,464	Weyerhaeuser Co.	134,366
1,220	Whitestone REIT, Class B Shares	16,616
1,315	WP Carey Inc.	84,436
2,660	Xenia Hotels & Resorts Inc.	35,750
	Total Equity Real Estate Investment Trusts (REITs)	34,232,304
Insurance – 3.7%
3,389	Aflac Inc.	370,994
14,757	Allstate Corp.	2,938,857
1,080	Ambac Financial Group Inc.*	10,487
525	American Coastal Insurance Corp.	6,374
433	American Financial Group Inc.	54,679
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
489	AMERISAFE Inc.	$25,164
2,184	Arch Capital Group Ltd.	202,915
7,953	Arthur J Gallagher & Co.	2,686,046
314	Assurant Inc.	65,277
291	Assured Guaranty Ltd.	25,413
462	Axis Capital Holdings Ltd.	44,759
1,753	Baldwin Insurance Group Inc., Class A Shares*	72,118
11,966	Bowhead Specialty Holdings Inc.*	402,417
352	Brighthouse Financial Inc.*	20,877
1,444	Brown & Brown Inc.	171,172
937	Cincinnati Financial Corp.	138,498
113	CNA Financial Corp.	5,534
2,811	CNO Financial Group Inc.	117,191
1,850	Corebridge Financial Inc.	64,158
327	Crawford & Co., Class A Shares	4,016
317	Donegal Group Inc., Class A Shares	5,544
640	Employers Holdings Inc.	33,152
339	Enstar Group Ltd.*	112,819
1,990	Equitable Holdings Inc.	109,490
2,803	Essent Group Ltd.	161,509
262	Everest Group Ltd.	92,544
468	F&G Annuities & Life Inc.	19,927
1,259	Fidelis Insurance Holdings Ltd.	18,520
1,582	Fidelity National Financial Inc.	102,086
29,378	First American Financial Corp.	1,929,841
11,447	Genworth Financial Inc., Class A Shares*	79,557
536	Globe Life Inc.	68,302
298	GoHealth Inc., Class A Shares*	4,318
596	Goosehead Insurance Inc., Class A Shares	73,433
622	Greenlight Capital Re Ltd., Class A Shares*	8,664
990	Hamilton Insurance Group Ltd., Class B Shares*	19,364
19,300	Hanover Insurance Group Inc.	3,291,229
22,723	Hartford Insurance Group Inc.	2,687,676
9,325	HCI Group Inc.	1,227,729
814	Heritage Insurance Holdings Inc.*	9,564
470	Hippo Holdings Inc.*	13,503
1,075	Horace Mann Educators Corp.	45,505
31	Investors Title Co.	7,356
1,963	Jackson Financial Inc., Class A Shares	179,870
1,462	James River Group Holdings Ltd.	7,237
24,594	Kemper Corp.	1,662,063
301	Kingsway Financial Services Inc.*	2,339
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
133	Kinsale Capital Group Inc.	$57,436
1,402	Lemonade Inc.*	50,963
1,011	Lincoln National Corp.	39,429
1,090	Loews Corp.	94,470
1,596	Maiden Holdings Ltd.*	1,541
79	Markel Group Inc.*	152,742
900	MBIA Inc.*	5,463
704	Mercury General Corp.	37,967
65,093	MGIC Investment Corp.	1,601,939
211	NI Holdings Inc.*	3,005
40,209	NMI Holdings Inc., Class A Shares*	1,465,216
1,497	Old Republic International Corp.	57,649
8,377	Palomar Holdings Inc.*	1,077,785
209	Primerica Inc.	60,610
1,404	Principal Financial Group Inc.	125,012
1,283	ProAssurance Corp.*	20,066
2,179	Prudential Financial Inc.	250,803
400	Reinsurance Group of America Inc.	81,076
312	RenaissanceRe Holdings Ltd.	74,137
494	RLI Corp.	37,588
6,006	Root Inc., Class A Shares*	811,831
611	Ryan Specialty Holdings Inc., Class A Shares	42,764
379	Safety Insurance Group Inc.	28,857
1,632	Selective Insurance Group Inc.	140,425
3,276	Selectquote Inc.*	14,939
2,562	SiriusPoint Ltd.*	39,301
15,825	Skyward Specialty Insurance Group Inc.*	823,217
712	Stewart Information Services Corp.	50,694
592	Tiptree Inc.	13,397
866	Trupanion Inc.*	29,912
14,308	TWFG Inc., Class A Shares*	432,674
567	United Fire Group Inc.	15,916
550	Universal Insurance Holdings Inc.	12,199
1,120	Unum Group	92,165
15	White Mountains Insurance Group Ltd.	27,742
610	Willis Towers Watson PLC	207,187
1,793	WR Berkley Corp.	113,102
	Total Insurance	27,591,306
Investment Companies – 0.1%
2,641	Bit Digital Inc.*	6,497
1,453	Cannae Holdings Inc.	29,118
57,299	Cipher Mining Inc.*	233,780
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Investment Companies – (continued)
6,870	Cleanspark Inc.*	$54,891
4,723	Core Scientific Inc.*	52,709
2,422	FTAI Infrastructure Inc.	14,145
3,000	HA Sustainable Infrastructure Capital Inc., REIT	86,190
2,263	Hut 8 Corp.*	33,379
7,710	MARA Holdings Inc.*(a)	107,323
919	NewtekOne Inc.	11,938
7,571	Riot Platforms Inc.*	70,259
7,227	Terawulf Inc.*	30,281
	Total Investment Companies	730,510
Private Equity – 0.1%
1,326	Carlyle Group Inc.	66,088
367	Chicago Atlantic Real Estate Finance Inc., REIT	5,909
40,503	P10 Inc., Class A Shares	517,223
1,356	Patria Investments Ltd., Class A Shares	15,363
	Total Private Equity	604,583
Real Estate – 0.6%
2,212	Anywhere Real Estate Inc.*	7,676
1,855	CBRE Group Inc., Class A Shares*	263,299
115,095	Compass Inc., Class A Shares*	1,034,704
2,457	CoStar Group Inc.*	187,346
6,096	Cushman & Wakefield PLC*	72,481
2,112	eXp World Holdings Inc.	21,352
306	FRP Holdings Inc.*	9,602
173	Howard Hughes Holdings Inc.*	13,702
287	Jones Lang LaSalle Inc.*	78,032
2,946	Kennedy-Wilson Holdings Inc.	28,606
241	Legacy Housing Corp.*	5,950
598	Marcus & Millichap Inc.	23,011
190	Maui Land & Pineapple Co., Inc.*	3,697
648	McGrath RentCorp	79,056
177,160	Newmark Group Inc., Class A Shares	2,598,937
638	RE/MAX Holdings Inc., Class A Shares*	5,666
2,345	Real Brokerage Inc.*	12,100
3,038	Redfin Corp.*	20,264
595	RMR Group Inc., Class A Shares	10,841
70	Seaport Entertainment Group Inc.*	1,639
593	Sky Harbour Group Corp., Class A Shares*	6,541
949	St Joe Co.	45,524
227	Star Holdings*	2,100
128	Stratus Properties Inc.*	2,365
	Total Real Estate	4,534,491
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Savings & Loans – 0.1%
1,459	Axos Financial Inc.*	$97,461
3,671	Banc of California Inc.	54,588
1,110	Berkshire Hills Bancorp Inc.	31,624
2,262	Brookline Bancorp Inc.	26,691
3,137	Capitol Federal Financial Inc.	18,571
153	ESSA Bancorp Inc.	3,213
332	First Financial Northwest Inc.	7,072
6,727	Flagstar Financial Inc.	80,724
627	Flushing Financial Corp.	8,985
236	FS Bancorp Inc.	9,301
248	Greene County Bancorp Inc.	6,423
36	Hingham Institution For Savings The	9,349
156	Home Bancorp Inc.	7,332
350	HomeTrust Bancshares Inc.	12,852
882	Northfield Bancorp Inc.	10,390
3,343	Northwest Bancshares Inc.	42,189
1,479	OceanFirst Financial Corp.	26,637
2,539	Pacific Premier Bancorp Inc.	60,657
3,333	Provident Financial Services Inc.	60,827
233	Southern Missouri Bancorp Inc.	13,584
210	TFS Financial Corp.	2,770
153	Timberland Bancorp Inc.	4,899
1,767	WaFd Inc.	52,285
338	Waterstone Financial Inc.	4,756
1,572	WSFS Financial Corp.	85,344
	Total Savings & Loans	738,524
	TOTAL FINANCIAL	147,300,683
GOVERNMENT – 0.0%
Multi-National – 0.0%
696	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	29,490
INDUSTRIAL – 16.5%
Aerospace/Defense – 1.6%
909	AAR Corp.*	59,103
757	AeroVironment Inc.*	113,262
1,374	AerSale Corp.*	9,618
6,350	Archer Aviation Inc., Class A Shares*	56,388
921	Astronics Corp.*	18,429
6,339	Curtiss-Wright Corp.	2,039,003
343	Ducommun Inc.*	20,107
1,635	Eve Holding Inc.*	6,720
267	HEICO Corp.	70,670
495	HEICO Corp., Class A Shares	105,514
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Aerospace/Defense – (continued)
78,849	Hexcel Corp.	$4,996,661
15,828	Howmet Aerospace Inc.	2,162,105
746	Intuitive Machines Inc., Class A Shares*	10,877
11,857	Joby Aviation Inc.*(a)	82,999
5,669	Karman Holdings Inc.*	178,800
27,189	Kratos Defense & Security Solutions Inc.*	717,518
1,148	L3Harris Technologies Inc.	236,614
23,839	Leonardo DRS Inc.*	725,898
208	Loar Holdings Inc.*	15,115
1,440	Mercury Systems Inc.*	63,950
742	Moog Inc., Class A Shares	126,504
122	National Presto Industries Inc.*	12,412
522	Redwire Corp.*	7,292
9,128	Rocket Lab USA Inc.*	187,033
665	Spirit AeroSystems Holdings Inc., Class A Shares*	23,208
431	Standardaero Inc.*	12,167
1,882	Triumph Group Inc.*	47,765
605	Virgin Galactic Holdings Inc.*	2,299
590	VirTra Inc.*	3,552
	Total Aerospace/Defense	12,111,583
Building Materials – 1.5%
9,648	AAON Inc.	740,966
406	American Woodmark Corp.*	25,205
573	Apogee Enterprises Inc.	27,470
258	Armstrong World Industries Inc.	39,644
1,498	Aspen Aerogels Inc.*	11,400
20,775	AZEK Co., Inc., Class A Shares*	973,309
1,062	Boise Cascade Co.	110,087
688	Builders FirstSource Inc.*	95,625
1,069	Caesarstone Ltd.*	4,052
201	Eagle Materials Inc.	45,468
745	Fortune Brands Innovations Inc.	48,216
10,082	Gauzy Ltd.*(a)	108,382
807	Gibraltar Industries Inc.*	53,028
996	Griffon Corp.	72,051
770	Hayward Holdings Inc.*	11,157
2,225	JELD-WEN Holding Inc.*	12,238
12,371	Knife River Corp.*	1,183,657
196	Lennox International Inc.	117,806
384	Louisiana-Pacific Corp.	38,273
683	LSI Industries Inc.	12,629
371	Martin Marietta Materials Inc.	179,245
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
1,344	Masco Corp.	$101,042
3,352	Masterbrand Inc.*	46,894
8,483	Modine Manufacturing Co.*	717,322
314	Mohawk Industries Inc.*	36,923
17,926	Owens Corning	2,761,321
254	Simpson Manufacturing Co., Inc.	41,758
6,204	SmartRent Inc., Class A Shares*	7,693
219	Smith-Midland Corp.*	7,474
1,179	SPX Technologies Inc.*	171,721
587	Tecnoglass Inc.	43,238
650	Trex Co., Inc.*	40,099
1,585	UFP Industries Inc.	169,595
13,201	Vulcan Materials Co.	3,264,739
	Total Building Materials	11,319,727
Electrical Components & Equipment – 0.6%
4,985	Acuity Brands Inc.	1,481,193
32,555	American Superconductor Corp.*	739,324
1,400	AMETEK Inc.	265,020
12,215	Belden Inc.	1,344,017
14,988	ChargePoint Holdings Inc.*(a)	9,981
1,903	Energizer Holdings Inc.	58,479
1,069	EnerSys	108,493
356	Generac Holdings Inc.*	48,469
277	Graham Corp.*	9,371
446	Insteel Industries Inc.	12,550
145	Littelfuse Inc.	33,656
1,088	nLight Inc.*	9,977
963	Novanta Inc.*	139,288
248	Powell Industries Inc.	42,088
517	Ultralife Corp.*	3,242
281	Universal Display Corp.	43,167
	Total Electrical Components & Equipment	4,348,315
Electronics – 1.7%
1,000	Advanced Energy Industries Inc.	115,170
531	Allegion PLC	68,345
490	Allient Inc.	12,191
1,161	Applied Optoelectronics Inc.*	25,380
316	Arrow Electronics Inc.*	34,150
978	Atkore Inc.	60,147
17,237	Atmus Filtration Technologies Inc.	686,033
529	Avnet Inc.	26,736
789	Badger Meter Inc.	165,950
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – (continued)
84	Bel Fuse Inc., Class A Shares	$6,847
261	Bel Fuse Inc., Class B Shares	21,901
934	Benchmark Electronics Inc.	37,323
25,827	Coherent Corp.*	1,941,932
786	CTS Corp.	35,103
28,707	Enovix Corp.*(a)	256,066
690	ESCO Technologies Inc.	113,767
4,343	Evolv Technologies Holdings Inc.*	15,374
28,178	FARO Technologies Inc.*	900,569
2,157	Fortive Corp.	171,568
938	Garmin Ltd.	214,736
2,389	GoPro Inc., Class A Shares*	1,783
8,131	Hubbell Inc., Class B Shares	3,021,398
1,231	Itron Inc.*	134,044
665	Jabil Inc.	103,022
1,083	Keysight Technologies Inc.*	172,771
569	Kimball Electronics Inc.*	10,253
2,273	Knowles Corp.*	37,709
126	Mesa Laboratories Inc.	17,562
128	Mettler-Toledo International Inc.*	162,908
6,353	MicroVision Inc.*(a)	9,212
5,680	Mirion Technologies Inc., Class A Shares*	88,210
916	Napco Security Technologies Inc.	22,497
3,870	NEXTracker Inc., Class A Shares*	170,357
107	NVE Corp.	7,366
1,003	nVent Electric PLC	60,521
428	OSI Systems Inc.*	88,258
727	Plexus Corp.*	96,633
1,434	Sanmina Corp.*	117,473
883	Sensata Technologies Holding PLC	25,475
7,257	Standard BioTools Inc.*	7,729
997	Stoneridge Inc.*	5,603
454	TD SYNNEX Corp.	62,421
21,100	TE Connectivity PLC	3,250,033
1,483	Trimble Inc.*	106,746
2,671	TTM Technologies Inc.*	64,398
358	Turtle Beach Corp.*	6,136
586	Vicor Corp.*	37,111
3,337	Vishay Intertechnology Inc.	57,196
917	Vontier Corp.	34,250
363	Woodward Inc.	68,605
	Total Electronics	12,956,968
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – 0.6%
502	908 Devices Inc.*	$1,124
826	AECOM	82,641
1,299	Arcosa Inc.	108,960
408	Bowman Consulting Group Ltd.*	8,446
553	Centuri Holdings Inc.*	9,595
1,296	Comfort Systems USA Inc.	470,876
473	Concrete Pumping Holdings Inc.	3,093
13,659	Construction Partners Inc., Class A Shares*	991,097
761	Dycom Industries Inc.*	124,697
1,540	EMCOR Group Inc.	629,721
277	Everus Construction Group Inc.*	11,523
1,354	Exponent Inc.	114,630
4,472	Fluor Corp.*	170,070
2,097	Frontdoor Inc.*	95,372
1,176	Granite Construction Inc.	97,114
1,661	Great Lakes Dredge & Dock Corp.*	14,102
216	IES Holdings Inc.*	38,519
761	Jacobs Solutions Inc.	97,492
56,187	Latham Group Inc.*	332,065
2,772	Limbach Holdings Inc.*	230,076
376	MasTec Inc.*	49,102
904	Mistras Group Inc.*	8,895
433	MYR Group Inc.*	53,138
1,484	NV5 Global Inc.*	26,786
1,271	Orion Group Holdings Inc.*	9,050
9,812	Primoris Services Corp.	703,913
776	Sterling Infrastructure Inc.*	98,715
192	TopBuild Corp.*	58,827
1,117	Tutor Perini Corp.*	32,829
	Total Engineering & Construction	4,672,468
Environmental Control – 0.5%
3,476	374Water Inc.*	1,193
1,171	Arq Inc.*	6,113
1,679	Casella Waste Systems Inc., Class A Shares*	188,081
22,661	CECO Environmental Corp.*	563,806
9,713	Clean Harbors Inc.*	2,074,211
1,458	Energy Recovery Inc.*	21,812
119,960	Enviri Corp.*	779,740
5,056	LanzaTech Global Inc.*	4,039
807	Montrose Environmental Group Inc.*	15,680
1,007	Pentair PLC	94,859
624	Perma-Fix Environmental Services Inc.*	5,017
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Environmental Control – (continued)
711	Pure Cycle Corp.*	$8,269
3,229	PureCycle Technologies Inc.*	33,259
818	Quest Resource Holding Corp.*	3,738
1,619	Tetra Tech Inc.	47,258
1,492	Veralto Corp.	148,842
	Total Environmental Control	3,995,917
Hand/Machine Tools – 0.9%
664	Cadre Holdings Inc.	22,324
38,786	Enerpac Tool Group Corp., Class A Shares	1,794,628
1,212	Franklin Electric Co., Inc.	123,806
2,089	Kennametal Inc.	46,230
334	Lincoln Electric Holdings Inc.	69,034
606	Luxfer Holdings PLC ADR	7,393
220	MSA Safety Inc.	36,014
33,714	Regal Rexnord Corp.	4,362,592
316	Snap-on Inc.	107,810
935	Stanley Black & Decker Inc.	80,905
	Total Hand/Machine Tools	6,650,736
Machinery-Construction & Mining – 1.3%
325	Argan Inc.	42,370
572	Astec Industries Inc.	20,352
5,407	Bloom Energy Corp., Class A Shares*	129,876
20,691	BWX Technologies Inc.	2,151,243
10,200	GE Vernova Inc.	3,418,836
288	Hyster-Yale Inc.	14,636
779	Manitowoc Co., Inc.*	8,063
176	NANO Nuclear Energy Inc.*(a)	5,067
920	Net Power Inc.*	6,670
2,357	NuScale Power Corp.*(a)	40,517
390	Oshkosh Corp.	39,897
1,777	Terex Corp.	72,324
37,569	Vertiv Holdings Co., Class A Shares	3,575,442
	Total Machinery-Construction & Mining	9,525,293
Machinery-Diversified – 3.1%
371	AGCO Corp.	35,976
269	Alamo Group Inc.	47,070
824	Albany International Corp., Class A Shares	63,094
1,010	Applied Industrial Technologies Inc.	253,086
37,215	Cactus Inc., Class A Shares	1,955,276
9,200	Chart Industries Inc.*	1,753,060
5,273	CNH Industrial NV	67,916
1,028	Cognex Corp.	33,718
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – (continued)
724	Columbus McKinnon Corp.	$12,619
13,453	Crane Co.	2,192,704
451	CSW Industrials Inc.	138,047
10,514	Dover Corp.	2,089,868
309	DXP Enterprises Inc.*	27,955
1,396	Eastman Kodak Co.*	9,800
338	ESAB Corp.	42,351
53,748	Flowserve Corp.	2,958,290
123,695	Gates Industrial Corp. PLC*	2,676,760
241	Gencor Industries Inc.*	3,143
517	Gorman-Rupp Co.	19,718
1,017	Graco Inc.	88,550
7,588	GrafTech International Ltd.*	8,878
843	Ichor Holdings Ltd.*	24,691
462	IDEX Corp.	89,780
2,444	Ingersoll Rand Inc.	207,202
319	Kadant Inc.	119,459
17,805	Kornit Digital Ltd.*	440,852
281	Lindsay Corp.	37,126
318	Middleby Corp.*	52,600
39,799	Mueller Water Products Inc., Class A Shares	1,025,222
345	Nordson Corp.	72,550
2,420	Otis Worldwide Corp.	241,468
8,218	Rockwell Automation Inc.	2,359,799
122	Taylor Devices Inc.*	4,096
497	Tennant Co.	43,020
849	Thermon Group Holdings Inc.*	25,045
628	Toro Co.	50,372
546	Twin Disc Inc.	4,707
717	Watts Water Technologies Inc., Class A Shares	153,854
1,032	Westinghouse Air Brake Technologies Corp.	191,292
25,263	Xylem Inc.	3,306,674
3,862	Zurn Elkay Water Solutions Corp.	136,831
	Total Machinery-Diversified	23,064,519
Metal Fabricate/Hardware – 1.3%
424	Advanced Drainage Systems Inc.	47,229
5,643	AZZ Inc.	542,349
254	Eastern Co.	7,137
869	Helios Technologies Inc.	34,282
5,188	Hillman Solutions Corp.*	50,635
3,648	Janus International Group Inc.*	29,512
187	L B Foster Co., Class A Shares*	5,133
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Metal Fabricate/Hardware – (continued)
436	Mayville Engineering Co., Inc.*	$6,518
1,040	Metallus Inc.*	15,018
2,933	Mueller Industries Inc.	235,168
2,201	NN Inc.*	6,713
226	Northwest Pipe Co.*	9,960
224	Olympic Steel Inc.	7,441
59	Omega Flex Inc.	2,101
305	Park-Ohio Holdings Corp.	7,381
642	Proto Labs Inc.*	25,603
3,306	RBC Bearings Inc.*	1,187,515
653	Ryerson Holding Corp.	16,443
12,359	Standex International Corp.	2,298,527
382	Timken Co.	30,942
890	Tredegar Corp.*	6,933
13,226	Valmont Industries Inc.	4,607,542
815	Worthington Enterprises Inc.	34,222
844	Worthington Steel Inc.	22,510
16,288	Xometry Inc., Class A Shares*	444,988
	Total Metal Fabricate/Hardware	9,681,802
Miscellaneous Manufacturers – 2.1%
1,659	AMMO Inc.*	2,654
724	AO Smith Corp.	48,131
8,097	Axon Enterprise Inc.*	4,278,860
17,428	Byrna Technologies Inc.*	448,422
281	Carlisle Cos., Inc.	95,754
141	Core Molding Technologies Inc.*	1,936
723	Donaldson Co., Inc.	49,952
12,691	Enpro Inc.	2,310,777
957	Fabrinet*	191,448
6,481	Federal Signal Corp.	526,776
1,850	Hillenbrand Inc.	55,315
16,343	ITT Inc.	2,308,285
1,228	JBT Marel Corp.	162,096
1,221	LSB Industries Inc.*	8,950
544	Materion Corp.	49,700
844	Myers Industries Inc.	9,250
501	NL Industries Inc.	3,442
381	Park Aerospace Corp.	5,269
3,600	Parker-Hannifin Corp.	2,406,636
1,044	Sight Sciences Inc.*	2,767
1,056	Smith & Wesson Brands Inc.	11,468
408	Sturm Ruger & Co., Inc.	16,100
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – (continued)
4,589	Teledyne Technologies Inc.*	$2,363,427
1,138	Textron Inc.	85,043
2,172	Trinity Industries Inc.	67,527
	Total Miscellaneous Manufacturers	15,509,985
Packaging & Containers – 0.4%
8,770	Amcor PLC	88,752
400	AptarGroup Inc.	58,700
3,524	Ardagh Metal Packaging SA	10,114
1,772	Ball Corp.	93,367
688	Berry Global Group Inc.	49,653
377	Clearwater Paper Corp.*	9,859
708	Crown Holdings Inc.	63,458
1,787	Graphic Packaging Holding Co.	47,677
652	Greif Inc., Class A Shares	37,333
104	Greif Inc., Class B Shares	6,303
140	Karat Packaging Inc.	4,187
89,282	O-I Glass Inc.*	1,024,064
542	Packaging Corp. of America	115,495
1,093	Pactiv Evergreen Inc.	19,521
32,979	Ranpak Holdings Corp., Class A Shares*	220,629
860	Sealed Air Corp.	29,395
21,934	Silgan Holdings Inc.	1,191,236
3,126	Smurfit WestRock PLC	162,771
579	Sonoco Products Co.	27,688
1,046	TriMas Corp.	21,433
	Total Packaging & Containers	3,281,635
Shipbuilding – 0.0%
237	Huntington Ingalls Industries Inc.	41,612
Transportation – 0.8%
1,290	Air Transport Services Group Inc.*	28,806
624	ArcBest Corp.	49,152
953	Ardmore Shipping Corp.	8,634
705	CH Robinson Worldwide Inc.	71,642
999	Costamare Inc.	10,170
372	Covenant Logistics Group Inc., Class A Shares	9,363
1,557	CryoPort Inc.*	8,672
3,517	DHT Holdings Inc.	36,366
935	Dorian LPG Ltd.	19,037
861	Expeditors International of Washington Inc.	101,047
768	FLEX LNG Ltd.(a)	16,896
638	Forward Air Corp.*	14,336
1,014	Genco Shipping & Trading Ltd.	14,480
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
3,162	Golden Ocean Group Ltd.	$30,671
1,098	Heartland Express Inc.	11,331
643	Himalaya Shipping Ltd.*	3,504
1,620	Hub Group Inc., Class A Shares	66,582
1,061	International Seaways Inc.	35,363
499	JB Hunt Transport Services Inc.	80,434
346	Kirby Corp.*	36,060
52,440	Knight-Swift Transportation Holdings Inc., Class A Shares	2,645,074
212	Landstar System Inc.	33,666
1,480	Marten Transport Ltd.	21,786
855	Matson Inc.	123,180
5,082	Nordic American Tankers Ltd.	12,451
1,172	Old Dominion Freight Line Inc.	206,858
309	PAMT Corp.*	4,020
665	Pangaea Logistics Solutions Ltd.	3,405
539	Proficient Auto Logistics Inc.*	5,638
1,217	Radiant Logistics Inc.*	8,227
17,243	RXO Inc.*	352,964
253	Ryder System Inc.	41,611
1,214	Safe Bulkers Inc.	4,540
2,517	Saia Inc.*	1,030,560
242	Schneider National Inc., Class B Shares	6,384
1,244	Scorpio Tankers Inc.	49,573
3,537	SFL Corp., Ltd, Class B Shares	31,939
1,378	Teekay Corp., Ltd	9,012
620	Teekay Tankers Ltd., Class A Shares	23,399
268	Universal Logistics Holdings Inc.	7,290
1,632	Werner Enterprises Inc.	53,138
1,518	World Kinect Corp.	45,449
8,784	XPO Inc.*	1,080,081
	Total Transportation	6,452,791
Trucking & Leasing – 0.1%
934	GATX Corp.	156,025
5,198	Greenbrier Cos., Inc.	292,128
69	Willis Lease Finance Corp.	13,955
	Total Trucking & Leasing	462,108
	TOTAL INDUSTRIAL	124,075,459
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – 11.0%
Computers – 2.7%
3,019	3D Systems Corp.*	$10,234
692	Amdocs Ltd.	60,377
723	Amentum Holdings Inc.*	14,200
1,119	ASGN Inc.*	75,398
4,797	CACI International Inc., Class A Shares*	1,606,276
1,577	Cantaloupe Inc.*	15,486
3,019	Cognizant Technology Solutions Corp., Class A Shares	251,573
4,943	Conduent Inc.*	17,498
34,468	Corsair Gaming Inc.*	404,654
274	Crane NXT Co.	15,295
1,004	Cricut Inc., Class A Shares	5,422
10,151	CyberArk Software Ltd.*	3,693,441
25,600	Dell Technologies Inc., Class C Shares	2,630,656
654	Diebold Nixdorf Inc.*	28,926
2,671	D-Wave Quantum Inc.*(a)	14,637
1,034	DXC Technology Co.*	18,995
336	EPAM Systems Inc.*	69,263
989	Everspin Technologies Inc.*	5,578
69,526	ExlService Holdings Inc.*	3,368,535
457	Gartner Inc.*	227,732
1,049	Genpact Ltd.	55,828
253	Globant SA*	38,084
42,211	Grid Dynamics Holdings Inc.*	794,411
121,063	Hewlett Packard Enterprise Co.	2,398,258
5,834	HP Inc.	180,096
710	Insight Enterprises Inc.*	109,255
2,240	Integral Ad Science Holding Corp.*	23,565
802	KBR Inc.	39,322
1,463	Kyndryl Holdings Inc.*	55,711
826	Leidos Holdings Inc.	107,355
36,745	Lumentum Holdings Inc.*	2,584,276
1,636	MAXIMUS Inc.	106,667
1,466	Mitek Systems Inc.*	13,736
1,899	NCR Atleos Corp.*	54,008
3,829	NCR Voyix Corp.*	43,191
1,245	NetApp Inc.	124,264
1,806	NetScout Systems Inc.*	40,617
1,908	NextNav Inc.*	20,015
1,013	Okta Inc., Class A Shares*	91,666
1,178	OneSpan Inc.	18,895
865	PAR Technology Corp.*	59,434
270	Parsons Corp.*	15,719
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
921	PlayAGS Inc.*	$11,163
1,850	Pure Storage Inc., Class A Shares*	97,070
970	Qualys Inc.*	127,516
1,641	Rapid7 Inc.*	47,737
2,519	Rekor Systems Inc.*	3,098
4,257	Rigetti Computing Inc.*(a)	36,014
1,184	Rimini Street Inc.*	4,203
718	Sandisk Corp.*	33,638
306	Science Applications International Corp.	30,230
2,996	Super Micro Computer Inc.*	124,214
1,892	System1 Inc.*	1,003
2,476	Telos Corp.*	7,403
3,158	Tenable Holdings Inc.*	120,446
354	TTEC Holdings Inc.	1,197
1,437	Unisys Corp.*	6,194
384	V2X Inc.*	18,017
2,958	Varonis Systems Inc., Class B Shares*	127,105
2,155	Western Digital Corp.*	105,444
1,196	WNS Holdings Ltd.*	68,017
582	Zscaler Inc.*	114,206
	Total Computers	20,592,464
Office/Business Equipment – 0.0%
4,150	Pitney Bowes Inc.	44,944
2,975	Xerox Holdings Corp.	19,724
313	Zebra Technologies Corp., Class A Shares*	98,611
	Total Office/Business Equipment	163,279
Semiconductors – 2.5%
1,291	ACM Research Inc., Class A Shares*	33,489
1,033	Aehr Test Systems*	9,958
696	Allegro MicroSystems Inc.*	15,521
594	Alpha & Omega Semiconductor Ltd.*	17,986
1,001	Ambarella Inc.*	61,491
641	Amkor Technology Inc.	13,525
593	Arteris Inc.*	5,396
6,513	Astera Labs Inc.*	484,242
866	Axcelis Technologies Inc.*	47,448
630	CEVA Inc.*	21,584
320	Cirrus Logic Inc.*	33,347
63,129	Cohu Inc.*	1,241,116
1,211	Diodes Inc.*	59,799
918	Entegris Inc.	92,920
2,059	FormFactor Inc.*	68,565
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
566	GLOBALFOUNDRIES Inc.*	$21,944
614	Impinj Inc.*	59,349
153	IPG Photonics Corp.*	8,903
1,431	Kulicke & Soffa Industries Inc.	54,764
29,500	Lam Research Corp.	2,263,830
814	Lattice Semiconductor Corp.*	50,745
332	MACOM Technology Solutions Holdings Inc.*	38,399
40,904	Marvell Technology Inc.	3,755,805
2,051	MaxLinear Inc., Class A Shares*	29,965
3,211	Microchip Technology Inc.	189,000
17,600	Micron Technology Inc.	1,647,888
399	MKS Instruments Inc.	36,636
284	Monolithic Power Systems Inc.	173,527
4,006	Navitas Semiconductor Corp., Class A Shares*	9,775
14,900	NXP Semiconductors NV	3,212,291
2,636	ON Semiconductor Corp.*	124,024
296	Onto Innovation Inc.*	43,115
1,066	Ouster Inc.*	8,800
1,309	Penguin Solutions Inc.*	26,088
1,606	Photronics Inc.*	33,469
36,509	Power Integrations Inc.	2,219,747
565	Qorvo Inc.*	41,070
654	QuickLogic Corp.*	4,022
2,799	Rambus Inc.*	156,436
211	Richardson Electronics Ltd.	2,785
2,013	Semtech Corp.*	76,877
12,450	Silicon Laboratories Inc.*	1,746,735
2,104	SiTime Corp.*	326,436
573	SkyWater Technology Inc.*	5,346
977	Skyworks Solutions Inc.	65,127
1,035	Synaptics Inc.*	68,455
953	Teradyne Inc.	104,697
1,156	Ultra Clean Holdings Inc.*	28,438
1,456	Veeco Instruments Inc.*	32,381
260	Vishay Precision Group Inc.*	6,120
1,019	Wolfspeed Inc.*	5,890
	Total Semiconductors	18,885,266
Software – 5.8%
2,844	8x8 Inc.*	7,110
2,757	ACI Worldwide Inc.*	158,114
44,389	ACV Auctions Inc., Class A Shares*	712,887
2,831	Adeia Inc.	44,503
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
4,106	Agilysys Inc.*	$332,545
917	Akamai Technologies Inc.*	73,984
2,595	Alignment Healthcare Inc.*	40,716
31,327	Alkami Technology Inc.*	966,125
1,467	Altair Engineering Inc., Class A Shares*	163,717
1,957	Amplitude Inc., Class A Shares*	24,639
542	ANSYS Inc.*	180,621
133	Appfolio Inc., Class A Shares*	28,528
1,051	Appian Corp., Class A Shares*	34,126
1,596	AppLovin Corp., Class A Shares*	519,881
2,081	Asana Inc., Class A Shares*	40,059
160	Aspen Technology Inc.*	42,440
516	Asure Software Inc.*	5,413
45,871	AvePoint Inc.*	685,313
4,533	AvidXchange Holdings Inc.*	34,451
577	Bandwidth Inc., Class A Shares*	9,215
837	Bentley Systems Inc., Class B Shares	36,744
2,830	BigBear.ai Holdings Inc.*	14,603
2,263	BigCommerce Holdings Inc.*	16,022
653	BILL Holdings Inc.*	36,046
1,099	Blackbaud Inc.*	72,644
1,537	BlackLine Inc.*	74,237
5,891	Blend Labs Inc., Class A Shares*	18,439
3,769	Box Inc., Class A Shares*	123,246
1,740	Braze Inc., Class A Shares*	64,345
708	Broadridge Financial Solutions Inc.	170,784
2,988	C3.ai Inc., Class A Shares*	70,069
2,659	CCC Intelligent Solutions Holdings Inc.*	27,095
973	Cerence Inc.*	11,102
2,339	Clear Secure Inc., Class A Shares	55,458
67,271	Clearwater Analytics Holdings Inc., Class A Shares*	2,092,128
127	Climb Global Solutions Inc.	15,569
1,819	Cloudflare Inc., Class A Shares*	264,301
13,340	CommVault Systems Inc.*	2,275,270
364	Concentrix Corp.	16,438
56,576	Confluent Inc., Class A Shares*	1,795,722
421	Consensus Cloud Solutions Inc.*	11,018
1,030	CS Disco Inc.*	4,965
771	CSG Systems International Inc.	49,575
45	Daily Journal Corp.*	17,697
1,811	Datadog Inc., Class A Shares*	211,072
912	Dayforce Inc.*	56,535
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
1,830	Definitive Healthcare Corp., Class A Shares*	$5,911
918	Digi International Inc.*	28,036
349	Digimarc Corp.*	5,706
2,199	Digital Turbine Inc.*	7,543
1,741	DigitalOcean Holdings Inc.*	74,602
27,023	DocuSign Inc., Class A Shares*	2,247,503
1,278	Domo Inc., Class B Shares*	9,713
674	Donnelley Financial Solutions Inc.*	33,410
818	DoubleVerify Holdings Inc.*	11,370
789	Doximity Inc., Class A Shares*	55,624
1,435	Dropbox Inc., Class A Shares*	37,281
233	Duolingo Inc., Class A Shares*	72,712
1,798	Dynatrace Inc.*	102,935
5,052	E2open Parent Holdings Inc.*	11,569
483	eGain Corp.*	2,367
26,612	Elastic NV*	3,096,572
1,601	Electronic Arts Inc.	206,721
1,523	Enfusion Inc., Class A Shares*	17,484
425	EverCommerce Inc.*	4,216
3,065	Evolent Health Inc., Class A Shares*	27,554
900	Fair Isaac Corp.*	1,697,715
3,530	Fastly Inc., Class A Shares*	24,039
3,311	Fidelity National Information Services Inc.	235,478
418	Five9 Inc.*	15,132
5,379	Freshworks Inc., Class A Shares*	91,766
573	GigaCloud Technology Inc., Class A Shares*	9,701
26,780	Gitlab Inc., Class A Shares*	1,612,424
10,754	Guidewire Software Inc.*	2,164,995
2,097	Health Catalyst Inc.*	9,793
303	HubSpot Inc.*	219,369
558	I3 Verticals Inc., Class A Shares*	14,469
202	IBEX Holdings Ltd.*	5,113
422	Ibotta Inc., Class A Shares*	14,091
644	Immersion Corp.	5,178
520	Informatica Inc., Class A Shares*	9,963
22,109	Innodata Inc.*	1,165,586
394	Inspired Entertainment Inc.*	4,247
1,440	Intapp Inc.*	94,982
5,265	IonQ Inc.*	129,361
441	Jack Henry & Associates Inc.	76,553
2,132	Jamf Holding Corp.*	29,166
1,888	Kaltura Inc.*	4,003
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
207	Life360 Inc.*	$9,356
729	Logility Supply Chain Solutions Inc.	10,301
373	Manhattan Associates Inc.*	65,976
6,875	Matterport Inc.*(d)	37,516
958	MeridianLink Inc.*	17,493
999	MicroStrategy Inc., Class A Shares*	255,175
6,601	Monday.com Ltd.*	1,958,979
439	MongoDB Inc., Class A Shares*	117,402
461	MSCI Inc., Class A Shares	272,225
1,818	N-able Inc.*	18,235
472	nCino Inc.*	14,778
32,227	Nutanix Inc., Class A Shares*	2,477,934
50,237	Olo Inc., Class A Shares*	346,133
597	ON24 Inc.*	3,331
752	Outbrain Inc.*	3,726
853	Pagaya Technologies Ltd., Class A Shares*	10,944
2,412	PagerDuty Inc.*	42,741
12,257	Palantir Technologies Inc., Class A Shares*	1,040,864
1,952	Paychex Inc.	296,060
308	Paycom Software Inc.	67,597
599	Paycor HCM Inc.*	13,376
792	PDF Solutions Inc.*	17,836
258	Pegasystems Inc.	20,256
1,420	Phreesia Inc.*	37,687
5,414	Planet Labs PBC*	25,013
1,550	Playstudios Inc.*	2,526
796	Playtika Holding Corp.	4,203
92,771	Porch Group Inc.*	648,469
2,685	Privia Health Group Inc.*	67,044
629	Procore Technologies Inc.*	48,100
1,129	Progress Software Corp.	61,689
1,166	PROS Holdings Inc.*	28,194
725	PTC Inc.*	118,632
1,007	PubMatic Inc., Class A Shares*	10,704
1,609	Rackspace Technology Inc.*	3,813
255	Red Violet Inc.	10,358
239	ReposiTrak Inc.	4,694
468	RingCentral Inc., Class A Shares*	13,315
3,180	ROBLOX Corp., Class A Shares*	202,375
3,800	Roper Technologies Inc.	2,221,100
795	Sapiens International Corp. NV	21,926
1,424	Schrodinger Inc.*	31,769
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
884	SEMrush Holdings Inc., Class A Shares*	$9,724
1,645	SentinelOne Inc., Class A Shares*	33,936
375	Simulations Plus Inc.	10,867
1,360	SolarWinds Corp.	24,902
46,133	SoundHound AI Inc., Class A Shares*(a)	499,159
1,284	Sprout Social Inc., Class A Shares*	34,052
1,012	SPS Commerce Inc.*	134,798
1,294	SS&C Technologies Holdings Inc.	115,231
10,191	Take-Two Interactive Software Inc.*	2,160,288
2,774	Talkspace Inc.*	7,934
556	Teradata Corp.*	13,255
22,761	Twilio Inc., Class A Shares*	2,729,727
256	Tyler Technologies Inc.*	155,758
2,631	UiPath Inc., Class A Shares*	32,361
1,769	Unity Software Inc.*	45,357
893	Veeva Systems Inc., Class A Shares*	200,157
1,588	Verint Systems Inc.*	35,841
1,435	Vertex Inc., Class A Shares*	46,336
516	Viant Technology Inc., Class A Shares*	10,315
3,710	Vimeo Inc., Class A, Private Placement*	21,852
1,674	Waystar Holding Corp.*	72,769
33,084	Weave Communications Inc.*	416,858
4,846	WM Technology Inc.*	6,348
1,350	Workiva Inc., Class A Shares*	118,152
2,641	Yext Inc.*	17,959
4,789	Zeta Global Holdings Corp., Class A Shares*	82,419
1,591	Zoom Communications Inc., Class A Shares*	117,257
1,693	ZoomInfo Technologies Inc., Class A Shares*	19,740
	Total Software	43,250,661
	TOTAL TECHNOLOGY	82,891,670
UTILITIES – 2.6%
Electric – 2.2%
4,300	AES Corp.	49,837
1,551	ALLETE Inc.	101,885
1,561	Alliant Energy Corp.	100,731
1,715	Altus Power Inc., Class A Shares*	8,455
1,608	Ameren Corp.	163,308
826	Ameresco Inc., Class A Shares*	9,747
2,082	Avista Corp.	83,218
23,958	Black Hills Corp.	1,465,750
789	Brookfield Renewable Corp.	21,974
3,894	CenterPoint Energy Inc.	133,876
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
190	Clearway Energy Inc., Class A Shares	$5,027
456	Clearway Energy Inc., Class C Shares	12,777
1,821	CMS Energy Corp.	133,024
2,098	Consolidated Edison Inc.	212,989
1,250	DTE Energy Co.	167,125
2,364	Edison International	128,696
28,720	Entergy Corp.	2,507,543
1,354	Evergy Inc.	93,304
2,160	Eversource Energy	136,102
6,070	Exelon Corp.	268,294
3,478	FirstEnergy Corp.	134,842
460	Genie Energy Ltd., Class B Shares	6,578
4,348	Hawaiian Electric Industries Inc.*	47,611
17,356	IDACORP Inc.	2,046,446
972	MGE Energy Inc.	89,210
1,643	Northwestern Energy Group Inc.	91,893
1,269	NRG Energy Inc.	134,146
1,201	OGE Energy Corp.	55,582
1,559	Ormat Technologies Inc.	108,881
1,102	Otter Tail Corp.	87,862
111,049	PG&E Corp.	1,814,541
686	Pinnacle West Capital Corp.	63,482
71,563	Portland General Electric Co.	3,208,169
55,263	PPL Corp.	1,945,810
3,024	Public Service Enterprise Group Inc.	245,398
2,406	TXNM Energy Inc.	125,714
408	Unitil Corp.	22,889
2,060	Vistra Corp.	275,340
1,915	WEC Energy Group Inc.	204,311
3,485	Xcel Energy Inc.	251,269
	Total Electric	16,763,636
Gas – 0.3%
935	Atmos Energy Corp.	142,242
3,215	Brookfield Infrastructure Corp., Class A Shares(a)	128,729
587	Chesapeake Utilities Corp.	74,508
1,167	MDU Resources Group Inc.	20,131
540	National Fuel Gas Co.	40,608
2,630	New Jersey Resources Corp.	127,239
2,813	NiSource Inc.	114,799
990	Northwest Natural Holding Co.	40,471
1,506	ONE Gas Inc.	113,176
141	RGC Resources Inc.	2,859
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Gas – (continued)
1,630	Southwest Gas Holdings Inc.	$122,331
17,557	Spire Inc.	1,349,431
1,395	UGI Corp.	47,653
	Total Gas	2,324,177
Water – 0.1%
992	American States Water Co.	75,928
1,179	American Water Works Co., Inc.	160,309
1,653	California Water Service Group	75,129
345	Consolidated Water Co., Ltd.	9,339
1,521	Essential Utilities Inc.	57,767
200	Global Water Resources Inc.	2,296
455	Middlesex Water Co.	22,809
865	SJW Group	45,559
335	York Water Co.	10,737
	Total Water	459,873
	TOTAL UTILITIES	19,547,686
	TOTAL COMMON STOCKS (Cost – $584,046,264)	705,997,836
EXCHANGE TRADED FUNDS (ETFs) – 3.2%
15,555	iShares Russell 2000 Value*	2,505,910
252,047	SPDR S&P 600 Small CapValue	21,164,387
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $23,991,373)	23,670,297
LIMITED PARTNERSHIP – 0.0%
FINANCIAL – 0.0%
Investment Companies – 0.0%
1,739	Compass Diversified Holdings (Cost – $35,398)	38,067
CLOSED-END FUND – 0.0%
609	NexPoint Diversified Real Estate Trust, Class Common Shares (Cost – $4,736)	3,020
WARRANTS – 0.0%
BASIC MATERIALS – 0.0%
Chemicals – 0.0%
540	Danimer Scientific Inc.*	7
CONSUMER NON-CYCLICAL – 0.0%
Healthcare-Products – 0.0%
30	Pulse Biosciences Inc.*(a)	219
	TOTAL WARRANTS (Cost – $902)	226
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $608,078,673)	729,709,446
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 3.5%
TIME DEPOSITS – 3.5%
$4,945,309	JPMorgan Chase & Co. – New York, 3.680% due 3/3/25	$4,945,309
6,893,705	Royal Bank of Canada – Toronto, 3.680% due 3/3/25	6,893,705
14,818,645	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	14,818,645
	TOTAL TIME DEPOSITS (Cost – $26,657,659)	26,657,659
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.0%
MONEY MARKET FUND – 1.0%
7,372,963	Federated Government Obligations Fund, Premier Class, 4.230%(e) (Cost – $7,372,963)	7,372,963
	TOTAL INVESTMENTS – 101.7% (Cost – $642,109,295)	763,740,068
	Liabilities in Excess of Other Assets – (1.7)%	(12,478,822)
	TOTAL NET ASSETS – 100.0%	$751,261,246

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2025, amounts to $138,673 and represents 0.02% of net assets.

(c)
Affiliated security.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

AMBAC
 —    American Bond Assurance Corporation

LLC
 —    Limited Liability Company

MFA
 —    Mortgage Finance Authority

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

SPDR
 —    Standard & Poor’s Depository Receipts

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Small-Mid Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	19.4%
Financial	19.3
Industrial	16.1
Consumer Cyclical	12.1
Technology	10.8
Energy	5.0
Basic Materials	4.2
Communications	2.9
Utilities	2.6
Government	0.0*
Exchange Traded Funds (ETFs)	3.1
Closed-End Fund	0.0*
Short-Term Investments	3.5
Money Market Fund	1.0
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

At February 28, 2025, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Buy:
E-mini Russell 2000 Index March Futures	6	3/25	$722,642	$649,590	$(73,052)
S&P MidCap 400 Index March Futures	2	3/25	664,895	619,940	(44,955)
					$(118,007)
At February 28, 2025, Destinations Small-Mid Cap Equity Fund had deposited cash of $224,984 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 92.1%
Australia – 2.0%
157,351	AGL Energy Ltd.	$1,023,233
8,566	ALS Ltd.	87,039
56,378	AMP Ltd.	47,615
4,019	Ampol Ltd.	66,611
19,742	Ansell Ltd.	429,318
58,005	ANZ Group Holdings Ltd.	1,079,450
24,169	APA Group	110,988
12,283	Aristocrat Leisure Ltd.	550,645
3,811	ASX Ltd.	159,434
24,004	Atlas Arteria Ltd.	75,931
38,758	Aurizon Holdings Ltd.	78,542
13,052	Bank of Queensland Ltd.	54,609
38,683	Beach Energy Ltd.	33,573
12,007	Bendigo & Adelaide Bank Ltd.	80,175
97,880	BHP Group Ltd.	2,373,978
8,332	BlueScope Steel Ltd.	126,252
26,142	Brambles Ltd.	341,028
7,245	CAR Group Ltd.	169,074
11,146	Challenger Ltd.	40,600
8,219	Charter Hall Group	87,545
47,925	Cleanaway Waste Management Ltd.	76,352
1,266	Cochlear Ltd.	203,612
25,741	Coles Group Ltd.	319,573
32,541	Commonwealth Bank of Australia	3,193,684
11,143	Computershare Ltd.	286,072
9,356	CSL Ltd.	1,517,802
6,567	Deterra Royalties Ltd.	14,673
19,148	Dexus	87,204
1,546	Domino’s Pizza Enterprises Ltd.	27,392
14,246	Downer EDI Ltd.	49,288
2,577	EBOS Group Ltd.	56,878
30,717	Endeavour Group Ltd.(a)	79,857
248,997	Evolution Mining Ltd.	949,610
3,188	Flight Centre Travel Group Ltd.	32,143
31,661	Fortescue Ltd.	325,860
42,072	Goodman Group	829,351
35,666	GPT Group	102,253
163,733	GrainCorp Ltd., Class A Shares	707,479
14,671	Harvey Norman Holdings Ltd.	47,813
179,616	Helia Group Ltd.	683,409
5,914	IDP Education Ltd.	37,278
12,879	IGO Ltd.	32,011
10,739	Iluka Resources Ltd.	27,735
33,245	Incitec Pivot Ltd.	56,953
12,440	Insignia Financial Ltd.	32,873
46,117	Insurance Australia Group Ltd.	227,223
52,209	JB Hi-Fi Ltd.	2,997,386
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
14,290	Lendlease Corp., Ltd.	$54,981
47,921	Liontown Resources Ltd.*	19,212
42,936	Lottery Corp., Ltd	127,144
20,217	Lynas Rare Earths Ltd.*	86,030
6,790	Macquarie Group Ltd.	966,674
3,449	Magellan Financial Group Ltd.	17,516
50,624	Medibank Pvt Ltd.	137,345
211,439	Metcash Ltd.	414,632
3,757	Mineral Resources Ltd.	53,367
71,491	Mirvac Group	92,273
95,200	MMG Ltd.*	27,881
60,060	National Australia Bank Ltd.	1,326,871
13,135	New Hope Corp., Ltd	32,947
12,685	NEXTDC Ltd.*	107,262
21,615	Northern Star Resources Ltd.	231,821
5,731	Nufarm Ltd.	13,577
10,371	Orica Ltd.	106,317
33,250	Origin Energy Ltd.	227,105
20,515	Orora Ltd.	26,960
653,257	Perenti Ltd.	520,038
1,441	Perpetual Ltd.	17,813
275,567	Perseus Mining Ltd.	503,566
62,814	Pilbara Minerals Ltd.*	74,791
9,574	Pro Medicus Ltd.	1,525,230
14,325	Qantas Airways Ltd.*	85,267
29,987	QBE Insurance Group Ltd.	401,546
35,902	Qube Holdings Ltd.	89,820
3,794	Ramsay Health Care Ltd.	81,600
960	REA Group Ltd.	143,562
4,543	Reece Ltd.	49,254
30,243	Region RE Ltd.	38,569
7,101	Rio Tinto Ltd.	502,037
64,388	Santos Ltd.	263,635
100,014	Scentre Group	209,833
6,293	SEEK Ltd.	94,661
4,053	SGH Ltd.	131,264
2,325	Sims Ltd.	21,046
9,438	Sonic Healthcare Ltd.	161,723
84,681	South32 Ltd.	186,320
51,040	Star Entertainment Grp Ltd.*	3,528
23,251	Steadfast Group Ltd.	81,732
47,015	Stockland	149,095
21,432	Suncorp Group Ltd.	269,660
33,572	Tabcorp Holdings Ltd.	14,907
34,103	Telix Pharmaceuticals Ltd.*	606,961
73,666	Telstra Group Ltd.	189,943
5,739	TPG Telecom Ltd.	16,587
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Australia – (continued)
58,911	Transurban Group	$483,672
14,908	Treasury Wine Estates Ltd.	101,208
80,373	Vicinity Ltd.	108,947
4,069	Washington H Soul Pattinson & Co., Ltd.	86,533
21,958	Wesfarmers Ltd.	1,020,812
67,184	Westpac Banking Corp.	1,335,926
14,521	Whitehaven Coal Ltd.	51,112
3,799	WiseTech Global Ltd.	216,040
262,155	Woodside Energy Group Ltd.	4,019,346
23,204	Woolworths Group Ltd.	433,915
59,576	Worley Ltd.	563,792
132,022	Yancoal Australia Ltd.(a)	498,450
	Total Australia	39,441,060
Austria – 0.1%
1,489	ANDRITZ AG	87,953
5,924	Erste Group Bank AG	397,539
2,604	OMV AG	114,849
66,794	Raiffeisen Bank International AG	1,789,980
2,785	Telekom Austria AG, Class A Shares	24,619
1,154	Verbund AG	87,169
2,553	voestalpine AG	58,751
	Total Austria	2,560,860
Belgium – 0.2%
475	Ackermans & van Haaren NV	96,904
3,146	Ageas SA	172,685
17,549	Anheuser-Busch InBev SA	1,051,112
477	D’ieteren Group	79,180
834	Elia Group SA	55,205
1,504	Groupe Bruxelles Lambert NV	107,825
4,450	KBC Group NV	388,460
8	Lotus Bakeries NV	72,445
102,118	Proximus SADP	640,069
303	Sofina SA	75,106
1,276	Syensqo SA	93,955
2,327	UCB SA	442,378
3,752	Warehouses De Pauw CVA	81,629
	Total Belgium	3,356,953
Bermuda – 0.2%
265,388	Hiscox Ltd.	3,973,948
Brazil – 1.3%
46,442	Afya Ltd., Class A Shares*	778,368
768,856	B3 SA – Brasil Bolsa Balcao	1,358,703
102,382	Banco BTG Pactual SA	549,391
193,700	Compania de Saneamento de Minas Gerais Copasa MG	765,900
1,114,982	Inter & Co., Inc.	5,833,426
454,560	Localiza Rent a Car SA	2,170,419
1,094,207	Lojas Renner SA	2,106,568
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Brazil – (continued)
460,908	Metalurgica Gerdau SA	$718,174
32,165	NU Holdings Ltd., Class A Shares*	345,774
114,512	Petroleo Brasileiro SA, ADR	1,398,191
98,423	Raia Drogasil SA	290,665
38,815	Sigma Lithium Corp.*(a)	438,998
153,726	Suzano SA	1,470,886
663,500	TOTVS SA	3,941,473
174,471	WEG SA	1,435,470
101,424	XP Inc., Class A Shares	1,435,150
	Total Brazil	25,037,556
Cambodia – 0.0%
42,000	NagaCorp Ltd.*	16,927
Canada – 6.0%
263,008	AGF Management Ltd., Class B Shares	2,164,847
46,731	Agnico Eagle Mines Ltd.	4,501,123
15,073	Alimentation Couche-Tard Inc.	749,301
12,300	Atco Ltd., Class I Shares	400,210
14,112	Bank of Montreal	1,450,846
194,115	Bank of Nova Scotia	9,634,983
33,910	Barrick Gold Corp.	601,355
5,594	BCE Inc.	129,204
15,260	Bird Construction Inc.	232,757
28,901	Brookfield Corp.	1,672,201
8,667	Cameco Corp.	381,553
18,205	Canadian Imperial Bank of Commerce	1,103,032
67,734	Canadian National Railway Co.	6,865,646
40,194	Canadian Natural Resources Ltd.	1,134,749
18,132	Canadian Pacific Kansas City Ltd.	1,412,139
27,979	Celestica Inc.*	2,987,301
24,562	Cenovus Energy Inc.	339,670
4,033	CGI Inc.	418,003
1,868	Constellation Software Inc.(b)	6,438,135
35,593	Definity Financial Corp.	1,533,479
17,534	Descartes Systems Group Inc.*	1,954,866
5,299	Dollarama Inc.	552,368
204,613	Element Fleet Management Corp.	4,092,401
227,720	Enbridge Inc.	9,727,616
428	Fairfax Financial Holdings Ltd.	615,262
20,449	Finning International Inc.	603,457
9,398	Fortis Inc.	412,045
75,493	Franco-Nevada Corp.	10,774,429
1,077	George Weston Ltd.	172,252
5,315	Great-West Lifeco Inc.	197,400
6,302	Hydro One Ltd.(c)	201,828
3,100	Imperial Oil Ltd.	210,152
3,475	Intact Financial Corp.	684,577
2,709	Loblaw Cos., Ltd.	354,654
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
5,225	Magna International Inc.	$190,266
34,424	Manulife Financial Corp.	1,072,010
3,965	Metro Inc.	262,296
7,406	National Bank of Canada	616,301
9,458	Nutrien Ltd.	495,598
11,027	Pembina Pipeline Corp.	428,597
10,887	Power Corp. of Canada	369,433
6,221	Restaurant Brands International Inc.	405,776
36,900	RioCan Real Estate Investment Trust(a)	494,482
27,444	Royal Bank of Canada	3,242,942
52,368	Russel Metals Inc.(a)	1,484,957
50,150	Shopify Inc., Class A Shares*	5,616,502
3,726	South Bow Corp.	99,140
11,276	Sun Life Financial Inc.	627,020
285,308	Suncor Energy Inc.	10,917,570
125,400	Tamarack Valley Energy Ltd.	370,060
20,257	TC Energy Corp.	906,487
9,616	Teck Resources Ltd., Class B Shares	386,913
10,136	TELUS Corp.	156,844
2,662	Thomson Reuters Corp.	475,810
44,060	TMX Group Ltd.	1,565,448
34,280	Toronto-Dominion Bank	2,052,607
6,939	Tourmaline Oil Corp.	320,107
26,307	Waste Connections Inc.	4,991,270
68,302	Wheaton Precious Metals Corp.	4,715,219
121,639	Whitecap Resources Inc.(a)	826,367
	Total Canada	117,793,863
Chile – 0.0%
6,725	Antofagasta PLC	148,480
China – 3.7%
13,500	AAC Technologies Holdings Inc.	77,969
44,590	Alibaba Group Holding Ltd., ADR	5,908,621
64,897	BYD Co., Ltd., Class H Shares(d)	3,104,944
836,053	China Mengniu Dairy Co., Ltd.	1,908,857
79,734	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,899,629
342,086	FinVolution Group, ADR	2,818,789
273,542	Full Truck Alliance Co., Ltd., ADR	3,211,383
89,765	Fuyao Glass Industry Group Co., Ltd., Class A Shares	693,392
106,329	Hello Group Inc., ADR	783,645
157,500	Hongfa Technology Co., Ltd., Class A Shares	726,714
28,126	JD.com Inc., ADR	1,178,479
144,158	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	1,574,273
18,737	Kanzhun Ltd., ADR*	299,792
207,324	KE Holdings Inc., ADR	4,617,105
1,363,140	Kingdee International Software Group Co., Ltd.*	2,248,863
23,865	Kweichow Moutai Co., Ltd., Class A Shares	4,906,857
146,000	Lenovo Group Ltd.	217,933
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
37,007	Li Auto Inc., ADR*(a)	$1,137,225
131,934	Meituan, Class B Shares*(c)	2,764,102
36,888	Midea Group Co., Ltd.*	352,247
68,470	Midea Group Co., Ltd., Class A Shares	686,920
1,003,721	NARI Technology Co., Ltd., Class A Shares	3,233,123
267,666	SF Holding Co., Ltd., Class H Shares*(a)(d)	1,343,799
222,000	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares	710,883
239,700	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,374,960
432,794	Shenzhou International Group Holdings Ltd.	3,156,476
142,125	Tencent Holdings Ltd.	8,759,415
19,460	Tencent Holdings Ltd., ADR(a)	1,198,931
90,661	Tencent Music Entertainment Group, ADR	1,105,158
62,265	Weibo Corp., ADR	623,273
150,000	WH Group Ltd.(c)	122,364
265,162	Wuxi Biologics Cayman Inc.*(c)	766,105
19,737	XPeng Inc., ADR*	424,148
49,656	XPeng Inc., Class A Shares*	537,108
936,000	Yangzijiang Shipbuilding Holdings Ltd.	1,648,386
51,971	Zai Lab Ltd., ADR*	1,800,275
293,971	Zhejiang Shuanghuan Driveline Co., Ltd., Class A Shares	1,500,820
	Total China	71,422,963
Denmark – 1.2%
43	AP Moller – Maersk AS, Class A Shares	74,439
94	AP Moller – Maersk AS, Class B Shares	164,958
52,998	Carlsberg AS, Class B Shares	6,653,886
2,501	Coloplast AS, Class B Shares	266,986
15,301	D/S Norden AS	403,631
12,602	Danske Bank AS	424,216
2,028	Demant AS*	73,357
3,754	DSV AS	755,037
8,665	Genmab AS*	1,960,093
4,982	H Lundbeck AS	27,766
31,672	ISS AS(a)	713,999
53,140	Novo Nordisk AS, ADR	4,817,141
60,093	Novo Nordisk AS, Class B Shares	5,446,883
16,509	Novonesis (Novozymes) B	1,001,121
3,078	Orsted AS*(c)	134,215
1,491	Pandora AS	263,961
167	ROCKWOOL AS, Class B Shares	66,297
6,554	Tryg AS	143,432
20,127	Vestas Wind Systems AS*	285,437
1,292	Zealand Pharma AS*	120,222
	Total Denmark	23,797,077
Finland – 0.8%
2,609	Elisa OYJ	119,970
532,263	Fortum OYJ	8,336,327
4,770	Kesko OYJ, Class B Shares	90,801
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Finland – (continued)
6,550	Kone OYJ, Class B Shares	$370,722
5,064	Konecranes OYJ	360,394
11,788	Metso OYJ	131,519
8,377	Neste OYJ	75,702
99,732	Nokia OYJ	482,190
64,251	Nordea Bank Abp	847,834
2,272	Orion OYJ, Class B Shares	128,190
47,346	Sampo OYJ, Class A Shares	417,492
398,693	Stora Enso OYJ, Class R Shares	4,315,999
9,701	UPM-Kymmene OYJ	284,355
3,572	Valmet OYJ	100,867
9,535	Wartsila OYJ Abp	182,158
	Total Finland	16,244,520
France – 7.9%
4,531	Accor SA	227,746
675	Aeroports de Paris SA	69,671
10,987	Air Liquide SA	2,024,005
11,412	Airbus SE	1,981,435
6,905	Alstom SA*	152,536
1,188	Amundi SA(c)	85,600
69,373	Arkema SA	5,758,507
33,085	AXA SA	1,291,582
3,273	Ayvens SA(c)	27,783
737	BioMerieux	88,385
172,961	BNP Paribas SA	13,022,369
14,145	Bollore SE	85,824
3,330	Bouygues SA	114,663
5,874	Bureau Veritas SA	176,692
13,460	Canal+ SA*	29,686
33,359	Capgemini SE	5,202,983
9,551	Carrefour SA	126,448
65,861	Compania de Saint-Gobain SA	6,679,046
13,303	Compania Generale des Etablissements Michelin SCA	474,550
1,234	Covivio SA	67,403
19,672	Credit Agricole SA	326,904
12,216	Danone SA	873,872
10,985	Dassault Aviation SA	2,808,003
99,849	Dassault Systemes SE	3,967,848
4,661	Edenred SE	149,595
1,529	Eiffage SA	153,993
33,759	Engie SA	605,040
24,527	EssilorLuxottica SA	7,290,347
1,040	Eurazeo SE	82,659
1,109	Gecina SA	104,354
6,254	Getlink SE	104,191
13,460	Havas NV*	19,580
1,348	Hermes International SCA	3,862,275
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
747	Ipsen SA	$86,530
1,226	JCDecaux SE*	18,686
1,434	Kering SA	407,926
3,722	Klepierre SA	118,612
1,690	La Francaise des Jeux SACA(c)	64,469
79,693	Legrand SA	8,753,307
4,469	L’Oreal SA	1,636,008
15,444	LVMH Moet Hennessy Louis Vuitton SE	11,219,716
1,530	Neoen SA(c)	63,247
37,713	Orange SA	451,492
35,883	Pernod Ricard SA	3,856,922
1,936	Pluxee NV	43,661
4,350	Publicis Groupe SA	434,154
524	Remy Cointreau SA	27,939
3,836	Renault SA	199,886
4,398	Rexel SA	120,173
23,527	Safran SA	6,225,283
119,925	Sanofi SA	13,056,702
15,851	Sartorius Stedim Biotech	3,317,223
53,662	Schneider Electric SE	13,251,262
275,935	SCOR SE	7,454,341
507	SEB SA	45,303
13,864	Societe Generale SA	566,620
1,445	Sodexo SA	111,452
515	SOITEC*	31,353
1,058	Teleperformance SE	102,670
57,511	Thales SA	11,831,263
176,336	TotalEnergies SE	10,624,504
2,020	Unibail-Rodamco-Westfield	170,965
12,053	Veolia Environnement SA	362,062
9,568	Vinci SA	1,108,733
13,460	Vivendi SE	40,927
558	Wendel SE	56,428
	Total France	153,895,394
Germany – 6.4%
3,339	adidas AG	853,239
7,619	Allianz SE, Class Registered Shares	2,617,177
4,395	Aurubis AG*	380,472
199,004	BASF SE	10,150,623
19,528	Bayer AG, Class Registered Shares	460,326
6,740	Bayerische Motoren Werke AG	581,947
1,745	Bechtle AG	59,702
18,299	Beiersdorf AG	2,516,180
2,354	Brenntag SE	156,264
812	Carl Zeiss Meditec AG	50,595
18,491	Commerzbank AG	395,419
107,793	Continental AG	7,737,373
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
3,355	Covestro AG*	$206,679
1,062	CTS Eventim AG & Co. KGaA	116,281
9,980	Daimler Truck Holding AG	435,860
3,870	Delivery Hero SE, Class A Shares*(c)	112,558
37,389	Deutsche Bank AG, Class Registered Shares	804,225
33,007	Deutsche Boerse AG	8,612,524
12,614	Deutsche Lufthansa AG, Class Registered Shares	90,170
164,258	Deutsche Post AG	6,420,967
164,145	Deutsche Telekom AG, Class Registered Shares	5,926,854
1,070	Deutsche Wohnen SE	27,064
47,544	Douglas AG*	808,586
556	DWS Group GmbH & Co. KGaA(c)	26,628
42,509	E.ON SE	542,146
5,426	Evonik Industries AG	107,932
80,031	Evotec SE*(a)	678,048
460	Fielmann Group AG	19,695
96,859	Fraport AG Frankfurt Airport Services Worldwide*	5,588,903
3,998	Fresenius Medical Care AG	192,844
8,208	Fresenius SE & Co. KGaA*	328,043
1,739	FUCHS SE	77,191
42,776	GEA Group AG	2,472,940
1,199	Hannover Rueck SE	318,697
2,576	Heidelberg Materials AG	389,447
1,871	Henkel AG & Co. KGaA	142,991
3,290	Henkel AG & Co. KGaA	284,295
4,706	HOCHTIEF AG	735,428
237,698	Infineon Technologies AG	8,797,765
1,385	KION Group AG	55,644
28,308	Knorr-Bremse AG	2,453,879
1,314	LEG Immobilien SE	109,263
16,153	Mercedes-Benz Group AG	1,000,146
2,582	Merck KGaA	364,486
1,078	MTU Aero Engines AG	373,475
2,566	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,455,243
994	Nemetschek SE	115,858
2,113	Puma SE	63,250
86	Rational AG	77,748
11,192	Rheinmetall AG	11,919,634
14,170	RWE AG	445,412
68,027	SAP SE	18,799,948
496	Sartorius AG	124,107
42,878	Schott Pharma AG & Co. KGaA	1,086,661
1,441	Scout24 SE(c)	141,059
30,499	Siemens AG, Class Registered Shares	7,022,101
12,296	Siemens Energy AG*	701,830
66,507	Siemens Healthineers AG(c)	3,715,297
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
23,924	Symrise AG, Class A Shares	$2,411,579
1,159	Talanx AG	105,386
959	Traton SE	36,183
193,185	TUI AG*	1,403,551
4,007	Volkswagen AG	433,583
13,982	Vonovia SE	434,604
398	Wacker Chemie AG	28,444
4,210	Zalando SE*(c)	151,419
	Total Germany	125,253,868
Greece – 0.1%
181,866	National Bank of Greece SA	1,693,421
Hong Kong – 2.0%
1,442,385	AIA Group Ltd.	11,047,770
515,379	ASMPT Ltd.	4,023,277
26,400	Bank of East Asia Ltd.	38,874
70,000	BOC Hong Kong Holdings Ltd.	246,464
37,100	Budweiser Brewing Co. APAC Ltd.(c)	39,729
24,000	Cathay Pacific Airways Ltd.	31,742
38,600	Chow Tai Fook Jewellery Group Ltd.	37,295
39,000	CK Asset Holdings Ltd.	169,890
895,684	CK Hutchison Holdings Ltd.	4,480,380
10,500	CK Infrastructure Holdings Ltd.	72,064
32,158	CLP Holdings Ltd.	266,671
18,000	CTF Services Ltd.	18,310
7,500	DFI Retail Group Holdings Ltd., Class Registered Shares	16,590
47,800	ESR Group Ltd.(c)	74,736
50,000	First Pacific Co., Ltd.	29,330
42,000	Galaxy Entertainment Group Ltd.	172,007
15,000	Hang Lung Group Ltd.	20,793
18,957	Hang Lung Properties Ltd.	15,861
14,200	Hang Seng Bank Ltd.	199,256
24,000	Henderson Land Development Co., Ltd.	65,288
210,000	Hong Kong & China Gas Co., Ltd.	167,540
23,100	Hong Kong Exchanges & Clearing Ltd.	1,042,038
19,300	Hongkong Land Holdings Ltd.	87,363
133,300	Hutchison Port Holdings Trust, Class U Shares	22,013
8,000	HUTCHMED China Ltd.*	26,523
10,000	Hysan Development Co., Ltd.	17,213
103,508	Jardine Matheson Holdings Ltd.	4,149,459
447,000	Kerry Properties Ltd.	921,093
1,300,471	Link REIT	5,900,021
28,400	Man Wah Holdings Ltd.	16,968
26,500	MTR Corp., Ltd	86,669
24,000	New World Development Co., Ltd.	14,896
3,000	Orient Overseas International Ltd.	40,110
93,000	PCCW Ltd.	53,822
28,000	Power Assets Holdings Ltd.	189,741
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
382,506	Prudential PLC	$3,509,230
34,000	Shangri-La Asia Ltd.	19,323
76,000	Sino Land Co., Ltd.	76,157
28,000	SITC International Holdings Co., Ltd.	67,415
73,000	SJM Holdings Ltd.*	22,797
28,000	Sun Hung Kai Properties Ltd.	261,680
3,000	Swire Pacific Ltd., Class A Shares	24,880
42,500	Swire Pacific Ltd., Class B Shares	58,729
22,400	Swire Properties Ltd.	44,433
108,214	Techtronic Industries Co., Ltd.	1,512,292
136,000	United Energy Group Ltd.	6,227
3,600	VTech Holdings Ltd.	24,924
21,000	Wharf Holdings Ltd.	48,919
33,000	Wharf Real Estate Investment Co., Ltd.	86,328
27,287	Xinyi Glass Holdings Ltd.	26,057
17,500	Yue Yuen Industrial Holdings Ltd.	35,961
	Total Hong Kong	39,627,148
India – 5.1%
408,416	Afcons Infrastructure Ltd.*	1,961,927
238,372	Ajax Engineering Ltd.*	1,620,777
107,461	Akums Drugs & Pharmaceuticals Ltd.*	579,687
572,784	ASK Automotive Ltd.	2,329,773
259,727	Axis Bank Ltd.	3,028,155
33,066	Bajaj Finance Ltd.	3,235,034
415,474	Bharat Wire Ropes Ltd.*	671,458
191,464	Bharti Airtel Ltd.	3,225,037
237,590	Cello World Ltd.	1,519,657
405,821	Cholamandalam Investment & Finance Co., Ltd.	6,524,883
25,770	Cummins India Ltd.	811,237
265,419	DCW Ltd.*	221,841
7,702	Dixon Technologies India Ltd.	1,240,314
26,143	Glenmark Pharmaceuticals Ltd.	384,508
101,147	Godrej Consumer Products Ltd.	1,168,827
32,384	Godrej Properties Ltd.*	719,170
49,188	HDFC Bank Ltd.	976,699
2,863	HDFC Bank Ltd., ADR	176,418
41,320	Hindustan Unilever Ltd.	1,037,529
617,320	Honasa Consumer Ltd.*	1,525,968
72,954	Hyundai Motor India Ltd.*	1,406,323
128,453	ICICI Bank Ltd.	1,773,015
23,387	ICICI Bank Ltd., ADR	652,029
454,562	Indus Towers Ltd.*	1,691,969
35,362	Info Edge India Ltd.	2,837,687
37,796	InterGlobe Aviation Ltd.*(c)	1,938,555
140,503	Inventurus Knowledge Solutions Ltd.*	2,864,953
302,309	Jio Financial Services Ltd.*	722,121
1,072,776	JM Financial Ltd.	1,130,307
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
22,327	Kaynes Technology India Ltd.*	$1,072,647
124,400	Kotak Mahindra Bank Ltd.	2,710,085
138,065	KPIT Technologies Ltd.	1,899,909
58,599	Larsen & Toubro Ltd.	2,129,670
110,437	LIC Housing Finance Ltd.	629,707
24,846	Mahindra & Mahindra Ltd.	736,861
46,854	Maruti Suzuki India Ltd.	6,404,741
104,638	Max Healthcare Institute Ltd.	1,160,124
711,771	National Aluminium Co., Ltd.	1,450,478
179,738	Nippon Life India Asset Management Ltd.(c)	1,057,869
228,472	NTPC Green Energy Ltd.*	230,694
887,022	NTPC Ltd.	3,159,822
11,236	Nuvama Wealth Management Ltd.	695,109
480,882	Power Finance Corp., Ltd.	2,038,141
463,662	Power Grid Corp. of India Ltd.	1,341,407
217,333	Redington Ltd.	560,708
222,108	Reliance Industries Ltd.	3,048,859
86,278	SBI Life Insurance Co., Ltd.(c)	1,412,920
18,236	SRF Ltd.	584,037
138,457	Suyog Telematics Ltd.	1,613,686
506,844	Swiggy Ltd.*	1,941,149
57,316	Tata Communications Ltd.	888,598
60,493	Tata Consumer Products Ltd.	668,680
199,719	Titan Co., Ltd.	7,066,897
23,108	Trent Ltd.	1,278,752
120,888	Varun Beverages Ltd.	596,604
961,495	Vishal Mega Mart Ltd.*	1,109,147
51,466	Zensar Technologies Ltd.	433,205
966,745	Zomato Ltd.*	2,448,278
	Total India	98,344,642
Indonesia – 0.6%
15,977,800	Bank Central Asia Tbk PT	8,129,941
4,172,829	Bank Rakyat Indonesia Persero Tbk PT	850,515
538,800	Indo Tambangraya Megah Tbk PT	771,332
11,773,300	Telkom Indonesia Persero Tbk PT	1,685,543
	Total Indonesia	11,437,331
Ireland – 1.5%
1,194,632	AIB Group PLC	8,407,778
447,570	Bank of Ireland Group PLC	5,311,671
1,840	DCC PLC	124,482
146,181	Experian PLC	6,982,563
3,789	Glanbia PLC	43,594
15,100	ICON PLC*	2,869,302
8,538	James Hardie Industries PLC*	272,254
2,997	Kerry Group PLC, Class A Shares	315,481
2,983	Kingspan Group PLC	247,392
17,337	PDD Holdings Inc., ADR*	1,971,044
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Ireland – (continued)
60,627	Ryanair Holdings PLC, ADR	$2,942,228
4,153	Smurfit WestRock PLC	215,525
5,767	Smurfit WestRock PLC	300,288
	Total Ireland	30,003,602
Israel – 0.4%
1,281	Airport City Ltd.*	21,146
4,825	Amot Investments Ltd.	26,174
725	Azrieli Group Ltd.	55,495
26,588	Bank Hapoalim BM	362,438
30,173	Bank Leumi Le-Israel BM	401,622
308,350	Bezeq The Israeli Telecommunication Corp., Ltd.	510,390
242	Big Shopping Centers Ltd.*	36,861
601	Camtek Ltd.	46,054
133	Delek Group Ltd.	22,252
439	Elbit Systems Ltd.	133,375
6,484	Energix-Renewable Energies Ltd.	20,805
2,487	Enlight Renewable Energy Ltd.*	43,020
201	Fattal Holdings 1998 Ltd.*	26,906
1,031	First International Bank Of Israel Ltd.	55,199
2,529	Harel Insurance Investments & Financial Services Ltd.	42,411
12,202	ICL Group Ltd.	74,072
77	Israel Corp., Ltd.	23,022
24,377	Israel Discount Bank Ltd., Class A Shares	188,613
451	Melisron Ltd.	40,017
10,478	Mivne Real Estate KD Ltd.	31,462
3,037	Mizrahi Tefahot Bank Ltd.	142,622
1,227	Nice Ltd.*	172,814
10,070	Nice Ltd., ADR*	1,401,543
545	Nova Ltd.*	131,769
4,083	Phoenix Financial Ltd.	73,750
3,042	Shapir Engineering & Industry Ltd.*	21,735
1,341	Strauss Group Ltd.	30,077
22,520	Teva Pharmaceutical Industries Ltd.*	372,033
6,580	Tower Semiconductor Ltd.*	278,022
127,716	ZIM Integrated Shipping Services Ltd.(a)	2,582,417
	Total Israel	7,368,116
Italy – 2.8%
498,201	A2A SpA	1,135,494
2,745	Amplifon SpA	70,065
303,657	Azimut Holding SpA	8,255,022
106,104	Banca Mediolanum SpA	1,495,069
275,428	Banca Monte dei Paschi di Siena SpA	1,993,888
30,254	Banco BPM SpA	302,234
22,006	BPER Banca SpA	167,927
745	Brunello Cucinelli SpA	96,547
16,447	Buzzi SpA	749,631
10,846	Davide Campari-Milano NV	64,373
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – (continued)
20,161	DiaSorin SpA	$2,121,242
1,270,560	Enel SpA	9,323,958
41,739	Eni SpA	605,260
5,021	Ferrari NV	2,342,377
12,171	FinecoBank Banca Fineco SpA	228,219
24,294	Generali	802,259
154,701	Hera SpA	600,254
7,636	Infrastrutture Wireless Italiane SpA(c)	76,647
1,710	Interpump Group SpA	64,638
305,302	Intesa Sanpaolo SpA	1,498,095
9,749	Italgas SpA	62,624
146,988	Iveco Group NV	2,325,673
8,008	Leonardo SpA	332,929
10,028	Mediobanca Banca di Credito Finanziario SpA	178,286
4,382	Moncler SpA	303,027
16,968	Nexi SpA*(c)	89,028
6,281	Pirelli & C SpA(c)	39,296
8,148	Poste Italiane SpA(c)	131,165
9,000	PRADA SpA	76,574
5,629	Prysmian SpA	336,851
2,053	Recordati Industria Chimica e Farmaceutica SpA	116,141
408	Reply SpA	65,692
2,194,238	Saipem SpA*	5,042,763
1,857,205	Snam SpA	8,942,351
277,461	Telecom Italia SpA*	83,190
27,129	Terna – Rete Elettrica Nazionale	227,322
30,461	UniCredit SpA	1,604,583
208,325	Unipol Assicurazioni SpA	3,102,654
	Total Italy	55,053,348
Japan – 13.9%
1,200	ABC-Mart Inc.	22,982
8,500	Acom Co., Ltd.	22,050
16	Activia Properties Inc.	36,256
29,600	Adastria Co., Ltd.(a)	572,183
56	Advance Residence Investment Corp.	53,369
14,300	Advantest Corp.	801,880
15,300	Aeon Co., Ltd.	375,420
2,300	AEON Financial Service Co., Ltd.	18,543
1,600	Aeon Mall Co., Ltd.	21,651
45	AEON REIT Investment Corp.	39,345
3,800	AGC Inc.	113,992
800	Aica Kogyo Co., Ltd.	17,398
3,700	Air Water Inc.	46,104
9,400	Aisin Corp.	111,363
14,400	Ajinomoto Co., Inc.	577,933
33,000	Alfresa Holdings Corp.	437,675
84,900	Alps Alpine Co., Ltd.	875,697
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
7,100	Amada Co., Ltd.	$68,045
1,100	Amano Corp.	28,392
1,000	Amvis Holdings Inc.	4,362
3,400	ANA Holdings Inc.	64,590
2,100	Aozora Bank Ltd.	31,426
1,000	As One Corp.	15,411
27,246	Asahi Group Holdings Ltd.	337,685
45,400	Asahi Intecc Co., Ltd.	743,823
25,000	Asahi Kasei Corp.	170,672
11,700	Asics Corp.	260,024
100	ASKUL Corp.	1,056
35,800	Astellas Pharma Inc.	346,913
10,400	Azbil Corp.	79,811
12,200	Bandai Namco Holdings Inc.	407,676
2,600	BayCurrent Inc.	110,580
2,700	Bic Camera Inc.	28,678
15,200	BIPROGY Inc.	435,268
10,600	Bridgestone Corp.	411,675
5,100	Brother Industries Ltd.	98,449
103,000	Calbee Inc.	1,956,834
17,500	Canon Inc.	593,247
800	Canon Marketing Japan Inc.	27,170
6,600	Capcom Co., Ltd.	162,582
5,200	Casio Computer Co., Ltd.	43,552
17,800	Central Japan Railway Co.	351,950
302,900	Chiba Bank Ltd.	2,747,195
11,800	Chubu Electric Power Co., Inc.	124,873
90,800	Chugai Pharmaceutical Co., Ltd.	4,536,518
2,900	Chugin Financial Group Inc.	30,944
133,800	Chugoku Electric Power Co., Inc.	764,772
3,100	Coca-Cola Bottlers Japan Holdings Inc.	50,996
23,900	COMSYS Holdings Corp.	507,809
19,300	Concordia Financial Group Ltd.	112,946
1,300	Cosmo Energy Holdings Co., Ltd.	57,163
600	Cosmos Pharmaceutical Corp.	28,113
101,400	Credit Saison Co., Ltd.	2,394,988
7,900	CyberAgent Inc.	59,101
7,600	Dai Nippon Printing Co., Ltd.	110,442
4,800	Daicel Corp.	41,588
4,200	Daido Steel Co., Ltd.	34,106
6,800	Daifuku Co., Ltd.	179,628
16,900	Dai-ichi Life Holdings Inc.	500,795
90,500	Daiichi Sankyo Co., Ltd.	2,083,846
5,400	Daikin Industries Ltd.	565,184
1,200	Daito Trust Construction Co., Ltd.	124,900
11,700	Daiwa House Industry Co., Ltd.	386,074
47	Daiwa House REIT Investment Corp., Class A Shares	77,401
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
10	Daiwa Office Investment Corp., Class A Shares	$19,467
26,300	Daiwa Securities Group Inc.	184,415
38	Daiwa Securities Living Investments Corp., Class A Shares	22,431
1,500	Denka Co., Ltd.	20,817
35,200	Denso Corp.	456,791
4,900	Dentsu Group Inc.	101,097
500	Dentsu Soken Inc.	19,950
3,600	Dexerials Corp.	50,914
1,200	DIC Corp.	25,732
10,500	Disco Corp.	2,662,774
2,200	DMG Mori Co., Ltd.	38,870
800	Dowa Holdings Co., Ltd.	24,419
21,400	East Japan Railway Co.	423,728
8,800	Ebara Corp.	147,156
5,500	Eisai Co., Ltd.	158,294
35,500	Electric Power Development Co., Ltd.	609,088
53,700	ENEOS Holdings Inc.	287,583
4,600	EXEO Group Inc.	53,063
43,800	Ezaki Glico Co., Ltd.	1,324,564
17,900	FANUC Corp.	517,772
3,500	Fast Retailing Co., Ltd.	1,068,258
2,300	Food & Life Cos., Ltd.	63,137
1,200	FP Corp.	23,082
40	Frontier Real Estate Investment Corp.	21,100
2,500	Fuji Electric Co., Ltd.	110,943
1,300	Fuji Oil Holdings Inc.	23,639
800	Fuji Soft Inc.	51,957
22,000	FUJIFILM Holdings Corp.	447,997
5,000	Fujikura Ltd.	207,224
1,100	Fujitsu General Ltd.	20,220
34,300	Fujitsu Ltd.	664,496
3,400	Fukuoka Financial Group Inc.	89,373
400	Fuyo General Lease Co., Ltd.	30,313
853	GLP J-Reit(a)	726,699
1,200	GMO internet group Inc.	22,478
900	GMO Payment Gateway Inc.	45,367
500	Goldwin Inc.	24,086
1,400	GS Yuasa Corp.	22,317
7,300	Gunma Bank Ltd.	55,597
43,000	H.U. Group Holdings Inc.	751,144
9,200	Hachijuni Bank Ltd.	59,376
5,100	Hakuhodo DY Holdings Inc.	36,074
111,100	Hamamatsu Photonics KK	1,160,610
4,000	Hankyu Hanshin Holdings Inc.	104,861
20,700	Hanwa Co., Ltd.	682,228
900	Harmonic Drive Systems Inc.	27,881
5,900	Haseko Corp.	77,735
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,400	Heiwa Corp.	$22,028
6,200	Hikari Tsushin Inc.	1,570,063
5,700	Hino Motors Ltd.*	18,050
6,400	Hirogin Holdings Inc.	50,426
17,210	Hirose Electric Co., Ltd.	2,018,200
900	Hisamitsu Pharmaceutical Co., Inc.	25,324
2,200	Hitachi Construction Machinery Co., Ltd.	57,214
86,100	Hitachi Ltd.	2,179,587
88,628	Honda Motor Co., Ltd.	823,411
800	Horiba Ltd.	52,499
2,400	Hoshizaki Corp.	96,356
1,700	House Foods Group Inc.	31,805
6,800	Hoya Corp.	798,990
11,900	Hulic Co., Ltd.	111,041
2,300	Ibiden Co., Ltd.	62,828
21,700	Idemitsu Kosan Co., Ltd.	146,810
72,100	IDOM Inc.	529,516
2,600	IHI Corp.	152,175
30,200	Iida Group Holdings Co., Ltd.	452,844
48	Industrial & Infrastructure Fund Investment Corp., Class A Shares	37,953
55,400	INFRONEER Holdings Inc.	427,117
16,600	Inpex Corp.	210,336
2,500	Internet Initiative Japan Inc.	42,451
139	Invincible Investment Corp.	59,358
6,500	Isetan Mitsukoshi Holdings Ltd.	98,089
11,400	Isuzu Motors Ltd.	150,757
1,500	Ito En Ltd.	33,050
26,200	ITOCHU Corp.	1,163,553
200	Itoham Yonekyu Holdings Inc.	4,953
3,200	Iwatani Corp.	33,272
5,500	Iyogin Holdings Inc.	60,188
900	Izumi Co., Ltd.	18,398
5,100	J Front Retailing Co., Ltd.	66,151
2,900	Japan Airlines Co., Ltd.	49,779
1,100	Japan Airport Terminal Co., Ltd.	32,846
20,300	Japan Exchange Group Inc.	214,337
100	Japan Hotel REIT Investment Corp., Class A Shares	46,313
66	Japan Logistics Fund Inc.	39,157
150	Japan Metropolitan Fund Invest	92,113
67,100	Japan Petroleum Exploration Co., Ltd.	509,157
28,500	Japan Post Bank Co., Ltd.	287,429
35,700	Japan Post Holdings Co., Ltd.	380,296
3,000	Japan Post Insurance Co., Ltd.	58,527
21	Japan Prime Realty Investment Corp.	48,159
116	Japan Real Estate Investment Corp.	83,324
1,100	Japan Steel Works Ltd.	36,877
21,000	Japan Tobacco Inc.	525,960
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
600	Jeol Ltd.	$20,117
11,600	JFE Holdings Inc.	144,573
4,900	JGC Holdings Corp.	36,162
500	JMDC Inc.	9,939
52,100	JTEKT Corp.	394,705
1,000	Justsystems Corp.	24,533
2,100	Kadokawa Corp.	48,656
1,500	Kagome Co., Ltd.	28,958
8,300	Kajima Corp.	172,926
33,600	Kakaku.com Inc.	484,137
2,000	Kamigumi Co., Ltd.	45,184
2,100	Kandenko Co., Ltd.	35,324
1,300	Kaneka Corp.	32,297
17,900	Kansai Electric Power Co., Inc.	206,693
2,500	Kansai Paint Co., Ltd.	35,653
8,600	Kao Corp.	372,392
2,700	Kawasaki Heavy Industries Ltd.	135,062
7,300	Kawasaki Kisen Kaisha Ltd.	105,826
29,100	KDDI Corp.	950,190
68	KDX Realty Investment Corp., Class A Shares	72,365
2,000	Keihan Holdings Co., Ltd.	44,895
4,500	Keikyu Corp.	44,037
2,600	Keio Corp.	67,111
6,900	Keisei Electric Railway Co., Ltd.	65,772
1,600	Kewpie Corp.	30,112
12,500	Keyence Corp.	4,981,200
16,700	Kikkoman Corp.	161,520
22,900	Kinden Corp.	483,487
46,500	Kintetsu Group Holdings Co., Ltd.	1,047,235
15,600	Kirin Holdings Co., Ltd.	210,187
1,300	Kobayashi Pharmaceutical Co., Ltd.	47,577
3,000	Kobe Bussan Co., Ltd.	66,483
5,500	Kobe Steel Ltd.	64,774
2,200	Koei Tecmo Holdings Co., Ltd.	29,719
3,800	Koito Manufacturing Co., Ltd.	48,263
2,000	Kokusai Electric Corp.(a)	41,217
1,800	Kokuyo Co., Ltd.	33,727
231,829	Komatsu Ltd.	6,933,659
1,900	Konami Group Corp.	232,600
115,200	Konica Minolta Inc.	402,785
7,500	Kose Corp.	317,636
1,300	Kotobuki Spirits Co., Ltd.	20,345
2,200	K’s Holdings Corp.	20,491
17,400	Kubota Corp.	215,498
81,100	Kuraray Co., Ltd.	1,019,660
2,400	Kurita Water Industries Ltd.	77,628
1,200	Kusuri no Aoki Holdings Co., Ltd.	24,933
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
25,800	Kyocera Corp.	$288,175
6,100	Kyoto Financial Group Inc.	88,284
5,400	Kyowa Kirin Co., Ltd.	76,442
1,200	Kyudenko Corp.	35,969
103,400	Kyushu Electric Power Co., Inc.	909,564
7,600	Kyushu Financial Group Inc.	36,274
75,200	Kyushu Railway Co.	1,805,234
43	LaSalle Logiport REIT	42,110
1,700	Lasertec Corp.	152,582
38,200	Lion Corp.	437,291
5,500	Lixil Corp.	62,538
49,000	LY Corp.	165,768
175,300	M3 Inc.	2,057,207
1,200	Mabuchi Motor Co., Ltd.	18,609
59,100	Macnica Holdings Inc.	714,601
228,572	Makita Corp.	7,548,707
1,600	Mani Inc.	14,358
30,100	Marubeni Corp.	474,118
4,000	Marui Group Co., Ltd.	69,181
1,600	Maruichi Steel Tube Ltd.	36,994
100	Maruwa Co., Ltd.	22,516
3,800	Matsui Securities Co., Ltd.	20,210
6,200	MatsukiyoCocokara & Co.	94,166
12,400	Mazda Motor Corp.	83,203
1,900	McDonald’s Holdings Co. Japan Ltd.	71,904
326,300	Mebuki Financial Group Inc.	1,382,211
32,100	Medipal Holdings Corp.	468,479
4,700	MEIJI Holdings Co., Ltd.	96,219
2,200	Mercari Inc.*	34,342
348,204	MINEBEA MITSUMI Inc.	5,339,013
126,303	MISUMI Group Inc.	2,060,628
24,900	Mitsubishi Chemical Group Corp.	126,189
71,500	Mitsubishi Corp.	1,188,764
334,768	Mitsubishi Electric Corp.	5,188,728
22,100	Mitsubishi Estate Co., Ltd.	325,511
4,000	Mitsubishi Gas Chemical Co., Inc.	61,513
17,300	Mitsubishi HC Capital Inc.	116,235
62,000	Mitsubishi Heavy Industries Ltd.	829,673
7,500	Mitsubishi Logistics Corp.	52,701
2,500	Mitsubishi Materials Corp.	39,803
141,600	Mitsubishi Motors Corp.(a)	392,116
219,800	Mitsubishi UFJ Financial Group Inc.	2,805,633
55,100	Mitsui & Co., Ltd.	1,026,092
3,700	Mitsui Chemicals Inc.	82,959
52,600	Mitsui Fudosan Co., Ltd.	458,611
44	Mitsui Fudosan Logistics Park Inc.	30,155
2,000	Mitsui High-Tec Inc.	11,293
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
25,300	Mitsui Mining & Smelting Co., Ltd.	$721,656
6,400	Mitsui OSK Lines Ltd.	235,635
2,100	Miura Co., Ltd.	44,542
44,000	MIXI Inc.	1,029,481
49,200	Mizuho Financial Group Inc.	1,376,140
1,100	Money Forward Inc.*	29,755
4,000	MonotaRO Co., Ltd.	67,168
28	Mori Hills REIT Investment Corp., Class A Shares	24,406
1,400	Morinaga & Co., Ltd.	22,938
1,100	Morinaga Milk Industry Co., Ltd.	21,493
25,500	MS&AD Insurance Group Holdings Inc.	535,803
425,850	Murata Manufacturing Co., Ltd.	7,300,344
354,253	Nabtesco Corp.	5,717,136
1,600	Nagase & Co., Ltd.	29,433
3,500	Nagoya Railroad Co., Ltd.	41,291
2,700	Nankai Electric Railway Co., Ltd.	45,320
4,800	NEC Corp.	466,967
8,100	Nexon Co., Ltd.	109,757
84,900	Nextage Co., Ltd.(a)	847,173
46,000	NGK Insulators Ltd.	575,362
2,000	NH Foods Ltd.	60,336
58,000	NHK Spring Co., Ltd.	650,243
2,100	Nichirei Corp.	48,226
20,700	NIDEC Corp.	369,931
1,800	Nifco Inc.	43,966
2,800	Nihon Kohden Corp.	40,508
4,300	Nihon M&A Center Holdings Inc.	16,848
6,300	Nikon Corp.	66,100
20,200	Nintendo Co., Ltd.	1,510,057
50	Nippon Accommodations Fund Inc., Class A Shares	38,293
141	Nippon Building Fund Inc.	116,568
21,100	Nippon Electric Glass Co., Ltd.	495,823
438,970	NIPPON EXPRESS HOLDINGS Inc.	7,773,744
2,400	Nippon Kayaku Co., Ltd.	21,643
19,300	Nippon Paint Holdings Co., Ltd.	144,133
41	Nippon Prologis REIT Inc.	67,552
31,700	Nippon Sanso Holdings Corp.	970,689
16,500	Nippon Shinyaku Co., Ltd.	433,559
2,400	Nippon Shokubai Co., Ltd.	29,161
18,000	Nippon Steel Corp.	399,508
535,100	Nippon Telegraph & Telephone Corp.	517,079
300	Nippon Television Holdings Inc.	5,581
8,100	Nippon Yusen KK	284,552
2,600	Nipro Corp.	22,669
1,200	Nishi-Nippon Railroad Co., Ltd.	17,366
2,200	Nissan Chemical Corp.	63,629
44,900	Nissan Motor Co., Ltd.	128,636
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
4,300	Nisshin Seifun Group Inc.	$48,200
4,200	Nissin Foods Holdings Co., Ltd.	84,930
3,400	Niterra Co., Ltd.	99,966
1,500	Nitori Holdings Co., Ltd.	155,242
119,700	Nitto Denko Corp.	2,357,729
300	Noevir Holdings Co., Ltd.	8,228
4,600	NOF Corp.	62,216
1,500	NOK Corp.	22,854
55,900	Nomura Holdings Inc.	364,282
24,600	Nomura Real Estate Holdings Inc.	699,389
467	Nomura Real Estate Master Fund Inc.	435,596
70,400	Nomura Research Institute Ltd.	2,366,584
1,200	NS Solutions Corp.	31,455
25,300	NS United Kaiun Kaisha Ltd.	675,889
690,362	NSK Ltd.	2,910,223
11,500	NTT Data Group Corp.	214,594
13,400	Obayashi Corp.	180,316
700	OBIC Business Consultants Co., Ltd.	33,549
6,100	Obic Co., Ltd.	175,775
6,700	Odakyu Electric Railway Co., Ltd.	66,303
19,100	Oji Holdings Corp.	78,735
1,000	OKUMA Corp.	22,466
767,180	Olympus Corp.	10,507,132
3,400	Omron Corp.	102,913
9,000	Ono Pharmaceutical Co., Ltd.	97,257
15,300	Open House Group Co., Ltd.	562,300
700	Oracle Corp. Japan	66,798
600	Organo Corp.	28,432
21,500	Oriental Land Co., Ltd.	444,411
20,700	ORIX Corp.	428,430
55	Orix JREIT Inc.	62,230
6,700	Osaka Gas Co., Ltd.	153,918
1,500	OSG Corp.	17,175
4,400	Otsuka Corp.	96,264
8,800	Otsuka Holdings Co., Ltd.	430,987
700	PALTAC Corp.	18,367
7,500	Pan Pacific International Holdings Corp.	199,738
42,100	Panasonic Holdings Corp.	528,036
1,700	Park24 Co., Ltd.	23,015
2,300	Penta-Ocean Construction Co., Ltd.	10,064
29,700	PeptiDream Inc.*	406,771
3,146,209	Persol Holdings Co., Ltd.	4,905,987
1,700	Pola Orbis Holdings Inc.	13,582
1,600	Rakus Co., Ltd.	20,353
13,500	Rakuten Bank Ltd.*	506,631
27,400	Rakuten Group Inc.*	169,998
69,500	Recruit Holdings Co., Ltd.	4,121,990
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,700	Relo Group Inc.	$21,407
333,200	Renesas Electronics Corp.	5,544,654
4,100	Rengo Co., Ltd.	21,808
908,000	Resona Holdings Inc.	7,084,502
3,900	Resonac Holdings Corp.	90,918
1,200	Resorttrust Inc.	24,791
10,800	Ricoh Co., Ltd.	117,605
1,600	Rinnai Corp.	36,621
6,900	Rohm Co., Ltd.	69,219
152,200	Rohto Pharmaceutical Co., Ltd.	2,206,253
2,200	Rorze Corp.	24,208
5,000	Ryohin Keikaku Co., Ltd.	131,453
153,300	Sankyo Co., Ltd.	2,172,526
1,000	Sankyu Inc.	39,145
3,300	Sanrio Co., Ltd.	139,617
78,000	Santen Pharmaceutical Co., Ltd.	724,650
31,100	Sanwa Holdings Corp.	1,013,695
1,100	Sapporo Holdings Ltd.	58,107
2,100	Sawai Group Holdings Co., Ltd.	26,663
5,400	SBI Holdings Inc.	156,946
1,100	SBI Sumishin Net Bank Ltd.	30,413
1,500	SCREEN Holdings Co., Ltd.	107,976
2,800	SCSK Corp.	70,073
8,000	Secom Co., Ltd.	275,738
3,500	Sega Sammy Holdings Inc.	67,634
3,900	Seibu Holdings Inc.	82,145
5,700	Seiko Epson Corp.	96,661
2,300	Seino Holdings Co., Ltd.	34,697
7,300	Sekisui Chemical Co., Ltd.	123,989
10,700	Sekisui House Ltd.	242,573
87	Sekisui House REIT Inc.	45,069
280,700	Seven & i Holdings Co., Ltd.	4,037,040
9,900	Seven Bank Ltd.	19,143
9,000	SG Holdings Co., Ltd.	91,836
3,200	Sharp Corp.*	20,997
3,000	SHIFT Inc.*	25,286
3,200	Shikoku Electric Power Co., Inc.	24,692
139,600	Shimadzu Corp.	3,697,228
1,000	Shimamura Co., Ltd.	57,249
1,700	Shimano Inc.	230,547
117,600	Shimizu Corp.	1,085,779
169,900	Shin-Etsu Chemical Co., Ltd.	5,130,607
1,400	Shinko Electric Industries Co., Ltd.*	55,017
15,500	Shionogi & Co., Ltd.	231,938
1,300	Ship Healthcare Holdings Inc.	16,644
7,300	Shiseido Co., Ltd.	132,620
8,200	Shizuoka Financial Group Inc.	83,432
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,000	SHO-BOND Holdings Co., Ltd.	$31,302
64,500	SKY Perfect JSAT Holdings Inc.	447,459
3,800	Skylark Holdings Co., Ltd.	63,944
1,100	SMC Corp.	398,896
4,000	Socionext Inc.	59,584
529,200	SoftBank Corp.	754,985
19,800	SoftBank Group Corp.	1,094,881
7,200	Sohgo Security Services Co., Ltd.	51,596
3,700	Sojitz Corp.	80,931
18,500	Sompo Holdings Inc.	552,094
292,100	Sony Group Corp.	7,337,684
1,100	Sotetsu Holdings Inc.	16,440
1,600	Square Enix Holdings Co., Ltd.	75,675
1,900	Stanley Electric Co., Ltd.	30,799
11,500	Subaru Corp.	213,188
27,300	Sugi Holdings Co., Ltd.	490,524
7,000	SUMCO Corp.	53,574
1,200	Sumitomo Bakelite Co., Ltd.	26,937
32,900	Sumitomo Chemical Co., Ltd.	77,475
23,200	Sumitomo Corp.	521,388
15,100	Sumitomo Electric Industries Ltd.	266,972
3,000	Sumitomo Forestry Co., Ltd.	91,500
2,400	Sumitomo Heavy Industries Ltd.	48,970
4,500	Sumitomo Metal Mining Co., Ltd.	98,373
72,200	Sumitomo Mitsui Financial Group Inc.	1,830,938
14,000	Sumitomo Mitsui Trust Group Inc.	358,383
8,200	Sumitomo Realty & Development Co., Ltd.	285,806
38,700	Sumitomo Rubber Industries Ltd.	449,206
1,400	Sundrug Co., Ltd.	38,368
2,300	Suntory Beverage & Food Ltd.	73,693
16,400	Suzuken Co., Ltd.	520,708
35,500	Suzuki Motor Corp.	434,097
11,100	Sysmex Corp.	201,417
9,900	T&D Holdings Inc.	208,061
27,300	Taiheiyo Cement Corp.	712,013
54,400	Taisei Corp.	2,444,243
3,000	Taiyo Yuden Co., Ltd.	49,642
2,900	Takara Holdings Inc.	22,582
1,300	Takasago Thermal Engineering Co., Ltd.	45,117
5,600	Takashimaya Co., Ltd.	46,206
29,600	Takeda Pharmaceutical Co., Ltd.	855,748
16,200	TBS Holdings Inc.	443,827
35,900	TDK Corp.	385,039
2,100	TechnoPro Holdings Inc.	41,408
4,600	Teijin Ltd.	40,419
27,400	Terumo Corp.	488,617
2,500	THK Co., Ltd.	63,811
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
4,100	TIS Inc.	$114,695
4,300	Tobu Railway Co., Ltd.	74,399
4,100	Toda Corp.	25,281
1,000	Toei Animation Co., Ltd.	21,994
2,000	Toho Co., Ltd.	94,644
1,600	Toho Gas Co., Ltd.	43,713
123,600	Tohoku Electric Power Co., Inc.	889,090
3,700	Tokai Carbon Co., Ltd.	22,706
36,400	Tokio Marine Holdings Inc.	1,290,717
5,600	Tokyo Century Corp.	55,310
29,500	Tokyo Electric Power Co. Holdings Inc.*	75,658
8,500	Tokyo Electron Ltd.	1,272,981
6,600	Tokyo Gas Co., Ltd.	207,716
2,500	Tokyo Ohka Kogyo Co., Ltd.	59,977
800	Tokyo Seimitsu Co., Ltd.	43,946
94,300	Tokyo Steel Manufacturing Co., Ltd.	1,008,213
57,400	Tokyo Tatemono Co., Ltd.	920,122
8,300	Tokyu Corp.	95,668
151,600	Tokyu Fudosan Holdings Corp.	990,463
4,900	TOPPAN Holdings Inc.	144,495
30,000	Toray Industries Inc.	200,034
900	Toridoll Holdings Corp.	23,097
391,277	Tosoh Corp.	5,343,786
275,152	TOTO Ltd.	7,172,950
2,700	Toyo Seikan Group Holdings Ltd.	42,455
64,400	Toyo Suisan Kaisha Ltd.	3,814,112
2,500	Toyo Tire Corp.	41,994
700	Toyoda Gosei Co., Ltd.	12,409
1,100	Toyota Boshoku Corp.	14,783
3,100	Toyota Industries Corp.	269,491
225,000	Toyota Motor Corp.	4,056,845
12,900	Toyota Tsusho Corp.	216,250
23,300	Transcosmos Inc.	488,753
2,500	Trend Micro Inc.	183,848
1,800	TS Tech Co., Ltd.	20,659
1,100	Tsumura & Co.	31,538
900	Tsuruha Holdings Inc.	55,028
1,700	UBE Corp.	25,153
1,000	Ulvac Inc.	36,422
22,800	Unicharm Corp.	172,001
62	United Urban Investment Corp.	61,145
1,500	Ushio Inc.	21,208
6,900	USS Co., Ltd.	63,058
44,800	Valor Holdings Co., Ltd.	673,913
2,011	Welcia Holdings Co., Ltd.	29,621
7,800	West Japan Railway Co.	155,092
700	Workman Co., Ltd.	18,828
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
5,300	Yakult Honsha Co., Ltd.	$106,751
245,700	Yamada Holdings Co., Ltd.	703,552
4,500	Yamaguchi Financial Group Inc.	49,520
7,200	Yamaha Corp.	52,994
17,800	Yamaha Motor Co., Ltd.	146,901
4,600	Yamato Holdings Co., Ltd.	58,724
500	Yamato Kogyo Co., Ltd.	26,269
2,700	Yamazaki Baking Co., Ltd.	48,786
400	Yaoko Co., Ltd.	24,540
5,100	Yaskawa Electric Corp.	138,134
19,300	Yokogawa Electric Corp.	369,269
2,900	Yokohama Rubber Co., Ltd.	64,868
1,000	Zenkoku Hosho Co., Ltd.	37,291
1,600	Zensho Holdings Co., Ltd.	80,741
4,500	Zeon Corp.	44,379
2,800	ZOZO Inc.	87,798
	Total Japan	271,829,003
Luxembourg – 0.4%
9,635	ArcelorMittal SA	266,597
107,648	CVC Capital Partners PLC*(c)	2,479,256
2,450	Eurofins Scientific SE	123,386
19,652	Globant SA*	2,958,216
434	RTL Group SA	14,329
79,482	Tenaris SA	1,493,477
	Total Luxembourg	7,335,261
Macau – 0.0%
15,600	MGM China Holdings Ltd.	21,656
42,000	Sands China Ltd.*	96,406
20,800	Wynn Macau Ltd.	14,389
	Total Macau	132,451
Mexico – 0.1%
3,190	Fresnillo PLC	30,030
567,983	Grupo Mexico SAB de CV, Class B Shares	2,672,361
	Total Mexico	2,702,391
Netherlands – 3.3%
2,072	Aalberts NV	69,749
10,076	ABN AMRO Bank NV(c)	191,200
1,585	Adyen NV*(c)	2,880,068
18,716	Aegon Ltd.	118,448
120,720	Akzo Nobel NV	7,497,321
1,157	Argenx SE*	721,948
3,535	Argenx SE, ADR*	2,208,208
890	ASM International NV	472,866
18,180	ASML Holding NV	12,904,839
2,712	ASR Nederland NV	143,678
1,433	BE Semiconductor Industries NV	160,819
2,527	CTP NV(c)	43,561
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Netherlands – (continued)
88,704	Euronext NV(c)	$11,208,431
1,837	EXOR NV	180,108
9,119	Ferrovial SE	407,405
2,585	Heineken Holding NV	190,530
25,638	Heineken NV	2,172,463
1,163	IMCD NV	173,656
143,280	ING Groep NV	2,565,783
2,461	JDE Peet’s NV	46,180
18,161	Koninklijke Ahold Delhaize NV	640,706
74,850	Koninklijke KPN NV	285,757
15,931	Koninklijke Philips NV	416,965
1,018	Koninklijke Vopak NV	43,226
5,479	NN Group NV	278,449
2,349	OCI NV*	27,241
152,501	Prosus NV*	6,687,921
4,172	QIAGEN NV*	159,362
147,184	Randstad NV	5,951,865
32,980	Signify NV	707,080
40,276	Stellantis NV	516,061
14,969	Universal Music Group NV	417,762
30,169	Wolters Kluwer NV	4,629,775
	Total Netherlands	65,119,431
New Zealand – 0.1%
15,270	a2 Milk Co., Ltd.*	75,607
39,575	Air New Zealand Ltd.	13,847
33,000	Auckland International Airport Ltd.	150,883
16,704	Contact Energy Ltd.	86,504
11,460	Fisher & Paykel Healthcare Corp., Ltd	219,268
18,829	Fletcher Building Ltd.*	35,709
18,946	Infratil Ltd.	115,665
1,729	Mainfreight Ltd.	67,455
14,806	Mercury NZ Ltd.	49,062
23,185	Meridian Energy Ltd.	76,606
12,378	Ryman Healthcare Ltd.*	21,338
28,198	Spark New Zealand Ltd.	35,915
2,994	Xero Ltd.*	321,207
	Total New Zealand	1,269,066
Norway – 1.0%
343	Aker ASA, Class A Shares	18,524
460,632	Aker BP ASA	9,574,452
25,029	AutoStore Holdings Ltd.*(c)	23,630
19,633	DNB Bank ASA	451,520
260,873	Equinor ASA	6,059,857
74,990	Europris ASA	540,719
3,616	Gjensidige Forsikring ASA	74,239
1,419	Kongsberg Gruppen ASA	172,183
8,474	Mowi ASA	158,167
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Norway – (continued)
468,031	MPC Container Ships ASA	$745,303
26,116	Norsk Hydro ASA	154,284
14,179	Orkla ASA	136,974
1,374	Salmar ASA	68,008
712	Schibsted ASA, Class A Shares	19,955
2,990	Schibsted ASA, Class B Shares	80,221
11,801	Telenor ASA	152,871
14,878	Var Energi ASA	41,946
2,828	Yara International ASA	80,552
	Total Norway	18,553,405
Peru – 0.1%
11,041	Credicorp Ltd.	2,020,724
Philippines – 0.2%
1,071,982	Ayala Land Inc.	401,679
624,154	BDO Unibank Inc.	1,614,069
150,810	SM Investments Corp.	1,990,302
	Total Philippines	4,006,050
Poland – 0.3%
10,677	Allegro.eu SA*(c)	74,259
3,524	Bank Polska Kasa Opieki SA	148,867
13,268	Dino Polska SA*(c)	1,627,080
170,567	InPost SA*	2,965,569
2,917	KGHM Polska Miedz SA	94,033
23	LPP SA	104,011
198	mBank SA*	36,263
11,102	ORLEN SA	172,944
16,576	Powszechna Kasa Oszczednosci Bank Polski SA	283,363
10,188	Powszechny Zaklad Ubezpieczen SA	136,227
729	Santander Bank Polska SA	93,899
	Total Poland	5,736,515
Portugal – 0.4%
57,782	EDP SA	187,034
241,195	Galp Energia SGPS SA	3,981,780
138,604	Jeronimo Martins SGPS SA	2,976,305
	Total Portugal	7,145,119
Russia – 0.0%
5,600	Novatek PJSC, GDR*@(b)(e)	112
978,392	Sberbank of Russia PJSC@(b)(e)	634
	Total Russia	746
Saudi Arabia – 0.2%
9,688	Aldrees Petroleum & Transport Services Co.	371,482
11,079	Jamjoom Pharmaceuticals Factory Co.	513,565
280,200	Saudi National Bank	2,614,974
16,442	United Electronics Co.	428,387
	Total Saudi Arabia	3,928,408
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Singapore – 0.8%
4,100	BOC Aviation Ltd.(c)	$31,639
67,500	CapitaLand Ascendas REIT	128,918
61,000	CapitaLand Ascott Trust	38,836
102,144	CapitaLand Integrated Commercial Trust	149,571
43,300	CapitaLand Investment Ltd.	82,434
9,100	City Developments Ltd.	34,531
40,900	ComfortDelGro Corp., Ltd	42,066
39,110	DBS Group Holdings Ltd.	1,331,464
68,900	Frasers Logistics & Commercial Trust	42,674
127,100	Genting Singapore Ltd.	68,654
89,685	Hafnia Ltd.	382,756
1,100	Jardine Cycle & Carriage Ltd.	21,700
18,200	JOYY Inc., ADR*	851,578
33,231	Keppel DC REIT	51,099
26,500	Keppel Ltd.	135,020
48,400	Keppel REIT	28,703
41,200	Mapletree Industrial Trust	60,504
70,800	Mapletree Logistics Trust	64,641
828,300	Mapletree Pan Asia Commercial Trust	724,980
73,100	NETLINK NBN TRUST	46,250
28,100	Olam Group Ltd.	20,781
67,800	Oversea-Chinese Banking Corp., Ltd	864,478
14,400	SATS Ltd.	32,442
17,033	Sea Ltd., ADR*	2,167,790
35,865	Seatrium Ltd.*	56,220
121,200	Sembcorp Industries Ltd.	548,548
26,700	Singapore Airlines Ltd.	134,588
15,400	Singapore Exchange Ltd.	153,267
32,500	Singapore Technologies Engineering Ltd.	130,289
149,300	Singapore Telecommunications Ltd.	378,576
37,700	Suntec Real Estate Investment Trust	31,800
245,936	United Overseas Bank Ltd.	6,992,172
8,900	UOL Group Ltd.	35,578
44,900	Venture Corp., Ltd	419,362
35,700	Wilmar International Ltd.	84,899
	Total Singapore	16,368,808

South Africa – 0.2%
22,019	Gold Fields Ltd.	391,254
44,231	Gold Fields Ltd., ADR	794,831
558,426	Growthpoint Properties Ltd.	383,872
61,947	Investec PLC	405,583
3,327	Naspers Ltd., Class N Shares	792,923
	Total South Africa	2,768,463
South Korea – 3.2%
841	Alteogen Inc.*	225,890
653	Amorepacific Corp.*	52,551
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
217	BGF retail Co., Ltd.	$14,858
86,141	BNK Financial Group Inc.	660,803
3,003	Celltrion Inc.	379,016
464	Celltrion Pharm Inc.*	17,298
1,556	Cheil Worldwide Inc.	19,097
192	CJ CheilJedang Corp.	31,215
340	CJ Corp.	24,100
369	CJ ENM Co., Ltd.*	15,366
199	CJ Logistics Corp.	12,816
462	CosmoAM&T Co., Ltd.*	17,116
951	Coway Co., Ltd.	53,275
957	DB Insurance Co., Ltd.	60,125
4,405	DGB Financial Group Inc.	28,038
1,179	Dongsuh Cos., Inc.	19,109
928	Doosan Bobcat Inc.	29,979
7,872	Doosan Enerbility Co., Ltd.*	137,614
853	Ecopro BM Co., Ltd.*	69,775
1,815	Ecopro Co., Ltd.	77,578
751	Ecopro Materials Co., Ltd.*	45,271
380	E-MART Inc.	19,838
246	F&F Co., Ltd.	11,963
968	Fila Holdings Corp.	24,873
1,811	GS Engineering & Construction Corp.	21,860
804	GS Holdings Corp.	19,863
247	GS P&L Co., Ltd.*	3,609
1,045	GS Retail Co., Ltd.	10,721
5,118	Hana Financial Group Inc.	209,547
678	Hanjin Kal Corp.	38,735
1,570	Hankook Tire & Technology Co., Ltd.*	40,807
132	Hanmi Pharm Co., Ltd.	21,703
715	Hanmi Science Co., Ltd.	13,824
921	Hanmi Semiconductor Co., Ltd.	61,654
2,894	Hanon Systems*	8,792
617	Hanwha Aerospace Co., Ltd.	251,268
357	Hanwha Corp.	9,952
9,302	Hanwha Life Insurance Co., Ltd.	16,738
1,525	Hanwha Ocean Co., Ltd.*	78,196
2,349	Hanwha Solutions Corp.	34,782
59,695	Hanwha Systems Co., Ltd.	1,254,260
87,038	Hanwha Vision Co., Ltd.*	2,881,549
942	HD Hyundai Co., Ltd.	47,033
404	HD Hyundai Electric Co., Ltd.	90,891
10,918	HD Hyundai Heavy Industries Co., Ltd.	2,213,268
2,782	HD Hyundai Infracore Co., Ltd.*	16,229
59	HD Hyundai Marine Solution Co., Ltd.	5,138
375	HD HYUNDAI MIPO	26,972
25,478	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,738,587
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
661	HL Mando Co., Ltd.*	$20,012
2,264	HLB Inc.*	138,593
4,819	HMM Co., Ltd.	64,674
520	Hotel Shilla Co., Ltd.*	14,197
19,801	HPSP Co., Ltd.	364,460
442	HYBE Co., Ltd.*	78,074
192	Hyundai Autoever Corp.	17,338
21,650	Hyundai Engineering & Construction Co., Ltd.	497,377
9,202	Hyundai Glovis Co., Ltd.	820,153
966	Hyundai Marine & Fire Insurance Co., Ltd.	15,452
1,166	Hyundai Mobis Co., Ltd.	196,009
3,676	Hyundai Motor Co.	457,986
1,743	Hyundai Steel Co.	31,878
431	Hyundai Wia Corp.	12,079
6,050	Industrial Bank of Korea	64,629
20,301	ISC Co., Ltd.	925,925
73,807	JB Financial Group Co., Ltd.	872,082
6,692	Kakao Corp.*	197,704
1,210	Kakao Games Corp.*	13,271
4,512	KakaoBank Corp.	76,779
554	Kakaopay Corp.*	13,018
1,709	Kangwon Land Inc.*	18,810
6,250	KB Financial Group Inc.	336,928
112	KCC Corp.	19,939
190	KEPCO Plant Service & Engineering Co., Ltd.*	5,463
4,913	Kia Corp.	314,156
33,444	Korea Aerospace Industries Ltd.*	1,455,513
5,231	Korea Electric Power Corp.	76,558
280	Korea Gas Corp.	6,709
908	Korea Investment Holdings Co., Ltd.	49,560
132	Korea Zinc Co., Ltd.	67,134
4,102	Korean Air Lines Co., Ltd.	66,358
658	Krafton Inc.*	155,007
1,938	KT&G Corp.	130,521
715	Kum Yang Co., Ltd.*	11,042
404	Kumho Petrochemical Co., Ltd.*	30,542
539	L&F Co., Ltd.*	29,558
1,005	LG Chem Ltd.*	153,565
1,418	LG Corp.*	64,670
5,562	LG Display Co., Ltd.*	35,105
2,009	LG Electronics Inc.	108,502
771	LG Energy Solution Ltd.*	187,638
212	LG H&H Co., Ltd.*	46,418
352	LG Innotek Co., Ltd.*	39,447
3,143	LG Uplus Corp.	22,769
460	Lotte Chemical Corp.	19,705
729	Lotte Energy Materials Corp.*	13,647
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
368	Lotte Shopping Co., Ltd.*	$15,920
10,950	LS Corp.	849,462
344	LS Electric Co., Ltd.	57,436
54,827	LX INTERNATIONAL Corp.	969,398
1,776	Meritz Financial Group Inc.	147,576
4,977	Mirae Asset Securities Co., Ltd.	29,847
2,650	NAVER Corp.	375,734
276	NCSoft Corp.*	32,198
451	Netmarble Corp.(c)	12,457
2,677	NH Investment & Securities Co., Ltd.	27,313
66	NongShim Co., Ltd.	15,408
292	OCI Holdings Co., Ltd.	16,035
525	Orion Corp.	36,623
5,618	Pan Ocean Co., Ltd.	14,566
5,054	Park Systems Corp.	729,224
607	Pearl Abyss Corp.*	13,576
1,105	Posco DX Co., Ltd.	17,646
615	POSCO Future M Co., Ltd.	60,231
1,470	POSCO Holdings Inc.	272,774
1,174	Posco International Corp.	41,941
478	S-1 Corp.	20,034
1,622	Samsung Biologics Co., Ltd.*(c)	1,239,944
1,706	Samsung C&T Corp.	142,541
188	Samsung Card Co., Ltd.	5,786
3,373	Samsung E&A Co., Ltd.	37,998
953	Samsung Electro-Mechanics Co., Ltd.	88,305
16,294	Samsung Electronics Co., Ltd.	499,880
403,884	Samsung Electronics Co., Ltd.	15,107,052
7,068	Samsung Fire & Marine Insurance Co., Ltd.	1,854,838
11,989	Samsung Heavy Industries Co., Ltd.*	114,680
1,557	Samsung Life Insurance Co., Ltd.	92,644
1,040	Samsung SDI Co., Ltd.	160,023
781	Samsung SDS Co., Ltd.	65,959
14,067	Samsung Securities Co., Ltd.	439,908
9,584	Shinhan Financial Group Co., Ltd.	301,675
167	Shinsegae Inc.*	16,298
481	SK Biopharmaceuticals Co., Ltd.*	37,622
416	SK Bioscience Co., Ltd.*	12,198
49,919	SK Hynix Inc.	6,752,457
390	SK IE Technology Co., Ltd.*(c)	7,510
748	SK Inc.	73,861
1,264	SK Innovation Co., Ltd.*	109,088
1,723	SK Square Co., Ltd.*	108,328
389	SKC Co., Ltd.*	35,142
841	S-Oil Corp.	32,773
428	Wemade Co., Ltd.*	11,445
11,903	Woori Financial Group Inc.	135,344
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
17,078	Youngone Corp.*	$558,127
99,121	Yuhan Corp.	8,296,066
	Total South Korea	61,613,387
Spain – 1.5%
527	Acciona SA	65,126
4,095	ACS Actividades de Construccion y Servicios SA	220,939
1,406	Aena SME SA(c)	314,302
90,917	Amadeus IT Group SA	6,911,152
111,407	Banco Bilbao Vizcaya Argentaria SA	1,477,671
1,295,135	Banco de Sabadell SA	3,599,879
294,799	Banco Santander SA	1,918,500
11,722	Bankinter SA	113,987
1,176,993	CaixaBank SA	8,167,962
11,212	Cellnex Telecom SA(c)	402,651
796	Corp. ACCIONA Energias Renovables SA	14,990
6,301	EDP Renovaveis SA	56,385
5,297	Enagas SA	69,045
5,882	Endesa SA	130,928
6,041	Grifols SA*	66,952
4,065	Grifols SA, Class B Shares*	33,434
118,184	Iberdrola SA	1,709,886
28,731	Indra Sistemas SA	627,865
20,436	Industria de Diseno Textil SA	1,111,599
17,097	Logista Integral SA(a)	491,577
21,131	Mapfre SA	59,794
9,358	Merlin Properties Socimi SA	101,544
2,108	Naturgy Energy Group SA	54,661
8,484	Redeia Corp. SA	152,366
21,397	Repsol SA	274,975
82,376	Telefonica SA(a)	367,192
302,957	Unicaja Banco SA	527,710
	Total Spain	29,043,072
Sweden – 2.0%
3,110	AAK AB	87,253
5,146	Alfa Laval AB	223,230
82,496	Assa Abloy AB, Class B Shares	2,545,467
49,562	Atlas Copco AB, Class A Shares	851,046
28,681	Atlas Copco AB, Class B Shares	430,765
2,465	Axfood AB	52,386
8,312	Beijer Ref AB, Class B Shares	124,887
214,497	Boliden AB	7,578,702
9,063	Castellum AB*	101,096
479,990	Electrolux AB, Class B Shares*	4,147,550
973,227	Elekta AB, Class B Shares(a)	5,364,504
117,157	Epiroc AB, Class A Shares	2,304,654
7,075	Epiroc AB, Class B Shares	121,973
14,076	EQT AB	441,044
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Sweden – (continued)
176,322	Essity AB, Class B Shares	$4,859,526
3,357	Evolution AB(c)	258,013
13,371	Fastighets AB Balder, Class B Shares*	95,533
4,748	Getinge AB, Class B Shares	94,140
11,780	H & M Hennes & Mauritz AB, Class B Shares	158,896
41,790	Hexagon AB, Class B Shares	480,760
1,763	Holmen AB, Class B Shares	69,600
7,047	Husqvarna AB, Class B Shares	35,963
2,465	Industrivarden AB, Class A Shares	93,551
2,557	Industrivarden AB, Class C Shares	97,066
5,051	Indutrade AB	144,880
2,486	Investment AB Latour, Class B Shares	67,557
8,186	Investor AB, Class A Shares	244,615
35,395	Investor AB, Class B Shares	1,058,737
1,374	L E Lundbergforetagen AB, Class B Shares	68,811
4,247	Lifco AB, Class B Shares	146,242
34,963	Nibe Industrier AB, Class B Shares	131,677
6,674	Saab AB, Class B Shares	198,354
3,361	Sagax AB, Class B Shares	70,636
8,584	Sagax AB, Class D Shares	26,227
20,167	Sandvik AB	440,301
10,288	Securitas AB, Class B Shares	149,397
28,987	Skandinaviska Enskilda Banken AB, Class A Shares	465,435
134	Skandinaviska Enskilda Banken AB, Class C Shares	2,232
6,635	Skanska AB, Class B Shares	157,591
6,787	SKF AB, Class B Shares	147,582
3,358	SSAB AB, Class A Shares	20,417
156,495	SSAB AB, Class B Shares	946,862
123,108	Svenska Cellulosa AB SCA, Class B Shares	1,688,173
28,191	Svenska Handelsbanken AB, Class A Shares	354,375
3,604	Sweco AB, Class B Shares	62,332
16,970	Swedbank AB, Class A Shares	407,720
3,729	Swedish Orphan Biovitrum AB*	109,558
9,594	Tele2 AB, Class B Shares	113,911
55,271	Telefonaktiebolaget LM Ericsson, Class B Shares	454,584
43,583	Telia Co. AB	141,690
4,144	Trelleborg AB, Class B Shares	162,346
3,348	Volvo AB, Class A Shares	103,958
30,759	Volvo AB, Class B Shares	956,366
13,221	Volvo Car AB, Class B Shares*	28,128
	Total Sweden	39,688,299
Switzerland – 5.1%
30,840	ABB Ltd., Class Registered Shares	1,673,563
3,384	Adecco Group AG, Class Registered Shares	91,454
40,590	Alcon AG	3,763,469
2,251	Avolta AG*	102,198
651	Bachem Holding AG, Class B Shares	41,979
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
863	Baloise Holding AG, Class Registered Shares	$166,385
621	Banque Cantonale Vaudoise, Class Registered Shares	66,142
4,228	Barry Callebaut AG, Class Registered Shares	5,115,726
200	Belimo Holding AG, Class Registered Shares	134,928
381	BKW AG	67,166
95	Chocoladefabriken Lindt & Spruengli AG	1,203,137
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	244,592
3,758	Clariant AG, Class Registered Shares*	41,929
4,178	Coca-Cola HBC AG*	177,233
38,977	Compania Financiere Richemont SA, Class Registered Shares	7,989,712
755	DKSH Holding AG	59,783
3,266	DSM-Firmenich AG	350,476
50	Emmi AG, Class Registered Shares	45,638
131	EMS-Chemie Holding AG, Class Registered Shares	92,107
347	Flughafen Zurich AG, Class Registered Shares	85,318
1,474	Galderma Group AG*	179,738
5,274	Galenica AG	473,976
657	Geberit AG, Class Registered Shares	385,984
1,503	Georg Fischer AG, Class Registered Shares	115,876
154	Givaudan SA, Class Registered Shares	693,882
985,537	Glencore PLC*	3,932,931
718	Helvetia Holding AG, Class Registered Shares	135,080
10,829	Holcim AG*	1,193,935
275,579	Julius Baer Group Ltd.	18,591,383
978	Kuehne + Nagel International AG, Class Registered Shares	225,457
3,022	Logitech International SA, Class Registered Shares	300,954
1,395	Lonza Group AG, Class Registered Shares	882,022
87,329	Nestle SA, Class Registered Shares	8,423,877
23,200	Novartis AG, ADR	2,529,960
15,719	Novartis AG, Class Registered Shares	1,712,845
2,370	Partners Group Holding AG	3,489,751
831	PSP Swiss Property AG, Class Registered Shares	122,372
707	Roche Holding AG	248,752
31,251	Roche Holding AG	10,409,299
52,393	Sandoz Group AG	2,299,730
7,848	Schindler Holding AG	2,401,435
357	Schindler Holding AG, Class Registered Shares	105,367
2,758	SGS SA, Class Registered Shares	282,737
6,253	SIG Group AG*	124,380
10,531	Sika AG, Class Registered Shares	2,681,309
5,687	Sonova Holding AG, Class Registered Shares	1,827,078
12,799	STMicroelectronics NV	315,883
2,131	Straumann Holding AG, Class Registered Shares	290,978
547	Swatch Group AG	107,031
1,091	Swatch Group AG, Class Registered Shares	41,695
545	Swiss Life Holding AG, Class Registered Shares	474,775
1,460	Swiss Prime Site AG, Class Registered Shares	168,403
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
5,648	Swiss Re AG	$905,595
502	Swisscom AG, Class Registered Shares	286,027
273	Tecan Group AG, Class Registered Shares	59,730
1,268	Temenos AG, Class Registered Shares	104,863
250,937	UBS Group AG, Class Registered Shares	8,632,772
508	VAT Group AG(c)	192,777
2,868	Zurich Insurance Group AG	1,896,349
	Total Switzerland	98,759,923
Taiwan – 3.9%
38,000	Accton Technology Corp.	747,221
107,000	Arcadyan Technology Corp.	606,783
5,589	ASPEED Technology Inc.	599,840
141,000	Chicony Electronics Co., Ltd.	688,648
130,634	Chroma ATE Inc.	1,298,252
175,877	Delta Electronics Inc.	2,082,621
121,354	E Ink Holdings Inc.	1,006,909
9,057	eMemory Technology Inc.	786,707
103,000	Getac Holdings Corp.	380,181
65,000	International Games System Co., Ltd.	1,934,067
15,000	King Slide Works Co., Ltd.	871,252
46,000	L&K Engineering Co., Ltd.	376,914
16,000	Lotes Co., Ltd.	774,408
122,000	Powertech Technology Inc.	467,552
175,000	Primax Electronics Ltd.	451,096
219,000	Radiant Opto-Electronics Corp.	1,313,847
93,000	Sercomm Corp.	380,686
217,000	Simplo Technology Co., Ltd.	2,451,480
40,000	Sinbon Electronics Co., Ltd.	363,034
55,000	Sitronix Technology Corp.	359,740
202,000	T3EX Global Holdings Corp.	493,854
1,412,945	Taiwan Semiconductor Manufacturing Co., Ltd.	43,246,882
60,535	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,928,384
174,000	Tripod Technology Corp.	1,094,332
54,000	United Integrated Services Co., Ltd.	702,090
144,000	Wistron NeWeb Corp.	638,764
143,000	WT Microelectronics Co., Ltd.	472,504
	Total Taiwan	75,518,048
Thailand – 0.1%
718,900	Betagro PCL(b)	408,823
1,528,300	Regional Container Lines PCL(b)	1,087,504
15,819,900	Sansiri PCL(b)	770,465
184,600	Thai Beverage PCL	70,546
	Total Thailand	2,337,338
Turkey – 0.1%
118,166	Dogus Otomotiv Servis ve Ticaret AS	560,183
917,641	Is Gayrimenkul Yatirim Ortakligi AS*	431,073
256,972	Mavi Giyim Sanayi Ve Ticaret AS, Class B Shares	469,169
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Turkey – (continued)
26,461	Turk Traktor ve Ziraat Makineleri AS	$482,358
1,232,894	Turkiye Sinai Kalkinma Bankasi AS*	417,488
	Total Turkey	2,360,271
United Arab Emirates – 0.1%
2,460,364	Talabat Holding PLC*	1,032,968
United Kingdom – 10.3%
18,062	3i Group PLC	902,128
5,554	Admiral Group PLC	201,022
12,633	Airtel Africa PLC(c)	22,780
28,631	Amcor PLC	285,710
24,088	Anglo American PLC	711,357
8,397	Ashtead Group PLC	509,839
6,100	Associated British Foods PLC	145,646
29,145	AstraZeneca PLC	4,413,092
54,006	AstraZeneca PLC, ADR	4,115,797
17,733	Auto Trader Group PLC(c)	173,110
54,058	Aviva PLC	371,341
17,600	B&M European Value Retail SA	61,916
58,780	BAE Systems PLC	1,059,365
105,514	Balfour Beatty PLC	620,120
280,448	Barclays PLC	1,112,081
26,193	Barratt Redrow PLC	141,885
114,869	Beazley PLC	1,271,557
2,125	Berkeley Group Holdings PLC	96,534
313,214	BP PLC	1,729,725
317,733	Bridgepoint Group PLC	1,398,423
38,806	British American Tobacco PLC	1,507,894
19,686	British Land Co. PLC	89,330
125,524	BT Group PLC	253,339
6,697	Bunzl PLC	283,946
7,551	Burberry Group PLC	104,638
4,318,639	Centrica PLC	8,139,464
33,363	Compass Group PLC	1,168,246
14,816	Computacenter PLC	401,189
34,772	ConvaTec Group PLC(c)	113,828
22,262	Croda International PLC	927,881
193,343	Diageo PLC	5,253,519
2,562	Diploma PLC	145,676
99,485	Drax Group PLC	763,731
211,179	easyJet PLC	1,348,786
3,801	Endeavour Mining PLC	73,992
11,438	Entain PLC	108,390
3,130	Games Workshop Group PLC	566,795
77,473	GSK PLC	1,437,424
1,339,239	Haleon PLC	6,716,080
7,254	Halma PLC	258,193
7,970	Hargreaves Lansdown PLC	110,723
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
2,836	Hikma Pharmaceuticals PLC	$77,286
11,183	Howden Joinery Group PLC	109,113
353,544	HSBC Holdings PLC	4,166,221
58,403	IG Group Holdings PLC	701,006
189,262	IMI PLC	4,796,814
16,400	Imperial Brands PLC	576,997
64,643	Inchcape PLC	557,645
25,769	Informa PLC	280,624
3,032	InterContinental Hotels Group PLC	379,406
5,253	Intermediate Capital Group PLC	152,471
44,826	International Consolidated Airlines Group SA	200,025
38,934	Intertek Group PLC	2,529,162
35,713	J Sainsbury PLC	116,423
53,879	JD Sports Fashion PLC	52,993
39,064	JET2 PLC	692,919
25,191	Johnson Matthey PLC	455,328
55,274	Keller Group PLC	913,606
35,487	Kingfisher PLC	110,720
15,726	Land Securities Group PLC	111,739
2,307,134	Legal & General Group PLC	7,152,862
4,505,365	Lloyds Banking Group PLC	4,205,226
55,638	London Stock Exchange Group PLC	8,302,742
1,799,536	LondonMetric Property PLC	4,222,192
2,812,314	M&G PLC	7,520,286
37,976	Marks & Spencer Group PLC	169,922
25,954	Melrose Industries PLC	210,284
488,700	Mondi PLC	7,610,615
94,703	National Grid PLC	1,161,926
1,770,732	NatWest Group PLC	10,728,052
2,307	Next PLC	291,801
309,651	Patisserie Holdings PLC*(b)(e)	3,895
13,601	Pearson PLC	233,368
484,858	Persimmon PLC	7,378,757
16,219	Phoenix Group Holdings PLC	106,273
37,474	Reckitt Benckiser Group PLC	2,475,653
62,411	RELX PLC	3,006,730
50,268	Rentokil Initial PLC	253,232
14,751	Rightmove PLC	123,945
20,796	Rio Tinto PLC	1,257,039
165,439	Rolls-Royce Holdings PLC*	1,554,263
10,223	RS GROUP PLC	78,892
19,886	Sage Group PLC	320,235
18,102	Schroders PLC	84,439
179,211	Segro PLC	1,588,590
5,218	Severn Trent PLC	164,851
120,660	Shell PLC	4,037,353
954,508	Smith & Nephew PLC	13,857,399
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
6,480	Smiths Group PLC	$164,758
118,015	Spectris PLC	4,311,633
15,671	Spirax Group PLC	1,440,846
20,759	SSE PLC	400,141
742,841	St James’s Place PLC	9,975,607
917,625	Standard Chartered PLC	14,753,516
66,866	Taylor Wimpey PLC	96,115
132,556	Tesco PLC	635,437
38,338	Unilever PLC	2,157,871
48,011	Unilever PLC	2,716,318
8,004	UNITE Group PLC	84,164
13,514	United Utilities Group PLC	167,233
402,544	Vodafone Group PLC	354,219
4,713	Weir Group PLC	145,280
3,697	Whitbread PLC	125,055
11,690	Willis Towers Watson PLC	3,970,509
14,933	Wise PLC, Class A Shares*	187,909
470,228	WPP PLC	3,813,328
12,330	YuLife Holdings Ltd., Private Placement, Class C Shares*@(b)(e)	188,275
200,734	Zigup PLC	789,398
	Total United Kingdom	200,675,424
United States – 1.9%
32,745	Agilent Technologies Inc.	4,188,740
11,435	Analog Devices Inc.	2,630,736
13,390	BeiGene Ltd., ADR*	3,639,402
7,857	Brookfield Asset Management Ltd., Class A Shares	443,906
26,215	Bruker Corp.	1,237,872
9,795	Cadence Design Systems Inc.*	2,453,648
572	Canva Inc., Private Placement*@(b)(e)	1,082,676
96,195	Codere Online Luxembourg SA Forward Shares*(b)	761,864
24,735	Codere Online Luxembourg SA Founders Shares*(b)	195,901
1,830	Codere Online Luxembourg SA Private Shares*(b)	14,494
143,355	Coupang Inc., Class A Shares*	3,397,514
68,408	CRH PLC	7,014,388
5,678	Estee Lauder Cos., Inc., Class A Shares	408,305
3,445	Flutter Entertainment PLC*	956,539
13,870	GQG Partners Inc.	20,341
136,693	Kenvue Inc.	3,225,955
3,373	Linde PLC	1,575,360
1,746	Mastercard Inc., Class A Shares	1,006,237
7	MSCI Inc., Class A Shares	4,134
992	S&P Global Inc.	529,470
28,500	Samsonite International SA(c)	79,036
190,350	Silvaco Group Inc.*(a)	1,178,267
3,886	Waters Corp.*	1,466,343
	Total United States	37,511,128
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Uruguay – 0.5%
4,849	MercadoLibre Inc.*	$10,288,948
Vietnam – 0.1%
836,400	Asia Commercial Bank JSC	853,580
132,900	FPT Corp.	735,931
	Total Vietnam	1,589,511
	TOTAL COMMON STOCKS (Cost – $1,441,988,899)	1,795,805,235
EXCHANGE TRADED FUNDS (ETFs) – 5.0%
United States – 5.0%
971,422	iShares Core MSCI Emerging Markets	51,912,792
596,246	iShares MSCI EAFE Value	34,164,896
14,489	Vanguard FTSE All World ex-US Small-Capital	1,669,857
220,333	Vanguard FTSE Developed Markets	11,252,406
	Total United States	98,999,951
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $94,139,188)	98,999,951
PREFERRED STOCKS – 0.3%
Germany – 0.3%
97,777	Dr Ing hc F Porsche AG(c)	5,721,923
United States – 0.0%
31	Canva Inc., Series A, Private Placement*@(b)(e)	58,676
1	Canva Inc., Series A-3, Private Placement*@(b)(e)	1,893
	Total United States	60,569
	TOTAL PREFERRED STOCKS (Cost – $7,454,577)	5,782,492
WARRANTS – 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.*(e)	—
United States – 0.0%
915	Codere Online Luxembourg SA*	769
	TOTAL WARRANTS (Cost – $0)	769
RIGHT – 0.0%
New Zealand – 0.0%
2,890	Ryman Healthcare Ltd.*(b) (Cost – $0)	49
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,543,582,664)	1,900,588,496
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.7%
TIME DEPOSITS – 1.4%
586,999	ANZ National Bank – London, 3.680% due 3/3/25	$586,999
	BNP Paribas SA – Paris:
20,194CHF	0.010% due 3/3/25	22,366
237,389CAD	1.830% due 3/3/25	164,061
67,564AUD	2.920% due 3/3/25	41,916
	Brown Brothers Harriman – Grand Cayman:
1CHF	0.010% due 3/3/25	1
106JPY	0.110% due 3/3/25	1
304,190SEK	1.040% due 3/3/25	28,256
43,584SGD	1.210% due 3/3/25	32,249
158,145DKK	1.250% due 3/3/25	21,994
23,891NZD	2.160% due 3/3/25	13,366
3,575,657NOK	3.250% due 3/3/25	317,414
118,154GBP	3.410% due 3/3/25	148,614
27,900ZAR	5.540% due 3/3/25	1,491
494,069EUR	Citibank – London, 1.570% due 3/3/25	512,448
59,798	Citibank – New York, 3.680% due 3/3/25	59,798
1,348,706HKD	Hong Kong & Shanghai Bank – Hong Kong, 2.190% due 3/3/25	173,422
12,045,308	JPMorgan Chase & Co. – New York, 3.680% due 3/3/25	12,045,308
10,240,309	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	10,240,309
	Sumitomo Mitsui Banking Corp. – Tokyo:
50,853,898JPY	0.110% due 3/3/25	337,888
1,696,520	3.680% due 3/3/25	1,696,520
	TOTAL TIME DEPOSITS (Cost – $26,444,421)	26,444,421
U.S. GOVERNMENT AGENCY – 0.3%
6,939,000	Federal Home Loan Bank Discount Notes, 4.141% due 3/3/25(f) (Cost – $6,937,404)	6,937,404
	TOTAL SHORT-TERM INVESTMENTS (Cost – $33,381,825)	33,381,825
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.0%
MONEY MARKET FUND – 1.0%
18,636,752	Federated Government Obligations Fund, Premier Class, 4.230%(g) (Cost – $18,636,752)	18,636,752
	TOTAL INVESTMENTS – 100.1% (Cost – $1,595,601,241)	1,952,607,073
	Liabilities in Excess of Other Assets – (0.1)%	(2,432,727)
	TOTAL NET ASSETS – 100.0%	$1,950,174,346

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2025, amounts to $11,013,347 and represents 0.56% of net assets.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $40,334,074 and represents 2.07% of net assets.

(d)
Security trades on the Hong Kong exchange.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Rate shown represents yield-to-maturity.

(g)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$1,082,676	0.06%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	58,676	0.00%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,893	0.00%*
Novatek PJSC, Class Registered Shares, GDR	3/19/2020	251,081	88	0.00%*
Novatek PJSC, GDR	4/25/2022	52,881	24	0.00%*
Sberbank of Russia PJSC	4/6/2017	557,253	634	0.00%*
YuLife Holdings Ltd., Private Placement, Class C Shares	10/11/2022	243,652	188,275	0.01%
			$1,332,266	0.07%

*
Position represents less than 0.005%

Abbreviations used in this schedule:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
PCL — Public Company Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (continued)

Summary of Investments by Security Sector^
Financial	21.5%
Industrial	16.7
Consumer Non-cyclical	16.6
Technology	9.9
Consumer Cyclical	8.9
Basic Materials	5.9
Communications	5.5
Exchange Traded Funds (ETFs)	5.1
Energy	4.1
Utilities	2.9
Diversified	0.2
Short-Term Investments	1.7
Money Market Fund	1.0
100.0%

^
As a percentage of total investments.

At February 28, 2025, Destinations International Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index March Futures	11	3/25	$1,290,482	$1,336,280	$45,798
At February 28, 2025, Destinations International Equity Fund had deposited cash of $717 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
42	$286,356	Julius Baer Group Ltd., Call	GSC	4/17/25	$68.00	$(744)
67	149,209	KE Holdings Inc., Call	MSC	6/20/25	27.00	(12,596)
67	149,209	KE Holdings Inc., Call	MSC	6/20/25	28.00	(11,256)
14	281,414	Sartorius Stedim Biotech SA, Call	JPM	3/21/25	230.00	(828)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $37,991)				$(25,424)
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations International Equity Fund (concluded)

OTC Total Return Swaps
Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	7,759,356	3/7/2026	GSC	3 Months	1-Month FED + 1.25%	Piraeus Financial Holdings SA	$715,002
USD	3,295,847	3/20/2026	MSCS	3 Months	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	(1,189,802)
USD	4,719,504	4/1/2026	MSCS	3 Months	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	(1,925,135)
USD	5,609,498	11/10/2025	MSCS	3 Months	1-Month FED + 0.40%	Investcorp Capital PLC	(1,230,588)
USD	1,680,127	6/8/2026	MSCS	3 Months	1-Month FED + 0.40%	Alef Education Holding PLC	(267,052)
							$(3,897,575)
Currency Abbreviations used in this schedule:
AUD
 —    Australian Dollar

CAD
 —    Canadian Dollar

CHF
 —    Swiss Franc

DKK
 —    Danish Krone

EUR
 —    Euro

GBP
 —    British Pound

HKD
 —    Hong Kong Dollar

JPY
 —    Japanese Yen

NOK
 —    Norwegian Krone

NZD
 —    New Zealand Dollar

SEK
 —    Swedish Krona

SGD
 —    Singapore Dollar

ZAR
 —    South African Rand

Counterparty Abbreviations used in this schedule:
GSC
 —    Goldman Sachs & Co.

JPM
 —    JPMorgan Chase & Co.

MSC
 —    Morgan Stanley

MSCS
 —    Morgan Stanley Capital Services LLC

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 83.0%
BASIC MATERIALS – 2.8%
Chemicals – 1.7%
22,892	DSM-Firmenich AG	$2,456,552
55,925	LyondellBasell Industries NV, Class A Shares	4,296,718
36,094	Nutrien Ltd.	1,891,321
	Total Chemicals	8,644,591
Mining – 1.1%
28,546	Agnico Eagle Mines Ltd.	2,748,409
105,827	BHP Group Ltd.	2,566,724
1,629	Southern Copper Corp.	144,867
	Total Mining	5,460,000
	TOTAL BASIC MATERIALS	14,104,591
COMMUNICATIONS – 4.6%
Advertising – 0.4%
20,722	Publicis Groupe SA	2,068,170
Media – 0.5%
21,988	Walt Disney Co.	2,502,234
Telecommunications – 3.7%
247,246	AT&T Inc.	6,777,013
44,544	Cisco Systems Inc.	2,855,716
775,100	Singapore Telecommunications Ltd.	1,965,398
201,195	Telenor ASA	2,606,300
112,200	Verizon Communications Inc.	4,835,820
	Total Telecommunications	19,040,247
	TOTAL COMMUNICATIONS	23,610,651
CONSUMER CYCLICAL – 6.3%
Airlines – 0.4%
37,369	Delta Air Lines Inc.	2,246,624
Apparel – 0.5%
3,391	LVMH Moet Hennessy Louis Vuitton SE	2,463,485
Auto Manufacturers – 0.6%
60,956	General Motors Co.	2,994,768
Distribution/Wholesale – 0.8%
133,600	Mitsui & Co., Ltd.	2,487,948
3,335	Watsco Inc.	1,681,940
	Total Distribution/Wholesale	4,169,888
Entertainment – 0.4%
54,859	Warner Music Group Corp., Class A Shares	1,848,748
Lodging – 0.4%
47,338	Las Vegas Sands Corp.	2,116,482
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 3.2%
23,825	Best Buy Co., Inc.	$2,142,106
13,670	Darden Restaurants Inc.	2,740,288
12,758	Home Depot Inc.	5,059,823
4,895	McDonald’s Corp.(a)	1,509,275
11,500	Target Corp.	1,428,760
33,358	Walmart Inc.	3,289,433
	Total Retail	16,169,685
	TOTAL CONSUMER CYCLICAL	32,009,680
CONSUMER NON-CYCLICAL – 18.7%
Agriculture – 1.4%
46,463	Philip Morris International Inc.	7,214,775
Beverages – 2.9%
85,478	Coca-Cola Co.	6,086,888
123,575	Diageo PLC	3,357,782
25,344	Heineken NV	2,147,551
20,650	PepsiCo Inc.	3,169,156
	Total Beverages	14,761,377
Biotechnology – 2.1%
17,615	Amgen Inc.	5,426,477
47,350	Gilead Sciences Inc.	5,412,578
	Total Biotechnology	10,839,055
Cosmetics/Personal Care – 1.7%
510,410	Haleon PLC	2,559,629
48,910	Kao Corp.	2,117,871
79,750	Kenvue Inc.	1,882,100
13,377	Procter & Gamble Co.	2,325,458
	Total Cosmetics/Personal Care	8,885,058
Food – 0.2%
4,851	Hershey Co.	837,816
Healthcare-Products – 0.5%
17,630	Abbott Laboratories	2,433,116
Healthcare-Services – 0.7%
4,243	Elevance Health Inc.	1,683,962
3,469	UnitedHealth Group Inc.	1,647,636
	Total Healthcare-Services	3,331,598
Pharmaceuticals – 9.2%
23,726	AbbVie Inc.	4,959,446
25,192	AstraZeneca PLC	3,814,534
40,610	AstraZeneca PLC, ADR	3,094,888
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
85,425	Bristol-Myers Squibb Co.	$5,093,039
30,100	Johnson & Johnson	4,967,102
23,480	Merck & Co., Inc.	2,166,030
159,400	Pfizer Inc.	4,212,942
7,690	Roche Holding AG	2,561,438
41,531	Roche Holding AG, ADR	1,733,504
103,498	Sanofi SA	11,268,230
17,078	UCB SA	3,246,639
	Total Pharmaceuticals	47,117,792
	TOTAL CONSUMER NON-CYCLICAL	95,420,587
ENERGY – 8.0%
Oil & Gas – 5.4%
43,514	Chevron Corp.	6,902,191
24,085	ConocoPhillips(a)	2,388,028
16,855	Expand Energy Corp.	1,666,622
54,821	Exxon Mobil Corp.	6,103,222
145,987	Shell PLC	4,884,808
97,805	TotalEnergies SE	5,892,896
	Total Oil & Gas	27,837,767
Pipelines – 2.6%
115,950	Enbridge Inc.	4,953,087
90,412	Enterprise Products Partners LP	3,020,665
83,326	TC Energy Corp.	3,728,780
26,267	Williams Cos., Inc.	1,528,214
	Total Pipelines	13,230,746
	TOTAL ENERGY	41,068,513
FINANCIAL – 19.7%
Banks – 11.1%
31,650	Bank of Montreal	3,253,916
26,650	Canadian Imperial Bank of Commerce	1,614,711
57,783	Fifth Third Bancorp	2,511,827
3,740	Goldman Sachs Group Inc.	2,327,365
234,815	Huntington Bancshares Inc.	3,867,403
128,045	ING Groep NV	2,292,962
20,956	JPMorgan Chase & Co.(a)	5,546,005
27,170	Morgan Stanley	3,616,599
188,079	Nordea Bank Abp	2,481,824
211,656	Oversea-Chinese Banking Corp., Ltd.	2,698,702
30,885	PNC Financial Services Group Inc.	5,927,449
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
201,380	Sumitomo Mitsui Trust Group Inc.	$5,155,085
89,200	Truist Financial Corp.	4,134,420
110,298	US Bancorp	5,172,976
78,436	Wells Fargo & Co.	6,143,108
	Total Banks	56,744,352
Diversified Financial Services – 0.9%
6,390	CME Group Inc., Class A Shares(a)	1,621,590
10,557	Deutsche Boerse AG	2,754,641
	Total Diversified Financial Services	4,376,231
Equity Real Estate Investment Trusts (REITs) – 4.2%
123,310	Brixmor Property Group Inc.	3,447,748
19,764	Equity LifeStyle Properties Inc.	1,355,415
130,600	Kimco Realty Corp.	2,886,260
18,555	Lamar Advertising Co., Class A Shares	2,305,088
49,637	NNN REIT Inc.	2,107,091
45,062	Prologis Inc.	5,584,083
24,210	Terreno Realty Corp.	1,641,922
65,948	VICI Properties Inc., Class A Shares	2,142,650
	Total Equity Real Estate Investment Trusts (REITs)	21,470,257
Insurance – 3.3%
14,142	Allianz SE, Class Registered Shares	4,857,871
18,975	American International Group Inc.	1,573,786
51,515	NN Group NV	2,618,053
6,312	Progressive Corp.	1,779,984
407,383	Prudential PLC	3,737,460
3,842	Zurich Insurance Group AG	2,540,367
	Total Insurance	17,107,521
Real Estate – 0.2%
1,241,000	Hang Lung Properties Ltd.	1,038,288
	TOTAL FINANCIAL	100,736,649
INDUSTRIAL – 8.7%
Aerospace/Defense – 2.2%
12,062	Airbus SE	2,094,293
93,315	BAE Systems PLC	1,681,773
17,000	Boeing Co.*	2,968,710
7,731	General Dynamics Corp.	1,952,851
5,965	Lockheed Martin Corp.	2,686,457
	Total Aerospace/Defense	11,384,084
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – 1.0%
26,705	CRH PLC	$2,737,796
14,875	Heidelberg Materials AG	2,248,846
	Total Building Materials	4,986,642
Electrical Components & Equipment – 1.2%
11,158	Eaton Corp. PLC(a)	3,272,865
23,612	Emerson Electric Co.	2,871,455
	Total Electrical Components & Equipment	6,144,320
Electronics – 0.2%
5,596	Honeywell International Inc.	1,191,332
Engineering & Construction – 0.9%
3,460	Aena SME SA(b)	773,460
5,483	Everus Construction Group Inc.*	228,093
82,145	Ferrovial SE	3,669,951
	Total Engineering & Construction	4,671,504
Machinery-Construction & Mining – 0.4%
126,600	Mitsubishi Electric Corp.	1,962,234
Miscellaneous Manufacturers – 0.5%
11,802	Siemens AG, Class Registered Shares	2,717,297
Packaging & Containers – 0.9%
178,600	Amcor PLC	1,807,432
51,554	Smurfit WestRock PLC	2,684,417
	Total Packaging & Containers	4,491,849
Transportation – 1.4%
78,911	Deutsche Post AG	3,084,689
8,735	Union Pacific Corp.	2,154,837
15,300	United Parcel Service Inc., Class B Shares	1,821,159
	Total Transportation	7,060,685
	TOTAL INDUSTRIAL	44,609,947
TECHNOLOGY – 3.9%
Computers – 0.5%
10,563	International Business Machines Corp.	2,666,523
Semiconductors – 1.6%
6,688	Analog Devices Inc.	1,538,641
17,571	Broadcom Inc.	3,504,185
48,472	Samsung Electronics Co., Ltd.	1,487,063
8,190	Texas Instruments Inc.	1,605,158
	Total Semiconductors	8,135,047
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – 1.8%
4,740	Microsoft Corp.	$1,881,732
13,910	Oracle Corp.	2,309,895
33,425	Paychex Inc.	5,069,570
	Total Software	9,261,197
	TOTAL TECHNOLOGY	20,062,767
UTILITIES – 10.3%
Electric – 9.5%
40,090	Alliant Energy Corp.	2,587,008
41,220	American Electric Power Co., Inc.	4,371,381
66,340	CenterPoint Energy Inc.	2,280,769
33,645	Duke Energy Corp.	3,952,951
313,855	Enel SpA	2,303,214
29,825	Entergy Corp.	2,604,021
64,175	Evergy Inc.	4,422,299
39,264	Eversource Energy	2,474,025
16,575	FirstEnergy Corp.	642,613
648,926	National Grid PLC	7,961,773
34,215	NextEra Energy Inc.	2,400,867
76,825	PPL Corp.	2,705,008
31,475	Public Service Enterprise Group Inc.	2,554,196
21,395	Sempra	1,531,240
30,485	Southern Co.	2,737,248
25,225	WEC Energy Group Inc.	2,691,255
	Total Electric	48,219,868
Gas – 0.8%
73,745	MDU Resources Group Inc.	1,272,101
20,250	Southwest Gas Holdings Inc.	1,519,762
40,885	UGI Corp.	1,396,632
	Total Gas	4,188,495
	TOTAL UTILITIES	52,408,363
	TOTAL COMMON STOCKS (Cost – $327,086,642)	424,031,748
EXCHANGE TRADED FUNDS (ETFs) – 15.1%
1,141,304	iShares Core Dividend Growth	73,180,413
65,844	JPMorgan Equity Premium Income	3,911,792
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $66,772,990)	77,092,205
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $393,859,632)	501,123,953
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Equity Income Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
	BNP Paribas SA – Paris:
3CHF	0.010% due 3/3/25	$4
57AUD	2.920% due 3/3/25	35
	Brown Brothers Harriman – Grand Cayman:
146SGD	1.210% due 3/3/25	108
469NOK	3.250% due 3/3/25	42
200GBP	3.410% due 3/3/25	251
96,876EUR	Citibank – London, 1.570% due 3/3/25	100,479
300HKD	Hong Kong & Shanghai Bank – Hong Kong, 2.190% due 3/3/25	39
$6,051,608	JPMorgan Chase & Co. – New York, 3.680% due 3/3/25	6,051,608
4GBP	Royal Bank of Canada – London, 3.410% due 3/3/25	5
692,503	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	692,503
2,594,541	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 3/3/25	2,594,541
	TOTAL TIME DEPOSITS (Cost – $9,439,615)	9,439,615
	TOTAL INVESTMENTS – 99.9% (Cost – $403,299,247)	510,563,568
	Other Assets in Excess of Liabilities – 0.1%	558,980
	TOTAL NET ASSETS – 100.0%	$511,122,548

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $773,460 and represents 0.15% of net assets.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Equity Income Fund (concluded)

Summary of Investments by Security Sector^
Financial	19.8%
Consumer Non-cyclical	18.7
Utilities	10.3
Industrial	8.7
Energy	8.0
Consumer Cyclical	6.3
Communications	4.6
Technology	3.9
Basic Materials	2.8
Exchange Traded Funds (ETFs)	15.1
Short-Term Investments	1.8
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
25	$240,700	Agnico Eagle Mines Ltd., Call	BNP	3/21/25	$115.00	$(625)
170	2,968,710	Boeing Co., Call	MSC	4/17/25	170.00	(190,740)
15	300,690	Darden Restaurants Inc., Call	BNP	3/21/25	220.00	(1,800)
10	293,320	Eaton Corp. PLC, Call	BNP	3/21/25	360.00	(350)
75	276,825	Freeport-Mcmoran Inc., Put	BNP	3/21/25	30.00	(150)
20	345,420	Hershey Co., Put	BNP	3/21/25	145.00	(360)
20	266,220	Morgan Stanley, Call	BNP	3/21/25	155.00	(100)
10	246,690	Union Pacific Corp., Call	BNP	3/21/25	280.00	(2,150)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $195,575)				$(196,275)
Currency Abbreviations used in this schedule:
AUD
 —    Australian Dollar

CHF
 —    Swiss Franc

EUR
 —    Euro

GBP
 —    British Pound

HKD
 —    Hong Kong Dollar

NOK
 —    Norwegian Krone

SGD
 —    Singapore Dollar

Counterparty Abbreviations used in this schedule:
BNP
 —    BNP Paribas SA

MSC
 —    Morgan Stanley

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – 27.8%
FHLMC – 7.4%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$432,947	2.000% due 5/1/36	$391,990
158,469	2.000% due 6/1/36	143,300
80,956	2.000% due 12/1/40	70,056
520,756	2.000% due 5/1/41	447,078
616,539	2.000% due 12/1/41	528,408
260,782	2.000% due 9/1/50	211,479
460,543	2.000% due 10/1/50	371,906
6,860,085	2.000% due 3/1/51	5,528,659
1,136,924	2.000% due 4/1/51	915,643
443,993	2.000% due 5/1/51	361,276
174,926	2.000% due 8/1/51	141,219
175,655	2.000% due 11/1/51	142,327
696,018	2.000% due 4/1/52	565,239
263,010	2.500% due 5/1/50	223,506
308,053	2.500% due 6/1/50	261,386
1,722,605	2.500% due 7/1/50	1,460,770
463,979	2.500% due 9/1/50	393,928
66,461	2.500% due 10/1/50	56,822
530,434	2.500% due 11/1/50	448,542
161,785	2.500% due 2/1/51	138,378
410,418	2.500% due 3/1/51	344,499
191,675	2.500% due 5/1/51	162,017
262,598	2.500% due 7/1/51	221,656
149,746	2.500% due 8/1/51	125,909
292,636	2.500% due 10/1/51	247,036
5,511,508	2.500% due 12/1/51	4,609,315
7,086,984	2.500% due 1/1/52	5,991,204
1,058,234	2.500% due 4/1/52	888,805
539,484	3.000% due 2/1/33	515,914
290,975	3.000% due 5/1/33	279,519
237,778	3.000% due 3/1/35	224,801
418,169	3.000% due 5/1/35	397,823
3,661,579	3.000% due 3/1/42	3,353,054
106,428	3.000% due 1/1/47	94,682
214,154	3.000% due 2/1/47	190,352
4,906,524	3.000% due 4/1/50	4,219,215
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$184,636	3.000% due 7/1/50	$162,926
702,793	3.000% due 8/1/51	618,310
454,706	3.000% due 9/1/51	401,469
556,725	3.000% due 10/1/51	491,119
6,879,361	3.000% due 1/1/52	6,089,910
7,426,362	3.000% due 5/1/52	6,555,799
6,374,507	3.000% due 6/1/52	5,570,939
3,627,435	3.030% due 1/1/50	2,968,606
715,802	3.500% due 8/1/43	671,044
321,418	3.500% due 1/1/48	296,030
332,277	3.500% due 4/1/50	305,993
2,811,364	3.500% due 8/1/52	2,583,334
577,408	4.000% due 10/1/44	551,413
38,027	4.000% due 4/1/47	36,579
735,706	4.000% due 12/1/47	701,100
5,282,872	4.000% due 3/1/49	5,033,505
638,428	4.000% due 4/1/49	606,516
139,849	4.000% due 5/1/49	133,367
464,591	4.000% due 7/1/49	444,747
6,667,469	4.000% due 2/1/51	6,352,751
1,322,273	4.000% due 8/1/51	1,258,757
12,962,101	4.350% due 10/1/32	12,768,337
261,638	4.500% due 5/1/48	255,904
164,547	5.000% due 8/1/52	162,533
2,018,934	5.000% due 9/1/52	1,993,949
780,258	5.000% due 10/1/52	770,087
775,127	5.000% due 1/1/53	763,296
290,174	5.000% due 4/1/53	287,637
3,279,434	5.000% due 6/1/53	3,272,066
3,957,534	5.000% due 3/1/54	3,932,100
876,250	5.500% due 12/1/37	890,490
596,162	5.500% due 2/1/53	600,560
6,404,650	5.500% due 5/1/53	6,427,824
3,327,508	5.500% due 9/1/53	3,371,585
3,343,586	5.500% due 5/1/54	3,350,003
3,332,542	5.500% due 7/1/54	3,338,937
331,260	6.000% due 11/1/52	339,089
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$389,281	6.000% due 12/1/52	$399,233
162,166	6.000% due 3/1/53	167,113
3,420,238	6.000% due 8/1/53	3,514,078
3,092,409	6.000% due 4/1/54	3,195,918
1,315,492	6.000% due 6/1/54	1,346,158
1,253,933	6.000% due 8/1/54	1,281,590
	TOTAL FHLMC	128,930,414
FNMA – 17.6%
	Federal National Mortgage Association (FNMA):
995,533	1.500% due 9/1/51	758,743
233,875	1.500% due 10/1/51	177,936
142,197	1.500% due 11/1/51	108,263
809,439	1.500% due 4/1/52	615,591
469,229	2.000% due 5/1/36	424,594
456,773	2.000% due 8/1/36	413,216
292,882	2.000% due 9/1/36	265,736
28,390	2.000% due 6/1/37	25,632
313,750	2.000% due 9/1/40	272,654
767,865	2.000% due 12/1/40	664,420
353,513	2.000% due 4/1/41	305,603
107,700	2.000% due 5/1/41	93,105
447,523	2.000% due 10/1/41	384,126
13,627,303	2.000% due 6/1/50	11,013,011
10,415,555	2.000% due 8/1/50	8,443,274
1,166,369	2.000% due 9/1/50	945,856
768,776	2.000% due 12/1/50	622,407
3,544,008	2.000% due 2/1/51	2,868,668
5,454,363	2.000% due 3/1/51	4,393,735
2,761,114	2.000% due 4/1/51	2,218,573
12,786,429	2.000% due 5/1/51	10,334,880
134,175	2.000% due 7/1/51	108,114
225,065	2.250% due 4/1/33	192,345
62,057	2.500% due 6/1/30	59,718
5,469,320	2.500% due 2/1/47	4,686,380
283,748	2.500% due 4/1/50	239,971
282,409	2.500% due 6/1/50	239,059
286,039	2.500% due 7/1/50	242,703
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$480,146	2.500% due 9/1/50	$405,108
5,419,197	2.500% due 10/1/50	4,611,440
9,039,784	2.500% due 11/1/50	7,598,658
277,218	2.500% due 1/1/51	234,838
995,678	2.500% due 2/1/51	838,690
4,740,496	2.500% due 5/1/51	4,003,611
1,185,659	2.500% due 6/1/51	997,721
396,468	2.500% due 7/1/51	335,123
9,889,228	2.500% due 8/1/51	8,317,553
250,413	2.500% due 9/1/51	210,771
7,753,679	2.500% due 10/1/51	6,515,266
9,158,316	2.500% due 11/1/51	7,710,989
6,067,655	2.500% due 12/1/51	5,085,676
447,563	2.500% due 1/1/52	378,327
651,361	2.500% due 3/1/52	547,024
366,503	2.500% due 4/1/52	308,141
610,978	2.500% due 1/1/57	511,063
237,297	3.000% due 2/1/30	230,809
148,327	3.000% due 10/1/30	143,847
344,169	3.000% due 1/1/31	333,643
847,932	3.000% due 11/1/36	795,255
3,175,586	3.000% due 3/1/43	2,871,090
5,787,707	3.000% due 6/1/43	5,232,718
104,337	3.000% due 11/1/48	92,262
3,676,188	3.000% due 11/1/49	3,248,187
48,598	3.000% due 12/1/49	42,940
196,863	3.000% due 2/1/50	174,536
797,245	3.000% due 8/1/50	700,825
338,464	3.000% due 10/1/50	296,884
2,173,154	3.000% due 11/1/50	1,936,509
469,911	3.000% due 12/1/50	412,183
373,439	3.000% due 5/1/51	332,265
85,753	3.000% due 6/1/51	75,501
713,132	3.000% due 7/1/51	626,282
927,105	3.000% due 8/1/51	815,040
732,302	3.000% due 9/1/51	646,817
1,142,538	3.000% due 10/1/51	1,005,492
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$1,089,045	3.000% due 11/1/51	$957,380
564,394	3.000% due 12/1/51	496,109
271,274	3.000% due 1/1/52	237,981
6,095,694	3.000% due 2/1/52	5,325,999
302,544	3.000% due 4/1/52	265,842
416,425	3.000% due 5/1/52	366,525
3,687,313	3.000% due 4/1/53	3,244,771
490,000	3.000% due 4/1/55(a)	426,913
167,555	3.500% due 7/1/32	163,877
514,111	3.500% due 3/1/33	501,531
343,615	3.500% due 7/1/37	328,423
587,142	3.500% due 8/1/43	549,495
565,631	3.500% due 3/1/46	522,110
587,559	3.500% due 5/1/47	548,670
722,475	3.500% due 11/1/47	663,969
737,453	3.500% due 2/1/48	688,578
361,947	3.500% due 7/1/50	331,910
150,410	3.500% due 9/1/50	138,670
565,733	3.500% due 1/1/51	517,050
1,243,777	3.500% due 2/1/51	1,136,746
6,432,062	3.500% due 7/1/51	5,879,893
621,730	3.500% due 4/1/52	570,031
899,516	3.500% due 10/1/56	814,286
180,158	3.500% due 2/1/57	163,088
236,268	4.000% due 8/1/38	232,282
391,032	4.000% due 11/1/38	383,233
80,199	4.000% due 3/1/46	76,880
503,059	4.000% due 3/1/47	479,366
49,338	4.000% due 12/1/47	47,136
70,392	4.000% due 2/1/48	67,078
748,317	4.000% due 6/1/48	711,132
994,215	4.000% due 10/1/48	947,436
102,903	4.000% due 1/1/49	98,815
2,051,608	4.000% due 3/1/49	1,953,787
825,757	4.000% due 4/1/49	779,095
134,573	4.000% due 5/1/49	128,222
34,854	4.000% due 8/1/49	33,412
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$1,665,116	4.000% due 11/1/49	$1,586,516
567,416	4.000% due 4/1/50	540,041
8,439,277	4.000% due 5/1/51	8,039,186
358,557	4.000% due 8/1/51	342,473
2,012,451	4.000% due 10/1/51	1,909,934
417,627	4.000% due 6/1/52	393,274
3,818,842	4.000% due 7/1/52	3,587,487
793,797	4.390% due 4/1/29	794,123
303,049	4.500% due 12/1/37	301,908
2,189,000	4.500% due 3/1/42(a)	2,109,730
196,588	4.500% due 5/1/48	192,961
197,741	4.500% due 6/1/48	193,619
3,258,194	4.500% due 10/1/50	3,195,732
1,111,061	4.500% due 6/1/52	1,073,058
3,573,904	4.500% due 7/1/52	3,451,661
773,899	4.500% due 3/1/53	746,605
1,292,333	4.500% due 10/1/53	1,246,784
1,460,000	4.500% due 4/1/55(a)	1,404,905
120,000	4.750% due 4/1/28	121,293
562,369	5.000% due 7/1/52	555,489
16,262,535	5.000% due 9/1/52	16,045,342
846,535	5.000% due 10/1/52	835,130
128,481	5.000% due 11/1/52	126,745
1,659,447	5.000% due 12/1/52	1,640,469
81,943	5.000% due 3/1/53	80,729
8,116,959	5.000% due 4/1/53	8,009,762
585,000	5.065% due 12/1/28	598,889
291,020	5.500% due 4/1/38	295,754
384,266	5.500% due 10/1/52	387,951
1,140,383	5.500% due 11/1/52	1,150,318
1,299,277	5.500% due 12/1/52	1,310,734
5,594,157	5.500% due 1/1/53	5,642,049
5,347,968	5.500% due 2/1/53	5,382,545
697,360	5.500% due 6/1/53	702,613
7,013,168	5.500% due 7/1/53	7,115,926
6,666,484	5.500% due 11/1/53	6,702,185
691,318	5.500% due 8/1/54	694,567
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$6,248,300	5.500% due 11/1/54	$6,337,540
8,871,000	5.500% due 3/1/55(a)	8,882,060
413,252	6.000% due 5/1/53	425,622
9,671,350	6.000% due 6/1/54	9,942,078
429,927	6.000% due 9/1/54	438,968
41,810,000	6.000% due 3/1/55(a)	42,493,060
1,025,000	7.000% due 4/1/42(a)	1,071,264
	TOTAL FNMA	308,618,197
GNMA – 2.8%
	Government National Mortgage Association (GNMA):
5,580,000	2.000% due 3/1/55(a)	4,582,366
2,375,000	2.500% due 3/1/55(a)	2,035,270
260,000	4.000% due 3/1/55(a)	244,998
5,220,000	4.500% due 3/1/55(a)	5,036,770
2,330,000	5.000% due 3/1/55(a)	2,300,788
25,000	5.500% due 3/1/55(a)	25,062
4,430,000	6.000% due 3/1/55(a)	4,489,795
	Government National Mortgage Association (GNMA) II:
597,468	2.000% due 10/20/50	491,042
1,331,412	2.000% due 12/20/50	1,093,948
571,678	2.500% due 11/20/49	493,158
447,748	2.500% due 3/20/51	383,872
609,718	2.500% due 9/20/51	522,726
5,652,469	2.500% due 10/20/51	4,827,575
178,442	3.000% due 4/20/31	172,988
435,869	3.000% due 6/20/50	387,414
82,374	3.000% due 12/20/50	73,467
1,988,485	3.000% due 4/20/51	1,769,738
755,012	3.000% due 8/20/51	672,173
748,472	3.000% due 9/20/51	666,126
1,961,853	3.000% due 12/20/51	1,746,003
433,905	3.000% due 12/20/52	386,165
101,481	3.500% due 8/20/42	95,351
382,453	3.500% due 10/20/43	357,802
68,101	3.500% due 12/20/43	63,505
305,673	3.500% due 3/20/44	285,759
13,672	3.500% due 7/20/44	12,767
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$337,376	3.500% due 6/20/46	$313,293
283,324	3.500% due 2/20/49	262,632
206,979	3.500% due 6/20/49	190,652
505,227	3.500% due 11/20/49	464,765
442,932	3.500% due 6/20/50	408,311
568,240	3.500% due 9/20/50	523,151
477,817	3.500% due 2/20/51	439,702
2,676,026	3.500% due 10/20/51	2,467,936
4,016,569	3.500% due 2/20/52	3,698,810
911,391	3.500% due 1/20/53	838,254
425,495	4.000% due 10/20/44	409,668
282,707	4.000% due 2/20/45	272,192
193,221	4.000% due 10/20/45	185,734
241,348	4.000% due 2/20/47	230,495
503,241	4.000% due 10/20/48	476,989
413,216	4.000% due 3/20/49	392,736
1,147,273	4.000% due 2/20/52	1,085,446
547,656	4.500% due 2/20/40	542,485
185,625	4.500% due 7/20/49	181,290
190,660	4.500% due 8/20/49	185,513
270,507	4.500% due 8/20/52	261,457
251,663	4.500% due 9/20/52	243,191
1,127,256	4.500% due 10/20/52	1,089,076
245,592	5.000% due 5/20/40	248,919
195,067	5.000% due 6/20/40	197,710
76,393	5.000% due 7/20/40	77,474
691,974	6.000% due 10/20/54	702,374
	TOTAL GNMA	49,606,883
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $513,045,464)	487,155,494
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 22.9%
U.S. GOVERNMENT OBLIGATIONS – 22.9%
	U.S. Treasury Bonds:
3,565,000	2.000% due 11/15/41	2,520,984
1,555,000	3.250% due 5/15/42	1,324,423
5,735,000	3.375% due 8/15/42	4,958,535
33,950,000	3.875% due 2/15/43	31,326,832
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$6,715,000	3.625% due 2/15/44	$5,933,594
12,905,000	3.375% due 5/15/44	10,967,738
980,000	4.625% due 5/15/44	991,714
12,980,000	4.125% due 8/15/44	12,276,241
2,470,000	2.500% due 2/15/45	1,801,170
4,065,000	2.250% due 8/15/46	2,767,217
8,500,000	3.000% due 2/15/48	6,564,922
9,545,000	3.125% due 5/15/48	7,524,145
5,110,000	3.375% due 11/15/48	4,199,582
57,114,000	1.250% due 5/15/50	28,835,877
44,050,000	1.375% due 8/15/50	22,850,937
8,000,000	1.625% due 11/15/50	4,431,250
29,315,000	2.375% due 5/15/51	19,504,781
12,330,000	1.875% due 11/15/51	7,225,091
7,170,000	3.000% due 8/15/52	5,434,636
2,801,600	4.000% due 11/15/52	2,567,951
5,797,000	3.625% due 5/15/53	4,971,380
9,490,000	4.125% due 8/15/53	8,899,470
4,480,000	4.250% due 8/15/54	4,305,000
1,565,000	4.500% due 11/15/54	1,569,157
	U.S. Treasury Inflation Indexed Bonds:
4,071,468	0.750% due 2/15/42	3,308,942
981,781	1.375% due 2/15/44	868,425
2,084,089	0.750% due 2/15/45	1,614,868
2,099,162	0.250% due 2/15/50	1,315,008
	U.S. Treasury Inflation Indexed Notes:
935,253	1.375% due 7/15/33	909,982
4,194,151	1.750% due 1/15/34	4,181,526
	U.S. Treasury Notes:
3,700,000	0.375% due 4/30/25	3,676,682
4,650,000	0.750% due 5/31/26	4,464,000
6,800,000	0.875% due 9/30/26	6,474,609
39,725,000	4.250% due 12/31/26	39,889,486
6,123,000	0.625% due 11/30/27	5,594,174
9,475,000	4.250% due 1/15/28	9,545,322
4,000,000	0.750% due 1/31/28	3,648,281
34,460,000	2.375% due 3/31/29(b)	32,360,094
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$5,570,000	4.250% due 6/30/29	$5,622,436
6,015,000	4.125% due 11/30/29	6,046,015
7,155,000	4.375% due 12/31/29	7,266,797
10,000,000	0.875% due 11/15/30	8,396,094
6,090,000	4.500% due 12/31/31	6,234,637
45,980,000	4.250% due 11/15/34	46,159,609
	TOTAL U.S. GOVERNMENT OBLIGATIONS	401,329,614
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $428,113,894)	401,329,614
COLLATERALIZED MORTGAGE OBLIGATIONS – 18.0%
Asset Backed Securities – 0.4%
207,948	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(c)	184,646
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(c)(d)	3,748,467
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(c)(d)	3,220,107
	Total Asset Backed Securities	7,153,220
Mortgage Securities – 17.6%
220,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.491% (1-Month TSFR + 1.180)% due 9/15/34(c)(d)	218,212
193,657	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 5.115% due 1/25/61(c)	193,797
	Alternative Loan Trust:
487,575	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	417,425
4,266,213	Series 2005-7CB, Class 2A2, 0.616% (1-Month TSFR + 4.936)% due 3/1/38(d)(e)	161,789
4,266,213	Series 2005-7CB, Class 2A5, 4.884% (1-Month TSFR + 0.564)% due 3/1/38(d)	3,161,685
3,536,521	Series 2006-OA2, Class A1, 4.846% (1-Month TSFR + 0.534)% due 5/20/46(d)	3,097,791
1,934,854	Series 2007-4CB, Class 1A1, 5.034% (1-Month TSFR + 0.714)% due 4/25/37(d)	1,480,301
6,452,760	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,864,794
	Angel Oak Mortgage Trust:
196,759	Series 2020-R1, Class A1, 0.990% due 4/25/53(c)(d)	186,128
305,062	Series 2021-1, Class A1, 0.909% due 1/25/66(c)(d)	258,807
279,993	Series 2021-2, Class A1, 0.985% due 4/25/66(c)(d)	241,164
531,295	Series 2021-3, Class A1, 1.068% due 5/25/66(c)(d)	456,010
439,479	Series 2021-4, Class A1, 1.035% due 1/20/65(c)(d)	366,980
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$658,097	Series 2021-5, Class A1, 0.951% due 7/25/66(c)(d)	$568,428
1,045,598	Series 2021-6, Class A1, 1.458% due 9/25/66(c)(d)	878,898
1,192,108	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(c)	1,097,790
	AREIT Ltd.:
120,000	Series 2024-CRE9, Class A, 5.998% (1-Month TSFR + 1.686)% due 5/17/41(c)(d)	120,594
320,000	Series 2025-CRE10, Class A, 5.700% (1-Month TSFR + 1.388)% due 12/17/29(c)(d)	319,000
	BANK:
9,787,106	Series 2017-BNK4, Class XA, 1.329% due 5/15/50(d)(e)	228,852
15,080,396	Series 2018-BN10, Class XA, 0.685% due 2/15/61(d)(e)	257,769
6,416,955	Series 2022-BNK39, Class XA, 0.418% due 2/15/55(d)(e)	156,161
1,033,182	Series 2023-5YR4, Class XA, 1.005% due 12/15/56(d)(e)	33,596
1,679,959	Series 2023-BNK45, Class XA, 0.995% due 2/15/56(d)(e)	96,848
3,457,129	Series 2024-BNK47, Class XA, 0.822% due 6/15/57(d)(e)	206,031
3,882,930	Series 2024-BNK48, Class XA, 1.148% due 10/15/57(d)(e)	332,180
	BANK5:
347,000	Series 2024-5YR10, Class B, 6.140% due 10/15/57(d)	356,005
12,280,543	Series 2024-5YR8, Class XA, 0.901% due 8/15/57(d)(e)	428,496
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	372,527
	BBCMS Mortgage Trust:
1,236,000	Series 2018-TALL, Class F, 7.744% (1-Month TSFR + 3.432)% due 3/15/37(c)(d)	902,253
1,433,873	Series 2020-C7, Class XA, 1.599% due 4/15/53(d)(e)	73,718
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(d)	279,513
362,000	Series 2024-5C29, Class A3, 5.208% due 9/15/57	368,285
2,496,953	Series 2024-C24, Class XA, 1.625% due 2/15/57(d)(e)	255,041
3,680,609	Series 2024-C26, Class XA, 1.014% due 5/15/57(d)(e)	278,809
2,427,065	Series 2024-C28, Class XA, 1.111% due 9/15/57(d)(e)	194,825
1,960,000	Series 2025-C32, Class XA, 1.130% due 2/15/62(d)(e)	172,212
360,000	BDS LLC, Series 2024-FL13, Class A, 5.890% (1-Month TSFR + 1.576)% due 9/19/39(c)(d)	360,992
1,803,699	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.603% due 2/25/36(d)	1,261,865
	Benchmark Mortgage Trust:
2,349,280	Series 2020-B22, Class XA, 1.504% due 1/15/54(d)(e)	163,450
4,415,000	Series 2022-B35, Class A5, 4.443% due 5/15/55(d)	4,227,093
6,207,819	Series 2023-B39, Class XA, 0.573% due 7/15/56(d)(e)	238,483
1,699,236	Series 2023-B40, Class XA, 1.172% due 12/15/56(d)(e)	104,289
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$360,000	Series 2024-V10, Class A3, 5.277% due 9/15/57	$367,246
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	369,495
315,298	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(c)(d)	281,984
	BMO Mortgage Trust:
7,294,407	Series 2024-5C5, Class XA, 1.160% due 2/15/57(d)(e)	321,297
361,000	Series 2024-5C6, Class A3, 5.316% due 9/15/57	368,609
232,000	Series 2024-5C7, Class AS, 5.888% due 11/15/57(d)	239,044
3,408,669	Series 2024-C9, Class XA, 0.861% due 7/15/57(d)(e)	228,259
2,910,000	BMP, Series 2024-MF23, Class B, 5.953% (1-Month TSFR + 1.642)% due 6/15/41(c)(d)	2,910,000
1,410,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.233% (1-Month TSFR + 1.921)% due 8/15/41(c)(d)	1,416,219
620,000	BPR Trust, Series 2024-PMDW, Class A, 5.358% due 11/5/41(c)(d)	626,650
	BRAVO Residential Funding Trust:
154,002	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(c)(d)	142,710
113,233	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(c)(d)	108,803
357,000	BRSP Ltd., Series 2024-FL2, Class A, 6.259% (1-Month TSFR + 1.945)% due 8/19/37(c)(d)	356,142
3,375,000	BX, Series 2024-PALM, Class B, 6.103% (1-Month TSFR + 1.791)% due 6/15/37(c)(d)	3,378,338
	BX Commercial Mortgage Trust:
182,227	Series 2021-21M, Class A, 5.156% (1-Month TSFR + 0.844)% due 10/15/36(c)(d)	180,860
458,069	Series 2021-CIP, Class A, 5.347% (1-Month TSFR + 1.035)% due 12/15/38(c)(d)	457,640
1,380,000	Series 2021-VOLT, Class C, 5.526% (1-Month TSFR + 1.214)% due 9/15/36(c)(d)	1,369,650
220,000	Series 2021-VOLT, Class E, 6.426% (1-Month TSFR + 2.114)% due 9/15/36(c)(d)	219,620
203,103	Series 2021-XL2, Class A, 5.115% (1-Month TSFR + 0.803)% due 10/15/38(c)(d)	202,722
245,695	Series 2022-LP2, Class A, 5.325% (1-Month TSFR + 1.013)% due 2/15/39(c)(d)	245,235
240,000	Series 2024-AIRC, Class A, 6.003% (1-Month TSFR + 1.691)% due 8/15/39(c)(d)	240,900
220,000	Series 2024-GPA3, Class C, 6.204% (1-Month TSFR + 1.892)% due 12/15/39(c)(d)	220,069
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$3,138,580	Series 2024-MDHS, Class B, 6.153% (1-Month TSFR + 1.841)% due 5/15/41(c)(d)	$3,138,580
	BX Trust:
290,000	Series 2019-OC11, Class E, 3.944% due 12/9/41(c)(d)	266,121
1,400,000	Series 2021-ARIA, Class A, 5.326% (1-Month TSFR + 1.014)% due 10/15/36(c)(d)	1,399,125
104,955	Series 2022-PSB, Class A, 6.763% (1-Month TSFR + 2.451)% due 8/15/39(c)(d)	105,119
280,000	Series 2024-PAT, Class A, 6.402% (1-Month TSFR + 2.090)% due 3/15/41(c)(d)	280,350
182,000	BXP Trust, Series 2017-GM, Class B, 3.425% due 6/13/39(c)(d)	174,615
15,410,419	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.217% due 5/10/50(d)(e)	308,435
240,000	CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, 5.300% (1-Month TSFR + 0.988)% due 2/15/39(c)(d)	228,000
826,307	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(c)(d)	739,320
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,406,686
30,675,692	Series 2015-GC35, Class XA, 0.706% due 11/10/48(d)(e)	61,655
400,000	Series 2016-P4, Class B, 3.377% due 7/10/49	364,491
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,944,470
170,000	Series 2020-555, Class A, 2.647% due 12/10/41(c)	149,019
2,195,000	Series 2023-SMRT, Class B, 5.852% due 10/12/40(c)(d)	2,236,061
	COLT Mortgage Loan Trust:
453,526	Series 2021-1, Class A1, 0.910% due 6/25/66(c)(d)	385,490
457,329	Series 2021-2, Class A1, 0.924% due 8/25/66(c)(d)	378,789
134,174	Series 2021-2R, Class A1, 0.798% due 7/27/54(c)	118,367
813,584	Series 2021-3, Class A1, 0.956% due 9/27/66(c)(d)	669,886
1,134,318	Series 2021-HX1, Class A1, 1.110% due 10/25/66(c)(d)	973,788
1,136,095	Series 2022-1, Class A1, 2.284% due 12/27/66(c)(d)	1,027,128
	Commercial Mortgage Trust:
193,183	Series 2015-CR23, Class A4, 3.497% due 5/10/48	192,848
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(c)	2,557,528
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(c)	189,289
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(c)	271,090
505,000	Series 2024-277P, Class A, 6.338% due 8/10/44(c)	528,629
255,000	Series 2024-CBM, Class A2, 5.867% due 12/10/41(c)(d)	260,904
230,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, 6.152% (SOFR30A + 1.800)% due 2/25/44(c)(d)	232,297
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	Credit Suisse Commercial Mortgage Capital Trust:
$1,032,258	Series 2018-RPL9, Class A, 3.850% due 9/25/57(c)(d)	$992,758
351,998	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(c)(d)	288,189
420,581	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(c)(d)	350,210
2,603,367	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(c)(d)	2,289,812
303,489	Series 2021-RPL4, Class A1, 4.101% due 12/27/60(c)(d)	302,766
1,779,208	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3, 3.544% due 11/15/48	1,770,721
1,315,323	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	678,458
	CSMC:
928,976	Series 2010-8R, Class 5A11, 5.760% due 2/26/37(c)(d)	907,923
217,478	Series 2020-NET, Class A, 2.257% due 8/15/37(c)	212,820
175,498	Series 2021-B33, Class A1, 3.053% due 10/10/43(c)	165,295
129,435	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(c)(d)	116,882
588,765	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(c)(d)	530,931
678,544	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(c)(d)	578,750
530,042	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(c)(d)	479,238
	Csmc Trust:
1,113,001	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(c)(d)	933,707
1,320,571	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(c)(d)	1,180,266
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.242% due 6/10/50(d)(e)	147,206
2,036,625	Series 2020-C9, Class XA, 1.700% due 9/15/53(d)(e)	95,108
300,000	DC Trust, Series 2024-HLTN, Class A, 5.727% due 4/13/40(c)(d)	305,048
	Deephaven Residential Mortgage Trust:
75,480	Series 2021-1, Class A1, 0.715% due 5/25/65(c)(d)	71,568
177,475	Series 2021-2, Class A1, 0.899% due 4/25/66(c)(d)	156,453
180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.636% due 6/5/35(c)(d)	171,240
3,706,858	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.948% (1-Month TSFR + 0.634)% due 8/19/45(d)	2,860,523
	Ellington Financial Mortgage Trust:
75,202	Series 2021-1, Class A1, 0.797% due 2/25/66(c)(d)	64,709
199,521	Series 2021-2, Class A1, 0.931% due 6/25/66(c)(d)	164,280
755,627	Series 2021-3, Class A1, 1.241% due 9/25/66(c)(d)	623,668
598,808	Series 2022-1, Class A1, 2.206% due 1/25/67(c)(d)	525,258
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$312,330	Extended Stay America Trust, Series 2021-ESH, Class A, 5.506% (1-Month TSFR + 1.194)% due 7/15/38(c)(d)	$312,330
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
535,887	Series 3835, Class FO, 0.000% due 4/15/41(f)	415,509
3,952,231	Series 4223, Class SB, 0.069% (SOFR30A + 5.293)% due 7/15/43(d)	2,656,029
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	906,423
582,455	Series 4447, Class IO, 5.000% due 3/15/45(e)	121,135
666,722	Series 4504, Class DZ, 3.500% due 8/15/45	627,550
138,568	Series 4518, Class CZ, 3.500% due 10/15/45	127,687
9,802,209	Series 4655, Class CZ, 3.000% due 2/15/47	8,409,692
161,375	Series 4751, Class PL, 3.000% due 12/15/47	126,980
3,675,255	Series 4892, Class ES, 1.684% (SOFR30A + 6.036)% due 7/25/45(d)(e)	408,382
7,613,882	Series 4957, Class PB, 2.500% due 3/25/50	6,384,646
315,004	Series 5018, Class LW, 1.000% due 10/25/40	253,220
9,901,890	Series 5068, Class UZ, 2.500% due 1/25/51	6,299,587
652,898	Series 5083, Class AI, 2.500% due 3/25/51(e)	91,199
1,356,495	Series 5092, Class WI, 2.500% due 4/25/36(e)	125,180
5,832,433	Series 5131, Class IG, 3.500% due 8/25/51(e)	1,085,936
764,489	Series 5169, Class IO, 3.000% due 9/25/51(e)	126,602
642,799	Series 5178, Class IO, 4.000% due 3/25/45(e)	116,239
495,686	Series 5201, Class PA, 2.500% due 3/25/52	438,705
159,000	Series 5228, Class JL, 2.500% due 10/25/41	130,002
	Federal National Mortgage Association (FNMA), Aces:
32,372,925	Series 2020-M12, Class IO, 1.285% due 7/25/29(d)(e)	1,220,019
9,738,220	Series 2020-M15, Class X1, 1.434% due 9/25/31(d)(e)	641,634
20,632,129	Series 2020-M7, Class X2, 1.238% due 3/25/31(d)(e)	987,297
4,391,939	Series 2022-M4, Class A1X, 2.458% due 5/25/30(d)	4,089,884
6,729,609	Series 2022-M5, Class A1, 2.348% due 1/1/34(d)	6,235,925
	Federal National Mortgage Association (FNMA), Interest Strip:
1,111,192	Series 426, Class C38, 2.000% due 3/25/52(e)	142,273
906,820	Series 429, Class C3, 2.500% due 9/25/52(e)	145,240
927,136	Series 437, Class C8, 2.500% due 6/25/52(e)	146,740
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	437,212
101,024	Series 2011-51, Class TO, 0.000% due 6/25/41(f)	76,931
113,822	Series 2013-2, Class MA, 3.500% due 2/25/43	107,444
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	901,147
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$943,019	Series 2013-72, Class IW, 3.500% due 7/25/33(e)	$69,526
559,395	Series 2014-95, Class ZC, 3.000% due 1/25/45	503,755
395,569	Series 2015-55, Class PD, 2.500% due 3/25/43	384,527
503,460	Series 2016-3, Class MI, 5.500% due 2/25/46(e)	70,995
534,649	Series 2016-43, Class GZ, 3.000% due 7/25/46	468,014
822,641	Series 2017-105, Class ZE, 3.000% due 1/25/48	645,166
730,236	Series 2017-22, Class BZ, 3.500% due 4/25/47	669,093
507,880	Series 2018-91, Class BE, 3.500% due 12/25/58	456,779
338,061	Series 2020-35, Class AI, 3.000% due 6/25/50(e)	55,216
618,198	Series 2020-37, Class IM, 4.000% due 6/25/50(e)	123,437
536,401	Series 2020-74, Class HI, 5.500% due 10/25/50(e)	95,702
662,980	Series 2020-77, Class HI, 4.000% due 11/25/50(e)	137,811
1,585,126	Series 2020-99, Class KI, 1.500% due 11/25/35(e)	79,016
877,663	Series 2021-3, Class NI, 2.500% due 2/25/51(e)	131,542
861,560	Series 2021-3, Class TI, 2.500% due 2/25/51(e)	141,311
10,140,454	Series 2021-4, Class GD, 1.000% due 2/25/51	7,568,347
865,413	Series 2021-95, Class GI, 3.000% due 1/25/52(e)	126,809
10,197,389	Series 2021-95, Class ZV, 2.500% due 1/25/52	6,279,426
743,698	Series 2022-3, Class PI, 3.000% due 1/25/52(e)	90,928
8,373,713	Series 2023-36, Class IO, 2.500% due 10/25/52(e)	1,312,632
	Freddie Mac Multifamily Structured Pass-Through Certificates:
102,347,481	Series K064, Class X1, 0.590% due 3/25/27(d)(e)	1,052,900
26,628,167	Series K066, Class X1, 0.731% due 6/25/27(d)(e)	363,504
2,055,086	Series K118, Class X1, 0.953% due 9/25/30(d)(e)	88,217
5,042,769	Series K124, Class X1, 0.716% due 12/25/30(d)(e)	172,087
53,492,919	Series K125, Class X1, 0.578% due 1/25/31(d)(e)	1,473,243
30,507,256	Series K129, Class X1, 1.030% due 5/25/31(d)(e)	1,472,802
30,072,478	Series K130, Class X1, 1.036% due 6/25/31(d)(e)	1,591,938
31,296,383	Series K132, Class X1, 0.507% due 8/25/31(d)(e)	852,535
5,565,000	Series K-158, Class A2, 4.050% due 7/25/33	5,386,387
1,771,083	Series K-162, Class X1, 0.370% due 12/25/33(d)(e)	53,977
2,994,692	Series K-164, Class X1, 0.282% due 5/25/34(d)(e)	76,136
46,098,862	Series K-165, Class X1, 0.599% due 9/25/34(d)(e)	2,241,617
2,349,995	Series K753, Class X1, 0.229% due 10/25/30(d)(e)	33,387
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,438,420
	Freddie Mac Seasoned Credit Risk Transfer Trust:
265,436	Series 2019-1, Class MA, 3.500% due 7/25/58	252,914
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$459,997	Series 2019-1, Class MT, 3.500% due 7/25/58	$409,701
569,249	Series 2020-1, Class MT, 2.500% due 8/25/59	466,768
5,524,336	Series 2020-2, Class MT, 2.000% due 11/25/59	4,383,105
5,164,068	Series 2020-3, Class M5TW, 3.000% due 5/25/60	4,619,062
	Freddie Mac STACR REMIC Trust:
550,000	Series 2022-DNA4, Class M1B, 7.702% (SOFR30A + 3.350)% due 5/25/42(c)(d)	576,596
245,000	Series 2022-DNA7, Class M1B, 9.352% (SOFR30A + 5.000)% due 3/25/52(c)(d)	268,239
570,000	Series 2022-HQA3, Class M1B, 7.902% (SOFR30A + 3.550)% due 8/25/42(c)(d)	601,007
	Freddie Mac Strips:
628,491	Series 303, Class C10, 3.500% due 1/15/33(e)	54,413
848,271	Series 375, Class C1, 2.500% due 1/25/51(e)	132,270
764,188	Series 386, Class C14, 2.500% due 3/15/52(e)	115,814
2,419,865	Series 389, Class C1, 1.500% due 5/15/37(e)	133,742
1,173,124	Series 389, Class C35, 2.000% due 6/15/52(e)	150,766
944,179	Series 405, Class C17, 2.500% due 8/25/52(e)	145,531
	GCAT Trust:
355,305	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(c)(d)	308,565
388,835	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(c)(d)	329,923
514,207	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(c)(d)	441,416
733,512	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(c)(d)	609,010
1,066,056	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(c)(d)	885,088
340,772	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(c)(d)	313,755
	Government National Mortgage Association (GNMA):
614,564	Series 2012-116, Class IB, 4.000% due 9/16/42(e)	145,359
1,147,333	Series 2012-32, Class Z, 3.500% due 3/20/42	1,053,510
673,729	Series 2014-12, Class ZB, 3.000% due 1/16/44	606,929
543,001	Series 2014-46, Class IO, 5.000% due 3/16/44(e)	76,773
1,849,833	Series 2016-37, Class QF, 4.826% (1-Month TSFR + 0.514)% due 3/20/46(d)	1,822,629
409,077	Series 2019-5, Class JI, 5.000% due 7/16/44(e)	58,593
7,368,094	Series 2020-151, Class MI, 2.500% due 10/20/50(e)	1,101,893
21,830,021	Series 2020-173, Class JI, 2.000% due 11/20/50(e)	2,557,352
14,696,631	Series 2021-129, Class IO, 0.983% due 6/16/63(d)(e)	1,039,751
9,628,960	Series 2021-137, Class IQ, 3.000% due 8/20/51(e)	1,537,962
20,946,915	Series 2021-184, Class IO, 0.884% due 12/16/61(d)(e)	1,418,934
764,279	Series 2021-215, Class KA, 2.500% due 10/20/49	674,431
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$12,531,150	Series 2021-30, Class IB, 2.500% due 2/20/51(e)	$1,883,438
16,651,118	Series 2021-35, Class IO, 1.032% due 12/16/62(d)(e)	1,260,673
18,595,295	Series 2021-52, Class IO, 0.721% due 4/16/63(d)(e)	968,164
14,266,149	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636)% due 4/20/51(d)(e)	405,725
4,002,728	Series 2021-77, Class EA, 1.000% due 7/20/50	3,048,516
13,478,138	Series 2021-77, Class IT, 2.500% due 5/20/51(e)	1,828,754
19,189,767	Series 2021-79, Class IO, 0.883% due 8/16/63(d)(e)	1,261,472
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52(f)	2,432,628
402,150	Series 2022-24, Class GA, 3.000% due 2/20/52	366,941
27,449,671	Series 2022-49, Class IO, 0.762% due 3/16/64(d)(e)	1,465,785
14,272,980	Series 2022-61, Class EI, 3.000% due 7/20/51(e)	2,141,868
7,741,949	Series 2022-64, Class IO, 2.500% due 2/20/50(e)	842,372
30,512,587	Series 2022-80, Class IO, 0.593% due 6/16/64(d)(e)	1,376,176
27,963,687	Series 2022-82, Class IO, 0.539% due 2/16/64(d)(e)	1,217,550
23,927,477	Series 2024-29, Class AI, 0.725% due 10/16/65(d)(e)	1,458,906
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.487% due 3/10/41(c)(d)	1,419,214
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 6.209% (1-Month TSFR + 1.897)% due 7/15/31(c)(d)	96,272
400,000	Series 2018-TWR, Class E, 6.709% (1-Month TSFR + 2.397)% due 7/15/31(c)(d)	58,276
400,000	Series 2018-TWR, Class F, 7.409% (1-Month TSFR + 3.097)% due 7/15/31(c)(d)	32,188
400,000	Series 2018-TWR, Class G, 8.534% (1-Month TSFR + 4.222)% due 7/15/31(c)(d)	5,772
200,000	Series 2021-IP, Class C, 5.976% (1-Month TSFR + 1.664)% due 10/15/36(c)(d)	198,947
	GS Mortgage Securities Trust:
534,074	Series 2015-GC30, Class A4, 3.382% due 5/10/50	532,663
9,840,079	Series 2017-GS7, Class XA, 1.074% due 8/10/50(d)(e)	191,178
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(d)	1,367,580
350,000	Series 2018-GS9, Class C, 4.346% due 3/10/51(d)	316,309
4,196,240	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 4.728% (1-Month TSFR + 0.414)% due 1/25/47(d)	3,959,545
350,000	HIH Trust, Series 2024-61P, Class A, 6.154% (1-Month TSFR + 1.842)% due 10/15/41(c)(d)	352,078
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$1,543,192	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(c)	$1,554,477
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% due 5/10/39(c)(d)	323,844
	Imperial Fund Mortgage Trust:
390,953	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(c)(d)	325,355
762,268	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(c)(d)	653,761
1,229,883	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(c)	1,150,247
1,150,000	IRV Trust, Series 2025-200P, Class A, 5.295% due 3/14/47(c)(d)	1,161,133
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(c)	1,820,217
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(c)(d)	107,821
292,884	Series 2022-NLP, Class A, 4.908% (1-Month TSFR + 0.597)% due 4/15/37(c)(d)	288,491
	JP Morgan Mortgage Trust:
6,350,668	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,324,382
1,468,405	Series 2021-3, Class B1, 2.937% due 7/25/51(c)(d)	1,226,403
529,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.576% due 3/17/49	522,681
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,051,968
	Legacy Mortgage Asset Trust:
288,486	Series 2021-GS2, Class A1, step bond to yield, 4.750% due 4/25/61(c)	288,222
393,131	Series 2021-GS3, Class A1, step bond to yield, 4.750% due 7/25/61(c)	392,622
194,529	Series 2021-GS4, Class A1, step bond to yield, 4.650% due 11/25/60(c)	194,653
2,392,161	Lehman XS Trust, Series 2007-4N, Class 1A3, 4.914% (1-Month TSFR + 0.594)% due 3/25/47(d)	2,026,964
295,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874% due 10/13/33(c)(d)	294,347
	Life Mortgage Trust:
2,121,000	Series 2021-BMR, Class D, 5.826% (1-Month TSFR + 1.514)% due 3/15/38(c)(d)	2,107,744
2,400,000	Series 2022-BMR2, Class D, 6.854% (1-Month TSFR + 2.542)% due 5/15/39(c)(d)	2,245,693
320,000	LoanCore 2025 Issuer LLC, Series 2025-CRE8, Class A, 5.760% (1-Month TSFR + 1.385)% due 8/17/42(c)(d)	319,453
6,037,853	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,688,986
360,000	MF1, Series 2024-FL15, Class A, 6.000% (1-Month TSFR + 1.688)% due 8/18/41(c)(d)	361,560
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	MF1 LLC:
$200,000	Series 2023-FL12, Class A, 6.380% (1-Month TSFR + 2.066)% due 10/19/38(c)(d)	$200,232
320,000	Series 2025-FL17, Class A, 0.000% (1-Month TSFR + 1.320)% due 2/18/40(c)(d)	319,204
	MFA Trust:
192,585	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(c)(d)	179,036
281,621	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(c)(d)	245,273
30,471	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.227% (1-Month TSFR + 0.915)% due 4/15/38(c)(d)	30,442
112,000	MHC Trust, Series 2021-MHC2, Class D, 5.926% (1-Month TSFR + 1.614)% due 5/15/38(c)(d)	111,685
	Morgan Stanley Bank of America Merrill Lynch Trust:
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,393,309
400,000	Series 2016-C31, Class C, 4.255% due 11/15/49(d)	345,939
	Morgan Stanley Capital I Trust:
13,265,344	Series 2016-UB11, Class XA, 1.431% due 8/15/49(d)(e)	194,869
11,216,323	Series 2016-UB12, Class XA, 0.631% due 12/15/49(d)(e)	89,871
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	373,577
20,602,839	Series 2019-L3, Class XA, 0.605% due 11/15/52(d)(e)	501,104
400,000	Series 2020-L4, Class B, 3.082% due 2/15/53	356,755
3,420,000	Series 2021-L7, Class A4, 2.322% due 10/15/54	2,945,603
359,809	Series 2024-NSTB, Class A, 3.900% due 9/24/57(c)(d)	346,899
798,396	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.907% due 12/15/56(d)(e)	48,789
	New Residential Mortgage Loan Trust:
246,659	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(c)(d)	223,734
131,874	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(c)(d)	125,168
868,433	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(c)(d)	756,048
1,832,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(c)	1,868,574
824,787	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(c)(d)	711,627
2,650,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.312% due 11/5/41(c)(d)	2,570,631
195,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% due 2/10/47(c)(d)	202,953
590,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.523% (1-Month TSFR + 1.213)% due 2/15/42(c)(d)	587,808
	OBX Trust:
556,597	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(c)(d)	480,143
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$504,128	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(c)(d)	$416,372
1,021,934	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(c)(d)	910,388
1,029,363	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 4.843% due 9/25/51(c)	1,025,383
664,915	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 4.992% due 2/25/61(c)	664,141
	PRPM LLC:
504,485	Series 2021-5, Class A1, step bond to yield, 4.793% due 6/25/26(c)	503,827
396,591	Series 2021-6, Class A1, step bond to yield, 4.793% due 7/25/26(c)	397,062
448,382	Series 2021-8, Class A1, 4.743% due 9/25/26(c)(d)	447,625
1,122,379	Series 2021-9, Class A1, step bond to yield, 5.363% due 10/25/26(c)	1,123,226
175,633	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(c)	162,037
2,869,472	Series 2024-6, Class A1, step bond to yield, 5.699% due 11/25/29(c)	2,886,360
	Rali Trust:
912,678	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	719,489
2,588,602	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,129,404
3,308,010	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,769,710
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(c)(d)	2,977,689
117,863	Series 2021-1R, Class A1, 0.859% due 1/25/65(c)(d)	112,388
1,971,122	RFR Trust, Series 2025-SGRM, Class A, 5.562% due 3/11/29(c)(d)	1,993,746
724,000	ROCK Trust, Series 2024-CNTR, Class A, 5.388% due 11/13/41(c)	734,521
	SG Residential Mortgage Trust:
761,946	Series 2021-1, Class A1, 1.160% due 7/25/61(c)(d)	616,644
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(c)(d)	4,152,620
1,455,000	SHR Trust, Series 2024-LXRY, Class A, 6.262% (1-Month TSFR + 1.950)% due 10/15/41(c)(d)	1,460,919
1,760,000	SMRT, Series 2022-MINI, Class D, 6.262% (1-Month TSFR + 1.950)% due 1/15/39(c)(d)	1,738,000
116,556	SREIT Trust, Series 2021-MFP, Class C, 5.755% (1-Month TSFR + 1.443)% due 11/15/38(c)(d)	116,337
366,872	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(c)(d)	340,641
	Starwood Mortgage Residential Trust:
121,950	Series 2021-2, Class A1, 0.943% due 5/25/65(c)(d)	113,332
595,505	Series 2021-3, Class A1, 1.127% due 6/25/56(c)(d)	515,010
792,075	Series 2021-4, Class A1, 1.162% due 8/25/56(c)(d)	707,725
788,888	Series 2021-6, Class A1, 1.920% due 11/25/66(c)(d)	690,988
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$220,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 6.304% (1-Month TSFR + 1.992)% due 12/15/39(c)(d)	$219,923
985,000	TEXAS Commercial Mortgage Trust 2025-TWR, Series 2025-TWR, Class A, 5.603% (1-Month TSFR + 1.293)% due 4/15/42(c)(d)	983,153
	Towd Point Mortgage Trust:
1,419,044	Series 2021-R1, Class A1, 2.918% due 11/30/60(c)(d)	1,266,428
2,478,283	Series 2022-4, Class A1, 3.750% due 9/25/62(c)	2,351,610
287,329	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(c)(d)	252,856
347,551	TRTX Issuer Ltd., Series 2022-FL5, Class A, 5.962% (1-Month TSFR + 1.650)% due 2/15/39(c)(d)	347,559
3,714,288	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.477% due 6/15/50(d)(e)	89,509
173,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(c)	175,208
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(c)(d)	2,895,878
204,873	Series 2021-2, Class A1, 1.031% due 2/25/66(c)(d)	180,833
357,039	Series 2021-4, Class A1, 0.938% due 7/25/66(c)(d)	299,019
891,740	Series 2021-5, Class A1, 1.013% due 9/25/66(c)(d)	757,391
937,025	Series 2021-6, Class A1, 1.630% due 10/25/66(c)(d)	804,461
1,140,324	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(c)	1,021,693
124,817	Series 2021-R1, Class A1, 0.820% due 10/25/63(c)(d)	117,993
242,969	Series 2021-R2, Class A1, 0.918% due 2/25/64(c)(d)	223,606
802,488	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(c)	741,650
176,000	VMC Finance LLC, Series 2022-FL5, Class AS, 6.740% (SOFR30A + 2.400)% due 2/18/39(c)(d)	175,541
162,153	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 4.992% due 5/25/51(c)	161,909
183,087	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 5.893% due 2/27/51(c)	183,154
601,896	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 5.240% due 4/25/51(c)	602,605
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,350,347
8,651,160	Series 2017-C38, Class XA, 0.913% due 7/15/50(d)(e)	137,009
526,619	Series 2018-C45, Class ASB, 4.147% due 6/15/51	522,209
352,519	Series 2019-C50, Class A4, 3.466% due 5/15/52	339,421
361,000	Series 2019-JWDR, Class C, 3.038% due 9/15/31(c)(d)	349,791
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	715,866
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$4,343,421	Series 2024-C63, Class XA, 1.004% due 8/15/57(d)(e)	$327,598
	Total Mortgage Securities	307,685,098
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $363,321,071)	314,838,318
CORPORATE BONDS & NOTES – 16.9%
Basic Materials – 0.3%
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	187,833
94,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34	97,368
200,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(c)	200,266
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(c)	41,684
100,000	Avient Corp., Senior Unsecured Notes, 6.250% due 11/1/31(c)	100,282
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
300,000	4.900% due 2/28/33	299,822
25,000	5.250% due 9/8/33	25,496
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	325,380
172,000	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	163,460
65,000	Cleveland-Cliffs Inc., Company Guaranteed Notes, 6.875% due 11/1/29(c)	65,337
	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
200,000	5.125% due 2/2/33	193,326
270,000	6.780% due 1/13/55(c)	282,005
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	161,986
55,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(c)	54,014
128,000	DuPont de Nemours Inc., Senior Unsecured Notes, 5.319% due 11/15/38	133,136
200,000	EQUATE Petrochemical Co. KSC, Company Guaranteed Notes, 5.000% due 5/18/25	199,763
	Glencore Funding LLC, Company Guaranteed Notes:
180,000	1.625% due 4/27/26(c)	174,060
1,087,000	5.371% due 4/4/29(c)	1,108,778
160,000	6.375% due 10/6/30(c)	170,585
180,000	2.850% due 4/27/31(c)	159,056
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	208,068
105,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(c)	106,248
55,000	Mativ Holdings Inc., Company Guaranteed Notes, 8.000% due 10/1/29(c)	50,939
35,000	Novelis Inc., Company Guaranteed Notes, 6.875% due 1/30/30(c)	35,780
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$200,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	$206,068
50,000	Olin Corp., Senior Unsecured Notes, 6.625% due 4/1/33(c)	50,000
365,000	Rio Tinto Alcan Inc., Senior Unsecured Notes, 6.125% due 12/15/33	391,709
425,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	377,109
98,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.400% due 6/28/54	98,465
165,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(c)	151,137
	Total Basic Materials	5,819,160
Communications – 1.6%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(c)	183,992
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(c)	156,226
	AT&T Inc., Senior Unsecured Notes:
4,085,000	2.250% due 2/1/32	3,444,368
4,175,000	2.550% due 12/1/33	3,436,903
225,000	5.400% due 2/15/34	230,057
100,000	Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes, 6.875% (5-Year CMT Index + 2.390)% due 9/15/55(d)	100,334
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.125% due 5/1/27(c)	113,416
210,000	4.750% due 3/1/30(c)	195,671
95,000	4.750% due 2/1/32(c)	85,356
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
320,000	4.200% due 3/15/28	312,963
61,000	6.100% due 6/1/29	63,000
315,000	6.550% due 6/1/34	326,465
3,965,000	6.384% due 10/23/35	4,037,368
156,000	3.500% due 3/1/42	109,102
310,000	4.800% due 3/1/50	239,951
185,000	4.400% due 12/1/61	127,504
	Cisco Systems Inc., Senior Unsecured Notes:
445,000	4.750% due 2/24/30	449,698
205,000	4.950% due 2/26/31	208,988
115,000	5.350% due 2/26/64	113,555
50,000	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(c)	44,325
40,000	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.875% due 4/1/30(c)	40,845
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Comcast Corp., Company Guaranteed Notes:
$855,000	3.750% due 4/1/40	$709,116
410,000	2.887% due 11/1/51	257,272
	CommScope LLC, Senior Secured Notes:
27,000	4.750% due 9/1/29(c)	24,287
40,000	9.500% due 12/15/31(c)	41,650
45,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(c)	42,397
90,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(c)	85,897
	Cox Communications Inc., Company Guaranteed Notes:
380,000	5.450% due 9/1/34(c)	373,911
135,000	5.950% due 9/1/54(c)	127,977
380,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(c)	326,744
200,000	CSC Holdings LLC, Company Guaranteed Notes, 6.500% due 2/1/29(c)	167,000
109,449	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(c)	4,461
95,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(c)	93,506
	Discovery Communications LLC, Company Guaranteed Notes:
54,000	4.125% due 5/15/29	51,256
145,000	3.625% due 5/15/30	131,735
75,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29	50,598
110,000	DISH DBS Corp., Senior Secured Notes, 5.750% due 12/1/28(c)	97,575
85,000	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	91,069
65,000	Embarq LLC, Senior Unsecured Notes, 7.995% due 6/1/36	31,716
	Expedia Group Inc., Company Guaranteed Notes:
370,000	3.800% due 2/15/28	360,565
208,000	5.400% due 2/15/35	210,635
99,900	Frontier Communications Holdings LLC, Secured Notes, 5.875% due 11/1/29	99,940
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(c)	127,861
50,000	Gray Media Inc., Senior Secured Notes, 10.500% due 7/15/29(c)	51,564
20,000	iHeartCommunications Inc., Senior Secured Notes, 9.125% due 5/1/29(c)	16,950
50,000	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(c)	46,579
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(c)	30,800
65,000	Level 3 Financing Inc., Secured Notes, 4.500% due 4/1/30(c)	53,625
100,000	Level 3 Financing Inc., Senior Secured Notes, 10.500% due 4/15/29(c)	112,000
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(c)	147,572
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	McGraw-Hill Education Inc., Senior Secured Notes:
$60,000	5.750% due 8/1/28(c)	$58,845
20,000	7.375% due 9/1/31(c)	20,454
286,000	Meta Platforms Inc., Senior Unsecured Notes, 5.600% due 5/15/53	293,984
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	178,845
	Netflix Inc., Senior Unsecured Notes:
129,000	5.375% due 11/15/29(c)	133,138
108,000	5.400% due 8/15/54	108,625
200,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274)%(d)(g)	199,879
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(c)	57,778
	Paramount Global, Senior Unsecured Notes:
73,000	4.950% due 1/15/31	70,374
295,000	4.375% due 3/15/43	225,292
300,000	5.850% due 9/1/43	270,924
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(c)	17,374
125,000	Sirius XM Radio LLC, Company Guaranteed Notes, 5.500% due 7/1/29(c)	122,411
	T-Mobile USA Inc., Company Guaranteed Notes:
295,000	3.875% due 4/15/30	282,499
2,001,000	2.875% due 2/15/31	1,785,059
90,000	5.050% due 7/15/33	89,737
195,000	5.750% due 1/15/34	204,075
235,000	4.700% due 1/15/35	227,179
426,000	5.500% due 1/15/55	412,909
330,000	Uber Technologies Inc., Senior Unsecured Notes, 4.800% due 9/15/34	321,720
	Univision Communications Inc., Senior Secured Notes:
75,000	4.500% due 5/1/29(c)	67,675
25,000	8.500% due 7/31/31(c)	24,923
6,026,000	Verizon Communications Inc., Senior Unsecured Notes, 1.750% due 1/20/31	5,094,942
167,000	Videotron Ltd., Company Guaranteed Notes, 5.700% due 1/15/35(c)	167,775
50,000	Wayfair LLC, Senior Secured Notes, 7.250% due 10/31/29(c)	50,781
65,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(c)	67,195
	Total Communications	28,540,737
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – 0.6%
$90,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(c)	$89,907
65,000	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(c)	67,839
30,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(c)	25,350
130,000	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(c)	136,986
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	54,933
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(c)	55,661
142,000	AutoNation Inc., Senior Unsecured Notes, 5.890% due 3/15/35	144,620
	AutoZone Inc., Senior Unsecured Notes:
180,000	6.550% due 11/1/33	197,218
230,000	5.400% due 7/15/34	234,071
160,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(c)	159,519
115,000	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(c)	118,285
140,000	Caesars Entertainment Inc., Company Guaranteed Notes, 6.000% due 10/15/32(c)	136,517
59,000	Carnival Corp., Company Guaranteed Notes, 6.125% due 2/15/33(c)	59,418
	Carvana Co., Senior Secured Notes:
38,411	9.000% due 12/1/28(c)(h)	39,787
55,000	9.000% due 6/1/30(c)(h)	58,385
140,000	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 5/15/28(c)	142,926
100,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.600% due 4/20/30	87,161
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(c)	52,932
78,000	Cummins Inc., Senior Unsecured Notes, 5.450% due 2/20/54	78,559
45,000	Dana Inc., Senior Unsecured Notes, 5.375% due 11/15/27	44,917
65,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(c)	64,156
115,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(c)	91,586
192,000	DR Horton Inc., Company Guaranteed Notes, 5.000% due 10/15/34	189,775
95,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(c)	88,338
55,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(c)	55,379
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(c)	71,829
104,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.625% due 4/4/32	104,226
157,000	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	157,290
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	$51,057
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(c)	71,254
294,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.250% due 6/30/29	297,013
280,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(c)	284,405
80,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(c)	79,072
40,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(c)	42,344
35,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(c)	32,213
105,000	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(c)	105,388
65,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(c)	66,931
20,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(c)	16,810
86,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 5.625% due 4/15/53	85,244
45,000	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 4/1/29(c)	43,998
314,000	Marriott International Inc., Senior Unsecured Notes, 5.350% due 3/15/35	314,432
120,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(c)	111,983
167,000	McDonald’s Corp., Senior Unsecured Notes, 5.450% due 8/14/53	164,874
101,000	Meritage Homes Corp., Company Guaranteed Notes, 5.650% due 3/15/35	100,416
200,000	Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(c)	196,885
45,000	Michaels Cos., Inc., Senior Secured Notes, 5.250% due 5/1/28(c)	33,760
40,000	Michaels Cos., Inc., Senior Unsecured Notes, 7.875% due 5/1/29(c)	24,416
100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(c)	95,522
13,000	NCL Corp., Ltd., Company Guaranteed Notes, 5.875% due 3/15/26(c)	13,004
	NCL Corp., Ltd., Senior Unsecured Notes:
15,000	6.250% due 3/1/30(c)	15,070
35,000	6.750% due 2/1/32(c)	35,778
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(c)	134,422
	O’Reilly Automotive Inc., Senior Unsecured Notes:
76,000	5.750% due 11/20/26	77,471
189,000	4.700% due 6/15/32	185,735
96,000	5.000% due 8/19/34	95,088
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(c)	50,002
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$30,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(c)	$22,066
145,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Senior Secured Notes, 6.625% due 2/1/33(c)	144,823
199,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.375% due 7/15/27(c)	199,351
	Sabre GLBL Inc., Senior Secured Notes:
28,000	8.625% due 6/1/27(c)	28,791
37,000	10.750% due 11/15/29(c)	39,431
45,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(c)	44,257
60,000	Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Company Guaranteed Notes, 5.250% due 7/15/29	58,196
130,000	Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada’s Wonderland Co., Senior Secured Notes, 6.625% due 5/1/32(c)	133,183
60,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(c)	56,482
15,000	Staples Inc., Secured Notes, 12.750% due 1/15/30(c)	10,856
60,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(c)	57,301
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(c)	55,499
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(c)	59,638
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(c)	11,300
	Tapestry Inc., Senior Unsecured Notes:
190,000	5.100% due 3/11/30	190,703
215,000	5.500% due 3/11/35	214,696
1,201,389	United Airlines 2016-2 Class B Pass-Through Trust, Pass Thru Certificates, 3.650% due 10/7/25	1,186,815
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(c)	45,958
85,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(c)	90,330
	Viking Cruises Ltd., Company Guaranteed Notes:
145,000	5.875% due 9/15/27(c)	144,831
55,000	9.125% due 7/15/31(c)	59,690
	Warnermedia Holdings Inc., Company Guaranteed Notes:
110,000	4.054% due 3/15/29	104,498
890,000	4.279% due 3/15/32	799,514
450,000	5.050% due 3/15/42	372,838
715,000	5.141% due 3/15/52	551,867
645,000	5.391% due 3/15/62	495,587
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(c)	$149,288
	Total Consumer Cyclical	10,959,946
Consumer Non-cyclical – 1.3%
	AbbVie Inc., Senior Unsecured Notes:
205,000	4.950% due 3/15/31	208,256
70,000	5.200% due 3/15/35	71,519
172,000	5.500% due 3/15/64	172,588
249,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(c)	215,671
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.100% due 2/2/31	162,215
60,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(c)	55,791
795,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(c)	772,969
140,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(c)	144,374
249,000	Amgen Inc., Senior Unsecured Notes, 5.750% due 3/2/63	249,358
290,000	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.750% due 1/23/29	292,642
255,000	Bacardi-Martini BV, Senior Unsecured Notes, 6.000% due 2/1/35(c)	262,445
	BAT Capital Corp., Company Guaranteed Notes:
220,000	5.834% due 2/20/31	229,259
202,000	4.540% due 8/15/47	165,138
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(c)	177,225
45,000	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(c)	43,622
35,000	Bausch Health Cos., Inc., Company Guaranteed Notes, 5.250% due 1/30/30(c)	22,598
110,000	Bausch Health Cos., Inc., Senior Secured Notes, 4.875% due 6/1/28(c)	95,425
220,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.550% due 2/22/54	220,945
196,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.650% due 9/17/34	189,491
78,000	Campbell’s Co., Senior Unsecured Notes, 5.400% due 3/21/34	79,311
	Cardinal Health Inc., Senior Unsecured Notes:
695,000	5.000% due 11/15/29	700,951
368,000	4.900% due 9/15/45	333,733
500,000	Cencora Inc., Senior Unsecured Notes, 4.850% due 12/15/29	502,170
	Centene Corp., Senior Unsecured Notes:
368,000	3.000% due 10/15/30	321,824
745,000	2.625% due 8/1/31	627,710
35,000	CHS/Community Health Systems Inc., Secured Notes, 6.875% due 4/15/29(c)	24,412
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	CHS/Community Health Systems Inc., Senior Secured Notes:
$75,000	6.000% due 1/15/29(c)	$67,796
70,000	4.750% due 2/15/31(c)	56,856
355,000	CommonSpirit Health, Senior Secured Notes, 5.205% due 12/1/31	360,061
	Conagra Brands Inc., Senior Unsecured Notes:
460,000	5.300% due 10/1/26	464,973
445,000	4.850% due 11/1/28	445,287
185,000	CSL Finance PLC, Company Guaranteed Notes, 4.250% due 4/27/32(c)	177,921
	CVS Health Corp., Senior Unsecured Notes:
355,000	3.250% due 8/15/29	331,273
50,000	3.750% due 4/1/30	47,158
90,000	1.750% due 8/21/30	76,060
265,000	1.875% due 2/28/31	220,614
220,000	2.125% due 9/15/31	183,078
210,000	4.780% due 3/25/38	190,527
62,000	4.125% due 4/1/40	50,899
55,000	Dcli Bidco LLC, 2nd Mortgage Notes, 7.750% due 11/15/29(c)	57,420
	Elevance Health Inc., Senior Unsecured Notes:
305,000	4.500% due 10/30/26	305,234
322,000	5.125% due 2/15/53	295,830
	Eli Lilly & Co., Senior Unsecured Notes:
140,000	4.200% due 8/14/29	139,006
95,000	4.600% due 8/14/34	93,629
20,000	5.050% due 8/14/54	19,238
310,000	5.500% due 2/12/55	319,945
160,900	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	162,509
166,000	Flowers Foods Inc., Senior Unsecured Notes, 5.750% due 3/15/35	170,125
45,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(c)	45,182
200,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	152,547
115,000	Garda World Security Corp., Senior Secured Notes, 4.625% due 2/15/27(c)	112,337
85,000	Garda World Security Corp., Senior Unsecured Notes, 6.000% due 6/1/29(c)	82,046
	Gilead Sciences Inc., Senior Unsecured Notes:
435,000	4.800% due 11/15/29	439,160
150,000	5.250% due 10/15/33	153,564
305,000	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/27	298,331
80,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(c)(i)(j)	2,000
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$200,000	Icon Investments Six DAC, Senior Secured Notes, 5.809% due 5/8/27	$204,216
105,000	IQVIA Inc., Senior Secured Notes, 6.250% due 2/1/29	109,603
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Company Guaranteed Notes:
262,000	3.750% due 12/1/31	238,054
115,000	3.625% due 1/15/32	103,481
240,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, Company Guaranteed Notes, 5.950% due 4/20/35(c)	247,668
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	66,202
135,000	3.002% due 6/1/51	91,435
140,000	Keurig Dr Pepper Inc., Company Guaranteed Notes, 5.200% due 3/15/31	142,543
320,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 5.200% due 3/15/32	324,387
173,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	168,141
55,000	Kronos Acquisition Holdings Inc., Senior Secured Notes, 8.250% due 6/30/31(c)	51,626
200,000	KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	198,582
	Laboratory Corp. of America Holdings, Company Guaranteed Notes:
360,000	4.550% due 4/1/32	350,880
385,000	4.800% due 10/1/34	374,220
85,000	LifePoint Health Inc., Senior Unsecured Notes, 10.000% due 6/1/32(c)	83,055
85,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(c)	82,865
105,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(c)	101,788
200,000	Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(c)	173,286
25,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(c)	23,036
	PepsiCo Inc., Senior Unsecured Notes:
10,000	2.750% due 3/19/30	9,242
64,000	1.625% due 5/1/30	55,578
155,000	Pfizer Inc., Senior Unsecured Notes, 3.900% due 3/15/39	135,442
	Philip Morris International Inc., Senior Unsecured Notes:
480,000	4.375% due 11/1/27	478,603
370,000	5.125% due 2/15/30	376,743
200,000	5.125% due 2/13/31	203,481
180,000	4.750% due 11/1/31	179,261
375,000	5.375% due 2/15/33	383,772
285,000	5.625% due 9/7/33	296,380
155,000	5.250% due 2/13/34	156,911
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$85,000	Post Holdings Inc., Company Guaranteed Notes, 6.375% due 3/1/33(c)	$84,750
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(c)	60,102
85,000	Primo Water Holdings Inc./Triton Water Holdings Inc., Company Guaranteed Notes, 6.250% due 4/1/29(c)	84,675
215,916	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	218,916
335,000	Quanta Services Inc., Senior Unsecured Notes, 5.250% due 8/9/34	332,475
160,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	158,527
28,781	Radiology Partners Inc., Secured Notes, 9.781% due 2/15/30(c)(h)	27,270
87,758	Radiology Partners Inc., Senior Secured Notes, 7.775% due 1/31/29(c)(h)	87,319
73,000	Rollins Inc., Senior Unsecured Notes, 5.250% due 2/24/35(c)	73,606
177,000	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	176,873
320,000	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	226,784
100,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(c)	99,497
310,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.032% due 10/14/30	266,369
525,000	Solventum Corp., Company Guaranteed Notes, 5.400% due 3/1/29	535,882
60,000	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(c)	61,718
90,000	Tenet Healthcare Corp., Company Guaranteed Notes, 6.125% due 10/1/28	89,945
100,000	Tenet Healthcare Corp., Secured Notes, 6.250% due 2/1/27	99,878
120,000	Tenet Healthcare Corp., Senior Secured Notes, 6.125% due 6/15/30	120,243
352,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	304,583
65,000	Tyson Foods Inc., Senior Unsecured Notes, 5.400% due 3/15/29	66,482
165,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(c)	163,781
	UnitedHealth Group Inc., Senior Unsecured Notes:
260,000	3.500% due 8/15/39	212,592
155,000	2.750% due 5/15/40	112,691
480,000	5.375% due 4/15/54	460,981
85,000	4.950% due 5/15/62	74,981
145,000	6.050% due 2/15/63	151,712
145,000	5.750% due 7/15/64	144,858
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(c)	44,007
145,000	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(c)	142,587
166,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	167,605
40,000	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(c)	43,500
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Vortex Opco LLC, Senior Secured Notes:
$12,540	8.000% due 4/30/30(c)(i)	$4,264
2,880	10.555% (3-Month TSFR + 6.250%) due 4/30/30(c)(d)(i)	2,822
90,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(c)	95,749
80,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(c)	82,761
157,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 5.200% due 9/15/34	157,000
	Total Consumer Non-cyclical	22,510,514
Energy – 2.4%
230,661	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	232,620
105,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 7.500% due 10/1/29(c)	108,246
520,000	Aker BP ASA, Senior Unsecured Notes, 5.800% due 10/1/54(c)	484,652
	AL Candelaria -spain- SA, Senior Secured Notes:
177,083	7.500% due 12/15/28	177,154
250,000	5.750% due 6/15/33(c)	213,762
127,000	APA Corp., Company Guaranteed Notes, 6.100% due 2/15/35(c)	128,450
105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(c)	106,290
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(c)	52,265
	BP Capital Markets America Inc., Company Guaranteed Notes:
2,920,000	4.812% due 2/13/33	2,882,438
3,045,000	4.893% due 9/11/33	3,007,069
582,000	5.227% due 11/17/34	587,296
140,000	3.379% due 2/8/61	92,752
145,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(c)	148,722
200,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	102,000
290,000	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	286,571
170,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.000% due 3/1/31	160,037
130,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(c)	130,135
40,000	Civitas Resources Inc., Company Guaranteed Notes, 8.375% due 7/1/28(c)	41,628
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(c)	116,458
70,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(c)	69,464
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
215,000	6.042% due 8/15/28(c)	222,828
120,000	5.097% due 10/1/31(c)	119,527
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
$380,000	5.927% due 8/15/30(c)	$396,200
85,000	6.036% due 11/15/33(c)	88,783
	ConocoPhillips Co., Company Guaranteed Notes:
115,000	4.700% due 1/15/30	115,662
261,000	3.800% due 3/15/52	196,780
85,000	5.300% due 5/15/53	80,756
50,000	5.550% due 3/15/54	49,405
245,000	4.025% due 3/15/62	184,435
215,000	5.700% due 9/15/63	213,765
165,000	5.650% due 1/15/65	161,749
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(g)	304,699
190,000	Coterra Energy Inc., Senior Unsecured Notes, 5.400% due 2/15/35	188,189
105,000	Devon Energy Corp., Senior Unsecured Notes, 5.750% due 9/15/54	98,383
	Diamondback Energy Inc., Company Guaranteed Notes:
100,000	6.250% due 3/15/53	102,803
50,000	5.750% due 4/18/54	48,281
130,000	5.900% due 4/18/64	125,847
87,000	DT Midstream Inc., Company Guaranteed Notes, 4.125% due 6/15/29(c)	82,480
41,000	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 5.800% due 1/15/35	42,562
550,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	383,665
238,234	EIG Pearl Holdings SARL, Senior Secured Notes, 3.545% due 8/31/36(c)	210,439
	Enbridge Inc., Company Guaranteed Notes:
35,000	6.000% due 11/15/28	36,487
220,000	3.125% due 11/15/29	204,596
470,000	5.625% due 4/5/34	480,657
227,000	Energy Transfer LP, Company Guaranteed Notes, 5.000% due 5/15/44	201,815
99,000	Energy Transfer LP, Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.829)% due 10/1/54(d)	101,688
	Energy Transfer LP, Senior Unsecured Notes:
185,000	5.250% due 7/1/29	187,797
270,000	6.400% due 12/1/30	287,964
3,354,000	4.900% due 3/15/35	3,211,921
265,000	5.700% due 4/1/35	269,581
1,683,000	5.950% due 10/1/43	1,682,268
165,000	5.950% due 5/15/54	162,976
565,000	ENI SpA, Senior Unsecured Notes, 5.500% due 5/15/34(c)	571,357
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	EnLink Midstream LLC, Company Guaranteed Notes:
$85,000	5.375% due 6/1/29	$86,191
245,000	5.650% due 9/1/34	247,425
	Enterprise Products Operating LLC, Company Guaranteed Notes:
250,000	4.950% due 2/15/35	248,126
95,000	3.300% due 2/15/53	65,099
166,000	5.550% due 2/16/55	164,674
215,000	EOG Resources Inc., Senior Unsecured Notes, 5.650% due 12/1/54	216,836
210,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	161,736
64,000	Expand Energy Corp., Company Guaranteed Notes, 6.750% due 4/15/29(c)	64,862
83,000	Expand Energy Corp., Senior Unsecured Notes, 5.700% due 1/15/35	83,666
269,922	Galaxy Pipeline Assets Bidco Ltd., REGS, Senior Secured Notes, 2.940% due 9/30/40	219,586
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
197,457	2.160% due 3/31/34(c)	173,167
200,000	2.625% due 3/31/36(c)	167,372
323,906	2.940% due 9/30/40(c)	263,719
200,000	Greensaif Pipelines Bidco SARL, Senior Secured Notes, 6.510% due 2/23/42(c)	208,574
56,206	Gulfport Energy Corp., Company Guaranteed Notes, 8.000% due 5/17/26(c)	56,346
105,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(c)	107,154
100,000	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(c)	104,816
	Hess Corp., Senior Unsecured Notes:
305,000	7.300% due 8/15/31	345,542
323,000	7.125% due 3/15/33	366,059
	Hess Midstream Operations LP, Company Guaranteed Notes:
89,000	5.875% due 3/1/28(c)	89,646
103,000	5.500% due 10/15/30(c)	101,719
109,000	HF Sinclair Corp., Senior Unsecured Notes, 5.750% due 1/15/31	110,900
60,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 7.250% due 2/15/35(c)	58,991
309,000	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	342,972
84,000	Kinetik Holdings LP, Company Guaranteed Notes, 5.875% due 6/15/30(c)	83,837
125,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(c)	129,038
90,000	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(c)	90,002
200,000	Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	202,165
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	MPLX LP, Senior Unsecured Notes:
$150,000	2.650% due 8/15/30	$133,696
166,000	5.500% due 6/1/34	166,627
60,000	4.950% due 3/14/52	51,652
	Nabors Industries Inc., Company Guaranteed Notes:
85,000	9.125% due 1/31/30(c)	86,427
25,000	8.875% due 8/15/31(c)	22,505
95,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(c)	96,745
181,000	NGPL PipeCo LLC, Senior Unsecured Notes, 3.250% due 7/15/31(c)	159,054
135,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	135,756
	Occidental Petroleum Corp., Senior Unsecured Notes:
4,720,000	7.150% due 5/15/28	5,005,886
38,000	5.375% due 1/1/32	37,719
	ONEOK Inc., Company Guaranteed Notes:
190,000	4.400% due 10/15/29	186,458
50,000	6.100% due 11/15/32	52,772
135,000	5.050% due 11/1/34	131,692
155,000	6.625% due 9/1/53	166,903
300,000	5.850% due 11/1/64	288,350
60,000	Parkland Corp., Company Guaranteed Notes, 4.625% due 5/1/30(c)	56,321
25,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	24,157
	Permian Resources Operating LLC, Company Guaranteed Notes:
140,000	7.000% due 1/15/32(c)	143,833
149,000	6.250% due 2/1/33(c)	149,749
200,000	Petroleos del Peru SA, Senior Unsecured Notes, 5.625% due 6/19/47	131,068
250,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	173,364
400,000	Saudi Arabian Oil Co., Senior Unsecured Notes, 5.875% due 7/17/64(c)	383,304
450,000	Shell Finance US Inc., Company Guaranteed Notes, 3.250% due 4/6/50	314,962
245,000	Shell International Finance BV, Company Guaranteed Notes, 3.000% due 11/26/51	161,719
65,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Unsecured Notes, 7.875% due 11/1/28(c)	68,094
105,000	SM Energy Co., Senior Unsecured Notes, 7.000% due 8/1/32(c)	105,047
100,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(c)	92,962
55,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	55,073
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(c)	$66,433
	Targa Resources Corp., Company Guaranteed Notes:
66,000	5.500% due 2/15/35	66,231
225,000	5.550% due 8/15/35	225,953
355,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	328,439
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(c)	5,719,026
	TotalEnergies Capital SA, Company Guaranteed Notes:
110,000	5.275% due 9/10/54	105,358
545,000	5.638% due 4/5/64	540,961
350,000	5.425% due 9/10/64	334,438
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	143,656
50,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(c)	49,979
60,375	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	60,257
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(c)	98,960
65,000	8.375% due 6/1/31(c)	67,733
65,000	9.875% due 2/1/32(c)	71,089
70,000	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(c)	67,488
110,000	Weatherford International Ltd., Company Guaranteed Notes, 8.625% due 4/30/30(c)	113,573
	Whistler Pipeline LLC, Senior Unsecured Notes:
10,000	5.400% due 9/30/29(c)	10,080
130,000	5.700% due 9/30/31(c)	132,053
135,000	5.950% due 9/30/34(c)	138,557
65,000	Williams Cos., Inc., Senior Unsecured Notes, 5.650% due 3/15/33	66,942
	Total Energy	41,493,675
Financial – 6.8%
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(c)	34,001
119,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	122,042
242,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 5.250% due 5/15/36	240,678
65,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(c)	65,152
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(c)	99,723
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$85,000	Ally Financial Inc., Senior Unsecured Notes, 5.543% (SOFRRATE + 1.730)% due 1/17/31(d)	$85,425
500,000	American Express Co., Senior Unsecured Notes, 5.085% (SOFRRATE + 1.020)% due 1/30/31(d)	506,225
227,000	American Homes 4 Rent LP, Senior Unsecured Notes, 5.500% due 2/1/34	230,413
81,000	American National Group Inc., Senior Unsecured Notes, 5.750% due 10/1/29	81,933
	American Tower Corp., Senior Unsecured Notes:
177,000	3.600% due 1/15/28	172,291
1,680,000	3.950% due 3/15/29	1,631,779
120,000	3.800% due 8/15/29	115,231
40,000	5.000% due 1/31/30	40,331
2,618,000	2.100% due 6/15/30	2,284,098
630,000	Ameriprise Financial Inc., Senior Unsecured Notes, 5.200% due 4/15/35	632,880
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(c)	95,278
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(c)	46,177
20,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(c)	15,852
35,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Senior Unsecured Notes, 7.875% due 11/1/29(c)	35,195
82,000	Ares Capital Corp., Senior Unsecured Notes, 5.950% due 7/15/29	83,903
305,000	Ares Strategic Income Fund, Senior Unsecured Notes, 5.700% due 3/15/28(c)	307,220
	Arthur J Gallagher & Co., Senior Unsecured Notes:
167,000	4.850% due 12/15/29	167,674
208,000	5.150% due 2/15/35	207,025
85,000	AssuredPartners Inc., Senior Unsecured Notes, 5.625% due 1/15/29(c)	85,945
	Athene Global Funding, Secured Notes:
713,000	4.721% due 10/8/29(c)	703,874
625,000	2.646% due 10/4/31(c)	535,707
167,000	Athene Holding Ltd., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.607)% due 10/15/54(d)	167,286
109,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(c)	110,309
283,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(c)	288,882
55,000	Azorra Finance Ltd., Company Guaranteed Notes, 7.750% due 4/15/30(c)	55,882
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097)%(c)(d)(g)	180,493
400,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450)% due 9/30/31(d)	384,695
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$400,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398)%(d)(g)	$401,836
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442)% due 1/29/31(d)	297,750
	Banco Internacional del Peru SAA Interbank, Subordinated Notes:
300,000	4.000% (5-Year CMT Index + 3.711)% due 7/8/30(d)	297,959
150,000	6.397% (5-Year CMT Index + 2.067)% due 4/30/35(c)(d)	151,425
200,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353)%(d)(g)	200,383
200,000	Bancolombia SA, Subordinated Notes, 8.625% (5-Year CMT Index + 4.320)% due 12/24/34(d)	210,635
	Bank of America Corp., Senior Unsecured Notes:
210,000	5.933% (SOFRRATE + 1.340)% due 9/15/27(d)	214,176
245,000	3.974% (3-Month TSFR + 1.472)% due 2/7/30(d)	237,892
300,000	5.162% (SOFRRATE + 1.000)% due 1/24/31(d)	303,707
685,000	2.592% (SOFRRATE + 2.150)% due 4/29/31(d)	614,495
200,000	1.898% (SOFRRATE + 1.530)% due 7/23/31(d)	171,952
5,175,000	1.922% (SOFRRATE + 1.370)% due 10/24/31(d)	4,424,642
3,375,000	2.687% (SOFRRATE + 1.320)% due 4/22/32(d)	2,969,573
535,000	2.972% (SOFRRATE + 1.330)% due 2/4/33(d)	469,895
123,000	5.468% (SOFRRATE + 1.650)% due 1/23/35(d)	125,085
	Bank of America Corp., Subordinated Notes:
390,000	5.518% (SOFRRATE + 1.738)% due 10/25/35(d)	386,008
143,000	5.744% (SOFRRATE + 1.697)% due 2/12/36(d)	143,955
860,000	2.482% (5-Year CMT Index + 1.200)% due 9/21/36(d)	717,615
374,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400)% due 1/10/37(d)	317,862
	Bank of New York Mellon Corp., Senior Unsecured Notes:
130,000	4.975% (SOFRRATE + 1.085)% due 3/14/30(d)	131,990
404,000	5.060% (SOFRRATE + 1.230)% due 7/22/32(d)	408,911
225,000	5.188% (SOFRRATE + 1.418)% due 3/14/35(d)	227,573
	Barclays PLC, Senior Unsecured Notes:
5,000,000	4.972% (3-Month USD-SOFR + 1.902)% due 5/16/29(d)	5,011,735
205,000	4.942% (SOFRRATE + 1.560)% due 9/10/30(d)	204,096
175,000	BlackRock Funding Inc., Company Guaranteed Notes, 4.900% due 1/8/35	175,807
428,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(c)	352,563
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	BNP Paribas SA, Senior Non-Preferred Notes:
$280,000	5.283% (SOFRRATE + 1.280)% due 11/19/30(c)(d)	$282,915
360,000	5.786% (SOFRRATE + 1.620)% due 1/13/33(c)(d)	369,169
375,000	BNP Paribas SA, Subordinated Notes, 5.906% (SOFRRATE + 1.920)% due 11/19/35(c)(d)	373,836
	BPCE SA, Senior Non-Preferred Notes:
250,000	4.625% due 9/12/28(c)	247,386
300,000	5.876% (SOFRRATE + 1.680)% due 1/14/31(c)(d)	308,437
360,000	6.293% (SOFRRATE + 2.040)% due 1/14/36(c)(d)	375,772
470,000	BPCE SA, Subordinated Notes, 6.508% (SOFRRATE + 2.791)% due 1/18/35(c)(d)	488,152
59,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.200% due 4/1/32	59,244
178,000	Brookfield Finance Inc., Company Guaranteed Notes, 5.813% due 3/3/55	179,213
241,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	207,387
414,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.245% (SOFRRATE + 1.105)% due 1/13/31(d)	419,793
1,000,000	Capital One Financial Corp., Senior Unsecured Notes, 7.624% (SOFRRATE + 3.070)% due 10/30/31(d)	1,119,703
110,000	Capital One Financial Corp., Subordinated Notes, 6.183% (SOFRRATE + 2.036)% due 1/30/36(d)	112,086
	Citigroup Inc., Senior Unsecured Notes:
135,000	5.174% (SOFRRATE + 1.364)% due 2/13/30(d)	136,618
6,930,000	2.520% (SOFRRATE + 1.177)% due 11/3/32(d)	5,937,827
	Citigroup Inc., Subordinated Notes:
82,000	6.174% (SOFRRATE + 2.661)% due 5/25/34(d)	84,562
189,000	5.411% (5-Year CMT Index + 1.730)% due 9/19/39(d)	182,943
	Citizens Financial Group Inc., Senior Unsecured Notes:
210,000	5.841% (SOFRRATE + 2.010)% due 1/23/30(d)	215,747
285,000	5.718% (SOFRRATE + 1.910)% due 7/23/32(d)	291,352
60,000	6.645% (SOFRRATE + 2.325)% due 4/25/35(d)	64,599
415,000	CNO Global Funding, Secured Notes, 4.875% due 12/10/27(c)	415,566
360,000	Corebridge Global Funding, Secured Notes, 4.900% due 12/3/29(c)	361,554
315,000	Credit Agricole SA, Senior Non-Preferred Notes, 5.862% (SOFRRATE + 1.740)% due 1/9/36(c)(d)	323,304
	Crown Castle Inc., Senior Unsecured Notes:
45,000	3.800% due 2/15/28	43,879
260,000	4.800% due 9/1/28	260,317
294,000	4.300% due 2/15/29	288,761
245,000	3.100% due 11/15/29	226,314
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$3,410,000	2.100% due 4/1/31	$2,893,162
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100)% due 3/10/31(d)	194,212
235,000	Discover Financial Services, Senior Unsecured Notes, 7.964% (SOFRRATE + 3.370)% due 11/2/34(d)	272,017
	Equinix Inc., Senior Unsecured Notes:
169,000	3.900% due 4/15/32	158,347
298,000	2.950% due 9/15/51	190,157
480,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(c)	441,756
80,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	79,144
156,000	Extra Space Storage LP, Company Guaranteed Notes, 5.400% due 2/1/34	157,995
108,000	F&G Annuities & Life Inc., Company Guaranteed Notes, 6.250% due 10/4/34	107,865
60,000	Freedom Mortgage Holdings LLC, Senior Unsecured Notes, 8.375% due 4/1/32(c)	60,000
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(c)	107,217
180,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(c)	184,919
190,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	190,716
90,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.461)%(d)(g)	91,831
	Goldman Sachs Group Inc., Senior Unsecured Notes:
560,000	5.049% (SOFRRATE + 1.210)% due 7/23/30(d)	563,880
375,000	4.692% (SOFRRATE + 1.135)% due 10/23/30(d)	372,159
245,000	5.207% (SOFRRATE + 1.078)% due 1/28/31(d)	247,999
100,000	1.992% (SOFRRATE + 1.090)% due 1/27/32(d)	84,862
345,000	2.615% (SOFRRATE + 1.281)% due 4/22/32(d)	301,321
295,000	2.383% (SOFRRATE + 1.248)% due 7/21/32(d)	253,024
167,000	5.330% (SOFRRATE + 1.550)% due 7/23/35(d)	167,093
115,000	5.016% (SOFRRATE + 1.420)% due 10/23/35(d)	112,458
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(c)	63,251
	Host Hotels & Resorts LP, Senior Unsecured Notes:
338,000	3.500% due 9/15/30	311,440
299,000	5.700% due 7/1/34	302,892
	HSBC Holdings PLC, Senior Unsecured Notes:
680,000	5.286% (SOFRRATE + 1.290)% due 11/19/30(d)	686,436
430,000	5.130% (SOFRRATE + 1.290)% due 3/3/31(d)	430,896
200,000	2.848% (SOFRRATE + 2.387)% due 6/4/31(d)	179,415
690,000	5.402% (SOFRRATE + 2.870)% due 8/11/33(d)	697,564
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(c)	67,125
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Huntington Bancshares Inc., Senior Unsecured Notes:
$95,000	5.272% (SOFRRATE + 1.276)% due 1/15/31(d)	$96,248
83,000	5.709% (SOFRRATE + 1.870)% due 2/2/35(d)	84,641
400,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	391,962
	Iron Mountain Inc., Company Guaranteed Notes:
80,000	7.000% due 2/15/29(c)	82,393
20,000	6.250% due 1/15/33(c)	20,115
	JPMorgan Chase & Co., Senior Unsecured Notes:
310,000	3.960% (3-Month TSFR + 1.507)% due 1/29/27(d)	308,471
325,000	6.070% (SOFRRATE + 1.330)% due 10/22/27(d)	332,780
555,000	4.505% (SOFRRATE + 0.860)% due 10/22/28(d)	553,471
530,000	5.299% (SOFRRATE + 1.450)% due 7/24/29(d)	539,978
600,000	5.581% (SOFRRATE + 1.160)% due 4/22/30(d)	617,785
565,000	4.995% (SOFRRATE + 1.125)% due 7/22/30(d)	569,892
329,000	5.140% (SOFRRATE + 0.900)% due 1/24/31(d)	333,648
50,000	2.580% (3-Month TSFR + 1.250)% due 4/22/32(d)	43,921
5,350,000	2.545% (SOFRRATE + 1.180)% due 11/8/32(d)	4,628,017
2,550,000	5.336% (SOFRRATE + 1.620)% due 1/23/35(d)	2,586,655
854,000	5.294% (SOFRRATE + 1.460)% due 7/22/35(d)	861,817
95,000	4.946% (SOFRRATE + 1.340)% due 10/22/35(d)	93,410
115,000	5.502% (SOFRRATE + 1.315)% due 1/24/36(d)	117,994
89,000	KeyCorp, Senior Unsecured Notes, 4.789% (SOFRRATE + 2.060)% due 6/1/33(d)	85,794
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(c)	89,319
	M&T Bank Corp., Senior Unsecured Notes:
190,000	7.413% (SOFRRATE + 2.800)% due 10/30/29(d)	205,644
85,000	6.082% (SOFRRATE + 2.260)% due 3/13/32(d)	88,768
	Macquarie Airfinance Holdings Ltd., Senior Unsecured Notes:
77,000	6.400% due 3/26/29(c)	79,755
21,000	5.150% due 3/17/30(c)	20,824
38,000	6.500% due 3/26/31(c)	39,695
147,000	Markel Group Inc., Senior Unsecured Notes, 6.000% due 5/16/54	152,396
130,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	124,615
350,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(c)	246,745
	Morgan Stanley, Senior Unsecured Notes:
35,000	5.449% (SOFRRATE + 1.630)% due 7/20/29(d)	35,816
250,000	5.230% (SOFRRATE + 1.108)% due 1/15/31(d)	253,855
1,655,000	2.699% (SOFRRATE + 1.143)% due 1/22/31(d)	1,498,045
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$65,000	2.511% (SOFRRATE + 1.200)% due 10/20/32(d)	$55,914
3,485,000	5.831% (SOFRRATE + 1.580)% due 4/19/35(d)	3,631,818
3,055,000	5.320% (SOFRRATE + 1.555)% due 7/19/35(d)	3,066,809
	Morgan Stanley, Subordinated Notes:
84,000	5.948% (5-Year CMT Index + 2.430)% due 1/19/38(d)	85,968
164,000	5.942% (5-Year CMT Index + 1.800)% due 2/7/39(d)	167,221
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(c)	141,203
70,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	68,893
	Omega Healthcare Investors Inc., Company Guaranteed Notes:
83,000	4.750% due 1/15/28	82,807
99,000	3.250% due 4/15/33	84,944
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	117,280
125,000	7.500% due 5/15/31	130,275
2,420,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(c)	2,069,671
90,000	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(c)	92,616
155,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(c)	158,319
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(c)	42,284
80,000	7.875% due 12/15/29(c)	83,766
172,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 5.750% due 7/15/34	175,630
3,610,000	PNC Financial Services Group Inc., Senior Unsecured Notes, 5.068% (SOFRRATE + 1.933)% due 1/24/34(d)	3,592,461
140,000	Principal Life Global Funding II, Senior Secured Notes, 5.100% due 1/25/29(c)	142,223
	Royal Bank of Canada, Senior Unsecured Notes:
540,000	5.153% (SOFRRATE + 1.030)% due 2/4/31(d)	547,699
78,000	5.150% due 2/1/34	78,781
335,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 5.694% (SOFRRATE + 1.524)% due 4/15/31(d)	342,548
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(c)	3,231,678
	Service Properties Trust, Company Guaranteed Notes:
25,000	5.500% due 12/15/27	24,350
40,000	8.875% due 6/15/32	39,697
1,255,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/31	1,090,194
230,000	Standard Chartered PLC, Senior Unsecured Notes, 7.767% (1-Year CMT Index + 3.450)% due 11/16/28(c)(d)	246,869
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Starwood Property Trust Inc., Senior Unsecured Notes:
$70,000	7.250% due 4/1/29(c)	$72,800
35,000	6.000% due 4/15/30(c)	34,746
184,000	Sun Communities Operating LP, Company Guaranteed Notes, 2.700% due 7/15/31	159,813
	Truist Financial Corp., Senior Unsecured Notes:
72,000	7.161% (SOFRRATE + 2.446)% due 10/30/29(d)	77,544
157,000	5.153% (SOFRRATE + 1.571)% due 8/5/32(d)	157,859
3,295,000	5.122% (SOFRRATE + 1.852)% due 1/26/34(d)	3,261,047
	UBS Group AG, Senior Unsecured Notes:
260,000	6.442% (SOFRRATE + 3.700)% due 8/11/28(c)(d)	269,861
305,000	4.194% (SOFRRATE + 3.730)% due 4/1/31(c)(d)	294,055
3,400,000	3.091% (SOFRRATE + 1.730)% due 5/14/32(c)(d)	3,038,585
3,600,000	2.746% (1-Year CMT Index + 1.100)% due 2/11/33(c)(d)	3,092,577
1,085,000	6.537% (SOFRRATE + 3.920)% due 8/12/33(c)(d)	1,170,287
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,802,023
63,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(c)	67,267
1,145,000	US Bancorp, Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600)% due 2/1/34(d)	1,115,750
3,254,000	US Bancorp, Subordinated Notes, 2.491% (5-Year CMT Index + 0.950)% due 11/3/36(d)	2,702,472
342,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.625% due 12/1/29(c)	332,343
	Wells Fargo & Co., Senior Unsecured Notes:
270,000	3.000% due 4/22/26	265,614
395,000	3.908% (SOFRRATE + 1.320)% due 4/25/26(d)	394,510
295,000	3.584% (3-Month TSFR + 1.572)% due 5/22/28(d)	287,985
126,000	4.808% (SOFRRATE + 1.980)% due 7/25/28(d)	126,255
140,000	5.574% (SOFRRATE + 1.740)% due 7/25/29(d)	143,551
615,000	2.879% (3-Month TSFR + 1.432)% due 10/30/30(d)	565,025
225,000	5.244% (SOFRRATE + 1.110)% due 1/24/31(d)	228,686
205,000	2.572% (3-Month TSFR + 1.262)% due 2/11/31(d)	184,413
900,000	3.350% (SOFRRATE + 1.500)% due 3/2/33(d)	808,488
490,000	4.897% (SOFRRATE + 2.100)% due 7/25/33(d)	483,266
5,870,000	5.389% (SOFRRATE + 2.020)% due 4/24/34(d)	5,939,129
280,000	6.491% (SOFRRATE + 2.060)% due 10/23/34(d)	303,490
295,000	5.499% (SOFRRATE + 1.780)% due 1/23/35(d)	299,843
230,000	5.013% (3-Month TSFR + 4.502)% due 4/4/51(d)	212,411
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$166,000	Westpac Banking Corp., Subordinated Notes, 5.618% (1-Year CMT Index + 1.200)% due 11/20/35(d)	$166,915
310,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	286,774
255,000	XHR LP, Company Guaranteed Notes, 6.625% due 5/15/30(c)	258,534
	Total Financial	118,711,013
Industrial – 1.1%
70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(c)	71,533
110,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(c)	111,415
	AGCO Corp., Company Guaranteed Notes:
100,000	5.450% due 3/21/27	101,376
154,000	5.800% due 3/21/34	156,599
78,000	Amphenol Corp., Senior Unsecured Notes, 5.375% due 11/15/54	77,799
40,000	Arcosa Inc., Company Guaranteed Notes, 6.875% due 8/15/32(c)	40,948
184,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	185,432
25,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(c)	25,023
321,000	Avnet Inc., Senior Unsecured Notes, 6.250% due 3/15/28	332,790
385,000	BAE Systems PLC, Senior Unsecured Notes, 5.125% due 3/26/29(c)	389,944
152,000	Berry Global Inc., Senior Secured Notes, 5.800% due 6/15/31	157,789
356,304	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	274,711
	Boeing Co., Senior Unsecured Notes:
125,000	3.200% due 3/1/29	116,884
60,000	2.950% due 2/1/30	54,427
340,000	5.150% due 5/1/30	340,403
155,000	6.388% due 5/1/31	165,138
55,000	6.528% due 5/1/34	58,919
90,000	5.705% due 5/1/40	88,547
50,000	Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(c)	50,923
65,000	Builders FirstSource Inc., Company Guaranteed Notes, 6.375% due 3/1/34(c)	65,790
154,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	156,637
545,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 4.700% due 11/15/29	550,866
105,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.875% due 1/15/30(c)	106,965
63,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 5.100% due 4/20/29	63,948
25,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(c)	19,326
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$85,000	Cornerstone Building Brands Inc., Senior Secured Notes, 9.500% due 8/15/29(c)	$80,966
391,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	281,386
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(c)	116,342
65,000	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 5.875% due 4/15/33(c)	63,079
98,000	GATX Corp., Senior Unsecured Notes, 5.500% due 6/15/35	99,113
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(c)	211,720
55,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(c)	54,976
50,000	GrafTech Finance Inc., Secured Notes, 4.625% due 12/23/29(c)	34,510
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	113,951
97,000	Hexcel Corp., Senior Unsecured Notes, 5.875% due 2/26/35	99,891
90,000	Honeywell International Inc., Senior Unsecured Notes, 5.250% due 3/1/54	86,792
155,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, Senior Secured Notes, 9.000% due 2/15/29(c)	163,163
293,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	302,783
	JELD-WEN Inc., Company Guaranteed Notes:
50,000	4.875% due 12/15/27(c)	47,138
35,000	7.000% due 9/1/32(c)	31,500
	L3Harris Technologies Inc., Senior Unsecured Notes:
170,000	5.050% due 6/1/29	172,113
135,000	5.600% due 7/31/53	134,929
156,000	5.500% due 8/15/54	153,989
	Lima Metro Line 2 Finance Ltd., Senior Secured Notes:
243,425	5.875% due 7/5/34	244,897
161,438	4.350% due 4/5/36	151,074
95,000	Madison IAQ LLC, Senior Unsecured Notes, 5.875% due 6/30/29(c)	91,607
106,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	108,777
105,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(c)	107,004
300,840	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	290,340
	Northrop Grumman Corp., Senior Unsecured Notes:
370,000	5.150% due 5/1/40	363,582
287,000	5.200% due 6/1/54	273,669
	Otis Worldwide Corp., Senior Unsecured Notes:
735,000	2.565% due 2/15/30	664,437
115,000	5.125% due 11/19/31	116,547
155,000	Owens Corning, Senior Unsecured Notes, 5.700% due 6/15/34	160,506
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
$150,000	5.750% due 5/24/26(c)	$151,769
170,000	6.050% due 8/1/28(c)	176,580
336,000	5.250% due 2/1/30(c)	340,954
85,000	Quikrete Holdings Inc., Senior Unsecured Notes, 6.750% due 3/1/33(c)	86,295
174,000	Regal Rexnord Corp., Company Guaranteed Notes, 6.050% due 4/15/28	177,951
	Republic Services Inc., Senior Unsecured Notes:
190,000	4.875% due 4/1/29	191,933
80,000	1.450% due 2/15/31	66,481
465,000	5.200% due 11/15/34	472,168
	RTX Corp., Senior Unsecured Notes:
155,000	5.750% due 11/8/26	158,001
473,000	4.125% due 11/16/28	466,190
115,000	Ryder System Inc., Senior Unsecured Notes, 4.900% due 12/1/29	115,536
105,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 7.250% due 2/15/31(c)	109,664
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(c)	64,441
305,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	236,375
81,000	Sonoco Products Co., Senior Unsecured Notes, 4.600% due 9/1/29	79,978
40,000	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(c)	44,285
50,000	Standard Building Solutions Inc., Senior Unsecured Notes, 6.500% due 8/15/32(c)	50,638
70,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(c)	70,903
115,000	Trane Technologies Financing Ltd., Company Guaranteed Notes, 3.800% due 3/21/29	111,424
135,000	TransDigm Inc., Senior Secured Notes, 6.875% due 12/15/30(c)	138,523
145,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(c)	158,794
	Veralto Corp., Company Guaranteed Notes:
130,000	5.500% due 9/18/26	131,739
155,000	5.350% due 9/18/28	158,802
	Waste Management Inc., Company Guaranteed Notes:
266,000	4.950% due 7/3/31	270,430
480,000	4.950% due 3/15/35	480,407
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(c)	113,260
35,000	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(c)	35,326
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	WRKCo Inc., Company Guaranteed Notes:
$284,000	3.750% due 3/15/25	$283,799
5,245,000	3.900% due 6/1/28	5,124,065
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(c)	176,058
	Total Industrial	18,827,682
Technology – 0.5%
630,000	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	616,503
60,000	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(c)	61,241
81,000	AppLovin Corp., Senior Unsecured Notes, 5.375% due 12/1/31	82,667
110,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(c)	106,726
107,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	108,738
	Broadcom Inc., Senior Unsecured Notes:
310,000	4.150% due 2/15/28	306,829
170,000	5.050% due 7/12/29	172,352
328,000	3.419% due 4/15/33(c)	292,767
97,000	Cadence Design Systems Inc., Senior Unsecured Notes, 4.700% due 9/10/34	94,654
20,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(c)	8,783
210,000	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 2.670% due 12/1/26	202,284
35,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(c)	33,075
55,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(c)	50,469
40,000	Cloud Software Group Inc., Secured Notes, 9.000% due 9/30/29(c)	40,881
65,000	Cloud Software Group Inc., Senior Secured Notes, 6.500% due 3/31/29(c)	63,936
94,000	Dell Inc., Senior Unsecured Notes, 6.500% due 4/15/38	100,589
30,000	Diebold Nixdorf Inc., Senior Secured Notes, 7.750% due 3/31/30(c)	31,282
95,000	Ellucian Holdings Inc., Senior Secured Notes, 6.500% due 12/1/29(c)	95,600
139,000	Fiserv Inc., Senior Unsecured Notes, 5.450% due 3/15/34	141,443
	Foundry JV Holdco LLC, Senior Secured Notes:
535,000	6.150% due 1/25/32(c)	560,661
200,000	5.900% due 1/25/33(c)	206,258
385,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.000% due 10/15/34	378,895
	Intel Corp., Senior Unsecured Notes:
295,000	3.734% due 12/8/47	209,869
235,000	3.250% due 11/15/49	151,194
240,000	4.750% due 3/25/50	198,444
200,000	5.050% due 8/5/62	167,178
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$545,000	International Business Machines Corp., Senior Unsecured Notes, 4.800% due 2/10/30	$547,773
227,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	181,825
313,000	Marvell Technology Inc., Senior Unsecured Notes, 5.950% due 9/15/33	329,688
35,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(c)	34,103
	Microchip Technology Inc., Company Guaranteed Notes:
355,000	4.900% due 3/15/28	356,244
205,000	5.050% due 2/15/30	205,795
484,000	Micron Technology Inc., Senior Unsecured Notes, 5.800% due 1/15/35	499,850
226,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	223,738
	NVIDIA Corp., Senior Unsecured Notes:
310,000	2.850% due 4/1/30	288,649
210,000	3.500% due 4/1/40	177,889
	Oracle Corp., Senior Unsecured Notes:
165,000	2.950% due 4/1/30	151,357
95,000	5.250% due 2/3/32	96,413
351,000	3.800% due 11/15/37	299,271
549,000	3.600% due 4/1/50	391,911
179,000	5.375% due 9/27/54	167,449
115,000	5.500% due 9/27/64	107,115
117,000	Qorvo Inc., Company Guaranteed Notes, 3.375% due 4/1/31(c)	102,443
281,000	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.950% due 3/28/28	283,543
105,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(c)	107,766
86,000	Workday Inc., Senior Unsecured Notes, 3.800% due 4/1/32	79,829
	Total Technology	9,115,969
Utilities – 2.3%
200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	172,774
290,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	241,371
	AEP Texas Inc., Senior Unsecured Notes:
91,000	5.450% due 5/15/29	93,268
325,000	3.450% due 1/15/50	227,432
355,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	257,058
153,000	Arizona Public Service Co., Senior Unsecured Notes, 5.700% due 8/15/34	157,012
140,000	Atmos Energy Corp., Senior Unsecured Notes, 5.900% due 11/15/33	148,621
225,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 5.650% due 6/1/54	225,350
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,161,076
161,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	168,268
75,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(c)	68,500
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$345,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(c)	$335,046
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(c)	205,108
395,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	404,622
186,000	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	190,088
194,834	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	166,193
140,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	128,783
200,000	Comision Federal de Electricidad, Company Guaranteed Notes, 6.450% due 1/24/35(c)	191,952
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
400,000	3.200% due 12/1/51	270,597
90,000	5.700% due 5/15/54	91,267
340,000	5.500% due 3/15/55	334,799
1,192,904	Consumers 2023 Securitization Funding LLC, Senior Secured Notes, 5.550% due 3/1/28	1,209,536
106,000	Dominion Energy Inc., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.207)% due 5/15/55(d)	106,991
3,100,000	Dominion Energy Inc., Senior Unsecured Notes, 3.375% due 4/1/30	2,895,024
226,000	DTE Energy Co., Senior Unsecured Notes, 5.850% due 6/1/34	235,285
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
105,000	4.850% due 3/15/30	106,203
945,000	5.300% due 2/15/40	947,530
	Duke Energy Corp., Senior Unsecured Notes:
705,000	2.550% due 6/15/31	615,197
249,000	5.450% due 6/15/34	253,809
56,000	5.000% due 8/15/52	49,980
55,000	5.800% due 6/15/54	55,067
275,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	271,784
	Edison International, Senior Unsecured Notes:
580,000	5.250% due 11/15/28	565,906
15,000	5.450% due 6/15/29	14,675
250,000	5.250% due 3/15/32	236,984
76,900	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	75,305
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	198,204
91,000	Entergy Arkansas LLC, 1st Mortgage Notes, 5.750% due 6/1/54	93,184
102,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670)% due 12/1/54(d)	104,207
124,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	110,515
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$285,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	$263,107
	Eversource Energy, Senior Unsecured Notes:
755,000	5.125% due 5/15/33	747,801
351,000	5.500% due 1/1/34	353,605
198,850	FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41(c)	199,270
125,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	122,503
1,945,000	Florida Power & Light Co., 1st Mortgage Notes, 5.300% due 6/15/34	1,993,871
	Georgia Power Co., Senior Unsecured Notes:
365,000	4.550% due 3/15/30	363,454
225,000	5.200% due 3/15/35	226,526
245,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(c)	223,333
105,000	Jersey Central Power & Light Co., Senior Unsecured Notes, 5.100% due 1/15/35(c)	104,272
295,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	267,311
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(c)	81,862
65,000	Lightning Power LLC, Senior Secured Notes, 7.250% due 8/15/32(c)	67,550
115,512	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	112,175
190,613	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	184,991
30,000	Monongahela Power Co., 1st Mortgage Notes, 5.850% due 2/15/34(c)	31,179
72,000	National Fuel Gas Co., Senior Unsecured Notes, 5.950% due 3/15/35	73,754
5,910,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	5,878,375
320,000	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.950% due 2/7/30	323,986
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
955,000	2.250% due 6/1/30	840,919
166,000	5.300% due 3/15/32	168,388
95,000	6.750% (5-Year CMT Index + 2.457)% due 6/15/54(d)	97,374
200,000	Niagara Energy SAC, Senior Unsecured Notes, 5.746% due 10/3/34	196,647
82,000	NiSource Inc., Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451)% due 11/30/54(d)	83,783
	NiSource Inc., Senior Unsecured Notes:
414,000	3.600% due 5/1/30	392,341
340,000	5.350% due 4/1/34	344,389
60,000	NRG Energy Inc., Company Guaranteed Notes, 6.000% due 2/1/33(c)	59,319
	NSTAR Electric Co., Senior Unsecured Notes:
135,000	5.400% due 6/1/34	138,424
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$270,000	5.200% due 3/1/35	$270,934
210,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	191,757
95,000	Ohio Edison Co., Senior Unsecured Notes, 5.500% due 1/15/33(c)	97,277
455,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	448,365
200,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	197,020
	Pacific Gas & Electric Co., 1st Mortgage Notes:
472,000	5.450% due 6/15/27	477,631
885,000	2.500% due 2/1/31	762,662
465,000	Pacific Gas & Electric Co., Senior Secured Notes, 3.250% due 6/1/31	415,614
65,000	Pike Corp., Senior Unsecured Notes, 8.625% due 1/31/31(c)	69,851
355,000	Public Service Co. of Oklahoma, Senior Unsecured Notes, 5.200% due 1/15/35	351,001
235,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 5.450% due 3/1/54	234,817
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
40,000	6.125% due 10/15/33	42,417
55,000	5.450% due 4/1/34	55,865
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	533,375
75,000	4.100% due 6/15/30	71,525
200,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(c)	201,290
	Southern California Edison Co., 1st Mortgage Notes:
255,000	5.200% due 6/1/34	250,028
85,000	5.450% due 3/1/35*	84,474
130,000	4.650% due 10/1/43	111,425
465,000	4.125% due 3/1/48	357,225
	Southern California Gas Co., 1st Mortgage Notes:
5,895,000	5.750% due 6/1/53	5,956,747
105,000	5.600% due 4/1/54	103,472
59,000	Southern Co., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.069)% due 3/15/55(d)	59,385
	Southern Co., Senior Unsecured Notes:
65,000	4.850% due 6/15/28	65,666
195,000	5.700% due 3/15/34	201,977
130,000	4.850% due 3/15/35	125,863
193,000	Southwest Gas Corp., Senior Unsecured Notes, 2.200% due 6/15/30	169,659
145,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	145,855
173,454	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	161,747
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	Virginia Electric & Power Co., Senior Unsecured Notes:
$285,000	5.000% due 4/1/33	$283,015
510,000	5.000% due 1/15/34	504,839
145,000	5.050% due 8/15/34	144,334
105,000	5.350% due 1/15/54	101,158
78,000	5.550% due 8/15/54	77,354
	Vistra Operations Co. LLC, Company Guaranteed Notes:
70,000	7.750% due 10/15/31(c)	73,910
65,000	6.875% due 4/15/32(c)	67,079
200,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 5.375% due 3/30/34	203,803
200,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	193,885
	Total Utilities	41,189,381
	TOTAL CORPORATE BONDS & NOTES (Cost – $304,640,939)	297,168,077
ASSET-BACKED SECURITIES – 12.2%
Automobile ABS – 3.0%
228,708	American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.090% due 11/12/27(c)	229,096
1,470,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810% due 4/18/28	1,472,327
342,418	ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.410% due 2/17/32(c)	343,390
	Avis Budget Rental Car Funding AESOP LLC:
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(c)	5,884,135
470,000	Series 2023-7A, Class A, 5.900% due 8/21/28(c)	482,898
1,000,000	Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.150% due 3/25/30(c)	990,836
170,286	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910% due 8/16/27(c)	170,651
465,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680% due 3/15/34(c)	471,296
192,193	DT Auto Owner Trust, Series 2023-1A, Class B, 5.190% due 10/16/28(c)	192,381
	Enterprise Fleet Financing LLC:
200,000	Series 2024-1, Class A3, 5.160% due 9/20/30(c)	203,074
3,500,000	Series 2024-3, Class A2, 5.310% due 4/20/27(c)	3,519,948
	Exeter Automobile Receivables Trust:
126,755	Series 2021-1A, Class D, 1.080% due 11/16/26	125,885
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(c)	884,170
113,557	Series 2023-3A, Class B, 6.110% due 9/15/27	113,893
173,000	Flagship Credit Auto Trust, Series 2023-1, Class B, 5.050% due 1/18/28(c)	173,341
	Ford Credit Auto Lease Trust:
5,640,000	Series 2023-B, Class B, 6.200% due 2/15/27	5,721,818
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Automobile ABS – (continued)
$5,800,000	Series 2024-B, Class A3, 4.990% due 12/15/27	$5,848,018
	Ford Credit Auto Owner Trust:
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(c)	3,571,708
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,422,019
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,460,027
	GM Financial Consumer Automobile Receivables Trust:
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,470,941
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,518,936
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,591,144
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,347,569
1,235,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940% due 2/25/28(c)	1,257,600
142,384	Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550% due 7/17/28(c)	142,540
263,914	Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.980% due 2/15/28	264,229
172,540	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% due 7/25/31(c)	173,335
5,950,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(c)	5,979,622
	Total Automobile ABS	52,026,827
Commercial MBS – 0.2%
	BSPRT Issuer Ltd.:
212,913	Series 2021-FL6, Class A, 5.526% (1-Month TSFR + 1.214)% due 3/15/36(c)(d)	212,667
370,000	Series 2021-FL7, Class B, 6.476% (1-Month TSFR + 2.164)% due 12/15/38(c)(d)	370,018
334,598	FS RIALTO, Series 2021-FL2, Class A, 5.646% (1-Month TSFR + 1.334)% due 5/16/38(c)(d)	333,695
261,705	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.448% (1-Month TSFR + 1.134)% due 7/15/39(c)(d)	261,142
238,821	KREF Ltd., Series 2021-FL2, Class A, 5.496% (1-Month TSFR + 1.184)% due 2/15/39(c)(d)	237,766
346,059	MF1 LLC, Series 2022-FL9, Class A, 6.462% (1-Month TSFR + 2.150)% due 6/19/37(c)(d)	346,364
	MF1 Ltd.:
256,498	Series 2021-FL7, Class A, 5.508% (1-Month TSFR + 1.194)% due 10/16/36(c)(d)	256,109
116,746	Series 2022-FL8, Class A, 5.662% (1-Month TSFR + 1.350)% due 2/19/37(c)(d)	116,661
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Commercial MBS – (continued)
$845,000	Series 2022-FL8, Class AS, 6.062% (1-Month TSFR + 1.750)% due 2/19/37(c)(d)	$831,311
282,050	STWD Ltd., Series 2021-FL2, Class A, 5.628% (1-Month TSFR + 1.314)% due 4/18/38(c)(d)	278,939
252,363	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.626% (1-Month TSFR + 1.314)% due 3/15/38(c)(d)	251,409
	Total Commercial MBS	3,496,081
Credit Card ABS – 0.1%
1,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	1,460,368
Home Equity ABS – 1.1%
1,282,277	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 4.664% (1-Month TSFR + 0.344)% due 5/25/37(d)	896,054
762,383	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 4.594% (1-Month TSFR + 0.274)% due 10/25/36(d)	747,074
4,155,266	C-BASS Trust, Series 2006-CB9, Class A4, 4.894% (1-Month TSFR + 0.574)% due 11/25/36(d)	1,852,624
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 3.115% (1-Month TSFR + 0.594)% due 5/25/36(d)	2,538,347
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 5.334% (1-Month TSFR + 1.014)% due 9/25/35(d)	3,560,906
7,254,493	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 4.272% (1-Month TSFR + 0.394)% due 11/25/37(d)	3,498,146
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 5.169% (1-Month TSFR + 0.849)% due 10/25/35(d)	3,402,296
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.054% (1-Month TSFR + 0.734)% due 7/25/36(d)	3,049,440
	Total Home Equity ABS	19,544,887
Other ABS – 7.5%
720,509	AASET, Series 2024-1A, Class A1, 6.261% due 5/16/49(c)	740,868
405,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610% due 2/15/29(c)	408,244
1,790,000	Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.000% due 8/17/48(c)	1,816,261
	AMSR Trust:
4,000,000	Series 2020-SFR4, Class E2, 2.456% due 11/17/37(c)	3,929,131
2,392,000	Series 2024-SFR1, Class B, step bond to yield, 4.290% due 7/17/41(c)	2,319,615
415,000	Series 2024-SFR2, Class A, 4.150% due 11/17/41(c)	404,162
760,000	Apidos CLO XL Ltd., Series 2022-40A, Class AR, 5.652% (3-Month TSFR + 1.350)% due 7/15/37(c)(d)	765,485
500,000	APIDOS CLO XLI Ltd., Series 2022-41A, Class D1R, 7.293% (3-Month TSFR + 3.000)% due 10/20/37(c)(d)	508,542
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
$440,000	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(c)	$449,299
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(c)	761,305
	Bain Capital Credit CLO Ltd.:
1,045,000	Series 2023-4A, Class B, 6.793% (3-Month TSFR + 2.500)% due 10/21/36(c)(d)	1,054,983
500,000	Series 2024-4A, Class D1, 7.970% (3-Month TSFR + 3.100)% due 10/23/37(c)(d)	507,022
835,000	Barings CLO Ltd., Series 2024-1A, Class B, 6.393% (3-Month TSFR + 2.100)% due 1/20/37(c)(d)	841,942
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 5.708% (3-Month TSFR + 1.412)% due 4/24/34(c)(d)	1,001,097
500,000	Battalion CLO XXI Ltd., Series 2021-21A, Class B, 6.314% (3-Month TSFR + 2.012)% due 7/15/34(c)(d)	501,277
766	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(c)	764
356,319	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.050% due 3/15/29(c)	357,451
500,000	Carlyle US CLO, Series 2024-4A, Class D, 7.493% (3-Month TSFR + 3.200)% due 7/20/37(c)(d)	506,625
500,000	CARLYLE US CLO Ltd., Series 2018-4A, Class D1R, 7.403% (3-Month TSFR + 3.100)% due 10/17/37(c)(d)	507,586
	CBAM Ltd.:
1,495,000	Series 2017-2A, Class BR, 6.414% (3-Month TSFR + 2.112)% due 7/17/34(c)(d)	1,499,158
750,000	Series 2019-10A, Class DR, 8.055% (3-Month TSFR + 3.762)% due 4/20/32(c)(d)	752,911
1,000,000	Cedar Funding XIX CLO Ltd., Series 2024-19A, Class D1, 7.241% (3-Month TSFR + 3.000)% due 1/23/38(c)(d)	1,020,171
	CF Hippolyta Issuer LLC:
285,227	Series 2020-1, Class A1, 1.690% due 7/15/60(c)	280,819
122,518	Series 2021-1A, Class A1, 1.530% due 3/15/61(c)	116,877
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(c)	101,985
183,701	Series 2022-1A, Class A1, 5.970% due 8/15/62(c)	184,756
500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, 7.343% (3-Month TSFR + 3.050)% due 10/20/37(c)(d)	510,499
	Clover CLO LLC:
500,000	Series 2018-1A, Class A1RR, 5.823% (3-Month TSFR + 1.530)% due 4/20/37(c)(d)	502,347
500,000	Series 2021-3A, Class DR, 6.850% (3-Month TSFR + 2.550)% due 1/25/35(c)(d)	499,989
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
	CNH Equipment Trust:
$2,865,000	Series 2024-C, Class A2A, 4.300% due 2/18/28	$2,861,604
2,670,000	Series 2024-C, Class A3, 4.030% due 1/15/30	2,652,242
1,000,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.300% due 12/26/51(c)	950,852
394,643	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(c)	399,287
1,000,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(c)	969,199
	DB Master Finance LLC:
1,573,425	Series 2019-1A, Class A23, 4.352% due 5/20/49(c)	1,539,983
323,145	Series 2021-1A, Class A23, 2.791% due 11/20/51(c)	282,123
365,000	DLLAA LLC, Series 2023-1A, Class A3, 5.640% due 2/22/28(c)	370,680
	Domino’s Pizza Master Issuer LLC:
848,663	Series 2015-1A, Class A2II, 4.474% due 10/25/45(c)	846,500
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(c)	924,578
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(c)	1,155,607
970,000	Elmwood CLO 19 Ltd., Series 2022-6A, Class BR, 6.703% (3-Month TSFR + 2.400)% due 10/17/36(c)(d)	977,358
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class B, 6.558% (3-Month TSFR + 2.250)% due 4/16/36(c)(d)	656,704
500,000	Elmwood CLO XII Ltd., Series 2021-5A, Class D1R, 7.402% (3-Month TSFR + 3.100)% due 10/15/37(c)(d)	508,978
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(c)	505,129
800,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 7.464% (3-Month TSFR + 3.162)% due 7/15/30(c)(d)	802,685
1,359,150	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(c)	1,346,372
500,000	Goldentree Loan Management US CLO 12 Ltd., Series 2022-12A, Class DR, 7.293% (3-Month TSFR + 3.000)% due 7/20/37(c)(d)	503,938
750,000	Goldentree Loan Management US CLO 14 Ltd., Series 2022-14A, Class DR, 7.293% (3-Month TSFR + 3.000)% due 7/20/37(c)(d)	759,072
1,000,000	Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class DR, 8.693% (3-Month TSFR + 4.400)% due 10/20/36(c)(d)	1,016,509
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(c)	913,959
	Home Partners of America Trust:
1,621,226	Series 2021-1, Class D, 2.477% due 9/17/41(c)	1,412,997
740,560	Series 2021-1, Class E, 2.577% due 9/17/41(c)	635,540
853,145	Series 2021-1, Class F, 3.325% due 9/17/41(c)	721,815
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
$3,109,228	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(c)	$2,981,122
489,600	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375% due 9/15/49(c)	487,532
	HPEFS Equipment Trust:
3,105,000	Series 2024-1A, Class A3, 5.180% due 5/20/31(c)	3,119,099
1,725,000	Series 2024-2A, Class B, 5.350% due 10/20/31(c)	1,748,589
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,976,403
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,450,003
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	6,993,136
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class D, 9.543% (3-Month TSFR + 5.250)% due 10/20/36(c)(d)	1,026,139
3,350,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(c)	3,398,690
1,000,000	LCM XV LP, Series 15A, Class DR, 8.255% (3-Month TSFR + 3.962)% due 7/20/30(c)(d)	1,002,901
1,000,000	Lewey Park CLO Ltd., Series 2024-1A, Class D1, 7.356% (3-Month TSFR + 2.950)% due 10/21/37(c)(d)	1,014,686
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.804% (3-Month TSFR + 1.502)% due 10/17/34(c)(d)	1,000,000
1,000,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.560% due 4/20/53(c)	1,032,771
550,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910% due 10/20/61(c)	511,527
1,390,000	OCP CLO Ltd., Series 2021-22A, Class AR, 5.643% (3-Month TSFR + 1.350)% due 10/20/37(c)(d)	1,402,233
925,000	Octagon 61 Ltd., Series 2023-2A, Class B, 6.643% (3-Month TSFR + 2.350)% due 4/20/36(c)(d)	927,928
600,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class DR, 7.814% (3-Month TSFR + 3.512)% due 10/15/34(c)(d)	601,672
962,500	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class A2R3, 5.980% (3-Month TSFR + 1.662)% due 2/14/31(c)(d)	963,936
1,000,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.980% (3-Month TSFR + 2.700)% due 1/21/38(c)(d)	1,012,363
	Pagaya AI Debt Trust:
230,655	Series 2022-1, Class B, 3.344% due 10/15/29(c)	230,459
161,292	Series 2023-3, Class A, 7.600% due 12/16/30(c)	161,888
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(c)	2,963,500
1,800,000	PMT Issuer Trust – FMSR, Series 2021-FT1, Class A, 7.434% (1-Month TSFR + 3.115)% due 3/25/26(c)(d)	1,805,809
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
	Progress Residential Trust:
$2,065,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(c)	$1,921,319
321,600	Series 2022-SFR3, Class A, 3.200% due 4/17/39(c)	312,156
239,369	Series 2022-SFR5, Class A, 4.451% due 6/17/39(c)	239,025
1,060,017	Series 2022-SFR6, Class A, 4.451% due 7/20/39(c)	1,050,602
548,783	Series 2023-SFR1, Class A, 4.300% due 3/17/40(c)	542,425
468,277	Series 2024-SFR2, Class A, 3.300% due 4/17/41(c)	442,772
730,000	Series 2025-SFR1, Class A, step bond to yield, 3.400% due 2/17/42(c)	687,062
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(c)	1,031,351
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(c)	483,686
560,000	Series 2024-1A, Class A2, 4.992% due 9/15/49(c)	553,305
1,420,000	RR 23 Ltd., Series 2022-23A, Class A2R, 6.952% (3-Month TSFR + 2.650)% due 10/15/35(c)(d)	1,430,786
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(c)	166,611
285,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(c)	291,363
500,000	Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, 7.584% (3-Month TSFR + 3.282)% due 7/15/30(c)(d)	502,058
500,000	Sound Point CLO 40 Ltd., Series 2024-40A, Class D1, 7.689% (3-Month TSFR + 3.100)% due 10/20/37(c)(d)	502,756
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 6.355% (3-Month TSFR + 2.062)% due 10/20/31(c)(d)	501,032
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(c)	598,392
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(c)	326,397
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 7.626% (1-Month TSFR + 3.314)% due 4/17/38(c)(d)	3,439,687
498,750	Subway Funding LLC, Series 2024-1A, Class A23, 6.505% due 7/30/54(c)	522,447
738,129	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(c)	572,419
1,661,233	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(c)	1,445,022
1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(c)	1,003,888
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(c)	1,258,225
	T-Mobile US Trust:
2,300,000	Series 2024-1A, Class A, 5.050% due 9/20/29(c)	2,319,952
6,000,000	Series 2024-2A, Class A, 4.250% due 5/21/29(c)	5,988,453
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
	Tricon Residential Trust:
$379,649	Series 2023-SFR1, Class A, 5.100% due 7/17/40(c)	$383,792
260,000	Series 2024-SFR1, Class A, 4.650% due 4/17/41(c)	258,661
619,641	Series 2024-SFR4, Class A, 4.300% due 11/17/41(c)	607,657
	Upstart Pass-Through Trust:
72,434	Series 2021-ST3, Class A, 2.000% due 5/20/27(c)	71,734
116,225	Series 2021-ST4, Class A, 2.000% due 7/20/27(c)	114,747
670,000	VB-S1 Issuer LLC – VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(c)	679,305
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 5.694% (3-Month TSFR + 1.392)% due 4/15/34(c)(d)	1,710,000
	Verizon Master Trust:
3,315,000	Series 2023-2, Class C, 5.380% due 4/13/28	3,317,937
3,355,000	Series 2024-1, Class C, 5.490% due 12/20/28	3,373,580
2,695,000	Series 2024-8, Class B, 4.820% due 11/20/30	2,717,997
1,055,000	Series 2024-8, Class C, 4.990% due 11/20/30	1,063,814
500,000	Wellfleet CLO Ltd., Series 2019-1A, Class CR, 8.105% (3-Month TSFR + 3.812)% due 7/20/32(c)(d)	500,092
945,750	Wendy’s Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(c)	920,745
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(c)	931,021
685,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648% due 3/20/55(c)	696,502
	Total Other ABS	130,858,043
Student Loan ABS – 0.1%
	Navient Private Education Refi Loan Trust:
314,520	Series 2021-EA, Class A, 0.970% due 12/16/69(c)	278,898
490,605	Series 2021-FA, Class A, 1.110% due 2/18/70(c)	431,129
618,295	Series 2023-A, Class A, 5.510% due 10/15/71(c)	627,891
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(c)	960,392
	Total Student Loan ABS	2,298,310
WL Collateral CMO – 0.2%
4,899,552	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 4.714% (1-Month TSFR + 0.394)% due 3/25/37(d)	2,503,337
371,929	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 4.868% due 7/25/51(c)	371,735
502,489	VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 4.868% due 8/25/51(c)	502,313
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
WL Collateral CMO – (continued)
$433,053	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 4.992% due 8/25/51(c)	$432,877
220,439	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 5.116% due 4/25/51(c)	220,651
153,186	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 6.240% due 3/27/51(c)	153,274
	Total WL Collateral CMO	4,184,187
	TOTAL ASSET-BACKED SECURITIES (Cost – $222,389,666)	213,868,703
SOVEREIGN BONDS – 0.7%
Bermuda – 0.1%
	Bermuda Government International Bond:
890,000	2.375% due 8/20/30	769,316
800,000	5.000% due 7/15/32	781,600
	Total Bermuda	1,550,916
Colombia – 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	117,922
Dominican Republic – 0.0%
350,000	Dominican Republic International Bond, 5.500% due 2/22/29	343,714
Guatemala – 0.0%
200,000	Guatemala Government Bond, 4.375% due 6/5/27	193,743
Hungary – 0.1%
635,000	Hungary Government International Bond, 5.500% due 3/26/36(c)	620,361
Indonesia – 0.0%
390,000	Indonesia Government International Bond, 5.600% due 1/15/35	401,365
Israel – 0.0%
295,000	Israel Government International Bond, 5.375% due 2/19/30	297,526
Mexico – 0.2%
	Mexico Government International Bond:
410,000	3.500% due 2/12/34	337,053
245,000	6.350% due 2/9/35	246,468
1,775,000	6.000% due 5/7/36	1,722,584
420,000	6.875% due 5/13/37	432,201
500,000	6.338% due 5/4/53	462,082
200,000	6.400% due 5/7/54	186,047
	Total Mexico	3,386,435
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Panama – 0.0%
	Panama Government International Bond:
$450,000	2.252% due 9/29/32	$327,657
100,000	6.700% due 1/26/36	96,293
200,000	4.500% due 4/16/50	130,193
	Total Panama	554,143
Peru – 0.1%
	Peruvian Government International Bond:
135,000	3.000% due 1/15/34	111,510
530,000	5.375% due 2/8/35	520,070
	Total Peru	631,580
Philippines – 0.0%
240,000	Philippine Government International Bond, 5.500% due 2/4/35	245,390
Romania – 0.1%
	Romanian Government International Bond:
830,000	5.875% due 1/30/29(c)	827,416
1,130,000	3.625% due 3/27/32	947,477
60,000	5.750% due 3/24/35(c)	54,780
166,000	7.500% due 2/10/37(c)	170,745
	Total Romania	2,000,418
Saudi Arabia – 0.1%
	Saudi Government International Bond:
265,000	5.375% due 1/13/31(c)	269,297
485,000	5.625% due 1/13/35(c)	496,952
	Total Saudi Arabia	766,249
South Africa – 0.0%
200,000	Republic of South Africa Government International Bond, 4.300% due 10/12/28	188,711
Uruguay – 0.0%
315,000	Uruguay Government International Bond, 4.375% due 1/23/31	308,100
	TOTAL SOVEREIGN BONDS (Cost – $11,774,033)	11,606,573
SENIOR LOANS(d) – 0.6%
Canada – 0.1%
326,078	Bausch + Lomb Corp., 7.674% (1-Month USD-SOFR + 0.325)% due 5/10/27	324,888
125,000	GFL Environmental Services Inc., due 3/3/32(k)	124,610
169,383	Husky Injection Molding Systems Ltd., 8.785% (6-Month USD-SOFR + 0.450)% due 2/15/29	170,049
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
Canada – (continued)
$125,000	Novelis Inc., due 2/20/32(k)	$125,235
61,700	Ontario Gaming GTA LP, 8.579% (3-Month USD-SOFR + 0.425)% due 8/1/30	61,845
105,000	PointClickCare Technologies Inc., 7.579% (3-Month USD-SOFR + 0.325)% due 11/3/31	105,131
163,763	WestJet Loyalty LP, 7.579% (3-Month USD-SOFR + 0.325)% due 2/14/31	163,327
	Total Canada	1,075,085
France – 0.0%
49,199	Altice France SA, 9.802% (3-Month USD-SOFR + 0.550)% due 8/15/28	44,068
Germany – 0.0%
25,000	Minimax Viking GmbH, due 2/20/32(k)	25,000
Luxembourg – 0.0%
18,430	Connect Finco SARL, 7.824% (1-Month USD-SOFR + 0.350)% due 12/11/26	18,158
Netherlands – 0.0%
50,000	GBT Group Services BV, 6.802% (3-Month USD-SOFR + 0.250)% due 7/28/31	49,913
80,000	Hunter Douglas Holding BV, 7.553% (3-Month USD-SOFR + 0.325)% due 1/17/32	79,400
	Total Netherlands	129,313
United Kingdom – 0.0%
56,621	EG Group Ltd., 8.563% (3-Month USD-SOFR + 0.425)% due 2/7/28	56,925
	Ineos Quattro Holdings UK Ltd.:
119,100	8.674% (1-Month USD-SOFR + 0.425)% due 4/2/29	116,122
60,000	8.574% (1-Month USD-SOFR + 0.425)% due 10/7/31	58,500
	Total United Kingdom	231,547
United States – 0.5%
100,000	ABG Intermediate Holdings 2 LLC, due 2/13/32(k)	99,313
61,142	Access CIG LLC, 9.291% (3-Month USD-SOFR + 0.500)% due 8/18/28	61,306
227,982	Acrisure LLC, 7.324% (1-Month USD-SOFR + 0.300)% due 11/6/30	227,556
77,811	Acuris Finance US Inc., 8.079% (3-Month USD-SOFR + 0.375)% due 2/16/28	78,167
93,587	ADMI Corp., 8.188% (1-Month USD-SOFR + 0.375)% due 12/23/27	92,769
232,654	Alliant Holdings Intermediate LLC, 7.072% (1-Month USD-SOFR + 0.275)% due 9/19/31	232,233
157,529	Allied Universal Holdco LLC, 8.174% (1-Month USD-SOFR + 0.375)% due 5/12/28	157,653
80,000	AmWINS Group Inc., 6.574% (1-Month USD-SOFR + 0.225)% due 1/30/32	79,844
315,000	Apple Bidco LLC, due 9/23/31(k)	313,201
20,000	Applied Systems Inc., 8.829% (3-Month USD-SOFR + 0.450)% due 2/23/32	20,468
89,775	Apro LLC, 8.060% (1-Month USD-SOFR + 0.375)% due 7/9/31	89,551
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$293,553	Ascend Learning LLC, 7.324% (1-Month USD-SOFR + 0.300)% due 12/11/28	$291,031
69,824	Aspire Bakeries Holdings LLC, 8.574% (1-Month USD-SOFR + 0.425)% due 12/23/30	69,999
168,750	AssuredPartners Inc, 7.824% (1-Month USD-SOFR + 0.350)% due 2/14/31	168,728
	Asurion LLC:
20,000	9.688% (1-Month USD-SOFR + 0.525)% due 1/31/28	19,534
84,144	8.674% (1-Month USD-SOFR + 0.425)% due 8/19/28	84,025
172,309	Aveanna Healthcare LLC, 8.163% (3-Month USD-SOFR + 0.375)% due 7/17/28	165,991
100,000	BCP VI Summit Holdings LP, 7.824% (1-Month USD-SOFR + 0.350)% due 1/30/32	100,575
134,375	BCPE Empire Holdings Inc., 7.824% (1-Month USD-SOFR + 0.350)% due 12/11/28	134,085
	Boxer Parent Co., Inc.:
235,000	7.291% (3-Month USD-SOFR + 0.300)% due 7/30/31	234,434
60,000	10.041% (3-Month USD-SOFR + 0.575)% due 7/30/32	59,125
26,437	Brand Industrial Services Inc., 8.791% (3-Month USD-SOFR + 0.450)% due 8/1/30	25,619
64,675	Broadstreet Partners Inc., 7.324% (1-Month USD-SOFR + 0.300)% due 6/13/31	64,641
44,775	Cengage Learning Inc., 7.826% (1-Month USD-SOFR + 0.350)% due 3/24/31	44,705
20,000	Central Parent LLC, 7.579% (3-Month USD-SOFR + 0.325)% due 7/6/29	18,255
64,673	CHG Healthcare Services Inc., 7.313% (1-Month USD-SOFR + 0.300)% due 9/29/28	64,653
325,000	Clarios Global LP, 7.074% (1-Month USD-SOFR + 0.275)% due 1/28/32	324,188
15,000	Clearwater Analytics LLC, due 2/7/32(k)	14,981
	Cloud Software Group Inc.:
36,957	7.829% (3-Month USD-SOFR + 0.350)% due 3/30/29	37,037
34,913	8.079% (3-Month USD-SOFR + 0.375)% due 3/21/31	35,010
56,908	ClubCorp Holdings Inc., 9.590% (3-Month USD-SOFR + 0.500)% due 9/18/26	57,172
25,000	Cogentrix Finance Holdco I LLC, 7.074% (1-Month USD-SOFR + 0.275)% due 2/13/32	24,956
7,239	Columbus McKinnon Corp., 6.829% (3-Month USD-SOFR + 0.250)% due 5/14/28	7,221
55,401	Commscope LLC, 9.574% (1-Month USD-SOFR + 0.525)% due 12/17/29	56,595
115,000	Cornerstone Generation LLC, due 10/28/31(k)	115,192
20,000	Corpay Technologies Operating Co. LLC, due 4/28/28(k)	19,943
80,000	Cotiviti Inc., due 2/13/32(k)	78,900
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$10,000	Creative Artists Agency LLC, 7.074% (1-Month USD-SOFR + 0.275)% due 10/1/31	$10,003
35,000	Crown Finance US Inc., 9.559% (1-Month USD-SOFR + 0.525)% due 12/2/31	34,878
59,067	CSC Holdings LLC, 7.173% (6-Month USD-SOFR + 0.250)% due 4/15/27	55,589
28,638	Cyxtera DC Holdings Inc, 0.000% (3-Month USD-SOFR + 0.200)% due 5/1/24(i)	158
59,846	DexKo Global Inc., 8.340% (3-Month USD-SOFR + 0.375)% due 10/4/28	56,385
10,633	DIRECTV Financing LLC, 9.552% (3-Month USD-SOFR + 0.500)% due 8/2/27	10,636
59,550	EAB Global Inc., 7.324% (1-Month USD-SOFR + 0.300)% due 8/16/30	59,376
74,275	Eagle Parent Corp., 8.579% (3-Month USD-SOFR + 0.425)% due 4/2/29	71,272
50,000	Edelman Financial Engines Center LLC, 9.574% (1-Month USD-SOFR + 0.525)% due 10/6/28	50,209
24,938	EMRLD Borrower LP, 6.829% (3-Month USD-SOFR + 0.250)% due 8/4/31	24,871
65,000	Endeavor Group Holdings Inc., due 1/27/32(k)	65,244
322,156	Fertitta Entertainment LLC, 7.824% (1-Month USD-SOFR + 0.350)% due 1/27/29	322,072
143,956	First Advantage Holdings LLC, 7.574% (1-Month USD-SOFR + 0.325)% due 10/31/31	144,196
	Focus Financial Partners LLC:
5,000	0.000% (1-Month USD-SOFR + 0.325)% due 9/15/31	4,989
25,000	7.074% (1-Month USD-SOFR + 0.275)% due 9/15/31	24,947
255,000	7.574% (1-Month USD-SOFR + 0.325)% due 9/15/31	254,457
104,738	Frontier Communications Holdings LLC, 6.792% (6-Month USD-SOFR + 0.250)% due 7/1/31	105,086
120,716	Gainwell Acquisition Corp., 8.429% (3-Month USD-SOFR + 0.400)% due 10/1/27	112,115
38,191	Garda World Security Corp, 7.308% (1-Month USD-SOFR + 0.300)% due 2/1/29	38,072
100,000	Gen Digital Inc., due 2/12/32(k)	99,344
39,801	Golden State Foods LLC, 8.557% (1-Month USD-SOFR + 0.425)% due 12/4/31	40,118
30,000	Gray Television Inc., 7.423% (1-Month USD-SOFR + 0.300)% due 12/1/28	27,005
185,627	Great Outdoors Group LLC, 7.574% (1-Month USD-SOFR + 0.325)% due 1/23/32	185,976
55,000	Hanesbrands Inc., due 2/20/32(k)	55,069
69,293	Hexion Inc., 8.317% (1-Month USD-SOFR + 0.400)% due 3/15/29	68,831
154,225	HighTower Holding LLC, 7.291% (3-Month USD-SOFR + 0.300)% due 2/3/32	153,839
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
$248,093	Ineos US Finance LLC, 7.324% (1-Month USD-SOFR + 0.300)% due 2/7/31	$244,282
135,000	Kaman Corp., due 1/30/32(k)	134,224
28,161	Kronos Acquisition Holdings Inc., 8.288% (3-Month USD-SOFR + 0.400)% due 7/8/31	25,613
136,612	LBM Acquisition LLC, 8.167% (1-Month USD-SOFR + 0.375)% due 6/6/31	132,935
65,000	LC Ahab US Bidco LLC, due 5/1/31(k)	64,919
245,411	LifePoint Health Inc., 8.052% (3-Month USD-SOFR + 0.375)% due 5/17/31	236,363
79,800	Lightning Power LLC, 6.579% (3-Month USD-SOFR + 0.225)% due 8/18/31	79,567
50,000	LSF9 Atlantis Holdings LLC, due 3/31/29(k)	50,157
24,937	Lumen Technologies Inc., 6.788% (1-Month USD-SOFR + 0.235)% due 4/16/29	23,456
44,888	Madison Safety & Flow LLC, 7.574% (1-Month USD-SOFR + 0.325)% due 9/26/31	44,925
87,651	McAfee Corp., 7.309% (1-Month USD-SOFR + 0.300)% due 3/1/29	87,344
45,000	MH SUB I LLC, 8.574% (1-Month USD-SOFR + 0.425)% due 12/31/31	43,144
	Mitchell International Inc.:
113,259	7.574% (1-Month USD-SOFR + 0.325)% due 6/17/31	112,388
55,000	9.574% (1-Month USD-SOFR + 0.525)% due 6/17/32	53,935
59,836	Natgasoline LLC, 8.052% (3-Month USD-SOFR + 0.350)% due 11/14/25	59,537
120,525	NEP Group Inc., 7.825% (3-Month USD-SOFR + 0.325)% due 8/19/26	111,203
144,638	Olympus Water US Holding Corp., 7.337% (1-Month USD-SOFR + 0.300)% due 6/20/31	144,222
	OneDigital Borrower LLC:
174,125	7.324% (1-Month USD-SOFR + 0.300)% due 7/2/31	173,690
60,000	9.574% (1-Month USD-SOFR + 0.525)% due 7/2/32	60,375
84,788	OVG Business Services LLC, 7.324% (1-Month USD-SOFR + 0.300)% due 6/25/31	84,999
49,868	Peraton Corp., 8.174% (1-Month USD-SOFR + 0.375)% due 2/1/28	45,021
72,375	PetSmart LLC, 8.174% (1-Month USD-SOFR + 0.375)% due 2/11/28	71,987
82,991	Polaris Newco LLC, 8.552% (3-Month USD-SOFR + 0.400)% due 6/2/28	82,732
73,959	Pregis TopCo LLC, 8.324% (1-Month USD-SOFR + 0.400)% due 7/31/26	74,132
49,585	Pretium PKG Holdings Inc., 8.041% (3-Month USD-SOFR + 0.375)% due 10/2/28	50,742
80,000	Quikrete Holdings Inc., due 2/10/32(k)	79,850
65,266	Radiology Partners Inc., 8.090% (3-Month USD-SOFR + 0.350)% due 1/31/29	63,937
35,000	RealPage Inc., 8.079% (3-Month USD-SOFR + 0.375)% due 4/24/28	35,117
65,000	Reynolds Consumer Products LLC, due 3/4/32(k)	65,081
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(d) – (continued)
United States – (continued)
	Sabre GLBL Inc.:
$16,567	7.938% (1-Month USD-SOFR + 0.350)% due 12/17/27	$16,070
48,399	10.424% (1-Month USD-SOFR + 0.600)% due 11/15/29	48,003
70,000	Savor Acquisition Inc., due 2/19/32(k)	70,076
55,000	Select Medical Corp., 6.309% (1-Month USD-SOFR + 0.200)% due 12/3/31	55,075
154,613	Sotera Health Holdings LLC, 7.574% (1-Month USD-SOFR + 0.325)% due 5/30/31	154,612
130,000	Southern Veterinary Partners LLC, 7.715% (3-Month USD-SOFR + 0.325)% due 12/4/31	130,068
73,515	Stubhub Holdco Sub LLC, 9.074% (1-Month USD-SOFR + 0.475)% due 3/15/30	73,484
25,266	SWF Holdings I Corp., 8.438% (1-Month USD-SOFR + 0.400)% due 10/6/28	21,602
26,220	Team Health Holdings Inc., 9.541% (3-Month USD-SOFR + 0.525)% due 3/2/27	25,647
80,000	Tecta America Corp., due 2/18/32(k)	80,000
36,595	Upbound Group Inc., 7.041% (3-Month USD-SOFR + 0.275)% due 2/17/28	36,579
115,000	Vantage Specialty Chemicals Inc., 9.072% (1-Month USD-SOFR + 0.475)% due 10/26/26	112,461
29,925	Verde Purchaser LLC, 8.308% (3-Month USD-SOFR + 0.400)% due 11/30/30	29,940
58,188	Vestis Corp., 6.579% (3-Month USD-SOFR + 0.225)% due 2/22/31	58,212
131,848	Wand Newco 3 Inc., 7.074% (1-Month USD-SOFR + 0.275)% due 1/30/31	131,430
29,925	WaterBridge Midstream Operating LLC, 9.077% (3-Month USD-SOFR + 0.475)% due 6/27/29	29,806
74,813	White Cap Supply Holdings LLC, 7.574% (1-Month USD-SOFR + 0.325)% due 10/19/29	74,549
	Zayo Group Holdings Inc.:
20,000	due 3/9/27(k)	19,233
35,000	7.438% (1-Month USD-SOFR + 0.300)% due 3/9/27	33,387
85,000	Zelis Cost Management Buyer Inc., 7.574% (1-Month USD-SOFR + 0.325)% due 11/26/31	84,629
20,000	Ziggo Financing Partnership, 6.926% (1-Month USD-SOFR + 0.250)% due 4/30/28	19,666
	Total United States	9,683,799
	TOTAL SENIOR LOANS (Cost – $11,257,300)	11,206,970

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.1%
California – 0.0%
$ 20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	$21,888
360,000	AA-	State of California, GO, 7.300% due 10/1/39	417,244
		Total California	439,132
Massachusetts – 0.0%
239,638	Aa1(l)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	237,045
New York – 0.1%
680,000	A-	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	755,046
695,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	674,888
		Total New York	1,429,934
		TOTAL MUNICIPAL BONDS (Cost – $2,482,262)	2,106,111
Shares/Units
OPEN-END FUND – 1.8%
344,624	iShares 20+ Year Treasury Bond (Cost – $30,217,544)	31,853,596
COMMON STOCK – 0.0%
INDUSTRIAL – 0.0%
Metals & Mining – 0.0%
1,907	Flame Aggregator LLC*(i)	9,268
	TOTAL COMMON STOCK (Cost – $3,913)	9,268
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,887,246,086)	1,771,142,724
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 3.3%
TIME DEPOSITS – 3.0%
17,711,162	ANZ National Bank – London, 3.680% due 3/3/25	$17,711,162
27EUR	Citibank – London, 1.570% due 3/3/25	28
8,523,528	JPMorgan Chase & Co. – New York, 3.680% due 3/3/25	8,523,528
2,604,947	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	2,604,947
24,115,010	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 3/3/25	24,115,010
	TOTAL TIME DEPOSITS (Cost – $52,954,675)	52,954,675
U.S. GOVERNMENT OBLIGATION – 0.3%
5,500,000	U.S. Treasury Bill, 4.253% due 4/8/25(m) (Cost – $5,475,626)	5,475,626
	TOTAL SHORT-TERM INVESTMENTS (Cost – $58,430,301)	58,430,301
	TOTAL INVESTMENTS – 104.3% (Cost – $1,945,676,387)	1,829,573,025
	Liabilities in Excess of Other Assets – (4.3)%	(75,894,917)
	TOTAL NET ASSETS – 100.0%	$1,753,678,108

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
This security is traded on a TBA basis (see Note 5).

(b)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $319,573,409 and represents 18.22% of net assets.

(d)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.

(e)
Interest only security.

(f)
Principal only security.

(g)
Security is perpetual in nature and has no stated maturity date.

(h)
Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.

(i)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2025, amounts to $18,512 and represents 0.00% of net assets.

(j)
Security is currently in default.

(k)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)
Rating by Moody’s Investors Service. All ratings are unaudited.

(m)
Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

Abbreviations used in this schedule:
CBT
   —   Chicago Board of Trade

CLO
   —   Collateralized Loan Obligation

CMT
   —   Constant Maturity Treasury Index

GO
   —   General Obligation

LLC
   —   Limited Liability Company

LP
   —   Limited Partnership

MFA
   —   Mortgage Finance Authority

PLC
   —   Public Limited Company

REMICS
   —   Real Estate Mortgage Investment Conduit

SARL
   —   Société à Responsabilité Limitée

SOFR
   —   Secured Overnight Financing Rate

STRIPS
   —   Separate Trading of Registered Interest and Principals

TSFR
   —   CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	26.6%
U.S. Government Agencies & Obligations	22.0
Collateralized Mortgage Obligations	17.2
Corporate Bonds & Notes	16.3
Asset-Backed Securities	11.7
Open-End Fund	1.7
Sovereign Bonds	0.6
Senior Loans	0.6
Municipal Bonds	0.1
Common Stock	0.0*
Short-Term Investments	3.2
100.0%

^
As a percentage of total investments.

*
Positions represent less than 0.05%.

At February 28, 2025, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (continued)

The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Long Bond (CBT)	46	6/25	$5,577,164	$5,709,750	$132,586
Contracts to Sell:
U.S. 10 Year Note (CBT)	10	6/25	$(1,096,953)	$1,110,938	$(13,985)
U.S. 10 Year Ultra	71	6/25	(8,002,523)	8,111,750	(109,227)
U.S. 2 Year Note (CBT)	85	6/25	(17,526,345)	17,592,344	(65,999)
U.S. 5 Year Note (CBT)	55	6/25	(5,881,133)	5,936,562	(55,429)
U.S. Long Bond (CBT)	13	6/25	(1,509,389)	1,535,219	(25,830)
					$(270,470)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(137,884)
At February 28, 2025, Destinations Core Fixed Income Fund had deposited cash of  $41,911 with a broker or brokers as margin collateral on open exchange traded futures contracts.
At February 28, 2025, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1D SOFTR	4.160%	3/19/45	USD 7,445,000	$(290,173)	$(14,325)	$(275,848)
Receive	1D SOFTR	3.590%	9/20/53	USD1,175,000	42,659	5,065	37,594
Receive	1D SOFTR	3.250%	6/21/53	USD960,000	98,466	(10,562)	109,028
Receive	1D SOFTR	2.880%	3/15/53	USD990,000	174,168	11,594	162,574
Receive	1D SOFTR	2.970%	3/15/53	USD3,065,000	489,265	9,928	479,337
					$514,385	$1,700	$512,685
Schedule of Forward Sale Commitments
Face Amounts	Security	Value
	Federal National Mortgage Association:
$300,000	2.000% due 3/1/40(a) (Proceeds – $266,719)	$(270,741)
1,550,000	3.000% due 3/1/40(a) (Proceeds – $1,437,020)	(1,466,501)
675,000	3.500% due 3/1/40(a) (Proceeds – $635,528)	(648,759)
600,000	4.500% due 3/1/40(a) (Proceeds – $585,211)	(594,902)
4,325,000	4.000% due 3/1/42(a) (Proceeds – $3,968,999)	(4,054,138)
725,000	4.500% due 3/1/42(a) (Proceeds – $678,838)	(698,746)
1,720,000	5.000% due 3/1/42(a) (Proceeds – $1,670,874)	(1,691,928)
4,440,000	3.000% due 5/25/44(a) (Proceeds – $3,782,134)	(3,867,309)
3,270,000	2.000% due 3/1/51(a) (Proceeds – $2,559,838)	(2,615,366)
2,751,000	3.500% due 3/1/55(a) (Proceeds – $2,444,276)	(2,495,190)
4,361,000	2.500% due 4/1/55(a) (Proceeds – $3,534,274)	(3,644,513)
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Core Fixed Income Fund (concluded)

Face Amounts	Security	Value
$980,000	3.500% due 4/1/55(a) (Proceeds – $883,799)	$(888,757)
3,830,000	4.000% due 4/1/55(a) (Proceeds – $3,574,168)	(3,589,241)
450,000	6.500% due 4/1/55(a) (Proceeds – $462,744)	(462,997)
	Government National Mortgage Association:
1,013,000	3.500% due 3/1/42(a) (Proceeds – $914,165)	(929,408)
2,080,000	3.000% due 3/1/55(a) (Proceeds – $1,808,021)	(1,850,388)
1,435,000	5.500% due 3/1/55(a) (Proceeds – $1,428,410)	(1,438,532)
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $30,635,018)	$(31,207,416)

(a)
This security is traded on a TBA basis (see Note 5).

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 34.7%
Basic Materials – 1.6%
200,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.150% due 1/14/30	$181,532
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	198,706
	Freeport-McMoRan Inc., Company Guaranteed Notes:
200,000	4.125% due 3/1/28	196,095
9,000	4.250% due 3/1/30	8,678
	Glencore Funding LLC, Company Guaranteed Notes:
250,000	4.000% due 4/16/25(a)	249,643
150,000	5.423% (SOFRRATE + 1.060)% due 4/4/27(a)(b)	150,784
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	208,068
3,898,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(a)	3,835,690
5,000	LYB Finance Co. BV, Company Guaranteed Notes, 8.100% due 3/15/27(a)	5,279
200,000	Suzano Austria GmbH, Company Guaranteed Notes, 5.000% due 1/15/30	195,394
	Total Basic Materials	5,229,869
Communications – 2.4%
1,250,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(a)	1,162,500
763,000	Gen Digital Inc., Company Guaranteed Notes, 6.750% due 9/30/27(a)	776,881
2,126,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	2,131,085
2,436,063	Go North Group AB, Senior Secured Notes, 10.139% (SOFRRATE + 5.762)% due 2/9/26(b)	1,461,638
1,835,971SEK	Go North Group AB, Senior Unsecured Notes, 15.000% due 2/2/28(c)	—
1,389,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	1,292,328
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	174,347
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,680
	Uber Technologies Inc., Company Guaranteed Notes:
400,000	7.500% due 9/15/27(a)	402,542
37,000	6.250% due 1/15/28(a)	37,295
248,000	Videotron Ltd., Company Guaranteed Notes, 5.125% due 4/15/27(a)	247,712
	Total Communications	7,886,008
Consumer Cyclical – 4.3%
4,000	BMW US Capital LLC, Company Guaranteed Notes, 4.650% due 8/13/29(a)	3,984
48,000	Darden Restaurants Inc., Senior Unsecured Notes, 4.350% due 10/15/27	47,670
19,000	Delta Air Lines Inc., Senior Unsecured Notes, 7.375% due 1/15/26	19,355
5,000	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	4,968
333,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.687% due 6/9/25	332,601
215,000	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	215,397
121,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.250% due 6/30/29	122,240
126,000	Hyundai Capital America, Senior Unsecured Notes, 4.550% due 9/26/29(a)	124,481
27,000	Lennar Corp., Company Guaranteed Notes, 5.250% due 6/1/26	27,115
3,325,000	Liberty TripAdvisor Holdings Inc., Senior Unsecured Notes, 0.500% due 6/30/51(a)	3,310,370
123,000	Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	122,933
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
	Meritage Homes Corp., Company Guaranteed Notes:
82,000	5.125% due 6/6/27	$82,196
10,000	3.875% due 4/15/29(a)	9,569
345,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	347,361
791,000	Papa John’s International Inc., Company Guaranteed Notes, 3.875% due 9/15/29(a)	747,181
659,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 11.131% (3-Month EURIBOR + 8.400)% due 12/29/26(b)	702,324
4,150,000	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	4,153,013
15,000	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.875% due 3/15/27	15,031
3,496,000	VF Corp., Senior Unsecured Notes, 2.400% due 4/23/25	3,489,366
	Total Consumer Cyclical	13,877,155
Consumer Non-cyclical – 10.2%
64,000	AbbVie Inc., Senior Unsecured Notes, 4.875% due 3/15/30	64,772
9,000	Agilent Technologies Inc., Senior Unsecured Notes, 4.200% due 9/9/27	8,949
3,650,000NOK	Aider Konsern AS, Senior Secured Notes, 8.830% (3-Month NIBOR + 4.150)% due 9/5/28(b)	333,734
26,000	Altria Group Inc., Company Guaranteed Notes, 6.200% due 11/1/28	27,350
17,000	Avery Dennison Corp., Senior Unsecured Notes, 4.875% due 12/6/28	17,148
4,000	BAT Capital Corp., Company Guaranteed Notes, 4.906% due 4/2/30	4,013
80,000	BAT International Finance PLC, Company Guaranteed Notes, 5.931% due 2/2/29	83,241
	Bunge Ltd. Finance Corp., Company Guaranteed Notes:
14,000	3.750% due 9/25/27	13,735
85,000	4.200% due 9/17/29	83,468
13,681,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	8,892,650
81,000	Cardinal Health Inc., Senior Unsecured Notes, 5.125% due 2/15/29	82,168
1,978,000	Chegg Inc., Senior Unsecured Notes, 0.125% due 3/15/25	1,955,864
88,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 4.300% due 6/15/28	87,173
126,000	Elevance Health Inc., Senior Unsecured Notes, 5.150% due 6/15/29	128,491
124,000	Equifax Inc., Senior Unsecured Notes, 4.800% due 9/15/29	124,140
5,040,000	Euronet Worldwide Inc., Senior Unsecured Notes, 0.750% due 3/15/49	5,032,440
255,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	255,558
37,000	Global Payments Inc., Senior Unsecured Notes, 5.300% due 8/15/29	37,566
78,000	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	77,981
200,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	194,370
200,000	KUO SAB de CV, Company Guaranteed Notes, 5.750% due 7/7/27	198,582
126,000	Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.350% due 4/1/30	123,538
7,436,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(a)(c)(d)	6,320,600
99,000	Merck Sharp & Dohme Corp., Company Guaranteed Notes, 5.950% due 12/1/28	104,478
200,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	200,464
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
644,000	NuVasive LLC, Company Guaranteed Notes, 0.375% due 3/15/25	$641,994
2,300,000EUR	OP Holdco GmbH, Senior Secured Notes, 9.379% (3-Month EURIBOR + 6.500)% due 6/5/29(a)(b)	2,366,481
2,602,000	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	2,590,355
143,944	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	145,944
117,000	Quanta Services Inc., Senior Unsecured Notes, 4.750% due 8/9/27	117,187
93,000	Quest Diagnostics Inc., Senior Unsecured Notes, 4.200% due 6/30/29	91,447
84,000	Sysco Corp., Company Guaranteed Notes, 5.100% due 9/23/30	85,170
1,615,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	1,610,689
485,000	Williams Scotsman Inc., Senior Secured Notes, 4.625% due 8/15/28(a)	471,301
	Zimmer Biomet Holdings Inc., Senior Unsecured Notes:
31,000	4.700% due 2/19/27	31,089
95,000	5.050% due 2/19/30	96,018
	Total Consumer Non-cyclical	32,700,148
Energy – 3.8%
177,083	AL Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	177,154
86,000	APA Corp., Senior Unsecured Notes, 4.250% due 1/15/30(a)	81,990
55,000	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.450% due 7/15/27	54,587
128,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	125,629
200,000	Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	199,661
	Coterra Energy Inc., Senior Unsecured Notes:
10,000	3.900% due 5/15/27	9,831
7,000	4.375% due 3/15/29	6,880
2,216,000	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.000% due 5/1/29(a)	2,250,428
22,000	DCP Midstream Operating LP, Company Guaranteed Notes, 5.125% due 5/15/29	22,152
25,000	Devon Energy Corp., Senior Unsecured Notes, 5.250% due 10/15/27	25,034
44,000	Enbridge Inc., Company Guaranteed Notes, 6.000% due 11/15/28	45,870
186,000	Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	190,312
164,000	EnLink Midstream LLC, Company Guaranteed Notes, 5.375% due 6/1/29	166,298
	EQT Corp., Senior Unsecured Notes:
14,000	3.900% due 10/1/27	13,761
17,000	7.000% due 2/1/30	18,367
2,400,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,507,836
105,920	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	104,178
340,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(a)	342,040
2,800,000	HMH Holding BV, Senior Secured Notes, 9.875% due 11/16/26	2,902,550
81,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.000% due 2/1/29	81,643
200,000	Medco Oak Tree Pte Ltd., Senior Secured Notes, 7.375% due 5/14/26	203,277
5,000	MPLX LP, Senior Unsecured Notes, 4.800% due 2/15/29	5,002
138,000	NGPL PipeCo LLC, Senior Unsecured Notes, 4.875% due 8/15/27(a)	137,618
121,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.200% due 8/1/29	121,617
84,000	ONEOK Inc., Company Guaranteed Notes, 4.400% due 10/15/29	82,434
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Petrobras Global Finance BV, Company Guaranteed Notes:
100,000	7.375% due 1/17/27	$103,537
50,000	5.999% due 1/27/28	50,595
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
46,000	6.500% due 7/15/27	46,274
114,000	6.875% due 1/15/29	116,739
115,000	5.500% due 3/1/30	116,346
1,797,000	Welltec International ApS, Senior Secured Notes, 8.250% due 10/15/26(a)	1,826,929
	Western Midstream Operating LP, Senior Unsecured Notes:
11,000	6.350% due 1/15/29	11,499
45,000	4.050% due 2/1/30	42,869
129,000	Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	129,012
	Total Energy	12,319,949
Financial – 4.9%
258,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 5.750% due 6/6/28	265,251
	Ally Financial Inc., Senior Unsecured Notes:
16,000	6.992% (SOFRRATE + 3.260)% due 6/13/29(b)	16,839
12,000	6.848% (SOFRRATE + 2.820)% due 1/3/30(b)	12,612
64,000	American Homes 4 Rent LP, Senior Unsecured Notes, 4.250% due 2/15/28	63,197
56,000	American National Group Inc., Senior Unsecured Notes, 5.750% due 10/1/29	56,645
256,000	Ares Capital Corp., Senior Unsecured Notes, 5.875% due 3/1/29	261,563
291,000	Athene Global Funding, Secured Notes, 4.721% due 10/8/29(a)	287,275
272,000	Avolon Holdings Funding Ltd., Senior Unsecured Notes, 2.125% due 2/21/26(a)	265,089
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	199,780
	Banco Continental SAECA, Senior Unsecured Notes:
150,000	2.750% due 12/10/25	146,228
150,000	2.750% due 12/10/25(a)	146,228
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	200,939
100,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450)% due 9/30/31(b)	96,174
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442)% due 1/29/31(b)	297,750
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711)% due 7/8/30(b)	297,959
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995)% due 10/1/28(b)	208,334
200,000	Bank Negara Indonesia Persero Tbk PT, Subordinated Notes, 3.750% due 3/30/26	196,049
	Bank of America Corp., Senior Unsecured Notes:
15,000	4.827% (SOFRRATE + 1.750)% due 7/22/26(b)	15,006
55,000	3.559% (3-Month TSFR + 1.322)% due 4/23/27(b)	54,340
166,000	4.979% (SOFRRATE + 0.830)% due 1/24/29(b)	167,471
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
11,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 4.125% due 6/15/26	$10,923
31,000	Brown & Brown Inc., Senior Unsecured Notes, 4.500% due 3/15/29	30,682
216,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.245% (SOFRRATE + 1.105)% due 1/13/31(b)	219,022
226,000	Capital One Financial Corp., Senior Unsecured Notes, 4.985% (SOFRRATE + 2.160)% due 7/24/26(b)	226,281
	Citigroup Inc., Senior Unsecured Notes:
97,000	4.786% (SOFRRATE + 0.870)% due 3/4/29(b)	97,268
228,000	4.542% (SOFRRATE + 1.338)% due 9/19/30(b)	224,603
86,000	Citizens Financial Group Inc., Senior Unsecured Notes, 5.841% (SOFRRATE + 2.010)% due 1/23/30(b)	88,354
8,000	Citizens Financial Group Inc., Subordinated Notes, 4.300% due 12/3/25	7,970
26,000	CNA Financial Corp., Senior Unsecured Notes, 3.900% due 5/1/29	25,206
100,000	Corebridge Global Funding, Senior Secured Notes, 5.750% due 7/2/26(a)	101,590
309,000	Crown Castle Inc., Senior Unsecured Notes, 4.900% due 9/1/29	309,468
51,000	CubeSmart LP, Company Guaranteed Notes, 4.375% due 2/15/29	50,164
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100)% due 3/10/31(b)	194,212
14,000	DOC DR LLC, Company Guaranteed Notes, 4.300% due 3/15/27	13,911
14,000	EPR Properties, Company Guaranteed Notes, 4.950% due 4/15/28	13,916
347,000	Extra Space Storage LP, Company Guaranteed Notes, 5.500% due 7/1/30	357,074
169,000	F&G Annuities & Life Inc., Company Guaranteed Notes, 7.400% due 1/13/28	177,054
1,470,955	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 10.500% due 1/15/28(a)	1,502,033
122,000	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.146% (SOFRRATE + 0.770)% due 3/18/27(b)	122,264
90,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.375% due 12/15/29	83,798
35,000	Huntington Bancshares Inc., Senior Unsecured Notes, 5.272% (SOFRRATE + 1.276)% due 1/15/31(b)	35,460
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes:
518,000	6.250% due 5/15/26	516,838
2,734,000	5.250% due 5/15/27	2,657,742
250,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	244,976
260,000	Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	248,888
3,767	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	3,601
	JPMorgan Chase & Co., Senior Unsecured Notes:
159,000	5.293% (SOFRRATE + 0.920)% due 4/22/28(b)	160,042
127,000	4.915% (SOFRRATE + 0.800)% due 1/24/29(b)	128,001
130,000	LPL Holdings Inc., Company Guaranteed Notes, 4.625% due 11/15/27(a)	128,407
63,000	M&T Bank Corp., Senior Unsecured Notes, 4.833% (SOFRRATE + 0.930)% due 1/16/29(b)	63,104
100,000	Marex Group PLC, Senior Unsecured Notes, 6.404% due 11/4/29	102,416
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	New York Life Global Funding, Secured Notes:
10,000	4.888% (SOFRRATE + 0.480)% due 6/9/26(a)(b)	$10,009
13,000	4.700% due 1/29/29(a)	13,082
2,500,000SEK	Novedo Holding AB, Senior Secured Notes, 9.539% (3-Month SEK-STIBOR + 7.000)% due 9/23/27(b)	232,525
83,000	Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	82,807
9,000	Pacific Life Global Funding II, Senior Secured Notes, 5.037% (SOFRRATE + 0.620)% due 6/4/26(a)(b)	9,025
133,000	PNC Financial Services Group Inc., Senior Unsecured Notes, 5.812% (SOFRRATE + 1.322)% due 6/12/26(b)	133,368
8,000	RGA Global Funding, Secured Notes, 6.000% due 11/21/28(a)	8,347
157,000	Royal Bank of Canada, Senior Unsecured Notes, 5.232% (SOFRRATE + 0.860)% due 10/18/28(b)	157,588
25,000,000SEK	Stockwik Forvaltning AB, Senior Secured Notes, 10.554% (3-Month SEK-STIBOR + 8.000)% due 3/20/26(b)	2,362,872
	Truist Financial Corp., Senior Unsecured Notes:
160,000	4.260% (SOFRRATE + 1.456)% due 7/28/26(b)	159,741
300,000	7.161% (SOFRRATE + 2.446)% due 10/30/29(b)	323,098
10,000	US Bancorp, Senior Unsecured Notes, 5.727% (SOFRRATE + 1.430)% due 10/21/26(b)	10,066
267,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.250% due 12/1/26(a)	263,512
	Wells Fargo & Co., Senior Unsecured Notes:
154,000	5.443% (SOFRRATE + 1.070)% due 4/22/28(b)	155,517
78,000	6.303% (SOFRRATE + 1.790)% due 10/23/29(b)	82,035
246,000	Welltower OP LLC, Company Guaranteed Notes, 4.000% due 6/1/25	245,503
	Total Financial	15,649,092
Healthcare – 1.4%
5,834,575	ProSomnus Inc., Senior Secured Notes, 8.000% due 12/31/26(c)(d)	4,390,518
Industrial – 1.5%
78,000	AGCO Corp., Company Guaranteed Notes, 5.450% due 3/21/27	79,073
143,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	144,113
237,536	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	183,140
200,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534)%(b)(e)	199,170
114,000	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.500% due 10/8/27	113,517
	GATX Corp., Senior Unsecured Notes:
83,000	4.700% due 4/1/29	82,628
5,000	4.000% due 6/30/30	4,811
96,000	IDEX Corp., Senior Unsecured Notes, 4.950% due 9/1/29	96,585
268,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 6.350% due 8/18/28	281,234
121,713	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	122,449
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
110,000	MasTec Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	$107,725
4,000	Mohawk Industries Inc., Senior Unsecured Notes, 5.850% due 9/18/28	4,151
150,420	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	145,170
751,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., Senior Secured Notes, 4.375% due 10/15/28(a)	754,761
176,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.250% due 2/1/30(a)	178,595
	Ryder System Inc., Senior Unsecured Notes:
6,000	5.250% due 6/1/28	6,109
22,000	4.950% due 9/1/29	22,162
74,000	Sonoco Products Co., Senior Unsecured Notes, 4.450% due 9/1/26	73,775
9,000	Timken Co., Senior Unsecured Notes, 4.500% due 12/15/28	8,943
170,000	Veralto Corp., Company Guaranteed Notes, 5.500% due 9/18/26	172,274
2,077,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	2,100,888
	Total Industrial	4,881,273
Technology – 3.8%
117,000	AppLovin Corp., Senior Unsecured Notes, 5.125% due 12/1/29	118,100
81,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	82,316
2,846,000EUR	Azerion Group NV, Senior Secured Notes, 9.433% (3-Month EURIBOR + 6.750)% due 10/2/26(b)	2,951,888
84,000	Broadcom Inc., Senior Unsecured Notes, 4.350% due 2/15/30	82,617
15,590,000SEK	Cabonline Group Holding AB, Senior Secured Notes, 14.000% due 3/19/28	1,419,182
172,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 4.350% due 2/1/30	168,552
297,000	Fiserv Inc., Senior Unsecured Notes, 4.750% due 3/15/30	296,639
252,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 4.550% due 10/15/29	250,199
16,009,205SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(d)(f)	959,169
74,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 2.050% due 10/15/26	70,982
79,000	Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	81,700
79,000	Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25	78,821
1,295,000	Porch Group Inc., Senior Unsecured Notes, 0.750% due 9/15/26(a)	1,101,527
1,512,000	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	1,505,534
238,000	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.950% due 3/28/28	240,154
2,876,000	Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	2,845,565
	Total Technology	12,252,945
Utilities – 0.8%
63,000	Algonquin Power & Utilities Corp., Senior Unsecured Notes, 5.365% due 6/15/26	63,432
204,000	American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	206,977
8,000	American Water Capital Corp., Senior Unsecured Notes, 3.750% due 9/1/28	7,781
51,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	52,242
292,250	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	249,290
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
200,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.750% due 2/23/27	$198,007
95,000	DTE Energy Co., Senior Unsecured Notes, 5.200% due 4/1/30	96,347
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.250% due 7/18/29	181,574
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	198,204
4,000	Essential Utilities Inc., Senior Unsecured Notes, 3.566% due 5/1/29	3,810
17,000	Eversource Energy, Senior Unsecured Notes, 4.750% due 5/15/26	17,033
119,000	Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	120,840
4,000	FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 1/15/30	3,964
48,000	Georgia Power Co., Senior Unsecured Notes, 4.667% (SOFRRATE + 0.280)% due 9/15/26(b)	48,023
36,000	Interstate Power & Light Co., Senior Unsecured Notes, 3.600% due 4/1/29	34,731
8,000	ITC Holdings Corp., Senior Unsecured Notes, 4.950% due 9/22/27(a)	8,045
147,500	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	133,655
231,024	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	224,351
68,000	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	68,855
127,000	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.750% due 2/7/28	128,053
196,000	NiSource Inc., Senior Unsecured Notes, 5.200% due 7/1/29	199,796
19,000	Public Service Co. of Colorado, 1st Mortgage Notes, 3.700% due 6/15/28	18,549
158,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 5.875% due 10/15/28	164,391
21,000	Xcel Energy Inc., Senior Unsecured Notes, 4.000% due 6/15/28	20,548
	Total Utilities	2,448,498
	TOTAL CORPORATE BONDS & NOTES (Cost – $119,879,919)	111,635,455
COLLATERALIZED MORTGAGE OBLIGATIONS – 11.5%
Mortgage Securities – 11.5%
200,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.491% (1-Month TSFR + 1.180)% due 9/15/34(a)(b)	198,375
156,728	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	141,675
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	175,688
240,213	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 5.776% (1-Month TSFR + 1.464)% due 11/15/36(a)(b)	240,238
	BANK:
1,226,871	Series 2017-BNK4, Class XA, 1.329% due 5/15/50(b)(g)	28,688
1,430,566	Series 2017-BNK6, Class XA, 0.785% due 7/15/60(b)(g)	21,211
297,252	BANK5, Series 2024-5YR8, Class A1, 5.188% due 8/15/57	300,615
	BBCMS Mortgage Trust:
247,417	Series 2024-C24, Class A1, 5.229% due 2/15/57	249,381
282,000	Series 2025-5C33, Class A1, 4.971% due 3/15/58	281,250
	Benchmark Mortgage Trust:
9,376,420	Series 2018-B4, Class XA, 0.468% due 7/15/51(b)(g)	112,988
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
3,550,261	Series 2020-B16, Class XA, 0.914% due 2/15/53(b)(g)	$121,961
293,190	Series 2024-V8, Class A1, 5.514% due 7/15/57	297,793
150,000	BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.202% (1-Month TSFR + 1.890)% due 7/15/41(a)(b)	150,187
303,625	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.654% (1-Month TSFR + 1.342)% due 3/15/41(a)(b)	303,720
	BMO Mortgage Trust:
170,029	Series 2023-C5, Class A1, 5.740% due 6/15/56	172,015
287,077	Series 2024-5C4, Class A1, 6.017% due 5/15/57	293,963
299,899	Series 2024-C9, Class A1, 5.478% due 7/15/57	304,629
208,000	BPR Trust, Series 2021-TY, Class A, 5.476% (1-Month TSFR + 1.164)% due 9/15/38(a)(b)	207,480
	BRAVO Residential Funding Trust:
753,315	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	687,675
431,767	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(a)	435,923
277,000	BRSP Ltd., Series 2024-FL2, Class A, 6.259% (1-Month TSFR + 1.945)% due 8/19/37(a)(b)	276,334
330,000	BSPRT Issuer Ltd., Series 2023-FL10, Class A, 6.571% (1-Month TSFR + 2.259)% due 9/15/35(a)(b)	330,281
	BX Commercial Mortgage Trust:
141,057	Series 2021-21M, Class A, 5.156% (1-Month TSFR + 0.844)% due 10/15/36(a)(b)	139,999
303,242	Series 2021-CIP, Class A, 5.347% (1-Month TSFR + 1.035)% due 12/15/38(a)(b)	302,958
74,799	Series 2021-VINO, Class A, 5.079% (1-Month TSFR + 0.767)% due 5/15/38(a)(b)	74,705
166,544	Series 2021-XL2, Class A, 5.115% (1-Month TSFR + 0.803)% due 10/15/38(a)(b)	166,232
122,848	Series 2022-LP2, Class A, 5.325% (1-Month TSFR + 1.013)% due 2/15/39(a)(b)	122,617
222,130	BX Mortgage Trust, Series 2022-MVRK, Class A, 5.779% (1-Month TSFR + 1.467)% due 3/15/39(a)(b)	221,206
196,000	BX Trust, Series 2021-ARIA, Class B, 5.723% (1-Month TSFR + 1.411)% due 10/15/36(a)(b)	195,816
156,586	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.623% due 5/15/52	148,813
1,288,984	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.217% due 5/10/50(b)(g)	25,799
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 0.891% due 6/15/50(b)(g)	5,174
	Citigroup Commercial Mortgage Trust:
200,000	Series 2015-P1, Class A5, 3.717% due 9/15/48	198,717
248,000	Series 2016-P3, Class A3, 3.063% due 4/15/49	244,638
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	391,576
200,000	Series 2016-P4, Class A4, 2.902% due 7/10/49	194,231
252,125	Series 2017-P7, Class A3, 3.442% due 4/14/50	246,978
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
102,516	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	$89,174
585,544	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	532,377
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 5.608% (1-Month TSFR + 1.296)% due 9/15/33(a)(b)	210,125
683,552	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.402% (SOFR30A + 1.050)% due 1/25/44(a)(b)	683,983
	Cross Mortgage Trust:
710,692	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(a)	715,331
736,116	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(a)	741,412
	CSAIL Commercial Mortgage Trust:
557,387	Series 2017-C8, Class XA, 1.059% due 6/15/50(b)(g)	10,124
3,469,534	Series 2017-CX10, Class XA, 0.840% due 11/15/50(b)(g)	55,308
2,978,052	Series 2018-CX12, Class XA, 0.542% due 8/15/51(b)(g)	46,101
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	194,554
190,236	Series 2020-C9, Class A2, 1.900% due 8/15/53	184,761
170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.636% due 6/5/35(a)(b)	161,727
1,026,540	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(a)	1,021,689
149,826	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 5.127% (1-Month TSFR + 0.815)% due 11/15/38(a)(b)	149,311
208,988	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 5.331% (1-Month TSFR + 1.019)% due 10/15/38(a)(b)	208,466
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
332,308	Series 4631, Class FA, 4.953% (SOFR30A + 0.614)% due 11/15/46(b)	327,592
1,135,468	Series 4987, Class BF, 4.866% (SOFR30A + 0.514)% due 6/25/50(b)	1,115,662
639,907	Series 4990, Class FN, 4.816% (SOFR30A + 0.464)% due 5/25/50(b)	618,755
204,487	Federal National Mortgage Association (FNMA) REMICS, Series 2019-43, Class FD, 4.866% (SOFR30A + 0.514)% due 8/25/49(b)	200,809
	Federal National Mortgage Association (FNMA), Aces:
1,005,084	Series 2020-M49, Class 1A1, 1.255% due 11/25/30(b)	923,501
162,340	Series 2021-M7, Class A1, 1.725% due 3/25/31(b)	152,555
	Federal National Mortgage Association (FNMA), REMICS:
611,850	Series 2024-89, Class FD, 5.752% (SOFR30A + 1.400)% due 9/25/53(b)	616,842
449,871	Series 2024-93, Class FL, 5.802% (SOFR30A + 1.450)% due 12/25/54(b)	454,172
782,302	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(a)	778,698
140,836	GPMT Ltd., Series 2021-FL3, Class A, 5.928% (1-Month TSFR + 1.614)% due 7/16/35(a)(b)	140,517
320,000	Great Wolf Trust, Series 2024-WOLF, Class A, 5.854% (1-Month TSFR + 1.542)% due 3/15/39(a)(b)	320,600
	GS Mortgage Securities Corp. Trust:
208,000	Series 2021-IP, Class A, 5.376% (1-Month TSFR + 1.064)% due 10/15/36(a)(b)	206,702
250,000	Series 2023-SHIP, Class A, 4.322% due 9/10/38(a)(b)	247,988
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
	GS Mortgage Securities Trust:
237,000	Series 2015-GC34, Class A4, 3.506% due 10/10/48	$233,728
3,544,740	Series 2016-GS4, Class XA, 0.558% due 11/10/49(b)(g)	23,866
1,650,216	Series 2017-GS6, Class XA, 0.997% due 5/10/50(b)(g)	27,501
3,133,121	Series 2017-GS8, Class XA, 0.929% due 11/10/50(b)(g)	60,037
285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822% due 8/15/49	277,369
	JPMBB Commercial Mortgage Securities Trust:
229,251	Series 2015-C31, Class A3, 3.801% due 8/15/48	227,711
741,429	Series 2015-C32, Class XA, 1.137% due 11/15/48(b)(g)	1,065
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	197,611
220,000	KREF Ltd., Series 2021-FL2, Class B, 6.076% (1-Month TSFR + 1.764)% due 2/15/39(a)(b)	215,072
308,776	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, step bond to yield, 4.650% due 11/25/60(a)	308,973
114,690	LFT CRE Ltd., Series 2021-FL1, Class A, 5.596% (1-Month TSFR + 1.284)% due 6/15/39(a)(b)	114,487
250,000	MF1, Series 2024-FL15, Class A, 6.000% (1-Month TSFR + 1.688)% due 8/18/41(a)(b)	251,083
330,000	MF1 Ltd., Series 2021-FL7, Class AS, 5.878% (1-Month TSFR + 1.564)% due 10/16/36(a)(b)	326,111
490,979	MFA Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(a)	495,488
103,602	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.227% (1-Month TSFR + 0.915)% due 4/15/38(a)(b)	103,504
190,527	MHP, Series 2022-MHIL, Class A, 5.126% (1-Month TSFR + 0.815)% due 1/15/27(a)(b)	190,051
253,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class AS, 4.004% due 7/15/50(b)	251,329
	Morgan Stanley Capital I Trust:
1,110,262	Series 2016-UB11, Class XA, 1.431% due 8/15/49(b)(g)	16,310
3,241,690	Series 2016-UB12, Class XA, 0.631% due 12/15/49(b)(g)	25,974
237,000	Series 2016-UBS9, Class A4, 3.594% due 3/15/49	233,645
783,398	Series 2017-H1, Class XA, 1.291% due 6/15/50(b)(g)	14,454
176,061	Series 2021-L6, Class A2, 2.126% due 6/15/54(b)	163,592
160,135	Series 2024-NSTB, Class A, 3.900% due 9/24/57(a)(b)	154,389
209,308	MSC Trust, Series 2021-ILP, Class A, 5.204% (1-Month TSFR + 0.892)% due 11/15/36(a)(b)	208,785
	New Residential Mortgage Loan Trust:
835,884	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	801,018
120,113	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	112,932
1,435,679	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(a)	1,448,307
	OBX Trust:
541,781	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	482,645
705,723	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(b)	707,627
769,090	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	775,044
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
815,446	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(a)	$824,136
346,117	OPG Trust, Series 2021-PORT, Class A, 4.910% (1-Month TSFR + 0.598)% due 10/15/36(a)(b)	344,386
367,533	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 4.867% due 4/25/26(a)	367,724
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.704% (1-Month TSFR + 1.392)% due 5/15/39(a)(b)	330,103
	SREIT Trust:
200,000	Series 2021-IND, Class B, 5.523% (1-Month TSFR + 1.211)% due 10/15/38(a)(b)	199,375
188,282	Series 2021-MFP, Class A, 5.157% (1-Month TSFR + 0.845)% due 11/15/38(a)(b)	187,929
300,000	STWD Ltd., Series 2019-FL1, Class B, 6.026% (1-Month TSFR + 1.714)% due 7/15/38(a)(b)	300,024
186,317	STWD Trust, Series 2021-FLWR, Class B, 5.352% (1-Month TSFR + 1.040)% due 7/15/36(a)(b)	185,501
308,934	TRTX Issuer Ltd., Series 2022-FL5, Class A, 5.962% (1-Month TSFR + 1.650)% due 2/15/39(a)(b)	308,942
719,663	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.477% due 6/15/50(b)(g)	17,343
159,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(a)	161,029
	Velocity Commercial Capital Loan Trust:
774,771	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	649,011
301,768	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	239,029
952,290	Series 2024-5, Class A, 5.490% due 10/25/54(a)(b)	947,573
	Verus Securitization Trust:
466,799	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	418,237
114,134	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	108,089
428,597	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(a)	429,216
511,148	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(a)	516,574
527,955	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(a)	529,803
1,129,379	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(a)	1,138,717
61,698	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	58,933
	Wells Fargo Commercial Mortgage Trust:
320,000	Series 2015-C28, Class A4, 3.540% due 5/15/48	318,898
236,000	Series 2015-C30, Class A4, 3.664% due 9/15/58	234,653
1,774,456	Series 2015-LC22, Class XA, 0.692% due 9/15/58(b)(g)	2,647
3,634,604	Series 2015-NXS2, Class XA, 0.518% due 7/15/58(b)(g)	5,029
325,000	Series 2016-C33, Class A4, 3.426% due 3/15/59	320,372
181,412	Series 2021-C60, Class A2, 2.042% due 8/15/54	173,726
36,372	Series 2021-SAVE, Class A, 5.676% (1-Month TSFR + 1.264)% due 2/15/40(a)(b)	36,474
	Total Mortgage Securities	36,923,546
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $39,419,101)	36,923,546
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – 11.4%
Automobile ABS – 1.1%
	American Credit Acceptance Receivables Trust:
174,831	Series 2024-2, Class A, 5.900% due 2/12/27(a)	$175,335
133,598	Series 2024-3, Class A, 5.760% due 11/12/27(a)	134,178
157,018	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.540% due 2/16/27	157,318
	Carvana Auto Receivables Trust:
115,547	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	115,825
191,062	Series 2024-N1, Class A2, 5.760% due 4/12/27(a)	191,533
300,000	Series 2024-P3, Class A4, 4.310% due 9/10/30	297,832
50,114	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.090% due 10/15/26(a)	50,238
79,140	CPS Auto Receivables Trust, Series 2024-A, Class A, 5.710% due 9/15/27(a)	79,372
28,278	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class A2, 6.400% due 12/15/26(a)	28,308
455,077	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(a)	461,124
	Lendbuzz Securitization Trust:
255,127	Series 2023-2A, Class A2, 7.090% due 10/16/28(a)	260,054
419,476	Series 2024-2A, Class A2, 5.990% due 5/15/29(a)	423,943
450,000	Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044% due 6/27/33(a)	450,884
250,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.780% due 1/15/31	250,616
	Westlake Automobile Receivables Trust:
126,047	Series 2023-4A, Class A2, 6.230% due 1/15/27(a)	126,570
354,346	Series 2024-1A, Class A2A, 5.620% due 3/15/27(a)	355,271
	Total Automobile ABS	3,558,401
Commercial MBS – 1.0%
	ACREC Ltd.:
87,220	Series 2021-FL1, Class A, 5.578% (1-Month TSFR + 1.264)% due 10/16/36(a)(b)	87,119
350,000	Series 2021-FL1, Class AS, 5.928% (1-Month TSFR + 1.614)% due 10/16/36(a)(b)	349,576
153,889	BDS Ltd., Series 2021-FL10, Class A, 5.778% (1-Month TSFR + 1.464)% due 12/16/36(a)(b)	153,906
155,944	BRSP Ltd., Series 2021-FL1, Class A, 5.578% (1-Month TSFR + 1.264)% due 8/19/38(a)(b)	155,491
	BSPRT Issuer Ltd.:
53,022	Series 2021-FL6, Class A, 5.526% (1-Month TSFR + 1.214)% due 3/15/36(a)(b)	52,961
135,008	Series 2021-FL7, Class A, 5.746% (1-Month TSFR + 1.434)% due 12/15/38(a)(b)	134,963
133,825	FS Rialto, Series 2021-FL3, Class A, 5.676% (1-Month TSFR + 1.364)% due 11/16/36(a)(b)	133,712
262,898	FS RIALTO, Series 2021-FL2, Class A, 5.646% (1-Month TSFR + 1.334)% due 5/16/38(a)(b)	262,189
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Commercial MBS – (continued)
202,200	GPMT Ltd., Series 2021-FL4, Class A, 5.784% (1-Month TSFR + 1.464)% due 12/15/36(a)(b)	$200,333
329,748	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.448% (1-Month TSFR + 1.134)% due 7/15/39(a)(b)	329,039
28,266	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 5.476% (1-Month TSFR + 1.164)% due 6/16/36(a)(b)	28,059
218,920	KREF Ltd., Series 2021-FL2, Class A, 5.496% (1-Month TSFR + 1.184)% due 2/15/39(a)(b)	217,952
106,663	LCCM Trust, Series 2021-FL3, Class A, 5.876% (1-Month TSFR + 1.564)% due 11/15/38(a)(b)	107,366
	LoanCore Issuer Ltd.:
247,969	Series 2021-CRE5, Class A, 5.726% (1-Month TSFR + 1.414)% due 7/15/36(a)(b)	247,779
244,033	Series 2021-CRE6, Class A, 5.726% (1-Month TSFR + 1.414)% due 11/15/38(a)(b)	243,848
	MF1 Ltd.:
57,251	Series 2021-FL6, Class A, 5.528% (1-Month TSFR + 1.214)% due 7/16/36(a)(b)	57,219
83,390	Series 2022-FL8, Class A, 5.662% (1-Month TSFR + 1.350)% due 2/19/37(a)(b)	83,330
128,204	STWD Ltd., Series 2021-FL2, Class A, 5.628% (1-Month TSFR + 1.314)% due 4/18/38(a)(b)	126,790
91,768	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.626% (1-Month TSFR + 1.314)% due 3/15/38(a)(b)	91,421
18,461	VMC Finance LLC, Series 2022-FL5, Class A, 6.240% (SOFR30A + 1.900)% due 2/18/39(a)(b)	18,461
	Total Commercial MBS	3,081,514
Home Equity ABS – 0.1%
235,056	Accredited Mortgage Loan Trust, Series 2005-1, Class M4, 5.589% (1-Month TSFR + 1.269)% due 4/25/35(b)	235,031
Other ABS – 8.7%
	ACHV ABS Trust:
173,678	Series 2023-3PL, Class C, 7.350% due 8/19/30(a)	174,631
550,000	Series 2023-4CP, Class C, 7.710% due 11/25/30(a)	552,701
	Affirm Asset Securitization Trust:
15,993	Series 2023-X1, Class A, 7.110% due 11/15/28(a)	16,015
275,000	Series 2024-A, Class A, 5.610% due 2/15/29(a)	277,203
126,391	APL Finance DAC, Series 2023-1A, Class A, 7.000% due 7/21/31(a)	127,731
14,635	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	14,041
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(a)	507,536
500,000	Bain Capital Credit CLO Ltd., Series 2022-6A, Class A1R, 5.660% (3-Month TSFR + 1.370)% due 1/22/38(a)(b)	503,319
311,771	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	292,016
1,000,000	Carlyle US CLO Ltd., Series 2019-4A, Class A11R, 5.622% (3-Month TSFR + 1.320)% due 4/15/35(a)(b)	1,002,148
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, 5.973% (3-Month TSFR + 1.680)% due 4/20/37(a)(b)	$503,743
1,500,000	CFIP CLO Ltd., Series 2021-1A, Class A, 5.775% (3-Month TSFR + 1.482)% due 1/20/35(a)(b)	1,503,430
	DataBank Issuer:
500,000	Series 2021-1A, Class A2, 2.060% due 2/27/51(a)	484,968
500,000	Series 2023-1A, Class A2, 5.116% due 2/25/53(a)	497,268
470,000	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(a)	462,113
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 5.687% (3-Month TSFR + 1.400)% due 4/14/35(a)(b)	1,002,206
116,703	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 5.605% (3-Month TSFR + 1.282)% due 5/16/31(a)(b)	116,898
506,307	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 5.733% (3-Month TSFR + 1.440)% due 10/20/31(a)(b)	507,259
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.759% (3-Month TSFR + 1.472)% due 1/30/35(a)(b)	501,217
105,341	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	102,325
2,034,773	HTS Fund I LLC, Series 2021-1, Class A, 1.411% due 8/25/36(a)	1,787,105
500,000	Katayma CLO I Ltd., Series 2023-1A, Class A1, 6.293% (3-Month TSFR + 2.000)% due 10/20/36(a)(b)	503,251
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, 5.943% (3-Month TSFR + 1.650)% due 4/20/37(a)(b)	1,006,717
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.804% (3-Month TSFR + 1.502)% due 10/17/34(a)(b)	1,000,000
500,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 5.762% (3-Month TSFR + 1.462)% due 7/25/34(a)(b)	500,554
229,919	Marlette Funding Trust, Series 2024-1A, Class A, 5.950% due 7/17/34(a)	230,841
1,620,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 5.761% (3-Month TSFR + 1.462)% due 4/28/34(a)(b)	1,621,830
448,646	Ocean Trails CLO V, Series 2014-5A, Class ARR, 5.831% (3-Month TSFR + 1.542)% due 10/13/31(a)(b)	449,629
63,336	OCP CLO Ltd., Series 2014-5A, Class A1R, 5.642% (3-Month TSFR + 1.342)% due 4/26/31(a)(b)	63,360
53,764	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.600% due 12/16/30(a)	53,963
	Prosper Marketplace Issuance Trust:
21,978	Series 2023-1A, Class A, 7.060% due 7/16/29(a)	22,009
229,453	Series 2024-1A, Class A, 6.120% due 8/15/29(a)	230,272
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 5.903% (3-Month TSFR + 1.610)% due 4/20/37(a)(b)	1,006,720
340,722	Slam Ltd., Series 2024-1A, Class A, 5.335% due 9/15/49(a)	339,755
500,000	SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.800% due 2/27/34(a)	500,403
2,000,000	Sound Point CLO Ltd., Series 2024-38A, Class A1, 5.922% (3-Month TSFR + 1.600)% due 2/20/37(a)(b)	2,009,031
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
Other ABS – (continued)
674,837	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 5.805% (3-Month TSFR + 1.512)% due 10/20/31(a)(b)	$676,893
135,740	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 5.675% (3-Month TSFR + 1.382)% due 1/21/31(a)(b)	136,013
317,560	Steele Creek CLO Ltd., Series 2018-2A, Class A, 5.785% (3-Month TSFR + 1.462)% due 8/18/31(a)(b)	317,731
575,000	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.080% due 6/21/50(a)	578,831
78,145	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(a)	78,752
	THL Credit Wind River CLO Ltd.:
2,000,000	Series 2017-1A, Class ARR, 5.615% (3-Month TSFR + 1.322)% due 4/18/36(a)(b)	2,001,853
1,300,000	Series 2019-1A, Class AR, 5.715% (3-Month TSFR + 1.422)% due 7/20/34(a)(b)	1,302,057
235,212	Upstart Securitization Trust, Series 2024-1, Class A, 5.330% due 11/20/34(a)	235,839
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(a)	196,085
93,749	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 5.695% (3-Month TSFR + 1.402)% due 1/20/31(a)(b)	93,982
1,000,000	Warwick Capital CLO 4 Ltd., Series 2024-4A, Class A1, 5.693% (3-Month TSFR + 1.400)% due 7/20/37(a)(b)	1,007,431
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 5.784% (3-Month TSFR + 1.482)% due 7/15/34(a)(b)	1,001,025
	Total Other ABS	28,100,700
Student Loan ABS – 0.1%
60,558	AccessLex Institute, Series 2007-A, Class A3, 4.883% (3-Month TSFR + 0.562)% due 5/25/36(b)	59,755
118,113	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	103,033
3,699	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	3,667
	Navient Private Education Refi Loan Trust:
47,006	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	43,561
259,472	Series 2022-A, Class A, 2.230% due 7/15/70(a)	235,804
	Total Student Loan ABS	445,820
WL Collateral CMO – 0.4%
764,679	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 6.223% (1-Month TSFR + 1.914)% due 7/25/33(b)	756,289
290,570	PRET LLC, Series 2021-NPL3, Class A1, 4.868% due 7/25/51(a)	290,418
55,028	VOLT XCII LLC, Series 2021-NPL1, Class A1, 5.893% due 2/27/51(a)	55,049
82,568	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240% due 2/27/51(a)	82,580
184,697	VOLT XCIX LLC, Series 2021-NPL8, Class A1, 5.116% due 4/25/51(a)	184,875
	Total WL Collateral CMO	1,369,211
	TOTAL ASSET-BACKED SECURITIES (Cost – $36,582,967)	36,790,677
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS- 9.1%
U.S. GOVERNMENT OBLIGATIONS – 9.1%
	U.S. Treasury Notes:
8,500,000	0.375% due 1/31/26	$8,212,461
1,550,000	0.750% due 5/31/26	1,488,000
2,450,000	0.625% due 7/31/26	2,336,018
820,000	3.500% due 9/30/26	813,369
5,500,000	0.500% due 6/30/27	5,078,691
12,500,000	0.750% due 1/31/28	11,400,879
	TOTAL U.S. GOVERNMENT OBLIGATIONS	29,329,418
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $29,446,314)	29,329,418
SENIOR LOANS(b) – 4.8%
Netherlands – 1.3%
3,006,000	Clear Channel International BV, 7.500% (1-Month USD-SOFR + 7.500)% due 4/1/27	3,006,000
	Lealand Finance Co. BV:
2,695,935	7.438% (1-Month USD-SOFR + 3.000)% due 6/30/27	1,347,968
59,833	8.438% (1-Month USD-SOFR + 1.000)% due 12/31/27	24,352
	Total Netherlands	4,378,320
United States – 3.5%
1,435,785	Cengage Learning Inc., 7.826% (1-Month USD-SOFR + 3.500)% due 3/24/31	1,433,545
2,169,000	Getty Images Inc., 11.250% due 2/21/30	2,217,802
	K&N Parent Inc.:
2,880,558	12.324% (1-Month USD-SOFR + 8.000)% due 2/3/27(c)(d)	2,866,155
3,413,692	7.688% (1-Month USD-SOFR + 3.250)% due 8/16/27(c)	2,696,817
1,927,170	Magnite Inc., 8.074% (1-Month USD-SOFR + 3.750)% due 2/6/31	1,953,669
	Total United States	11,167,988
	TOTAL SENIOR LOANS (Cost – $19,475,347)	15,546,308
MORTGAGE-BACKED SECURITIES – 0.4%
FHLMC – 0.2%
483,857	Freddie Mac Pool, 6.000% due 4/1/54	496,801
FNMA – 0.2%
	Federal National Mortgage Association (FNMA) Pool:
425,374	5.000% due 8/1/43	425,423
323,642	6.000% due 10/1/53	332,109
	TOTAL FNMA	757,532
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $1,227,033)	1,254,333
SOVEREIGN BONDS – 0.1%
Dominican Republic – 0.0%
150,000	Dominican Republic International Bond, 5.500% due 2/22/29	147,306
Guatemala – 0.1%
200,000	Guatemala Government Bond, 4.500% due 5/3/26	196,742
	TOTAL SOVEREIGN BONDS (Cost – $343,783)	344,048
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 15.4%
1,022,187	iShares Core 1-5 Year USD Bond (Cost – $47,368,869)	$49,402,298
COMMON STOCKS – 3.6%
CONSUMER NON-CYCLICAL – 0.3%
Healthcare-Products – 0.3%
833,981	Prosomnus Sleep Technologies Inc.*(c)(d)	1,004,614
Healthcare-Services – 0.0%
161,689	UpHealth Inc.*@(c)(d)	—
	TOTAL CONSUMER NON-CYCLICAL	1,004,614
DIVERSIFIED – 3.2%
Holding Companies-Diversified – 3.2%
100,000	Archimedes Tech SPAC Partners II Co.*	1,006,000
80,000	CO2 Energy Transition Corp.*	785,600
72,169	Dynamix Corp.*	711,947
37,200	Fifth Era Acquisition Corp. I*	372,744
106,500	GSR III Acquisition Corp.*(d)	1,080,975
250,000	Jackson Acquisition Co. II, Class A Shares*	2,507,500
46,400	Legato Merger Corp. III*	482,096
82,800	Mercer Park Opportunities Corp.*	823,860
120,438	Mountain Lake Acquisition Corp., Class A Shares*	1,204,380
21,500	NewHold Investment Corp. III*	215,430
39,300	Range Capital Acquisition Corp.*	392,214
60,500	Translational Development Acquisition Corp.*	612,260
	Total Holding Companies-Diversified	10,195,006
	TOTAL DIVERSIFIED	10,195,006
FINANCIAL – 0.1%
Financial Services – 0.1%
16,305	Alpha Partners Technology*(c)(d)	848
273,338	K&N Holdco LLC*(c)(d)	341,672
	Total Financial Services	342,520
	TOTAL FINANCIAL	342,520
	TOTAL COMMON STOCKS (Cost – $10,704,907)	11,542,140
PREFERRED STOCKS – 0.9%
FINANCIAL – 0.9%
Diversified Financial Services – 0.5%
67,792	SWK Holdings Corp., 9.000%	1,700,901
Equity Real Estate Investment Trusts (REITs) – 0.4%
45,017	Gladstone Land Corp., 5.000%	1,112,820
	TOTAL FINANCIAL	2,813,721
	TOTAL PREFERRED STOCKS (Cost – $2,759,067)	2,813,721
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
RIGHTS – 0.0%
80,000	CO2 Energy Transition Corp.*(d)	$14,800
250,000	Jackson Acquisition Co. II*(d)	57,500
120,438	Mountain Lake Acquisition Corp.*(d)	19,270
	TOTAL RIGHTS (Cost – $381,717)	91,570
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
Holding Companies-Diversified – 0.0%
80,000	CO2 Energy Transition Corp.*(d)	6,408
43,327	Leafly Holdings Inc.*@(a)	282
39,300	Range Capital Acquisition Corp.*(d)	9,039
	Total Holding Companies-Diversified	15,729
	TOTAL DIVERSIFIED	15,729
	TOTAL WARRANTS (Cost – $12,918)	15,729
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $307,601,942)	295,689,243
Face Amount
SHORT-TERM INVESTMENTS – 7.9%
COMMERCIAL PAPERS – 3.1%
$2,718,000	Bacardi-Martini BV, 4.738% due 3/13/25(h)	2,713,326
2,427,000	Broadcom Inc., 4.575% due 3/27/25(h)	2,418,351
1,384,000	Canadian Natural Resources Ltd., 4.826% due 3/25/25(h)	1,379,446
3,500,000	Whirlpool Corp., 5.060% due 3/14/25(h)	3,493,284
	TOTAL COMMERCIAL PAPERS (Cost – $10,005,937)	10,004,407
CORPORATE NOTE – 0.1%
1,468,461	Tacora Resources Inc., 13.000% due 11/3/23(c) (Cost – $1,468,630)	293,692
TIME DEPOSITS – 4.7%
2,872,386	ANZ National Bank – London, 3.680% due 3/3/25	2,872,386
3,823,929	Citibank – New York, 3.680% due 3/3/25	3,823,929
8,471,523	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	8,471,523
	TOTAL TIME DEPOSITS (Cost – $15,167,838)	15,167,838
	TOTAL SHORT-TERM INVESTMENTS (Cost – $26,642,405)	25,465,937
	TOTAL INVESTMENTS – 99.8% (Cost – $334,244,347)	321,155,180
	Other Assets in Excess of Liabilities – 0.2%	737,244
	TOTAL NET ASSETS – 100.0%	$321,892,424
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (continued)

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $106,271,123 and represents 33.01% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2025, amounts to $17,071,568 and represents 5.30% of net assets.

(e)
Security is perpetual in nature and has no stated maturity date.

(f)
Security is currently in default.

(g)
Interest only security.

(h)
Rate shown represents yield-to-maturity.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Leafly Holdings Inc.	2/7/2022	$—	$282	0.00%*
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	8,497,000	6,320,600	1.96%
UpHealth Inc.	11/22/2023	85,141	—	0.00%*
			$6,320,882	1.96%
Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

EURIBOR
 —    Euro Interbank Offered Rate

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

MFA
 —    Mortgage Finance Authority

NIBOR
 —    Norwegian Interbank Offered Rate

PLC
 —    Public Limited Company

REMICS
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

STIBOR
 —    Stockholm Interbank Offered Rate

TSFR
 —    CME Term SOFR Reference Rate

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Low Duration Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	34.8%
Exchange Traded Fund (ETF)	15.4
Collateralized Mortgage Obligations	11.5
Asset-Backed Securities	11.5
U.S. Government Agencies & Obligations	9.1
Senior Loans	4.8
Common Stocks	3.6
Preferred Stocks	0.9
Mortgage-Backed Securities	0.4
Sovereign Bonds	0.1
Rights	0.0*
Warrants	0.0*
Short-Term Investments	7.9
100.0%

^
As a percentage of total investments.

*
Positions represent less than 0.05%.

At February 28, 2025, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	5,860,000	BBH	$6,080,926	3/14/25	$—	$(14,947)	$(14,947)
Norwegian Krone	3,820,000	BBH	339,104	3/14/25	—	(476)	(476)
Swedish Krona	54,130,000	BBH	5,031,236	3/14/25	—	(65,327)	(65,327)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$—	$(80,750)	$(80,750)
Counterparty Abbreviations used in this schedule:
BBH
 —    Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR
 —    Euro

NOK
 —    Norwegian Krone

SEK
 —    Swedish Krona

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 76.6%
Australia – 1.2%
8,018,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 14.500% due 11/15/28(a)	$7,889,832
1,000,000	Mineral Resources Ltd., Senior Unsecured Notes, 9.250% due 10/1/28(a)	1,034,708
	Total Australia	8,924,540
Austria – 0.6%
1,500,000	LD Celulose International GmbH, Senior Secured Notes, 7.950% due 1/26/32(a)	1,557,082
3,000,000EUR	Lenzing AG, Junior Subordinated Notes, 5.750% (5-Year EUR Swap Rate + 11.208)%(b)(c)	3,083,207
	Total Austria	4,640,289
Bermuda – 0.3%
125,000EUR	Aegon Ltd., Subordinated Notes, 0.496% (10-Year Netherlands Government Bond Yield + 0.850)%(b)(c)(d)	98,628
255,020	Digicel Group Holdings Ltd., Senior Secured Notes, zero coupon, due 12/31/30(a)	20,760
750,000	Floatel International Ltd., Senior Secured Notes, 9.750% due 4/10/29	645,423
584,000	Lancashire Holdings Ltd., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 5.080)% due 9/18/41(b)	544,638
1,150,000	Viking Cruises Ltd., Company Guaranteed Notes, 9.125% due 7/15/31(a)	1,248,057
	Total Bermuda	2,557,506
Brazil – 1.2%
700,000	Banco BTG Pactual SA, Senior Unsecured Notes, 5.750% due 1/22/30	688,605
4,000,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398)%(b)(c)	4,018,360
200,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 7.859% (5-Year CMT Index + 3.863)%(b)(c)	200,500
1,026,000	Itau Unibanco Holding SA, Senior Unsecured Notes, 6.000% due 2/27/30(a)	1,032,156
3,238,734	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	3,283,736
	Total Brazil	9,223,357
British Virgin Islands – 0.2%
1,400,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	1,456,476
Canada – 3.7%
500,000	Algoma Steel Inc., Secured Notes, 9.125% due 4/15/29(a)	495,000
	Aris Mining Corp., Company Guaranteed Notes:
2,400,000	8.000% due 10/31/29	2,403,192
2,100,000	8.000% due 10/31/29(a)	2,102,793
1,769,000	Bausch Health Cos., Inc., Senior Secured Notes, 6.125% due 2/1/27(a)	1,704,874
793,000	Brookfield Residential Properties Inc./Brookfield Residential US LLC, Company Guaranteed Notes, 4.875% due 2/15/30(a)	720,409
3,800,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	1,938,000
10,024,000	Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	6,515,600
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Canada – (continued)
764,000	Enerflex Ltd., Senior Secured Notes, 9.000% due 10/15/27(a)	$794,601
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	998,816
2,500,000	Polaris Renewable Energy Inc., Senior Secured Notes, 9.500% due 12/3/29	2,559,250
2,858,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	2,651,114
950,000	Taseko Mines Ltd., Senior Secured Notes, 8.250% due 5/1/30(a)	985,807
3,595,000	Trulieve Cannabis Corp., Senior Secured Notes, 8.000% due 10/6/26	3,541,075
	Total Canada	27,410,531
Cayman Islands – 2.3%
5,265,388	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	4,059,614
848,000	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)	856,500
1,900,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(c)	1,929,762
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	198,204
37,672	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	36,011
	Lima Metro Line 2 Finance Ltd., Senior Secured Notes:
3,245,669	5.875% due 7/5/34	3,265,298
1,142,174	4.350% due 4/5/36	1,068,846
2,102,400	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	1,489,973
2,507,000	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	2,456,860
1,250,000	Seagate HDD Cayman, Company Guaranteed Notes, 9.625% due 12/1/32(a)	1,418,008
	Total Cayman Islands	16,779,076
Chile – 1.5%
5,000,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	4,067,250
3,312,172	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	2,825,282
1,300,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 5.125% due 2/2/33	1,256,620
273,700	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	247,360
1,307,300	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,280,189
1,324,000	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	1,302,227
300,000	Sociedad de Transmision Austral SA, Senior Unsecured Notes, 4.000% due 1/27/32	271,227
	Total Chile	11,250,155
Colombia – 0.6%
600,000	Bancolombia SA, Subordinated Notes, 8.625% (5-Year CMT Index + 4.320)% due 12/24/34(b)	631,905
2,000,000	Ecopetrol SA, Senior Unsecured Notes, 6.875% due 4/29/30	2,001,334
1,200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	1,043,824
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Colombia – (continued)
643,600	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	$650,036
	Total Colombia	4,327,099
Czech Republic – 0.1%
800,000	Energo-Pro AS, Company Guaranteed Notes, 11.000% due 11/2/28	860,006
Dominican Republic – 0.0%
200,000	Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes, 7.000% due 6/30/34(a)	203,330
France – 0.5%
600,000EUR	Altice France SA, Senior Secured Notes, 4.000% due 7/15/29	489,187
746,000	BNP Paribas SA, Senior Non-Preferred Notes, 5.786% (SOFRRATE + 1.620)% due 1/13/33(a)(b)	765,000
200,000	Iliad Holding SASU, Senior Secured Notes, 8.500% due 4/15/31(a)	213,032
1,025,000EUR	OVH Groupe SAS, Senior Unsecured Notes, 4.750% due 2/5/31(a)	1,076,870
	Viridien, Senior Secured Notes:
694,000EUR	7.750% due 4/1/27	733,169
200,000	8.750% due 4/1/27(a)	204,121
	Total France	3,481,379
Germany – 2.2%
1,600,000	Cerdia Finanz GmbH, Senior Secured Notes, 9.375% due 10/3/31(a)	1,676,880
	Cheplapharm Arzneimittel GmbH, Senior Secured Notes:
464,000EUR	4.375% due 1/15/28	448,355
4,305,000EUR	7.500% due 5/15/30	4,203,542
800,000EUR	IKB Deutsche Industriebank AG, Subordinated Notes, 6.530% (5-Year 5-Year EURIBOR ICE Swap Rate + 3.617)% due 1/31/28(b)	855,034
1,000,000EUR	Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, Senior Secured Notes, 9.539% (3-Month EURIBOR + 7.000)% due 2/13/29(b)	1,055,870
700,000EUR	Oldenburgische Landesbank AG, Subordinated Notes, 8.000% (5-Year 5-Year EURIBOR ICE Swap Rate + 5.207)% due 4/24/34(b)	791,268
4,914,000EUR	Platform Group AG, Company Guaranteed Notes, 8.875% due 7/11/28	5,269,924
1,487,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 11.131% (3-Month EURIBOR + 8.400)% due 12/29/26(b)	1,584,758
	Total Germany	15,885,631
Gibraltar – 0.7%
	888 Acquisitions Ltd., Senior Secured Notes:
2,300,000EUR	7.558% due 7/15/27	2,443,271
300,000EUR	8.285% (3-Month EURIBOR + 5.500)% due 7/15/28(b)	314,118
1,600,000GBP	10.750% due 5/15/30	2,106,312
	Total Gibraltar	4,863,701
Guatemala – 0.2%
1,500,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442)% due 1/29/31(b)	1,488,750
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Hungary – 0.3%
2,000,000EUR	MBH Bank Nyrt, Senior Preferred Notes, 8.625% (3-Month EURIBOR + 5.135)% due 10/19/27(b)	$2,205,859
India – 1.5%
	Adani Electricity Mumbai Ltd., Senior Secured Notes:
2,703,000	3.949% due 2/12/30	2,335,038
200,000	3.867% due 7/22/31	164,697
1,369,500	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,186,193
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
2,100,000	4.000% due 7/30/27	1,978,663
200,000	3.100% due 2/2/31	162,215
	Adani Transmission Step-One Ltd., Senior Secured Notes:
1,000,000	4.000% due 8/3/26	962,396
1,595,000	4.250% due 5/21/36	1,327,540
2,876,250	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	2,606,279
700,000	JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	680,296
	Total India	11,403,317
Indonesia – 1.1%
3,000,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27	2,980,594
3,000,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	2,996,199
1,000,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	968,155
1,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	984,635
	Total Indonesia	7,929,583
Ireland – 0.4%
2,125,000	Priority 1 Issuer Logistics DAC, Senior Secured Notes, 12.625% due 11/19/27	2,095,296
801,000GBP	Virgin Media O2 Vendor Financing Notes V DAC, Senior Secured Notes, 7.875% due 3/15/32	1,000,899
	Total Ireland	3,096,195
Isle of Man – 0.3%
2,500,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	2,347,905
Italy – 1.1%
2,350,000EUR	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30	2,507,959
2,023,000EUR	CEME SpA, Senior Secured Notes, 7.183% (3-Month EURIBOR + 4.500)% due 9/30/31(b)	2,106,218
175,000EUR	Engineering – Ingegneria Informatica – SpA, Senior Secured Notes, 11.125% due 5/15/28	193,989
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Italy – (continued)
1,600,000EUR	EVOCA SpA, Senior Secured Notes, 8.035% (3-Month EURIBOR + 5.250)% due 4/9/29(b)	$1,668,556
900,000EUR	Fiber Midco SpA, Senior Unsecured Notes, 10.750% due 6/15/29(f)	960,738
	Intesa Sanpaolo SpA, Subordinated Notes:
400,000	4.198% (1-Year CMT Index + 2.600)% due 6/1/32(a)(b)	362,561
200,000	4.950% (1-Year CMT Index + 2.750)% due 6/1/42(a)(b)	165,603
	Total Italy	7,965,624
Japan – 0.3%
	Rakuten Group Inc., Senior Unsecured Notes:
1,600,000	11.250% due 2/15/27(a)	1,753,856
650,000	9.750% due 4/15/29(a)	713,741
	Total Japan	2,467,597
Jersey, Channel Islands – 0.6%
700,000	Aptiv Swiss Holdings Ltd., Company Guaranteed Notes, 6.875% (5-Year CMT Index + 3.385)% due 12/15/54(a)(b)	693,463
2,879,168	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.940% due 9/30/40	2,342,252
1,108,000GBP	Wheel Bidco Ltd., Senior Secured Notes, 6.750% due 7/15/26	1,152,333
	Total Jersey, Channel Islands	4,188,048
Kuwait – 0.3%
2,000,000	EQUATE Petrochemical Co. KSC, Company Guaranteed Notes, 5.000% due 5/18/25	1,997,632
Liberia – 0.0%
50,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.500% due 8/31/26(a)	50,379
Luxembourg – 5.5%
2,583,400	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	2,605,341
950,000EUR	Advanzia Bank SA, Subordinated Notes, 9.249% (3-Month EURIBOR + 6.750)% due 2/28/34(b)	1,064,187
400,000	Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes, 6.125% due 10/15/26(a)	400,758
1,256,000	Aroundtown Finance SARL, Company Guaranteed Notes, 7.875% (5-Year CMT Index + 3.163)%(b)(c)	1,210,470
3,151,000	Auna SA, Senior Secured Notes, 10.000% due 12/15/29	3,384,439
297,600	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	304,141
946,000EUR	ContourGlobal Power Holdings SA, Senior Secured Notes, 5.000% due 2/28/30(a)	1,002,360
400,000	Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	399,322
720,000EUR	CPI Property Group SA, Junior Subordinated Notes, 4.875% (5-Year EUR Swap Rate + 4.944)%(b)(c)	735,489
200,000EUR	CPI Property Group SA, Senior Unsecured Notes, 6.000% due 1/27/32	213,188
3,000,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	2,429,789
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Luxembourg – (continued)
1,230,000EUR	Cullinan Holdco Scsp, Senior Secured Notes, 4.625% due 10/15/26	$1,206,125
1,637,000EUR	Flamingo Lux II SCA, Senior Unsecured Notes, 5.000% due 3/31/29	1,352,375
1,881,000EUR	GTC Aurora Luxembourg SA, Company Guaranteed Notes, 2.250% due 6/23/26	1,826,468
3,514,060	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	3,319,483
2,250,000	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(a)	2,096,032
7,235,000EUR	Mangrove Luxco III SARL, Senior Secured Notes, 7.785% (3-Month EURIBOR + 5.000)% due 7/15/29(b)	7,580,309
	Millicom International Cellular SA, Senior Unsecured Notes:
1,350,000	5.125% due 1/15/28	1,307,601
1,600,000	7.375% due 4/2/32	1,633,600
	Movida Europe SA, Company Guaranteed Notes:
1,400,000	7.850% due 4/11/29	1,213,004
200,000	7.850% due 4/11/29(a)	173,286
1,500,000EUR	Odyssey Europe Holdco SARL, Senior Secured Notes, 10.000% due 12/31/25(f)	1,493,568
600,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(a)	603,870
200,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	155,000
1,700,000	Telecom Italia Capital SA, Company Guaranteed Notes, 7.200% due 7/18/36(a)	1,733,017
1,040,724	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	970,482
	Total Luxembourg	40,413,704
Mauritius – 0.4%
3,000,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274)%(b)(c)	2,998,186
Mexico – 4.2%
900,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 8.375% (5-Year CMT Index + 4.072)%(a)(b)(c)	896,175
	BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes:
4,000,000	5.875% (5-Year CMT Index + 4.308)% due 9/13/34(b)	3,846,035
1,742,000	7.625% (5-Year CMT Index + 3.375)% due 2/11/35(a)(b)	1,779,383
400,000	8.125% (5-Year CMT Index + 4.214)% due 1/8/39(b)	414,165
2,300,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(a)	2,358,744
2,394,624	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	2,399,171
	Comision Federal de Electricidad, Company Guaranteed Notes:
400,000	3.348% due 2/9/31	337,780
1,200,000	6.450% due 1/24/35(a)	1,151,709
1,793,573	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.375% due 3/30/38	1,721,830
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Mexico – (continued)
	FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes:
4,076,427	7.250% due 1/31/41(a)	$4,085,028
695,975	7.250% due 1/31/41	697,444
	Grupo Aeromexico SAB de CV, Senior Secured Notes:
1,547,000	8.250% due 11/15/29	1,531,530
1,717,000	8.625% due 11/15/31	1,699,830
3,234,336	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	3,140,912
3,300,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	2,288,403
	Total Play Telecomunicaciones SA de CV, Senior Secured Notes:
1,800,000	10.500% due 12/31/28	1,720,988
1,300,000	11.125% due 12/31/32(a)	1,235,000
	Total Mexico	31,304,127
Morocco – 0.4%
2,900,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	2,987,986
Multinational – 0.8%
4,637,000EUR	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 3.000% due 9/1/29	4,171,949
1,600,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(a)	1,693,765
	Total Multinational	5,865,714
Netherlands – 2.8%
5,259,000EUR	Azerion Group NV, Senior Secured Notes, 9.433% (3-Month EURIBOR + 6.750)% due 10/2/26(b)	5,454,665
800,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 4.500% due 1/31/30	682,410
800,000EUR	Citycon Treasury BV, Senior Unsecured Notes, 5.000% due 3/11/30	843,941
6,700,000EUR	Just Eat Takeaway.com NV, Senior Unsecured Notes, 0.625% due 2/9/28	6,732,321
2,096,740	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	2,034,904
3,760,500	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	3,629,252
200,000	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	186,657
1,650,000	Ziggo Bond Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(a)	1,461,738
	Total Netherlands	21,025,888
Norway – 1.1%
1,000,000	Archer Norge AS, Senior Secured Notes, 9.500% due 2/25/30	1,036,893
1,100,000	BLUENORD ASA, Senior Unsecured Notes, 9.500% due 7/2/29	1,166,544
17,500,000NOK	Bonheur ASA, Senior Unsecured Notes, 7.000% (3-Month NIBOR + 2.350)% due 10/9/29(a)(b)	1,553,491
2,100,000NOK	Hawk Infinity Software AS, Senior Secured Notes, 11.180% (3-Month NIBOR + 6.500)% due 10/3/28(b)	189,215
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Norway – (continued)
2,125,000	NES Fircroft Bondco AS, Senior Secured Notes, 8.000% due 9/30/29	$2,121,236
22,900,000NOK	Norske Skog ASA, Senior Unsecured Notes, 9.190% (3-Month NIBOR + 4.500)% due 6/25/29(b)	1,890,553
	Total Norway	7,957,932
Panama – 0.3%
2,000,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-SOFR + 3.300)% due 4/16/29(b)	1,895,000
Paraguay – 0.2%
150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	146,228
1,200,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	915,284
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	199,680
	Total Paraguay	1,261,192
Peru – 2.9%
	Banco de Credito del Peru SA, Subordinated Notes:
1,900,000	3.125% (5-Year CMT Index + 3.000)% due 7/1/30(b)	1,878,222
3,000,000	3.250% (5-Year CMT Index + 2.450)% due 9/30/31(b)	2,885,212
	Banco Internacional del Peru SAA Interbank, Subordinated Notes:
4,000,000	4.000% (5-Year CMT Index + 3.711)% due 7/8/30(b)	3,972,785
900,000	6.397% (5-Year CMT Index + 2.067)% due 4/30/35(a)(b)	908,550
635,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	644,006
2,839,000	InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	2,643,586
3,500,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	3,429,666
300,000	Kallpa Generacion SA, Company Guaranteed Notes, 4.125% due 8/16/27	293,092
2,600,000	Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	2,376,848
800,000	Niagara Energy SAC, Senior Unsecured Notes, 5.746% due 10/3/34	786,586
2,000,000	Petroleos del Peru SA, Senior Unsecured Notes, 5.625% due 6/19/47	1,310,680
	Total Peru	21,129,233
Poland – 0.2%
1,700,000EUR	Bank Millennium SA, Senior Non-Preferred Notes, 5.308% (3-Month EURIBOR + 2.950)% due 9/25/29(b)	1,824,445
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(d)	—
Romania – 0.3%
1,849,000EUR	Banca Transilvania SA, Senior Non-Preferred Notes, 5.125% (1-Year EURIBOR ICE Swap Rate + 2.950)% due 9/30/30(b)	1,937,962
Serbia – 0.2%
1,600,000	Telecommunications co Telekom Srbija AD Belgrade, Senior Unsecured Notes, 7.000% due 10/28/29	1,599,907
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Singapore – 2.1%
4,000,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100)% due 3/10/31(b)	$3,884,247
2,500,000	Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	2,527,065
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
2,300,000	1.832% (5-Year CMT Index + 1.580)% due 9/10/30(a)(b)	2,266,774
1,700,000	1.832% (5-Year CMT Index + 1.580)% due 9/10/30(b)	1,675,442
	United Overseas Bank Ltd., Subordinated Notes:
3,000,000	1.750% (5-Year CMT Index + 1.520)% due 3/16/31(b)	2,910,893
200,000	2.000% (5-Year CMT Index + 1.230)% due 10/14/31(b)	191,887
2,000,000	Yinson Production Financial Services Pte Ltd., Senior Secured Notes, 9.625% due 5/3/29	2,088,524
	Total Singapore	15,544,832
Spain – 0.7%
	AL Candelaria -spain- SA, Senior Secured Notes:
1,629,163	7.500% due 12/15/28	1,629,814
3,050,000	5.750% due 6/15/33	2,607,892
1,000,000	Termocandelaria Power SA, Company Guaranteed Notes, 7.750% due 9/17/31(a)	1,022,320
	Total Spain	5,260,026
Sweden – 1.4%
16,250,000SEK	Esmaeilzadeh Holding AB, Senior Unsecured Notes, 9.906% (3-Month SEK-STIBOR + 7.500)% due 4/28/25(b)(d)	1,426,432
4,176,925	Go North Group AB, Senior Secured Notes, 10.139% (SOFRRATE + 5.762)% due 2/9/26(b)	2,506,155
3,147,394SEK	Go North Group AB, Senior Unsecured Notes, 15.000% due 2/2/28(e)	—
7,500,000SEK	Goldcup 100865 AB, Senior Secured Notes, 7.982% (3-Month SEK-STIBOR + 5.500)% due 7/11/28(b)	701,895
1,200,000EUR	Inteno Group AB, Senior Secured Notes, 10.377% (3-Month EURIBOR + 7.500)% due 9/6/26(b)	871,190
7,500,000SEK	Novedo Holding AB, Senior Secured Notes, 12.000% due 9/18/28(f)	696,670
37,500,000SEK	Stockwik Forvaltning AB, Senior Secured Notes, 10.554% (3-Month SEK-STIBOR + 8.000)% due 3/20/26(b)	3,544,308
3,750,000SEK	Storskogen Group AB, Senior Unsecured Notes, 6.303% (3-Month SEK-STIBOR + 3.750)% due 12/7/27(b)	357,494
	Total Sweden	10,104,144
United Kingdom – 6.0%
1,500,000	3T Global Holdco Ltd., Senior Secured Notes, 11.250% due 5/22/28	1,508,455
2,029,000	Azule Energy Finance PLC, Company Guaranteed Notes, 8.125% due 1/23/30(a)	2,054,363
3,717,000GBP	Bellis Acquisition Co. PLC, Senior Secured Notes, 8.125% due 5/14/30	4,564,205
1,500,000GBP	Bellis Finco PLC, Company Guaranteed Notes, 4.000% due 2/16/27	1,817,496
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United Kingdom – (continued)
1,750,000GBP	Bracken MidCo1 PLC, Senior Unsecured Notes, 6.750% due 11/1/27(f)	$2,176,387
1,200,000GBP	Close Brothers Group PLC, Junior Subordinated Notes, 11.125% (5-Year UK Government Note Generic Bid Yield + 7.039)%(b)(c)	1,498,078
1,360,000	EnQuest PLC, Company Guaranteed Notes, 11.625% due 11/1/27	1,404,022
2,000,000GBP	Galaxy Bidco Ltd., Senior Secured Notes, 8.125% due 12/19/29	2,585,874
	Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Unsecured Notes:
3,200,000	11.500% due 8/15/29(a)	3,360,096
200,000	8.750% due 1/15/32(a)	185,296
14,553,823SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(d)(g)	871,972
800,000	Ithaca Energy North Sea PLC, Senior Unsecured Notes, 8.125% due 10/15/29(a)	825,445
	Jerrold Finco PLC, Senior Secured Notes:
700,000GBP	5.250% due 1/15/27	872,096
2,600,000GBP	7.875% due 4/15/30	3,336,830
1,542,000	Marex Group PLC, Senior Unsecured Notes, 6.404% due 11/4/29	1,579,263
1,650,000	Marks & Spencer PLC, Senior Unsecured Notes, 7.125% due 12/1/37(a)	1,800,588
800,000GBP	Oaknorth Bank PLC, Subordinated Notes, 10.000% (5-Year UK Government Note Generic Bid Yield + 6.199)% due 1/9/35(b)	1,031,705
2,272,000EUR	OEG Finance PLC, Senior Secured Notes, 7.250% due 9/27/29	2,474,344
1,622,000EUR	Project Grand UK PLC, Senior Secured Notes, 9.000% due 6/1/29	1,800,708
2,700,000GBP	RAC Bond Co. PLC, Senior Secured Notes, 5.250% due 11/4/27	3,297,411
1,000,000	Trident Energy Finance PLC, Company Guaranteed Notes, 12.500% due 11/30/29	1,053,900
841,000GBP	Utmost Group PLC, Subordinated Notes, 4.000% due 12/15/31	903,793
1,000,000	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	867,773
	Vmed O2 UK Financing I PLC, Senior Secured Notes:
1,707,000EUR	5.625% due 4/15/32	1,790,153
1,025,000	7.750% due 4/15/32(a)	1,039,942
	Total United Kingdom	44,700,195
United States – 25.9%
5,632,291	99 Cents Only Stores LLC, Senior Secured Notes, 7.500% due 1/15/26(a)(e)(g)	—
1,150,000	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	1,141,145
1,250,000	AECOM, Company Guaranteed Notes, 5.125% due 3/15/27(a)	1,248,084
100,000	Albertsons Cos., Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 4.625% due 1/15/27(a)	98,511
300,000	Allegiant Travel Co., Senior Secured Notes, 7.250% due 8/15/27(a)	303,083
1,450,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(a)	1,537,866
	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
750,000	5.750% due 5/20/27(a)	723,666
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
1,250,000	9.375% due 6/1/28(a)	$1,263,707
650,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.000% due 7/15/29(a)	670,523
350,000	Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(a)	356,463
750,000	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.875% due 4/12/29(a)	803,722
1,800,000	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	1,935,837
400,000	Brink’s Co., Company Guaranteed Notes, 6.500% due 6/15/29(a)	409,690
850,000	Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 4.500% due 4/1/27(a)	818,952
446,000	Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes, 7.500% due 2/1/32(a)	453,060
1,423,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(a)	1,323,390
650,000	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	545,370
1,350,000	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	1,097,609
800,000	California Resources Corp., Company Guaranteed Notes, 8.250% due 6/15/29(a)	822,931
250,000	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	231,147
1,150,000	Cars.com Inc., Company Guaranteed Notes, 6.375% due 11/1/28(a)	1,143,606
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
50,000	5.125% due 5/1/27(a)	49,311
350,000	5.000% due 2/1/28(a)	341,386
	CHS/Community Health Systems Inc., Secured Notes:
2,560,000	6.875% due 4/15/29(a)	1,785,600
756,000	6.125% due 4/1/30(a)	493,191
50,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(a)	46,447
250,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(a)	242,815
50,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	46,583
200,000	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	192,976
550,000	Comstock Resources Inc., Company Guaranteed Notes, 5.875% due 1/15/30(a)	523,906
650,000	Consolidated Communications Inc., Senior Secured Notes, 6.500% due 10/1/28(a)	632,883
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29(a)	1,378,121
200,000	CPI CG Inc., Senior Secured Notes, 10.000% due 7/15/29(a)	215,867
	Crescent Energy Finance LLC, Company Guaranteed Notes:
200,000	7.625% due 4/1/32(a)	200,071
300,000	7.375% due 1/15/33(a)	294,199
6,101,000	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(a)	5,439,663
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
50,000	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26(a)	$49,290
	DaVita Inc., Company Guaranteed Notes:
1,100,000	4.625% due 6/1/30(a)	1,020,223
150,000	6.875% due 9/1/32(a)	152,375
1,750,000	Deluxe Corp., Senior Secured Notes, 8.125% due 9/15/29(a)	1,775,186
450,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(a)	439,087
1,900,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	1,870,119
300,000	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	278,644
	Enova International Inc., Company Guaranteed Notes:
1,500,000	11.250% due 12/15/28(a)	1,629,570
300,000	9.125% due 8/1/29(a)	316,147
200,000	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	203,202
5,441,000	Euronet Worldwide Inc., Senior Unsecured Notes, 0.750% due 3/15/49	5,432,838
2,382,746	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(a)	2,433,089
1,400,000	Forestar Group Inc., Company Guaranteed Notes, 3.850% due 5/15/26(a)	1,379,820
10,650,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	11,128,521
700,000	Garrett Motion Holdings Inc./Garrett LX I SARL, Company Guaranteed Notes, 7.750% due 5/31/32(a)	713,497
1,117,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	1,119,445
1,600,000	GEO Group Inc., Company Guaranteed Notes, 10.250% due 4/15/31(a)	1,753,056
150,000	GEO Group Inc., Senior Secured Notes, 8.625% due 4/15/29(a)	158,790
3,753,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	3,761,977
400,000	Global Atlantic Finance Co., Company Guaranteed Notes, 7.950% (5-Year CMT Index + 3.608)% due 10/15/54(a)(b)	419,576
400,000	Gran Tierra Energy Inc., Senior Secured Notes, 9.500% due 10/15/29(a)	371,002
3,052,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	2,839,586
2,055,000	Hawaii Electric Light Co., Inc., 3.280% due 12/30/40(d)(e)	1,250,468
100,000	HealthEquity Inc., Company Guaranteed Notes, 4.500% due 10/1/29(a)	94,919
2,569,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 6.250% due 5/15/26	2,563,236
1,450,000	Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(a)	1,345,045
100,000	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	93,770
1,150,000	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,095,654
3,297,000	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 6.125% due 11/1/32(a)	3,310,043
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
1,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(a)	$1,814,904
450,000	K Hovnanian Enterprises Inc., Senior Secured Notes, 11.750% due 9/30/29(a)	490,500
900,000	Karoon USA Finance Inc., Senior Secured Notes, 10.500% due 5/14/29(a)	929,595
1,750,000	Kinetik Holdings LP, Senior Unsecured Notes, 6.625% due 12/15/28(a)	1,790,248
1,750,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	1,806,534
6,220,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(d)(e)	5,287,000
6,340,000	Liberty TripAdvisor Holdings Inc., Senior Unsecured Notes, 0.500% due 6/30/51(a)	6,312,104
300,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.500% due 9/1/31(a)	313,155
1,050,000	Lumen Technologies Inc., Senior Secured Notes, 10.000% due 10/15/32(a)	1,048,372
350,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28(a)	342,887
3,572,000	Match Group Financeco 2 Inc., Company Guaranteed Notes, 0.875% due 6/15/26(a)	3,384,470
400,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(a)	393,159
1,750,000	Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(a)	1,722,741
150,000	Michaels Cos., Inc., Senior Secured Notes, 5.250% due 5/1/28(a)	112,535
400,000	Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(a)	394,774
1,100,000	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	1,061,685
400,000	Mohegan Tribal Gaming Authority, Secured Notes, 8.000% due 2/1/26(a)	396,153
650,000	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	625,791
1,000,000	Moss Creek Resources Holdings Inc., Senior Unsecured Notes, 8.250% due 9/1/31(a)	1,005,027
3,100,000GBP	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.692% due 6/5/28	3,066,705
1,622,000EUR	MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes, 7.000% due 2/15/32(a)	1,725,498
750,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.500% due 8/15/28(a)	735,065
1,700,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	1,855,803
	Nordstrom Inc., Senior Unsecured Notes:
100,000	4.250% due 8/1/31(a)	88,991
2,500,000	5.000% due 1/15/44(a)	1,905,923
	NRG Energy Inc., Company Guaranteed Notes:
200,000	3.625% due 2/15/31(a)	178,489
50,000	3.875% due 2/15/32(a)	44,556
100,000	NuStar Logistics LP, Company Guaranteed Notes, 5.625% due 4/28/27(a)	100,458
100,000	Oceaneering International Inc., Senior Unsecured Notes, 6.000% due 2/1/28(a)	99,101
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
	OneMain Finance Corp., Company Guaranteed Notes:
100,000	5.375% due 11/15/29(a)	$97,712
50,000	7.875% due 3/15/30(a)	52,579
400,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Company Guaranteed Notes, 7.875% due 5/15/34(a)	410,408
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes, 4.125% due 4/30/28(a)	190,245
1,200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	1,093,470
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Unsecured Notes, 4.250% due 1/15/29(a)	46,988
150,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(a)	153,212
50,000	Patrick Industries Inc., Company Guaranteed Notes, 6.375% due 11/1/32(a)	49,695
	PennyMac Financial Services Inc., Company Guaranteed Notes:
150,000	4.250% due 2/15/29(a)	140,945
50,000	7.875% due 12/15/29(a)	52,354
200,000	7.125% due 11/15/30(a)	204,167
400,000	5.750% due 9/15/31(a)	383,938
1,950,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	1,851,559
5,817,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(a)	5,959,127
1,900,000	Pitney Bowes Inc., Company Guaranteed Notes, 7.250% due 3/15/29(a)	1,904,853
847,000	Porch Group Inc., Senior Secured Notes, 6.750% due 10/1/28(a)	725,879
1,586,000	PRA Group Inc., Company Guaranteed Notes, 8.875% due 1/31/30(a)	1,669,573
4,534,000	Prime Healthcare Services Inc., Senior Secured Notes, 9.375% due 9/1/29(a)	4,293,206
1,100,000	Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Secured Notes, 4.375% due 4/30/29(a)	1,052,464
1,700,000	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	1,622,121
1,550,000	Rain Carbon Inc., Senior Secured Notes, 12.250% due 9/1/29(a)	1,643,970
1,750,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(a)	1,797,893
	Resorts World Las Vegas LLC/RWLV Capital Inc., Company Guaranteed Notes:
400,000	4.625% due 4/16/29(a)	362,161
1,200,000	8.450% due 7/27/30(a)	1,255,476
50,000	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(a)	52,755
1,400,000	Rithm Capital Corp., Senior Unsecured Notes, 8.000% due 4/1/29(a)	1,421,119
950,000	Rocket Software Inc., Senior Secured Notes, 9.000% due 11/28/28(a)	984,097
1,800,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.875% due 4/15/40(a)	1,775,033
637,000	RR Donnelley & Sons Co., Secured Notes, 10.875% due 8/1/29(a)	654,107
974,000	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(a)	998,731
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
50,000	Sabre GLBL Inc., Senior Secured Notes, 10.750% due 11/15/29(a)	$53,286
450,000	Sealed Air Corp., Company Guaranteed Notes, 6.500% due 7/15/32(a)	461,196
400,000	Service Corp. International, Senior Unsecured Notes, 4.000% due 5/15/31(a)	363,717
1,650,000	SM Energy Co., Senior Unsecured Notes, 6.500% due 7/15/28(a)	1,653,787
208,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(a)	210,682
2,500,000	Starwood Property Trust Inc., Senior Unsecured Notes, 6.500% due 7/1/30(a)	2,536,327
100,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29(a)	96,921
3,940,000	StoneX Group Inc., Senior Secured Notes, 7.875% due 3/1/31(a)	4,156,830
3,910,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(a)	4,107,983
1,100,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	1,022,578
1,250,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33(a)	1,326,809
350,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 1/15/28(a)	350,077
	TEGNA Inc., Company Guaranteed Notes:
550,000	4.625% due 3/15/28(a)	525,515
300,000	5.000% due 9/15/29(a)	283,671
700,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	658,393
500,000	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27(a)	504,634
150,000	Tri Pointe Homes Inc., Company Guaranteed Notes, 5.250% due 6/1/27(a)	147,813
1,800,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	1,760,280
50,000	US Foods Inc., Company Guaranteed Notes, 4.750% due 2/15/29(a)	48,368
500,000	VF Corp., Senior Unsecured Notes, 2.950% due 4/23/30(a)	436,270
100,000	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	103,354
1,000,000	Victoria’s Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	909,973
3,576,000	Viking Baked Goods Acquisition Corp., Senior Secured Notes, 8.625% due 11/1/31(a)	3,482,146
500,000	Vornado Realty LP, Senior Unsecured Notes, 3.400% due 6/1/31(a)	427,990
1,069,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(a)	1,105,105
850,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	818,678
	XPLR Infrastructure Operating Partners LP, Company Guaranteed Notes:
50,000	3.875% due 10/15/26(a)	48,002
1,100,000	4.500% due 9/15/27(a)	1,050,929
800,000	XPLR Infrastructure Operating Partners LP, Senior Unsecured Notes, 7.250% due 1/15/29(a)	794,654
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	5,456,036
1,700,000	Zayo Group Holdings Inc., Senior Secured Notes, 4.000% due 3/1/27(a)	1,603,713
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
5,625,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(a)	$5,191,132
	Total United States	191,438,465
	TOTAL CORPORATE BONDS & NOTES (Cost – $575,100,006)	566,252,903
SENIOR LOANS(b) – 8.7%
Netherlands – 0.8%
5,685,000	Clear Channel International BV, 7.500% (1-Month USD-SOFR + 0.750)% due 4/1/27	5,685,000
United States – 7.9%
436,141	Audacy Capital LLC, 10.438% (1-Month USD-SOFR + 0.600)% due 10/1/29	371,592
2,568,000	Charter Communications Operating LLC, 6.560% (3-Month USD-SOFR + 0.225)% due 12/15/31	2,563,480
1,641,133	Container Store Inc., 5.259% (6-Month USD-SOFR + 0.100)% due 7/30/29(e)	1,280,084
332,469	Elevate Textiles Inc., 12.960% (3-Month USD-SOFR + 0.850)% due 9/30/27	337,180
5,749,894	Fiserv Investment Solutions Inc., due 2/18/27(h)	5,652,893
994,453	GemmaCert Ltd., 0.000% due 5/19/24(d)(e)	—
4,148,000	Getty Images Inc., 11.250% due 2/21/30	4,241,330
4,388,400	HighPeak Energy Inc., 11.979% (3-Month USD-SOFR + 0.750)% due 9/30/26	4,435,926
8,152,507	Inotiv Inc., 10.928% (1-Month USD-SOFR + 0.650)% due 11/5/26@	7,398,400
6,049,613	Magnite Inc., 8.074% (1-Month USD-SOFR + 0.375)% due 2/6/31	6,132,795
4,538,670	Mountaineer Merger Corp., 11.549% (3-Month USD-SOFR + 0.700)% due 10/26/28	3,630,937
6,830,000	Outerstuff LLC, 11.590% (3-Month USD-SOFR + 0.700)% due 12/31/27	6,756,031
3,224,000	Solaris Energy Infrastructure LLC, 10.324% (1-Month USD-SOFR + 0.600)% due 9/11/29(d)	3,264,300
6,569,000	TPC Group Inc., 10.109% (3-Month USD-SOFR + 0.575)% due 12/16/31	6,495,099
1,995,000	TripAdvisor Inc., 7.074% (1-Month USD-SOFR + 0.275)% due 7/8/31	1,997,494
1,688,219	Trulite Holding Corp., 10.310% (3-Month USD-SOFR + 0.600)% due 3/1/30	1,679,778
2,064,400	United Natural Foods Inc., 9.074% (1-Month USD-SOFR + 0.475)% due 5/1/31	2,089,338
	Total United States	58,326,657
	TOTAL SENIOR LOANS (Cost – $65,421,189)	64,011,657
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 1.3%
U.S. GOVERNMENT OBLIGATIONS – 1.3%
	U.S. Treasury Notes:
8,191,000	4.375% due 7/31/26	8,227,156
1,520,000	3.500% due 9/30/26	1,507,709
	Total U.S. GOVERNMENT OBLIGATIONS	9,734,865
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $9,740,548)	9,734,865
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – 1.1%
Dominican Republic – 0.3%
	Dominican Republic International Bond:
1,200,000	5.500% due 2/22/29	$1,178,448
1,300,000	4.875% due 9/23/32	1,187,563
	Total Dominican Republic	2,366,011
Guatemala – 0.4%
	Guatemala Government Bond:
200,000	4.375% due 6/5/27	193,742
1,800,000	5.250% due 8/10/29	1,757,207
1,100,000	5.375% due 4/24/32	1,053,638
	Total Guatemala	3,004,587
Morocco – 0.0%
500,000	Morocco Government International Bond, 4.000% due 12/15/50	343,750
Romania – 0.4%
2,513,000EUR	Romanian Government International Bond, 6.250% due 9/10/34(a)	2,640,584
	TOTAL SOVEREIGN BONDS (Cost – $8,256,812)	8,354,932
ASSET-BACKED SECURITIES – 0.7%
Real Estate – 0.7%
	Vivion Investments SARL:
4,535,980EUR	6.500% due 8/31/28(f)	4,651,790
483,600EUR	6.500% due 2/28/29(f)	492,311
	Total Real Estate	5,144,101
	TOTAL ASSET-BACKED SECURITIES (Cost – $5,180,109)	5,144,101
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Mortgage Securities – 0.5%
	CAMB Commercial Mortgage Trust:
1,350,000	Series 2019-LIFE, Class A, 5.679% (1-Month TSFR + 1.367)% due 12/15/37(a)(b)	1,350,000
2,410,564	Series 2019-LIFE, Class B, 5.859% (1-Month TSFR + 1.547)% due 12/15/37(a)(b)	2,410,564
	Total Mortgage Securities	3,760,564
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $3,760,368)	3,760,564
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – 2.0%
Norway – 0.1%
17,393	FLEX LNG Ltd.(i)	$382,646
United Kingdom – 0.5%
349,999	Tavia Acquisition Corp.*	3,499,990
United States – 1.4%
15,560	Alpha Partners Technology*(d)(e)	809
1,255	Alpine Income Property Trust Inc.	20,808
134,505	Bitcoin Depot Inc.*(i)	147,956
37,920	Forum Energy Technologies Inc.*	707,587
224,700	K&F Growth Acquisition Corp. II*	2,251,494
2,835,078	Prosomnus Sleep Technologies Inc.*(d)(e)	3,415,135
57	Real Alloy Holding Inc.*(d)(e)	3,764,640
238,311	UpHealth Inc.*@(d)(e)	—
26,200	Warner Bros Discovery Inc.*	300,252
	Total United States	10,608,681
	TOTAL COMMON STOCKS (Cost – $14,358,076)	14,491,317
EXCHANGE TRADED FUND (ETF) – 1.0%
United States – 1.0%
202,667	Xtrackers USD High Yield Corporate Bond (Cost – $7,185,044)	7,441,932
PREFERRED STOCKS – 1.0%
United States – 1.0%
71,733	CTO Realty Growth Inc., 6.375%(c)	1,525,761
196,289	NGL Energy Partners LP, 11.791% (3-Month TSFR + 7.475)%(b)(c)	4,689,344
43,599	Saratoga Investment Corp., 6.000%	1,076,023
	Total United States	7,291,128
	TOTAL PREFERRED STOCKS (Cost – $7,548,843)	7,291,128
WARRANTS – 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(d)(e)	—
502,803	WT PUR COM*(d)(e)	—
	Total Bermuda	—
Israel – 0.0%
41,956	GemmaCert Ltd.*(d)(e)	—
United States – 0.0%
14,538	Audacy Capital Corp.*(d)(e)	203,532
36,249	Leafly Holdings Inc.*@	236
	Total United States	203,768
	TOTAL WARRANTS (Cost – $868,011)	203,768
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
RIGHT – 0.0%
United Kingdom – 0.0%
400,000	Tavia Acquisition Corp.*(d) (Cost – $5,436)	$68,000
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $697,424,442)	686,755,167
Face Amount†
SHORT-TERM INVESTMENTS – 6.2%
COMMERCIAL PAPER – 0.6%
4,583,000	Whirlpool Corp., 5.115% due 3/14/25(j) (Cost – $4,574,560)	4,574,205
CORPORATE NOTE – 0.1%
2,165,123	Tacora Resources Inc., 13.000% due 11/3/23(e) (Cost – $2,165,713)	433,025
TIME DEPOSITS – 5.5%
	Brown Brothers Harriman – Grand Cayman:
100,308SEK	1.040% due 3/3/25	9,317
101,524NOK	3.250% due 3/3/25	9,012
50,470GBP	3.410% due 3/3/25	63,481
2,657,339EUR	Citibank – London, 1.570% due 3/3/25	2,756,192
1,778,258	Citibank – New York, 3.680% due 3/3/25	1,778,258
10,387,685	JPMorgan Chase & Co. – New York, 3.680% due 3/3/25	10,387,685
1,934	Royal Bank of Canada – Toronto, 3.680% due 3/3/25	1,934
1,289,461	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	1,289,461
24,723,884	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 3/3/25	24,723,884
	TOTAL TIME DEPOSITS (Cost – $41,019,224)	41,019,224
	TOTAL SHORT-TERM INVESTMENTS (Cost – $47,759,497)	46,026,454
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.1%
MONEY MARKET FUND – 0.1%
509,790	Federated Government Obligations Fund, Premier Class, 4.230%(k) (Cost – $509,790)	509,790
	TOTAL INVESTMENTS – 99.2% (Cost – $745,693,729)	733,291,411
	Other Assets in Excess of Liabilities – 0.8%	6,083,990
	TOTAL NET ASSETS – 100.0%	$739,375,401

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $243,405,055 and represents 32.92% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.

(c)
Security is perpetual in nature and has no stated maturity date.

(d)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2025, amounts to $19,650,916 and represents 2.66% of net assets.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.

(g)
Security is currently in default.

(h)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)
All or a portion of this security is on loan (See Note 5).

(j)
Rate shown represents yield-to-maturity.

(k)
Represents investment of collateral received from securities lending transactions.

@
Restricted security — Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Inotiv Inc., 10.928% (1-Month USD-SOFR + 0.650%) due 11/5/26	9/21/2021	$4,204,200	$7,398,400	1.00%
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	7,109,000	5,287,000	0.72%
Leafly Holdings Inc.	2/7/2022	—	236	0.00%*
UpHealth Inc.	11/22/2023	125,488	—	0.00%*
			$12,685,636	1.72%
Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (continued)

Summary of Investments by Security Type^
Corporate Bonds & Notes	77.2%
Senior Loans	8.7
Common Stocks	2.0
U.S. Government Agencies & Obligations	1.3
Sovereign Bonds	1.2
Exchange Traded Fund (ETF)	1.0
Preferred Stocks	1.0
Asset-Backed Securities	0.7
Collateralized Mortgage Obligations	0.5
Warrants	0.0*
Right	0.0*
Short-Term Investments	6.3
Money Market Fund	0.1
100.0%

^
As a percentage of total investments.

*
Positions represent less than 0.05%.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
322	$2,580,186	iShares iBoxx HighYield, Call	BNP	5/16/25	$79.00	$(161,000)
262	300,252	Warner Bros. Discovery Inc., Call	BNP	4/17/25	10.00	(45,850)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $66,280)				$(206,850)
At February 28, 2025, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	3,145,000	BBH	$3,263,569	3/14/25	$—	$(29,485)	$(29,485)
Contracts to Sell:
British Pound	164,501	BBH	$206,905	3/13/25	$—	$(1,924)	$(1,924)
British Pound	22,766,052	BBH	28,634,563	3/13/25	—	(486,206)	(486,206)
British Pound	12,391	BBH	15,585	3/13/25	10	—	10
British Pound	190,584	BBH	239,712	3/13/25	529	—	529
British Pound	101,731	BBH	127,955	3/13/25	170	—	170
British Pound	214,061	BBH	269,240	3/13/25	593	—	593
Euro	55,984,452	BBH	58,091,911	3/13/25	—	(217,423)	(217,423)
Euro	956,060	BBH	992,050	3/13/25	11,267	—	11,267
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Global Fixed Income Opportunities Fund (concluded)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Euro	1,296,619	BBH	$1,345,428	3/13/25	$15,061	$—	$15,061
Euro	421,152	BBH	437,005	3/13/25	4,176	—	4,176
Euro	1,299,000	BBH	1,347,899	3/13/25	13,922	—	13,922
Euro	29,165,000	BBH	30,264,541	3/14/25	—	(74,391)	(74,391)
Norwegian Krone	100,000	BBH	8,877	3/13/25	117	—	117
Norwegian Krone	39,660,000	BBH	3,520,645	3/14/25	—	(4,941)	(4,941)
Swedish Krona	100,000	BBH	9,294	3/13/25	61	—	61
Swedish Krona	69,340,000	BBH	6,444,964	3/14/25	—	(83,683)	(83,683)
					$45,906	$(868,568)	$(822,662)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$45,906	$(898,053)	$(852,147)

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
Counterparty Abbreviations used in this schedule::
BBH	—	Brown Brothers Harriman & Co.
BNP	—	BNP Paribas SA
Face Amount†	Security	Value
SECURITIES SOLD SHORT – 0.7%
CORPORATE BONDS & NOTES – 0.7%
Communications – 0.4%
3,333,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.750% due 3/1/30(a)	$3,105,578
Consumer Cyclical – 0.3%
2,623,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.200% due 4/15/30	2,223,153
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $5,010,008)	5,328,731
	TOTAL SECURITIES SOLD SHORT – 0.7% (Proceeds – $5,010,008)	$5,328,731

†
Face amount denominated in U.S. dollars, unless otherwise noted.

(a)
Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144Aunder the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $3,105,578 and represents 0.42% of net assets.
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 95.3%
Alabama – 1.4%
$1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	$1,542,449
1,500,000	BB-	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	1,577,461
2,540,000	A2(b)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(c)	2,548,647
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	265,119
175,000	A	5.000% due 3/1/29	178,202
180,000	A	5.000% due 3/1/30	182,987
185,000	A	5.000% due 3/1/31	187,907
145,000	A	5.000% due 3/1/32	147,216
215,000	A	5.000% due 3/1/33	218,172
		Mobile County Industrial Development Authority, Revenue Bonds:
1,500,000	BBB-	Series A, 5.000% due 6/1/54(a)	1,523,029
1,000,000	BBB-	Series B, 4.750% due 12/1/54(a)	987,663
1,000,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(d)	1,020,469
		Total Alabama	10,379,321
Alaska – 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,046,231
Arizona – 2.5%
2,500,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	2,574,705
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)	1,616,022
105,000	AA+	City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM-Insured, Series Prerefunded 7/1/25@ 100, 5.000% due 7/1/26(e)	105,737
		City of Glendale AZ, Revenue Bonds:
235,000	AA+	Series A, 5.000% due 7/1/29	236,713
230,000	AA+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 7/1/27(e)	231,653
215,000	AA+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 7/1/28(e)	216,545
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
1,000,000	AA-	5.000% due 7/1/31(a)	1,085,988
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,365,113
		Maricopa County Industrial Development Authority, Revenue Bonds:
250,000	BB+	4.000% due 10/15/47(a)(d)	224,239
1,000,000	NR	Series A, 6.250% due 7/1/44(d)	1,042,762
800,000	AA-	Series D, 5.000% due 1/1/46(c)	817,830
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$3,000,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 4.000% due 12/1/33	$3,007,591
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(d)	1,035,559
		Total Arizona	18,560,457
Arkansas – 0.5%
		Arkansas Development Finance Authority, Revenue Bonds:
1,000,000	BB-	4.500% due 9/1/49(a)(d)	977,378
1,150,000	BB-	5.700% due 5/1/53(a)	1,211,605
1,000,000	NR	City of Osceola AR, Revenue Bonds, 5.500% due 4/1/36(a)(c)	1,002,924
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	525,488
		Total Arkansas	3,717,395
California – 3.6%
200,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(c)	199,930
1,345,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(d)	1,059,944
115,000	A	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	115,101
		California Infrastructure & Economic Development Bank, Revenue Bonds:
1,300,000	NR	Series A, 9.500% due 1/1/65(a)(d)(g)	1,318,682
500,000	NR	Series A4, 8.000% due 1/1/50(a)(d)	516,444
		California Municipal Finance Authority, Revenue Bonds:
1,000,000	BB	4.000% due 7/15/29(a)	998,668
300,000	BB	6.375% due 6/15/64(d)	325,727
600,000	A-	Series A, 5.000% due 8/15/49	630,092
990,000	NR	California Public Finance Authority, Revenue Bonds, Series A1, 6.750% due 7/1/65(d)	999,981
		California Statewide Communities Development Authority, Revenue Bonds:
2,525,000	BB	5.500% due 12/1/54	2,526,141
1,000,000	BB	Series A, 5.000% due 12/1/46(d)	1,006,510
650,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, 4.000% due 5/15/38(a)	653,075
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(d)	778,823
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(d)	817,548
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
		CSCDA Community Improvement Authority, Revenue Bonds:
$1,500,000	NR	3.000% due 6/1/47(d)	$1,069,818
1,000,000	NR	3.000% due 12/1/56(d)	713,639
1,000,000	NR	4.000% due 8/1/56(d)	889,086
1,000,000	NR	Fairfield Community Facilities District, Special Tax, Series A, 5.000% due 9/1/54	1,012,613
115,000	NR	Golden State Tobacco Securitization Corp., Revenue Bonds, Series A1, 5.000% due 6/1/25	115,670
1,260,000	A	Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000% due 7/1/34	1,338,464
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	771,745
2,250,000	AA-	5.000% due 9/1/26	2,335,335
4,100,000	AA-	5.000% due 3/1/31	4,106,927
435,000	AA-	Series B, 5.000% due 8/1/26	450,568
205,000	AA-	Series C, 5.000% due 8/1/29	211,319
2,000,000	AA	University of California, Revenue Bonds, Series CA, 5.000% due 5/15/39	2,329,495
		Total California	27,291,345
Colorado – 2.1%
1,000,000	AA	Adams 12 Five Star Schools, GO, Series B, 5.000% due 12/15/34	1,032,571
		Board of Governors of Colorado State University System, Revenue Bonds:
1,000,000	AA	Series A, 5.000% due 3/1/43	1,139,933
1,000,000	AA	Series C, 4.000% due 3/1/38	1,009,655
		Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, GO:
650,000	AA+	5.000% due 12/15/29	717,029
650,000	AA+	5.000% due 12/15/38	750,468
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 12/1/26(a)	326,060
195,000	AA-	Series A, 5.000% due 11/15/28(a)	202,748
455,000	AA-	Series A, 5.000% due 11/15/29(a)	472,620
115,000	AA-	Series A, 5.000% due 11/15/30(a)	119,348
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,763,691
		Colorado Bridge & Tunnel Enterprise, Revenue Bonds, AGM-Insured:
500,000	AA	Series A, 5.000% due 12/1/41	555,417
1,000,000	AA	Series A, 5.500% due 12/1/54	1,115,491
600,000	BB	Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(d)	622,903
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$60,000	NR	Colorado Health Facilities Authority, Revenue Bonds, Series Prerefunded 11/19/26@ 100, 5.000% due 11/15/49(c)(e)	$62,015
45,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	45,504
500,000	NR	Independence Metropolitan District No 3, GO, Series A, 5.375% due 12/1/54	499,636
1,325,000	AA-	State of Colorado, COP, 6.000% due 12/15/39	1,574,384
		Vauxmont Metropolitan District, GO, AGM-Insured:
125,000	AA	5.000% due 12/15/27	128,862
120,000	AA	5.000% due 12/15/29	123,698
135,000	AA	5.000% due 12/15/31	139,156
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,763,818
		Total Colorado	16,165,007
Connecticut – 0.8%
		State of Connecticut, GO:
375,000	AA-	Series A, 5.000% due 4/15/26	384,859
150,000	AA-	Series A, 5.000% due 4/15/30	163,274
170,000	AA-	Series A, 5.000% due 4/15/34	183,355
175,000	AA-	Series B, 5.000% due 1/15/26	178,558
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,117,683
100,000	AA-	Series E, 5.000% due 10/15/26	103,810
150,000	AA-	Series E, 5.000% due 10/15/29	154,876
1,260,000	AA-	Series E, 5.000% due 11/15/35	1,428,612
1,000,000	AA-	Series H, 5.000% due 11/15/27	1,061,861
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	349,617
		Total Connecticut	6,126,505
District of Columbia – 0.8%
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
1,820,000	AA-	5.000% due 10/1/36(a)	1,873,394
115,000	AA-	Series A, 5.000% due 10/1/28(a)	121,547
135,000	AA-	Series A, 5.000% due 10/1/31(a)	141,498
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,250,000	AA	5.000% due 7/15/36	1,418,551
1,000,000	AA	5.000% due 7/15/37	1,129,423
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – (continued)
$1,000,000	AA	5.000% due 7/15/38	$1,124,068
		Total District of Columbia	5,808,481
Florida – 6.9%
1,000,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	1,009,057
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(d)	522,559
350,000	NR	Series A1, 4.000% due 6/15/29(d)	339,875
2,000,000	NR	Series A1, 5.000% due 7/1/56(d)	1,925,042
2,500,000	AA-	City Of South Miami Health Facilities Authority Inc., Revenue Bonds, 5.000% due 8/15/42	2,552,222
540,000	AA+	City of West Palm Beach FL Utility System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/42	556,477
		County of Broward FL Airport System Revenue, Revenue Bonds:
120,000	A+	Series A, 5.000% due 10/1/29(a)	120,928
85,000	A+	Series A, 5.000% due 10/1/31(a)	85,607
115,000	A+	Series A, 5.000% due 10/1/32(a)	115,788
1,000,000	A+	Series B, 5.000% due 10/1/29(a)	1,068,154
		County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds:
4,335,000	AA	Series B, 4.000% due 10/1/38	4,357,422
10,000,000	AA	Series B, 5.000% due 10/1/44	10,425,059
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	125,858
30,000	A+	Series B, 5.000% due 7/1/28	30,203
190,000	A+	Series B, 5.000% due 7/1/30	191,248
		Florida Development Finance Corp., Revenue Bonds:
1,125,000	NR	6.125% due 7/1/32(a)(c)(d)	1,149,668
600,000	NR	Series A, 6.750% due 6/15/53(d)	649,080
1,600,000	NR	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 6/1/48(d)	1,452,152
2,000,000	A	Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Series A1, 5.000% due 9/1/25	2,002,872
45,000	A2(b)	Florida Municipal Power Agency, Revenue Bonds, 5.000% due 10/1/27	45,521
		Greater Orlando Aviation Authority, Revenue Bonds:
1,000,000	NR	5.000% due 11/15/36(a)	1,000,620
100,000	AA-	Series A, Prerefunded 10/1/27@ 100, 5.000% due 10/1/28(a)(e)	104,616
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		Hillsborough County Port District, Revenue Bonds:
$850,000	A+(f)	Series B, 5.000% due 6/1/33(a)	$892,362
185,000	A+(f)	Series B, 5.000% due 6/1/38(a)	190,849
500,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	517,526
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	532,234
		Lee County Industrial Development Authority, Revenue Bonds:
580,000	A+	Series 2019A1, 5.000% due 4/1/33	616,983
515,000	A+	Series 2019A1, 5.000% due 4/1/35	545,700
755,000	A+	Series 2019A2, 5.000% due 4/1/33(c)	762,587
		Marion County School Board, COP, AGM-Insured:
1,950,000	AA	5.000% due 6/1/31	2,170,301
2,000,000	AA	5.000% due 6/1/37	2,285,633
1,625,000	AA	5.000% due 6/1/39	1,832,092
2,000,000	A-	Miami-Dade County Educational Facilities Authority, Revenue Bonds, AMBAC-Insured, Series B, 5.250% due 4/1/25	2,003,551
		Miami-Dade County Expressway Authority, Revenue Bonds:
235,000	A	Series A, 5.000% due 7/1/40	235,844
85,000	A	Series A, 5.000% due 7/1/44	85,285
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	203,772
200,000	Aa2(b)	Orange County School Board, COP, Series C, Prerefunded 8/1/25@ 100, 5.000% due 8/1/29(e)	201,777
		School Board of Miami-Dade County, COP:
120,000	AA	Series A, AGM-Insured, 5.000% due 5/1/27	120,406
570,000	A+	Series A, 5.000% due 5/1/31	582,974
220,000	A+	Series B, 5.000% due 8/1/27	226,395
395,000	A+	Series B, 5.000% due 5/1/28	396,336
115,000	A+	Series D, 5.000% due 2/1/29	117,131
190,000	A+	Series D, 5.000% due 2/1/30	193,503
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	117,544
3,000,000	AAA	State of Florida, GO, 5.000% due 7/1/32	3,213,294
3,010,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, 5.000% due 10/1/49	3,244,359
995,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	968,006
		Total Florida	52,086,472
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – 2.6%
$2,240,000	Aa1(b)	Atlanta Urban Redevelopment Agency, Revenue Bonds, Series B, 5.000% due 7/1/28	$2,403,594
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,101
70,000	AA-	5.000% due 11/1/29	70,230
2,000,000	AA-	5.000% due 11/1/40	2,004,374
1,000,000	Ba3(b)	Development Authority Of The City Of Marietta, Revenue Bonds, Series A, 5.000% due 11/1/37(d)	1,004,073
335,000	BBB(f)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	361,221
1,500,000	Aa1(b)	Main Street Natural Gas Inc., Revenue Bonds, Series C, 5.000% due 9/1/53(c)	1,591,813
4,000,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	4,636,332
3,750,000	AAA	State of Georgia, GO, Series A, 5.000% due 7/1/29	4,029,471
3,000,000	Aa1(b)	Upper Oconee Basin Water Authority, Revenue Bonds, 5.000% due 7/1/49	3,247,897
		Total Georgia	19,379,106
Hawaii – 0.7%
5,000,000	Aa2(b)	City & County of Honolulu HI, GO, Series C, 4.000% due 10/1/32	5,064,748
Idaho – 0.6%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(d)	1,506,226
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,082,972
		Idaho Housing & Finance Association, Revenue Bonds:
1,000,000	Aaa(b)	5.000% due 8/15/41	1,098,727
25,000	Aa1(b)	Series A, 4.000% due 1/1/50	25,183
250,000	Aa3(b)	Series A, 5.000% due 7/15/30	277,129
250,000	Aa3(b)	Series A, 5.000% due 7/15/31	280,342
		Total Idaho	4,270,579
Illinois – 4.4%
1,040,000	BB+	Chicago Board of Education, GO, Series A, 5.000% due 12/1/47	1,024,295
1,635,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series B, 5.000% due 1/1/41	1,650,251
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,054,459
980,000	AA-	5.000% due 11/15/42	1,047,538
5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27@ 100, 5.000% due 2/1/29(e)	5,207
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
		Illinois Finance Authority, Revenue Bonds:
$150,000	AAA	5.000% due 1/1/30	$155,824
255,000	AAA	5.000% due 7/1/31	264,031
2,000,000	A+	Series A, 5.000% due 11/15/38	2,004,283
255,000	Aa3(b)	Series A, Prerefunded 7/1/26@ 100, 5.000% due 7/1/36(e)	262,823
95,000	WD(f)	Series A, Prerefunded 8/15/26@ 100, 5.000% due 8/15/33(e)	97,841
170,000	AA-	Series Prerefunded 1/1/27@ 100, 5.000% due 1/1/36(e)	177,032
870,000	AA-	Series Prerefunded 1/1/28@ 100, 5.000% due 1/1/38(e)	927,359
1,300,000	AA-	Series Prerefunded 1/1/28@ 100, 5.000% due 1/1/44(e)	1,385,708
20,000	NR	Series Prerefunded 2/15/27@ 100, 4.000% due 2/15/41(e)	20,391
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	292,179
105,000	A	Series A, 5.000% due 2/1/31	105,668
1,000,000	A	Series A, 5.000% due 2/1/32	1,005,956
		Illinois State Toll Highway Authority, Revenue Bonds:
1,535,000	AA-	Series A, 5.000% due 1/1/42	1,588,852
2,000,000	AA-	Series B, 5.000% due 1/1/40	2,024,085
1,045,000	Aa1(b)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,053,123
175,000	AA+	McHenry County Conservation District, GO, 5.000% due 2/1/27	175,238
		State of Illinois, GO:
225,000	A-	5.000% due 6/1/25	226,141
195,000	A-	5.000% due 2/1/27	202,434
180,000	A-	5.000% due 2/1/28	186,618
7,000,000	AA	5.000% due 2/1/34	7,950,417
2,980,000	A-	Series B, 5.000% due 5/1/32	3,314,885
405,000	A-	Series D, 5.000% due 11/1/25	410,581
390,000	A-	Series D, 5.000% due 11/1/26	403,061
1,500,000	A-	Series D, 5.000% due 7/1/32	1,670,787
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa1(b)	Series A, 5.000% due 11/1/25	2,449,750
165,000	AA	Series B, AGM-Insured, zero coupon, due 11/1/26	156,369
		Total Illinois	33,293,186
Indiana – 2.4%
3,750,000	AA	Carmel Redevelopment Authority, Revenue Bonds, Series B, 5.000% due 7/15/35	4,164,912
500,000	NR	City of Valparaiso IN, Revenue Bonds, 4.875% due 1/1/44(a)(d)	514,855
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
		Indiana Finance Authority, Revenue Bonds:
$4,255,000	AAA	5.000% due 2/1/41	$4,714,378
70,000	AA	Series A, 5.000% due 10/1/26	70,117
120,000	Aaa(b)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	119,764
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
550,000	A1(b)	5.000% due 1/1/35(a)	590,388
550,000	A1(b)	5.250% due 1/1/36(a)	599,703
600,000	A1(b)	5.250% due 1/1/37(a)	652,406
1,250,000	A1(b)	5.250% due 1/1/38(a)	1,355,274
1,500,000	A1(b)	5.250% due 1/1/41(a)	1,600,107
1,895,000	Aa1(b)	Series 202, 6.000% due 1/15/41	2,197,360
560,000	AA+	New Albany-Floyd County Consolidated School Corp., GO, 5.000% due 7/15/26	575,503
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	640,490
		Total Indiana	17,795,257
Iowa – 1.6%
1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,157,007
1,785,000	Aaa(b)	City of West Des Moines IA, GO, Series A, 5.000% due 6/1/32	2,018,428
2,000,000	BBB	Iowa Finance Authority, Revenue Bonds, 4.750% due 8/1/42	2,001,900
6,440,000	A3(b)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(c)	6,578,118
		Total Iowa	11,755,453
Kansas – 0.1%
1,000,000	NR	City of Colby KS, Revenue Bonds, 5.500% due 7/1/26	1,003,886
25,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	24,999
		Total Kansas	1,028,885
Kentucky – 0.3%
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	167,362
145,000	A	5.000% due 5/1/28	155,159
165,000	A	Series A, 5.000% due 2/1/29	167,813
170,000	A	Series A, 5.000% due 2/1/30	172,868
325,000	A	Series B, 5.000% due 11/1/26	337,614
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,638,029
		Total Kentucky	2,638,845
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – 2.7%
$2,505,000	AA	City of Lafayette LA Utilities Revenue, Revenue Bonds, AGC, 5.000% due 11/1/42	$2,730,708
265,000	AA+	Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds, 5.000% due 4/1/37	296,355
		Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
1,500,000	AA	5.000% due 10/1/26	1,548,820
2,800,000	A1(b)	5.000% due 8/15/37	2,886,559
1,225,000	BBB	Louisiana Public Facilities Authority, Revenue Bonds, 5.250% due 10/1/53	1,253,060
1,000,000	BB+	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(d)	1,100,980
1,000,000	A2(b)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,094,562
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31	3,780,314
4,835,000	AA	Series E, 5.000% due 9/1/33	5,575,897
		Total Louisiana	20,267,255
Maine – 0.6%
		Maine State Housing Authority, Revenue Bonds:
2,500,000	AA+	Series B, 3.150% due 11/15/39	2,239,212
905,000	AA+	Series D, 3.875% due 11/15/37	909,603
1,000,000	SP-1+	Regional School Unit No 14, GO, 5.000% due 5/15/25	1,003,817
		Total Maine	4,152,632
Maryland – 1.8%
5,805,000	AAA	County of Prince George’s MD, GO, Series A, 5.000% due 7/15/29	6,236,583
		Maryland Community Development Administration, Revenue Bonds:
145,000	Aa1(b)	Series B, 4.000% due 9/1/49	145,710
130,000	Aa1(b)	Series C, 3.500% due 3/1/50	129,431
320,000	Aa1(b)	Series C, 5.000% due 9/1/28	340,577
390,000	BB	Maryland Economic Development Corp., Revenue Bonds, 5.750% due 9/1/25	392,859
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,708,697
1,405,000	Baa3(b)	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.500% due 1/1/46	1,419,455
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,002,592
		Total Maryland	13,375,904
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – 1.6%
		Commonwealth of Massachusetts, GO:
$745,000	AA+	Series B, 5.000% due 1/1/29	$793,206
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,611,968
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,479,773
1,000,000	AA-	5.000% due 7/1/35	1,022,540
1,290,000	AAA	Series A, 4.000% due 7/15/36	1,302,130
800,000	BB	Series A, 5.000% due 7/1/44(d)	819,768
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	546,779
4,440,000	AA	Massachusetts State College Building Authority, Revenue Bonds, Series D, 4.000% due 5/1/40	4,452,660
		Total Massachusetts	12,028,824
Michigan – 1.2%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, AGM-Insured, Series D, 3.663% due 7/1/32(c)	158,049
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,125,010
495,000	AA-	Michigan State Building Authority, Revenue Bonds, Series I, 5.000% due 10/15/34	508,641
4,870,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series A, 3.700% due 4/1/30	4,890,945
1,295,000	Aa1(b)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	1,352,104
		Total Michigan	9,034,749
Minnesota – 1.7%
		Metropolitan Council, GO:
2,000,000	AAA	Series C, 5.000% due 12/1/27	2,125,152
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,490,836
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,316,024
2,850,000	Aa1(b)	Willmar Independent School District No 347, GO, Series A, 5.000% due 2/1/28	3,030,293
		Total Minnesota	12,962,305
Mississippi – 0.8%
1,500,000	NR	Mississippi Business Finance Corp., Revenue Bonds, 5.000% due 2/1/36(a)(c)(d)	1,537,865
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	168,516
4,000,000	AA	Series C, 5.000% due 10/1/35	4,250,462
		Total Mississippi	5,956,843
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Missouri – 1.1%
$2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	$2,690,172
350,000	NR	Kansas City Industrial Development Authority, Revenue Bonds, Series A1, 5.000% due 6/1/54(d)	343,970
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,590,776
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,293,547
40,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	40,280
		Total Missouri	7,958,745
Montana – 0.2%
		Montana Board of Housing, Revenue Bonds:
5,000	AA+	Series A1, 4.000% due 12/1/47(a)	4,999
20,000	AA+	Series B, 4.000% due 6/1/50	20,191
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,511,412
		Total Montana	1,536,602
Nebraska – 0.7%
		Nebraska Investment Finance Authority, Revenue Bonds:
90,000	AAA	Series B, 4.000% due 9/1/49(a)	90,042
80,000	AAA	Series E, 3.750% due 9/1/49(a)	79,817
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	116,867
125,000	A+	Series B, 5.000% due 1/1/34	126,937
155,000	A+	Series B, 5.000% due 1/1/36	157,287
		Public Power Generation Agency, Revenue Bonds:
1,815,000	A2(b)	5.000% due 1/1/41	1,846,701
1,885,000	A2(b)	Series A, 5.000% due 1/1/27	1,959,653
1,000,000	Aa3(b)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,073,878
		Total Nebraska	5,451,182
Nevada – 0.8%
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,522,158
		County of Clark NV, GO:
1,340,000	AAA	Series A, 5.000% due 6/1/34	1,420,910
2,750,000	AAA	Series B, 4.000% due 11/1/34	2,775,022
50,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	50,295
		Total Nevada	5,768,385
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Hampshire – 0.1%
$1,000,000	B+	New Hampshire Business Finance Authority, Revenue Bonds, 2.950% due 4/1/29(a)(d)	$962,043
New Jersey – 2.5%
		New Jersey Economic Development Authority, Revenue Bonds:
1,000,000	A-	Series EEE, 5.000% due 6/15/30	1,075,920
580,000	A-	Series XX, Prerefunded 6/15/25@ 100, 5.000% due 6/15/26(e)	583,724
2,950,000	A-	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.000% due 9/15/32	3,338,476
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A-	5.000% due 12/15/28	1,425,033
200,000	A-	5.000% due 12/15/39	212,404
870,000	A-	Series A, zero coupon, due 12/15/27	797,508
195,000	A-	Series A, zero coupon, due 12/15/28	172,688
1,500,000	AA	Series A, 4.000% due 12/15/37	1,514,806
1,600,000	A-	Series A, 5.000% due 6/15/30	1,767,804
220,000	A-	Series A, 5.000% due 12/15/33	234,561
3,450,000	A-	Series A, 5.000% due 6/15/36	3,959,223
1,770,000	A-	Series BB, 5.000% due 6/15/44	1,829,640
1,525,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/46	1,646,906
		Total New Jersey	18,558,693
New Mexico – 0.0%
95,000	Aaa(b)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	95,262
New York – 10.2%
1,430,000	Ba1(b)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46	534,244
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,116,609
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,092,210
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,563,867
500,000	AA	Series B1, 5.250% due 10/1/41	557,146
5,100,000	AA	Series C1, 5.000% due 8/1/31	5,662,627
5,425,000	AA	Series D1, 5.000% due 12/1/34	5,779,348
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,034,006
		Empire State Development Corp., Revenue Bonds:
1,000,000	AA+	Series A, 3.000% due 3/15/50	768,827
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,611,900
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$1,780,000	AA	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% due 11/15/27	$1,851,777
		Metropolitan Transportation Authority, Revenue Bonds:
125,000	A-	Series A1, 5.000% due 11/15/35	125,263
145,000	A-	Series A1, 5.000% due 11/15/36	145,279
245,000	A-	Series A2, 5.000% due 11/15/29	254,839
270,000	A-	Series B, 5.000% due 11/15/30	278,192
290,000	A-	Series C1, 5.000% due 11/15/27	299,863
685,000	A-	Series C1, 5.000% due 11/15/28	693,542
300,000	A-	Series C1, 5.000% due 11/15/31	317,105
370,000	A3(b)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	370,018
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	231,698
		New York City Municipal Water Finance Authority, Revenue Bonds:
2,685,000	AA+	5.000% due 6/15/41	2,870,936
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,020,121
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,493,240
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,351,148
275,000	AAA	Series C2, 5.000% due 5/1/32	291,677
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,043,173
1,000,000	AAA	Series E1, 5.000% due 2/1/31	1,001,391
1,600,000	AAA	Series F1, 5.000% due 2/1/41	1,756,462
3,000,000	AAA	New York City Transitional Finance Authority, Revenue Bonds, Series F1, 5.000% due 2/1/41	3,327,858
		New York Liberty Development Corp., Revenue Bonds:
1,000,000	NR	5.000% due 11/15/44(d)	1,000,627
1,750,000	AA-	Series 1WTC, 2.750% due 2/15/44	1,322,024
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	B-	4.000% due 7/1/45	872,765
605,000	Aa3(b)	Series A, 5.000% due 10/1/34	631,722
1,000,000	BBB-	Series A, 5.000% due 7/15/42	1,022,962
4,000,000	Aa1(b)	Series A, 5.000% due 3/15/44	4,342,899
3,000,000	Aa1(b)	Series A, 5.250% due 3/15/38	3,204,976
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		New York Transportation Development Corp., Revenue Bonds:
$2,000,000	Baa1(b)	5.000% due 12/1/36(a)	$2,135,650
2,500,000	Baa1(b)	5.000% due 12/1/37(a)	2,661,069
1,500,000	BBB-	5.625% due 4/1/40(a)	1,607,574
1,500,000	BBB-	6.000% due 4/1/35(a)	1,684,274
1,000,000	Baa3(b)	6.000% due 6/30/54(a)	1,077,553
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(d)	1,426,292
2,500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 205, 5.000% due 11/15/33	2,620,907
45,000	Aa1(b)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(a)	44,795
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
2,000,000	AA-	5.000% due 11/15/25	2,035,460
1,415,000	A+	Series A, 5.000% due 12/1/36	1,662,939
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,420,964
		Total New York	77,219,818
North Carolina – 0.3%
1,725,000	Aa1(b)	North Carolina Turnpike Authority, Revenue Bonds, 5.000% due 1/1/34	2,003,737
105,000	Aa3(b)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	112,008
		Total North Carolina	2,115,745
North Dakota – 0.1%
850,000	Aa1(b)	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.750% due 7/1/38	844,087
Ohio – 1.8%
3,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,606,842
2,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	2,040,872
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26@ 100, 5.000% due 12/1/32(e)	5,131
875,000	BBB-(f)	County of Hamilton OH, Revenue Bonds, 5.500% due 1/1/43	930,855
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	137,597
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,100,964
		Jefferson County Port Authority, Revenue Bonds:
1,000,000	Ba1(b)	3.500% due 12/1/51(a)(d)	777,361
1,000,000	Ba1(b)	5.000% due 12/1/53(a)(c)(d)	1,017,436
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
$1,250,000	CCC+	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(d)	$1,179,358
35,000	Aaa(b)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	35,433
1,510,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/32	1,737,960
1,000,000	AAA	State of Ohio, GO, Series A, 5.000% due 3/1/28	1,068,767
		Total Ohio	13,638,576
Oklahoma – 2.1%
500,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	514,639
		Creek County Educational Facilities Authority, Revenue Bonds:
850,000	AA	5.000% due 9/1/38	949,562
800,000	AA	5.000% due 9/1/39	886,525
1,150,000	AA	5.000% due 9/1/40	1,264,592
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,450,204
		Oklahoma Development Finance Authority, Revenue Bonds:
370,000	AA-	Series B, 5.000% due 6/1/30	406,966
2,000,000	BB	Series B, 5.500% due 8/15/52	2,047,198
825,000	BB	Series B, 5.500% due 8/15/57	843,503
3,630,000	AA-	Oklahoma Industries Authority, Revenue Bonds, 5.000% due 4/1/31	4,040,496
60,000	A	Oklahoma Municipal Power Authority, Revenue Bonds, Series B, 5.000% due 1/1/27	60,075
375,000	AA-	Oklahoma Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/43	412,022
1,850,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/41	2,058,430
		Total Oklahoma	15,934,212
Oregon – 0.7%
3,000,000	AAA	Oregon State Lottery, Revenue Bonds, Series D, 5.000% due 4/1/29	3,004,788
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	315,560
165,000	AA-	5.000% due 7/1/29	175,349
205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	209,691
1,750,000	AA+	State of Oregon, GO, Series D, 5.000% due 6/1/42	1,941,785
		Total Oregon	5,647,173
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – 3.0%
$1,000,000	B+	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	$859,420
		City of Philadelphia PA, GO:
85,000	A+	Series B, 5.000% due 8/1/27	85,740
300,000	A+	Series B, 5.000% due 8/1/29	302,353
320,000	A+	Series B, 5.000% due 8/1/30	322,444
335,000	A+	Series B, 5.000% due 8/1/31	337,462
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	550,582
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,079,434
500,000	A	Series B, 5.000% due 6/1/25	502,549
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	3,001,367
5,000,000	A+	4.000% due 9/15/34	5,055,782
810,000	A+	5.000% due 9/15/29	835,492
925,000	A+	Series 1st, 4.000% due 3/1/38	934,666
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A	5.000% due 11/1/38	845,194
1,000,000	A	5.000% due 11/1/39	1,051,720
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
1,000,000	Baa2(b)	5.500% due 6/30/37(a)	1,097,672
1,500,000	Baa2(b)	5.500% due 6/30/39(a)	1,639,735
600,000	B	Series B, 5.250% due 12/1/38(c)	607,310
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	Series B, 4.000% due 8/15/38	787,745
1,000,000	AA	Series C, 4.000% due 8/15/41	1,000,671
1,500,000	Aa2(b)	West Shore School District, GO, 5.000% due 11/15/43	1,534,300
		Total Pennsylvania	22,431,638
Puerto Rico – 0.8%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	962,502
1,000,000	NR	Series A1, 4.000% due 7/1/46	911,081
		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(d)	1,014,385
1,000,000	NR	Series B, 4.000% due 7/1/42(d)	946,766
1,000,000	NR	Series B, 4.000% due 7/1/47(d)	915,411
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Puerto Rico – (continued)
$1,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	$1,004,032
		Total Puerto Rico	5,754,177
Rhode Island – 0.5%
		Providence Public Building Authority, Revenue Bonds, AGC:
400,000	AA	Series A, 5.250% due 9/15/41	446,022
410,000	AA	Series A, 5.250% due 9/15/43	451,476
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	5.000% due 5/15/25	240,942
1,000,000	AA-	Series A, 5.000% due 5/15/42	1,083,290
65,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	65,313
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(a)	52,559
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,154,916
		Total Rhode Island	3,494,518
South Carolina – 0.8%
1,000,000	A1(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(c)	1,072,396
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,078,825
1,000,000	NR	7.750% due 11/15/58	1,087,348
1,600,000	A+	Series A, 5.250% due 11/1/41	1,788,942
140,000	A+	South Carolina Ports Authority, Revenue Bonds, 5.000% due 7/1/30(a)	146,158
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	189,505
275,000	A-	Series B, 5.000% due 12/1/36	281,471
115,000	A-	Series C, 5.000% due 12/1/25	115,118
115,000	A-	Series C, 5.000% due 12/1/26	115,120
90,000	A-	Series C, 5.000% due 12/1/27	90,077
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
90,000	Aaa(b)	Series A, 4.000% due 1/1/50	90,799
80,000	Aaa(b)	Series A, 4.000% due 7/1/50	80,684
		Total South Carolina	6,136,443
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Tennessee – 1.1%
$2,935,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	$3,314,532
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	1,017,006
40,000	BBB	Knox County Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 4/1/25	40,037
25,000	A	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds, 5.000% due 7/1/31	27,600
1,000,000	AA	Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds, AGM-Insured, Series B, 5.250% due 7/1/48	1,081,553
1,125,000	A1(b)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,251,968
1,225,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2B, 3.950% due 1/1/38	1,225,056
		Total Tennessee	7,957,752
Texas – 15.1%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,900,351
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	1,974,768
4,610,000	AAA	Aldine Independent School District, GO, PSF-GTD-Insured, Series B, 5.000% due 2/15/33	5,275,448
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,057,612
425,000	AA	Bell County Water Control & Improvement District No 1, Revenue Bonds, 5.000% due 7/10/32	476,378
1,500,000	Aaa(b)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,521,693
		Central Texas Regional Mobility Authority, Revenue Bonds:
160,000	A+	Series A, Prerefunded 7/1/25@ 100, 5.000% due 1/1/40(e)	161,181
600,000	A+	Series B, 4.000% due 1/1/41	596,650
375,000	A+	Series B, 5.000% due 1/1/29	403,011
1,800,000	A+	Series E, 5.000% due 1/1/38	1,924,129
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(a)	165,336
80,000	A+	5.000% due 11/15/29(a)	80,144
1,700,000	A+	Series B, 5.000% due 11/15/32(a)	1,801,884
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	1,857,912
980,000	AA-	City of Corpus Christi TX Utility System Revenue, Revenue Bonds, 5.000% due 7/15/40	1,096,060
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		City of Houston TX Airport System Revenue, Revenue Bonds:
$360,000	A1(b)	Series B, 5.000% due 7/1/29	$384,109
800,000	Ba3(b)	Series B, 5.500% due 7/15/37(a)	869,899
1,500,000	A1(b)	Series D, 5.000% due 7/1/25	1,510,377
2,330,000	A1(b)	Series D, 5.000% due 7/1/26	2,397,433
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
1,000,000	Aa2(b)	Series A, 5.000% due 11/15/41	1,106,361
3,000,000	Aa2(b)	Series B, 4.000% due 11/15/31	3,035,589
120,000	Aa3(b)	City of Houston TX, GO, Series A, 5.000% due 3/1/25	120,000
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(a)	517,614
480,000	A+	Series A, 5.000% due 7/1/28(a)	504,896
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(c)	986,369
500,000	A+	4.000% due 2/1/43	487,990
750,000	A+	5.000% due 2/1/42	800,928
3,000,000	Baa3(b)	Clifton Higher Education Finance Corp., Revenue Bonds, Series D, 6.125% due 8/15/48	3,017,030
3,000,000	Aaa(b)	Comal Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/27	3,132,973
2,345,000	AAA	Community Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,562,155
1,795,000	Aaa(b)	County of Harris TX, GO, Series A, 5.000% due 9/15/32	2,051,856
1,490,000	AAA	County of Travis TX, GO, Series A, 5.000% due 3/1/38	1,584,794
		Cypress-Fairbanks Independent School District, GO, PSF-GTD-Insured:
1,975,000	AAA	4.000% due 2/15/32	1,987,736
105,000	AAA	5.000% due 2/15/27	107,234
1,000,000	AAA	Series A, 3.400% due 2/15/31	1,000,151
1,925,000	AAA	Series A, 5.000% due 2/15/26	1,967,137
1,415,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, 5.000% due 11/1/40	1,584,789
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD-Insured:
1,270,000	Aaa(b)	5.000% due 8/15/29	1,390,481
1,000,000	Aaa(b)	5.000% due 8/15/30	1,111,944
2,000,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	2,005,803
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Georgetown Independent School District, GO, PSF-GTD-Insured:
$1,000,000	AAA	3.750% due 8/15/41	$988,858
1,000,000	AAA	3.875% due 8/15/44	959,733
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	158,881
125,000	AA+	Series A, 5.000% due 10/1/32	132,210
190,000	AA+	Series A, 5.000% due 10/1/33	200,687
145,000	AA+	Series A, 5.000% due 10/1/34	152,945
1,500,000	AA-	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.000% due 7/1/39	1,523,717
		Lamar Consolidated Independent School District, GO, PSF-GTD-Insured:
7,280,000	AAA	5.000% due 2/15/31	7,570,420
7,050,000	AAA	5.000% due 2/15/34	7,301,337
2,000,000	AAA	Leander Independent School District, GO, PSF-GTD-Insured, Series A, 5.000% due 8/15/27	2,018,700
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(a)	40,343
90,000	A	5.000% due 11/1/31(a)	90,748
1,120,000	A	Lower Colorado River Authority, Revenue Bonds, 5.000% due 5/15/31	1,250,468
5,000,000	AAA	Midland Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/40	5,068,008
2,000,000	BB-	Mission Economic Development Corp., Revenue Bonds, 4.625% due 10/1/31(a)(d)	2,003,596
1,200,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 6.500% due 7/1/56(d)(g)	1,199,522
1,000,000	Aaa(b)	North East Independent School District, GO, PSF-GTD-Insured, Series A, 4.000% due 8/1/41	1,008,039
2,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(d)	1,993,957
		North Texas Tollway Authority, Revenue Bonds:
1,750,000	AA-	Series A, 5.000% due 1/1/28	1,780,500
200,000	AA-	Series A, 5.000% due 1/1/39	202,402
1,000,000	Aaa(b)	Northside Independent School District, GO, PSF-GTD-Insured, Series B, 3.450% due 8/1/54(c)	1,007,366
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,014,756
3,025,000	AAA	Permanent University Fund – University of Texas System, Revenue Bonds, Series B, 5.000% due 7/1/36	3,582,505
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$1,000,000	NR	Port of Beaumont Navigation District, Revenue Bonds, Series A, 5.250% due 1/1/54(a)(d)	$1,027,191
		State of Texas, GO:
150,000	AAA	5.000% due 8/1/26(a)	150,248
200,000	AAA	5.500% due 8/1/26(a)	206,926
350,000	AAA	Series B, 5.000% due 8/1/25(a)	350,569
2,750,000	A1(b)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	3,076,459
		Texas Department of Housing & Community Affairs, Revenue Bonds:
386,529	Aaa(b)	2.950% due 7/1/36	345,498
585,000	AA+	Series A, 3.950% due 1/1/33	592,135
225,000	AA+	Series A, 4.000% due 3/1/50	227,204
2,640,000	A1(b)	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000% due 1/1/33	2,876,577
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	636,362
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	140,799
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,131,080
180,000	AAA	Series A, 5.000% due 4/15/25	180,467
125,000	AAA	Series A, 5.000% due 4/15/26	128,272
190,000	AAA	Series A, 5.000% due 4/15/29	200,052
505,000	AAA	Series A, 5.000% due 4/15/30	531,603
		Tomball Independent School District, GO, PSF-GTD-Insured:
1,500,000	AAA	4.000% due 2/15/50	1,448,550
2,000,000	AAA	5.000% due 2/15/26	2,043,399
		Total Texas	114,061,294
Utah – 1.1%
600,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(d)	608,050
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
115,000	A+	Series A, 5.000% due 7/1/28(a)	118,848
155,000	A+	Series A, 5.000% due 7/1/30(a)	162,720
1,000,000	A+	Series A, 5.000% due 7/1/32(a)	1,079,665
1,000,000	A+	Series A, 5.000% due 7/1/35(a)	1,026,812
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,338,947
1,400,000	A2(b)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,484,101
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Utah – (continued)
$1,000,000	NR	Grapevine Wash Local District, Special Assessment, Series A2, 5.250% due 12/1/44(d)	$960,364
1,270,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(d)	1,092,801
500,000	NR	Mida Mountain Village Public Infrastructure District, Special Tax, Series 2, 6.000% due 6/15/54(d)	523,107
		Total Utah	8,395,415
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(a)	774,304
675,000	A	Series A, 5.000% due 6/15/30(a)	699,259
		Total Vermont	1,473,563
Virgin Islands – 0.2%
1,500,000	NR	Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Series A, 5.000% due 10/1/39	1,564,022
Virginia – 1.2%
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28@ 100, 5.000% due 7/1/35(e)	3,384,281
1,800,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(d)	1,648,812
2,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	1,971,724
550,000	BB+(f)	Virginia Beach Development Authority, Revenue Bonds, Series B3, 5.375% due 9/1/29	565,156
		Virginia College Building Authority, Revenue Bonds:
165,000	AA+	Series D, 5.000% due 2/1/26	168,524
265,000	AA+	Series E, 5.000% due 2/1/30	281,426
305,000	AA+	Series E, 5.000% due 2/1/31	323,433
420,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	443,750
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	550,670
		Total Virginia	9,337,776
Washington – 5.8%
1,690,000	Baa2(b)	Grant County Public Hospital District No 1, GO, 5.500% due 12/1/43	1,794,958
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,124,731
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
		Port of Seattle WA, Revenue Bonds:
$1,245,000	AA-	Series A, 5.000% due 5/1/36(a)	$1,274,888
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,018,817
980,000	AA	Series B, 5.000% due 10/1/27(a)	998,836
135,000	AA	Series B, 5.000% due 10/1/29(a)	137,480
575,000	Baa3(b)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54	605,813
		State of Washington, GO:
430,000	AA+	Series A, 5.000% due 8/1/32	449,932
6,250,000	AA+	Series A, 5.000% due 8/1/38	7,188,516
7,500,000	AA+	Series A3, 5.000% due 8/1/45	8,073,103
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,718,194
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,382,513
355,000	AA+	Series R2018C, 5.000% due 8/1/30	372,639
640,000	AA+	Series R2018D, 5.000% due 8/1/33	668,907
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,213,985
1,800,000	AA+	Series R2025B, 5.000% due 7/1/29	1,969,761
1,000,000	AA	Three Rivers Regional Wastewater Authority, Revenue Bonds, 5.000% due 9/1/32	1,129,655
780,000	A	Washington Health Care Facilities Authority, Revenue Bonds, 5.000% due 7/1/42	786,190
15,000	Baa2(b)	Washington Higher Education Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/29	15,264
2,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	1,476,115
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	1,067,408
500,000	BBB	6.250% due 7/1/59(d)	546,369
		Total Washington	44,014,074
West Virginia – 1.4%
10,000,000	AA-	State of West Virginia, GO, Series B, 5.000% due 12/1/34	10,579,557
Wisconsin – 1.7%
3,385,000	AAA	County of Dane WI, GO, Series A, 3.000% due 6/1/25	3,383,192
		Public Finance Authority, Revenue Bonds:
1,000,000	NR	4.250% due 7/1/54(a)	854,748
500,000	NR	5.375% due 12/15/32(d)	500,276
1,000,000	NR	5.750% due 12/1/54(d)	1,025,216
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – (continued)
$2,500,000	Aa2(b)	Series A, 4.000% due 8/1/59	$2,503,878
500,000	NR	Series A, 5.000% due 6/1/36(d)	503,537
190,000	BB	Series A, 5.000% due 12/15/44(d)	191,476
1,000,000	BBB-	Series A, 5.750% due 7/1/53(d)	1,066,054
250,000	NR	Series A, 6.250% due 9/1/46(a)(d)	260,262
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(d)	1,038,264
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,000,000	AA	4.000% due 4/1/39	975,850
50,000	A2(b)	5.000% due 6/1/27	50,143
195,000	A+	5.000% due 11/15/27	195,242
30,000	A2(b)	5.000% due 6/1/32	30,066
70,000	A2(b)	5.000% due 6/1/39	70,105
300,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	299,201
		Total Wisconsin	12,947,510
		TOTAL MUNICIPAL BONDS (Cost – $715,197,442)	718,064,047
Shares/Units
EXCHANGE TRADED FUND (ETF) – 1.6%
232,160		Vanguard Tax-Exempt Bond Index(h) (Cost – $11,431,747)	11,761,226
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $726,629,189)	729,825,273
Face Amount
SHORT-TERM INVESTMENTS – 2.5%
MUNICIPAL BOND – 0.7%
$5,300,000		City of Los Angeles CA, Revenue Notes, 5.000% due 6/26/25 (Cost – $5,325,967)	5,331,544
TIME DEPOSITS – 1.8%
1,814,304		ANZ National Bank – London, 3.680% due 3/3/25	1,814,304
7,213,009		Citibank – New York, 3.680% due 3/3/25	7,213,009
2,734,848		Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	2,734,848
1,941,834		Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 3/3/25	1,941,834
		TOTAL TIME DEPOSITS (Cost – $13,703,995)	13,703,995
		TOTAL SHORT-TERM INVESTMENTS (Cost – $19,029,962)	19,035,539
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.6%
MONEY MARKET FUND – 0.6%
4,273,575	Federated Government Obligations Fund, Premier Class, 4.230%(i) (Cost – $4,273,575)	$4,273,575
	TOTAL INVESTMENTS – 100.0% (Cost – $749,932,726)	753,134,387
	Other Assets in Excess of Liabilities – 0.0%	144,093
	TOTAL NET ASSETS – 100.0%	$753,278,480

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(b)
Rating by Moody’s Investors Service. All ratings are unaudited.

(c)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.

(d)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $54,330,180 and represents 7.21% of net assets.

(e)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(f)
Rating by Fitch Ratings Service. All ratings are unaudited.

(g)
When-Issued or delayed delivery security.

(h)
All or a portion of this security is on loan (See Note 5).

(i)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
AGM
    —    Assured Guaranty Municipal Corporation

AMBAC
    —    American Bond Assurance Corporation

COP
    —    Certificate of Participation

ETF
    —    Exchange Traded Fund

GO
    —    General Obligation

MTA
    —    Metropolitan Transportation Authority

PSF-GTD
    —    Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	41.7%
Education	15.9
Water and Sewer	8.3
Development	6.6
Health Care Providers & Services	5.7
Airport	4.8
Transportation	4.0
Power	1.7
Multifamily Housing	1.4
Single Family Housing	1.2
Tobacco Settlement	1.0
Bond Bank	0.9
Utilities	0.8
Nursing Homes	0.8
Housing	0.5
Student Loan	0.4
Mello-Roos	0.1
Pollution	0.1
Facilities	0.1
Exchange Traded Fund (ETF)	1.6
Short-Term Investments	1.8
Money Market Fund	0.6
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 23.9%
Mortgage Securities – 23.9%
$1,243,129	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 5.414% (1-Month TSFR + 1.094)% due 6/25/35(a)	$1,238,779
5,400,000	BBCMS Mortgage Trust, Series 2023-C19, Class A2A, 5.756% due 4/15/56	5,498,512
385,710	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 4.754% (1-Month TSFR + 0.434)% due 2/25/34(a)	362,315
2,000,000	Benchmark Mortgage Trust, Series 2023-B38, Class A2, 5.626% due 4/15/56	2,016,682
4,390,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class AS, 4.072% due 11/10/48(a)	4,150,939
976,000	Commercial Mortgage Trust, Series 2015-LC23, Class A4, 3.774% due 10/10/48	968,479
8,200,000	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 13.716% (SOFR30A + 9.364)% due 11/25/39(a)(b)	9,065,930
3,116,387	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 4.834% (1-Month TSFR + 0.514)% due 8/25/47(a)	2,918,074
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
3,380,018	Series 2016-C02, Class 1B, 16.716% (SOFR30A + 12.364)% due 9/25/28@(a)	3,725,542
1,506,701	Series 2016-C03, Class 2M2, 10.366% (SOFR30A + 6.014)% due 10/25/28@(a)	1,563,592
1,255,852	Series 2016-C04, Class 1B, 14.716% (SOFR30A + 10.364)% due 1/25/29@(a)	1,387,437
4,624,982	Series 2016-C06, Class 1B, 13.716% (SOFR30A + 9.364)% due 4/25/29@(a)	5,141,009
2,151,200	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 6.078% (1-Month TSFR + 1.764)% due 8/19/34(a)	2,294,522
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 9.716% (SOFR30A + 5.364)% due 1/25/50(a)(b)	6,090,440
3,780,000	Series 2020-DNA5, Class B2, 15.852% (SOFR30A + 11.500)% due 10/25/50(a)(b)	5,279,814
1,500,000	Series 2020-DNA6, Class B2, 10.002% (SOFR30A + 5.650)% due 12/25/50(a)(b)	1,728,235
1,280,000	Series 2020-HQA3, Class B2, 14.466% (SOFR30A + 10.114)% due 7/25/50(a)(b)	1,736,301
1,260,000	Series 2020-HQA4, Class B2, 13.866% (SOFR30A + 9.514)% due 9/25/50(a)(b)	1,678,193
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA2, Class B2, 14.966% (SOFR30A + 10.614)% due 3/25/49(a)(b)	6,032,685
4,870,000	Series 2019-DNA3, Class B2, 12.616% (SOFR30A + 8.264)% due 7/25/49(a)(b)	5,594,893
4,588,000	Series 2019-DNA4, Class B2, 10.716% (SOFR30A + 6.364)% due 10/25/49(a)(b)	5,163,514
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
Mortgage Securities – (continued)
$5,800,000	Series 2019-FTR1, Class B2, 12.816% (SOFR30A + 8.464)% due 1/25/48(a)(b)	$7,011,736
4,030,000	Series 2019-HQA1, Class B2, 16.716% (SOFR30A + 12.364)% due 2/25/49(a)(b)	4,997,200
3,100,000	Series 2019-HRP1, Class B1, 8.516% (SOFR30A + 4.164)% due 2/25/49(a)(b)	3,409,636
5,000,000	Series 2019-HRP1, Class B2, 13.966% (SOFR30A + 9.614)% due 2/25/49(a)(b)	5,864,257
	Freddie Mac Structured Agency Credit Risk Debt Notes:
4,532,395	Series 2015-DNA2, Class B, 12.016% (SOFR30A + 7.664)% due 12/25/27(a)	4,594,158
1,905,075	Series 2016-DNA1, Class B, 14.466% (SOFR30A + 10.114)% due 7/25/28(a)	2,038,015
1,058,262	Series 2016-DNA4, Class B, 13.066% (SOFR30A + 8.714)% due 3/25/29@(a)	1,162,681
4,290,000	Series 2017-HQA3, Class B1, 8.916% (SOFR30A + 4.564)% due 4/25/30@(a)	4,644,417
2,448,030	HomeBanc Mortgage Trust, Series 2005-4, Class M3, 5.244% (1-Month TSFR + 0.924)% due 10/25/35(a)	2,309,496
2,919,806	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 4.854% (1-Month TSFR + 0.534)% due 11/25/36(a)	2,737,747
5,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% due 11/15/48	4,857,120
	STACR Trust:
3,682,328	Series 2018-HRP1, Class B1, 8.216% (SOFR30A + 3.864)% due 4/25/43(a)(b)	3,792,581
4,695,862	Series 2018-HRP1, Class B2, 16.216% (SOFR30A + 11.864)% due 5/25/43(a)(b)	5,693,863
	Wells Fargo Commercial Mortgage Trust:
818,054	Series 2015-C27, Class AS, 3.836% due 2/15/48	815,456
12,500,000	Series 2015-C28, Class AS, 3.872% due 5/15/48(a)	12,450,290
570,000	Series 2015-NXS4, Class AS, 3.973% due 12/15/48	563,342
	Total Mortgage Securities	140,577,882
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $132,261,616)	140,577,882
ASSET-BACKED SECURITIES – 17.6%
Automobile ABS – 6.5%
5,000,000	BMW Vehicle Owner Trust, Series 2025-A, Class A2A, 4.430% due 10/25/27	5,001,842
3,320,000	Carmax Auto Owner Trust, Series 2025-1, Class A2A, 4.630% due 3/15/28	3,326,750
2,841,696	CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.300% due 3/15/27	2,849,595
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Automobile ABS – (continued)
$2,630,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.580% due 4/17/28	$2,659,258
	GM Financial Consumer Automobile Receivables Trust:
4,345,343	Series 2023-1, Class A3, 4.660% due 2/16/28	4,351,488
2,890,000	Series 2025-1, Class A2A, 4.440% due 1/18/28	2,891,693
4,537,500	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.480% due 4/17/28	4,577,332
	Santander Drive Auto Receivables Trust:
3,234,361	Series 2022-2, Class B, 3.440% due 9/15/27	3,225,752
1,574,506	Series 2024-2, Class A2, 5.800% due 9/15/27	1,579,090
5,410,000	Toyota Auto Receivables Owner Trust, Series 2022-A, Class A4, 1.540% due 5/17/27	5,293,724
2,380,000	World Omni Auto Receivables Trust, Series 2025-A, Class A2A, 4.490% due 4/17/28	2,383,856
	Total Automobile ABS	38,140,380
Home Equity ABS – 5.6%
919,883	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 5.214% (1-Month TSFR + 0.894)% due 10/25/35(a)	910,674
3,405,265	ABFC Trust, Series 2003-OPT1, Class A3, 5.114% (1-Month TSFR + 0.794)% due 4/25/33(a)	3,272,772
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 4.704% (1-Month TSFR + 0.384)% due 9/25/36(a)	2,289,804
739,580	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 4.016% (1-Month TSFR + 0.394)% due 12/25/36(a)	725,000
1,628,402	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 4.584% (1-Month TSFR + 0.264)% due 8/25/36(a)	1,573,443
1,661,287	CHEC Loan Trust, Series 2004-1, Class A3, 5.434% (1-Month TSFR + 1.114)% due 7/25/34(a)(b)	1,616,035
1,276,186	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.534% (1-Month TSFR + 1.214)% due 5/25/37(a)(b)	1,240,031
2,313,704	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 5.551% (1-Month TSFR + 1.239)% due 9/25/33(a)	2,289,298
3,618,024	Fremont Home Loan Trust, Series 2003-A, Class M1, 5.409% (1-Month TSFR + 1.089)% due 8/25/33(a)	3,818,044
76,927	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 4.674% (1-Month TSFR + 0.354)% due 5/25/37(a)	76,805
1,562,399	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 5.214% (1-Month TSFR + 0.894)% due 2/25/34(a)	1,667,911
	Merrill Lynch Mortgage Investors Trust:
133,697	Series 2005-FM1, Class M1, 5.154% (1-Month TSFR + 0.834)% due 5/25/36(a)	132,878
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
Home Equity ABS – (continued)
$1,182,530	Series 2006-OPT1, Class A2C, 4.734% (1-Month TSFR + 0.414)% due 8/25/37(a)	$1,116,868
378,884	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 4.754% (1-Month TSFR + 0.434)% due 5/25/36(a)	376,936
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 5.754% (1-Month TSFR + 1.434)% due 1/25/36(a)	3,414,814
208,179	Series 2005-WCW2, Class M2, 5.229% (1-Month TSFR + 0.909)% due 7/25/35(a)	207,571
2,561,843	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 5.139% (1-Month TSFR + 0.819)% due 3/25/34(a)	2,612,940
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 7.059% (1-Month TSFR + 2.739)% due 11/25/35(a)	2,528,391
203,711	Series 2006-BC6, Class A4, 4.604% (1-Month TSFR + 0.284)% due 1/25/37(a)	202,401
277,528	Series 2006-GEL1, Class M2, 5.634% (1-Month TSFR + 1.314)% due 11/25/35(a)(b)	276,320
538,004	Series 2007-BC3, Class 2A3, 4.614% (1-Month TSFR + 0.294)% due 5/25/47(a)	521,378
2,465,000	Terwin Mortgage Trust, Series 2006-7, Class 1A2C, 4.974% (1-Month TSFR + 0.654)% due 7/25/37(a)(b)	2,165,123
	Total Home Equity ABS	33,035,437
Other ABS – 4.8%
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 5.714% (3-Month TSFR + 1.412)% due 4/15/34(a)(b)	5,005,130
13,505,000	Barings CLO Ltd., Series 2021-1A, Class B, 5.962% (3-Month TSFR + 1.662)% due 4/25/34(a)(b)	13,522,151
4,300,000	Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class B, 6.255% (3-Month TSFR + 1.962)% due 10/20/34(a)(b)	4,311,144
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 10.370% (3-Month TSFR + 6.012)% due 6/15/31(a)(b)	310,297
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 11.154% (3-Month TSFR + 6.852)% due 10/15/29(a)(b)	635,526
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 5.805% (3-Month TSFR + 1.512)% due 1/20/31(a)(b)	1,295,370
2,850,000	Wellfleet CLO Ltd., Series 2019-1A, Class A2R, 6.355% (3-Month TSFR + 2.062)% due 7/20/32(a)(b)	2,857,269
	Total Other ABS	27,936,887
WL Collateral CMO – 0.7%
2,015,993	Ramp Trust, Series 2004-RS8, Class MII2, 5.814% (1-Month TSFR + 1.264)% due 8/25/34(a)	2,011,299
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
WL Collateral CMO – (continued)
$2,188,281	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 5.199% (1-Month TSFR + 0.879)% due 2/25/35(a)	$2,230,907
	Total WL Collateral CMO	4,242,206
	TOTAL ASSET-BACKED SECURITIES (Cost – $102,886,274)	103,354,910
CORPORATE BONDS & NOTES – 9.8%
Consumer Cyclical – 0.7%
2,116,000	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 5.125% due 1/15/42	1,543,414
2,388,000	Six Flags Entertainment Corp., Senior Secured Notes, 7.000% due 7/1/25(b)	2,389,705
	Total Consumer Cyclical	3,933,119
Financial – 3.2%
8,018,000	Genworth Holdings Inc., Company Guaranteed Notes, 6.587% (3-Month TSFR + 2.264)% due 11/15/36(a)	6,650,930
2,678,000	Huntington Capital Trust II, Limited Guaranteed Notes, 5.245% (3-Month TSFR + 0.887)% due 6/15/28(a)	2,544,558
2,678,000	Huntington Capital Trust I, Limited Guaranteed Notes, 5.252% (3-Month TSFR + 0.962)% due 2/1/27(a)	2,628,618
6,512,000	Service Properties Trust, Senior Secured Notes, 8.625% due 11/15/31(b)	6,975,257
	Total Financial	18,799,363
Industrial – 1.5%
8,665,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)(c)	8,848,949
Technology – 0.8%
1,153,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(b)	1,258,671
4,139,000	Porch Group Inc., Senior Unsecured Notes, 0.750% due 9/15/26(b)	3,520,634
	Total Technology	4,779,305
Utilities – 3.6%
6,965,420	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920)%(a)(b)(d)	7,769,179
13,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740)%(a)(b)(c)(d)	13,370,449
	Total Utilities	21,139,628
	TOTAL CORPORATE BONDS & NOTES (Cost – $55,279,453)	57,500,364
SENIOR LOANS(a) – 2.3%
United States – 2.3%
4,560,000	Crown Finance US Inc., 9.559% (1-Month USD-SOFR + 0.525)% due 12/2/31	4,544,040
3,997,910	Crown Subsea Communications Holding Inc., 8.309% (1-Month USD-SOFR + 0.400)% due 1/30/31	4,014,142
751,992	NCR Atleos Corp., 8.053% (3-Month USD-SOFR + 0.375)% due 4/16/29	752,616
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) – (continued)
United States – (continued)
$3,985,880	Recess Holdings Inc., 8.047% (3-Month USD-SOFR + 0.375)% due 2/20/30	$4,005,809
	Total United States	13,316,607
	TOTAL SENIOR LOANS (Cost – $13,300,139)	13,316,607
Shares/Units
COMMON STOCKS – 20.1%
CONSUMER CYCLICAL – 2.9%
Entertainment – 1.9%
47,118	Caesars Entertainment Inc.*	1,565,260
197,667	Golden Entertainment Inc.	6,145,467
161,554	Penn Entertainment Inc.*	3,475,027
	Total Entertainment	11,185,754
Leisure Time – 0.6%
320,268	Lucky Strike Entertainment Corp.(e)	3,420,462
Textiles – 0.4%
12,075	UniFirst Corp.	2,595,159
	TOTAL CONSUMER CYCLICAL	17,201,375
CONSUMER NON-CYCLICAL – 7.0%
Biotechnology – 3.9%
37,200	Apogee Therapeutics Inc.*	1,169,568
207,221	Crinetics Pharmaceuticals Inc.*	7,414,367
204,085	Septerna Inc.*(e)	1,320,430
228,407	Viridian Therapeutics Inc.*	3,547,161
249,562	Xenon Pharmaceuticals Inc.*	9,238,785
	Total Biotechnology	22,690,311
Commercial Services – 2.1%
72,946	GXO Logistics Inc.*	2,875,532
178,078	Vestis Corp.	2,110,224
227,395	WillScot Holdings Corp.*	7,492,665
	Total Commercial Services	12,478,421
Food – 0.9%
249,868	Albertsons Cos., Inc., Class A Shares	5,257,223
Healthcare-Products – 0.1%
17,331	Beta Bionics Inc.*(e)	363,431
	TOTAL CONSUMER NON-CYCLICAL	40,789,386
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – 5.6%
SPACs – 5.6%
406,488	Archimedes Tech SPAC Partners II Co.*(f)	$4,089,269
299,624	Ares Acquisition Corp. II*	3,316,838
667,287	Bold Eagle Acquisition Corp., Class A Shares*	6,692,889
27,458	Churchill Capital Corp. IX*(f)	289,133
482,000	Dynamix Corp.*	4,754,930
611,174	K&F Growth Acquisition Corp. II*	6,123,963
265,063	NewHold Investment Corp. III*	2,655,931
500,465	Oaktree Acquisition Corp. III Life Sciences, Class A Shares*	5,024,669
	Total SPACs	32,947,622
	TOTAL DIVERSIFIED	32,947,622
FINANCIAL – 3.5%
Banks – 1.5%
881,180	Blue Foundry Bancorp*(c)	8,750,117
Investment Companies – 2.0%
600,191	Cannae Holdings Inc.	12,027,828
	TOTAL FINANCIAL	20,777,945
INDUSTRIAL – 1.1%
Metal Fabricate/Hardware – 1.1%
658,377	Hillman Solutions Corp.*(c)	6,425,759
TECHNOLOGY – 0.0%
Software – 0.0%
15,831	QXO Inc.*(f)	201,687
	TOTAL COMMON STOCKS (Cost – $113,856,748)	118,343,774
OPEN-END FUND – 10.8%
5,548,671	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares (Cost – $63,212,212)	63,532,283
PREFERRED STOCK – 1.3%
CONSUMER CYCLICAL – 1.3%
Distribution/Wholesale – 1.3%
292,290	WESCO International Inc., 10.625% (5-Year CMT Index + 10.325)%(a)(d) (Cost – $7,856,063)	7,561,542
WARRANTS – 0.1%
DIVERSIFIED – 0.1%
SPACs – 0.1%
149,812	Ares Acquisition Corp. II*(f)	17,978
468,723	Bridger Aerospace Group Holdings Inc.*(f)	37,498
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
556,875	Calidi Biotherapeutics Inc.*(f)	$3,508
6,864	Churchill Capital Corp. IX*(f)	3,844
241,000	Dynamix Corp.*(f)	71,336
146,171	Haymaker Acquisition Corp. 4*(f)	26,311
131,807	Inspirato Inc.*(f)	1,476
100,093	Oaktree Acquisition Corp. III Life Sciences*(f)	68,063
358,816	Pagaya Technologies Ltd.*(f)	53,320
88,320	Revolution Medicines Inc.*(f)	7,596
77,310	SomaLogic Inc.*(e)(f)	7,808
	Total SPACs	298,738
	TOTAL DIVERSIFIED	298,738
	TOTAL WARRANTS (Cost – $2,507,036)	298,738
RIGHT – 0.0%
667,287	Bold Eagle Acquisition Corp.*(f) (Cost – $146,973)	166,822
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $491,306,514)	504,652,922
Face Amount
SHORT-TERM INVESTMENTS – 12.3%
TIME DEPOSITS – 12.3%
$44,945,728	Citibank – New York, 3.680% due 3/3/25	44,945,728
542	Royal Bank of Canada – Toronto, 3.680% due 3/3/25	542
7	Skandinaviska Enskilda Banken AB – Stockholm, 3.680% due 3/3/25	7
27,455,977	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 3/3/25	27,455,977
	TOTAL TIME DEPOSITS (Cost – $72,402,254)	72,402,254
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.7%
MONEY MARKET FUND – 0.7%
4,402,543	Federated Government Obligations Fund, Premier Class, 4.230%(g) (Cost – $4,402,543)	4,402,543
	TOTAL INVESTMENTS – 98.9% (Cost – $568,111,311)	581,457,719
	Other Assets in Excess of Liabilities – 1.1%	6,381,244
	TOTAL NET ASSETS – 100.0%	$587,838,963
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2025.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $150,506,518 and represents 25.60% of net assets.

(c)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
All or a portion of this security is on loan (See Note 5).

(f)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2025, amounts to $5,045,649 and represents 0.86% of net assets.

(g)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C02, Class 1B, 16.716% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	$537,977	$3,725,542	0.63%
Series 2016-C03, Class 2M2, 10.366% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	1,563,592	0.27%
Series 2016-C04, Class 1B, 14.716% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,387,437	0.24%
Series 2016-C06, Class 1B, 13.716% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	5,141,009	0.87%
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA4, Class B, 13.066% (SOFR30A + 8.714%) due 3/25/29	3/11/2022	1,105,244	1,162,681	0.20%
Series 2017-HQA3, Class B1, 8.916% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,644,417	0.79%
			$17,624,678	3.00%
Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

LLC
 —    Limited Liability Company

REMIC
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

SPACs
 —    Special Purpose Acquisition Companies

TSFR
 —    CME Term SOFR Reference Rate

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	24.1%
Common Stocks	20.3
Asset-Backed Securities	17.8
Open-End Fund	10.9
Corporate Bonds & Notes	9.9
Senior Loans	2.3
Preferred Stock	1.3
Warrants	0.1
Right	0.0*
Short-Term Investments	12.5
Money Market Fund	0.8
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.005%.

OTC Total Return Swaps
Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	$13,727,660	5/3/2025	GSC	3-month	USD-Federal Funds-H.15	GSUCDHY1 Basket*	$(44,672)
USD	2,162,594	5/13/2025	MSCS	1-Month	USD-Federal Funds-H.15	KRE U.S. Equity	14,733
USD	5,514,624	2/25/2026	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED3 Basket**	78,471
USD	2,546,798	2/11/2026	GSC	1-Month	USD-Federal Funds-H.15	GSCBDNYB Basket***	102,460
							$150,992

*
GSUCDHY1 Basket consists of a portfolio of:

Security	Shares	Value as of February 28, 2025	% of the Basket
Absury Automotive Group Inc.	463,218	$1,490	4%
Ardagh Metal Packaging Finance USA LLC	463,218	1,490	4%
Aramark Services Inc.	463,218	1,489	4%
Ball Corporation	463,218	1,489	4%
Bath & BodyWorks Inc.	463,218	1,489	4%
1011778 B.C. Unlimited Liability Company	463,218	1,489	4%
Builders FirstSource Inc.	463,218	1,489	4%
Standard Building Solutions Inc.	463,218	1,489	4%
Mauser Packaging Solutions Holding Company	463,218	1,489	4%
Carnival Corp.	463,218	1,489	4%
Emerald Debt Merger Sub LLC	463,218	1,489	3%
Fertitta Entertainment LLC	463,218	1,489	3%
GFL Environment Inc.	463,218	1,489	3%
Chart Industries Inc.	463,218	1,489	3%
Hilton Domestic Operating Company Inc.	463,218	1,489	3%
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of February 28, 2025	% of the Basket
Imola Merger Corp.	463,218	$1,489	3%
Las Vegas Sands Corp.	463,218	1,489	3%
MGM Resorts International	463,218	1,489	3%
NCL Corporation Ltd.	463,218	1,489	3%
PetSmart LLC	463,218	1,489	3%
Transocean Inc.	463,218	1,489	3%
Rolls-Royce PLC	463,218	1,489	3%
Spirit Aerosystems, Inc.	463,218	1,489	3%
Sensata Technologies BV	463,218	1,489	3%
Transdigm Inc.	463,218	1,489	3%
Viking Cruises Ltd.	463,218	1,489	3%
Wesco Distribution Inc.	463,218	1,489	3%
Weatherford International Ltd.	463,218	1,489	3%
Wynn LasVegas, LLC	463,218	1,489	3%
Yum! Brands, Inc.	463,218	1,489	3%
			100%

**
GSCNNED3 Basket consists of a portfolio of:

Alight Inc.	45%
Dun & Bradstreet Holdings Inc.	30%
Dayforce Inc.	16%
Paysafe Ltd.	9%
100%

***
GSCBDNYB Basket consists of a portfolio of:

Valley National Bancorp	45%
Dime Community Bancshares Inc.	16%
Metropolitan Bank Holding Corp.	13%
Amalgamated Financial Corp.	8%
Northfield Bancorp Inc.	5%
First of Long Island Corp.	4%
Flushing Financial Corp.	4%
Peapack-Gladstone Financial Corp.	4%
Bankwell Financial Group Inc.	1%
100%
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Multi Strategy Alternatives Fund (concluded)

At February 28, 2025, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counter party	Implied Credit Spread at 2/28/25(3)	Notional Amounts	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	0.626%	USD 20,000,000	$944,360	$651,500	$292,860
CDX.NA.HY.37	5.000%	12/20/26	3-Month	MSCS	0.658%	USD 15,000,000	1,289,611	1,228,500	61,111
CDX.NA.HY.41	5.000%	12/20/28	3-Month	MSCS	1.049%	USD 30,000,000	4,495,453	1,366,800	3,128,653
CDX.NA.IG.43	1.000%	12/20/29	3-Month	GSC	6.054%	USD 60,000,000	(2,513,520)	(3,560,000)	1,046,480
CDX.NA.IG.43	1.000%	12/20/29	3-Month	GSC	2.018%	USD 20,000,000	(837,840)	(1,176,000)	338,160
CDX.NA.HY.39	5.000%	12/20/27	3-Month	GSC	1.739%	USD 20,000,000	1,924,833	1,725,000	199,833
							$5,302,897	$235,800	$5,067,097

(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC
 —    Goldman Sachs & Co.

MSCS
 —    Morgan Stanley Capital Services LLC

Face Amount	Security	Value
SECURITIES SOLD SHORT – 0.3%
CORPORATE BOND & NOTE – 0.2%
Financial – 0.2%
$1,186,000	Service Properties Trust, Senior Unsecured Notes, 4.750% due 10/1/26 (Proceeds – $1,100,367)	$1,157,437
Shares/Units
COMMON STOCK – 0.1%
CONSUMER CYCLICAL – 0.1%
Retail – 0.1%
35,126	Macy’s Inc. (Proceeds – $650,384)	504,058
	TOTAL SECURITIES SOLD SHORT – 0.3% (Proceeds – $1,750,751)	$1,661,495
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS – 99.0%
BASIC MATERIALS – 1.4%
Chemicals – 1.1%
2,001	Huntsman Corp.	$33,877
1,139	Linde PLC	531,970
2,192	LyondellBasell Industries NV, Class A Shares	168,411
2,160	Nutrien Ltd.	113,098
338	Olin Corp.	8,582
1,472	RPM International Inc.	182,366
	Total Chemicals	1,038,304
Iron/Steel – 0.0%
401	Vale SA, Class B Shares, ADR	3,781
Mining – 0.3%
1,743	Barrick Gold Corp.	30,938
5,871	Freeport-McMoRan Inc.	216,699
651	Rio Tinto PLC, ADR	39,424
406	Southern Copper Corp.	36,106
	Total Mining	323,167
	TOTAL BASIC MATERIALS	1,365,252
COMMUNICATIONS – 15.4%
Internet – 13.3%
801	Alphabet Inc., Class A Shares(a)	136,394
23,660	Alphabet Inc., Class C Shares(a)	4,074,725
18,181	Amazon.com Inc.*(a)	3,859,463
104	Booking Holdings Inc.	521,665
22	MercadoLibre Inc.*	46,681
4,302	Meta Platforms Inc., Class A Shares(a)	2,874,596
967	Netflix Inc.*(a)	948,202
1,111	Roku Inc., Class A Shares*	92,780
779	Shopify Inc., Class A Shares*	87,248
4,832	Uber Technologies Inc.*	367,280
	Total Internet	13,009,034
Media – 0.7%
273	FactSet Research Systems Inc.	126,055
3,303	New York Times Co., Class A Shares	158,841
3,548	Walt Disney Co.(a)	403,763
	Total Media	688,659
Telecommunications – 1.4%
868	Ciena Corp.*	69,067
9,325	Cisco Systems Inc.(a)	597,826
13,618	Telefonaktiebolaget LM Ericsson, ADR	112,212
13,605	Verizon Communications Inc.(a)	586,375
	Total Telecommunications	1,365,480
	TOTAL COMMUNICATIONS	15,063,173
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 8.4%
Airlines – 0.3%
4,966	Delta Air Lines Inc.	$298,556
Apparel – 0.2%
2,474	Skechers USA Inc., Class A Shares*	150,889
Auto Manufacturers – 1.6%
5,459	Tesla Inc.*(a)	1,599,378
Auto Parts & Equipment – 0.1%
246	Autoliv Inc.	23,948
974	Gentex Corp.	23,688
2,785	Goodyear Tire & Rubber Co.*	26,318
416	Magna International Inc.	15,155
	Total Auto Parts & Equipment	89,109
Distribution/Wholesale – 0.3%
307	WW Grainger Inc.	313,511
Entertainment – 0.0%
444	DraftKings Inc., Class A Shares*	19,474
198	Light & Wonder Inc.*	22,073
	Total Entertainment	41,547
Food Service – 0.0%
1,163	Aramark	43,089
Home Builders – 0.2%
1,604	Toll Brothers Inc.	179,071
Leisure Time – 0.1%
1,057	Brunswick Corp.	64,318
1,589	Harley-Davidson Inc.	40,933
223	Planet Fitness Inc., Class A Shares*	20,639
	Total Leisure Time	125,890
Lodging – 0.1%
1,943	Las Vegas Sands Corp.	86,872
Retail – 5.5%
80	Burlington Stores Inc.*	19,946
1,233	Costco Wholesale Corp.	1,292,936
192	Dick’s Sporting Goods Inc.	43,219
2,621	Home Depot Inc.(a)	1,039,489
1,802	Lowe’s Cos., Inc.	448,049
2,102	McDonald’s Corp.	648,110
831	Restaurant Brands International Inc.	54,223
4,005	TJX Cos., Inc.	499,664
11,892	Walmart Inc.(a)	1,172,670
482	Williams-Sonoma Inc.	93,787
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
485	Yum China Holdings Inc.	$23,964
	Total Retail	5,336,057
	TOTAL CONSUMER CYCLICAL	8,263,969
CONSUMER NON-CYCLICAL – 15.2%
Agriculture – 1.1%
2,467	British American Tobacco PLC, ADR	96,040
5,957	Philip Morris International Inc.	925,003
	Total Agriculture	1,021,043
Beverages – 1.4%
1,074	Constellation Brands Inc., Class A Shares	188,487
6,980	Keurig Dr Pepper Inc.	233,970
2,726	Molson Coors Beverage Co., Class B Shares	167,077
3,491	Monster Beverage Corp.*	190,783
3,571	PepsiCo Inc.	548,041
	Total Beverages	1,328,358
Biotechnology – 0.9%
185	Alnylam Pharmaceuticals Inc.*	45,649
1,564	Amgen Inc.	481,806
563	Biogen Inc.*	79,102
331	BioMarin Pharmaceutical Inc.*	23,554
326	Regeneron Pharmaceuticals Inc.	227,789
182	United Therapeutics Corp.*	58,249
	Total Biotechnology	916,149
Commercial Services – 1.4%
1,769	Automatic Data Processing Inc.	557,553
1,470	Block Inc., Class A Shares*	95,991
509	Booz Allen Hamilton Holding Corp., Class A Shares	53,985
99	Herc Holdings Inc.	14,205
1,095	S&P Global Inc.	584,445
310	TransUnion	28,653
581	Vestis Corp.	6,885
	Total Commercial Services	1,341,717
Cosmetics/Personal Care – 0.1%
1,243	Estee Lauder Cos., Inc., Class A Shares	89,384
232	Perrigo Co. PLC	6,728
	Total Cosmetics/Personal Care	96,112
Food – 0.6%
3,024	Campbell’s Co.	121,142
713	JM Smucker Co.	78,808
2,996	Kellanova	248,368
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
1,696	US Foods Holding Corp.*	$121,569
	Total Food	569,887
Healthcare-Products – 2.8%
3,189	Abbott Laboratories	440,114
1,138	Alcon AG	105,265
1,871	Danaher Corp.	388,719
2,217	Enovis Corp.*	85,687
157	Exact Sciences Corp.*	7,443
1,694	GE HealthCare Technologies Inc.	147,971
1,244	Intuitive Surgical Inc.*	712,999
542	Solventum Corp.*	43,224
949	Thermo Fisher Scientific Inc.	501,983
538	Waters Corp.*	203,009
1,278	Zimmer Biomet Holdings Inc.	133,321
	Total Healthcare-Products	2,769,735
Healthcare-Services – 1.8%
1,135	Cigna Group	350,545
827	Elevance Health Inc.	328,220
85	ICON PLC, ADR*	16,151
374	Molina Healthcare Inc.*	112,619
2,070	UnitedHealth Group Inc.(a)	983,167
	Total Healthcare-Services	1,790,702
Household Products/Wares – 0.7%
1,211	Clorox Co.	189,388
3,421	Kimberly-Clark Corp.	485,816
663	Spectrum Brands Holdings Inc.	51,343
	Total Household Products/Wares	726,547
Pharmaceuticals – 4.4%
3,952	AbbVie Inc.	826,087
1,291	AstraZeneca PLC, ADR	98,387
868	Becton Dickinson & Co.	195,760
808	DexCom Inc.*	71,403
1,777	Eli Lilly & Co.	1,635,960
238	Jazz Pharmaceuticals PLC*	34,160
5,199	Johnson & Johnson(a)	857,939
6,076	Merck & Co., Inc.	560,511
183	Novartis AG, ADR	19,956
2,538	Teva Pharmaceutical Industries Ltd., ADR*	41,775
	Total Pharmaceuticals	4,341,938
	TOTAL CONSUMER NON-CYCLICAL	14,902,188
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – 3.2%
Oil & Gas – 2.6%
3,338	Canadian Natural Resources Ltd.	$94,365
1,579	Cenovus Energy Inc.	21,854
4,381	Chevron Corp.	694,914
10,298	Exxon Mobil Corp.(a)	1,146,476
227	HF Sinclair Corp.	8,006
3,501	Occidental Petroleum Corp.	170,989
1,205	Ovintiv Inc.	52,369
1,598	Phillips 66	207,245
629	Range Resources Corp.	23,349
2,703	Suncor Energy Inc.	103,471
	Total Oil & Gas	2,523,038
Oil & Gas Services – 0.3%
1,770	NOV Inc.	26,409
5,640	Schlumberger NV	234,962
	Total Oil & Gas Services	261,371
Pipelines – 0.3%
451	Enbridge Inc.	19,271
51	South Bow Corp.	1,358
1,562	Targa Resources Corp.	315,087
257	TC Energy Corp.	11,498
	Total Pipelines	347,214
	TOTAL ENERGY	3,131,623
FINANCIAL – 17.6%
Banks – 5.0%
2,682	Banco Bradesco SA, ADR	5,230
15,317	Bank of America Corp.(a)	706,114
60	Bank of Montreal	6,169
255	Cullen/Frost Bankers Inc.	34,943
1,227	East West Bancorp Inc.	115,866
2,100	First Horizon Corp.	45,234
1,246	Goldman Sachs Group Inc.	775,373
554	ICICI Bank Ltd., ADR	15,445
4,360	Itau Unibanco Holding SA, ADR	23,936
6,735	JPMorgan Chase & Co.(a)	1,782,418
872	M&T Bank Corp.	167,180
3,567	Morgan Stanley	474,803
9,852	Wells Fargo & Co.	771,609
	Total Banks	4,924,320
Diversified Financial Services – 4.9%
2,097	American Express Co.	631,113
940	Ameriprise Financial Inc.	505,062
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
4,333	Brookfield Asset Management Ltd., Class A Shares	$245,161
28	Credit Acceptance Corp.*	13,787
684	Evercore Inc., Class A Shares	165,391
1,682	Jefferies Financial Group Inc.	111,348
2,305	Mastercard Inc., Class A Shares(a)	1,328,394
2,501	Nasdaq Inc.	207,033
4,380	Visa Inc., Class A Shares(a)	1,588,670
249	Voya Financial Inc.	17,993
	Total Diversified Financial Services	4,813,952
Equity Real Estate Investment Trusts (REITs) – 2.3%
2,139	American Homes 4 Rent, Class A Shares	79,164
4,452	CubeSmart	183,779
4,397	Equity Residential	326,125
9,999	Realty Income Corp.	570,243
1,042	SBA Communications Corp., Class A Shares	227,052
19,514	VICI Properties Inc., Class A Shares	634,010
2,986	WP Carey Inc.	191,731
	Total Equity Real Estate Investment Trusts (REITs)	2,212,104
Insurance – 4.9%
3,161	Aflac Inc.	346,035
955	Aon PLC, Class A Shares	390,710
1,800	Arthur J Gallagher & Co.	607,932
4,435	Berkshire Hathaway Inc., Class B Shares*	2,278,836
2,817	Brown & Brown Inc.	333,927
2,124	Fidelity National Financial Inc.	137,062
5,545	Manulife Financial Corp.	172,782
104	Markel Group Inc.*	201,078
187	RenaissanceRe Holdings Ltd.	44,435
1,618	Unum Group	133,145
2,545	WR Berkley Corp.	160,538
	Total Insurance	4,806,480
Private Equity – 0.3%
4,187	Brookfield Corp.	242,595
Real Estate – 0.2%
665	Jones Lang LaSalle Inc.*	180,807
	TOTAL FINANCIAL	17,180,258
INDUSTRIAL – 6.9%
Aerospace/Defense – 1.5%
1,529	Boeing Co.*	267,009
1,276	General Dynamics Corp.	322,318
3,238	General Electric Co.	670,201
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Aerospace/Defense – (continued)
893	HEICO Corp.	$236,359
	Total Aerospace/Defense	1,495,887
Building Materials – 0.3%
315	Lennox International Inc.	189,331
1,075	Louisiana-Pacific Corp.	107,145
	Total Building Materials	296,476
Electrical Components & Equipment – 0.4%
359	Acuity Brands Inc.	106,670
1,651	AMETEK Inc.	312,534
	Total Electrical Components & Equipment	419,204
Electronics – 0.5%
7,600	Amphenol Corp., Class A Shares	506,160
Engineering & Construction – 0.1%
694	AECOM	69,435
Environmental Control – 0.5%
1,466	Republic Services Inc., Class A Shares	347,471
806	Waste Connections Inc.	152,947
	Total Environmental Control	500,418
Hand/Machine Tools – 0.2%
1,037	Lincoln Electric Holdings Inc.	214,337
Machinery-Construction & Mining – 1.0%
1,347	BWX Technologies Inc.	140,047
1,605	Caterpillar Inc.	552,040
777	GE Vernova Inc.	260,435
	Total Machinery-Construction & Mining	952,522
Machinery-Diversified – 1.3%
2,427	Cognex Corp.	79,606
911	Deere & Co.	438,000
1,956	Graco Inc.	170,309
710	IDEX Corp.	137,974
564	Rockwell Automation Inc.	161,953
1,686	Xylem Inc.	220,680
	Total Machinery-Diversified	1,208,522
Miscellaneous Manufacturers – 0.6%
2,170	3M Co.	336,610
330	Carlisle Cos., Inc.	112,451
1,974	Textron Inc.	147,517
	Total Miscellaneous Manufacturers	596,578
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Packaging & Containers – 0.3%
617	Crown Holdings Inc.	$55,302
906	Packaging Corp. of America	193,059
1,417	Sonoco Products Co.	67,761
	Total Packaging & Containers	316,122
Transportation – 0.2%
569	Canadian National Railway Co.	57,674
1,121	Canadian Pacific Kansas City Ltd.	87,348
283	XPO Inc.*	34,798
	Total Transportation	179,820
	TOTAL INDUSTRIAL	6,755,481
TECHNOLOGY – 28.4%
Computers – 8.6%
1,236	Accenture PLC, Class A Shares	430,746
29,176	Apple Inc.(a)	7,055,924
484	Check Point Software Technologies Ltd.*	106,606
794	Dell Technologies Inc., Class C Shares	81,591
2,662	International Business Machines Corp.	671,995
1,289	Super Micro Computer Inc.*	53,442
	Total Computers	8,400,304
Semiconductors – 10.7%
3,635	Advanced Micro Devices Inc.*	362,991
2,132	Applied Materials Inc.	337,005
85	ASML Holding NV, Class NY Registered Shares, ADR	60,272
9,604	Broadcom Inc.(a)	1,915,326
285	Cirrus Logic Inc.*	29,700
682	Entegris Inc.	69,032
10,397	Intel Corp.	246,721
4,910	Lam Research Corp.	376,793
1,117	Marvell Technology Inc.	102,563
2,601	Micron Technology Inc.	243,532
47,808	NVIDIA Corp.(a)	5,972,175
852	NXP Semiconductors NV	183,683
2,501	ON Semiconductor Corp.*	117,672
1,984	QUALCOMM Inc.	311,825
697	Silicon Laboratories Inc.*	97,789
176	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	31,773
	Total Semiconductors	10,458,852
Software – 9.1%
786	Adobe Inc.*(a)	344,708
637	Intuit Inc.	391,016
14,578	Microsoft Corp.(a)	5,787,320
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
4,076	Oracle Corp.	$676,861
4,041	Palantir Technologies Inc., Class A Shares*	343,162
2,247	Salesforce Inc.(a)	669,269
470	SAP SE, ADR	129,250
551	ServiceNow Inc.*	512,298
107	Veeva Systems Inc., Class A Shares*	23,983
546	Zoom Communications Inc., Class A Shares*	40,240
	Total Software	8,918,107
	TOTAL TECHNOLOGY	27,777,263
UTILITIES – 2.5%
Electric – 2.3%
4,555	Ameren Corp.	462,606
5,585	American Electric Power Co., Inc.	592,289
3,809	Consolidated Edison Inc.	386,690
11,604	PPL Corp.	408,577
5,435	Xcel Energy Inc.	391,863
	Total Electric	2,242,025
Water – 0.2%
5,724	Essential Utilities Inc.	217,398
	TOTAL UTILITIES	2,459,423
	TOTAL COMMON STOCKS (Cost – $64,790,082)	96,898,630
Number of Contracts	Notional Amounts
PURCHASED OPTIONS – 1.0%
Index Option – 1.0%
54	$32,154,300	S&P 500 Index Options, Put, @ $5,600.00, expires 03/31/2025, Counterparty: MSC	144,720
53	31,558,850	S&P 500 Index Options, Put, @ $5,730.00, expires 04/30/2025, Counterparty: MSC	382,660
54	32,154,300	S&P 500 Index Options, Put, @ $5,620.00, expires 05/30/2025, Counterparty: MSC	434,160
		TOTAL PURCHASED OPTIONS (Cost – $1,227,442)	961,540
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $66,017,524)	97,860,170
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENT – 1.0%
TIME DEPOSIT – 1.0%
$1,010,176	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 3/3/25 (Cost – $1,010,176)	$1,010,176
	TOTAL INVESTMENTS – 101.0% (Cost – $67,027,700)	98,870,346
	Liabilities in Excess of Other Assets – (1.0)%	(982,384)
	TOTAL NET ASSETS – 100.0%	$97,887,962

*
Non-income producing security.

(a)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

PLC
 —     Public Limited Company

REIT
 —     Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	28.1%
Financial	17.4
Communications	15.2
Consumer Non-cyclical	15.1
Consumer Cyclical	8.3
Industrial	6.8
Energy	3.2
Utilities	2.5
Basic Materials	1.4
Purchased Options	1.0
Short-Term Investments	1.0
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
54	$32,154,300	S&P 500 Index Options, Put	MSC	3/31/25	$4,725.00	$(22,680)
27	16,077,150	S&P 500 Index Options, Call	MSC	3/31/25	6,165.00	(55,215)
53	31,558,850	S&P 500 Index Options, Put	MSC	4/30/25	4,820.00	(60,685)
27	16,077,150	S&P 500 Index Options, Call	MSC	4/30/25	6,315.00	(51,975)
54	32,154,300	S&P 500 Index Options, Put	MSC	5/30/25	4,730.00	(100,440)
27	16,077,150	S&P 500 Index Options, Call	MSC	5/30/25	6,210.00	(203,310)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $749,041)				$(494,305)
Counterparty Abbreviations used in this schedule:
MSC
 —    Morgan Stanley

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS – 89.5%
Australia – 3.1%
399,692	Atlas Arteria Ltd.	$1,264,329
45,759	Charter Hall Group	487,405
49,207	Charter Hall Retail REIT	102,434
140,055	Cleanaway Waste Management Ltd.	223,128
52,312	DigiCo Infrastructure REIT*	139,094
103,862	Goodman Group	2,047,396
60,196	Ingenia Communities Group	213,412
48,721	Lendlease Corp., Ltd.	187,456
12,434	Lifestyle Communities Ltd.	62,648
130,358	Mirvac Group(a)	168,252
124,176	NEXTDC Ltd.*	1,050,013
48,792	Qube Holdings Ltd.	122,069
233,212	Scentre Group	489,288
234,062	Stockland	742,264
282,420	Transurban Group	2,318,728
221,400	Vicinity Ltd.	300,112
	Total Australia	9,918,028
Belgium – 0.6%
1,352	Elia Group SA	89,494
5,297	Montea NV	352,993
40,438	Titan America SA*	634,877
9,942	Titan Cement International SA	415,394
3,168	VGP NV	267,762
12,564	Warehouses De Pauw CVA	273,343
	Total Belgium	2,033,863
Bermuda – 0.1%
18,202	DHT Holdings Inc.	188,209
Canada – 9.2%
9,228	AltaGas Ltd.	226,084
54,526	ARC Resources Ltd.	1,006,901
1,951	Boardwalk Real Estate Investment Trust	86,012
12,882	Cameco Corp.	567,323
56,374	Canadian Natural Resources Ltd.	1,591,539
2,522	Canadian Pacific Kansas City Ltd.	196,514
37,817	Canfor Corp.*	400,660
245,436	Capstone Copper Corp.*	1,355,288
11,131	Chartwell Retirement Residences	129,238
11,582	CT Real Estate Investment Trust	116,945
14,835	Dream Industrial Real Estate Investment Trust(a)	119,545
41,451	Enbridge Inc.	1,771,201
97,928	Enbridge Inc.	4,183,234
73,909	ERO Copper Corp.*	872,432
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Canada – (continued)
5,649	GFL Environmental Inc.	$255,109
73,713	Gibson Energy Inc.	1,095,290
173,463	Hudbay Minerals Inc.	1,233,322
28,095	InterRent Real Estate Investment Trust(a)	190,090
34,544	Killam Apartment Real Estate Investment Trust	389,618
39,863	Methanex Corp.	1,755,567
53,100	Nexus Industrial REIT	263,491
27,203	Nutrien Ltd.	1,424,349
44,747	Parex Resources Inc.	436,043
24,513	Pembina Pipeline Corp.	952,770
20,696	Primaris Real Estate Investment Trust	225,847
12,321	RioCan Real Estate Investment Trust	165,109
27,135	Sienna Senior Living Inc.(a)	293,113
37,912	Suncor Energy Inc.	1,451,271
8,650	TC Energy Corp.	387,081
22,552	Teck Resources Ltd., Class B Shares	909,522
19,633	Tourmaline Oil Corp.	905,700
7,689	Waste Connections Inc.	1,459,065
8,610	West Fraser Timber Co., Ltd.	684,063
27,563	Wheaton Precious Metals Corp.	1,899,642
	Total Canada	28,998,978
China – 0.3%
493,000	China Tower Corp., Ltd, Class H Shares(b)(c)	699,512
25,100	ENN Energy Holdings Ltd.	170,017
	Total China	869,529
Denmark – 0.2%
17,304	Orsted AS*(b)	754,533
France – 1.6%
22,505	Aeroports de Paris SA	2,322,883
20,308	Engie SA	363,967
3,234	Gecina SA	304,311
60,232	Getlink SE	1,003,461
4,898	Unibail-Rodamco-Westfield	414,548
16,779	Veolia Environnement SA	504,027
	Total France	4,913,197
Germany – 1.2%
42,112	E.ON SE	537,083
27,101	Fraport AG Frankfurt Airport Services Worldwide*	1,563,767
8,899	Instone Real Estate Group SE(b)	79,313
7,340	LEG Immobilien SE	610,341
389,999	Sirius Real Estate Ltd., REIT	387,519
18,663	TAG Immobilien AG*	274,333
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
8,855	Vonovia SE	$275,241
	Total Germany	3,727,597
Greece – 0.2%
76,786	Athens International Airport SA	696,814
Hong Kong – 1.6%
662,400	China Gas Holdings Ltd.	575,951
186,500	CLP Holdings Ltd.	1,546,558
482,500	HK Electric Investments & HK Electric Investments Ltd.	335,060
131,228	Hongkong Land Holdings Ltd.	594,016
33,000	Hysan Development Co., Ltd.	56,804
145,142	Link REIT	658,485
300,000	Sino Land Co., Ltd.	300,620
83,197	Sun Hung Kai Properties Ltd.	777,536
154,410	Swire Properties Ltd.	306,287
	Total Hong Kong	5,151,317
Ireland – 0.4%
19,307	Irish Residential Properties REIT PLC	19,819
24,482	Smurfit WestRock PLC	1,274,778
	Total Ireland	1,294,597
Isle of Man – 0.1%
37,745	Lifezone Metals Ltd.*(a)	203,068
Italy – 2.2%
531,323	Enav SpA(b)	1,854,909
265,746	Enel SpA	1,950,167
30,480	Infrastrutture Wireless Italiane SpA(b)	305,944
250,275	Snam SpA	1,205,062
207,886	Terna – Rete Elettrica Nazionale	1,741,938
	Total Italy	7,058,020
Japan – 3.0%
277	Advance Residence Investment Corp.	263,987
81	Daiwa Office Investment Corp., Class A Shares	157,685
370	Daiwa Securities Living Investments Corp., Class A Shares	218,405
91	GLP J-Reit	77,526
110	Hoshino Resorts REIT Inc.	148,555
41	Hulic Reit Inc.	40,741
1,309	Invincible Investment Corp.	558,992
4,900	Japan Airport Terminal Co., Ltd.	146,314
5,800	Kamigumi Co., Ltd.	131,033
240	KDX Realty Investment Corp., Class A Shares	255,407
2,300	Kyushu Railway Co.	55,213
54,200	Mitsubishi Estate Co., Ltd.	798,313
174,900	Mitsui Fudosan Co., Ltd.	1,524,924
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
255	Nippon Accommodations Fund Inc., Class A Shares	$195,293
776	Nippon Building Fund Inc.	641,538
585	Nippon Prologis REIT Inc.	963,846
309	Nomura Real Estate Master Fund Inc.	288,220
229	Orix JREIT Inc.	259,102
676	Star Asia Investment Corp.	234,577
35,145	Sumitomo Realty & Development Co., Ltd.	1,224,956
27,600	Tokyo Metro Co., Ltd.*	324,920
9,800	Tokyo Tatemono Co., Ltd.	157,094
70,500	Tokyu Fudosan Holdings Corp.	460,604
282	United Urban Investment Corp.	278,109
	Total Japan	9,405,354
Luxembourg – 0.5%
58,952	ArcelorMittal SA	1,635,328
Mexico – 1.2%
22,358	Corp. Inmobiliaria Vesta SAB de CV, ADR	521,836
5,468	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	422,294
139,388	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	1,337,684
3,298	Grupo Aeroportuario del Pacifico SAB de CV, ADR*	626,785
3,627	Grupo Aeroportuario del Sureste SAB de CV, ADR	982,264
	Total Mexico	3,890,863
Netherlands – 0.7%
17,064	CTP NV(b)	294,154
8,571	Ferrovial SE	382,922
24,861	Koninklijke Vopak NV	1,055,649
23,134	Wereldhave NV	376,399
	Total Netherlands	2,109,124
New Zealand – 1.0%
666,439	Auckland International Airport Ltd.	3,047,098
30,230	Infratil Ltd.	184,553
	Total New Zealand	3,231,651
Norway – 0.1%
11,213	Frontline PLC(a)	179,969
Philippines – 0.1%
31,250	International Container Terminal Services Inc.	188,381
Singapore – 0.9%
139,808	Capitaland India Trust, REIT	99,356
121,900	CapitaLand Integrated Commercial Trust	178,500
79,131	City Developments Ltd.	300,271
297,223	Frasers Centrepoint Trust	450,839
607,263	Keppel DC REIT	933,778
7,600	Mapletree Industrial Trust	11,161
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Singapore – (continued)
116,300	Mapletree Logistics Trust	$106,183
137,436	Parkway Life Real Estate Investment Trust	386,045
76,000	Sembcorp Industries Ltd.	343,974
	Total Singapore	2,810,107
South Africa – 0.1%
67,553	Impala Platinum Holdings Ltd., ADR*(a)(d)	328,308
Spain – 4.4%
17,126	Aena SME SA(b)	3,828,404
88,983	Cellnex Telecom SA(b)	3,195,604
136,343	EDP Renovaveis SA	1,220,072
13,478	Endesa SA	300,008
86,371	Iberdrola SA	1,249,615
56,452	Inmobiliaria Colonial Socimi SA	335,473
62,023	Merlin Properties Socimi SA	673,015
76,918	Redeia Corp. SA	1,381,390
449,717	Sacyr SA	1,581,996
	Total Spain	13,765,577
Sweden – 0.4%
6,154	Catena AB	256,578
4,925	Cibus Nordic Real Estate AB publ	74,626
80,689	Fastighets AB Balder, Class B Shares*	576,505
14,726	Sagax AB, Class B Shares	309,488
13,265	Wihlborgs Fastigheter AB	129,681
	Total Sweden	1,346,878
Switzerland – 0.2%
1,965	Flughafen Zurich AG, Class Registered Shares	483,141
United Kingdom – 6.8%
37,654	Amcor PLC	381,059
92,499	Anglo American PLC	2,731,642
72,028	Assura PLC	37,797
19,031	Big Yellow Group PLC	222,591
31,477	BP PLC, ADR	1,042,518
132,382	British Land Co. PLC	600,716
4,569	Derwent London PLC	105,918
56,433	Endeavour Mining PLC	1,098,556
102,172	Hammerson PLC	352,384
138,874	Helios Towers PLC*	170,550
106,514	LondonMetric Property PLC	249,910
297,235	National Grid PLC	3,646,822
4,777	National Grid PLC, ADR	296,795
198,028	Pennon Group PLC	1,046,493
17,091	Rio Tinto PLC	1,033,086
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
53,559	Safestore Holdings PLC	$409,163
14,577	Segro PLC	129,216
41,003	Severn Trent PLC	1,295,401
242,233	Shaftesbury Capital PLC	376,945
76,017	Shell PLC	2,543,572
29,063	SSE PLC	560,205
162,225	Tritax Big Box REIT PLC	300,985
41,408	UNITE Group PLC	435,413
180,975	United Utilities Group PLC	2,239,528
	Total United Kingdom	21,307,265
United States – 49.3%
24,473	Acadia Realty Trust	564,347
1,899	AGCO Corp.	184,146
25,523	Agree Realty Corp.	1,883,597
40,578	Alcoa Corp.	1,349,219
1,034	Alexandria Real Estate Equities Inc.	105,737
8,728	Alliant Energy Corp.	563,218
9,802	Ameren Corp.	995,491
18,286	American Electric Power Co., Inc.	1,939,230
36,230	American Healthcare REIT Inc.	1,079,292
14,811	American Homes 4 Rent, Class A Shares	548,155
8,348	American Tower Corp.	1,716,516
9,314	Americold Realty Trust Inc.	213,570
27,347	Antero Resources Corp.*	1,003,635
5,832	Arcosa Inc.	489,188
10,746	AvalonBay Communities Inc.	2,430,530
3,350	Camden Property Trust	415,601
19,944	CareTrust REIT Inc.	515,951
3,086	Casella Waste Systems Inc., Class A Shares*	345,694
1,869	CBRE Group Inc., Class A Shares*	265,286
36,035	CenterPoint Energy Inc.	1,238,883
32,046	CF Industries Holdings Inc.	2,596,367
15,718	Cheniere Energy Inc.	3,592,506
8,401	Chord Energy Corp.	960,234
76,919	Cleveland-Cliffs Inc.*	833,802
33,236	CMS Energy Corp.	2,427,890
8,633	ConocoPhillips	855,962
1,482	Constellation Energy Corp.	371,308
9,638	COPT Defense Properties	260,515
16,857	Corteva Inc.	1,061,654
3,390	Cousins Properties Inc.	102,819
117,147	Crescent Energy Co., Class A Shares	1,478,395
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
15,499	CRH PLC	$1,590,369
14,276	Crown Castle Inc.	1,343,372
9,363	Crown Holdings Inc.	839,206
6,877	CSX Corp.	220,133
9,572	CubeSmart	395,132
7,961	Curbline Properties Corp.	196,079
43,584	Darling Ingredients Inc.*	1,572,947
448	Deere & Co.	215,394
15,293	Diamondback Energy Inc.	2,430,975
17,191	Digital Realty Trust Inc.	2,687,297
34,693	DigitalBridge Group Inc.	394,459
2,331	DT Midstream Inc.	223,986
5,566	Duke Energy Corp.	653,949
4,719	EastGroup Properties Inc.	862,869
32,171	Empire State Realty Trust Inc., Class A Shares	298,225
13,289	Entergy Corp.	1,160,263
17,767	EQT Corp.	855,836
7,326	Equinix Inc.	6,627,246
5,281	Equity LifeStyle Properties Inc.	362,171
26,478	Equity Residential	1,963,873
15,776	Essential Properties Realty Trust Inc.	516,191
54,630	Essential Utilities Inc.	2,074,847
3,592	Essex Property Trust Inc.	1,119,159
18,968	Eversource Energy	1,195,174
61,257	Exelon Corp.	2,707,559
20,437	Expand Energy Corp.	2,020,811
6,798	Extra Space Storage Inc.	1,037,103
7,505	Federal Realty Investment Trust	791,177
17,731	First Industrial Realty Trust Inc.	1,012,086
2,642	First Solar Inc.*	359,788
45,238	Freeport-McMoRan Inc.	1,669,735
15,853	Gaming & Leisure Properties Inc.	795,028
6,934	Healthcare Realty Trust Inc., Class A Shares	118,779
50,148	Healthpeak Properties Inc.	1,026,028
15,572	Helmerich & Payne Inc.	412,814
20,029	Host Hotels & Resorts Inc.	323,068
1,492	Hyatt Hotels Corp., Class A Shares	210,297
56,036	International Paper Co.	3,157,629
9,319	InvenTrust Properties Corp.	277,520
68,375	Invitation Homes Inc.	2,325,434
7,167	Iron Mountain Inc.	667,749
612	Jones Lang LaSalle Inc.*	166,397
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
14,185	Kilroy Realty Corp.	$506,405
79,380	Kimbell Royalty Partners LP	1,216,102
39,893	Kimco Realty Corp.	881,635
78,949	Kinder Morgan Inc.	2,139,518
20,897	Kite Realty Group Trust	479,168
2,342	Lamar Advertising Co., Class A Shares	290,947
12,810	Lineage Inc.	771,803
5,523	Louisiana-Pacific Corp.	550,477
19,145	LXP Industrial Trust	171,539
4,390	Macerich Co.	79,196
6,950	Marathon Petroleum Corp.	1,043,751
41,157	Metallus Inc.*	594,307
1,157	Mid-America Apartment Communities Inc.	194,515
41,459	MP Materials Corp.*(a)	995,431
27,617	NETSTREIT Corp.	413,150
21,768	Newmont Corp.	932,541
50,713	NextEra Energy Inc.	3,558,531
26,624	NiSource Inc.	1,086,525
8,041	NNN REIT Inc.	341,340
1,611	Norfolk Southern Corp.	395,903
2,429	NRG Energy Inc.	256,770
4,041	Nucor Corp.	555,516
10,969	Occidental Petroleum Corp.	535,726
4,286	Omega Healthcare Investors Inc.	157,896
32,829	ONEOK Inc.	3,295,703
48,035	Patterson-UTI Energy Inc.	399,171
22,259	PBF Energy Inc., Class A Shares	477,010
5,133	Pebblebrook Hotel Trust	63,393
195,925	Permian Resources Corp., Class A Shares	2,760,583
120,953	PG&E Corp.	1,976,372
13,358	Phillips 66	1,732,399
3,782	Pinnacle West Capital Corp.	349,986
39,989	Prologis Inc.	4,955,437
6,529	Public Service Enterprise Group Inc.	529,828
8,344	Public Storage	2,533,405
12,913	Realty Income Corp.	736,428
8,588	Regency Centers Corp.	658,700
5,346	Republic Services Inc., Class A Shares	1,267,109
411	Rexford Industrial Realty Inc.	16,983
6,415	Ryman Hospitality Properties Inc.	634,379
1,875	SBA Communications Corp., Class A Shares	408,563
34,318	Sempra	2,456,139
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
12,368	Simon Property Group Inc.	$2,301,561
11,216	SITE Centers Corp.	157,136
2,555	SL Green Realty Corp.	164,900
8,842	Southern Co.	793,923
56,451	Spruce Power Holding Corp.*	138,305
65,505	SSR Mining Inc.*	653,262
17,157	STAG Industrial Inc.	617,309
6,301	Steel Dynamics Inc.	851,076
6,502	Sun Communities Inc.	885,247
69,737	Sunnova Energy International Inc.*	115,763
33,726	Sunrun Inc.*	244,514
33,418	Sunstone Hotel Investors Inc.	350,221
7,774	Sylvamo Corp.	552,731
16,477	Tanger Inc.	584,110
3,802	Targa Resources Corp.	766,939
33,281	Tronox Holdings PLC	258,261
8,800	UDR Inc.	397,584
2,196	Union Pacific Corp.	541,731
23,460	Unit Corp.(d)	641,349
17,576	Urban Edge Properties	362,066
10,854	Valero Energy Corp.	1,418,943
33,815	Ventas Inc.	2,339,322
19,562	Venture Global Inc., Class A Shares*	295,191
12,028	Veris Residential Inc.	203,634
69,270	VICI Properties Inc., Class A Shares	2,250,582
2,880	Vistra Corp.	384,941
901	Waste Management Inc.	209,735
11,244	Weatherford International PLC	696,116
41,084	Welltower Inc.	6,306,805
11,222	Weyerhaeuser Co.	337,782
25,261	Williams Cos., Inc.	1,469,685
49,074	Xcel Energy Inc.	3,538,235
	Total United States	155,496,131
	TOTAL COMMON STOCKS (Cost – $289,120,628)	281,985,827
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 8.2%
United States – 8.2%
481,280	Pimco Commodity Strategy Active Exchange-Traded Fund	$12,469,965
236,380	SPDR Gold MiniShares Trust*	13,364,925
	Total United States	25,834,890
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $24,755,036)	25,834,890
LIMITED PARTNERSHIPS – 0.5%
United States – 0.5%
45,395	Energy Transfer LP	875,670
8,674	Enterprise Products Partners LP	289,798
7,066	Plains All American Pipeline LP	143,722
	Total United States	1,309,190
	TOTAL LIMITED PARTNERSHIPS (Cost – $1,226,599)	1,309,190
CLOSED-END FUNDS – 0.3%
Canada – 0.3%
55,848	Sprott Physical Uranium Trust*	801,275
Jersey, Channel Islands – 0.0%
37,098	3i Infrastructure PLC	147,161
	TOTAL CLOSED-END FUNDS (Cost – $1,228,927)	948,436
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $316,331,190)	310,078,343
Face Amount†
SHORT-TERM INVESTMENTS – 1.6%
TIME DEPOSITS – 1.6%
	BNP Paribas SA – Paris:
9CAD	1.830% due 3/3/25	6
42,062AUD	2.920% due 3/3/25	26,095
	Brown Brothers Harriman – Grand Cayman:
52SEK	1.040% due 3/3/25	5
4,476SGD	1.210% due 3/3/25	3,312
6,068GBP	3.410% due 3/3/25	7,633
9EUR	Citibank – London, 1.570% due 3/3/25	10
$2,519,884	Citibank – New York, 3.680% due 3/3/25	2,519,884
56HKD	Hong Kong & Shanghai Bank – Hong Kong, 2.190% due 3/3/25	7
194,766	JPMorgan Chase & Co. – New York, 3.680% due 3/3/25	194,766
2,357,428	Sumitomo Mitsui Banking Corp. – Tokyo, 3.680% due 3/3/25	2,357,428
	TOTAL TIME DEPOSITS (Cost – $5,109,146)	5,109,146
See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.6%
MONEY MARKET FUND – 0.6%
2,031,210	Federated Government Obligations Fund, Premier Class, 4.230%(e) (Cost – $2,031,210)	$2,031,210
	TOTAL INVESTMENTS – 100.7% (Cost – $323,471,546)	317,218,699
	Liabilities in Excess of Other Assets – (0.7)%	(2,074,761)
	TOTAL NET ASSETS – 100.0%	$315,143,938

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2025, amounts to $11,012,373 and represents 3.49% of net assets.

(c)
Security trades on the Hong Kong exchange.

(d)
Illiquid security. The aggregate value of illiquid holdings at February 28, 2025, amounts to $969,657 and represents 0.31% of net assets.

(e)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

LP
 —     Limited Partnership

PLC
 —     Public Limited Company

REIT
 —     Real Estate Investment Trust

SPDR
 —     Standard & Poor’s Depository Receipts

Summary of Investments by Security Sector^
Financial	30.6%
Energy	17.1
Utilities	17.0
Industrial	12.2
Basic Materials	9.8
Consumer Non-cyclical	2.1
Communications	0.5
Consumer Cyclical	0.1
Exchange Traded Funds (ETFs)	8.1
Closed-End Funds	0.3
Short-Term Investments	1.6
Money Market Fund	0.6
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
February 28, 2025
Destinations Real Assets Fund (concluded)

Currency Abbreviations used in this schedule:
AUD
 —    Australian Dollar

CAD
 —    Canadian Dollar

EUR
 —    Euro

GBP
 —    British Pound

HKD
 —    Hong Kong Dollar

SEK
 —    Swedish Krona

SGD
 —    Singapore Dollar

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
February 28, 2025

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2)	$4,017,040,760	$763,740,068	$1,952,607,073	$510,563,568		$1,829,573,025
Foreign currency, at value(3)	125	—	2,885,781	26,951		—
Receivable for securities sold	3,203,043	793,876	10,249,728	—		54,043,054
Dividends and interest receivable	3,951,743	492,033	7,176,902	1,792,935		10,002,646
Receivable for Fund shares sold	1,090,310	217,989	592,204	89,447		232,349
Variation margin on open future contracts (Note 4)	30,684	12,587	2,258	—		—
Unrealized appreciation on swap contracts (Note 4)	—	—	715,002	—		—
Deposits with counterparty	—	—	11,237,232(7)	—		—
Cash held at Broker	117,318(4)	94,391(4)	44,256(4)	—		1,112,505(7)
Prepaid expenses	162	—	18,186	1,462		—
Total Assets	4,025,434,145	765,350,944	1,985,528,622	512,474,363		1,894,963,579
LIABILITIES:
Payable for collateral received from securities on loan	11,020,047	7,372,963	18,636,752	—		—
Payable for Fund shares repurchased	8,754,019	1,565,481	4,089,001	608,274		4,208,720
Payable for securities purchased	14,437,645	4,394,502	3,494,196	114,870		103,028,295
Investment management fee payable	1,838,932	445,504	1,020,851	272,967		749,465
Transfer agent fees payable	766,420	163,614	373,465	91,961		338,715
Custody fee payable	115,185	66,521	259,080	30,800		132,102
Trustees’ fees payable	62,170	12,675	30,049	7,981		27,090
Registration fees payable	7,807	10,720	9,199	3,980		1,943
Shareholder services	19,002	22,692	119,112	15,440		8,489
Variation margin on open future contracts (Note 4)	—	—	—	—		95,973
Variation margin on open swap contracts (Note 4)	—	—	—	—		1,232,697
Unrealized depreciation on swap contracts (Note 4)	—	—	4,612,577	—		—
Forward sale commitments(5) (Note 5)	—	—	—	—		31,207,416
Due to custodian(3)	1,075	19,033	536	—		10,255
Options contracts written, at value(6) (Note 4)	—	—	25,424	196,275		—
Foreign capital gains tax payable	—	—	2,510,227	—		—
Accrued Chief Compliance Officer expenses	—	—	3,991	983		—
Accrued expenses	75,236	15,993	169,816	8,284		244,311
Total Liabilities	37,097,538	14,089,698	35,354,276	1,351,815		141,285,471
Total Net Assets	$3,988,336,607	$751,261,246	$1,950,174,346	$511,122,548		$1,753,678,108
NET ASSETS:
Par value	$265,970	$59,333	$148,927	$38,496		$206,135
Paid-in capital in excess of par value	2,737,102,544	596,956,928	1,587,330,125	390,222,251		2,102,233,043
Total distributable earnings (losses)	1,250,968,093	154,244,985	362,695,294	120,861,801		(348,761,070)
Total Net Assets	$3,988,336,607	$751,261,246	$1,950,174,346	$511,122,548		$1,753,678,108
Total Net Assets Class I	$3,649,811,954	$687,810,662	$1,785,562,660	$475,402,891		$1,611,777,754
Total Net Assets Class Z	$338,524,653	$63,450,584	$164,611,686	$35,719,657		$141,900,354
Shares Outstanding Class I	235,258,629	52,561,902	134,427,063	35,712,089		189,916,040
Shares Outstanding Class Z	30,711,715	6,770,821	14,499,521	2,783,663		16,219,373
Net Asset Value Class I	$15.51	$13.09	$13.28	$13.31		$8.49
Net Asset Value Class Z	$11.02	$9.37	$11.35	$12.83		$8.75
(1) Investments, at cost	$2,956,649,309	$642,109,295	$1,595,601,241	$403,299,247		$1,945,676,387
(2) Includes securities on loan	$10,835,592	$7,413,039	$17,778,944	$—		$—
(3) Foreign currency, at cost	$130	$—	$2,895,306	$27,160		$—
(4) Related to futures contracts	$117,318	$94,391	$44,256	$—		$—
(5) Proceeds received	$—	$—	$—	$—		$30,635,018
(6) Premiums received	$—	$—	$37,991	$195,575	$
(7) Related to swap contracts	$—	$—	$11,237,232	$—		$1,112,505
(8) Related to securities sold short	$—	$—	$—	$—		$—
See Notes to Financial Statements.

Statements of Assets and Liabilities
February 28, 2025 (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund*
ASSETS:
Investments, at value(1),(2)	$321,155,180	$733,291,411	$753,134,387	$581,457,719	$98,870,346	$317,218,699
Foreign currency, at value(3)	—	1,620	—	—	—	—
Receivable for securities sold	371,389	3,706,948	—	1,681,748	289,879	1,446,669
Dividends and interest receivable	2,255,518	10,890,530	8,184,989	1,948,089	93,830	535,274
Receivable for Fund shares sold	123,369	218,822	218,157	95,569	10,748	84,006
Receivable for expense reimbursement	—	—	8,468	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	45,906	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	5,262,761	—	—
Upfront premiums paid on swap contracts	—	—	—	4,971,800	—	—
Deposits with counterparty	—	3,487,500(8)	—	5,383,778(7),(8)	—	—
Cash held at Broker	—	7,759,228(8)	—	2,614,648(7)	—	—
Prepaid expenses	—	6,141	—	44	—	58,249
Prepaid organizational fees	—	—	—	—	44	—
Total Assets	323,905,456	759,408,106	761,546,001	603,416,156	99,264,847	319,342,897
LIABILITIES:
Payable for collateral received from securities on loan	—	509,790	4,273,575	4,402,543	—	2,031,210
Payable for Fund shares repurchased	610,418	1,343,065	947,926	1,291,316	9,490	545,211
Payable for securities purchased	1,027,499	10,166,471	2,464,250	2,650,630	462,248	1,391,153
Investment management fee payable	99,435	452,882	347,012	483,622	55,485	171,659
Transfer agent fees payable	83,038	141,747	130,000	128,500	45,701	36,717
Custody fee payable	32,415	52,166	48,763	38,660	10,331	5,149
Trustees’ fees payable	5,213	11,341	11,385	8,101	1,402	2,358
Registration fees payable	8,139	9,700	4,708	22,285	69,846	—
Shareholder services	8,378	—	12,850	16,826	3,156	1,411
Upfront premiums received on swap contracts	—	—	—	4,736,000	—	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	44,672	—	—
Securities sold short(5) (Note 5)	—	5,328,731	—	1,661,495	—	—
Due to custodian(3)	286	160	837	45	216,219	32
Options contracts written, at value(6) (Note 4)	—	206,850	—	—	494,305	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	80,750	898,053	—	—	—	—
Investment interest payable on securities sold short	—	110,868	—	23,473	—	—
Distributions payable	—	—	—	—	82	—
Dividends payable for securities sold short	—	—	—	—	—	839
Accrued Chief Compliance Officer expenses	671	—	1,425	1,351	—	—
Accrued expenses	56,790	40,208	24,781	46,779	8,620	13,220
Other liabilities	—	760,673	9	20,895	—	—
Total Liabilities	2,013,032	20,032,705	8,267,521	15,577,193	1,376,885	4,198,959
Total Net Assets	$321,892,424	$739,375,401	$753,278,480	$587,838,963	$97,887,962	$315,143,938
NET ASSETS:
Par value	$34,403	$78,229	$77,741	$57,269	$8,173	$144,886
Paid-in capital in excess of par value	351,385,607	786,016,572	785,736,375	567,307,225	81,351,136	321,809,781
Total distributable earnings (losses)	(29,527,586)	(46,719,400)	(32,535,636)	20,474,469	16,528,653	(6,810,729)
Total Net Assets	$321,892,424	$739,375,401	$753,278,480	$587,838,963	$97,887,962	$315,143,938
Total Net Assets Class I	$298,911,223	$687,203,184	$715,303,166	$545,915,088	$95,662,937	$291,952,254
Total Net Assets Class Z	$22,981,201	$52,172,217	$37,975,314	$41,923,875	$2,225,025	$23,191,684
Shares Outstanding Class I	32,008,516	72,821,029	73,840,706	53,073,339	7,984,903	133,000,690
Shares Outstanding Class Z	2,394,117	5,407,729	3,900,726	4,196,017	188,016	11,885,160
Net Asset Value Class I	$9.34	$9.44	$9.69	$10.29	$11.98	$2.20
Net Asset Value Class Z	$9.60	$9.65	$9.74	$9.99	$11.83	$1.95
(1) Investments, at cost	$334,244,347	$745,693,729	$749,932,726	$568,111,311	$67,027,700	$323,471,546
(2) Includes securities on loan	$—	$502,260	$4,199,714	$4,346,637	$—	$1,988,542
(3) Foreign currency, at cost	$—	$1,631	$—	$—	$—	$33
(4) Related to futures contracts	$—	$—	$—	$—	$—	$—
(5) Proceeds received	$—	$5,010,008	$—	$1,750,751	$—	$—
(6) Premiums received	$—	$66,280	$—	$—	$749,041	$—
(7) Related to swap contracts	$—	$—	$—	$6,828,426	$—	$—
(8) Related to securities sold short	$—	$11,246,728	$—	$1,170,000	$—	$—

*
The Fund reopened on November 14, 2024 (Note 1).

See Notes to Financial Statements.

Statements of Operations
For the Year Ended February 28, 2025

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$48,588,570	$10,123,293	$63,452,157	$21,197,558	$1,832,691
Interest	2,375,895	981,785	2,055,194	462,444	87,336,341
Income from securities lending (net of any rebate or fees paid to borrowers)	74,960	159,109	222,774	60,998	499
Less: Foreign taxes withheld (Note 5)	(530,316)	(37,003)	(6,504,553)	(923,680)	—
Total Investment Income	50,509,109	11,227,184	59,225,572	20,797,320	89,169,531
EXPENSES:
Investment management fee (Note 7)	32,463,530	7,811,008	21,674,915	4,559,387	12,405,819
Transfer agent fees	5,942,562	1,224,724	2,992,527	826,153	2,642,664
Custody fees	765,154	385,969	1,520,519	189,521	769,587
Trustees’ fees	374,365	76,069	188,057	48,539	156,300
Insurance	106,634	20,931	50,277	13,045	46,298
Audit and tax	68,262	26,272	49,702	23,115	48,078
Legal expense	330,504	57,362	203,891	48,564	147,363
Printing expense	19,584	5,060	—	2,278	8,632
Chief Compliance Officer expense	236,713	47,344	120,857	31,840	104,050
Shareholder reports fees	122	127	124	138	127
Distribution fees	3,258	644	2,024	492	1,690
Shareholder services	142,657	80,731	158,003	86,882	64,300
Registration fees	91,493	54,802	60,000	65,000	75,000
Miscellaneous expense	291,525	49,224	257,460	36,012	150,141
Interest and dividend expense	35,741	598	25,815	3,939	17,288
Total Expenses	40,872,104	9,840,865	27,304,171	5,934,905	16,637,337
Less: Fee waivers and/or expense reimbursement (Note 7)	(6,314,092)	(865,215)	(4,668,946)	(723,540)	(959,083)
Net Expenses	34,558,012	8,975,650	22,635,225	5,211,365	15,678,254
Net Investment Income (Loss)	$15,951,097	$2,251,534	$36,590,347	$15,585,955	$73,491,277
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$813,701,994(a)	$116,825,640(a)	$182,953,801*	$41,707,935(a)	$(28,618,351)
Futures contracts	474,035	180,964	5,349	—	(448,022)
Options contracts written	—	—	193,141	133,974	—
Forward sale commitments	—	—	—	—	1,018,238
Swap contracts	—	—	625,780	—	(101,372)
Foreign currency transactions	204	—	(733,407)	(112,577)	2
Realized Gain (Loss)	814,176,233	117,006,604	183,044,664	41,729,332	(28,149,505)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(212,380,333)	(53,295,381)	(42,358,910)**	43,900,230	72,398,376
Futures contracts	(254,201)	(157,737)	6,763	—	(35,428)
Options contracts written	—	—	40,567	(10,014)	—
Forward sale commitments	—	—	—	—	(749,260)
Swap contracts	—	—	(3,637,183)	—	(199,327)
Foreign currency transactions	(4,410)	—	(33,587)	(20,348)	—
Change in Net Unrealized Appreciation (Depreciation):	(212,638,944)	(53,453,118)	(45,982,350)	43,869,868	71,414,361
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	601,537,289	63,553,486	137,062,314	85,599,200	43,264,856
Total Increase (Decrease) in Net Assets from Operations	$617,488,386	$65,805,020	$173,652,661	$101,185,155	$116,756,133

*
Includes foreign capital gains tax of  $(4,795,791) for Destinations International Equity Fund.

**
Includes accrued foreign capital gains tax of  $(2,386,143) for Destinations International Equity Fund.

(a)
Includes realized gain/(loss) on In-Kind transactions of  $249,118,890, $16,433,276 and $8,639,811 for Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund and Destinations Equity Income Fund, respectively. See Note 11 and Note 12.

See Notes to Financial Statements.

Statements of Operations
For the Year Ended February 28, 2025 (continued)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
INVESTMENT INCOME:
Dividends	$2,955,267	$5,713,284	$976,270	$7,242,375	$1,281,512
Interest	20,166,233	54,489,783	27,906,784	34,456,580	45,395
Income from securities lending (net of any rebate or fees paid to borrowers)	13,835	36,135	279,321	141,634	—
Less: Foreign taxes withheld (Note 5)	(80)	(14,385)	—	—	(8,440)
Total Investment Income	23,135,255	60,224,817	29,162,375	41,840,589	1,318,467
EXPENSES:
Investment management fee (Note 7)	2,644,057	6,849,861	5,701,513	9,454,099	837,254
Transfer agent fees	560,873	1,152,294	1,184,572	1,005,042	170,323
Custody fees	198,229	319,648	297,353	236,986	71,334
Trustees’ fees	31,963	67,534	67,823	55,422	8,437
Insurance	8,682	19,579	20,154	16,048	2,556
Audit and tax	42,607	33,229	33,170	38,955	25,239
Legal expense	13,301	52,009	67,866	59,991	7,938
Printing expense	2,447	3,125	3,672	5,221	484
Chief Compliance Officer expense	21,274	44,073	45,870	39,289	5,364
Shareholder reports fees	45	130	—	159	—
Distribution fees	337	681	719	675	80
Shareholder services	74,741	117,831	42,421	83,423	5,651
Registration fees	51,000	57,809	54,000	61,000	39,000
Miscellaneous expense	40,353	75,627	44,278	41,753	14,210
Interest and dividend expense	2,226	404,043	1,317	238,894	6,008
Total Expenses	3,692,135	9,197,473	7,564,728	11,336,957	1,193,878
Less: Fee waivers and/or expense reimbursement (Note 7)	(216,155)	(983,704)	(1,017,191)	(2,860,635)	(58,798)
Net Expenses	3,475,980	8,213,769	6,547,537	8,476,322	1,135,080
Net Investment Income (Loss)	$19,659,275	$52,011,048	$22,614,838	$33,364,267	$183,387
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(1,458,631)	$6,145,105	$152,016	$7,204,862	$(2,915,638)
Futures contracts	—	—	3,344	—	—
Options contracts written	—	30,482	—	133,326	144,892
Securities sold short	—	(381,876)	—	7,635,102	—
Swap contracts	—	—	—	14,384,015	—
Forward foreign currency contracts	495,276	3,173,499	—	—	—
Foreign currency transactions	52,174	(131,088)	—	(334)	—
Realized Gain (Loss)	(911,181)	8,836,122	155,360	29,356,971	(2,770,746)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,802,377	1,801,356	1,738,797	(12,368,085)	15,390,659
Futures contracts	—	—	8,085	—	—
Options contracts written	—	(169,143)	—	(116,046)	713,278
Securities sold short	—	(244,866)	—	(7,703,389)	—
Swap contracts	—	—	—	(8,624,383)	—
Forward foreign currency contracts	(3,833)	(768,490)	—	—	—
Foreign currency transactions	2,231	(5,315)	—	—	—
Change in Net Unrealized Appreciation (Depreciation):	2,800,775	613,542	1,746,882	(28,811,903)	16,103,937
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,889,594	9,449,664	1,902,242	545,068	13,333,191
Total Increase (Decrease) in Net Assets from Operations	$21,548,869	$61,460,712	$24,517,080	$33,909,335	$13,516,578
See Notes to Financial Statements.

Statements of Operations
For the Period Ended February 28, 2025 (concluded)

Destinations Real Assets Fund*
INVESTMENT INCOME:
Dividends	$2,682,881
Interest	146,659
Income from securities lending (net of any rebate or fees paid to borrowers)	6,685
Less: Foreign taxes withheld (Note 5)	(87,831)
Total Investment Income	2,748,394
EXPENSES:
Investment management fee (Note 7)	889,131
Transfer agent fees	128,228
Custody fees	99,496
Trustees’ fees	9,091
Insurance	8,169
Audit and tax	35,500
Legal expense	8,860
Chief Compliance Officer expense	5,161
Shareholder reports fees	46
Shareholder services	49,715
Registration fees	76,377
Miscellaneous expense	7,184
Interest and dividend expense	1,589
Total Expenses	1,318,547
Less: Fee waivers and/or expense reimbursement (Note 7)	(224,953)
Net Expenses	1,093,594
Net Investment Income (Loss)	$1,654,800
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(1,223,668)
Foreign currency transactions	(192,229)
Realized Gain (Loss)	(1,415,897)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(6,252,847)
Foreign currency transactions	(146)
Change in Net Unrealized Appreciation (Depreciation):	(6,252,993)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,668,890)
Total Increase (Decrease) in Net Assets from Operations	$(6,014,090)

*
The Fund reopened on November 14, 2024 (Note 1).

See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Year Ended February 28, 2025 and Year Ended February 29, 2024

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024
OPERATIONS:
Net investment income (loss)	$15,951,097	$21,061,776	$2,251,534	$3,413,482	$36,590,347	$42,248,254
Net realized gain (loss)	814,176,233	507,765,665	117,006,604	61,122,505	183,044,664	13,477,249
Change in unrealized appreciation (depreciation)	(212,638,944)	502,165,050	(53,453,118)	32,183,384	(45,982,350)	181,942,497
Increase (Decrease) in Net Assets From Operations	617,488,386	1,030,992,491	65,805,020	96,719,371	173,652,661	237,668,000
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(503,104,051)	(167,095,901)	(53,432,050)	(2,014,029)	(62,537,296)	(41,827,685)
Class Z	(60,404,106)	(23,871,913)	(6,447,275)	(456,071)	(6,844,464)	(5,525,051)
Decrease in Net Assets From Distributions to Shareholders	(563,508,157)	(190,967,814)	(59,879,325)	(2,470,100)	(69,381,760)	(47,352,736)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	776,617,278	286,723,049	117,602,808	68,314,934	169,733,065	649,062,864
Class Z	206,973,040	56,755,104	47,988,892	12,587,190	28,673,039	84,510,718
Reinvestment of distributions:
Class I	497,842,444	165,545,592	52,902,360	1,997,933	61,888,659	41,455,349
Class Z	59,297,429	23,520,862	6,321,522	448,886	6,715,166	5,441,557
Cost of shares repurchased:
Class I	(1,486,366,178)	(1,400,519,989)	(262,615,321)	(415,794,352)	(762,847,638)	(481,713,480)
Class Z	(335,806,573)	(145,033,962)	(75,164,227)	(40,087,120)	(120,464,003)	(50,854,777)
Increase (Decrease) in Net Assets From Fund Share Transactions	(281,442,560)	(1,013,009,344)	(112,963,966)	(372,532,529)	(616,301,712)	247,902,231
Increase (Decrease) in Net Assets	(227,462,331)	(172,984,667)	(107,038,271)	(278,283,258)	(512,030,811)	438,217,495
NET ASSETS:
Beginning of period	4,215,798,938	4,388,783,605	858,299,517	1,136,582,775	2,462,205,157	2,023,987,662
End of period	$3,988,336,607	$4,215,798,938	$751,261,246	$858,299,517	$1,950,174,346	$2,462,205,157
	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024
OPERATIONS:
Net investment income (loss)	$15,585,955	$19,940,472	$73,491,277	$65,020,893
Net realized gain (loss)	41,729,332	(12,722,181)	(28,149,505)	(67,042,769)
Change in unrealized appreciation (depreciation)	43,869,868	29,321,732	71,414,361	70,243,927
Increase (Decrease) in Net Assets From Operations	101,185,155	36,540,023	116,756,133	68,222,051
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(14,248,022)	(23,511,289)	(66,261,451)	(61,685,454)
Class Z	(1,366,858)	(2,426,045)	(6,673,219)	(6,270,628)
From return of capital:
Class I	—	—	—	(3,637,525)
Class Z	—	—	—	(373,308)
Decrease in Net Assets From Distributions to Shareholders	(15,614,880)	(25,937,334)	(72,934,670)	(71,966,915)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	56,725,520	50,031,989	185,304,812	396,772,982
Class Z	22,428,274	9,872,253	25,602,213	57,131,151
Reinvestment of distributions:
Class I	14,115,335	23,306,638	65,558,012	64,729,658
Class Z	1,321,557	2,353,688	6,558,623	6,529,609
Cost of shares repurchased:
Class I	(223,795,561)	(184,530,150)	(499,257,354)	(430,534,637)
Class Z	(50,402,428)	(18,181,017)	(86,894,652)	(41,242,854)
Increase (Decrease) in Net Assets From Fund Share Transactions	(179,607,303)	(117,146,599)	(303,128,346)	53,385,909
Increase (Decrease) in Net Assets	(94,037,028)	(106,543,910)	(259,306,883)	49,641,045
NET ASSETS:
Beginning of period	605,159,576	711,703,486	2,012,984,991	1,963,343,946
End of period	$511,122,548	$605,159,576	$1,753,678,108	$2,012,984,991
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Year Ended February 28, 2025 and Year Ended February 29, 2024 (continued)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund		Destinations Municipal Fixed Income Fund
	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024
OPERATIONS:
Net investment income (loss)	$19,659,275	$24,822,182	$52,011,048	$51,681,839	$22,614,838	$22,855,695
Net realized gain (loss)	(911,181)	(10,350,299)	8,836,122	(20,672,338)	155,360	(8,004,069)
Change in unrealized appreciation (depreciation)	2,800,775	15,463,007	613,542	38,809,683	1,746,882	22,481,512
Increase (Decrease) in Net Assets From Operations	21,548,869	29,934,890	61,460,712	69,819,184	24,517,080	37,333,138
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(18,238,753)	(23,007,117)	(47,216,425)	(47,612,759)	(23,023,763)	(23,841,193)
Class Z	(1,540,006)	(2,035,141)	(4,177,705)	(4,281,814)	(1,334,811)	(1,417,019)
Decrease in Net Assets From Distributions to Shareholders	(19,778,759)	(25,042,258)	(51,394,130)	(51,894,573)	(24,358,574)	(25,258,212)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	61,812,158	52,955,710	112,672,168	199,873,987	70,782,590	145,154,183
Class Z	7,601,425	8,530,085	12,610,023	23,724,835	13,772,481	18,325,767
Reinvestment of distributions:
Class I	18,055,182	22,786,422	46,714,270	47,157,667	22,732,761	23,570,961
Class Z	1,515,513	1,997,960	4,084,374	4,181,788	1,291,099	1,362,933
Cost of shares repurchased:
Class I	(153,152,676)	(160,906,614)	(233,835,397)	(172,537,676)	(190,744,803)	(186,573,334)
Class Z	(20,015,299)	(14,300,102)	(35,708,821)	(16,169,276)	(25,744,203)	(15,646,422)
Increase (Decrease) in Net Assets From Fund Share Transactions	(84,183,697)	(88,936,539)	(93,463,383)	86,231,325	(107,910,075)	(13,805,912)
Increase (Decrease) in Net Assets	(82,413,587)	(84,043,907)	(83,396,801)	104,155,936	(107,751,569)	(1,730,986)
NET ASSETS:
Beginning of period	404,306,011	488,349,918	822,772,202	718,616,266	861,030,049	862,761,035
End of period	$321,892,424	$404,306,011	$739,375,401	$822,772,202	$753,278,480	$861,030,049
	Destinations Multi Strategy Alternatives Fund		Destinations Shelter Fund
	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024
OPERATIONS:
Net investment income (loss)	$33,364,267	$42,138,118	$183,387	$474,499
Net realized gain (loss)	29,356,971	32,353,063	(2,770,746)	(8,963,442)
Change in unrealized appreciation (depreciation)	(28,811,903)	5,954,088	16,103,937	27,368,468
Increase (Decrease) in Net Assets From Operations	33,909,335	80,445,269	13,516,578	18,879,525
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(37,824,480)	(48,635,421)	(321,053)	(361,812)
Class Z	(3,445,373)	(4,466,799)	(10,762)	(10,084)
Decrease in Net Assets From Distributions to Shareholders	(41,269,853)	(53,102,220)	(331,815)	(371,896)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	55,251,873	108,716,839	9,101,952	3,201,679
Class Z	8,103,661	13,692,347	203,245	245,840
Reinvestment of distributions:
Class I	37,412,072	48,174,921	321,053	361,811
Class Z	3,378,198	4,379,853	10,762	10,084
Cost of shares repurchased:
Class I	(279,173,481)	(293,670,827)	(24,385,545)	(23,361,975)
Class Z	(36,003,559)	(25,567,149)	(473,000)	(229,205)
Increase (Decrease) in Net Assets From Fund Share Transactions	(211,031,236)	(144,274,016)	(15,221,533)	(19,771,766)
Increase (Decrease) in Net Assets	(218,391,754)	(116,930,967)	(2,036,770)	(1,264,137)
NET ASSETS:
Beginning of period	806,230,717	923,161,684	99,924,732	101,188,869
End of period	$587,838,963	$806,230,717	$97,887,962	$99,924,732
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Period Ended February 28, 2025 (concluded)

Destinations Real Assets Fund*
February 28, 2025
OPERATIONS:
Net investment income (loss)	$1,654,800
Net realized gain (loss)	(1,415,897)
Change in unrealized appreciation (depreciation)	(6,252,993)
Increase (Decrease) in Net Assets From Operations	(6,014,090)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
From net investment income/realized gains:
Class I	(737,152)
Class Z	(59,487)
Decrease in Net Assets From Distributions to Shareholders	(796,639)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	322,781,590
Class Z	25,169,195
Reinvestment of distributions:
Class I	728,474
Class Z	57,605
Cost of shares repurchased:
Class I	(25,285,541)
Class Z	(1,496,656)
Increase (Decrease) in Net Assets From Fund Share Transactions	321,954,667
Increase (Decrease) in Net Assets	315,143,938
NET ASSETS:
Beginning of period	—
End of period	$315,143,938

*
The Fund reopened on November 14, 2024 (Note 1).

See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$15.53	$12.69	$14.44	$15.84	$11.88
Income (Loss) from Operations:
Net investment income(1)	0.06	0.07	0.08	0.04	0.07
Net realized and unrealized gain (loss)	2.25	3.45	(1.14)	1.33	4.19
Total Income (Loss) from Operations	2.31	3.52	(1.06)	1.37	4.26
Less Distributions From:
Net investment income	(0.07)	(0.07)	(0.07)	(0.10)	(0.01)
Net realized gain	(2.26)	(0.61)	(0.62)	(2.67)	(0.29)
Total Distributions	(2.33)	(0.68)	(0.69)	(2.77)	(0.30)
Net Asset Value, End of Period	$15.51	$15.53	$12.69	$14.44	$15.84
Total Return(2)	15.06%	28.18%	(7.21)%	7.48%	35.94%
Net Assets, End of Period (millions)	$3,650	$3,810	$3,992	$4,783	$4,450
Ratios to Average Net Assets:
Gross expenses	0.96%	0.95%	0.96%	0.95%	0.95%
Net expenses(3)(4)	0.81%	0.80%	0.82%	0.80%	0.82%
Net investment income(3)(4)	0.35%	0.50%	0.64%	0.21%	0.56%
Portfolio Turnover Rate(5)	90%	95%	71%	83%	48%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$11.64	$9.65	$11.18	$12.81	$9.65
Income (Loss) from Operations:
Net investment income(1)	0.06	0.07	0.08	0.05	0.08
Net realized and unrealized gain (loss)	1.67	2.63	(0.90)	1.12	3.40
Total Income (Loss) from Operations	1.73	2.70	(0.82)	1.17	3.48
Less Distributions From:
Net investment income	(0.09)	(0.10)	(0.09)	(0.13)	(0.03)
Net realized gain	(2.26)	(0.61)	(0.62)	(2.67)	(0.29)
Total Distributions	(2.35)	(0.71)	(0.71)	(2.80)	(0.32)
Net Asset Value, End of Period	$11.02	$11.64	$9.65	$11.18	$12.81
Total Return(2)	15.18%	28.50%	(7.16)%	7.65%	36.16%
Net Assets, End of Period (millions)	$338	$406	$397	$506	$283
Ratios to Average Net Assets:
Gross expenses	0.81%	0.80%	0.81%	0.80%	0.80%
Net expenses(3)(4)	0.66%	0.65%	0.67%	0.65%	0.67%
Net investment income(3)(4)	0.51%	0.65%	0.79%	0.36%	0.70%
Portfolio Turnover Rate(5)	90%	95%	71%	83%	48%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small-Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$13.17	$11.79	$12.97	$16.43	$10.92
Income (Loss) from Operations:
Net investment income(1)	0.03	0.04	0.04	(0.01)	0.01
Net realized and unrealized gain (loss)	0.93	1.37	(0.82)	0.55	5.80
Total Income (Loss) from Operations . . . . . . . . . .	0.96	1.41	(0.78)	0.54	5.81
Less Distributions From:
Net investment income	(0.22)	(0.03)	—	—	(0.00)*
Net realized gain	(0.82)	—	(0.40)	(4.00)	(0.30)
Total Distributions	(1.04)	(0.03)	(0.40)	(4.00)	(0.30)
Net Asset Value, End of Period	$13.09	$13.17	$11.79	$12.97	$16.43
Total Return(2)	7.07%	12.00%	(5.86)%	1.66%	53.65%
Net Assets, End of Period (millions)	$688	$775	$1,036	$1,198	$1,167
Ratios to Average Net Assets:
Gross expenses	1.15%	1.15%	1.13%	1.11%	1.11%
Net expenses(3)(4)	1.05%	1.11%	1.12%	1.10%	1.11%
Net investment income (loss)(3)(4)	0.25%	0.38%	0.36%	(0.05)%	0.09%
Portfolio Turnover Rate(5)	129%	115%	125%	111%	145%

*
Amount is less than $0.005 per share.

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small-Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.71	$8.70	$9.68	$13.17	$8.80
Income (Loss) from Operations:
Net investment income(1)	0.04	0.05	0.05	0.01	0.02
Net realized and unrealized gain (loss)	0.68	1.01	(0.63)	0.50	4.67
Total Income (Loss) from Operations . . . . . . . . . .	0.72	1.06	(0.58)	0.51	4.69
Less Distributions From:
Net investment income	(0.24)	(0.05)	—	—	(0.02)
Net realized gain	(0.82)	—	(0.40)	(4.00)	(0.30)
Total Distributions	(1.06)	(0.05)	(0.40)	(4.00)	(0.32)
Net Asset Value, End of Period	$9.37	$9.71	$8.70	$9.68	$13.17
Total Return(2)	7.13%	12.25%	(5.78)%	1.86%	53.85%
Net Assets, End of Period (millions)	$63	$83	$101	$126	$74
Ratios to Average Net Assets:
Gross expenses	1.00%	1.00%	0.98%	0.96%	0.96%
Net expenses(3)(4)	0.90%	0.96%	0.97%	0.95%	0.96%
Net investment income(3)(4)	0.40%	0.53%	0.51%	0.10%	0.22%
Portfolio Turnover Rate(5)	129%	115%	125%	111%	145%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$12.75	$11.72	$13.24	$15.11	$11.30
Income (Loss) from Operations:
Net investment income(1)	0.22	0.21	0.12	0.01	0.00*
Net realized and unrealized gain (loss)	0.77	1.06	(1.33)	(1.22)	3.81
Total Income (Loss) from Operations . . . . . . . . . .	0.99	1.27	(1.21)	(1.21)	3.81
Less Distributions From:
Net investment income	(0.32)	(0.24)	(0.20)	(0.03)	(0.00)*
Net realized gain	(0.14)	—	(0.11)	(0.63)	—
Total Distributions	(0.46)	(0.24)	(0.31)	(0.66)	—
Net Asset Value, End of Period	$13.28	$12.75	$11.72	$13.24	$15.11
Total Return(2)	7.95%	10.84%	(9.07)%	(8.36)%	33.76%
Net Assets, End of Period (millions)	$1,785	$2,222	$1,840	$2,419	$2,288
Ratios to Average Net Assets:
Gross expenses	1.27%	1.25%	1.26%	1.24%	1.24%
Net expenses(3)(4)	1.06%	1.05%	1.16%	1.20%	1.23%
Net investment income(3)(4)	1.67%	1.73%	1.02%	0.05%	0.02%
Portfolio Turnover Rate(5)	62%	69%	66%	48%	38%

*
Amount is less than $0.005 per share.

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$10.97	$10.11	$11.48	$13.18	$9.86
Income (Loss) from Operations:
Net investment income(1)	0.21	0.19	0.12	0.02	0.02
Net realized and unrealized gain (loss)	0.65	0.92	(1.16)	(1.05)	3.32
Total Income (Loss) from Operations . . . . . . . . . .	0.86	1.11	(1.04)	(1.03)	3.34
Less Distributions From:
Net investment income	(0.34)	(0.25)	(0.22)	(0.04)	(0.02)
Net realized gain	(0.14)	—	(0.11)	(0.63)	—
Total Distributions	(0.48)	(0.25)	(0.33)	(0.67)	(0.02)
Net Asset Value, End of Period	$11.35	$10.97	$10.11	$11.48	$13.18
Total Return(2)	8.07%	11.06%	(8.98)%	(8.16)%	33.91%
Net Assets, End of Period (millions)	$165	$240	$184	$253	$145
Ratios to Average Net Assets:
Gross expenses	1.13%	1.10%	1.11%	1.09%	1.09%
Net expenses(3)(4)	0.91%	0.90%	1.01%	1.05%	1.08%
Net investment income(3)(4)	1.85%	1.84%	1.18%	0.13%	0.14%
Portfolio Turnover Rate(5)	62%	69%	66%	48%	38%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$11.49	$11.27	$11.91	$10.26	$9.74
Income (Loss) from Operations:
Net investment income(1)	0.34	0.34	0.36	0.34	0.34
Net realized and unrealized gain (loss)	1.82	0.32	(0.47)	1.65	0.63
Total Income (Loss) from Operations . . . . . . . . . .	2.16	0.66	(0.11)	1.99	0.97
Less Distributions From:
Net investment income	(0.34)	(0.39)	(0.34)	(0.34)	(0.31)
Net realized gain	—	(0.05)	(0.19)	—	(0.14)
Total Distributions	(0.34)	(0.44)	(0.53)	(0.34)	(0.45)
Net Asset Value, End of Period	$13.31	$11.49	$11.27	$11.91	$10.26
Total Return(2)	19.07%	6.09%	(0.83)%	19.68%	10.37%
Net Assets, End of Period (millions)	$475	$550	$652	$469	$375
Ratios to Average Net Assets:
Gross expenses	1.05%	1.06%	1.04%	1.04%	1.03%
Net expenses(3)(4)	0.93%	0.96%	0.94%	0.92%	0.92%
Net investment income(3)(4)	2.72%	3.10%	3.10%	2.94%	3.60%
Portfolio Turnover Rate(5)	45%	51%	46%	58%	54%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$11.08	$10.89	$11.52	$9.94	$9.44
Income (Loss) from Operations:
Net investment income(1)	0.35	0.34	0.36	0.35	0.34
Net realized and unrealized gain (loss)	1.76	0.30	(0.45)	1.59	0.62
Total Income (Loss) from Operations . . . . . . . . . .	2.11	0.64	(0.09)	1.94	0.96
Less Distributions From:
Net investment income	(0.36)	(0.40)	(0.35)	(0.36)	(0.32)
Net realized gain	—	(0.05)	(0.19)	—	(0.14)
Total Distributions	(0.36)	(0.45)	(0.54)	(0.36)	(0.46)
Net Asset Value, End of Period	$12.83	$11.08	$10.89	$11.52	$9.94
Total Return(2)	19.30%	6.17%	(0.65)%	19.71%	10.63%
Net Assets, End of Period (millions)	$36	$55	$60	$44	$24
Ratios to Average Net Assets:
Gross expenses	0.90%	0.91%	0.89%	0.89%	0.88%
Net expenses(3)(4)	0.78%	0.81%	0.79%	0.77%	0.77%
Net investment income(3)(4)	2.93%	3.23%	3.24%	3.09%	3.72%
Portfolio Turnover Rate(5)	45%	51%	46%	58%	54%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$8.30	$8.31	$9.52	$10.19	$10.42
Income (Loss) from Operations:
Net investment income(1)	0.32	0.26	0.24	0.12	0.20
Net realized and unrealized gain (loss)	0.19	0.02	(1.21)	(0.38)	(0.20)
Total Income (Loss) from Operations	0.51	0.28	(0.97)	(0.26)	—
Less Distributions From:
Net investment income	(0.32)	(0.27)	(0.24)	(0.13)	(0.20)
Net realized gain	—	—	—	(0.28)	(0.03)
Return of capital	—	(0.02)	—	—	—
Total Distributions	(0.32)	(0.29)	(0.24)	(0.41)	(0.23)
Net Asset Value, End of Period	$8.49	$8.30	$8.31	$9.52	$10.19
Total Return(2)	6.30%	3.42%	(10.19)%	(2.72)%	0.05%
Net Assets, End of Period (millions)	$1,612	$1,821	$1,793	$2,002	$2,079
Ratios to Average Net Assets:
Gross expenses	0.89%	0.88%	0.89%	0.87%	0.87%
Net expenses(3)(4)	0.84%	0.80%	0.81%	0.79%	0.78%
Net investment income(3)(4)	3.84%	3.14%	2.82%	1.18%	1.91%
Portfolio Turnover Rate(5)	168%	181%	198%	240%	204%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$8.54	$8.55	$9.79	$10.46	$10.69
Income (Loss) from Operations:
Net investment income(1)	0.34	0.28	0.26	0.14	0.22
Net realized and unrealized gain (loss)	0.21	0.01	(1.24)	(0.39)	(0.21)
Total Income (Loss) from Operations	0.55	0.29	(0.98)	(0.25)	0.01
Less Distributions From:
Net investment income	(0.34)	(0.28)	(0.26)	(0.14)	(0.21)
Net realized gain	—	—	—	(0.28)	(0.03)
Return of capital	—	(0.02)	—	—	—
Total Distributions	(0.34)	(0.30)	(0.26)	(0.42)	(0.24)
Net Asset Value, End of Period	$8.75	$8.54	$8.55	$9.79	$10.46
Total Return(2)	6.51%	3.45%	(10.08)%	(2.50)%	0.17%
Net Assets, End of Period (millions)	$142	$192	$170	$202	$121
Ratios to Average Net Assets:
Gross expenses	0.74%	0.73%	0.74%	0.72%	0.72%
Net expenses(3)(4)	0.69%	0.65%	0.66%	0.64%	0.63%
Net investment income(3)(4)	3.98%	3.28%	2.96%	1.36%	2.05%
Portfolio Turnover Rate(5)	168%	181%	198%	240%	204%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.30	$9.19	$9.68	$9.73	$9.75
Income (Loss) from Operations:
Net investment income(1)	0.49	0.55	0.42	0.30	0.34
Net realized and unrealized gain (loss)	0.05	0.12	(0.39)	0.03	(0.02)
Total Income from Operations	0.54	0.67	0.03	0.33	0.32
Less Distributions From:
Net investment income	(0.50)	(0.56)	(0.51)	(0.37)	(0.34)
Net realized gain	—	—	(0.01)	(0.01)	—
Total Distributions	(0.50)	(0.56)	(0.52)	(0.38)	(0.34)
Net Asset Value, End of Period	$9.34	$9.30	$9.19	$9.68	$9.73
Total Return(2)	5.87%	7.55%	0.37%	3.40%	3.43%
Net Assets, End of Period (millions)	$299	$371	$451	$539	$418
Ratios to Average Net Assets:
Gross expenses	0.99%	0.99%	0.96%	0.93%	0.95%
Net expenses(3)(4)	0.93%	0.95%	0.94%	0.93%	0.95%
Net investment income(3)(4)	5.19%	5.98%	4.51%	3.09%	3.63%
Portfolio Turnover Rate(5)	87%	98%	98%	107%	168%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.53	$9.40	$9.89	$9.93	$9.94
Income (Loss) from Operations:
Net investment income(1)	0.51	0.58	0.44	0.33	0.36
Net realized and unrealized gain (loss)	0.05	0.12	(0.40)	0.02	(0.02)
Total Income from Operations	0.56	0.70	0.04	0.35	0.34
Less Distributions From:
Net investment income	(0.49)	(0.57)	(0.52)	(0.38)	(0.35)
Net realized gain	—	—	(0.01)	(0.01)	—
Total Distributions	(0.49)	(0.57)	(0.53)	(0.39)	(0.35)
Net Asset Value, End of Period	$9.60	$9.53	$9.40	$9.89	$9.93
Total Return(2)	6.03%	7.74%	0.49%	3.56%	3.60%
Net Assets, End of Period (millions)	$23	$34	$37	$49	$22
Ratios to Average Net Assets:
Gross expenses	0.84%	0.84%	0.80%	0.78%	0.80%
Net expenses(3)(4)	0.78%	0.80%	0.79%	0.78%	0.80%
Net investment income(3)(4)	5.35%	6.13%	4.63%	3.28%	3.78%
Portfolio Turnover Rate(5)	87%	98%	98%	107%	168%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.32	$9.12	$9.76	$10.02	$9.83
Income (Loss) from Operations:
Net investment income(1)	0.60	0.58	0.44	0.32	0.40
Net realized and unrealized gain (loss)	0.12	0.21	(0.65)	(0.17)	0.19
Total Income (Loss) from Operations	0.72	0.79	(0.21)	0.15	0.59
Less Distributions From:
Net investment income	(0.60)	(0.59)	(0.43)	(0.41)	(0.40)
Total Distributions	(0.60)	(0.59)	(0.43)	(0.41)	(0.40)
Net Asset Value, End of Period	$9.44	$9.32	$9.12	$9.76	$10.02
Total Return(2)	7.98%	8.98%	(2.09)%	1.49%	6.28%
Net Assets, End of Period (millions)	$687	$752	$622	$699	$718
Ratios to Average Net Assets:
Gross expenses(3)	1.15%	1.15%	1.14%	1.19%	1.13%
Net expenses(3)(4)(5)	1.03%	1.02%	1.03%	1.08%	1.02%
Net investment income(4)(5)	6.44%	6.42%	4.70%	3.17%	4.17%
Portfolio Turnover Rate(6)	112%	83%	58%	90%	164%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Ratios include interest and dividend expense on short sales which represent 0.05%, 0.05%, 0.04%, 0.09% and 0.05% for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022 and for the year ended February 28, 2021, respectively.

(4)
Reflects fee waivers and/or expense reimbursements.

(5)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(6)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.51	$9.30	$9.94	$10.19	$9.99
Income (Loss) from Operations:
Net investment income(1)	0.63	0.61	0.46	0.34	0.42
Net realized and unrealized gain (loss)	0.12	0.20	(0.66)	(0.17)	0.19
Total Income (Loss) from Operations	0.75	0.81	(0.20)	0.17	0.61
Less Distributions From:
Net investment income	(0.61)	(0.60)	(0.44)	(0.42)	(0.41)
Total Distributions	(0.61)	(0.60)	(0.44)	(0.42)	(0.41)
Net Asset Value, End of Period	$9.65	$9.51	$9.30	$9.94	$10.19
Total Return(2)	8.18%	9.06%	(1.91)%	1.67%	6.43%
Net Assets, End of Period (millions)	$52	$70	$57	$66	$40
Ratios to Average Net Assets:
Gross expenses(3)	1.00%	1.00%	0.99%	1.04%	0.98%
Net expenses(3)(4)(5)	0.88%	0.87%	0.88%	0.93%	0.87%
Net investment income(4)(5)	6.60%	6.58%	4.83%	3.30%	4.31%
Portfolio Turnover Rate(6)	112%	83%	58%	90%	164%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Ratios include interest and dividend expense on short sales which represent 0.05% , 0.05%, 0.04%, 0.09% and 0.05% for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022 and for the year ended February 28, 2021, respectively.

(4)
Reflects fee waivers and/or expense reimbursements.

(5)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(6)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.68	$9.54	$10.07	$10.38	$10.61
Income (Loss) from Operations:
Net investment income(1)	0.27	0.25	0.16	0.10	0.13
Net realized and unrealized gain (loss)	0.03	0.16	(0.50)	(0.26)	(0.13)
Total Income (Loss) from Operations	0.30	0.41	(0.34)	(0.16)	—
Less Distributions From:
Net investment income	(0.29)	(0.27)	(0.19)	(0.13)	(0.16)
Net realized gain	—	—	—	(0.02)	(0.07)
Total Distributions	(0.29)	(0.27)	(0.19)	(0.15)	(0.23)
Net Asset Value, End of Period	$9.69	$9.68	$9.54	$10.07	$10.38
Total Return(2)	3.16%	4.42%	(3.37)%	(1.53)%	0.00%
Net Assets, End of Period (millions)	$715	$812	$819	$887	$884
Ratios to Average Net Assets:
Gross expenses	0.94%	0.94%	0.94%	0.93%	0.93%
Net expenses(3)(4)	0.81%	0.78%	0.78%	0.76%	0.77%
Net investment income(3)(4)	2.77%	2.59%	1.62%	0.97%	1.26%
Portfolio Turnover Rate(5)	42%	58%	48%	41%	38%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$9.71	$9.57	$10.10	$10.40	$10.64
Income (Loss) from Operations:
Net investment income(1)	0.29	0.26	0.17	0.12	0.15
Net realized and unrealized gain (loss)	0.03	0.17	(0.50)	(0.25)	(0.14)
Total Income (Loss) from Operations	0.32	0.43	(0.33)	(0.13)	0.01
Less Distributions From:
Net investment income	(0.29)	(0.29)	(0.20)	(0.15)	(0.18)
Net realized gain	—	—	—	(0.02)	(0.07)
Total Distributions	(0.29)	(0.29)	(0.20)	(0.17)	(0.25)
Net Asset Value, End of Period	$9.74	$9.71	$9.57	$10.10	$10.40
Total Return(2)	3.34%	4.56%	(3.21)%	(1.29)%	0.05%
Net Assets, End of Period (millions)	$38	$49	$44	$45	$26
Ratios to Average Net Assets:
Gross expenses	0.79%	0.79%	0.79%	0.78%	0.78%
Net expenses(3)(4)	0.66%	0.63%	0.63%	0.61%	0.62%
Net investment income(3)(4)	2.94%	2.74%	1.77%	1.14%	1.40%
Portfolio Turnover Rate(5)	42%	58%	48%	41%	38%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Reflects fee waivers and/or expense reimbursements.

(4)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(5)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$10.45	$10.10	$10.22	$10.57	$9.67
Income (Loss) from Operations:
Net investment income(1)	0.50	0.53	0.31	0.10	0.14
Net realized and unrealized gain (loss)	(0.02)	0.50	(0.13)	0.03	0.91
Total Income from Operations	0.48	1.03	0.18	0.13	1.05
Less Distributions From:
Net investment income	(0.63)	(0.68)	(0.27)	(0.22)	(0.15)
Net realized gain	(0.01)	—	(0.03)	(0.26)	—
Total Distributions	(0.64)	(0.68)	(0.30)	(0.48)	(0.15)
Net Asset Value, End of Period	$10.29	$10.45	$10.10	$10.22	$10.57
Total Return(2)	4.71%	10.51%	1.87%	1.25%	11.09%
Net Assets, End of Period (millions)	$546	$739	$851	$1,165	$1,102
Ratios to Average Net Assets:
Gross expenses(3)	1.63%	1.67%	1.75%	1.75%	1.79%
Net expenses(3)(4)(5)	1.22%	1.23%	1.30%	1.31%	1.40%
Net investment income (loss)(4)(5)	4.75%	5.20%	3.13%	0.93%	1.40%
Portfolio Turnover Rate(6)	58%	79%	70%	90%	150%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Ratios include interest and dividend expense on short sales which represent 0.03% , 0.08%, 0.15%, 0.19% and 0.22% for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022 and for the year ended February 28, 2021, respectively.

(4)
Reflects fee waivers and/or expense reimbursements.

(5)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(6)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022	2021
Net asset value, Beginning of Period	$10.16	$9.85	$9.96	$10.32	$9.44
Income (Loss) from Operations:
Net investment income(1)	0.51	0.54	0.32	0.11	0.14
Net realized and unrealized gain (loss)	(0.02)	0.47	(0.12)	0.03	0.91
Total Income from Operations	0.49	1.01	0.20	0.14	1.05
Less Distributions From:
Net investment income	(0.64)	(0.70)	(0.28)	(0.24)	(0.17)
Net realized gain	(0.02)	—	(0.03)	(0.26)	—
Total Distributions	(0.66)	(0.70)	(0.31)	(0.50)	(0.17)
Net Asset Value, End of Period	$9.99	$10.16	$9.85	$9.96	$10.32
Total Return(2)	4.88%	10.50%	2.16%	1.31%	11.29%
Net Assets, End of Period (millions)	$42	$67	$72	$108	$60
Ratios to Average Net Assets:
Gross expenses(3)	1.48%	1.52%	1.60%	1.60%	1.64%
Net expenses(3)(4)(5)	1.08%	1.08%	1.15%	1.16%	1.25%
Net investment income(4)(5)	4.96%	5.36%	3.24%	1.10%	1.52%
Portfolio Turnover Rate(6)	58%	79%	70%	90%	150%

(1)
Per share amounts have been calculated using the average shares method.

(2)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Ratios include interest and dividend expense on short sales which represent 0.03% , 0.08%, 0.15%, 0.19% and 0.22% for the year ended February 28, 2025, for the year ended February 29, 2024, for the year ended February 28, 2023, for the year ended February 28, 2022 and for the year ended February 28, 2021, respectively.

(4)
Reflects fee waivers and/or expense reimbursements.

(5)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(6)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class I
	2025	2024	2023	2022(1)
Net asset value, Beginning of Period	$10.48	$8.70	$9.56	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.04	0.03	0.01
Net realized and unrealized gain (loss)	1.52	1.78	(0.85)	(0.44)
Total Income (Loss) from Operations . . . . . . . . . .	1.54	1.82	(0.82)	(0.43)
Less Distributions From:
Net investment income	(0.04)	(0.04)	(0.02)	(0.01)
Net realized gain	—	—	(0.02)	—
Total Distributions	(0.04)	(0.04)	(0.04)	(0.01)
Net Asset Value, End of Period	$11.98	$10.48	$8.70	$9.56
Total Return(3)	14.70%	20.91%	(8.56)%	(4.33)%(4)
Net Assets, End of Period (millions)	$96	$98	$99	$123
Ratios to Average Net Assets:
Gross expenses	1.22%	1.31%	1.40%	1.40%(5)
Net expenses(6)	1.16%	1.19%	1.29%	1.27%(5)
Net investment income(6)	0.18%	0.47%	0.33%	0.27%(5)
Portfolio Turnover Rate(7)	9%	5%	5%	2%(4)

(1)
Figures are for the period from Class inception (26 October, 2021) through the period ended February 28, 2022.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2024), unless otherwise noted:
	Class Z
	2025	2024	2023	2022(1)
Net asset value, Beginning of Period	$10.35	$8.60	$9.44	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.04	0.06	0.04	0.01
Net realized and unrealized gain (loss)	1.49	1.74	(0.83)	(0.56)
Total Income (Loss) from Operations . . . . . . . . . .	1.53	1.80	(0.79)	(0.55)
Less Distributions From:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)
Net realized gain	—	—	(0.02)	—
Total Distributions	(0.05)	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$11.83	$10.35	$8.60	$9.44
Total Return(3)	14.93%	20.95%	(8.33)%	5.51%(4)
Net Assets, End of Period (millions)	$2	$2	$2	$2
Ratios to Average Net Assets:
Gross expenses	1.06%	1.15%	1.25%	1.22%(5)
Net expenses(6)	1.00%	1.04%	1.14%	1.04%(5)
Net investment income(6)	0.33%	0.63%	0.48%	0.30%(5)
Portfolio Turnover Rate(7)	9%	5%	5%	2%(4)

(1)
Figures are for the period from Class inception (December 2, 2021) through the period ended February 28, 2022.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Real Assets Fund

For a share of beneficial interest outstanding throughout the period ended February 28, 2025, unless otherwise noted:
Class I
2025(1)
Net asset value, Beginning of Period	$2.24(10)
Income from Operations:
Net investment income(2)	0.01
Net realized and unrealized gain	(0.05)
Total Income from Operations	(0.04)
Less Distributions From:
Net investment income	(0.00)(3)
Total Distributions	(0.00)(3)
Net Asset Value, End of Period	$2.20
Total Return(4)	(1.54)%(5)
Net Assets, End of Period (millions)	$292
Ratios to Average Net Assets:
Gross expenses	1.49%(6)
Net expenses(7)(8)	1.24%(6)
Net investment income(7)(8)	1.86%(6)
Portfolio Turnover Rate(9)	27%(5)

(1)
The information is for the period from November 14, 2024, when the Fund reopened, through the period ended February 28, 2025 (Note 1).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Amounts represent less than 0.01.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(9)
Reflects the rate for the Fund as a whole; not on a share class basis.

(10)
Reflects opening NAV on November 14, 2024.

See Notes to Financial Statements.

Financial Highlights (concluded)
Destinations Real Assets Fund

For a share of beneficial interest outstanding throughout the period ended February 28, 2025, unless otherwise noted:
Class Z
2025(1)
Net asset value, Beginning of Period	$1.99(9)
Income from Operations:
Net investment income(2)	0.01
Net realized and unrealized gain	(0.04)
Total Income from Operations	(0.03)
Less Distributions From:
Net investment income	(0.01)
Total Distributions	(0.01)
Net Asset Value, End of Period	$1.95
Total Return(3)	(1.71)%(4)
Net Assets, End of Period (millions)	$23
Ratios to Average Net Assets:
Gross expenses	1.39%(5)
Net expenses(6)(7)	1.13%(5)
Net investment income(6)(7)	1.88%(5)
Portfolio Turnover Rate(8)	27%(4)

(1)
The information is for the period from November 14, 2024, when the Fund reopened, through the period ended February 28, 2025 (Note 1).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Does not reflect the proportionate share of expenses and income of the underlying fund in which the Fund invests.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

(9)
Reflects opening NAV on November 14, 2024.

See Notes to Financial Statements.

Notes to Financial Statements
February 28, 2025

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund and Destinations Real Assets Fund (reopened on November 14, 2024) (individually, a “Fund” and collectively, the “Funds”). The Destinations Funds are used to implement certain model-based advisory programs. Client assets from such advisory programs were reallocated into the Fund as of November 14, 2024, and, accordingly, audited financial statements have only been provided for the period from November 14, 2024 until the Fund's fiscal year end on February 28, 2025. Because the Fund was not an active component in those advisory programs during its 2022, 2023 and 2024 fiscal years, there were no audited financial statements for the Fund during those fiscal years. For the Fund's 2022, 2023 and 2024 fiscal years, the Adviser was the sole beneficial owner of the Fund, and the Fund had only de minimis assets, which consisted entirely of cash. Because the Fund was not obligated to conduct an audit for the fiscal years ended 2022, 2023 and 2024, unaudited financial statements for those time periods have not been included within this report. Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments (“Brinker Capital” or the “Adviser”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).
Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$61,755,902	$61,755,902	$—	$—
Communications	538,889,012	538,889,012	—	—
Consumer Cyclical	466,381,993	466,381,993	—	—
Consumer Non-cyclical	662,068,546	662,068,546	—	—
Energy	124,330,033	124,330,033	—	—
Financial	685,512,602	685,512,602	—	—
Industrial	303,945,895	303,945,895	—	—
Technology	968,011,255	966,955,528	—	1,055,727
Utilities	44,165,630	44,165,630	—	—
Exchange Traded Funds (ETFs)	101,499,699	101,499,699	—	—
Preferred Stocks	2,730,747	—	—	2,730,747
Short-Term Investments:
Time Deposits	46,729,399	—	46,729,399	—
Money Market Fund	11,020,047	11,020,047	—	—
Total Investments, at value	$4,017,040,760	$3,966,524,887	$46,729,399	$3,786,474
Other Financial Instruments – Liabilities
Futures Contracts	$(64,063)	$(64,063)	$—	$—
Total Other Financial Instruments – Liabilities	$(64,063)	$(64,063)	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$31,753,086	$31,753,086	$—	$—
Communications	21,817,148	21,817,148	—	—
Consumer Cyclical	92,754,370	92,754,370	—	—
Consumer Non-cyclical	147,889,234	147,889,052	—	182
Energy	37,939,010	37,939,010	—	—
Financial	147,300,683	147,300,683	—	—
Government	29,490	29,490	—	—
Industrial	124,075,459	124,075,459	—	—
Technology	82,891,670	82,854,154	—	37,516
Utilities	19,547,686	19,547,686	—	—
Exchange Traded Funds (ETFs)	23,670,297	23,670,297	—	—
Limited Partnership	38,067	38,067	—	—
Closed-End Fund	3,020	3,020	—	—
Warrants	226	226	—	—
Short-Term Investments:
Time Deposits	26,657,659	—	26,657,659	—
Money Market Fund	7,372,963	7,372,963	—	—
Total Investments, at value	$763,740,068	$737,044,711	$26,657,659	$37,698
Other Financial Instruments – Liabilities
Futures Contracts	$(118,007)	$(118,007)	$—	$—
Total Other Financial Instruments – Liabilities	$(118,007)	$(118,007)	$—	$—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$39,441,060	$—	$39,441,060	$—
Austria	2,560,860	—	2,560,860	—
Belgium	3,356,953	—	3,356,953	—
Bermuda	3,973,948	—	3,973,948	—
Brazil	25,037,556	4,396,481	20,641,075	—
Cambodia	16,927	—	16,927	—
Canada	117,793,863	22,737,513	95,056,350	—
Chile	148,480	—	148,480	—
China	71,422,963	25,106,824	46,316,139	—
Denmark	23,797,077	4,817,141	18,979,936	—
Finland	16,244,520	—	16,244,520	—
France	153,895,394	—	153,895,394	—
Germany	125,253,868	—	125,253,868	—
Greece	1,693,421	—	1,693,421	—
Hong Kong	39,627,148	—	39,627,148	—
India	98,344,642	2,348,104	95,996,538	—
Indonesia	11,437,331	—	11,437,331	—
Ireland	30,003,602	8,082,862	21,920,740	—
Israel	7,368,116	3,983,960	3,384,156	—
Italy	55,053,348	—	55,053,348	—
Japan	271,829,003	—	271,829,003	—
Luxembourg	7,335,261	2,958,216	4,377,045	—
Macau	132,451	—	132,451	—
Mexico	2,702,391	—	2,702,391	—
Netherlands	65,119,431	2,208,208	62,911,223	—
New Zealand	1,269,066	—	1,269,066	—
Norway	18,553,405	—	18,553,405	—
Peru	2,020,724	2,020,724	—	—
Philippines	4,006,050	—	4,006,050	—
Poland	5,736,515	—	5,736,515	—
Portugal	7,145,119	—	7,145,119	—
Russia	746	—	—	746
Saudi Arabia	3,928,408	—	3,928,408	—
Singapore	16,368,808	3,019,368	13,349,440	—
South Africa	2,768,463	794,831	1,973,632	—
South Korea	61,613,387	—	61,613,387	—
Spain	29,043,072	—	29,043,072	—
Sweden	39,688,299	—	39,688,299	—
Switzerland	98,759,923	2,529,960	96,229,963	—
Taiwan	75,518,048	10,928,384	64,589,664	—
Thailand	2,337,338	—	2,337,338	—
Turkey	2,360,271	—	2,360,271	—
United Arab Emirates	1,032,968	—	1,032,968	—
United Kingdom	200,675,424	8,086,306	192,396,948	192,170
United States	37,511,128	33,575,806	2,852,646	1,082,676
Uruguay	10,288,948	10,288,948	—	—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Vietnam	$1,589,511	$—	$1,589,511	$—
Exchange Traded Funds (ETFs)	98,999,951	98,999,951	—	—
Preferred Stocks:
Germany	5,721,923	—	5,721,923	—
United States	60,569	—	—	60,569
Warrants:
Canada	—*	—	—	—*
United States	769	769	—	—
Right	49	—	49	—
Short-Term Investments:
Time Deposits	26,444,421	—	26,444,421	—
U.S. Government Agency	6,937,404	—	6,937,404	—
Money Market Fund	18,636,752	18,636,752	—	—
Total Investments, at value	$1,952,607,073	$265,521,108	$1,685,749,804	$1,336,161
Other Financial Instruments – Assets
Futures Contracts	$45,798	$45,798	$—	$—
OTC Total Return Swaps	715,002	—	715,002	—
Total Other Financial Instruments – Assets	$760,800	$45,798	$715,002	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(25,424)	$(24,596)	$(828)	$—
OTC Total Return Swaps	(4,612,577)	—	(4,612,577)	—
Total Other Financial Instruments – Liabilities	$(4,638,001)	$(24,596)	$(4,613,405)	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$14,104,591	$7,189,994	$6,914,597	$—
Communications	23,610,651	16,970,783	6,639,868	—
Consumer Cyclical	32,009,680	27,058,247	4,951,433	—
Consumer Non-cyclical	95,420,587	64,346,913	31,073,674	—
Energy	41,068,513	21,608,942	19,459,571	—
Financial	100,736,649	65,692,769	35,043,880	—
Industrial	44,609,947	26,377,404	18,232,543	—
Technology	20,062,767	18,575,704	1,487,063	—
Utilities	52,408,363	42,143,376	10,264,987	—
Exchange Traded Funds (ETFs)	77,092,205	77,092,205	—	—
Short-Term Investments:
Time Deposits	9,439,615	—	9,439,615	—
Total Investments, at value	$510,563,568	$367,056,337	$143,507,231	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(196,275)	$(196,275)	$—	$—
Total Other Financial Instruments – Liabilities	$(196,275)	$(196,275)	$—	$—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$487,155,494	$—	$487,155,494	$—
U.S. Government Agencies & Obligations	401,329,614	—	401,329,614	—
Collateralized Mortgage Obligations	314,838,318	—	314,838,318	—
Corporate Bonds & Notes	297,168,077	—	297,168,077	—
Asset-Backed Securities	213,868,703	—	213,868,703	—
Sovereign Bonds	11,606,573	—	11,606,573	—
Senior Loans	11,206,970	—	11,206,970	—
Municipal Bonds	2,106,111	—	2,106,111	—
Open-End Fund	31,853,596	31,853,596	—	—
Common Stocks	9,268	9,268	—	—
Short-Term Investments:
Time Deposits	52,954,675	—	52,954,675	—
U.S. Government Obligation	5,475,626	—	5,475,626	—
Total Investments, at value	$1,829,573,025	$31,862,864	$1,797,710,161	$—
Other Financial Instruments – Assets
Futures Contracts	$132,586	$132,586	$—	$—
Centrally Cleared Interest Rate Swap	788,533	—	788,533	—
Total Other Financial Instruments – Assets	$921,119	$132,586	$788,533	$—
Other Financial Instruments – Liabilities
Futures Contracts	$(270,470)	$(270,470)	$—	$—
Centrally Cleared Interest Rate Swap	(275,848)	—	(275,848)	—
Forward Sale Commitments	(31,207,416)	—	(31,207,416)	—
Total Other Financial Instruments – Liabilities	$(31,753,734)	$(270,470)	$(31,483,264)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$5,229,869	$—	$5,229,869	$—
Communications	7,886,008	—	7,886,008	—
Consumer Cyclical	13,877,155	—	13,877,155	—
Consumer Non-cyclical	32,700,148	—	26,379,548	6,320,600
Energy	12,319,949	—	12,319,949	—
Financial	15,649,092	—	15,649,092	—
Healthcare	4,390,518	—	—	4,390,518
Industrial	4,881,273	—	4,881,273	—
Technology	12,252,945	—	12,252,945	—
Utilities	2,448,498	—	2,448,498	—
Collateralized Mortgage Obligations	36,923,546	—	36,923,546	—
Asset-Backed Securities	36,790,677	—	36,790,677	—
U.S. Government Agencies & Obligations	29,329,418	—	29,329,418	—
Senior Loans:
Netherlands	4,378,320	—	4,378,320	—
United States	11,167,988	—	5,605,016	5,562,972
Mortgage-Backed Securities	1,254,333	—	1,254,333	—
Sovereign Bonds	344,048	—	344,048	—
Exchange Traded Fund (ETF)	49,402,298	49,402,298	—	—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund (continued)
Investments, at value (continued)
Common Stocks:
Consumer Non-cyclical	$1,004,614	$—	$—	$1,004,614
Diversified	10,195,006	10,195,006	—	—
Financial	342,520	—	—	342,520
Preferred Stocks	2,813,721	2,813,721	—	—
Rights	91,570	91,570	—	—
Warrants	15,729	15,729	—	—
Short-Term Investments:
Commercial Papers	10,004,407	—	10,004,407	—
Corporate Note	293,692	—	—	293,692
Time Deposits	15,167,838	—	15,167,838	—
Total Investments, at value	$321,155,180	$62,518,324	$240,721,940	$17,914,916
Other Financial Instruments – Liabilities
Forward Foreign Currency Contracts	$(80,750)	$—	$(80,750)	$—
Total Other Financial Instruments – Liabilities	$(80,750)	$—	$(80,750)	$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Australia	$8,924,540	$—	$8,924,540	$—
Austria	4,640,289	—	4,640,289	—
Bermuda	2,557,506	—	2,557,506	—
Brazil	9,223,357	—	9,223,357	—
British Virgin Islands	1,456,476	—	1,456,476	—
Canada	27,410,531	—	27,410,531	—
Cayman Islands	16,779,076	—	16,779,076	—
Chile	11,250,155	—	11,250,155	—
Colombia	4,327,099	—	4,327,099	—
Czech Republic	860,006	—	860,006	—
Dominican Republic	203,330	—	203,330	—
France	3,481,379	—	3,481,379	—
Germany	15,885,631	—	15,885,631	—
Gibraltar	4,863,701	—	4,863,701	—
Guatemala	1,488,750	—	1,488,750	—
Hungary	2,205,859	—	2,205,859	—
India	11,403,317	—	11,403,317	—
Indonesia	7,929,583	—	7,929,583	—
Ireland	3,096,195	—	3,096,195	—
Isle of Man	2,347,905	—	2,347,905	—
Italy	7,965,624	—	7,965,624	—
Japan	2,467,597	—	2,467,597	—
Jersey, Channel Islands	4,188,048	—	4,188,048	—
Kuwait	1,997,632	—	1,997,632	—
Liberia	50,379	—	50,379	—
Luxembourg	40,413,704	—	40,413,704	—
Mauritius	2,998,186	—	2,998,186	—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Corporate Bonds & Notes: (continued)
Mexico	$31,304,127	$—	$31,304,127	$—
Morocco	2,987,986	—	2,987,986	—
Multinational	5,865,714	—	5,865,714	—
Netherlands	21,025,888	—	21,025,888	—
Norway	7,957,932	—	7,957,932	—
Panama	1,895,000	—	1,895,000	—
Paraguay	1,261,192	—	1,261,192	—
Peru	21,129,233	—	21,129,233	—
Poland	1,824,445	—	1,824,445	—
Portugal	—*	—	—*	—
Romania	1,937,962	—	1,937,962	—
Serbia	1,599,907	—	1,599,907	—
Singapore	15,544,832	—	15,544,832	—
Spain	5,260,026	—	5,260,026	—
Sweden	10,104,144	—	10,104,144	—
United Kingdom	44,700,195	—	44,700,195	—
United States	191,438,465	—	184,900,997	6,537,468
Senior Loans	64,011,657	—	62,731,573	1,280,084
U.S. Government Agencies & Obligations	9,734,865	—	9,734,865	—
Sovereign Bonds	8,354,932	—	8,354,932	—
Asset-Backed Securities	5,144,101	—	5,144,101	—
Collateralized Mortgage Obligations	3,760,564	—	3,760,564	—
Common Stocks:
Norway	382,646	382,646	—	—
United Kingdom	3,499,990	3,499,990	—	—
United States	10,608,681	3,428,097	—	7,180,584
Exchange Traded Fund (ETF)	7,441,932	7,441,932	—	—
Preferred Stocks	7,291,128	7,291,128	—	—
Warrants:
Bermuda	—*	—	—	—*
Israel	—*	—	—	—*
United States	203,768	236	—	203,532
Right	68,000	68,000	—	—
Short-Term Investments:
Commercial Paper	4,574,205	—	4,574,205	—
Corporate Note	433,025	—	—	433,025
Time Deposits	41,019,224	—	41,019,224	—
Money Market Fund	509,790	509,790	—	—
Total Investments, at value	$733,291,411	$22,621,819	$695,034,899	$15,634,693
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$45,906	$—	$45,906	$—
Total Other Financial Instruments – Assets	$45,906	$—	$45,906	$—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Other Financial Instruments – Liabilities
Options Contracts Written	$(206,850)	$(206,850)	$—	$—
Forward Foreign Currency Contracts	(898,053)	—	(898,053)	—
Short Sales:
Corporate Bonds & Notes	(5,328,731)	—	(5,328,731)	—
Total Other Financial Instruments – Liabilities	$(6,433,634)	$(206,850)	$(6,226,784)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$718,064,047	$—	$718,064,047	$—
Exchange Traded Fund (ETF)	11,761,226	11,761,226	—	—
Short-Term Investments:
Municipal Bond	5,331,544	—	5,331,544	—
Time Deposits	13,703,995	—	13,703,995	—
Money Market Fund	4,273,575	4,273,575	—	—
Total Investments, at value	$753,134,387	$16,034,801	$737,099,586	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$140,577,882	$—	$140,577,882	$—
Asset-Backed Securities	103,354,910	—	103,354,910	—
Corporate Bonds & Notes	57,500,364	—	57,500,364	—
Senior Loans	13,316,607	—	13,316,607	—
Common Stocks	118,343,774	118,343,774	—	—
Open-End Fund	63,532,283	63,532,283	—	—
Preferred Stock	7,561,542	7,561,542	—	—
Warrants	298,738	298,738	—	—
Right	166,822	166,822	—	—
Short-Term Investments:
Time Deposits	72,402,254	—	72,402,254	—
Money Market Fund	4,402,543	4,402,543	—	—
Total Investments, at value	$581,457,719	$194,305,702	$387,152,017	$—
Other Financial Instruments – Assets
OTC Total Return Swaps	$195,664	$—	$195,664	$—
OTC Credit Default Swaps	5,067,097	—	5,067,097	—
Total Other Financial Instruments – Assets	$5,262,761	$—	$5,262,761	$—
Other Financial Instruments – Liabilities
OTC Total Return Swaps	$(44,672)	$—	$(44,672)	$—
Securities Sold Short:
Corporate Bond & Note	(1,157,437)	—	(1,157,437)	—
Common Stock	(504,058)	(504,058)	—	—
Total Other Financial Instruments – Liabilities	$(1,706,167)	$(504,058)	$(1,202,109)	$—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
	Total Fair Value at February 28, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$96,898,630	$96,898,630	$—	$—
Purchased Options	961,540	961,540	—	—
Short-Term Investments:
Time Deposit	1,010,176	—	1,010,176	—
Total Investments, at value	$98,870,346	$97,860,170	$1,010,176	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(494,305)	$(494,305)	$—	$—
Total Other Financial Instruments – Liabilities	$(494,305)	$(494,305)	$—	$—
Destinations Real Assets Fund***
Investments, at value
Common Stocks:
Australia	$9,918,028	$—	$9,918,028	$—
Belgium	2,033,863	634,877	1,398,986	—
Bermuda	188,209	188,209	—	—
Canada	28,998,978	12,922,885	16,076,093	—
China	869,529	—	869,529	—
Denmark	754,533	—	754,533	—
France	4,913,197	—	4,913,197	—
Germany	3,727,597	—	3,727,597	—
Greece	696,814	—	696,814	—
Hong Kong	5,151,317	—	5,151,317	—
Ireland	1,294,597	1,274,778	19,819	—
Isle of Man	203,068	203,068	—	—
Italy	7,058,020	—	7,058,020	—
Japan	9,405,354	—	9,405,354	—
Luxembourg	1,635,328	1,635,328	—	—
Mexico	3,890,863	2,553,179	1,337,684	—
Netherlands	2,109,124	—	2,109,124	—
New Zealand	3,231,651	—	3,231,651	—
Norway	179,969	179,969	—	—
Philippines	188,381	—	188,381	—
Singapore	2,810,107	—	2,810,107	—
South Africa	328,308	328,308	—	—
Spain	13,765,577	—	13,765,577	—
Sweden	1,346,878	—	1,346,878	—
Switzerland	483,141	—	483,141	—
United Kingdom	21,307,265	1,758,169	19,549,096	—
United States	155,496,131	153,252,500	2,243,631	—
Exchange Traded Funds (ETFs)	25,834,890	25,834,890	—	—
Limited Partnerships	1,309,190	1,309,190	—	—
Closed-End Funds	948,436	—	948,436	—
Short-Term Investments:
Time Deposits	5,109,146	—	5,109,146	—
Money Market Fund	2,031,210	2,031,210	—	—
Total Investments, at value	$317,218,699	$204,106,560	$113,112,139	$—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)

*
Includes securities that are fair valued by the Board at $0.

**
The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

***
The Fund reopened on November 14, 2024 (Note 1).

	Fair Value at February 28, 2025	Valuation Technique	Unobservable Input	Range	Weighted Average
Destinations Low Duration Fixed Income Fund
Senior Loans	$5,562,972	Prior Transaction Analysis	Transaction Price	79 -99.50	89.56
Common Stock	$342,520	Prior Transaction Analysis	Transaction Price	0.05 – 1.25	1.25
Common Stock	$1,004,614	Next Round Financing	Discounted Price Share 15% Enterprise Value $60M	1.20	1.20
Corporate Bond	$6,614,292	Prior Transaction Analysis	Transaction Price	0.20 – 85	81.24
Corporate Bond	$4,390,518	Next Round Financing	Discounted Price Share 15% Enterprise Value $60M	75.25	75.25
Total	$17,914,916
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$1,280,084	Prior Transaction Analysis	Transaction Price	83.00	83.00
Common Stock	$204,341	Prior Transaction Analysis	Transaction Price	0.05 – 14	13.94
Common Stock	$3,415,135	Next Round Financing	Discounted Price Share 15% Enterprise Value $60M	1.20	1.20
Common Stock	$3,764,640	Market Comparables	Enterprise Value/EBITDA multiple	4.24X	4.24X
Corporate Bond	$5,720,025	Prior Transaction Analysis	Transaction Price	0.20 – 85	78.58
Corporate Bond	$1,250,468	Spread-Based Valuation	Spread to Worst	+301	+301
Total	$15,634,693
The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the year ended February 28, 2025:
	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Preferred Stocks	Warrants	Short Terms
Destinations Low Duration Fixed Income Fund
Balance as of February 29, 2024	$17,699,942	$12,718,313	$2,895,327	$617,841	$—	$—	$1,468,461
Purchases	5,609,579	4,880,726	—	728,853	—	—	—
(Sales/Paydowns)	(8,143,039)	(6,645,259)	(29,319)	—	—	—	(1,468,461)
Total realized gain (loss)	47,863	48,683	(635)	(185)	—	—	—
Change in unrealized appreciation (depreciation)	3,754	(291,345)	782	625	—	—	293,692
Transfers In	2,696,817	—	2,696,817	—	—	—	—
Transfers Out	—	—	—	—	—	—	—
Balance as of February 28, 2025	$17,914,916	$10,711,118	$5,562,972	$1,347,134	$—	$—	$293,692
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2025	$(254,079)	$935,589	$(15,368)	$469	$—	$—	$(1,174,769)
Destinations Global Fixed Income Opportunities Fund
Balance as of February 29, 2024	$16,823,495	$10,112,963	$159,610	$3,894,615	$491,184	$—	$2,165,123
Purchases	5,006,052	497,116	—	4,003,437	—	505,499	—
(Sales/Paydowns)	(7,003,130)	(3,589,885)	—	(818,336)	(429,786)	—	(2,165,123)
Total realized gain (loss)	(781,465)	(812,181)	—	30,716	—	—	—

Notes to Financial Statements
February 28, 2025 (continued)

3. Investment valuation (continued)
	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Preferred Stocks	Warrants	Short Terms
Destinations Global Fixed Income Opportunities Fund (continued)
Change in unrealized appreciation (depreciation)	$309,657	$329,455	$(159,610)	$70,152	$(61,398)	$(301,967)	$433,025
Transfers In	1,280,084	—	1,280,084	—	—	—	—
Transfers Out	—	—	—	—	—	—	—
Balance as of February 28, 2025	$15,634,693	$13,053,068	$1,280,084	$7,180,584	$—	$203,532*	$433,025
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2025	$(1,657,431)	$168,139	$(159,610)	$368,105	$—	$(301,967)	$(1,732,098)

*
Includes securities that are fair valued at $0.

Level 3 investments held during and at the end of the year ended February 28, 2025 in relation to net assets of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund and Destinations International Equity Fund were not significant (0.09%, 0.01%, and 0.07% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the year ended February 28, 2025 is not presented.
4. Accounting for Derivative Instruments
Certain Funds use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds purchase options to manage exposure to certain changes in the market. A Fund

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2025:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$—	$—	$—	$64,063	$64,063
	$—	$—	$—	$64,063	$64,063

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$474,035	$474,035
	$—	$—	$—	$474,035	$474,035
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(254,201)	$(254,201)
	$—	$—	$—	$(254,201)	$(254,201)
Destinations Small-Mid Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$—	$—	$—	$118,007	$118,007
	$—	$—	$—	$118,007	$118,007
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$180,964	$180,964
	$—	$—	$—	$180,964	$180,964
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(157,737)	$(157,737)
	$—	$—	$—	$(157,737)	$(157,737)

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$45,798	$45,798
Unrealized appreciation on swaps contracts(d)	—	—	—	715,002	715,002
	$—	$—	$—	$760,800	$760,800
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$25,424	$25,424
Unrealized depreciation on swaps contracts(f)	—	—	—	4,612,577	4,612,577
	$—	$—	$—	$4,638,001	$4,638,001
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$5,349	$5,349
Net realized gain (loss) on options contracts written	—	—	—	193,141	193,141
Net realized gain (loss) on swaps contracts	—	—	—	625,780	625,780
	$—	$—	$—	$824,270	$824,270
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$6,763	$6,763
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	40,567	40,567
Net change in unrealized appreciation (depreciation) on swaps contracts	—	—	—	(3,637,183)	(3,637,183)
	$—	$—	$—	$(3,589,853)	$(3,589,853)
Destinations Equity Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$196,275	$196,275
	$—	$—	$—	$196,275	$196,275

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$133,974	$133,974
	$—	$—	$—	$133,974	$133,974
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(10,014)	$(10,014)
	$—	$—	$—	$(10,014)	$(10,014)
Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$132,586	$—	$—	$—	$132,586
Unrealized appreciation on swaps contracts(d)	788,533	—	—	—	788,533
	$921,119	$—	$—	$—	$921,119
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$270,470	$—	$—	$—	$270,470
Unrealized depreciation on swaps contracts(f)	275,848	—	—	—	275,848
	$546,318	$—	$—	$—	$546,318
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$(448,022)	$—	$—	$—	$(448,022)
Net realized gain (loss) on swaps contracts	(101,372)	—	—	—	(101,372)
	$(549,394)	$—	$—	$—	$(549,394)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$(35,428)	$—	$—	$—	$(35,428)
Net change in unrealized appreciation (depreciation) on swaps contracts	(199,327)	—	—	—	(199,327)
	$(234,755)	$—	$—	$—	$(234,755)

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on forward currency contracts(g)	$—	$80,750	$—	$—	$80,750
	$—	$80,750	$—	$—	$80,750
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$495,276	$—	$—	$495,276
	$—	$495,276	$—	$—	$495,276
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(3,833)	$—	$—	$(3,833)
	$—	$(3,833)	$—	$—	$(3,833)
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward currency contracts(g)	$—	$45,906	$—	$—	$45,906
	$—	$45,906	$—	$—	$45,906
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$206,850	$206,850
Unrealized depreciation on forward currency contracts(h)	—	898,053	—	—	898,053
	$—	$898,053	$—	$206,850	$1,104,903

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$30,482	$30,482
Net realized gain (loss) on forward foreign currency contracts	—	3,173,499	—	—	3,173,499
	$—	$3,173,499	$—	$30,482	$3,203,981
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(169,143)	$(169,143)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(768,490)	—	—	(768,490)
	$—	$(768,490)	$—	$(169,143)	$(937,633)
Destinations Municipal Fixed Income Fund
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$3,344	$—	$—	$—	$3,344
	$3,344	$—	$—	$—	$3,344
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$8,085	$—	$—	$—	$8,085
	$8,085	$—	$—	$—	$8,085
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swaps contracts(d)	$—	$—	$5,067,097	$195,664	$5,262,761
	$—	$—	$5,067,097	$195,664	$5,262,761
Liability derivatives
Unrealized depreciation on swaps contracts(f)	$—	$—	$—	$44,672	$44,672
	$—	$—	$—	$44,672	$44,672

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$133,326	$133,326
Net realized gain (loss) on swaps contracts	—	—	5,623,932	8,760,083	14,384,015
	$—	$—	$5,623,932	$8,893,409	$14,517,341
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(116,046)	$(116,046)
Net change in unrealized appreciation (depreciation) on swaps contracts	—	—	(8,744,293)	119,910	(8,624,383)
	$—	$—	$(8,744,293)	$3,864	$(8,740,429)
Destinations Shelter Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased option contracts(i)	$—	$—	$—	$961,540	$961,540
	$—	$—	$—	$961,540	$961,540
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$494,305	$494,305
	$—	$—	$—	$494,305	$494,305
Effect of Derivative Instruments on the Statements of Operations of February 28, 2025
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(3,817,717)	$(3,817,717)
Net realized gain (loss) on options contracts written	—	—	—	144,892	144,892
	$—	$—	$—	$(3,672,825)	$(3,672,825)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased options	$—	$—	$—	$198,103	$198,103
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	713,278	713,278
	$—	$—	$—	$911,381	$911,381

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

(e)
Statements of Assets and Liabilities location: Options contracts written, at value.

(f)
Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

(g)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(h)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(i)
Statements of Assets and Liabilities location: Investments, at value.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the year ended February 28, 2025 were as follows:
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$1,961,599
Destinations Small-Mid Cap Equity Fund
Average notional amounts
Futures contracts	$1,208,107
Destinations International Equity Fund
Average notional amounts
Options contracts written	$20,359(a)
Forward foreign currency contracts	$139,439(b)
Futures contracts	$3,897,060
Swap contracts	$13,966,219
Destinations Equity Income Fund
Average notional amounts
Options contracts written	$47,590
Forward foreign currency contracts	$125,979(c)
Destinations Core Fixed Income Fund
Average notional amounts
Futures contracts	$84,178,328
Swap contracts	$9,800,000
Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$15,550,141

Notes to Financial Statements
February 28, 2025 (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Options contracts written	$122,024
Forward foreign currency contracts	$65,414,301
Destinations Municipal Fixed Income Fund
Average notional amounts
Futures contracts	$707,414(c)
Destinations Multi Strategy Alternatives Fund
Average notional amounts
Options contracts written	$17,280
Swap contracts	$189,196,755
Destinations Shelter Fund
Average notional amounts
Options contracts purchased	$420,107
Options contracts written	$608,626
Destinations Real Assets Fund*
Average notional amounts
Forward foreign currency contracts	$6,111(c)

(a)
Positions were open for seven months during the year.

(b)
Positions were open for two months during the year.

(c)
Positions were open for one month during the year.

*
The Fund reopened on November 14, 2024 (Note 1).

5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).
The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2025.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$10,835,592	$—	$(10,835,592)	$—
Destinations Small-Mid Cap Equity Fund	7,413,039	—	(7,371,962)	40,077*
Destinations International Equity Fund	17,778,944	—	(17,778,944)	—
Destinations Global Fixed Income Opportunities Fund	502,260	—	(502,260)	—
Destinations Municipal Fixed Income Fund	4,199,714	—	(4,199,714)	—
Destinations Multi Strategy Alternatives Fund	4,346,637	—	(4,346,637)	—
Destinations Real Assets Fund**	1,988,542	—	(1,988,542)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $11,020,047, $7,372,962, $18,636,752, $509,790, $4,273,575, $4,402,543 and $2,031,210, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

*
The collateral will be adjusted the next business day to maintain the required collateral amount.

**
The Fund reopened on November 14, 2024 (Note 1).

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
The table below represents the disaggregation at February 28, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of February 28, 2025
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund Securities Lending Transactions
Common Stocks	$11,020,047	$—	$—	$—	$11,020,047
Total Borrowings	$11,020,047	$—	$—	$—	$11,020,047
Gross amount of recognized liabilities for securities lending transactions					$11,020,047
Destinations Small-Mid Cap Equity Fund Securities Lending Transactions
Common Stocks	$7,372,962	$—	$—	$—	$7,372,962
Total Borrowings	$7,372,962	$—	$—	$—	$7,372,962
Gross amount of recognized liabilities for securities lending transactions					$7,372,962
Destinations International Equity Fund Securities Lending Transactions
Common Stocks	$18,636,752	$—	$—	$—	$18,636,752
Total Borrowings	$18,636,752	$—	$—	$—	$18,636,752
Gross amount of recognized liabilities for securities lending transactions					$18,636,752
Destinations Global Fixed Income Opportunities Fund Securities Lending Transactions
Common Stocks	$509,790	$—	$—	$—	$509,790
Total Borrowings	$509,790	$—	$—	$—	$509,790
Gross amount of recognized liabilities for securities lending transactions					$509,790
Destinations Municipal Fixed Income Fund Securities Lending Transactions
Common Stocks	$4,273,575	$—	$—	$—	$4,273,575
Total Borrowings	$4,273,575	$—	$—	$—	$4,273,575
Gross amount of recognized liabilities for securities lending transactions					$4,273,575
Destinations Multi Strategy Alternatives Fund Securities Lending Transactions
Common Stocks	$4,402,528	$—	$—	$—	$4,402,528
Warrants	15	—	—	—	15
Total Borrowings	$4,402,543	$—	$—	$—	$4,402,543
Gross amount of recognized liabilities for securities lending transactions					$4,402,543
Destinations Real Assets Fund* Securities Lending Transactions
Common Stocks	$2,031,210	$—	$—	$—	$2,031,210
Total Borrowings	$2,031,210	$—	$—	$—	$2,031,210
Gross amount of recognized liabilities for securities lending transactions					$2,031,210

*
The Fund reopened on November 14, 2024 (Note 1).

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income, Destinations Multi Strategy Alternatives and Destinations Shelter Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity and Destinations International Equity to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Taxes. The Trust’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Trust may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Trust has reviewed the tax positions for the open tax years as of February 28, 2025 and has determined that no provision for income tax and/or uncertain tax positions is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
As of February 28, 2025, the Funds had no wholly or partially unfunded loans positions.
(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2025 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2025.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund
Options contracts	$—	$25,424
Swap contracts	$715,002	$4,612,577
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$715,002	$4,638,001
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts	$—	$80,750
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$80,750
Destinations Global Fixed Income Opportunities Fund
Forward foreign currency contracts	$45,906	$898,053
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$45,906	$898,053
Destinations Multi Strategy Alternatives Fund
Swap contracts	$5,262,761	$44,672
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$5,262,761	$44,672
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2025.
Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations International Equity Fund
Over-the-counter
Goldman Sachs & Co	$715,002	$—	$—	$715,002
Total Over-the-counter derivative instruments	$715,002	$—	$—	$715,002

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations International Equity Fund
Over-the-counter
Morgan Stanley Capital Services LLC	$4,612,577	$—	$(4,612,577)	$—
Total Over-the-counter derivative instruments	$4,612,577	$—	$(4,612,577)	$—
Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$80,750	$—	$—	$80,750
Total Over-the-counter derivative instruments	$80,750	$—	$—	$80,750
Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$45,906	$(45,906)	$—	$—
Total Over-the-counter derivative instruments	$45,906	$(45,906)	$—	$—
Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co	$898,053	$(45,906)	$—	$852,147
Total Over-the-counter derivative instruments	$898,053	$(45,906)	$—	$852,147

Notes to Financial Statements
February 28, 2025 (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$1,765,404	$(44,672)	$—	$1,720,732
Morgan Stanley Capital Services LLC	$3,497,357	$—	$—	$3,497,357
Total Over-the-counter derivative instruments	$5,262,761	$(44,672)	$—	$5,218,089
Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$44,672	$(44,672)	$—	$—
Total Over-the-counter derivative instruments	$44,672	$(44,672)	$—	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(e)
Net amount represents the net amount payable to the counterparty in the event of default.

6. Significant Risks and Uncertainties
(a)
Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

(b)
Asia Region Risk. Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

(c)
Asset-Backed Securities Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. There is a risk that borrowers may default on their obligations in respect of certain underlying obligations of asset-backed securities. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.
(d)
Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in standardized market interest rates. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions incorporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

(e)
Call Risk. If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Strategy, the Strategy may have to reinvest in securities with lower yields or higher of default, which may adversely impact the Strategy’s performance.

(f)
Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

(g)
Collateralized Loan Obligations (CLOs) Risk. CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CLO securities will depend on the performance and characteristics of the related underlying collateral.

(h)
Commercial Paper Risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.

(i)
Commodity Investments Risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, pandemics, epidemics, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
cause the value of shares of the Fund to fall. Exposure to commodities and commodities markets may subject the fund to greater volatility than investments in traditional securities.
(j)
Concentration Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

(k)
Contingent Capital Security Risk. Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Strategy losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

(l)
Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk — that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

(m)
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

(n)
Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the Euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time.

Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.
Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.
(o)
Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference(market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).
Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.
(p)
Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Because a dividend is always a positive contributor to total return, dividend-paying stocks are typically less volatile than non-dividend-paying stocks. Accordingly, the Fund’s performance may lag behind the general market when dividend-paying stocks are out of favor.

(q)
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.
A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
(r)
Europe and United Kingdom Risk. The European financial markets have experienced increased volatility due to concerns about economic downturns, political unrest, war, military conflict, economic sanctions, rising government debt levels, energy crises, and public pandemics, and these events may continue to significantly affect all of Europe. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the Euro, the success of governmental actions to reduce budget deficits, and ongoing uncertainties surrounding Brexit, the formal withdrawal by the United Kingdom from the European Union. In addition, acts of war may amplify already existing geopolitical tensions and could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies.

(s)
Event-Driven Risk. The evaluation of the outcome of a proposed investment opportunity, whether a corporate event such as a merger, acquisition, refinancing, reorganization, regulatory issue, or other investment opportunity, may prove incorrect and the Fund’s return on the investment may be negative. Even if the judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. These risks may be realized for a variety of reasons, such as the inability to finance a transaction, lack of regulatory approval from state, federal or international agencies or failure of shareholders to approve a transaction.

(t)
Exchange-Traded Notes (ETNs) Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.

(u)
Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

(v)
Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk.

Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.
(w)
Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

(x)
Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

(y)
Hedging Risk. The Fund may use derivative investments for hedging purposes. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. In addition, the use of hedging may result in certain adverse tax consequences.

(z)
High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds.

These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.
(aa)
Indian Market and India Region Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform policies within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China. Because the Fund may invest a large percentage of its assets in India, the value of the Fund’s shares may be

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
affected by events that adversely affect India and may fluctuate more than the value of a less concentrated fund’s shares.
(ab)
Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point.

Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates.
Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates. The Fund may face a heightened level of interest rate risk during periods when the Federal Reserve raises interest rates.
(ac)
Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, although the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value. The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, there by adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.
(ad)
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

(ae)
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

(af)
Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a bank loan is acquired through a participation, the Fund generally will have no right to enforce against the borrower compliance by the borrower with the terms of the loan agreement, and the Fund may not benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

(ag)
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

(ah)
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

(ai)
Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

(aj)
MLP Risk. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting the industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

(ak)
Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

(al)
Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub-advisers. In addition, the investment styles of the Sub-advisers may

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.
(am)
Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

(an)
Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

(ao)
Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

(ap)
Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

(aq)
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally beat lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

(ar)
Private Placement Risk. A private placement involves the sale of securities that have not been registered under U.S. or foreign securities laws to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace. Additionally, many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and gauging how the investment is likely to perform over time. The more limited financial information and lack of publicly available prices require the Fund to determine a fair value for such investments. The assignments of fair value prices to private placements consider a wide variety of factors and are reviewed on a regular basis and updated as additional information becomes available. However, the valuation involves a

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
significant amount of judgment by the Fund’s independent pricing service and the fair value prices determined for the Fund could differ from those of other market participants.
(as)
Puerto Rico Investments Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market.

(at)
Real Assets Risk. Investments in the energy, materials, industrials, utilities and real estate sectors involve a high degree of risk, including significant financial, operating, and competitive risks. Investments in royalty trusts, REITs and MLPs expose the fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

(au)
Real Estate Investment Trusts (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or less or and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.
(av)
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be more susceptible to any economic, business or other developments which generally affect that sector.

(aw)
Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

(ax)
Senior Loans Risk. Senior loans are business loans made to borrowers that may be corporations, partnerships or other entities. These borrowers operate in a variety of industries and across geographic regions. Investing in senior loans involves investment risk and some borrowers default on their senior loan repayments. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured,

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risks of their borrowers. Such borrowers are more likely to default on their payments of interest and principal owed, and such defaults could reduce a Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Senior loans are subject to the risk that when sold, such sale may not settle in a timely manner, resulting in a settlement date that may be much later than the trade date. Delayed settlement interferes with the Fund’s ability to realize the proceeds of senior loan sales in a timely way. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Senior loans may not be deemed to be securities and, in such case, may not be afforded the anti- fraud protections of the Federal securities laws in the event of fraud or misrepresentation by a borrower.
(ay)
Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally, the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

(az)
Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

(ba)
Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the underlying funds may have limited recourse in the event of a default.

(bb)
Special Purpose Acquisition Companies Risks. The Fund may, to the extent permitted by the 1940 Act and its investment policies, invest in special purpose acquisition companies (“SPACs”). Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

(bc)
Structured Notes Risk. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, indexes or other financial indicators (“Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or

Notes to Financial Statements
February 28, 2025 (continued)

6. Significant Risks and Uncertainties (continued)
the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Sub-adviser analyzes these securities in its overall assessment of the effective duration the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended may limit the Fund’s ability to use structured notes.
(bd)
Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. The Fund may rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. In such instances, neither the Fund nor the Sub-adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the AMT tax applicable to certain shareholders. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

(be)
TBA and When-Issued Transaction Risk. TBA and When-Issued securities involve risk that a security the Fund buys will lose value prior to its delivery. There is also risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

(bf)
U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

(bg)
Value Stocks Risk. The risk that the Fund will underperform when value investing is out of favor or that the Fund’s investments will not appreciate in value as anticipated.

(bh)
Warrants Risk. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on

Notes to Financial Statements
February 28, 2025 (continued)

7. Investment Management Agreement (continued)
each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate subadvisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:
Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.16%	0.44%	0.75%
Destinations Small-Mid Cap Equity Fund	0.36%	0.44%	0.90%
Destinations International Equity Fund	0.35%	0.44%	1.00%
Destinations Equity Income Fund	0.23%	0.44%	0.80%
Destinations Core Fixed Income Fund	0.16%	0.44%	0.65%
Destinations Low Duration Fixed Income Fund	0.20%	0.44%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.29%	0.44%	0.85%
Destinations Municipal Fixed Income Fund	0.14%	0.44%	0.70%
Destinations Multi Strategy Alternatives Fund	0.50%	0.44%	1.35%
Destinations Shelter Fund	0.35%	0.44%	0.85%
Destinations Real Assets Fund*	0.30%	0.44%	1.00%
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. In addition, since March 20, 2017, Brinker Capital has contractually waived a portion of its advisory fee with respect to any Fund in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. At a meeting in December 2023, in connection with an initiative to reduce overall expenses borne by the investors, the Board approved changes to Brinker Capital’s contractual fee waiver such that effective as of April 1, 2024, Brinker Capital will now waive management fees in excess of 0.444% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to each Fund. This adjustment was made to partially offset the effect on Brinker Capital of eliminating other revenues paid to it by investors outside of the Funds. The contractual fee waiver agreement may be amended or terminated only with the consent of the Board of Trustees.
For the year ended February 28, 2025, the amounts waived by the Adviser, which are not recoupable, were as follows:
Fund
Destinations Large Cap Equity Fund	$6,314,092
Destinations Small-Mid Cap Equity Fund	865,215
Destinations International Equity Fund	4,668,946
Destinations Equity Income Fund	723,540
Destinations Core Fixed Income Fund	959,083
Destinations Low Duration Fixed Income Fund	216,155
Destinations Global Fixed Income Opportunities Fund	983,704
Destinations Municipal Fixed Income Fund	1,017,191
Destinations Multi Strategy Alternatives Fund	2,860,635
Destinations Shelter Fund	58,798
Destinations Real Assets Fund*	224,953

*
The Fund reopened on November 14, 2024 (Note 1).

Notes to Financial Statements
February 28, 2025 (continued)

7. Investment Management Agreement (continued)
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the year ended, pursuant to these Procedures, each Funds’ total cross trades transactions were as follows:
Fund	Purchases	Sales	Realized Gain/(Loss)
Destinations International Equity Fund	$50,523	$—	$—
Destinations Multi Strategy Alternatives Fund	—	2,830,008	361,584
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.
For the year ended February 28, 2025, class specific expenses were as follows:
Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$5,883,834
Destinations Small-Mid Cap Equity Fund	1,181,503
Destinations International Equity Fund	2,945,531
Destinations Equity Income Fund	785,105
Destinations Core Fixed Income Fund	2,599,542
Destinations Low Duration Fixed Income Fund	521,063
Destinations Global Fixed Income Opportunities Fund	1,109,902
Destinations Municipal Fixed Income Fund	1,154,270
Destinations Multi Strategy Alternatives Fund	964,112
Destinations Shelter Fund	144,320
Destinations Real Assets Fund*	125,410

*
The Fund reopened on November 14, 2024 (Note 1).

Notes to Financial Statements
February 28, 2025 (continued)

9. Investments
During the year ended February 28, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$3,852,191,175	$4,244,151,135	$—	$—
Destinations Small-Mid Cap Equity Fund	1,086,127,877	1,218,611,330	—	—
Destinations International Equity Fund	1,314,772,933	1,955,751,495	—	—
Destinations Equity Income Fund	248,804,413	385,093,775	—	—
Destinations Core Fixed Income Fund	2,652,922,138	2,999,512,067	2,103,500,227	2,163,015,989
Destinations Low Duration Fixed Income Fund	301,782,786	383,100,283	78,285,007	80,729,587
Destinations Global Fixed Income Opportunities Fund	803,143,461	903,209,991	14,101,312	5,883,228
Destinations Municipal Fixed Income Fund	332,753,337	403,839,258	—	—
Destinations Multi Strategy Alternatives Fund	295,578,007	487,259,627	—	—
Destinations Shelter Fund	8,996,556	27,247,025	—	—
Destinations Real Assets Fund*	384,859,918	67,319,892	—	—
	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	—	—	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	—	—	—	—
Destinations Core Fixed Income Fund	545,873,748	546,167,150	545,873,748	546,167,150
Destinations Low Duration Fixed Income Fund	—	—	—	—
Destinations Global Fixed Income Opportunities Fund	20,531,634	16,126,797	4,028,758	4,118,610
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	40,796,315	13,240,472	—	—
Destinations Shelter Fund	—	—	—	—
Destinations Real Assets Fund*	18,723	20,272	—	—

*
The Fund reopened on November 14, 2024 (Note 1).

Notes to Financial Statements
February 28, 2025 (continued)

9. Investments (continued)
At February 28, 2025, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$2,981,960,290	$1,124,611,109	$(89,594,702)	$1,035,016,407
Destinations Small-Mid Cap Equity Fund	651,309,465	152,826,079	(40,513,483)	112,312,596
Destinations International Equity Fund	1,650,536,125	470,709,095	(172,515,348)	298,193,747
Destinations Equity Income Fund	408,075,568	116,019,667	(13,727,942)	102,291,725
Destinations Core Fixed Income Fund	1,917,523,926	22,769,363	(141,551,180)	(118,781,817)
Destinations Low Duration Fixed Income Fund	334,271,397	5,986,624	(19,183,591)	(13,196,967)
Destinations Global Fixed Income Opportunities Fund	737,454,780	16,414,984	(26,966,081)	(10,551,097)
Destinations Municipal Fixed Income Fund	757,385,833	16,813,450	(21,064,896)	(4,251,446)
Destinations Multi Strategy Alternatives Fund	573,571,428	33,499,923	(21,999,750)	11,500,173
Destinations Shelter Fund	66,257,679	33,290,223	(1,171,861)	32,118,362
Destinations Real Assets Fund*	324,248,462	9,641,061	(16,670,824)	(7,029,763)

*
The Fund reopened on November 14, 2024 (Note 1).

10. Shares of Beneficial Interest
At February 28, 2025, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2025, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:
	Year ended 28 February, 2025		Year ended 28 February, 2025		Year ended 29 February, 2024		Year ended 29 February, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I	Class I	Class Z	Class Z	Class I	Class I	Class Z	Class Z
Destinations Large Cap Equity Fund
Shares sold	47,936,226	$776,617,278	18,123,352	$206,973,040	20,808,539	$286,723,049	5,416,970	$56,755,104
Shares issued on reinvestment	32,581,312	497,842,444	5,465,201	59,297,429	11,488,243	165,545,592	2,179,876	23,520,862
Shares repurchased	(90,555,445)	(1,486,366,178)	(27,754,971)	(335,806,573)	(101,613,670)	(1,400,519,989)	(13,800,296)	(145,033,962)
Net Decrease	(10,037,907)	$(211,906,456)	(4,166,418)	$(69,536,104)	(69,316,888)	$(948,251,348)	(6,203,450)	$(64,757,996)
Destinations Small-Mid Cap Equity Fund
Shares sold	8,475,286	$117,602,808	4,984,628	$47,988,892	5,841,027	$68,314,934	1,448,952	$12,587,190
Shares issued on reinvestment	3,939,119	52,902,360	657,807	6,321,522	161,645	1,997,933	49,274	448,886
Shares repurchased	(18,713,154)	(262,615,321)	(7,416,958)	(75,164,227)	(34,996,708)	(415,794,352)	(4,555,819)	(40,087,120)
Net Decrease	(6,298,749)	$(92,110,153)	(1,774,523)	$(20,853,813)	(28,994,036)	$(345,481,485)	(3,057,593)	$(27,051,044)
Destinations International Equity Fund
Shares sold	12,798,432	$169,733,065	2,515,401	$28,673,039	53,323,794	$649,062,864	8,028,186	$84,510,718
Shares issued on reinvestment	4,931,367	61,888,659	625,831	6,715,166	3,316,428	41,455,349	506,191	5,441,557
Shares repurchased	(57,581,642)	(762,847,638)	(10,564,096)	(120,464,003)	(39,395,419)	(481,713,480)	(4,811,192)	(50,854,777)
Net Increase/(Decrease)	(39,851,843)	$(531,225,914)	(7,422,864)	$(85,075,798)	17,244,803	$208,804,733	3,723,185	$39,097,498
Destinations Equity Income Fund
Shares sold	4,563,391	$56,725,520	1,799,693	$22,428,274	4,510,292	$50,031,989	922,167	$9,872,253
Shares issued on reinvestment	1,149,834	14,115,335	111,768	1,321,557	2,103,089	23,306,638	220,054	2,353,688
Shares repurchased	(17,895,047)	(223,795,561)	(4,099,653)	(50,402,428)	(16,519,269)	(184,530,150)	(1,688,014)	(18,181,017)
Net Decrease	(12,181,822)	$(152,954,706)	(2,188,192)	$(26,652,597)	(9,905,888)	$(111,191,523)	(545,793)	$(5,955,076)

Notes to Financial Statements
February 28, 2025 (continued)

10. Shares of Beneficial Interest (continued)
	Year ended 28 February, 2025		Year ended 28 February, 2025		Year ended 29 February, 2024		Year ended 29 February, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I	Class I	Class Z	Class Z	Class I	Class I	Class Z	Class Z
Destinations Core Fixed Income Fund
Shares sold	22,071,426	$185,304,812	2,961,846	$25,602,213	47,840,706	$396,772,982	6,701,055	$57,131,151
Shares issued on reinvestment	7,816,163	65,558,012	759,086	6,558,623	7,863,825	64,729,658	770,888	6,529,609
Shares repurchased	(59,385,723)	(499,257,354)	(10,019,343)	(86,894,652)	(52,136,411)	(430,534,637)	(4,854,695)	(41,242,854)
Net Increase/(Decrease)	(29,498,134)	$(248,394,530)	(6,298,411)	$(54,733,816)	3,568,120	$30,968,003	2,617,248	$22,417,906
Destinations Low Duration Fixed Income Fund
Shares sold	6,608,538	$61,812,158	791,820	$7,601,425	5,769,902	$52,955,710	907,367	$8,530,085
Shares issued on reinvestment	1,935,803	18,055,182	158,218	1,515,513	2,488,354	22,786,422	213,120	1,997,960
Shares repurchased	(16,386,201)	(153,152,676)	(2,086,269)	(20,015,299)	(17,525,233)	(160,906,614)	(1,521,165)	(14,300,102)
Net Decrease	(7,841,860)	$(73,285,336)	(1,136,231)	$(10,898,361)	(9,266,977)	$(85,164,482)	(400,678)	$(3,772,057)
Destinations Global Fixed Income Opportunities Fund
Shares sold	11,998,520	$112,672,168	1,316,276	$12,610,023	21,946,417	$199,873,987	2,553,889	$23,724,835
Shares issued on reinvestment	4,998,004	46,714,270	427,746	4,084,374	5,194,510	47,157,667	451,462	4,181,788
Shares repurchased	(24,901,718)	(233,835,397)	(3,722,078)	(35,708,821)	(18,956,308)	(172,537,676)	(1,739,290)	(16,169,276)
Net Increase/(Decrease)	(7,905,194)	$(74,448,959)	(1,978,056)	$(19,014,424)	8,184,619	$74,493,978	1,266,061	$11,737,347
Destinations Municipal Fixed Income Fund
Shares sold	7,322,867	$70,782,590	1,421,209	$13,772,481	15,142,832	$145,154,183	1,903,780	$18,325,767
Shares issued on reinvestment	2,358,382	22,732,761	133,259	1,291,099	2,471,948	23,570,961	142,485	1,362,933
Shares repurchased	(19,744,435)	(190,744,803)	(2,651,132)	(25,744,203)	(19,513,838)	(186,573,334)	(1,630,232)	(15,646,422)
Net Increase/(Decrease)	(10,063,186)	$(97,229,452)	(1,096,664)	$(10,680,623)	(1,899,058)	$(17,848,190)	416,033	$4,042,278
Destinations Multi Strategy Alternatives Fund
Shares sold	5,248,885	$55,251,873	794,428	$8,103,661	10,607,512	$108,716,839	1,369,615	$13,692,347
Shares issued on reinvestment	3,605,145	37,412,072	334,755	3,378,198	4,698,355	48,174,921	438,795	4,379,853
Shares repurchased	(26,562,859)	(279,173,481)	(3,511,921)	(36,003,559)	(28,733,243)	(293,670,827)	(2,568,181)	(25,567,149)
Net Decrease	(17,708,829)	$(186,509,536)	(2,382,738)	$(24,521,700)	(13,427,376)	$(136,779,067)	(759,771)	$(7,494,949)
Destinations Shelter Fund
Shares sold	787,554	$9,101,952	18,043	$203,245	338,589	$3,201,679	26,559	$245,840
Shares issued on reinvestment	27,724	321,053	944	10,762	37,998	361,811	1,071	10,084
Shares repurchased	(2,156,683)	(24,385,545)	(41,153)	(473,000)	(2,471,021)	(23,361,975)	(23,821)	(229,205)
Net Increase/(Decrease)	(1,341,405)	$(14,962,540)	(22,166)	$(258,993)	(2,094,434)	$(19,798,485)	3,809	$26,719
Destinations Real Assets Fund*
Shares sold	144,171,965	$322,781,590	12,623,123	$25,169,195
Shares issued on reinvestment	342,007	728,474	30,318	57,605
Shares repurchased	(11,513,282)	(25,285,541)	(768,281)	(1,496,656)
Net Increase	133,000,690	$298,224,523	11,885,160	$23,730,144

*
The Fund reopened on November 14, 2024 (Note 1).

11. ReFlow Liquidity Program
The Funds may participate in one or more optional liquidity programs, which are designed to provide an alternative liquidity source for mutual funds when conducting normal business activities. Pursuant to the programs, a third-party purchases shares of a fund that settle the next business day and the fund has the ability to use incoming cash to meet net shareholder redemptions, as necessary. A Fund is not guaranteed to receive cash under the program on any given day. Following purchases of fund shares, the third-party then generally expects to redeem those shares when the fund experiences net sales or at other times at the third-party’s discretion, subject to the third-party’s independent decision making. While the third-party holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. The third-party could redeem its entire share position in the Fund and may request that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies.
For use of the liquidity program, a Fund may pay a fee to the third-party each time it purchases shares of such Fund. Purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to such Fund’s

Notes to Financial Statements
February 28, 2025 (continued)

11. ReFlow Liquidity Program (continued)
objective, policies, or anticipated performance. In accordance with federal securities laws, the third-party is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. The third-party will purchase shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares.
The following table presents ReFlow activity during the year ended February 28, 2025:
Fund	Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
Destinations Large Cap Equity Fund	12,237,294	$136,096,556	11,309,931	$126,299,590	$53,091,044
Destinations Small-Mid Cap Equity Fund	1,277,838	$12,337,293	1,072,724	$10,317,409	$3,975,033
12. In -Kind Transactions
During the year ended February 28, 2025, Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund and Destinations Equity Income Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.
Fund	Transaction Dates	Shares Redeemed	Securities at Value	Cash	Total Assets	Realized Gain
Destinations Large Cap Equity Fund	31-Jan-2025	12,658,460	$193,980,549	$6,149,697	$200,130,246	$136,876,680
Destinations Large Cap Equity Fund	26-Feb-2025	6,752,412	$102,008,856	$2,721,048	$104,729,904	$59,151,166
Destinations Small-Mid Cap Equity Fund	26-Feb-2025	2,241,195	$20,513,945	$508,467	$21,022,412	$12,458,243
Destinations Equity Income Fund	26-Feb-2025	1,255,887	$15,783,114	$254,563	$16,037,677	$8,639,811
13. Dividend and Tax Components of Capital
The tax character of distributions paid during the fiscal year ended February 28, 2025, were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund*
Distributions paid from:
Tax Exempt	$—	$—	$—	$—	$—	$—	$—	$24,279,528	$—	$—	$—
Ordinary Income	159,616,383	22,389,009	48,824,656	15,614,880	72,934,670	19,778,759	51,394,130	79,046	41,269,853	331,815	796,639
Net Long-term Capital Gains	403,891,774	37,490,316	20,557,104	—	—	—	—	—	—	—	—
Total Distributions Paid	$563,508,157	$59,879,325	$69,381,760	$15,614,880	$72,934,670	$19,778,759	$51,394,130	$24,358,574	$41,269,853	$331,815	$796,639

Notes to Financial Statements
February 28, 2025 (continued)

13. Dividend and Tax Components of Capital (continued)
The tax character of distributions paid during the fiscal year ended February 29, 2024, were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund*
Distributions paid from:
Tax Exempt	$—	$—	$—	$—	$—	$—	$—	$25,258,212	$—	$—	$—
Ordinary Income	33,568,912	2,470,100	47,352,736	22,986,352	67,956,082	25,042,258	51,894,573	—	53,102,220	371,896	—
Net Long-term Capital Gains	157,398,902	—	—	2,950,982	—	—	—	—	—	—	—
Tax Return of Capital	—	—	—		4,010,833	—	—	—	—	—	—
Total Distributions Paid	$190,967,814	$2,470,100	$47,352,736	$25,937,334	$71,966,915	$25,042,258	$51,894,573	$25,258,212	$53,102,220	$371,896	$—
As of February 28, 2025, the components of accumulated earnings on a tax basis were as follows:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund*
Undistributed ordinary income – net	$15,707,517	$10,877,427	$5,636,516	$5,555,471	$588,313	$3,784,427	$7,545,095	$—	$8,795,785	$2,062	$693,574
Undistributed long-term capital gains – net	200,247,519	31,054,962	61,329,928	13,038,859	—	—	—	—	—	—	—
Undistributed tax-exempt income – net	—	—	—	—	—	—	—	1,277,594	—	—	—
Total Undistributed earnings	215,955,036	41,932,389	66,966,444	18,594,330	588,313	3,784,427	7,545,095	1,277,594	8,795,785	2,062	693,574
Capital Loss Carryforward	—	—	—	—	(230,567,568)	(20,115,956)	(43,695,183)	(29,561,784)	—	(15,591,771)	(474,394)
Current Year Late Year Loss Deferral	—	—	—	—	—	—	—	—	—	—	—
Unrealized appreciation (depreciation)(a)	1,035,013,057	112,312,596	295,728,850	102,267,471	(118,781,815)	(13,196,057)	(10,569,312)	(4,251,446)	11,678,684	32,118,362	(7,029,909)
Total accumulated earnings/(losses) – net	$1,250,968,093	$154,244,985	$362,695,294	$120,861,801	$(348,761,070)	$(29,527,586)	$(46,719,400)	$(32,535,636)	$20,474,469	$16,528,653	$(6,810,729)

*
The Fund reopened on November 14, 2024 (Note 1).

(a)
The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, tax cost adjustments related to partnerships, forwards, futures, ROC dividends received, real estate investments, foreign currency, the difference between book and tax amortization methods, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

Reclassification: GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current period, the following reclassifications have been made:
	Total distributable earnings (losses)	Paid-in capital
Destinations Large Cap Equity Fund(a)	(281,940,461)	281,940,461
Destinations Small-Mid Cap Equity Fund(a)	(16,001,882)	16,001,882
Destinations Equity Income Fund(a)	(8,460,368)	8,460,368

(a)
Reclassifications are due to permanent differences primarily related to redemptions in-kind.

*
The Fund reopened on November 14, 2024 (Note 1).

Notes to Financial Statements
February 28, 2025 (concluded)

14. Capital Loss Carry Forward
As of February 28, 2025, the Funds had the following net capital loss carryforwards remaining:
Year of Expiration	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund*
Short-Term	$—	$—	$—	$—	$97,553,309	$7,469,910	$—	$7,520,913	$—	$7,013,057	$474,394
Long-Term .	—	—	—	—	133,014,259	12,646,046	43,695,183	22,040,871	—	8,578,714	—
	$—	$—	$—	$—	$230,567,568	$20,115,956	$43,695,183	$29,561,784	$—	$15,591,771	$474,394

*
The Fund reopened on November 14, 2024 (Note 1).

15. Segment Reporting
During the reporting period, the Funds adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard only impacts financial statement disclosures and does not affect the Funds’ financial positions or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.The Adviser is deemed to be the CODM of the Funds. Each of the Funds is considered to be a single operating segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations is the information used for the day-to-day management of the Funds. The operating results are consistent with, but not limited to, the information presented in the Funds’ Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
16. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

KPMG LLP Suite 4000 1735 Market Street Philadelphia, PA 19103-7501
To the Shareholders of the Funds and Board of Trustees
Brinker Capital Destinations Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Destinations Large Cap Equity Fund, Destinations Small- Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund, and Destinations Real Assets Fund (the Funds), including the schedules of investments, as of February 28, 2025, the related statements of operations for the year then ended except for Destinations Real Assets Fund, for which the period is from November 14, 2024 through February 28, 2025, the statements of changes in net assets for each of the years in the two-year period then ended except for Destinations Real Assets Fund, for which the period is from November 14, 2024 through February 28, 2025, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the three-year period then ended except for Destinations Real Assets Fund, for which the period is from November 14, 2024 through February 28, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2025, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended February 28, 2022 were audited by other independent registered public accountants whose report, dated April 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Brinker Capital Destinations Trust investment companies since 2022.
Philadelphia, Pennsylvania
April 28, 2025
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)

Brinker Capital Destinations Trust (the “Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Orion Portfolio Solutions, LLC (d/b/a Brinker Capital Investments) (formerly known as Brinker Capital Investments) (the “Adviser”), have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which the Adviser selects investments in third-party funds and serves as “manager of managers” for the Funds in that it selects and oversees professional money managers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Adviser and each Sub-Adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “Investment Company Act”) requires that the initial approval of a Fund’s investment advisory agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the Investment Company Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued three Orders in 2020 that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters from in-person voting requirements. The relief provided by those Orders has not yet been withdrawn by the SEC Staff, and the Trust remains able to rely on that relief under certain circumstances.
Board Considerations of the Advisory Agreement
At the December 11-12, 2024, meeting of the Board (the “December Meeting”), the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement between the Adviser and the Trust for an additional one-year period. The Board considered the performance of the Adviser in delivering services to the Funds under the Advisory Agreement throughout the year, including, specifically in the context of assessing whether to renew the Advisory Agreement, at a Governance Committee meeting held on November 26, 2024 and at the December Meeting. Throughout the course of the year, and particularly during the November 2024 Governance Committee meeting and December Meeting, the Trustees requested and received information from the Adviser that they deemed reasonably necessary for their review of the Advisory Agreement and the performance of the Adviser thereunder. The Trustees were assisted in their review by both Fund counsel and Board counsel and met in executive sessions separate from representatives of the Adviser. Additionally, the Board considered changes that were made throughout the year to simplify and reduce overall expenses borne by investors. Specifically, the Board considered that, pursuant to adjustments to the Funds’ contractual fee waivers (whereby the Adviser now retains more, and waives less, of each Fund’s contractual advisory fee), combined with decreases to fees paid to the Adviser and its affiliates by investors other than in their capacity as Fund shareholders (i.e., fees borne outside of the Funds), the total revenues received by the Adviser on a per investor basis decreased.
Nature, Extent and Quality of the Adviser’s Advisory Services
The Board considered the nature, extent and quality of the advisory services that the Adviser has provided to, and the resources dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Adviser to the Funds and the resources of the Adviser to the Funds were sufficient to support the renewal of the Advisory Agreement.
Performance
In determining whether to renew the Advisory Agreement, the Board considered the performance of the Adviser in selecting and evaluating Sub-Advisers, allocating Fund assets among Sub-Advisers, and determining relative passive- and active-investment exposures within the Funds. The Board also considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at Board meetings throughout the year. The Board also discussed and considered the Funds’ performance in the light of the changes to the overall expense structure. Based on the materials considered and discussed at the meetings, the Board found Fund performance satisfactory, or, where performance was significantly below the benchmark and/or peer group, the Board was satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of the Advisory Agreement.
Profitability
The Board considered the profits realized by the Adviser in connection with the operation of the Funds, and whether the amount of profit was a fair entrepreneurial profit for the management of the Funds. In particular, the Board considered that the Adviser retains a limited amount of compensation (as a percentage of Fund assets) from each Fund as a result of the contractual fee waivers, noting that the Adviser increased such limit as of April 2024 with respect to each Fund as part of a multi-faceted initiative to reduce investors’ overall expenses. The Board also considered the profitability of the Adviser for providing advisory services to the Funds as an overall complex, noting that the Adviser implemented its model-based investment advice through allocations of assets among the Funds and that, because of the investor base of the Funds, the amount of compensation paid to the Adviser must be equal across each Fund such that the Adviser does not have an incentive to favor allocating client assets to one Fund over another Fund. As to each Fund, the Board concluded, in the context of its full deliberations, that the Adviser’s level of profitability was reasonable and supported renewal of the Advisory Agreement.
Fees and Economies of Scale
As to each Fund, the Board reviewed and considered the management fees payable by the Fund to the Adviser in light of the nature, extent and quality of the advisory services provided by the Adviser. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements in place for the Funds and considered the actual fee rate (after taking any such waivers and reimbursements into account), and whether any fee waivers and expense reimbursements could be discontinued. Further, the Board considered that, as a result of the contractual advisory fee waivers, the Adviser would not retain a different percentage of the overall advisory fee based on the Sub-Advisers selected, the fees charged to Sub-Advisers or the allocation of a Fund’s assets among Sub-Advisers. The Board also reviewed with management the scope of services provided to the Funds by the Adviser and that the Adviser coordinates and oversees the provision of services to each Fund by other fund service providers, including the Sub-Advisers. Additionally, the Board received and considered information comparing each Funds’ advisory fees with those of a group of funds selected by Broadridge.
The Board determined, in the context of its full deliberations, that, as to each Fund, the advisory fees paid by the Fund to the Adviser, taking into effect the impact of the proposed changes to the contractual fee waivers going forward, are reasonable in light of comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.
As to each Fund, the Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. As to each Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. In assessing the potential for economies of scale, the Board also took into account current and recent trends in Fund inflows and outflows, as well as recent market trends for mutual funds overall.
Other Benefits to the Adviser
As to each Fund, the Board considered other benefits received or that could be expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders. In light of the Adviser’s costs of providing investment management and other services to the Funds and the Adviser’s ongoing commitment to the Funds and each Sub-Adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the Board determined that the profits and ancillary benefits that the Adviser and its affiliates receive through their management of the Funds are reasonable.

Board Considerations of the Sub-Advisory Agreements
During the second half of the year, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers and the approval of new Sub-Advisory Agreements. In particular, at a meeting of the Board held on September 10-11, 2024 (the “September Meeting), the Adviser recommended and the Board, including all of the Independent Trustees, approved new Sub-Advisory Agreements for the management of the re-launched Destinations Real Assets Fund by Nuveen Asset Management (“Nuveen”), Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“DIFA”), and Newton Investment Management North America LLC (“Newton”). In addition, at the September Meeting, the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements for the management of the: (i) Destinations Small-Mid Cap Equity Fund by Ceredex Value Advisors, LLC, Driehaus Capital Management LLC (“Driehaus”) and Leeward Investments, LLC; (ii) Destinations Equity Income Fund by Federated Equity Management Company of Pennsylvania, Neuberger Berman Investment Advisers, LLC and Nuveen; and (iii) Destinations Multi Strategy Alternatives Fund by Driehaus and LMCG Investments, LLC.
Further, at the December Meeting, the Adviser recommended and the Board, including all of the Independent Trustees, approved a new Sub-Advisory Agreement for the management of the Destinations Large Cap Equity Fund by Federated MDTA LLC (“FMDTA”). In addition, at the December Meeting, the Adviser recommended and the Board, including all of the Independent Trustees, approved the renewal of the existing Sub-Advisory Agreements for the management of the: (i) Destinations Core Fixed Income Fund by DoubleLine Capital LP (“DoubleLine”), Merganser Capital Management LLC and Wellington Management Company LLP; (ii) Destinations Global Fixed Income Opportunities Fund by CrossingBridge Advisors, LLC (“CrossingBridge”), and DoubleLine; (iii) Destinations Low Duration Fixed Income Fund by CrossingBridge and DoubleLine; and (iv) Destinations Municipal Fixed Income Fund by Lord, Abbett & Co. LLC, Northern Trust Investments, Inc. and Seix Investment Advisors LLC.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers will provide (or will continue to provide) day-to-day management for the portion of the applicable Funds’ assets proposed to be allocated to them. In the context of Sub-Advisory Agreement renewals, the Board also considered information provided by the Adviser during prior meetings, and in the context of the approval of the new Sub-Advisory Agreements, the Board considered certain introductory information that the Adviser had provided during prior meetings regarding the background of Nuveen, DIFA, Newton, and FMDTA as well as the Adviser’s thesis for incorporating Nuveen’s, DIFA’s and Newton’s investment strategies for the re-launched Destinations Real Assets Fund as well as for incorporating FMDTA’s investment strategies for the Destinations Large Cap Equity Fund. In doing so, the Trustees requested and received information from the Adviser and the Sub-Advisers that they deemed reasonably necessary for their review of the Sub-Advisory Agreements and to evaluate the relevant performance of each Sub-Adviser, either with respect to the Funds (in the case of renewals) or representative accounts (in the case of the approvals). The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of the Adviser and the Sub-Advisers.
In voting to approve the Sub-Advisory Agreements, the Trustees considered whether the renewal or the approval of the Sub-Advisory Agreements would be in the best interests of the respective Fund and its shareholders, including an evaluation based on several factors some of which are listed below.
Nature, Extent and Quality of the Sub-Advisory Services Provided
The Board received and considered information regarding the nature, extent and quality of services that will be provided (or will continue to be provided) to the Funds by the Sub-Advisers under the Sub-Advisory Agreements. The Trustees considered information regarding the process by which the Adviser selected and recommended the Sub-Advisers to the Board for renewal or approval, and the supervisory activities over the Sub-Advisers performed by the Adviser, including monitoring the Sub-Advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-Advisers’ proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’ assets proposed to be allocated to them, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Funds’ assets to be managed by the Sub-Adviser and of other key personnel of the Sub-Adviser. The Board specifically took into account how each Sub-Adviser’s investment processes and capabilities were expected to complement the other Sub-Advisers to the Fund. The Trustees discussed the terms of the Sub-Advisory Agreements and considered the Adviser’s favorable assessment of the nature and quality of the Sub-Advisers’ services expected to be provided (or continue to be provided) to the Funds. The Board also reviewed information received from the Adviser and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act and those of the Adviser and of each Sub-Adviser. In the case of the new Sub-Advisory Agreements, the Board considered the reports of the Trust’s Chief Compliance Officer as to the robustness of the Sub-Advisers’ compliance policies and procedures and Codes of Ethics.
The Board discussed with representatives of the Adviser, the portfolio management strategy proposed to be employed (or which would continue to be employed) by each of the Sub-Advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by each Sub-Adviser was adequate and appropriate in light of: (i) the Sub-Adviser’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-Adviser in managing the portion of the Fund’s assets allocated to them, (iii) how the Sub-Adviser is expected to complement the applicable Fund’s existing Sub-Advisers, (iv) the Sub-Adviser’s compliance program, and (v) the Adviser’s recommendation to engage the Sub-Adviser.
Performance
The Board received information from management regarding the Sub-Advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and approvals), with such performance compared to a relevant index. The Board discussed with representatives of the Adviser the investment strategy to be employed by each Sub-Adviser, its portfolio managers’ experience, and the Adviser’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by the Adviser in evaluating Sub-Adviser performance. The Board determined that these factors supported a decision to renew or approve, as applicable, the Sub-Advisory Agreements.
Sub-Advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the fees payable under the Sub-Advisory Agreements, noting that the fees would be payable by the Adviser to each Sub-Adviser, and, thus, would not impact the fees paid by the Funds. The Board concluded that the proposed fees payable to the Sub-Advisers with respect to the assets to be managed by the Sub-Adviser were reasonable and appropriate. The Board recognized that, because the Sub-Advisers’ fees would be paid by the Adviser, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Adviser. The Board received and considered a profitability analysis of the Adviser with respect to the addition of: (i) Nuveen as a Sub-Adviser to the Destinations Real Assets Fund; (ii) DIFA as a Sub-Adviser to the Destinations Real Assets Fund; (iii) Newton as a Sub-Adviser to the Destinations Real Assets Fund; and (iv) FMDTA as a Sub-Adviser to the Destinations Large Cap Equity Fund. The Board also received and considered a profitability analysis of the Adviser with respect to the sub-advisory fees to be paid under the Sub-Advisory Agreements proposed for renewal. The Board then determined that the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the applicable Funds, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by the Adviser to 44.4 basis points of each Fund’s assets. Similarly, the Board recognized that, because each Sub-Adviser’s fees would be paid by the Adviser, and not the Funds, an analysis of economies of scale with respect to the Sub-Advisers was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Adviser. Accordingly, economies of scale with respect to the Sub-Advisers were not materially considered relevant at that time to the Board’s decision to renew or approve, as applicable, the Sub-Advisory Agreements. The Board also concluded that any other benefits that could be expected to accrue to the Sub-Advisers by virtue of their relationship with the Funds, such as reputational gain and increased assets under management, were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to renew and approve, as applicable, the proposed Sub-Advisory Agreements, having determined that the Sub-Advisory Agreements would be in the best interests of the applicable Funds and their shareholders.
Distributor approval
At the December Meeting, the Board, including a majority of the Independent Trustees approved a renewal of the distribution agreement between the Funds and Foreside Fund Services, LLC (“Foreside”).
Review of Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the Investment Company Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the Liquidity Risk Management Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.
At the December Meeting, the Trustees received a report from the Liquidity Risk Management Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Liquidity Risk Management Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on September 21, 2018. The Liquidity Risk Management Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Management Committee further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Additional Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Adviser, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses, and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 78 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote of the Governance Committee and majority vote of the full Board, extend the term of such Trustee for up to five successive periods of one year. Unless otherwise noted, the business address of each Trustee is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.
The executive officers of the Trust are employees of organizations that provide services to the Funds. Unless otherwise noted, the business address of each officer is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	11	Osterweis Capital Management since May 2022, Optimum Fund Trust from 2011 to 2015.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
Nicholas Marsini, Jr. Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	11	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.
Gregory E. McGowan Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	11
Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services
Mexico, S. de R. L., Templeton Global Growth Fund Ltd (Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland), The Dar Group (sub-advisory board), Hammerspace Inc. (sub-advisory board).

*
Each Trustee remains in office until he or she resigns, retires or is removed.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INTERESTED TRUSTEES*
Joseph V. Del Raso** Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	11	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Noreen D. Beaman Birth Year: 1964	Chair of the Board of Trustees	Since 2018	President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2014 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	11
Commonwealth Financial Network, Advisory Board. May of 2023 Board of Directors/Managers for following entities since 2020 and Vice Chair since February 2022: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc.

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the 1940 Act.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS***
Brian Ferko Birth Year: 1971	President & Chief Operating Officer	Since March 2024 and September 2023 respectively	Chief Compliance Officer of Brinker Capital Investments from 2015 to 2023; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.
Kevin Fustos Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Peter Townsend Birth Year: 1977	Secretary, Chief Compliance Officer & Anti Money Laundering Officer	Since January 2017 and March 2024 respectively.	Deputy Funds Chief Compliance Officer of Brinker Capital Investments since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.
Toni Gretsky, IACCP® Birth Year: 1976	Assistant Secretary	Since June 2024	Senior Compliance and Fund Operations Manager of Brinker Capital Investments since 2023; Senior Compliance Associate at Orion Portfolio Solutions from 2020-2023; Compliance Coordinator at Brinker Capital from 2008-2020: Administrative Assistant/Supervisor for Brinker Capital from 2004-2008.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Kylee Beach Birth Year: 1984	Assistant Secretary	Since March 2024	General Counsel and Secretary, Orion Advisor Solutions, Inc., since 2019; Orion Advisor Technology, LLC, since 2014; Brinker Capital Investments, since 2020 and also General Counsel for CLS Investments, LLC, now part of Brinker Capital Investments, LLC, since 2014; GT Polaris Holdings Inc., since 2020; GT Polaris Midco, Inc., since 2020; Brinker Capital Securities, LLC, since 2020; Advizr, Inc., since 2019; Orion Portfolio Solutions, LLC, since 2018; BasisCode Compliance, LLC, since 2021; Redtail Technology Inc., since 2022; TownSquare Capital, LLC, since 2022; Associate General Counsel, NorthStar Financial Services Group, LLC from 2012 to 2018.
Brian Storey, CFA Birth Year: 1974	Investment Officer	Since June 2022	Deputy Chief Investment Officer — Destinations Portfolios at Brinker Capital Investments since 2023; Senior Portfolio Manager at Brinker Capital Investments since 2022; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021; Portfolio Manager and Senior Research Analyst at First Citizens Bank & Trust from 2010 to 2016.
Andrew Goins, CFA Birth Year: 1984	Investment Officer	Since June 2023	Senior Portfolio Manager at Brinker Capital Investments since 2023; Director of SMA and Mutual Fund Due Diligence at Brinker Capital Investments from 2021 to 2023; Investment Manager at Brinker Capital Investments from 2015 to 2021.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Timothy Holland, CFA Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of Brinker Capital Investments since September 2024 and from 2020 to 2023; Chief Investment Officer of TownSquare Capital, LLC, an Orion Company since 2023; Portfolio Manager of Brinker Capital Investments since 2017; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Rusty Vanneman, CFA, CMT, BFA Birth Year: 1965	Investment Officer	Since June 2023	Chief Investment Strategist at Brinker Capital Investments since September 2024 and from 2020 to 2023; Senior Portfolio Manager at Brinker Capital Investments since 2023; Chief Investment Officer Manager at Brinker Capital Investments from 2023 to September 2024;; Chief Investment Officer at Brinker Capital Investments from 2019-2020; President at CLS Investments LLC from 2018-2019; Chief Investment Officer at CLS Investments LLC from 2012-2019.
Patrick Amerson Birth Year: 1994	Investment Officer	Since December 2021	Investment Analyst at Brinker Capital Investments since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017-2019.

***
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended February 25, 2025:
	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
Ordinary Income:
Qualified Dividend Income for Individuals	—	32.77%	97.25%	—	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	—	31.95%	1.41%	—	—
Foreign Taxes Paid	—	—	$6,461,827	—	—
Foreign Source Income	—	—	$60,065,040	—	—
Foreign Tax Paid Per Share	—	—	0.04	—	—
Foreign Source Income Per Share	—	—	0.40	—	—
	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund	Destinations Real Assets Fund*
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	6.78%	100.00%	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	—	—	—	6.78%	100.00%	—
Interest from Tax-Exempt Obligations	—	—	99.68%	—	—	—
Long-Term Capital Gain Dividend	—	—	—	—	—	—

*
The Fund reopened on November 14, 2024 (Note 1).

Brinker Capital Destinations Trust
Investment Adviser
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103-3007
www.morganlewis.com
Independent Registered Public Accounting Firm
KPMG LLP
1735 Market Street
Philadelphia, PA 19103
www.kpmg.us
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each Fund’s risk, objectives, fees and expenses, experience of management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_AR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By: (Signature and Title)

/s/ Brian Ferko
Brian Ferko
Title: President
Date: April 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Ferko
Brian Ferko
Title: President
Date: April 29, 2025

By: (Signature and Title)

/s/ Kevin Fustos
Kevin Fustos
Title: Chief Financial Officer and Treasurer

Date: April 29, 2025